UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-21852

Columbia Funds Series Trust II

(Exact name of registrant as specified in charter)

290 Congress Street

Boston, MA 02210

(Address of principal executive offices) (Zip code)

Michael G. Clarke

c/o Columbia Management Investment Advisers, LLC

290 Congress Street

Boston, MA 02210

Ryan C. Larrenaga, Esq.

c/o Columbia Management Investment Advisers, LLC

290 Congress Street

Boston, MA 02210

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 345-6611

Date of fiscal year end: Last Day of May

Date of reporting period: November 30, 2025

Item 1. Reports to Stockholders.

Columbia Commodity Strategy Fund

Class A / CCSAX

Semi-Annual Shareholder Report | November 30, 2025

This semi-annual shareholder report contains important information about Columbia Commodity Strategy Fund (the Fund) for the period of June 1, 2025 to November 30, 2025. You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at 1-800-345-6611.

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)

Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class A	$62	1.16%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized

Key Fund Statistics

Fund net assets	$408,714,898
Total number of portfolio holdings	331
Portfolio turnover for the reporting period	42%

Columbia Commodity Strategy Fund | Class A | SSR129_01_(01/26)  |

Graphical Representation of Fund Holdings

The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.

Derivative Commodities Exposure

Long
Agriculture	29.0%
Energy	32.6%
Industrial Metals	15.0%
Livestock	8.0%
Precious Metals	26.4%

Asset Categories

Money Market Funds	37.3%
Corporate Bonds & Notes	23.1%
Asset-Backed Securities - Non-Agency	15.9%
Residential Mortgage-Backed Securities - Non-Agency	4.9%
Commercial Mortgage-Backed Securities - Non-Agency	3.4%
Other	1.5%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, federal tax information and proxy voting information, visit the Fund’s website included at the beginning of this report or scan the QR code below.

You may obtain the current net asset value (NAV) of Fund shares at no cost by calling 1-800-345-6611 or by sending an

e-mail to serviceinquiries@columbiathreadneedle.com.

The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC. Columbia Threadneedle Investments® (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved.

© 2025 Columbia Management Investment Advisers, LLC.

Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value

Columbia Commodity Strategy Fund | Class A | SSR129_01_(01/26)  |

Columbia Commodity Strategy Fund

Institutional Class / CCSZX

Semi-Annual Shareholder Report | November 30, 2025

This semi-annual shareholder report contains important information about Columbia Commodity Strategy Fund (the Fund) for the period of June 1, 2025 to November 30, 2025. You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at 1-800-345-6611.

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)

Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Institutional Class	$48	0.90%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized

Key Fund Statistics

Fund net assets	$408,714,898
Total number of portfolio holdings	331
Portfolio turnover for the reporting period	42%

Columbia Commodity Strategy Fund | Institutional Class | SSR129_08_(01/26)  |

Graphical Representation of Fund Holdings

The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.

Derivative Commodities Exposure

Long
Agriculture	29.0%
Energy	32.6%
Industrial Metals	15.0%
Livestock	8.0%
Precious Metals	26.4%

Asset Categories

Money Market Funds	37.3%
Corporate Bonds & Notes	23.1%
Asset-Backed Securities - Non-Agency	15.9%
Residential Mortgage-Backed Securities - Non-Agency	4.9%
Commercial Mortgage-Backed Securities - Non-Agency	3.4%
Other	1.5%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, federal tax information and proxy voting information, visit the Fund’s website included at the beginning of this report or scan the QR code below.

You may obtain the current net asset value (NAV) of Fund shares at no cost by calling 1-800-345-6611 or by sending an

e-mail to serviceinquiries@columbiathreadneedle.com.

The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC. Columbia Threadneedle Investments® (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved.

© 2025 Columbia Management Investment Advisers, LLC.

Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value

Columbia Commodity Strategy Fund | Institutional Class | SSR129_08_(01/26)  |

Columbia Commodity Strategy Fund

Institutional 2 Class / CADLX

Semi-Annual Shareholder Report | November 30, 2025

This semi-annual shareholder report contains important information about Columbia Commodity Strategy Fund (the Fund) for the period of June 1, 2025 to November 30, 2025. You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at 1-800-345-6611.

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)

Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Institutional 2 Class	$39	0.74%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized

Key Fund Statistics

Fund net assets	$408,714,898
Total number of portfolio holdings	331
Portfolio turnover for the reporting period	42%

Columbia Commodity Strategy Fund | Institutional 2 Class | SSR129_15_(01/26)  |

Graphical Representation of Fund Holdings

The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.

Derivative Commodities Exposure

Long
Agriculture	29.0%
Energy	32.6%
Industrial Metals	15.0%
Livestock	8.0%
Precious Metals	26.4%

Asset Categories

Money Market Funds	37.3%
Corporate Bonds & Notes	23.1%
Asset-Backed Securities - Non-Agency	15.9%
Residential Mortgage-Backed Securities - Non-Agency	4.9%
Commercial Mortgage-Backed Securities - Non-Agency	3.4%
Other	1.5%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, federal tax information and proxy voting information, visit the Fund’s website included at the beginning of this report or scan the QR code below.

You may obtain the current net asset value (NAV) of Fund shares at no cost by calling 1-800-345-6611 or by sending an

e-mail to serviceinquiries@columbiathreadneedle.com.

The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC. Columbia Threadneedle Investments® (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved.

© 2025 Columbia Management Investment Advisers, LLC.

Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value

Columbia Commodity Strategy Fund | Institutional 2 Class | SSR129_15_(01/26)  |

Columbia Commodity Strategy Fund

Institutional 3 Class / CCFYX

Semi-Annual Shareholder Report | November 30, 2025

This semi-annual shareholder report contains important information about Columbia Commodity Strategy Fund (the Fund) for the period of June 1, 2025 to November 30, 2025. You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at 1-800-345-6611.

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)

Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Institutional 3 Class	$37	0.69%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized

Key Fund Statistics

Fund net assets	$408,714,898
Total number of portfolio holdings	331
Portfolio turnover for the reporting period	42%

Columbia Commodity Strategy Fund | Institutional 3 Class | SSR129_17_(01/26)  |

Graphical Representation of Fund Holdings

The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.

Derivative Commodities Exposure

Long
Agriculture	29.0%
Energy	32.6%
Industrial Metals	15.0%
Livestock	8.0%
Precious Metals	26.4%

Asset Categories

Money Market Funds	37.3%
Corporate Bonds & Notes	23.1%
Asset-Backed Securities - Non-Agency	15.9%
Residential Mortgage-Backed Securities - Non-Agency	4.9%
Commercial Mortgage-Backed Securities - Non-Agency	3.4%
Other	1.5%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, federal tax information and proxy voting information, visit the Fund’s website included at the beginning of this report or scan the QR code below.

You may obtain the current net asset value (NAV) of Fund shares at no cost by calling 1-800-345-6611 or by sending an

e-mail to serviceinquiries@columbiathreadneedle.com.

The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC. Columbia Threadneedle Investments® (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved.

© 2025 Columbia Management Investment Advisers, LLC.

Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value

Columbia Commodity Strategy Fund | Institutional 3 Class | SSR129_17_(01/26)  |

Columbia Dividend Opportunity Fund

Class A / INUTX

Semi-Annual Shareholder Report | November 30, 2025

This semi-annual shareholder report contains important information about Columbia Dividend Opportunity Fund (the Fund) for the period of June 1, 2025 to November 30, 2025. You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at 1-800-345-6611.

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)

Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class A	$53	1.00%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized

Key Fund Statistics

Fund net assets	$2,211,877,666
Total number of portfolio holdings	89
Portfolio turnover for the reporting period	13%

Columbia Dividend Opportunity Fund | Class A | SSR140_01_(01/26)  |

Graphical Representation of Fund Holdings

The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.

Equity Sector Allocation

Financials	21.5%
Health Care	13.4%
Information Technology	12.3%
Consumer Staples	9.7%
Industrials	9.3%
Energy	7.9%
Consumer Discretionary	7.8%
Utilities	6.2%
Real Estate	4.2%
Communication Services	3.6%
Other	2.9%

Top Holdings

JPMorgan Chase & Co.	3.4%
Exxon Mobil Corp.	3.3%
Goldman Sachs Group, Inc. (The)	3.0%
Johnson & Johnson	2.7%
International Business Machines Corp.	2.7%
Cisco Systems, Inc.	2.6%
AbbVie, Inc.	2.6%
Bank of America Corp.	2.2%
Philip Morris International, Inc.	2.1%
Merck & Co., Inc.	1.9%

Asset Categories

Common Stocks	93.6%
Convertible Preferred Stocks	4.5%
Other	1.7%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, federal tax information and proxy voting information, visit the Fund’s website included at the beginning of this report or scan the QR code below.

The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC. Columbia Threadneedle Investments® (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved.

© 2025 Columbia Management Investment Advisers, LLC.

Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value

Columbia Dividend Opportunity Fund | Class A | SSR140_01_(01/26)  |

Columbia Dividend Opportunity Fund

Class C / ACUIX

Semi-Annual Shareholder Report | November 30, 2025

This semi-annual shareholder report contains important information about Columbia Dividend Opportunity Fund (the Fund) for the period of June 1, 2025 to November 30, 2025. You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at 1-800-345-6611.

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)

Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class C	$93	1.75%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized

Key Fund Statistics

Fund net assets	$2,211,877,666
Total number of portfolio holdings	89
Portfolio turnover for the reporting period	13%

Columbia Dividend Opportunity Fund | Class C | SSR140_04_(01/26)  |

Graphical Representation of Fund Holdings

The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.

Equity Sector Allocation

Financials	21.5%
Health Care	13.4%
Information Technology	12.3%
Consumer Staples	9.7%
Industrials	9.3%
Energy	7.9%
Consumer Discretionary	7.8%
Utilities	6.2%
Real Estate	4.2%
Communication Services	3.6%
Other	2.9%

Top Holdings

JPMorgan Chase & Co.	3.4%
Exxon Mobil Corp.	3.3%
Goldman Sachs Group, Inc. (The)	3.0%
Johnson & Johnson	2.7%
International Business Machines Corp.	2.7%
Cisco Systems, Inc.	2.6%
AbbVie, Inc.	2.6%
Bank of America Corp.	2.2%
Philip Morris International, Inc.	2.1%
Merck & Co., Inc.	1.9%

Asset Categories

Common Stocks	93.6%
Convertible Preferred Stocks	4.5%
Other	1.7%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, federal tax information and proxy voting information, visit the Fund’s website included at the beginning of this report or scan the QR code below.

The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC. Columbia Threadneedle Investments® (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved.

© 2025 Columbia Management Investment Advisers, LLC.

Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value

Columbia Dividend Opportunity Fund | Class C | SSR140_04_(01/26)  |

Columbia Dividend Opportunity Fund

Institutional Class / CDOZX

Semi-Annual Shareholder Report | November 30, 2025

This semi-annual shareholder report contains important information about Columbia Dividend Opportunity Fund (the Fund) for the period of June 1, 2025 to November 30, 2025. You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at 1-800-345-6611.

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)

Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Institutional Class	$40	0.75%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized

Key Fund Statistics

Fund net assets	$2,211,877,666
Total number of portfolio holdings	89
Portfolio turnover for the reporting period	13%

Columbia Dividend Opportunity Fund | Institutional Class | SSR140_08_(01/26)  |

Graphical Representation of Fund Holdings

The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.

Equity Sector Allocation

Financials	21.5%
Health Care	13.4%
Information Technology	12.3%
Consumer Staples	9.7%
Industrials	9.3%
Energy	7.9%
Consumer Discretionary	7.8%
Utilities	6.2%
Real Estate	4.2%
Communication Services	3.6%
Other	2.9%

Top Holdings

JPMorgan Chase & Co.	3.4%
Exxon Mobil Corp.	3.3%
Goldman Sachs Group, Inc. (The)	3.0%
Johnson & Johnson	2.7%
International Business Machines Corp.	2.7%
Cisco Systems, Inc.	2.6%
AbbVie, Inc.	2.6%
Bank of America Corp.	2.2%
Philip Morris International, Inc.	2.1%
Merck & Co., Inc.	1.9%

Asset Categories

Common Stocks	93.6%
Convertible Preferred Stocks	4.5%
Other	1.7%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, federal tax information and proxy voting information, visit the Fund’s website included at the beginning of this report or scan the QR code below.

The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC. Columbia Threadneedle Investments® (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved.

© 2025 Columbia Management Investment Advisers, LLC.

Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value

Columbia Dividend Opportunity Fund | Institutional Class | SSR140_08_(01/26)  |

Columbia Dividend Opportunity Fund

Institutional 2 Class / RSDFX

Semi-Annual Shareholder Report | November 30, 2025

This semi-annual shareholder report contains important information about Columbia Dividend Opportunity Fund (the Fund) for the period of June 1, 2025 to November 30, 2025. You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at 1-800-345-6611.

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)

Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Institutional 2 Class	$38	0.72%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized

Key Fund Statistics

Fund net assets	$2,211,877,666
Total number of portfolio holdings	89
Portfolio turnover for the reporting period	13%

Columbia Dividend Opportunity Fund | Institutional 2 Class | SSR140_15_(01/26)  |

Graphical Representation of Fund Holdings

The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.

Equity Sector Allocation

Financials	21.5%
Health Care	13.4%
Information Technology	12.3%
Consumer Staples	9.7%
Industrials	9.3%
Energy	7.9%
Consumer Discretionary	7.8%
Utilities	6.2%
Real Estate	4.2%
Communication Services	3.6%
Other	2.9%

Top Holdings

JPMorgan Chase & Co.	3.4%
Exxon Mobil Corp.	3.3%
Goldman Sachs Group, Inc. (The)	3.0%
Johnson & Johnson	2.7%
International Business Machines Corp.	2.7%
Cisco Systems, Inc.	2.6%
AbbVie, Inc.	2.6%
Bank of America Corp.	2.2%
Philip Morris International, Inc.	2.1%
Merck & Co., Inc.	1.9%

Asset Categories

Common Stocks	93.6%
Convertible Preferred Stocks	4.5%
Other	1.7%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, federal tax information and proxy voting information, visit the Fund’s website included at the beginning of this report or scan the QR code below.

The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC. Columbia Threadneedle Investments® (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved.

© 2025 Columbia Management Investment Advisers, LLC.

Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value

Columbia Dividend Opportunity Fund | Institutional 2 Class | SSR140_15_(01/26)  |

Columbia Dividend Opportunity Fund

Institutional 3 Class / CDOYX

Semi-Annual Shareholder Report | November 30, 2025

This semi-annual shareholder report contains important information about Columbia Dividend Opportunity Fund (the Fund) for the period of June 1, 2025 to November 30, 2025. You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at 1-800-345-6611.

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)

Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Institutional 3 Class	$36	0.67%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized

Key Fund Statistics

Fund net assets	$2,211,877,666
Total number of portfolio holdings	89
Portfolio turnover for the reporting period	13%

Columbia Dividend Opportunity Fund | Institutional 3 Class | SSR140_17_(01/26)  |

Graphical Representation of Fund Holdings

The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.

Equity Sector Allocation

Financials	21.5%
Health Care	13.4%
Information Technology	12.3%
Consumer Staples	9.7%
Industrials	9.3%
Energy	7.9%
Consumer Discretionary	7.8%
Utilities	6.2%
Real Estate	4.2%
Communication Services	3.6%
Other	2.9%

Top Holdings

JPMorgan Chase & Co.	3.4%
Exxon Mobil Corp.	3.3%
Goldman Sachs Group, Inc. (The)	3.0%
Johnson & Johnson	2.7%
International Business Machines Corp.	2.7%
Cisco Systems, Inc.	2.6%
AbbVie, Inc.	2.6%
Bank of America Corp.	2.2%
Philip Morris International, Inc.	2.1%
Merck & Co., Inc.	1.9%

Asset Categories

Common Stocks	93.6%
Convertible Preferred Stocks	4.5%
Other	1.7%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, federal tax information and proxy voting information, visit the Fund’s website included at the beginning of this report or scan the QR code below.

The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC. Columbia Threadneedle Investments® (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved.

© 2025 Columbia Management Investment Advisers, LLC.

Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value

Columbia Dividend Opportunity Fund | Institutional 3 Class | SSR140_17_(01/26)  |

Columbia Dividend Opportunity Fund

Class R / RSOOX

Semi-Annual Shareholder Report | November 30, 2025

This semi-annual shareholder report contains important information about Columbia Dividend Opportunity Fund (the Fund) for the period of June 1, 2025 to November 30, 2025. You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at 1-800-345-6611.

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)

Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class R	$67	1.25%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized

Key Fund Statistics

Fund net assets	$2,211,877,666
Total number of portfolio holdings	89
Portfolio turnover for the reporting period	13%

Columbia Dividend Opportunity Fund | Class R | SSR140_12_(01/26)  |

Graphical Representation of Fund Holdings

The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.

Equity Sector Allocation

Financials	21.5%
Health Care	13.4%
Information Technology	12.3%
Consumer Staples	9.7%
Industrials	9.3%
Energy	7.9%
Consumer Discretionary	7.8%
Utilities	6.2%
Real Estate	4.2%
Communication Services	3.6%
Other	2.9%

Top Holdings

JPMorgan Chase & Co.	3.4%
Exxon Mobil Corp.	3.3%
Goldman Sachs Group, Inc. (The)	3.0%
Johnson & Johnson	2.7%
International Business Machines Corp.	2.7%
Cisco Systems, Inc.	2.6%
AbbVie, Inc.	2.6%
Bank of America Corp.	2.2%
Philip Morris International, Inc.	2.1%
Merck & Co., Inc.	1.9%

Asset Categories

Common Stocks	93.6%
Convertible Preferred Stocks	4.5%
Other	1.7%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, federal tax information and proxy voting information, visit the Fund’s website included at the beginning of this report or scan the QR code below.

The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC. Columbia Threadneedle Investments® (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved.

© 2025 Columbia Management Investment Advisers, LLC.

Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value

Columbia Dividend Opportunity Fund | Class R | SSR140_12_(01/26)  |

Columbia Dividend Opportunity Fund

Class S / CDOAX

Semi-Annual Shareholder Report | November 30, 2025

This semi-annual shareholder report contains important information about Columbia Dividend Opportunity Fund (the Fund) for the period of June 1, 2025 to November 30, 2025. You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at 1-800-345-6611.

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)

Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class S	$40	0.75%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized

Key Fund Statistics

Fund net assets	$2,211,877,666
Total number of portfolio holdings	89
Portfolio turnover for the reporting period	13%

Columbia Dividend Opportunity Fund | Class S | SSR140_16_(01/26)  |

Graphical Representation of Fund Holdings

The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.

Equity Sector Allocation

Financials	21.5%
Health Care	13.4%
Information Technology	12.3%
Consumer Staples	9.7%
Industrials	9.3%
Energy	7.9%
Consumer Discretionary	7.8%
Utilities	6.2%
Real Estate	4.2%
Communication Services	3.6%
Other	2.9%

Top Holdings

JPMorgan Chase & Co.	3.4%
Exxon Mobil Corp.	3.3%
Goldman Sachs Group, Inc. (The)	3.0%
Johnson & Johnson	2.7%
International Business Machines Corp.	2.7%
Cisco Systems, Inc.	2.6%
AbbVie, Inc.	2.6%
Bank of America Corp.	2.2%
Philip Morris International, Inc.	2.1%
Merck & Co., Inc.	1.9%

Asset Categories

Common Stocks	93.6%
Convertible Preferred Stocks	4.5%
Other	1.7%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, federal tax information and proxy voting information, visit the Fund’s website included at the beginning of this report or scan the QR code below.

The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC. Columbia Threadneedle Investments® (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved.

© 2025 Columbia Management Investment Advisers, LLC.

Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value

Columbia Dividend Opportunity Fund | Class S | SSR140_16_(01/26)  |

Columbia Flexible Capital Income Fund

Class A / CFIAX

Semi-Annual Shareholder Report | November 30, 2025

This semi-annual shareholder report contains important information about Columbia Flexible Capital Income Fund (the Fund) for the period of June 1, 2025 to November 30, 2025. You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at 1-800-345-6611.

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)

Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class A	$52	0.99%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized

Key Fund Statistics

Fund net assets	$1,264,591,639
Total number of portfolio holdings	175
Portfolio turnover for the reporting period	20%

Columbia Flexible Capital Income Fund | Class A | SSR148_01_(01/26)  |

Graphical Representation of Fund Holdings

The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.

Top Holdings

AT&T, Inc.	1.1%
Philip Morris International, Inc.	1.1%
M&T Bank Corp.	1.1%
Morgan Stanley	1.0%
U.S. Bancorp	1.0%
Cisco Systems, Inc.	1.0%
PepsiCo, Inc.	1.0%
FirstEnergy Corp. 03/01/2050 3.400%	1.0%
AbbVie, Inc.	1.0%
Bank of America Corp. 7.250%	1.0%

Asset Categories

Common Stocks	36.9%
Corporate Bonds & Notes	36.7%
Convertible Bonds	13.7%
Convertible Preferred Stocks	10.3%
Money Market Funds	1.0%
Other	0.5%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, federal tax information and proxy voting information, visit the Fund’s website included at the beginning of this report or scan the QR code below.

The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC. Columbia Threadneedle Investments® (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved.

© 2025 Columbia Management Investment Advisers, LLC.

Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value

Columbia Flexible Capital Income Fund | Class A | SSR148_01_(01/26)  |

Columbia Flexible Capital Income Fund

Class C / CFIGX

Semi-Annual Shareholder Report | November 30, 2025

This semi-annual shareholder report contains important information about Columbia Flexible Capital Income Fund (the Fund) for the period of June 1, 2025 to November 30, 2025. You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at 1-800-345-6611.

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)

Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class C	$92	1.74%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized

Key Fund Statistics

Fund net assets	$1,264,591,639
Total number of portfolio holdings	175
Portfolio turnover for the reporting period	20%

Columbia Flexible Capital Income Fund | Class C | SSR148_04_(01/26)  |

Graphical Representation of Fund Holdings

The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.

Top Holdings

AT&T, Inc.	1.1%
Philip Morris International, Inc.	1.1%
M&T Bank Corp.	1.1%
Morgan Stanley	1.0%
U.S. Bancorp	1.0%
Cisco Systems, Inc.	1.0%
PepsiCo, Inc.	1.0%
FirstEnergy Corp. 03/01/2050 3.400%	1.0%
AbbVie, Inc.	1.0%
Bank of America Corp. 7.250%	1.0%

Asset Categories

Common Stocks	36.9%
Corporate Bonds & Notes	36.7%
Convertible Bonds	13.7%
Convertible Preferred Stocks	10.3%
Money Market Funds	1.0%
Other	0.5%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, federal tax information and proxy voting information, visit the Fund’s website included at the beginning of this report or scan the QR code below.

The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC. Columbia Threadneedle Investments® (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved.

© 2025 Columbia Management Investment Advisers, LLC.

Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value

Columbia Flexible Capital Income Fund | Class C | SSR148_04_(01/26)  |

Columbia Flexible Capital Income Fund

Institutional Class / CFIZX

Semi-Annual Shareholder Report | November 30, 2025

This semi-annual shareholder report contains important information about Columbia Flexible Capital Income Fund (the Fund) for the period of June 1, 2025 to November 30, 2025. You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at 1-800-345-6611.

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)

Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Institutional Class	$39	0.74%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized

Key Fund Statistics

Fund net assets	$1,264,591,639
Total number of portfolio holdings	175
Portfolio turnover for the reporting period	20%

Columbia Flexible Capital Income Fund | Institutional Class | SSR148_08_(01/26)  |

Graphical Representation of Fund Holdings

The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.

Top Holdings

AT&T, Inc.	1.1%
Philip Morris International, Inc.	1.1%
M&T Bank Corp.	1.1%
Morgan Stanley	1.0%
U.S. Bancorp	1.0%
Cisco Systems, Inc.	1.0%
PepsiCo, Inc.	1.0%
FirstEnergy Corp. 03/01/2050 3.400%	1.0%
AbbVie, Inc.	1.0%
Bank of America Corp. 7.250%	1.0%

Asset Categories

Common Stocks	36.9%
Corporate Bonds & Notes	36.7%
Convertible Bonds	13.7%
Convertible Preferred Stocks	10.3%
Money Market Funds	1.0%
Other	0.5%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, federal tax information and proxy voting information, visit the Fund’s website included at the beginning of this report or scan the QR code below.

The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC. Columbia Threadneedle Investments® (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved.

© 2025 Columbia Management Investment Advisers, LLC.

Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value

Columbia Flexible Capital Income Fund | Institutional Class | SSR148_08_(01/26)  |

Columbia Flexible Capital Income Fund

Institutional 2 Class / CFXRX

Semi-Annual Shareholder Report | November 30, 2025

This semi-annual shareholder report contains important information about Columbia Flexible Capital Income Fund (the Fund) for the period of June 1, 2025 to November 30, 2025. You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at 1-800-345-6611.

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)

Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Institutional 2 Class	$38	0.72%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized

Key Fund Statistics

Fund net assets	$1,264,591,639
Total number of portfolio holdings	175
Portfolio turnover for the reporting period	20%

Columbia Flexible Capital Income Fund | Institutional 2 Class | SSR148_15_(01/26)  |

Graphical Representation of Fund Holdings

The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.

Top Holdings

AT&T, Inc.	1.1%
Philip Morris International, Inc.	1.1%
M&T Bank Corp.	1.1%
Morgan Stanley	1.0%
U.S. Bancorp	1.0%
Cisco Systems, Inc.	1.0%
PepsiCo, Inc.	1.0%
FirstEnergy Corp. 03/01/2050 3.400%	1.0%
AbbVie, Inc.	1.0%
Bank of America Corp. 7.250%	1.0%

Asset Categories

Common Stocks	36.9%
Corporate Bonds & Notes	36.7%
Convertible Bonds	13.7%
Convertible Preferred Stocks	10.3%
Money Market Funds	1.0%
Other	0.5%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, federal tax information and proxy voting information, visit the Fund’s website included at the beginning of this report or scan the QR code below.

The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC. Columbia Threadneedle Investments® (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved.

© 2025 Columbia Management Investment Advisers, LLC.

Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value

Columbia Flexible Capital Income Fund | Institutional 2 Class | SSR148_15_(01/26)  |

Columbia Flexible Capital Income Fund

Institutional 3 Class / CFCYX

Semi-Annual Shareholder Report | November 30, 2025

This semi-annual shareholder report contains important information about Columbia Flexible Capital Income Fund (the Fund) for the period of June 1, 2025 to November 30, 2025. You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at 1-800-345-6611.

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)

Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Institutional 3 Class	$36	0.68%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized

Key Fund Statistics

Fund net assets	$1,264,591,639
Total number of portfolio holdings	175
Portfolio turnover for the reporting period	20%

Columbia Flexible Capital Income Fund | Institutional 3 Class | SSR148_17_(01/26)  |

Graphical Representation of Fund Holdings

The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.

Top Holdings

AT&T, Inc.	1.1%
Philip Morris International, Inc.	1.1%
M&T Bank Corp.	1.1%
Morgan Stanley	1.0%
U.S. Bancorp	1.0%
Cisco Systems, Inc.	1.0%
PepsiCo, Inc.	1.0%
FirstEnergy Corp. 03/01/2050 3.400%	1.0%
AbbVie, Inc.	1.0%
Bank of America Corp. 7.250%	1.0%

Asset Categories

Common Stocks	36.9%
Corporate Bonds & Notes	36.7%
Convertible Bonds	13.7%
Convertible Preferred Stocks	10.3%
Money Market Funds	1.0%
Other	0.5%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, federal tax information and proxy voting information, visit the Fund’s website included at the beginning of this report or scan the QR code below.

The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC. Columbia Threadneedle Investments® (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved.

© 2025 Columbia Management Investment Advisers, LLC.

Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value

Columbia Flexible Capital Income Fund | Institutional 3 Class | SSR148_17_(01/26)  |

Columbia Flexible Capital Income Fund

Class S / CFILX

Semi-Annual Shareholder Report | November 30, 2025

This semi-annual shareholder report contains important information about Columbia Flexible Capital Income Fund (the Fund) for the period of June 1, 2025 to November 30, 2025. You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at 1-800-345-6611.

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)

Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class S	$39	0.74%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized

Key Fund Statistics

Fund net assets	$1,264,591,639
Total number of portfolio holdings	175
Portfolio turnover for the reporting period	20%

Columbia Flexible Capital Income Fund | Class S | SSR148_16_(01/26)  |

Graphical Representation of Fund Holdings

The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.

Top Holdings

AT&T, Inc.	1.1%
Philip Morris International, Inc.	1.1%
M&T Bank Corp.	1.1%
Morgan Stanley	1.0%
U.S. Bancorp	1.0%
Cisco Systems, Inc.	1.0%
PepsiCo, Inc.	1.0%
FirstEnergy Corp. 03/01/2050 3.400%	1.0%
AbbVie, Inc.	1.0%
Bank of America Corp. 7.250%	1.0%

Asset Categories

Common Stocks	36.9%
Corporate Bonds & Notes	36.7%
Convertible Bonds	13.7%
Convertible Preferred Stocks	10.3%
Money Market Funds	1.0%
Other	0.5%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, federal tax information and proxy voting information, visit the Fund’s website included at the beginning of this report or scan the QR code below.

The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC. Columbia Threadneedle Investments® (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved.

© 2025 Columbia Management Investment Advisers, LLC.

Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value

Columbia Flexible Capital Income Fund | Class S | SSR148_16_(01/26)  |

Columbia High Yield Bond Fund

Class A / INEAX

Semi-Annual Shareholder Report | November 30, 2025

This semi-annual shareholder report contains important information about Columbia High Yield Bond Fund (the Fund) for the period of June 1, 2025 to November 30, 2025. You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at 1-800-345-6611.

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)

Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class A	$50	0.97%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized

Key Fund Statistics

Fund net assets	$1,177,037,141
Total number of portfolio holdings	466
Portfolio turnover for the reporting period	26%

Columbia High Yield Bond Fund | Class A | SSR160_01_(01/26)  |

Graphical Representation of Fund Holdings

The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.

Top Holdings

Columbia US High Yield ETF	1.4%
Cloud Software Group, Inc. 09/30/2029 9.000%	0.7%
Condor Merger Sub, Inc. 02/15/2030 7.375%	0.6%
Altice France 03/15/2032 6.500%	0.6%
NextEra Energy Partners LP 06/15/2026 2.500%	0.6%
DISH Network Corp. 11/15/2027 11.750%	0.6%
ZF North America Capital, Inc. 04/23/2032 6.875%	0.6%
Watco Cos LLC/Finance Corp. 08/01/2032 7.125%	0.5%
HUB International, Ltd. 06/15/2030 7.250%	0.5%
Venture Global Plaquemines LNG LLC 01/15/2036 6.750%	0.5%

Asset Categories

Corporate Bonds & Notes	91.0%
Money Market Funds	3.3%
Senior Loans	1.8%
Exchange-Traded Fixed Income Funds	1.7%
Other	0.9%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, federal tax information and proxy voting information, visit the Fund’s website included at the beginning of this report or scan the QR code below.

The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC. Columbia Threadneedle Investments® (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved.

© 2025 Columbia Management Investment Advisers, LLC.

Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value

Columbia High Yield Bond Fund | Class A | SSR160_01_(01/26)  |

Columbia High Yield Bond Fund

Class C / APECX

Semi-Annual Shareholder Report | November 30, 2025

This semi-annual shareholder report contains important information about Columbia High Yield Bond Fund (the Fund) for the period of June 1, 2025 to November 30, 2025. You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at 1-800-345-6611.

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)

Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class C	$88	1.72%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized

Key Fund Statistics

Fund net assets	$1,177,037,141
Total number of portfolio holdings	466
Portfolio turnover for the reporting period	26%

Columbia High Yield Bond Fund | Class C | SSR160_04_(01/26)  |

Graphical Representation of Fund Holdings

The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.

Top Holdings

Columbia US High Yield ETF	1.4%
Cloud Software Group, Inc. 09/30/2029 9.000%	0.7%
Condor Merger Sub, Inc. 02/15/2030 7.375%	0.6%
Altice France 03/15/2032 6.500%	0.6%
NextEra Energy Partners LP 06/15/2026 2.500%	0.6%
DISH Network Corp. 11/15/2027 11.750%	0.6%
ZF North America Capital, Inc. 04/23/2032 6.875%	0.6%
Watco Cos LLC/Finance Corp. 08/01/2032 7.125%	0.5%
HUB International, Ltd. 06/15/2030 7.250%	0.5%
Venture Global Plaquemines LNG LLC 01/15/2036 6.750%	0.5%

Asset Categories

Corporate Bonds & Notes	91.0%
Money Market Funds	3.3%
Senior Loans	1.8%
Exchange-Traded Fixed Income Funds	1.7%
Other	0.9%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, federal tax information and proxy voting information, visit the Fund’s website included at the beginning of this report or scan the QR code below.

The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC. Columbia Threadneedle Investments® (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved.

© 2025 Columbia Management Investment Advisers, LLC.

Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value

Columbia High Yield Bond Fund | Class C | SSR160_04_(01/26)  |

Columbia High Yield Bond Fund

Institutional Class / CHYZX

Semi-Annual Shareholder Report | November 30, 2025

This semi-annual shareholder report contains important information about Columbia High Yield Bond Fund (the Fund) for the period of June 1, 2025 to November 30, 2025. You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at 1-800-345-6611.

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)

Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Institutional Class	$37	0.72%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized

Key Fund Statistics

Fund net assets	$1,177,037,141
Total number of portfolio holdings	466
Portfolio turnover for the reporting period	26%

Columbia High Yield Bond Fund | Institutional Class | SSR160_08_(01/26)  |

Graphical Representation of Fund Holdings

The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.

Top Holdings

Columbia US High Yield ETF	1.4%
Cloud Software Group, Inc. 09/30/2029 9.000%	0.7%
Condor Merger Sub, Inc. 02/15/2030 7.375%	0.6%
Altice France 03/15/2032 6.500%	0.6%
NextEra Energy Partners LP 06/15/2026 2.500%	0.6%
DISH Network Corp. 11/15/2027 11.750%	0.6%
ZF North America Capital, Inc. 04/23/2032 6.875%	0.6%
Watco Cos LLC/Finance Corp. 08/01/2032 7.125%	0.5%
HUB International, Ltd. 06/15/2030 7.250%	0.5%
Venture Global Plaquemines LNG LLC 01/15/2036 6.750%	0.5%

Asset Categories

Corporate Bonds & Notes	91.0%
Money Market Funds	3.3%
Senior Loans	1.8%
Exchange-Traded Fixed Income Funds	1.7%
Other	0.9%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, federal tax information and proxy voting information, visit the Fund’s website included at the beginning of this report or scan the QR code below.

The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC. Columbia Threadneedle Investments® (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved.

© 2025 Columbia Management Investment Advisers, LLC.

Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value

Columbia High Yield Bond Fund | Institutional Class | SSR160_08_(01/26)  |

Columbia High Yield Bond Fund

Institutional 2 Class / RSHRX

Semi-Annual Shareholder Report | November 30, 2025

This semi-annual shareholder report contains important information about Columbia High Yield Bond Fund (the Fund) for the period of June 1, 2025 to November 30, 2025. You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at 1-800-345-6611.

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)

Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Institutional 2 Class	$34	0.66%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized

Key Fund Statistics

Fund net assets	$1,177,037,141
Total number of portfolio holdings	466
Portfolio turnover for the reporting period	26%

Columbia High Yield Bond Fund | Institutional 2 Class | SSR160_15_(01/26)  |

Graphical Representation of Fund Holdings

The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.

Top Holdings

Columbia US High Yield ETF	1.4%
Cloud Software Group, Inc. 09/30/2029 9.000%	0.7%
Condor Merger Sub, Inc. 02/15/2030 7.375%	0.6%
Altice France 03/15/2032 6.500%	0.6%
NextEra Energy Partners LP 06/15/2026 2.500%	0.6%
DISH Network Corp. 11/15/2027 11.750%	0.6%
ZF North America Capital, Inc. 04/23/2032 6.875%	0.6%
Watco Cos LLC/Finance Corp. 08/01/2032 7.125%	0.5%
HUB International, Ltd. 06/15/2030 7.250%	0.5%
Venture Global Plaquemines LNG LLC 01/15/2036 6.750%	0.5%

Asset Categories

Corporate Bonds & Notes	91.0%
Money Market Funds	3.3%
Senior Loans	1.8%
Exchange-Traded Fixed Income Funds	1.7%
Other	0.9%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, federal tax information and proxy voting information, visit the Fund’s website included at the beginning of this report or scan the QR code below.

The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC. Columbia Threadneedle Investments® (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved.

© 2025 Columbia Management Investment Advisers, LLC.

Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value

Columbia High Yield Bond Fund | Institutional 2 Class | SSR160_15_(01/26)  |

Columbia High Yield Bond Fund

Institutional 3 Class / CHYYX

Semi-Annual Shareholder Report | November 30, 2025

This semi-annual shareholder report contains important information about Columbia High Yield Bond Fund (the Fund) for the period of June 1, 2025 to November 30, 2025. You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at 1-800-345-6611.

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)

Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Institutional 3 Class	$31	0.61%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized

Key Fund Statistics

Fund net assets	$1,177,037,141
Total number of portfolio holdings	466
Portfolio turnover for the reporting period	26%

Columbia High Yield Bond Fund | Institutional 3 Class | SSR160_17_(01/26)  |

Graphical Representation of Fund Holdings

The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.

Top Holdings

Columbia US High Yield ETF	1.4%
Cloud Software Group, Inc. 09/30/2029 9.000%	0.7%
Condor Merger Sub, Inc. 02/15/2030 7.375%	0.6%
Altice France 03/15/2032 6.500%	0.6%
NextEra Energy Partners LP 06/15/2026 2.500%	0.6%
DISH Network Corp. 11/15/2027 11.750%	0.6%
ZF North America Capital, Inc. 04/23/2032 6.875%	0.6%
Watco Cos LLC/Finance Corp. 08/01/2032 7.125%	0.5%
HUB International, Ltd. 06/15/2030 7.250%	0.5%
Venture Global Plaquemines LNG LLC 01/15/2036 6.750%	0.5%

Asset Categories

Corporate Bonds & Notes	91.0%
Money Market Funds	3.3%
Senior Loans	1.8%
Exchange-Traded Fixed Income Funds	1.7%
Other	0.9%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, federal tax information and proxy voting information, visit the Fund’s website included at the beginning of this report or scan the QR code below.

The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC. Columbia Threadneedle Investments® (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved.

© 2025 Columbia Management Investment Advisers, LLC.

Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value

Columbia High Yield Bond Fund | Institutional 3 Class | SSR160_17_(01/26)  |

Columbia High Yield Bond Fund

Class R / CHBRX

Semi-Annual Shareholder Report | November 30, 2025

This semi-annual shareholder report contains important information about Columbia High Yield Bond Fund (the Fund) for the period of June 1, 2025 to November 30, 2025. You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at 1-800-345-6611.

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)

Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class R	$63	1.22%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized

Key Fund Statistics

Fund net assets	$1,177,037,141
Total number of portfolio holdings	466
Portfolio turnover for the reporting period	26%

Columbia High Yield Bond Fund | Class R | SSR160_12_(01/26)  |

Graphical Representation of Fund Holdings

The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.

Top Holdings

Columbia US High Yield ETF	1.4%
Cloud Software Group, Inc. 09/30/2029 9.000%	0.7%
Condor Merger Sub, Inc. 02/15/2030 7.375%	0.6%
Altice France 03/15/2032 6.500%	0.6%
NextEra Energy Partners LP 06/15/2026 2.500%	0.6%
DISH Network Corp. 11/15/2027 11.750%	0.6%
ZF North America Capital, Inc. 04/23/2032 6.875%	0.6%
Watco Cos LLC/Finance Corp. 08/01/2032 7.125%	0.5%
HUB International, Ltd. 06/15/2030 7.250%	0.5%
Venture Global Plaquemines LNG LLC 01/15/2036 6.750%	0.5%

Asset Categories

Corporate Bonds & Notes	91.0%
Money Market Funds	3.3%
Senior Loans	1.8%
Exchange-Traded Fixed Income Funds	1.7%
Other	0.9%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, federal tax information and proxy voting information, visit the Fund’s website included at the beginning of this report or scan the QR code below.

The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC. Columbia Threadneedle Investments® (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved.

© 2025 Columbia Management Investment Advisers, LLC.

Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value

Columbia High Yield Bond Fund | Class R | SSR160_12_(01/26)  |

Columbia High Yield Bond Fund

Class S / CHYEX

Semi-Annual Shareholder Report | November 30, 2025

This semi-annual shareholder report contains important information about Columbia High Yield Bond Fund (the Fund) for the period of June 1, 2025 to November 30, 2025. You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at 1-800-345-6611.

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)

Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class S	$37	0.72%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized

Key Fund Statistics

Fund net assets	$1,177,037,141
Total number of portfolio holdings	466
Portfolio turnover for the reporting period	26%

Columbia High Yield Bond Fund | Class S | SSR160_16_(01/26)  |

Graphical Representation of Fund Holdings

The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.

Top Holdings

Columbia US High Yield ETF	1.4%
Cloud Software Group, Inc. 09/30/2029 9.000%	0.7%
Condor Merger Sub, Inc. 02/15/2030 7.375%	0.6%
Altice France 03/15/2032 6.500%	0.6%
NextEra Energy Partners LP 06/15/2026 2.500%	0.6%
DISH Network Corp. 11/15/2027 11.750%	0.6%
ZF North America Capital, Inc. 04/23/2032 6.875%	0.6%
Watco Cos LLC/Finance Corp. 08/01/2032 7.125%	0.5%
HUB International, Ltd. 06/15/2030 7.250%	0.5%
Venture Global Plaquemines LNG LLC 01/15/2036 6.750%	0.5%

Asset Categories

Corporate Bonds & Notes	91.0%
Money Market Funds	3.3%
Senior Loans	1.8%
Exchange-Traded Fixed Income Funds	1.7%
Other	0.9%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, federal tax information and proxy voting information, visit the Fund’s website included at the beginning of this report or scan the QR code below.

The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC. Columbia Threadneedle Investments® (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved.

© 2025 Columbia Management Investment Advisers, LLC.

Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value

Columbia High Yield Bond Fund | Class S | SSR160_16_(01/26)  |

Columbia Intrinsic Value Fund

Class A / INDZX

Semi-Annual Shareholder Report | November 30, 2025

This semi-annual shareholder report contains important information about Columbia Intrinsic Value Fund (the Fund) for the period of June 1, 2025 to November 30, 2025. You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at 1-800-345-6611.

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)

Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class A	$52	0.96%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized

Key Fund Statistics

Fund net assets	$2,734,608,687
Total number of portfolio holdings	65
Portfolio turnover for the reporting period	9%

Columbia Intrinsic Value Fund | Class A | SSR138_01_(01/26)  |

Graphical Representation of Fund Holdings

The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.

Equity Sector Allocation

Financials	21.2%
Industrials	15.3%
Health Care	11.2%
Information Technology	10.7%
Communication Services	8.6%
Consumer Staples	8.6%
Consumer Discretionary	6.5%
Energy	6.2%
Utilities	4.7%
Real Estate	3.8%
Other	2.5%

Top Holdings

Alphabet, Inc., Class A	5.3%
JPMorgan Chase & Co.	4.1%
Walmart, Inc.	3.0%
Exxon Mobil Corp.	2.7%
Berkshire Hathaway, Inc., Class B	2.6%
Amazon.com, Inc.	2.2%
Philip Morris International, Inc.	2.1%
Bank of New York Mellon Corp. (The)	2.1%
Citigroup, Inc.	2.0%
Las Vegas Sands Corp.	2.0%

Asset Categories

Common Stocks	99.2%
Other	0.7%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, federal tax information and proxy voting information, visit the Fund’s website included at the beginning of this report or scan the QR code below.

The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC. Columbia Threadneedle Investments® (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved.

© 2025 Columbia Management Investment Advisers, LLC.

Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value

Columbia Intrinsic Value Fund | Class A | SSR138_01_(01/26)  |

Columbia Intrinsic Value Fund

Class C / ADECX

Semi-Annual Shareholder Report | November 30, 2025

This semi-annual shareholder report contains important information about Columbia Intrinsic Value Fund (the Fund) for the period of June 1, 2025 to November 30, 2025. You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at 1-800-345-6611.

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)

Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class C	$92	1.71%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized

Key Fund Statistics

Fund net assets	$2,734,608,687
Total number of portfolio holdings	65
Portfolio turnover for the reporting period	9%

Columbia Intrinsic Value Fund | Class C | SSR138_04_(01/26)  |

Graphical Representation of Fund Holdings

The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.

Equity Sector Allocation

Financials	21.2%
Industrials	15.3%
Health Care	11.2%
Information Technology	10.7%
Communication Services	8.6%
Consumer Staples	8.6%
Consumer Discretionary	6.5%
Energy	6.2%
Utilities	4.7%
Real Estate	3.8%
Other	2.5%

Top Holdings

Alphabet, Inc., Class A	5.3%
JPMorgan Chase & Co.	4.1%
Walmart, Inc.	3.0%
Exxon Mobil Corp.	2.7%
Berkshire Hathaway, Inc., Class B	2.6%
Amazon.com, Inc.	2.2%
Philip Morris International, Inc.	2.1%
Bank of New York Mellon Corp. (The)	2.1%
Citigroup, Inc.	2.0%
Las Vegas Sands Corp.	2.0%

Asset Categories

Common Stocks	99.2%
Other	0.7%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, federal tax information and proxy voting information, visit the Fund’s website included at the beginning of this report or scan the QR code below.

The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC. Columbia Threadneedle Investments® (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved.

© 2025 Columbia Management Investment Advisers, LLC.

Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value

Columbia Intrinsic Value Fund | Class C | SSR138_04_(01/26)  |

Columbia Intrinsic Value Fund

Institutional Class / CDVZX

Semi-Annual Shareholder Report | November 30, 2025

This semi-annual shareholder report contains important information about Columbia Intrinsic Value Fund (the Fund) for the period of June 1, 2025 to November 30, 2025. You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at 1-800-345-6611.

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)

Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Institutional Class	$38	0.71%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized

Key Fund Statistics

Fund net assets	$2,734,608,687
Total number of portfolio holdings	65
Portfolio turnover for the reporting period	9%

Columbia Intrinsic Value Fund | Institutional Class | SSR138_08_(01/26)  |

Graphical Representation of Fund Holdings

The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.

Equity Sector Allocation

Financials	21.2%
Industrials	15.3%
Health Care	11.2%
Information Technology	10.7%
Communication Services	8.6%
Consumer Staples	8.6%
Consumer Discretionary	6.5%
Energy	6.2%
Utilities	4.7%
Real Estate	3.8%
Other	2.5%

Top Holdings

Alphabet, Inc., Class A	5.3%
JPMorgan Chase & Co.	4.1%
Walmart, Inc.	3.0%
Exxon Mobil Corp.	2.7%
Berkshire Hathaway, Inc., Class B	2.6%
Amazon.com, Inc.	2.2%
Philip Morris International, Inc.	2.1%
Bank of New York Mellon Corp. (The)	2.1%
Citigroup, Inc.	2.0%
Las Vegas Sands Corp.	2.0%

Asset Categories

Common Stocks	99.2%
Other	0.7%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, federal tax information and proxy voting information, visit the Fund’s website included at the beginning of this report or scan the QR code below.

The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC. Columbia Threadneedle Investments® (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved.

© 2025 Columbia Management Investment Advisers, LLC.

Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value

Columbia Intrinsic Value Fund | Institutional Class | SSR138_08_(01/26)  |

Columbia Intrinsic Value Fund

Institutional 2 Class / RSEDX

Semi-Annual Shareholder Report | November 30, 2025

This semi-annual shareholder report contains important information about Columbia Intrinsic Value Fund (the Fund) for the period of June 1, 2025 to November 30, 2025. You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at 1-800-345-6611.

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)

Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Institutional 2 Class	$37	0.69%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized

Key Fund Statistics

Fund net assets	$2,734,608,687
Total number of portfolio holdings	65
Portfolio turnover for the reporting period	9%

Columbia Intrinsic Value Fund | Institutional 2 Class | SSR138_15_(01/26)  |

Graphical Representation of Fund Holdings

The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.

Equity Sector Allocation

Financials	21.2%
Industrials	15.3%
Health Care	11.2%
Information Technology	10.7%
Communication Services	8.6%
Consumer Staples	8.6%
Consumer Discretionary	6.5%
Energy	6.2%
Utilities	4.7%
Real Estate	3.8%
Other	2.5%

Top Holdings

Alphabet, Inc., Class A	5.3%
JPMorgan Chase & Co.	4.1%
Walmart, Inc.	3.0%
Exxon Mobil Corp.	2.7%
Berkshire Hathaway, Inc., Class B	2.6%
Amazon.com, Inc.	2.2%
Philip Morris International, Inc.	2.1%
Bank of New York Mellon Corp. (The)	2.1%
Citigroup, Inc.	2.0%
Las Vegas Sands Corp.	2.0%

Asset Categories

Common Stocks	99.2%
Other	0.7%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, federal tax information and proxy voting information, visit the Fund’s website included at the beginning of this report or scan the QR code below.

The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC. Columbia Threadneedle Investments® (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved.

© 2025 Columbia Management Investment Advisers, LLC.

Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value

Columbia Intrinsic Value Fund | Institutional 2 Class | SSR138_15_(01/26)  |

Columbia Intrinsic Value Fund

Institutional 3 Class / CDEYX

Semi-Annual Shareholder Report | November 30, 2025

This semi-annual shareholder report contains important information about Columbia Intrinsic Value Fund (the Fund) for the period of June 1, 2025 to November 30, 2025. You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at 1-800-345-6611.

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)

Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Institutional 3 Class	$35	0.64%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized

Key Fund Statistics

Fund net assets	$2,734,608,687
Total number of portfolio holdings	65
Portfolio turnover for the reporting period	9%

Columbia Intrinsic Value Fund | Institutional 3 Class | SSR138_17_(01/26)  |

Graphical Representation of Fund Holdings

The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.

Equity Sector Allocation

Financials	21.2%
Industrials	15.3%
Health Care	11.2%
Information Technology	10.7%
Communication Services	8.6%
Consumer Staples	8.6%
Consumer Discretionary	6.5%
Energy	6.2%
Utilities	4.7%
Real Estate	3.8%
Other	2.5%

Top Holdings

Alphabet, Inc., Class A	5.3%
JPMorgan Chase & Co.	4.1%
Walmart, Inc.	3.0%
Exxon Mobil Corp.	2.7%
Berkshire Hathaway, Inc., Class B	2.6%
Amazon.com, Inc.	2.2%
Philip Morris International, Inc.	2.1%
Bank of New York Mellon Corp. (The)	2.1%
Citigroup, Inc.	2.0%
Las Vegas Sands Corp.	2.0%

Asset Categories

Common Stocks	99.2%
Other	0.7%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, federal tax information and proxy voting information, visit the Fund’s website included at the beginning of this report or scan the QR code below.

The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC. Columbia Threadneedle Investments® (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved.

© 2025 Columbia Management Investment Advisers, LLC.

Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value

Columbia Intrinsic Value Fund | Institutional 3 Class | SSR138_17_(01/26)  |

Columbia Mortgage Opportunities Fund

Class A / CLMAX

Semi-Annual Shareholder Report | November 30, 2025

This semi-annual shareholder report contains important information about Columbia Mortgage Opportunities Fund (the Fund) for the period of June 1, 2025 to November 30, 2025. You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at 1-800-345-6611.

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)

Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class A	$52	1.01%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized

Key Fund Statistics

Fund net assets	$2,518,393,483
Total number of portfolio holdings	481
Portfolio turnover for the reporting period	349%
Portfolio turnover as of the end of the period excluding transactions in to be announced securities	7%

Columbia Mortgage Opportunities Fund | Class A | SSR251_01_(01/26)  |

Graphical Representation of Fund Holdings

The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.

Derivative Exposure

Long
Credit Risk	7.5%
Interest Rate Risk	82.2%
Short
Credit Risk	4.0%
Interest Rate Risk	200.2%

Asset Categories

Residential Mortgage-Backed Securities - Agency	118.8%
Residential Mortgage-Backed Securities - Non-Agency	49.1%
Asset-Backed Securities - Non-Agency	10.3%
Money Market Funds	5.6%
Commercial Mortgage-Backed Securities - Non-Agency	1.4%
Other	1.7%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, federal tax information and proxy voting information, visit the Fund’s website included at the beginning of this report or scan the QR code below.

The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC. Columbia Threadneedle Investments® (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved.

© 2025 Columbia Management Investment Advisers, LLC.

Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value

Columbia Mortgage Opportunities Fund | Class A | SSR251_01_(01/26)  |

Columbia Mortgage Opportunities Fund

Class C / CLMCX

Semi-Annual Shareholder Report | November 30, 2025

This semi-annual shareholder report contains important information about Columbia Mortgage Opportunities Fund (the Fund) for the period of June 1, 2025 to November 30, 2025. You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at 1-800-345-6611.

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)

Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class C	$91	1.77%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized

Key Fund Statistics

Fund net assets	$2,518,393,483
Total number of portfolio holdings	481
Portfolio turnover for the reporting period	349%
Portfolio turnover as of the end of the period excluding transactions in to be announced securities	7%

Columbia Mortgage Opportunities Fund | Class C | SSR251_04_(01/26)  |

Graphical Representation of Fund Holdings

The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.

Derivative Exposure

Long
Credit Risk	7.5%
Interest Rate Risk	82.2%
Short
Credit Risk	4.0%
Interest Rate Risk	200.2%

Asset Categories

Residential Mortgage-Backed Securities - Agency	118.8%
Residential Mortgage-Backed Securities - Non-Agency	49.1%
Asset-Backed Securities - Non-Agency	10.3%
Money Market Funds	5.6%
Commercial Mortgage-Backed Securities - Non-Agency	1.4%
Other	1.7%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, federal tax information and proxy voting information, visit the Fund’s website included at the beginning of this report or scan the QR code below.

The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC. Columbia Threadneedle Investments® (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved.

© 2025 Columbia Management Investment Advisers, LLC.

Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value

Columbia Mortgage Opportunities Fund | Class C | SSR251_04_(01/26)  |

Columbia Mortgage Opportunities Fund

Institutional Class / CLMZX

Semi-Annual Shareholder Report | November 30, 2025

This semi-annual shareholder report contains important information about Columbia Mortgage Opportunities Fund (the Fund) for the period of June 1, 2025 to November 30, 2025. You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at 1-800-345-6611.

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)

Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Institutional Class	$39	0.76%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized

Key Fund Statistics

Fund net assets	$2,518,393,483
Total number of portfolio holdings	481
Portfolio turnover for the reporting period	349%
Portfolio turnover as of the end of the period excluding transactions in to be announced securities	7%

Columbia Mortgage Opportunities Fund | Institutional Class | SSR251_08_(01/26)  |

Graphical Representation of Fund Holdings

The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.

Derivative Exposure

Long
Credit Risk	7.5%
Interest Rate Risk	82.2%
Short
Credit Risk	4.0%
Interest Rate Risk	200.2%

Asset Categories

Residential Mortgage-Backed Securities - Agency	118.8%
Residential Mortgage-Backed Securities - Non-Agency	49.1%
Asset-Backed Securities - Non-Agency	10.3%
Money Market Funds	5.6%
Commercial Mortgage-Backed Securities - Non-Agency	1.4%
Other	1.7%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, federal tax information and proxy voting information, visit the Fund’s website included at the beginning of this report or scan the QR code below.

The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC. Columbia Threadneedle Investments® (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved.

© 2025 Columbia Management Investment Advisers, LLC.

Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value

Columbia Mortgage Opportunities Fund | Institutional Class | SSR251_08_(01/26)  |

Columbia Mortgage Opportunities Fund

Institutional 2 Class / CLMVX

Semi-Annual Shareholder Report | November 30, 2025

This semi-annual shareholder report contains important information about Columbia Mortgage Opportunities Fund (the Fund) for the period of June 1, 2025 to November 30, 2025. You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at 1-800-345-6611.

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)

Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Institutional 2 Class	$37	0.71%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized

Key Fund Statistics

Fund net assets	$2,518,393,483
Total number of portfolio holdings	481
Portfolio turnover for the reporting period	349%
Portfolio turnover as of the end of the period excluding transactions in to be announced securities	7%

Columbia Mortgage Opportunities Fund | Institutional 2 Class | SSR251_15_(01/26)  |

Graphical Representation of Fund Holdings

The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.

Derivative Exposure

Long
Credit Risk	7.5%
Interest Rate Risk	82.2%
Short
Credit Risk	4.0%
Interest Rate Risk	200.2%

Asset Categories

Residential Mortgage-Backed Securities - Agency	118.8%
Residential Mortgage-Backed Securities - Non-Agency	49.1%
Asset-Backed Securities - Non-Agency	10.3%
Money Market Funds	5.6%
Commercial Mortgage-Backed Securities - Non-Agency	1.4%
Other	1.7%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, federal tax information and proxy voting information, visit the Fund’s website included at the beginning of this report or scan the QR code below.

The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC. Columbia Threadneedle Investments® (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved.

© 2025 Columbia Management Investment Advisers, LLC.

Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value

Columbia Mortgage Opportunities Fund | Institutional 2 Class | SSR251_15_(01/26)  |

Columbia Mortgage Opportunities Fund

Institutional 3 Class / CMOYX

Semi-Annual Shareholder Report | November 30, 2025

This semi-annual shareholder report contains important information about Columbia Mortgage Opportunities Fund (the Fund) for the period of June 1, 2025 to November 30, 2025. You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at 1-800-345-6611.

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)

Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Institutional 3 Class	$35	0.67%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized

Key Fund Statistics

Fund net assets	$2,518,393,483
Total number of portfolio holdings	481
Portfolio turnover for the reporting period	349%
Portfolio turnover as of the end of the period excluding transactions in to be announced securities	7%

Columbia Mortgage Opportunities Fund | Institutional 3 Class | SSR251_17_(01/26)  |

Graphical Representation of Fund Holdings

The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.

Derivative Exposure

Long
Credit Risk	7.5%
Interest Rate Risk	82.2%
Short
Credit Risk	4.0%
Interest Rate Risk	200.2%

Asset Categories

Residential Mortgage-Backed Securities - Agency	118.8%
Residential Mortgage-Backed Securities - Non-Agency	49.1%
Asset-Backed Securities - Non-Agency	10.3%
Money Market Funds	5.6%
Commercial Mortgage-Backed Securities - Non-Agency	1.4%
Other	1.7%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, federal tax information and proxy voting information, visit the Fund’s website included at the beginning of this report or scan the QR code below.

The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC. Columbia Threadneedle Investments® (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved.

© 2025 Columbia Management Investment Advisers, LLC.

Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value

Columbia Mortgage Opportunities Fund | Institutional 3 Class | SSR251_17_(01/26)  |

Columbia Mortgage Opportunities Fund

Class S / CLMDX

Semi-Annual Shareholder Report | November 30, 2025

This semi-annual shareholder report contains important information about Columbia Mortgage Opportunities Fund (the Fund) for the period of June 1, 2025 to November 30, 2025. You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at 1-800-345-6611.

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)

Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class S	$40	0.77%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized

Key Fund Statistics

Fund net assets	$2,518,393,483
Total number of portfolio holdings	481
Portfolio turnover for the reporting period	349%
Portfolio turnover as of the end of the period excluding transactions in to be announced securities	7%

Columbia Mortgage Opportunities Fund | Class S | SSR251_16_(01/26)  |

Graphical Representation of Fund Holdings

The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.

Derivative Exposure

Long
Credit Risk	7.5%
Interest Rate Risk	82.2%
Short
Credit Risk	4.0%
Interest Rate Risk	200.2%

Asset Categories

Residential Mortgage-Backed Securities - Agency	118.8%
Residential Mortgage-Backed Securities - Non-Agency	49.1%
Asset-Backed Securities - Non-Agency	10.3%
Money Market Funds	5.6%
Commercial Mortgage-Backed Securities - Non-Agency	1.4%
Other	1.7%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, federal tax information and proxy voting information, visit the Fund’s website included at the beginning of this report or scan the QR code below.

The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC. Columbia Threadneedle Investments® (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved.

© 2025 Columbia Management Investment Advisers, LLC.

Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value

Columbia Mortgage Opportunities Fund | Class S | SSR251_16_(01/26)  |

Columbia Quality Income Fund

Class A / AUGAX

Semi-Annual Shareholder Report | November 30, 2025

This semi-annual shareholder report contains important information about Columbia Quality Income Fund (the Fund) for the period of June 1, 2025 to November 30, 2025. You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at 1-800-345-6611.

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)

Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class A	$46	0.89%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized

Key Fund Statistics

Fund net assets	$1,201,931,315
Total number of portfolio holdings	328
Portfolio turnover for the reporting period	180%
Portfolio turnover as of the end of the period excluding transactions in to be announced securities	11%

Columbia Quality Income Fund | Class A | SSR236_01_(01/26)  |

Graphical Representation of Fund Holdings

The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.

Top Holdings

Uniform Mortgage-Backed Security TBA 12/13/2053 4.500%	7.4%
Government National Mortgage Association TBA 12/20/2053 4.500%	5.3%
Uniform Mortgage-Backed Security TBA 12/12/2054 3.500%	3.1%
Uniform Mortgage-Backed Security TBA 12/16/2040 3.000%	2.9%
Federal National Mortgage Association 08/01/2052 4.000%	2.4%
Federal National Mortgage Association 11/01/2052 4.500%	2.0%
Uniform Mortgage-Backed Security TBA 12/13/2053 5.500%	1.9%
Federal Home Loan Mortgage Corp. 08/01/2052 3.000%	1.7%
Federal National Mortgage Association 04/01/2051 2.000%	1.7%
Uniform Mortgage-Backed Security TBA 12/11/2055 6.000%	1.6%

Asset Categories

Residential Mortgage-Backed Securities - Agency	92.9%
Residential Mortgage-Backed Securities - Non-Agency	19.1%
Asset-Backed Securities - Non-Agency	5.9%
Money Market Funds	3.4%
Commercial Mortgage-Backed Securities - Non-Agency	3.2%
Other	1.8%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, federal tax information and proxy voting information, visit the Fund’s website included at the beginning of this report or scan the QR code below.

The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC. Columbia Threadneedle Investments® (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved.

© 2025 Columbia Management Investment Advisers, LLC.

Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value

Columbia Quality Income Fund | Class A | SSR236_01_(01/26)  |

Columbia Quality Income Fund

Class C / AUGCX

Semi-Annual Shareholder Report | November 30, 2025

This semi-annual shareholder report contains important information about Columbia Quality Income Fund (the Fund) for the period of June 1, 2025 to November 30, 2025. You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at 1-800-345-6611.

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)

Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class C	$84	1.64%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized

Key Fund Statistics

Fund net assets	$1,201,931,315
Total number of portfolio holdings	328
Portfolio turnover for the reporting period	180%
Portfolio turnover as of the end of the period excluding transactions in to be announced securities	11%

Columbia Quality Income Fund | Class C | SSR236_04_(01/26)  |

Graphical Representation of Fund Holdings

The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.

Top Holdings

Uniform Mortgage-Backed Security TBA 12/13/2053 4.500%	7.4%
Government National Mortgage Association TBA 12/20/2053 4.500%	5.3%
Uniform Mortgage-Backed Security TBA 12/12/2054 3.500%	3.1%
Uniform Mortgage-Backed Security TBA 12/16/2040 3.000%	2.9%
Federal National Mortgage Association 08/01/2052 4.000%	2.4%
Federal National Mortgage Association 11/01/2052 4.500%	2.0%
Uniform Mortgage-Backed Security TBA 12/13/2053 5.500%	1.9%
Federal Home Loan Mortgage Corp. 08/01/2052 3.000%	1.7%
Federal National Mortgage Association 04/01/2051 2.000%	1.7%
Uniform Mortgage-Backed Security TBA 12/11/2055 6.000%	1.6%

Asset Categories

Residential Mortgage-Backed Securities - Agency	92.9%
Residential Mortgage-Backed Securities - Non-Agency	19.1%
Asset-Backed Securities - Non-Agency	5.9%
Money Market Funds	3.4%
Commercial Mortgage-Backed Securities - Non-Agency	3.2%
Other	1.8%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, federal tax information and proxy voting information, visit the Fund’s website included at the beginning of this report or scan the QR code below.

The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC. Columbia Threadneedle Investments® (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved.

© 2025 Columbia Management Investment Advisers, LLC.

Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value

Columbia Quality Income Fund | Class C | SSR236_04_(01/26)  |

Columbia Quality Income Fund

Institutional Class / CUGZX

Semi-Annual Shareholder Report | November 30, 2025

This semi-annual shareholder report contains important information about Columbia Quality Income Fund (the Fund) for the period of June 1, 2025 to November 30, 2025. You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at 1-800-345-6611.

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)

Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Institutional Class	$33	0.64%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized

Key Fund Statistics

Fund net assets	$1,201,931,315
Total number of portfolio holdings	328
Portfolio turnover for the reporting period	180%
Portfolio turnover as of the end of the period excluding transactions in to be announced securities	11%

Columbia Quality Income Fund | Institutional Class | SSR236_08_(01/26)  |

Graphical Representation of Fund Holdings

The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.

Top Holdings

Uniform Mortgage-Backed Security TBA 12/13/2053 4.500%	7.4%
Government National Mortgage Association TBA 12/20/2053 4.500%	5.3%
Uniform Mortgage-Backed Security TBA 12/12/2054 3.500%	3.1%
Uniform Mortgage-Backed Security TBA 12/16/2040 3.000%	2.9%
Federal National Mortgage Association 08/01/2052 4.000%	2.4%
Federal National Mortgage Association 11/01/2052 4.500%	2.0%
Uniform Mortgage-Backed Security TBA 12/13/2053 5.500%	1.9%
Federal Home Loan Mortgage Corp. 08/01/2052 3.000%	1.7%
Federal National Mortgage Association 04/01/2051 2.000%	1.7%
Uniform Mortgage-Backed Security TBA 12/11/2055 6.000%	1.6%

Asset Categories

Residential Mortgage-Backed Securities - Agency	92.9%
Residential Mortgage-Backed Securities - Non-Agency	19.1%
Asset-Backed Securities - Non-Agency	5.9%
Money Market Funds	3.4%
Commercial Mortgage-Backed Securities - Non-Agency	3.2%
Other	1.8%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, federal tax information and proxy voting information, visit the Fund’s website included at the beginning of this report or scan the QR code below.

The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC. Columbia Threadneedle Investments® (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved.

© 2025 Columbia Management Investment Advisers, LLC.

Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value

Columbia Quality Income Fund | Institutional Class | SSR236_08_(01/26)  |

Columbia Quality Income Fund

Institutional 2 Class / CGVRX

Semi-Annual Shareholder Report | November 30, 2025

This semi-annual shareholder report contains important information about Columbia Quality Income Fund (the Fund) for the period of June 1, 2025 to November 30, 2025. You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at 1-800-345-6611.

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)

Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Institutional 2 Class	$28	0.55%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized

Key Fund Statistics

Fund net assets	$1,201,931,315
Total number of portfolio holdings	328
Portfolio turnover for the reporting period	180%
Portfolio turnover as of the end of the period excluding transactions in to be announced securities	11%

Columbia Quality Income Fund | Institutional 2 Class | SSR236_15_(01/26)  |

Graphical Representation of Fund Holdings

The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.

Top Holdings

Uniform Mortgage-Backed Security TBA 12/13/2053 4.500%	7.4%
Government National Mortgage Association TBA 12/20/2053 4.500%	5.3%
Uniform Mortgage-Backed Security TBA 12/12/2054 3.500%	3.1%
Uniform Mortgage-Backed Security TBA 12/16/2040 3.000%	2.9%
Federal National Mortgage Association 08/01/2052 4.000%	2.4%
Federal National Mortgage Association 11/01/2052 4.500%	2.0%
Uniform Mortgage-Backed Security TBA 12/13/2053 5.500%	1.9%
Federal Home Loan Mortgage Corp. 08/01/2052 3.000%	1.7%
Federal National Mortgage Association 04/01/2051 2.000%	1.7%
Uniform Mortgage-Backed Security TBA 12/11/2055 6.000%	1.6%

Asset Categories

Residential Mortgage-Backed Securities - Agency	92.9%
Residential Mortgage-Backed Securities - Non-Agency	19.1%
Asset-Backed Securities - Non-Agency	5.9%
Money Market Funds	3.4%
Commercial Mortgage-Backed Securities - Non-Agency	3.2%
Other	1.8%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, federal tax information and proxy voting information, visit the Fund’s website included at the beginning of this report or scan the QR code below.

The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC. Columbia Threadneedle Investments® (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved.

© 2025 Columbia Management Investment Advisers, LLC.

Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value

Columbia Quality Income Fund | Institutional 2 Class | SSR236_15_(01/26)  |

Columbia Quality Income Fund

Institutional 3 Class / CUGYX

Semi-Annual Shareholder Report | November 30, 2025

This semi-annual shareholder report contains important information about Columbia Quality Income Fund (the Fund) for the period of June 1, 2025 to November 30, 2025. You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at 1-800-345-6611.

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)

Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Institutional 3 Class	$26	0.51%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized

Key Fund Statistics

Fund net assets	$1,201,931,315
Total number of portfolio holdings	328
Portfolio turnover for the reporting period	180%
Portfolio turnover as of the end of the period excluding transactions in to be announced securities	11%

Columbia Quality Income Fund | Institutional 3 Class | SSR236_17_(01/26)  |

Graphical Representation of Fund Holdings

The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.

Top Holdings

Uniform Mortgage-Backed Security TBA 12/13/2053 4.500%	7.4%
Government National Mortgage Association TBA 12/20/2053 4.500%	5.3%
Uniform Mortgage-Backed Security TBA 12/12/2054 3.500%	3.1%
Uniform Mortgage-Backed Security TBA 12/16/2040 3.000%	2.9%
Federal National Mortgage Association 08/01/2052 4.000%	2.4%
Federal National Mortgage Association 11/01/2052 4.500%	2.0%
Uniform Mortgage-Backed Security TBA 12/13/2053 5.500%	1.9%
Federal Home Loan Mortgage Corp. 08/01/2052 3.000%	1.7%
Federal National Mortgage Association 04/01/2051 2.000%	1.7%
Uniform Mortgage-Backed Security TBA 12/11/2055 6.000%	1.6%

Asset Categories

Residential Mortgage-Backed Securities - Agency	92.9%
Residential Mortgage-Backed Securities - Non-Agency	19.1%
Asset-Backed Securities - Non-Agency	5.9%
Money Market Funds	3.4%
Commercial Mortgage-Backed Securities - Non-Agency	3.2%
Other	1.8%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, federal tax information and proxy voting information, visit the Fund’s website included at the beginning of this report or scan the QR code below.

The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC. Columbia Threadneedle Investments® (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved.

© 2025 Columbia Management Investment Advisers, LLC.

Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value

Columbia Quality Income Fund | Institutional 3 Class | SSR236_17_(01/26)  |

Columbia Select Large Cap Value Fund

Class A / SLVAX

Semi-Annual Shareholder Report | November 30, 2025

This semi-annual shareholder report contains important information about Columbia Select Large Cap Value Fund (the Fund) for the period of June 1, 2025 to November 30, 2025. You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at 1-800-345-6611.

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)

Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class A	$44	0.80%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized

Key Fund Statistics

Fund net assets	$2,734,762,319
Total number of portfolio holdings	38
Portfolio turnover for the reporting period	17%

Columbia Select Large Cap Value Fund | Class A | SSR216_01_(01/26)  |

Graphical Representation of Fund Holdings

The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.

Equity Sector Allocation

Financials	17.9%
Information Technology	14.2%
Health Care	13.2%
Industrials	12.8%
Energy	10.0%
Utilities	6.2%
Materials	5.8%
Communication Services	5.6%
Consumer Staples	4.4%
Consumer Discretionary	2.9%
Other	2.8%

Top Holdings

EPAM Systems, Inc.	3.9%
Verizon Communications, Inc.	3.5%
Freeport-McMoRan, Inc.	3.3%
AES Corp. (The)	3.3%
CVS Health Corp.	3.2%
Boeing Co. (The)	3.1%
Williams Companies, Inc. (The)	3.1%
TechnipFMC PLC	3.0%
Southwest Airlines Co.	3.0%
Morgan Stanley	3.0%

Asset Categories

Common Stocks	95.8%
Money Market Funds	4.1%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, federal tax information and proxy voting information, visit the Fund’s website included at the beginning of this report or scan the QR code below.

The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC. Columbia Threadneedle Investments® (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved.

© 2025 Columbia Management Investment Advisers, LLC.

Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value

Columbia Select Large Cap Value Fund | Class A | SSR216_01_(01/26)  |

Columbia Select Large Cap Value Fund

Class C / SVLCX

Semi-Annual Shareholder Report | November 30, 2025

This semi-annual shareholder report contains important information about Columbia Select Large Cap Value Fund (the Fund) for the period of June 1, 2025 to November 30, 2025. You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at 1-800-345-6611.

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)

Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class C	$84	1.55%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized

Key Fund Statistics

Fund net assets	$2,734,762,319
Total number of portfolio holdings	38
Portfolio turnover for the reporting period	17%

Columbia Select Large Cap Value Fund | Class C | SSR216_04_(01/26)  |

Graphical Representation of Fund Holdings

The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.

Equity Sector Allocation

Financials	17.9%
Information Technology	14.2%
Health Care	13.2%
Industrials	12.8%
Energy	10.0%
Utilities	6.2%
Materials	5.8%
Communication Services	5.6%
Consumer Staples	4.4%
Consumer Discretionary	2.9%
Other	2.8%

Top Holdings

EPAM Systems, Inc.	3.9%
Verizon Communications, Inc.	3.5%
Freeport-McMoRan, Inc.	3.3%
AES Corp. (The)	3.3%
CVS Health Corp.	3.2%
Boeing Co. (The)	3.1%
Williams Companies, Inc. (The)	3.1%
TechnipFMC PLC	3.0%
Southwest Airlines Co.	3.0%
Morgan Stanley	3.0%

Asset Categories

Common Stocks	95.8%
Money Market Funds	4.1%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, federal tax information and proxy voting information, visit the Fund’s website included at the beginning of this report or scan the QR code below.

The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC. Columbia Threadneedle Investments® (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved.

© 2025 Columbia Management Investment Advisers, LLC.

Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value

Columbia Select Large Cap Value Fund | Class C | SSR216_04_(01/26)  |

Columbia Select Large Cap Value Fund

Institutional Class / CSVZX

Semi-Annual Shareholder Report | November 30, 2025

This semi-annual shareholder report contains important information about Columbia Select Large Cap Value Fund (the Fund) for the period of June 1, 2025 to November 30, 2025. You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at 1-800-345-6611.

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)

Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Institutional Class	$30	0.55%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized

Key Fund Statistics

Fund net assets	$2,734,762,319
Total number of portfolio holdings	38
Portfolio turnover for the reporting period	17%

Columbia Select Large Cap Value Fund | Institutional Class | SSR216_08_(01/26)  |

Graphical Representation of Fund Holdings

The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.

Equity Sector Allocation

Financials	17.9%
Information Technology	14.2%
Health Care	13.2%
Industrials	12.8%
Energy	10.0%
Utilities	6.2%
Materials	5.8%
Communication Services	5.6%
Consumer Staples	4.4%
Consumer Discretionary	2.9%
Other	2.8%

Top Holdings

EPAM Systems, Inc.	3.9%
Verizon Communications, Inc.	3.5%
Freeport-McMoRan, Inc.	3.3%
AES Corp. (The)	3.3%
CVS Health Corp.	3.2%
Boeing Co. (The)	3.1%
Williams Companies, Inc. (The)	3.1%
TechnipFMC PLC	3.0%
Southwest Airlines Co.	3.0%
Morgan Stanley	3.0%

Asset Categories

Common Stocks	95.8%
Money Market Funds	4.1%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, federal tax information and proxy voting information, visit the Fund’s website included at the beginning of this report or scan the QR code below.

The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC. Columbia Threadneedle Investments® (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved.

© 2025 Columbia Management Investment Advisers, LLC.

Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value

Columbia Select Large Cap Value Fund | Institutional Class | SSR216_08_(01/26)  |

Columbia Select Large Cap Value Fund

Institutional 2 Class / SLVIX

Semi-Annual Shareholder Report | November 30, 2025

This semi-annual shareholder report contains important information about Columbia Select Large Cap Value Fund (the Fund) for the period of June 1, 2025 to November 30, 2025. You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at 1-800-345-6611.

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)

Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Institutional 2 Class	$26	0.48%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized

Key Fund Statistics

Fund net assets	$2,734,762,319
Total number of portfolio holdings	38
Portfolio turnover for the reporting period	17%

Columbia Select Large Cap Value Fund | Institutional 2 Class | SSR216_15_(01/26)  |

Graphical Representation of Fund Holdings

The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.

Equity Sector Allocation

Financials	17.9%
Information Technology	14.2%
Health Care	13.2%
Industrials	12.8%
Energy	10.0%
Utilities	6.2%
Materials	5.8%
Communication Services	5.6%
Consumer Staples	4.4%
Consumer Discretionary	2.9%
Other	2.8%

Top Holdings

EPAM Systems, Inc.	3.9%
Verizon Communications, Inc.	3.5%
Freeport-McMoRan, Inc.	3.3%
AES Corp. (The)	3.3%
CVS Health Corp.	3.2%
Boeing Co. (The)	3.1%
Williams Companies, Inc. (The)	3.1%
TechnipFMC PLC	3.0%
Southwest Airlines Co.	3.0%
Morgan Stanley	3.0%

Asset Categories

Common Stocks	95.8%
Money Market Funds	4.1%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, federal tax information and proxy voting information, visit the Fund’s website included at the beginning of this report or scan the QR code below.

The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC. Columbia Threadneedle Investments® (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved.

© 2025 Columbia Management Investment Advisers, LLC.

Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value

Columbia Select Large Cap Value Fund | Institutional 2 Class | SSR216_15_(01/26)  |

Columbia Select Large Cap Value Fund

Institutional 3 Class / CSRYX

Semi-Annual Shareholder Report | November 30, 2025

This semi-annual shareholder report contains important information about Columbia Select Large Cap Value Fund (the Fund) for the period of June 1, 2025 to November 30, 2025. You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at 1-800-345-6611.

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)

Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Institutional 3 Class	$23	0.43%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized

Key Fund Statistics

Fund net assets	$2,734,762,319
Total number of portfolio holdings	38
Portfolio turnover for the reporting period	17%

Columbia Select Large Cap Value Fund | Institutional 3 Class | SSR216_17_(01/26)  |

Graphical Representation of Fund Holdings

The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.

Equity Sector Allocation

Financials	17.9%
Information Technology	14.2%
Health Care	13.2%
Industrials	12.8%
Energy	10.0%
Utilities	6.2%
Materials	5.8%
Communication Services	5.6%
Consumer Staples	4.4%
Consumer Discretionary	2.9%
Other	2.8%

Top Holdings

EPAM Systems, Inc.	3.9%
Verizon Communications, Inc.	3.5%
Freeport-McMoRan, Inc.	3.3%
AES Corp. (The)	3.3%
CVS Health Corp.	3.2%
Boeing Co. (The)	3.1%
Williams Companies, Inc. (The)	3.1%
TechnipFMC PLC	3.0%
Southwest Airlines Co.	3.0%
Morgan Stanley	3.0%

Asset Categories

Common Stocks	95.8%
Money Market Funds	4.1%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, federal tax information and proxy voting information, visit the Fund’s website included at the beginning of this report or scan the QR code below.

The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC. Columbia Threadneedle Investments® (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved.

© 2025 Columbia Management Investment Advisers, LLC.

Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value

Columbia Select Large Cap Value Fund | Institutional 3 Class | SSR216_17_(01/26)  |

Columbia Select Large Cap Value Fund

Class R / SLVRX

Semi-Annual Shareholder Report | November 30, 2025

This semi-annual shareholder report contains important information about Columbia Select Large Cap Value Fund (the Fund) for the period of June 1, 2025 to November 30, 2025. You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at 1-800-345-6611.

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)

Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class R	$57	1.05%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized

Key Fund Statistics

Fund net assets	$2,734,762,319
Total number of portfolio holdings	38
Portfolio turnover for the reporting period	17%

Columbia Select Large Cap Value Fund | Class R | SSR216_12_(01/26)  |

Graphical Representation of Fund Holdings

The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.

Equity Sector Allocation

Financials	17.9%
Information Technology	14.2%
Health Care	13.2%
Industrials	12.8%
Energy	10.0%
Utilities	6.2%
Materials	5.8%
Communication Services	5.6%
Consumer Staples	4.4%
Consumer Discretionary	2.9%
Other	2.8%

Top Holdings

EPAM Systems, Inc.	3.9%
Verizon Communications, Inc.	3.5%
Freeport-McMoRan, Inc.	3.3%
AES Corp. (The)	3.3%
CVS Health Corp.	3.2%
Boeing Co. (The)	3.1%
Williams Companies, Inc. (The)	3.1%
TechnipFMC PLC	3.0%
Southwest Airlines Co.	3.0%
Morgan Stanley	3.0%

Asset Categories

Common Stocks	95.8%
Money Market Funds	4.1%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, federal tax information and proxy voting information, visit the Fund’s website included at the beginning of this report or scan the QR code below.

The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC. Columbia Threadneedle Investments® (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved.

© 2025 Columbia Management Investment Advisers, LLC.

Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value

Columbia Select Large Cap Value Fund | Class R | SSR216_12_(01/26)  |

Columbia Select Large Cap Value Fund

Class S / CSVGX

Semi-Annual Shareholder Report | November 30, 2025

This semi-annual shareholder report contains important information about Columbia Select Large Cap Value Fund (the Fund) for the period of June 1, 2025 to November 30, 2025. You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at 1-800-345-6611.

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)

Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class S	$30	0.55%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized

Key Fund Statistics

Fund net assets	$2,734,762,319
Total number of portfolio holdings	38
Portfolio turnover for the reporting period	17%

Columbia Select Large Cap Value Fund | Class S | SSR216_16_(01/26)  |

Graphical Representation of Fund Holdings

The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.

Equity Sector Allocation

Financials	17.9%
Information Technology	14.2%
Health Care	13.2%
Industrials	12.8%
Energy	10.0%
Utilities	6.2%
Materials	5.8%
Communication Services	5.6%
Consumer Staples	4.4%
Consumer Discretionary	2.9%
Other	2.8%

Top Holdings

EPAM Systems, Inc.	3.9%
Verizon Communications, Inc.	3.5%
Freeport-McMoRan, Inc.	3.3%
AES Corp. (The)	3.3%
CVS Health Corp.	3.2%
Boeing Co. (The)	3.1%
Williams Companies, Inc. (The)	3.1%
TechnipFMC PLC	3.0%
Southwest Airlines Co.	3.0%
Morgan Stanley	3.0%

Asset Categories

Common Stocks	95.8%
Money Market Funds	4.1%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, federal tax information and proxy voting information, visit the Fund’s website included at the beginning of this report or scan the QR code below.

The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC. Columbia Threadneedle Investments® (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved.

© 2025 Columbia Management Investment Advisers, LLC.

Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value

Columbia Select Large Cap Value Fund | Class S | SSR216_16_(01/26)  |

Columbia Select Small Cap Value Fund

Class A / SSCVX

Semi-Annual Shareholder Report | November 30, 2025

This semi-annual shareholder report contains important information about Columbia Select Small Cap Value Fund (the Fund) for the period of June 1, 2025 to November 30, 2025. You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at 1-800-345-6611.

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)

Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class A	$65	1.21%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized

Key Fund Statistics

Fund net assets	$378,154,006
Total number of portfolio holdings	56
Portfolio turnover for the reporting period	6%

Columbia Select Small Cap Value Fund | Class A | SSR218_01_(01/26)  |

Graphical Representation of Fund Holdings

The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.

Equity Sector Allocation

Financials	27.1%
Industrials	17.1%
Information Technology	11.0%
Health Care	10.2%
Consumer Discretionary	9.3%
Real Estate	8.6%
Energy	5.7%
Materials	4.8%
Utilities	3.1%
Consumer Staples	2.5%

Top Holdings

MACOM Technology Solutions Holdings, Inc.	3.2%
Portland General Electric Co.	3.2%
Axos Financial, Inc.	2.9%
Viavi Solutions, Inc.	2.8%
Kratos Defense & Security Solutions, Inc.	2.7%
Outfront Media, Inc.	2.7%
Atmus Filtration Technologies, Inc.	2.7%
Primoris Services Corp.	2.6%
Kontoor Brands, Inc.	2.6%
Stock Yards Bancorp, Inc.	2.6%

Asset Categories

Common Stocks	99.4%
Other	0.6%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, federal tax information and proxy voting information, visit the Fund’s website included at the beginning of this report or scan the QR code below.

The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC. Columbia Threadneedle Investments® (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved.

© 2025 Columbia Management Investment Advisers, LLC.

Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value

Columbia Select Small Cap Value Fund | Class A | SSR218_01_(01/26)  |

Columbia Select Small Cap Value Fund

Institutional Class / CSSZX

Semi-Annual Shareholder Report | November 30, 2025

This semi-annual shareholder report contains important information about Columbia Select Small Cap Value Fund (the Fund) for the period of June 1, 2025 to November 30, 2025. You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at 1-800-345-6611.

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)

Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Institutional Class	$52	0.96%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized

Key Fund Statistics

Fund net assets	$378,154,006
Total number of portfolio holdings	56
Portfolio turnover for the reporting period	6%

Columbia Select Small Cap Value Fund | Institutional Class | SSR218_08_(01/26)  |

Graphical Representation of Fund Holdings

The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.

Equity Sector Allocation

Financials	27.1%
Industrials	17.1%
Information Technology	11.0%
Health Care	10.2%
Consumer Discretionary	9.3%
Real Estate	8.6%
Energy	5.7%
Materials	4.8%
Utilities	3.1%
Consumer Staples	2.5%

Top Holdings

MACOM Technology Solutions Holdings, Inc.	3.2%
Portland General Electric Co.	3.2%
Axos Financial, Inc.	2.9%
Viavi Solutions, Inc.	2.8%
Kratos Defense & Security Solutions, Inc.	2.7%
Outfront Media, Inc.	2.7%
Atmus Filtration Technologies, Inc.	2.7%
Primoris Services Corp.	2.6%
Kontoor Brands, Inc.	2.6%
Stock Yards Bancorp, Inc.	2.6%

Asset Categories

Common Stocks	99.4%
Other	0.6%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, federal tax information and proxy voting information, visit the Fund’s website included at the beginning of this report or scan the QR code below.

The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC. Columbia Threadneedle Investments® (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved.

© 2025 Columbia Management Investment Advisers, LLC.

Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value

Columbia Select Small Cap Value Fund | Institutional Class | SSR218_08_(01/26)  |

Columbia Select Small Cap Value Fund

Institutional 2 Class / SSVIX

Semi-Annual Shareholder Report | November 30, 2025

This semi-annual shareholder report contains important information about Columbia Select Small Cap Value Fund (the Fund) for the period of June 1, 2025 to November 30, 2025. You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at 1-800-345-6611.

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)

Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Institutional 2 Class	$49	0.91%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized

Key Fund Statistics

Fund net assets	$378,154,006
Total number of portfolio holdings	56
Portfolio turnover for the reporting period	6%

Columbia Select Small Cap Value Fund | Institutional 2 Class | SSR218_15_(01/26)  |

Graphical Representation of Fund Holdings

The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.

Equity Sector Allocation

Financials	27.1%
Industrials	17.1%
Information Technology	11.0%
Health Care	10.2%
Consumer Discretionary	9.3%
Real Estate	8.6%
Energy	5.7%
Materials	4.8%
Utilities	3.1%
Consumer Staples	2.5%

Top Holdings

MACOM Technology Solutions Holdings, Inc.	3.2%
Portland General Electric Co.	3.2%
Axos Financial, Inc.	2.9%
Viavi Solutions, Inc.	2.8%
Kratos Defense & Security Solutions, Inc.	2.7%
Outfront Media, Inc.	2.7%
Atmus Filtration Technologies, Inc.	2.7%
Primoris Services Corp.	2.6%
Kontoor Brands, Inc.	2.6%
Stock Yards Bancorp, Inc.	2.6%

Asset Categories

Common Stocks	99.4%
Other	0.6%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, federal tax information and proxy voting information, visit the Fund’s website included at the beginning of this report or scan the QR code below.

The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC. Columbia Threadneedle Investments® (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved.

© 2025 Columbia Management Investment Advisers, LLC.

Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value

Columbia Select Small Cap Value Fund | Institutional 2 Class | SSR218_15_(01/26)  |

Columbia Select Small Cap Value Fund

Institutional 3 Class / CSSYX

Semi-Annual Shareholder Report | November 30, 2025

This semi-annual shareholder report contains important information about Columbia Select Small Cap Value Fund (the Fund) for the period of June 1, 2025 to November 30, 2025. You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at 1-800-345-6611.

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)

Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Institutional 3 Class	$46	0.85%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized

Key Fund Statistics

Fund net assets	$378,154,006
Total number of portfolio holdings	56
Portfolio turnover for the reporting period	6%

Columbia Select Small Cap Value Fund | Institutional 3 Class | SSR218_17_(01/26)  |

Graphical Representation of Fund Holdings

The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.

Equity Sector Allocation

Financials	27.1%
Industrials	17.1%
Information Technology	11.0%
Health Care	10.2%
Consumer Discretionary	9.3%
Real Estate	8.6%
Energy	5.7%
Materials	4.8%
Utilities	3.1%
Consumer Staples	2.5%

Top Holdings

MACOM Technology Solutions Holdings, Inc.	3.2%
Portland General Electric Co.	3.2%
Axos Financial, Inc.	2.9%
Viavi Solutions, Inc.	2.8%
Kratos Defense & Security Solutions, Inc.	2.7%
Outfront Media, Inc.	2.7%
Atmus Filtration Technologies, Inc.	2.7%
Primoris Services Corp.	2.6%
Kontoor Brands, Inc.	2.6%
Stock Yards Bancorp, Inc.	2.6%

Asset Categories

Common Stocks	99.4%
Other	0.6%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, federal tax information and proxy voting information, visit the Fund’s website included at the beginning of this report or scan the QR code below.

The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC. Columbia Threadneedle Investments® (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved.

© 2025 Columbia Management Investment Advisers, LLC.

Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value

Columbia Select Small Cap Value Fund | Institutional 3 Class | SSR218_17_(01/26)  |

Columbia Seligman Technology and Information Fund

Class A / SLMCX

Semi-Annual Shareholder Report | November 30, 2025

This semi-annual shareholder report contains important information about Columbia Seligman Technology and Information Fund (the Fund) for the period of June 1, 2025 to November 30, 2025. You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at 1-800-345-6611.

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)

Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class A	$71	1.15%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized

Key Fund Statistics

Fund net assets	$18,822,976,693
Total number of portfolio holdings	70
Portfolio turnover for the reporting period	20%

Columbia Seligman Technology and Information Fund | Class A | SSR219_01_(01/26)  |

Graphical Representation of Fund Holdings

The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.

Information Technology Sub-Industry Allocation

Semiconductors	22.0%
Semiconductor Materials & Equipment	13.7%
Interactive Media & Services	11.4%
Technology Hardware, Storage & Peripherals	10.7%
Heavy Electrical Equipment	9.9%
Systems Software	9.5%
Transaction & Payment Processing Services	4.5%
Internet Services & Infrastructure	3.4%
Application Software	3.2%
Communications Equipment	3.1%
Other	8.6%

Top Holdings

Bloom Energy Corp., Class A	10.0%
Lam Research Corp.	6.8%
Broadcom, Inc.	5.8%
Alphabet, Inc., Class A	5.0%
NVIDIA Corp.	5.0%
Applied Materials, Inc.	4.3%
Western Digital Corp.	4.1%
Microsoft Corp.	4.1%
Marvell Technology, Inc.	3.9%
Apple, Inc.	3.4%

Equity Sector Allocation

Information Technology	66.8%
Industrials	12.0%
Communication Services	12.0%
Financials	4.5%
Consumer Discretionary	2.3%
Real Estate	0.4%
Health Care	0.2%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, federal tax information and proxy voting information, visit the Fund’s website included at the beginning of this report or scan the QR code below.

The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC. Columbia Threadneedle Investments® (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved.

© 2025 Columbia Management Investment Advisers, LLC.

Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value

Columbia Seligman Technology and Information Fund | Class A | SSR219_01_(01/26)  |

Columbia Seligman Technology and Information Fund

Class C / SCICX

Semi-Annual Shareholder Report | November 30, 2025

This semi-annual shareholder report contains important information about Columbia Seligman Technology and Information Fund (the Fund) for the period of June 1, 2025 to November 30, 2025. You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at 1-800-345-6611.

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)

Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class C	$118	1.90%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized

Key Fund Statistics

Fund net assets	$18,822,976,693
Total number of portfolio holdings	70
Portfolio turnover for the reporting period	20%

Columbia Seligman Technology and Information Fund | Class C | SSR219_04_(01/26)  |

Graphical Representation of Fund Holdings

The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.

Information Technology Sub-Industry Allocation

Semiconductors	22.0%
Semiconductor Materials & Equipment	13.7%
Interactive Media & Services	11.4%
Technology Hardware, Storage & Peripherals	10.7%
Heavy Electrical Equipment	9.9%
Systems Software	9.5%
Transaction & Payment Processing Services	4.5%
Internet Services & Infrastructure	3.4%
Application Software	3.2%
Communications Equipment	3.1%
Other	8.6%

Top Holdings

Bloom Energy Corp., Class A	10.0%
Lam Research Corp.	6.8%
Broadcom, Inc.	5.8%
Alphabet, Inc., Class A	5.0%
NVIDIA Corp.	5.0%
Applied Materials, Inc.	4.3%
Western Digital Corp.	4.1%
Microsoft Corp.	4.1%
Marvell Technology, Inc.	3.9%
Apple, Inc.	3.4%

Equity Sector Allocation

Information Technology	66.8%
Industrials	12.0%
Communication Services	12.0%
Financials	4.5%
Consumer Discretionary	2.3%
Real Estate	0.4%
Health Care	0.2%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, federal tax information and proxy voting information, visit the Fund’s website included at the beginning of this report or scan the QR code below.

The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC. Columbia Threadneedle Investments® (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved.

© 2025 Columbia Management Investment Advisers, LLC.

Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value

Columbia Seligman Technology and Information Fund | Class C | SSR219_04_(01/26)  |

Columbia Seligman Technology and Information Fund

Institutional Class / CCIZX

Semi-Annual Shareholder Report | November 30, 2025

This semi-annual shareholder report contains important information about Columbia Seligman Technology and Information Fund (the Fund) for the period of June 1, 2025 to November 30, 2025. You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at 1-800-345-6611.

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)

Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Institutional Class	$56	0.90%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized

Key Fund Statistics

Fund net assets	$18,822,976,693
Total number of portfolio holdings	70
Portfolio turnover for the reporting period	20%

Columbia Seligman Technology and Information Fund | Institutional Class | SSR219_08_(01/26)  |

Graphical Representation of Fund Holdings

The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.

Information Technology Sub-Industry Allocation

Semiconductors	22.0%
Semiconductor Materials & Equipment	13.7%
Interactive Media & Services	11.4%
Technology Hardware, Storage & Peripherals	10.7%
Heavy Electrical Equipment	9.9%
Systems Software	9.5%
Transaction & Payment Processing Services	4.5%
Internet Services & Infrastructure	3.4%
Application Software	3.2%
Communications Equipment	3.1%
Other	8.6%

Top Holdings

Bloom Energy Corp., Class A	10.0%
Lam Research Corp.	6.8%
Broadcom, Inc.	5.8%
Alphabet, Inc., Class A	5.0%
NVIDIA Corp.	5.0%
Applied Materials, Inc.	4.3%
Western Digital Corp.	4.1%
Microsoft Corp.	4.1%
Marvell Technology, Inc.	3.9%
Apple, Inc.	3.4%

Equity Sector Allocation

Information Technology	66.8%
Industrials	12.0%
Communication Services	12.0%
Financials	4.5%
Consumer Discretionary	2.3%
Real Estate	0.4%
Health Care	0.2%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, federal tax information and proxy voting information, visit the Fund’s website included at the beginning of this report or scan the QR code below.

The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC. Columbia Threadneedle Investments® (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved.

© 2025 Columbia Management Investment Advisers, LLC.

Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value

Columbia Seligman Technology and Information Fund | Institutional Class | SSR219_08_(01/26)  |

Columbia Seligman Technology and Information Fund

Institutional 2 Class / SCMIX

Semi-Annual Shareholder Report | November 30, 2025

This semi-annual shareholder report contains important information about Columbia Seligman Technology and Information Fund (the Fund) for the period of June 1, 2025 to November 30, 2025. You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at 1-800-345-6611.

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)

Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Institutional 2 Class	$54	0.87%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized

Key Fund Statistics

Fund net assets	$18,822,976,693
Total number of portfolio holdings	70
Portfolio turnover for the reporting period	20%

Columbia Seligman Technology and Information Fund | Institutional 2 Class | SSR219_15_(01/26)  |

Graphical Representation of Fund Holdings

The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.

Information Technology Sub-Industry Allocation

Semiconductors	22.0%
Semiconductor Materials & Equipment	13.7%
Interactive Media & Services	11.4%
Technology Hardware, Storage & Peripherals	10.7%
Heavy Electrical Equipment	9.9%
Systems Software	9.5%
Transaction & Payment Processing Services	4.5%
Internet Services & Infrastructure	3.4%
Application Software	3.2%
Communications Equipment	3.1%
Other	8.6%

Top Holdings

Bloom Energy Corp., Class A	10.0%
Lam Research Corp.	6.8%
Broadcom, Inc.	5.8%
Alphabet, Inc., Class A	5.0%
NVIDIA Corp.	5.0%
Applied Materials, Inc.	4.3%
Western Digital Corp.	4.1%
Microsoft Corp.	4.1%
Marvell Technology, Inc.	3.9%
Apple, Inc.	3.4%

Equity Sector Allocation

Information Technology	66.8%
Industrials	12.0%
Communication Services	12.0%
Financials	4.5%
Consumer Discretionary	2.3%
Real Estate	0.4%
Health Care	0.2%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, federal tax information and proxy voting information, visit the Fund’s website included at the beginning of this report or scan the QR code below.

The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC. Columbia Threadneedle Investments® (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved.

© 2025 Columbia Management Investment Advisers, LLC.

Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value

Columbia Seligman Technology and Information Fund | Institutional 2 Class | SSR219_15_(01/26)  |

Columbia Seligman Technology and Information Fund

Institutional 3 Class / CCOYX

Semi-Annual Shareholder Report | November 30, 2025

This semi-annual shareholder report contains important information about Columbia Seligman Technology and Information Fund (the Fund) for the period of June 1, 2025 to November 30, 2025. You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at 1-800-345-6611.

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)

Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Institutional 3 Class	$51	0.82%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized

Key Fund Statistics

Fund net assets	$18,822,976,693
Total number of portfolio holdings	70
Portfolio turnover for the reporting period	20%

Columbia Seligman Technology and Information Fund | Institutional 3 Class | SSR219_17_(01/26)  |

Graphical Representation of Fund Holdings

The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.

Information Technology Sub-Industry Allocation

Semiconductors	22.0%
Semiconductor Materials & Equipment	13.7%
Interactive Media & Services	11.4%
Technology Hardware, Storage & Peripherals	10.7%
Heavy Electrical Equipment	9.9%
Systems Software	9.5%
Transaction & Payment Processing Services	4.5%
Internet Services & Infrastructure	3.4%
Application Software	3.2%
Communications Equipment	3.1%
Other	8.6%

Top Holdings

Bloom Energy Corp., Class A	10.0%
Lam Research Corp.	6.8%
Broadcom, Inc.	5.8%
Alphabet, Inc., Class A	5.0%
NVIDIA Corp.	5.0%
Applied Materials, Inc.	4.3%
Western Digital Corp.	4.1%
Microsoft Corp.	4.1%
Marvell Technology, Inc.	3.9%
Apple, Inc.	3.4%

Equity Sector Allocation

Information Technology	66.8%
Industrials	12.0%
Communication Services	12.0%
Financials	4.5%
Consumer Discretionary	2.3%
Real Estate	0.4%
Health Care	0.2%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, federal tax information and proxy voting information, visit the Fund’s website included at the beginning of this report or scan the QR code below.

The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC. Columbia Threadneedle Investments® (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved.

© 2025 Columbia Management Investment Advisers, LLC.

Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value

Columbia Seligman Technology and Information Fund | Institutional 3 Class | SSR219_17_(01/26)  |

Columbia Seligman Technology and Information Fund

Class R / SCIRX

Semi-Annual Shareholder Report | November 30, 2025

This semi-annual shareholder report contains important information about Columbia Seligman Technology and Information Fund (the Fund) for the period of June 1, 2025 to November 30, 2025. You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at 1-800-345-6611.

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)

Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class R	$87	1.40%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized

Key Fund Statistics

Fund net assets	$18,822,976,693
Total number of portfolio holdings	70
Portfolio turnover for the reporting period	20%

Columbia Seligman Technology and Information Fund | Class R | SSR219_12_(01/26)  |

Graphical Representation of Fund Holdings

The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.

Information Technology Sub-Industry Allocation

Semiconductors	22.0%
Semiconductor Materials & Equipment	13.7%
Interactive Media & Services	11.4%
Technology Hardware, Storage & Peripherals	10.7%
Heavy Electrical Equipment	9.9%
Systems Software	9.5%
Transaction & Payment Processing Services	4.5%
Internet Services & Infrastructure	3.4%
Application Software	3.2%
Communications Equipment	3.1%
Other	8.6%

Top Holdings

Bloom Energy Corp., Class A	10.0%
Lam Research Corp.	6.8%
Broadcom, Inc.	5.8%
Alphabet, Inc., Class A	5.0%
NVIDIA Corp.	5.0%
Applied Materials, Inc.	4.3%
Western Digital Corp.	4.1%
Microsoft Corp.	4.1%
Marvell Technology, Inc.	3.9%
Apple, Inc.	3.4%

Equity Sector Allocation

Information Technology	66.8%
Industrials	12.0%
Communication Services	12.0%
Financials	4.5%
Consumer Discretionary	2.3%
Real Estate	0.4%
Health Care	0.2%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, federal tax information and proxy voting information, visit the Fund’s website included at the beginning of this report or scan the QR code below.

The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC. Columbia Threadneedle Investments® (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved.

© 2025 Columbia Management Investment Advisers, LLC.

Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value

Columbia Seligman Technology and Information Fund | Class R | SSR219_12_(01/26)  |

Columbia Seligman Technology and Information Fund

Class S / CCIFX

Semi-Annual Shareholder Report | November 30, 2025

This semi-annual shareholder report contains important information about Columbia Seligman Technology and Information Fund (the Fund) for the period of June 1, 2025 to November 30, 2025. You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at 1-800-345-6611.

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)

Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class S	$56	0.90%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized

Key Fund Statistics

Fund net assets	$18,822,976,693
Total number of portfolio holdings	70
Portfolio turnover for the reporting period	20%

Columbia Seligman Technology and Information Fund | Class S | SSR219_16_(01/26)  |

Graphical Representation of Fund Holdings

The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.

Information Technology Sub-Industry Allocation

Semiconductors	22.0%
Semiconductor Materials & Equipment	13.7%
Interactive Media & Services	11.4%
Technology Hardware, Storage & Peripherals	10.7%
Heavy Electrical Equipment	9.9%
Systems Software	9.5%
Transaction & Payment Processing Services	4.5%
Internet Services & Infrastructure	3.4%
Application Software	3.2%
Communications Equipment	3.1%
Other	8.6%

Top Holdings

Bloom Energy Corp., Class A	10.0%
Lam Research Corp.	6.8%
Broadcom, Inc.	5.8%
Alphabet, Inc., Class A	5.0%
NVIDIA Corp.	5.0%
Applied Materials, Inc.	4.3%
Western Digital Corp.	4.1%
Microsoft Corp.	4.1%
Marvell Technology, Inc.	3.9%
Apple, Inc.	3.4%

Equity Sector Allocation

Information Technology	66.8%
Industrials	12.0%
Communication Services	12.0%
Financials	4.5%
Consumer Discretionary	2.3%
Real Estate	0.4%
Health Care	0.2%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, federal tax information and proxy voting information, visit the Fund’s website included at the beginning of this report or scan the QR code below.

The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC. Columbia Threadneedle Investments® (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved.

© 2025 Columbia Management Investment Advisers, LLC.

Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value

Columbia Seligman Technology and Information Fund | Class S | SSR219_16_(01/26)  |

Multi-Manager Value Strategies Fund

Institutional Class / CZMVX

Semi-Annual Shareholder Report | November 30, 2025

This semi-annual shareholder report contains important information about Multi-Manager Value Strategies Fund (the Fund) for the period of June 1, 2025 to November 30, 2025. You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at 1-800-345-6611.

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)

Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Institutional Class	$36	0.69%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized

Key Fund Statistics

Fund net assets	$5,536,813,625
Total number of portfolio holdings	326
Portfolio turnover for the reporting period	17%

Multi-Manager Value Strategies Fund | Institutional Class | SSR116_08_(01/26)  |

Graphical Representation of Fund Holdings

The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.

Equity Sector Allocation

Financials	20.6%
Industrials	15.4%
Information Technology	12.4%
Health Care	11.0%
Consumer Discretionary	10.0%
Consumer Staples	7.6%
Energy	7.5%
Communication Services	6.7%
Materials	3.3%
Utilities	2.0%
Other	1.8%

Top Holdings

JPMorgan Chase & Co.	2.5%
Exxon Mobil Corp.	1.8%
Abbott Laboratories	1.7%
American International Group, Inc.	1.7%
Alphabet, Inc., Class A	1.6%
Union Pacific Corp.	1.6%
Amazon.com, Inc.	1.5%
ConocoPhillips Co.	1.5%
Berkshire Hathaway, Inc., Class B	1.5%
Bank of America Corp.	1.5%

Asset Categories

Common Stocks	98.3%
Money Market Funds	1.6%
Other	0.0%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, federal tax information and proxy voting information, visit the Fund’s website included at the beginning of this report or scan the QR code below.

The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC. Columbia Threadneedle Investments® (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved.

© 2025 Columbia Management Investment Advisers, LLC.

Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value

Multi-Manager Value Strategies Fund | Institutional Class | SSR116_08_(01/26)  |

Item 2. Code of Ethics.

Not applicable.

Item 3. Audit Committee Financial Expert.

Not applicable.

Item 4. Principal Accountant Fees and Services.

Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a) The registrant’s “Schedule I – Investments in securities of unaffiliated issuers” (as set forth in 17 CFR 210.12-12) is included in Item 7 of this Form N-CSR.

(b) Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Columbia Commodity Strategy Fund
Semi-Annual Financial Statements and Additional Information
November 30, 2025 (Unaudited)

Not FDIC or NCUA Insured	No Financial Institution Guarantee	May Lose Value

Columbia Commodity Strategy Fund | 2025

Consolidated Portfolio of Investments
November 30, 2025 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities

Asset-Backed Securities - Non-Agency 15.9%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
ACHV ABS Trust(a)
Series 2024-1PL Class A
04/25/2031	5.900%	32,282	32,550
Series 2024-2PL Class A
10/27/2031	5.070%	337,450	339,169
Subordinated Series 2024-1PL Class B
04/25/2031	6.340%	56,978	57,798
ACM Auto Trust(a)
Series 2024-2A Class A
02/20/2029	6.060%	72,203	72,169
Affirm Asset Securitization Trust(a)
Series 2024-X2 Class A
12/17/2029	5.220%	280,986	281,198
American Credit Acceptance Receivables Trust(a)
Series 2022-4 Class D
02/15/2029	8.000%	1,075,925	1,086,080
BMW Vehicle Lease Trust
Series 2024-1 Class A4
06/25/2027	5.000%	600,000	603,797
Carmax Select Receivables Trust
Series 2024-A Class A2A
09/15/2027	5.780%	98,681	98,843
Carvana Auto Receivables Trust(a)
Series 2024-N3 Class A2
12/10/2027	4.840%	249,214	249,368
Carvana Auto Receivables Trust
Series 2024-P3 Class A2
11/10/2027	4.610%	52,105	52,110
Series 2025-P3 Class A1
10/12/2026	4.171%	670,817	671,060
CNH Equipment Trust
Series 2023-A Class A3
08/15/2028	4.810%	1,893,119	1,902,474
Series 2024-C Class A2A
02/18/2028	4.300%	377,519	377,776
Subordinated Series 2024-A Class A3
06/15/2029	4.770%	896,907	903,833
DailyPay Securitization Trust(a)
Series 2025-1A Class A
06/25/2028	5.630%	225,000	226,659
Dell Equipment Finance Trust(a)
Series 2023-3 Class A3
04/23/2029	5.930%	843,915	849,015
Enterprise Fleet Financing LLC(a)
Series 2024-1 Class A2
03/20/2030	5.230%	1,104,483	1,112,726
Asset-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Ford Credit Auto Lease Trust
Series 2024-A Class A4
06/15/2027	5.050%	3,426,000	3,442,488
Series 2025-A Class A3
06/15/2028	4.720%	750,000	755,628
Ford Credit Auto Owner Trust(a)
Series 2021-2 Class A
05/15/2034	1.530%	2,900,000	2,831,436
Series 2022-1 Class A
11/15/2034	3.880%	1,575,000	1,575,484
Ford Credit Auto Owner Trust
Series 2023-A Class A4
12/15/2028	4.560%	2,500,000	2,515,487
Series 2024-C Class A2A
08/15/2027	4.320%	199,489	199,619
Ford Credit Floorplan Master Owner Trust(a)
Series 2023-1 Class A1
05/15/2028	4.920%	3,890,000	3,910,803
GLS Auto Receivables Issuer Trust(a)
Series 2024-2A Class A3
01/18/2028	5.640%	141,536	141,721
GLS Auto Select Receivables Trust(a)
Series 2024-2A Class A2
06/17/2030	5.580%	1,055,899	1,065,112
GM Financial Automobile Leasing Trust
Series 2024-1 Class A3
03/22/2027	5.090%	504,365	505,630
GMF Floorplan Owner Revolving Trust(a)
Series 2024-1A Class A1
03/15/2029	5.130%	2,050,000	2,078,481
GreenSky Home Improvement Issuer Trust(a)
Series 2024-2 Class A2
10/27/2059	5.250%	101,824	102,254
Series 2025-1A Class A2
03/25/2060	5.120%	326,406	327,717
Series 2025-2 Class A2
06/25/2060	4.930%	206,913	207,700
Harley-Davidson Motorcycle Trust
Series 2024-A Class A3
03/15/2029	5.370%	1,464,166	1,478,042
Subordinated Series 2024-B Class A2
08/16/2027	4.620%	59,556	59,581
HPEFS Equipment Trust(a)
Series 2024-2A Class A2
10/20/2031	5.500%	24,278	24,296
The accompanying Notes to Consolidated Financial Statements are an integral part of this statement.
Columbia Commodity Strategy Fund  | 2025
3

Consolidated Portfolio of Investments (continued)
November 30, 2025 (Unaudited)
Asset-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Hyundai Auto Lease Securitization Trust(a)
Series 2024-A Class A3
03/15/2027	5.020%	2,275,860	2,281,320
Series 2024-C Class A3
04/17/2028	4.620%	1,150,000	1,155,968
Hyundai Auto Receivables Trust
Series 2025-B Class A2A
08/15/2028	4.450%	875,000	878,124
Kubota Credit Owner Trust(a)
Series 2024-1A Class A3
07/17/2028	5.190%	1,260,000	1,275,946
Series 2024-2A Class A2
04/15/2027	5.450%	321,707	322,774
Series 2024-2A Class A3
11/15/2028	5.260%	2,900,000	2,947,489
Marlette Funding Trust(a)
Series 2025-1A Class A
07/16/2035	4.750%	371,314	372,092
Mercedes-Benz Auto Receivables Trust
Series 2023-2 Class A3
11/15/2028	5.950%	467,169	473,437
NextGear Floorplan Master Owner Trust(a)
Series 2023-1A Class A2
03/15/2028	5.740%	2,325,000	2,335,571
Nissan Auto Receivables Owner Trust
Series 2025-A Class A2A
02/15/2028	4.500%	1,325,000	1,329,078
Nissan Master Owner Trust Receivables(a)
Series 2024-B Class A
02/15/2029	5.050%	2,398,000	2,427,413
Oportun Funding Trust(a)
Series 2024-3 Class A
08/15/2029	5.260%	15,964	15,965
Pagaya AI Debt Grantor Trust(a)
Series 2024-11 Class A
07/15/2032	5.092%	592,573	595,026
Series 2024-5 Class A
10/15/2031	6.278%	98,435	99,111
Series 2024-6 Class A
11/15/2031	6.093%	76,436	76,835
Series 2025-1 Class A2
07/15/2032	5.156%	134,569	135,638
Series 2025-3 Class A1
05/16/2032	5.028%	559,609	559,841
Pagaya AI Debt Selection Trust(a)
Series 2024-7 Class A
12/15/2031	6.117%	546,812	550,135
Asset-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Subordinated Series 2024-7 Class B
12/15/2031	6.574%	598,023	602,058
Pagaya AI Debt Trust(a)
Series 2024-1 Class A
07/15/2031	6.660%	146,250	147,534
Series 2024-2 Class A
08/15/2031	6.319%	262,555	263,555
Series 2024-3 Class A
10/15/2031	6.258%	357,829	359,763
PEAC Solutions Receivables LLC(a)
Series 2024-1A Class A2
06/21/2027	5.790%	301,870	303,976
Series 2024-2A Class A2
04/20/2027	4.740%	325,492	326,128
RCKT Trust(a)
Series 2025-1A Class A
07/25/2034	4.900%	808,131	809,704
Reach ABS Trust(a)
Series 2024-2A Class A
07/15/2031	5.880%	536,901	538,269
Series 2025-2A Class A
08/18/2032	4.930%	532,445	534,568
Research-Driven Pagaya Motor Asset Trust(a)
Series 2025-4A Class A2
04/25/2034	5.124%	400,000	401,761
Research-Driven Pagaya Motor Trust(a)
Series 2024-1A Class A
06/25/2032	7.090%	72,535	72,924
Santander Drive Auto Receivables Trust
Series 2024-5 Class A2
09/15/2027	4.880%	29,692	29,704
SBNA Auto Lease Trust(a)
Series 2024-A Class A4
01/22/2029	5.240%	1,750,000	1,758,383
SCF Equipment Leasing(a)
Series 2024-1A Class A2
11/20/2029	5.880%	170,390	171,133
SoFi Consumer Loan Program Trust(a)
Series 2025-1 Class A
02/27/2034	4.800%	296,953	297,881
Series 2025-2 Class A
06/25/2034	4.820%	2,459,210	2,467,874
Series 2025-4 Class A
08/25/2035	4.240%	1,434,302	1,434,093
Toyota Auto Receivables Owner Trust
Series 2023-A Class A3
09/15/2027	4.630%	307,405	308,019
The accompanying Notes to Consolidated Financial Statements are an integral part of this statement.
4
Columbia Commodity Strategy Fund  | 2025

Consolidated Portfolio of Investments (continued)
November 30, 2025 (Unaudited)
Asset-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Upgrade Master Pass-Thru Trust(a)
Series 2025-ST5 Class A
09/15/2032	4.794%	902,660	904,407
Upgrade Master Pass-Thru Trust Series(a)
Series 2025-ST8 Class A
12/15/2033	4.618%	2,000,000	2,000,906
Upgrade Receivables Trust(a)
Series 2024-1 Class A
02/18/2031	5.370%	33,389	33,405
Upstart Securitization Trust(a)
Series 2024-1 Class A
11/20/2034	5.330%	59,131	59,229
Series 2025-3 Class A2
09/20/2035	4.600%	800,000	800,479
Verizon Master Trust
Series 2024-1 Class A1A
12/20/2028	5.000%	325,000	324,325
Westlake Automobile Receivables Trust(a)
Series 2025-P1 Class A1
06/15/2026	4.583%	76,384	76,407
Westlake Flooring Master Trust(a)
Series 2024-1A Class A
02/15/2028	5.430%	1,920,000	1,925,014
Total Asset-Backed Securities — Non-Agency (Cost $64,805,097)			64,921,366

Commercial Mortgage-Backed Securities - Non-Agency 3.4%

BBCMS Mortgage Trust
Series 2018-C2 Class ASB
12/15/2051	4.236%	1,354,218	1,353,791
CD Mortgage Trust
Series 2017-CD4 Class ASB
05/10/2050	3.317%	663,003	659,762
Series 2017-CD6 Class ASB
11/13/2050	3.332%	430,428	427,367
CFCRE Commercial Mortgage Trust
Series 2017-C8 Class ASB
06/15/2050	3.367%	317,565	315,930
Citigroup Commercial Mortgage Trust
Series 2016-C1 Class A3
05/10/2049	2.944%	1,117,552	1,113,796
Series 2016-P6 Class A4
12/10/2049	3.458%	1,418,894	1,409,445
DBJPM Mortgage Trust
Series 2016-C3 Class A5
08/10/2049	2.890%	725,000	718,110
Commercial Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
GS Mortgage Securities Corp. II(a),(b)
Series 2023-SHIP Class A
09/10/2038	4.322%	2,425,000	2,420,278
GS Mortgage Securities Trust
Series 2016-GS3 Class AAB
10/10/2049	2.777%	185,323	184,877
Series 2016-GS4 Class A3
11/10/2049	3.178%	735,559	729,035
JPMDB Commercial Mortgage Securities Trust
Series 2016-C4 Class A2
12/15/2049	2.882%	899,109	883,659
Morgan Stanley Bank of America Merrill Lynch Trust
Series 2016-C31 Class ASB
11/15/2049	2.952%	24,965	24,919
Morgan Stanley Capital I Trust
Series 2017-H1 Class ASB
06/15/2050	3.304%	87,759	87,549
Tricon American Homes(a)
Series 2020-SFR1 Class A
07/17/2038	1.499%	1,363,503	1,338,767
UBS Commercial Mortgage Trust
Series 2017-C3 Class ASB
08/15/2050	3.215%	1,234,095	1,224,546
Wells Fargo Commercial Mortgage Trust
Series 2016-BNK1 Class A2
08/15/2049	2.399%	200,898	199,440
Series 2016-C36 Class A3
11/15/2059	2.807%	722,457	714,708
Series 2018-C45 Class ASB
06/15/2051	4.147%	337,662	338,142
Total Commercial Mortgage-Backed Securities - Non-Agency (Cost $14,047,371)			14,144,121

Corporate Bonds & Notes 23.1%

Aerospace & Defense 0.9%
BAE Systems PLC(a)
03/26/2027	5.000%	925,000	936,078
Boeing Co. (The)
02/01/2027	2.700%	950,000	933,936
L3Harris Technologies, Inc.
12/15/2026	3.850%	1,000,000	998,138
Raytheon Technologies Corp.
03/15/2027	3.500%	1,000,000	994,323
Total			3,862,475
The accompanying Notes to Consolidated Financial Statements are an integral part of this statement.
Columbia Commodity Strategy Fund  | 2025
5

Consolidated Portfolio of Investments (continued)
November 30, 2025 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Automotive 0.2%
Toyota Motor Credit Corp.(c)
SOFR + 0.710% 05/14/2027	4.760%	1,000,000	1,003,989
Banking 6.5%
Bank of America Corp.(c)
SOFR + 1.350% 09/15/2027	5.400%	2,100,000	2,113,768
Bank of Montreal(d)
09/10/2027	4.567%	1,000,000	1,003,350
Bank of New York Mellon Corp. (The)(c)
SOFR + 0.680% 06/09/2028	4.730%	1,000,000	1,001,455
Bank of Nova Scotia (The)(c)
SOFR + 0.760% 09/15/2028	4.810%	1,000,000	1,000,020
Canadian Imperial Bank of Commerce(d)
09/08/2028	4.243%	1,000,000	1,002,650
Citigroup, Inc.(d)
06/09/2027	1.462%	1,825,000	1,799,083
Cooperatieve Rabobank UA(c)
SOFR + 0.620% 08/28/2026	4.670%	850,000	852,048
Goldman Sachs Group, Inc. (The)(d)
04/23/2028	4.937%	1,800,000	1,820,180
HSBC Holdings PLC(d)
03/13/2028	4.041%	1,315,000	1,312,979
JPMorgan Chase & Co.(d)
04/22/2028	5.571%	1,900,000	1,938,156
Morgan Stanley(d)
07/20/2027	1.512%	1,850,000	1,819,304
National Australia Bank Ltd.
12/10/2025	4.750%	600,000	600,075
PNC Financial Services Group, Inc. (The)(d)
07/23/2027	5.102%	1,000,000	1,005,547
Royal Bank of Canada(c)
SOFR + 0.790% 07/23/2027	4.840%	1,000,000	1,002,220
Skandinaviska Enskilda Banken AB(a)
03/05/2027	5.125%	825,000	837,839
State Street Corp.(d)
04/24/2028	4.543%	1,000,000	1,008,190
Toronto-Dominion Bank (The)(c)
SOFR + 0.620% 12/17/2026	4.670%	1,000,000	1,002,811
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Truist Financial Corp.(d)
03/02/2027	1.267%	1,000,000	992,393
UBS Group AG(a),(d)
01/30/2027	1.364%	900,000	895,568
US Bank NA(c)
SOFR + 0.910% 05/15/2028	4.960%	925,000	928,115
Wells Fargo & Co.(d)
01/24/2028	4.900%	1,775,000	1,790,581
Westpac Banking Corp.(c)
SOFR + 0.460% 10/20/2026	4.510%	1,000,000	1,001,154
Total			26,727,486
Cable and Satellite 0.5%
Charter Communications Operating LLC/Capital
03/15/2028	4.200%	1,000,000	994,187
Comcast Corp.
01/15/2027	2.350%	1,000,000	982,496
Total			1,976,683
Chemicals 0.2%
LYB International Finance II BV
03/02/2027	3.500%	1,000,000	994,397
Construction Machinery 0.5%
Caterpillar Financial Services Corp.(c)
SOFR + 0.380% 01/07/2027	4.430%	1,000,000	1,000,973
John Deere Capital Corp.
03/06/2026	4.950%	1,000,000	1,002,077
Total			2,003,050
Diversified Manufacturing 0.5%
Carrier Global Corp.
02/15/2027	2.493%	1,000,000	981,979
Siemens Financieringsmaatschappij NV(a)
03/16/2027	3.400%	900,000	895,555
Total			1,877,534
Electric 2.3%
CenterPoint Energy, Inc.
06/01/2026	1.450%	1,000,000	986,646
Dominion Energy, Inc.
05/15/2028	4.600%	1,000,000	1,012,693
DTE Energy Co.
10/01/2026	2.850%	1,000,000	990,021
The accompanying Notes to Consolidated Financial Statements are an integral part of this statement.
6
Columbia Commodity Strategy Fund  | 2025

Consolidated Portfolio of Investments (continued)
November 30, 2025 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Duke Energy Corp.
08/15/2027	3.150%	1,000,000	985,408
Eversource Energy
03/01/2027	2.900%	925,000	910,119
Georgia Power Co.(c)
SOFR + 0.280% 09/15/2026	4.330%	1,000,000	999,842
NextEra Energy Capital Holdings, Inc.
09/01/2027	4.685%	1,000,000	1,010,780
Public Service Enterprise Group, Inc.
11/15/2027	5.850%	625,000	645,514
WEC Energy Group, Inc.
01/15/2028	4.750%	1,000,000	1,014,797
Xcel Energy, Inc.
12/01/2026	3.350%	1,000,000	992,852
Total			9,548,672
Food and Beverage 1.7%
Bacardi Ltd.(a)
05/15/2028	4.700%	1,060,000	1,068,814
Campbell Soup Co.
03/15/2028	4.150%	1,000,000	1,002,121
Diageo Capital PLC
10/05/2026	5.375%	900,000	909,574
Kraft Heinz Foods Co.
05/15/2027	3.875%	1,000,000	996,658
Mars, Inc.(a)
03/01/2027	4.450%	915,000	921,359
Mondelez International, Inc.
03/17/2027	2.625%	925,000	908,688
Tyson Foods, Inc.
06/02/2027	3.550%	950,000	942,016
Total			6,749,230
Health Care 1.2%
Becton Dickinson and Co.
06/06/2027	3.700%	1,000,000	994,285
Cigna Corp.
03/01/2027	3.400%	900,000	893,504
CVS Health Corp.
03/25/2028	4.300%	1,000,000	1,002,362
GE HealthCare Technologies, Inc.
11/15/2027	5.650%	925,000	951,896
HCA, Inc.
03/15/2027	3.125%	1,000,000	987,399
Total			4,829,446
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Healthcare Insurance 0.5%
Anthem, Inc.
03/01/2028	4.101%	1,000,000	1,000,493
UnitedHealth Group, Inc.
06/15/2028	4.400%	1,000,000	1,012,061
Total			2,012,554
Independent Energy 0.5%
Occidental Petroleum Corp.
08/01/2027	5.000%	1,000,000	1,018,294
Woodside Finance Ltd.(a)
03/15/2028	3.700%	1,000,000	987,712
Total			2,006,006
Integrated Energy 0.2%
BP Capital Markets PLC
09/19/2027	3.279%	1,000,000	990,563
Life Insurance 0.8%
Corebridge Global Funding(a)
08/20/2027	4.650%	1,000,000	1,009,926
Met Tower Global Funding(a)
06/20/2026	5.400%	925,000	931,708
Pricoa Global Funding I(a)
08/27/2027	4.400%	250,000	252,011
Principal Life Global Funding II(a)
11/17/2026	1.500%	1,000,000	977,066
Total			3,170,711
Midstream 1.7%
Enbridge, Inc.
11/15/2026	5.900%	950,000	964,881
Energy Transfer Operating LP
06/15/2028	4.950%	1,000,000	1,017,284
Enterprise Products Operating LLC
06/20/2028	4.300%	790,000	796,425
Kinder Morgan, Inc.
11/15/2026	1.750%	1,000,000	979,212
MPLX LP
03/15/2028	4.000%	325,000	323,994
Plains All American Pipeline LP/Finance Corp.
12/15/2026	4.500%	950,000	952,636
Western Gas Partners LP
07/01/2026	4.650%	900,000	900,587
The accompanying Notes to Consolidated Financial Statements are an integral part of this statement.
Columbia Commodity Strategy Fund  | 2025
7

Consolidated Portfolio of Investments (continued)
November 30, 2025 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Williams Companies, Inc. (The)
06/15/2027	3.750%	1,000,000	993,762
Total			6,928,781
Natural Gas 0.2%
NiSource, Inc.
03/30/2028	5.250%	900,000	923,342
Pharmaceuticals 1.4%
AbbVie, Inc.
03/15/2027	4.800%	1,000,000	1,010,995
Amgen, Inc.
02/21/2027	2.200%	950,000	929,540
AstraZeneca Finance LLC
05/28/2028	1.750%	850,000	809,440
Bristol Myers Squibb Co.
02/20/2028	3.900%	500,000	501,021
Gilead Sciences, Inc.
03/01/2026	3.650%	775,000	773,974
Pfizer, Inc.
11/15/2027	3.875%	1,050,000	1,052,084
Roche Holdings, Inc.(a)
05/15/2026	2.625%	482,000	478,843
Total			5,555,897
Property & Casualty 0.5%
Chubb INA Holdings, Inc.
05/03/2026	3.350%	1,000,000	996,558
Loews Corp.
04/01/2026	3.750%	1,050,000	1,048,187
Total			2,044,745
Railroads 0.3%
Norfolk Southern Corp.
06/15/2026	2.900%	525,000	521,828
Union Pacific Corp.
02/05/2027	2.150%	810,000	794,628
Total			1,316,456
Retailers 0.2%
Home Depot, Inc. (The)
06/25/2026	5.150%	975,000	981,561
Technology 1.0%
Broadcom Corp./Cayman Finance Ltd.
01/15/2028	3.500%	1,000,000	991,305
NXP BV/Funding LLC/USA, Inc.
06/01/2027	4.400%	1,000,000	1,003,783
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Oracle Corp.
11/15/2027	3.250%	1,000,000	979,597
Synopsys, Inc.
04/01/2027	4.550%	1,000,000	1,007,081
Total			3,981,766
Transportation Services 0.3%
ERAC USA Finance LLC(a)
05/01/2028	4.600%	1,000,000	1,014,238
Wireless 0.5%
American Tower Corp.
07/15/2027	3.550%	1,000,000	991,075
T-Mobile US, Inc.
04/15/2027	3.750%	1,000,000	995,496
Total			1,986,571
Wirelines 0.5%
AT&T, Inc.
03/25/2026	1.700%	1,000,000	992,193
Verizon Communications, Inc.
03/16/2027	4.125%	1,000,000	1,001,985
Total			1,994,178
Total Corporate Bonds & Notes (Cost $94,036,816)			94,480,331

Foreign Government Obligations(e) 0.5%

Canada 0.5%
Province of Ontario
01/21/2026	0.625%	1,000,000	995,169
Province of Quebec
04/20/2026	2.500%	1,000,000	994,398
Total			1,989,567
Total Foreign Government Obligations (Cost $1,986,632)			1,989,567

Residential Mortgage-Backed Securities - Non-Agency 4.9%

A&D Mortgage Trust(a),(d)
CMO Series 2023-NQM2 Class A1
05/25/2068	6.132%	700,298	700,943
BRAVO Residential Funding Trust(a),(c)
CMO Series 2025-HE1 Class A1
30-day Average SOFR + 1.350% 09/25/2072	5.548%	3,096,264	3,093,375
The accompanying Notes to Consolidated Financial Statements are an integral part of this statement.
8
Columbia Commodity Strategy Fund  | 2025

Consolidated Portfolio of Investments (continued)
November 30, 2025 (Unaudited)
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Connecticut Avenue Securities Trust(a),(c)
CMO Series 2022-R02 Class 2M1
30-day Average SOFR + 1.200% 01/25/2042	5.272%	91,015	91,066
CMO Series 2022-R05 Class 2M1
30-day Average SOFR + 1.900% 04/25/2042	5.972%	98,631	98,923
Homeward Opportunities Fund Trust(a),(d)
CMO Series 2025-RRTL2 Class A1
09/25/2040	5.237%	1,650,000	1,656,420
JP Morgan Mortgage Trust(a),(c)
CMO Series 2024-HE3 Class A1
30-day Average SOFR + 1.200% 02/25/2055	5.384%	559,164	559,162
PRET LLC(a),(d)
CMO Series 2024-NPL6 Class A1
10/25/2054	5.926%	499,021	499,177
CMO Series 2024-NPL7 Class A1
10/25/2054	5.925%	468,905	469,051
CMO Series 2024-NPL8 Class A1
11/25/2054	5.963%	788,934	789,415
CMO Series 2024-NPL9 Class A1
12/25/2054	5.851%	1,013,638	1,013,904
CMO Series 2025-NPL4 Class A1
04/25/2055	6.368%	177,127	177,793
CMO Series 2025-NPL7 Class A1
07/25/2055	5.657%	575,220	576,309
CMO Series 2025-NPL8 Class A1
08/25/2055	5.732%	1,107,274	1,109,871
Pretium Mortgage Credit Partners(a),(d)
Series 2025-NPL2 Class A1
03/25/2055	5.835%	1,467,536	1,467,839
PRPM LLC(a),(d)
CMO Series 2024-8 Class A1
12/25/2029	5.897%	870,263	870,546
RCO VIII Mortgage LLC(a),(d)
CMO Series 2025-3 Class A1
05/25/2030	6.435%	257,138	257,690
RCO X Mortgage LLC(a),(d)
CMO Series 2025-1 Class A1
01/25/2030	5.875%	622,079	622,242
Towd Point Mortgage Trust(a),(b)
CMO Series 2021-SJ2 Class A1A
12/25/2061	2.250%	327,946	319,075
VCAT LLC(a),(d)
CMO Series 2025-NPL1 Class A1
01/25/2055	5.877%	377,068	381,103
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2025-NPL2 Class A1
09/25/2054	5.977%	1,548,866	1,568,102
Verus Securitization Trust(a),(d)
CMO Series 2024-1 Class A1
01/25/2069	5.712%	2,518,846	2,535,337
Series 2025-10 Class A1FC
06/25/2070	5.017%	1,223,600	1,226,270
Total Residential Mortgage-Backed Securities - Non-Agency (Cost $20,045,672)			20,083,613

Treasury Bills 0.5%
Issuer	Yield	Principal Amount ($)	Value ($)
United States 0.5%
U.S. Treasury Bills
12/26/2025	3.900%	2,025,000	2,018,953
Total Treasury Bills (Cost $2,019,169)			2,018,953

U.S. Government & Agency Obligations 0.5%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Federal Farm Credit Banks Funding Corp.(c)
SOFR + 0.115% 02/10/2027	4.165%	225,000	225,009
Federal Farm Credit Banks Funding Corp.
08/27/2027	3.625%	1,150,000	1,151,170
Federal Home Loan Banks
03/12/2027	4.500%	350,000	353,680
Federal National Mortgage Association
09/24/2026	1.875%	275,000	271,117
Total U.S. Government & Agency Obligations (Cost $1,998,590)			2,000,976

Money Market Funds 37.3%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 4.061%(f),(g)	152,445,615	152,399,881
Total Money Market Funds (Cost $152,397,725)		152,399,881
Total Investments in Securities (Cost: $351,337,072)		352,038,808
Other Assets & Liabilities, Net		56,676,090
Net Assets		408,714,898
The accompanying Notes to Consolidated Financial Statements are an integral part of this statement.
Columbia Commodity Strategy Fund  | 2025
9

Consolidated Portfolio of Investments (continued)
November 30, 2025 (Unaudited)
At November 30, 2025, securities and/or cash totaling $27,383,722 were pledged as collateral.
Investments in derivatives
Long futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
Brent Crude	140	01/2026	USD	8,675,800	—	(348,979)
Brent Crude	75	03/2026	USD	4,623,750	—	(203,666)
Brent Crude	150	05/2026	USD	9,246,000	—	(351,989)
Brent Crude	75	07/2026	USD	4,620,750	—	(113,599)
Cocoa	21	03/2026	USD	1,155,840	—	(79,299)
Coffee	6	03/2026	USD	857,700	10,594	—
Coffee	22	03/2026	USD	3,144,900	—	(55,523)
Coffee	25	05/2026	USD	3,412,500	60,375	—
Coffee	21	07/2026	USD	2,752,706	67,977	—
Coffee	31	07/2026	USD	4,063,519	—	(31,705)
Copper	16	03/2026	USD	2,108,800	56,018	—
Copper	49	05/2026	USD	6,513,938	483,702	—
Copper	97	07/2026	USD	12,991,938	378,185	—
Corn	105	03/2026	USD	2,350,688	5,993	—
Corn	31	03/2026	USD	694,013	—	(1,742)
Corn	232	05/2026	USD	5,286,700	55,567	—
Corn	355	07/2026	USD	8,187,188	124,681	—
Corn	104	07/2026	USD	2,398,500	—	(4,104)
Cotton	40	03/2026	USD	1,294,200	—	(9,009)
Cotton	44	05/2026	USD	1,450,240	—	(56,468)
Cotton	87	07/2026	USD	2,912,760	—	(17,884)
Feeder Cattle	23	01/2026	USD	3,725,713	—	(292,852)
Gas Oil	102	01/2026	USD	6,831,450	198,397	—
Gas Oil	31	03/2026	USD	2,019,650	20,565	—
Gas Oil	32	05/2026	USD	2,033,600	—	(16,755)
Gas Oil	31	07/2026	USD	1,943,700	7,856	—
Gas Oil	33	07/2026	USD	2,069,100	—	(66,220)
Gold 100 oz.	27	02/2026	USD	11,488,230	1,206,893	—
Gold 100 oz.	39	04/2026	USD	16,710,720	1,734,415	—
Gold 100 oz.	78	06/2026	USD	33,656,220	1,968,290	—
Gold 100 oz.	39	08/2026	USD	16,943,550	359,502	—
Hard Red Winter Wheat	48	03/2026	USD	1,266,000	—	(26,692)
Hard Red Winter Wheat	13	05/2026	USD	350,350	3,843	—
Hard Red Winter Wheat	49	05/2026	USD	1,320,550	—	(28,070)
Hard Red Winter Wheat	122	07/2026	USD	3,361,100	—	(26,589)
Lead	36	01/2026	USD	1,766,943	—	(42,800)
Lead	14	03/2026	USD	695,223	—	(18,676)
Lead	13	05/2026	USD	651,381	—	(11,960)
Lead	27	07/2026	USD	1,363,669	—	(45,911)
Lean Hogs	178	02/2026	USD	5,767,200	—	(91,994)
Lean Hogs	37	04/2026	USD	1,256,520	—	(84,124)
Lean Hogs	66	06/2026	USD	2,554,200	—	(117,023)
Lean Hogs	26	07/2026	USD	1,017,380	9,811	—
Lean Hogs	6	07/2026	USD	234,780	—	(2,149)
Live Cattle	68	02/2026	USD	5,925,520	—	(163,520)
Live Cattle	34	04/2026	USD	2,985,880	—	(266,027)
Live Cattle	70	06/2026	USD	6,003,200	—	(552,482)
Live Cattle	22	08/2026	USD	1,859,220	530	—
Live Cattle	14	08/2026	USD	1,183,140	—	(16,600)
Natural Gas	206	12/2025	USD	9,991,000	922,080	—
Natural Gas	231	02/2026	USD	8,831,130	377,205	—
Natural Gas	235	04/2026	USD	8,739,650	381,203	—
Natural Gas	254	06/2026	USD	10,266,680	39,024	—
The accompanying Notes to Consolidated Financial Statements are an integral part of this statement.
10
Columbia Commodity Strategy Fund  | 2025

Consolidated Portfolio of Investments (continued)
November 30, 2025 (Unaudited)
Long futures contracts (continued)
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
Natural Gas	180	06/2026	USD	7,275,600	—	(42,599)
Nickel	5	01/2026	USD	442,486	—	(13,312)
Nickel	18	03/2026	USD	1,605,048	—	(67,388)
Nickel	18	05/2026	USD	1,618,008	—	(60,601)
Nickel	36	07/2026	USD	3,257,833	—	(87,190)
NY Harbor ULSD Heat Oil	61	12/2025	USD	5,900,542	175,856	—
NY Harbor ULSD Heat Oil	5	02/2026	USD	468,762	3,843	—
NY Harbor ULSD Heat Oil	12	02/2026	USD	1,125,029	—	(4,063)
NY Harbor ULSD Heat Oil	18	04/2026	USD	1,631,675	—	(24,776)
NY Harbor ULSD Heat Oil	36	06/2026	USD	3,226,003	—	(71,427)
Primary Aluminum	22	01/2026	USD	1,575,068	99,942	—
Primary Aluminum	47	03/2026	USD	3,377,056	269,347	—
Primary Aluminum	47	05/2026	USD	3,385,281	207,139	—
Primary Aluminum	94	07/2026	USD	6,781,724	97,331	—
RBOB Gasoline	105	12/2025	USD	8,032,815	140,997	—
RBOB Gasoline	18	02/2026	USD	1,388,394	—	(28,146)
RBOB Gasoline	16	04/2026	USD	1,366,579	—	(24,414)
RBOB Gasoline	18	06/2026	USD	1,509,278	5,061	—
RBOB Gasoline	15	06/2026	USD	1,257,732	—	(36,041)
Silver	15	03/2026	USD	4,287,225	444,878	—
Silver	29	05/2026	USD	8,350,115	1,496,672	—
Silver	57	07/2026	USD	16,529,145	1,829,448	—
Soybean	77	01/2026	USD	4,380,338	333,396	—
Soybean	86	03/2026	USD	4,927,800	435,880	—
Soybean	85	05/2026	USD	4,909,813	308,238	—
Soybean	170	07/2026	USD	9,889,750	395,138	—
Soybean Meal	126	01/2026	USD	4,015,620	427,542	—
Soybean Meal	82	03/2026	USD	2,658,440	238,753	—
Soybean Meal	81	05/2026	USD	2,669,760	209,319	—
Soybean Meal	160	07/2026	USD	5,356,800	281,426	—
Soybean Oil	32	01/2026	USD	999,360	4,060	—
Soybean Oil	64	01/2026	USD	1,998,720	—	(33,812)
Soybean Oil	1	03/2026	USD	31,530	1,010	—
Soybean Oil	97	03/2026	USD	3,058,410	—	(38,380)
Soybean Oil	97	05/2026	USD	3,075,288	58,410	—
Soybean Oil	194	07/2026	USD	6,161,052	148,927	—
Sugar #11	7	02/2026	USD	119,246	1,212	—
Sugar #11	105	02/2026	USD	1,788,696	—	(173,061)
Sugar #11	9	04/2026	USD	148,478	5,887	—
Sugar #11	127	04/2026	USD	2,095,195	—	(52,631)
Sugar #11	84	06/2026	USD	1,381,094	84,918	—
Sugar #11	190	06/2026	USD	3,123,904	—	(14,950)
Wheat	49	03/2026	USD	1,319,325	—	(26,963)
Wheat	22	05/2026	USD	601,425	7,404	—
Wheat	77	05/2026	USD	2,104,988	—	(41,378)
Wheat	65	07/2026	USD	1,803,750	21,363	—
Wheat	130	07/2026	USD	3,607,500	—	(89,044)
WTI Crude	20	12/2025	USD	1,171,000	2,955	—
WTI Crude	52	12/2025	USD	3,044,600	—	(42,024)
WTI Crude	69	02/2026	USD	4,008,210	—	(287,524)
WTI Crude	69	04/2026	USD	4,002,690	—	(245,806)
WTI Crude	137	06/2026	USD	7,961,070	—	(181,389)
Zinc	81	01/2026	USD	6,260,814	129,289	—
Zinc	23	03/2026	USD	1,756,780	122,139	—
Zinc	23	05/2026	USD	1,748,207	65,838	—
Zinc	46	07/2026	USD	3,485,489	15,581	—
Total					16,541,905	(4,831,330)

The accompanying Notes to Consolidated Financial Statements are an integral part of this statement.
Columbia Commodity Strategy Fund  | 2025
11

Consolidated Portfolio of Investments (continued)
November 30, 2025 (Unaudited)
Short futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
U.S. Treasury 2-Year Note	(209)	03/2026	USD	(43,651,610)	3,660	—
Notes to Consolidated Portfolio of Investments
(a)
Represents privately placed and other securities and instruments exempt from Securities and Exchange Commission registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. At November 30, 2025, the total value of these securities amounted to $83,061,686, which represents 20.32% of total net assets.

(b)
Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown was the current rate as of November 30, 2025.

(c)	Variable rate security. The interest rate shown was the current rate as of November 30, 2025.
(d)
Represents a variable rate security with a step coupon where the rate adjusts according to a schedule for a series of periods, typically lower for an initial period and then increasing to a higher coupon rate thereafter. The interest rate shown was the current rate as of November 30, 2025.

(e)	Principal and interest may not be guaranteed by a governmental entity.
(f)	The rate shown is the seven-day current annualized yield at November 30, 2025.
(g)
Under the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended November 30, 2025 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Realized gain (loss)($)	Dividends($)	End of period shares
Columbia Short-Term Cash Fund, 4.061%
	96,196,550	287,177,254	(230,981,025)	7,102	152,399,881	(6,269)	3,514,169	152,445,615
Abbreviation Legend
CMO	Collateralized Mortgage Obligation
SOFR	Secured Overnight Financing Rate
Currency Legend
USD	US Dollar
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
■
 Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date.  Valuation adjustments are not applied to Level 1 investments.
■
 Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
■
 Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
The accompanying Notes to Consolidated Financial Statements are an integral part of this statement.
12
Columbia Commodity Strategy Fund  | 2025

Consolidated Portfolio of Investments (continued)
November 30, 2025 (Unaudited)
Fair value measurements   (continued)
Investments falling into the Level 3 category, if any, are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
The Fund’s Board of Trustees (the Board) has designated the Investment Manager, through its Valuation Committee (the Committee), as valuation designee, responsible for determining the fair value of the assets of the Fund for which market quotations are not readily available using valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. Representatives of Columbia Management Investment Advisers, LLC report to the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
The following table is a summary of the inputs used to value the Fund’s investments at November 30, 2025:
	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Investments in Securities
Asset-Backed Securities - Non-Agency	—	64,921,366	—	64,921,366
Commercial Mortgage-Backed Securities - Non-Agency	—	14,144,121	—	14,144,121
Corporate Bonds & Notes	—	94,480,331	—	94,480,331
Foreign Government Obligations	—	1,989,567	—	1,989,567
Residential Mortgage-Backed Securities - Non-Agency	—	20,083,613	—	20,083,613
Treasury Bills	—	2,018,953	—	2,018,953
U.S. Government & Agency Obligations	—	2,000,976	—	2,000,976
Money Market Funds	152,399,881	—	—	152,399,881
Total Investments in Securities	152,399,881	199,638,927	—	352,038,808
Investments in Derivatives
Asset
Futures Contracts	16,545,565	—	—	16,545,565
Liability
Futures Contracts	(4,831,330)	—	—	(4,831,330)
Total	164,114,116	199,638,927	—	363,753,043
See the Consolidated Portfolio of Investments for all investment classifications not indicated in the table.
The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.
Derivative instruments are valued at unrealized appreciation (depreciation).
The accompanying Notes to Consolidated Financial Statements are an integral part of this statement.
Columbia Commodity Strategy Fund  | 2025
13

Consolidated Statement of Assets and Liabilities
November 30, 2025 (Unaudited)

Assets
Investments in securities, at value
Unaffiliated issuers (cost $198,939,347)	$199,638,927
Affiliated issuers (cost $152,397,725)	152,399,881
Cash	22,218,192
Margin deposits on:
Futures contracts	27,383,722
Receivable for:
Capital shares sold	87,533
Dividends	494,182
Interest	1,047,231
Foreign tax reclaims	1,425
Variation margin for futures contracts	6,202,971
Prepaid expenses	4,091
Other assets	5,274
Total assets	409,483,429
Liabilities
Payable for:
Capital shares redeemed	10,821
Variation margin for futures contracts	616,072
Management services fees	13,909
Distribution and/or service fees	186
Transfer agent fees	10,506
Compensation of chief compliance officer	38
Compensation of board members	1,418
Other expenses	33,473
Deferred compensation of board members	82,108
Total liabilities	768,531
Net assets applicable to outstanding capital stock	$408,714,898
Represented by
Paid in capital	643,827,269
Total distributable earnings (loss)	(235,112,371)
Total - representing net assets applicable to outstanding capital stock	$408,714,898
Class A
Net assets	$13,827,824
Shares outstanding	1,438,822
Net asset value per share	$9.61
Maximum sales charge	5.75%
Maximum offering price per share (calculated by dividing the net asset value per share by 1.0 minus the maximum sales charge for Class A shares)	$10.20
Institutional Class
Net assets	$37,987,286
Shares outstanding	3,734,891
Net asset value per share	$10.17
Institutional 2 Class
Net assets	$8,728,269
Shares outstanding	821,587
Net asset value per share	$10.62
Institutional 3 Class
Net assets	$348,171,519
Shares outstanding	32,075,353
Net asset value per share	$10.85
The accompanying Notes to Consolidated Financial Statements are an integral part of this statement.
14
Columbia Commodity Strategy Fund  | 2025

Consolidated Statement of Operations
Six Months Ended November 30, 2025 (Unaudited)

Net investment income
Income:
Dividends — affiliated issuers	$3,514,169
Interest	4,913,544
Interfund lending	554
Total income	8,428,267
Expenses:
Management services fees	1,275,722
Distribution and/or service fees
Class A	15,637
Transfer agent fees
Class A	14,032
Institutional Class	32,534
Institutional 2 Class	2,374
Institutional 3 Class	7,102
Custodian fees	7,177
Printing and postage fees	8,602
Registration fees	40,319
Accounting services fees	21,621
Legal fees	10,978
Compensation of chief compliance officer	38
Compensation of board members	7,162
Deferred compensation of board members	17,000
Other	8,950
Total expenses	1,469,248
Fees waived or expenses reimbursed by Investment Manager and its affiliates	(1,281)
Expense reduction	(20)
Total net expenses	1,467,947
Net investment income	6,960,320
Realized and unrealized gain (loss) — net
Net realized gain (loss) on:
Investments — unaffiliated issuers	179,060
Investments — affiliated issuers	(6,269)
Futures contracts	26,969,992
Net realized gain	27,142,783
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated issuers	409,265
Investments — affiliated issuers	7,102
Futures contracts	14,457,951
Net change in unrealized appreciation (depreciation)	14,874,318
Net realized and unrealized gain	42,017,101
Net increase in net assets resulting from operations	$48,977,421
The accompanying Notes to Consolidated Financial Statements are an integral part of this statement.
Columbia Commodity Strategy Fund  | 2025
15

Consolidated Statement of Changes in Net Assets

	Six Months Ended November 30, 2025 (Unaudited)	Year Ended May 31, 2025
Operations
Net investment income	$6,960,320	$11,049,909
Net realized gain (loss)	27,142,783	(3,359,888)
Net change in unrealized appreciation (depreciation)	14,874,318	(8,717,413)
Net increase (decrease) in net assets resulting from operations	48,977,421	(1,027,392)
Distributions to shareholders
Net investment income and net realized gains
Class A	—	(1,209,527)
Institutional Class	—	(1,442,580)
Institutional 2 Class	—	(598,434)
Institutional 3 Class	—	(23,741,236)
Total distributions to shareholders	—	(26,991,777)
Increase in net assets from capital stock activity	35,197,002	77,320,808
Total increase in net assets	84,174,423	49,301,639
Net assets at beginning of period	324,540,475	275,238,836
Net assets at end of period	$408,714,898	$324,540,475
The accompanying Notes to Consolidated Financial Statements are an integral part of this statement.
16
Columbia Commodity Strategy Fund  | 2025

Consolidated Statement of Changes in Net Assets  (continued)

	Six Months Ended		Year Ended
	November 30, 2025 (Unaudited)		May 31, 2025
	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity
Class A
Shares sold	203,963	1,875,849	251,301	2,222,186
Distributions reinvested	—	—	144,491	1,206,498
Shares redeemed	(176,812)	(1,600,422)	(898,987)	(7,928,629)
Net increase (decrease)	27,151	275,427	(503,195)	(4,499,945)
Advisor Class
Shares sold	—	—	394,893	3,776,548
Shares redeemed	—	—	(1,697,232)	(16,599,103)
Net decrease	—	—	(1,302,339)	(12,822,555)
Institutional Class
Shares sold	2,081,870	19,316,254	4,220,215	40,231,563
Distributions reinvested	—	—	163,350	1,440,748
Shares redeemed	(352,030)	(3,392,787)	(3,088,494)	(27,905,490)
Net increase	1,729,840	15,923,467	1,295,071	13,766,821
Institutional 2 Class
Shares sold	46,953	474,654	261,130	2,554,225
Distributions reinvested	—	—	65,112	598,374
Shares redeemed	(141,954)	(1,420,246)	(165,805)	(1,602,352)
Net increase (decrease)	(95,001)	(945,592)	160,437	1,550,247
Institutional 3 Class
Shares sold	13,848,337	139,652,186	28,788,082	286,774,814
Distributions reinvested	—	—	2,528,346	23,741,172
Shares redeemed	(11,431,304)	(119,708,486)	(24,005,445)	(231,189,746)
Net increase	2,417,033	19,943,700	7,310,983	79,326,240
Total net increase	4,079,023	35,197,002	6,960,957	77,320,808
The accompanying Notes to Consolidated Financial Statements are an integral part of this statement.
Columbia Commodity Strategy Fund  | 2025
17

Consolidated Financial Highlights
The following table is intended to help you understand the Fund’s financial performance. Certain information reflects financial results for a single share of a class held for the periods shown. Per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total return assumes reinvestment of all dividends and distributions, if any. Total return does not reflect payment of sales charges, if any. Total return and portfolio turnover are not annualized for periods of less than one year. The ratios of expenses and net investment income are annualized for periods of less than one year. The portfolio turnover rate is calculated without regard to purchase and sales transactions of short-term instruments and certain derivatives, if any. If such transactions were included, the Fund’s portfolio turnover rate may be higher. A zero balance may reflect an amount rounding to less than $0.01 or 0.01%.
	Net asset value, beginning of period	Net investment income (loss)	Net realized and unrealized gain (loss)	Total from investment operations	Distributions from net investment income	Total distributions to shareholders
Class A
Six Months Ended 11/30/2025 (Unaudited)	$8.55	0.14	0.92	1.06	—	—
Year Ended 5/31/2025	$9.23	0.32	(0.25)	0.07	(0.75)	(0.75)
Year Ended 5/31/2024	$8.47	0.34	0.79	1.13	(0.37)	(0.37)
Year Ended 5/31/2023	$21.90	0.21	(4.16)	(3.95)	(9.48)	(9.48)
Year Ended 5/31/2022	$20.69	(0.12)	7.43	7.31	(6.10)	(6.10)
Year Ended 5/31/2021(e)	$13.99	(0.18)	6.90	6.72	(0.02)	(0.02)
Institutional Class
Six Months Ended 11/30/2025 (Unaudited)	$9.04	0.16	0.97	1.13	—	—
Year Ended 5/31/2025	$9.71	0.36	(0.25)	0.11	(0.78)	(0.78)
Year Ended 5/31/2024	$8.89	0.38	0.84	1.22	(0.40)	(0.40)
Year Ended 5/31/2023	$22.47	0.24	(4.29)	(4.05)	(9.53)	(9.53)
Year Ended 5/31/2022	$21.05	(0.05)	7.59	7.54	(6.12)	(6.12)
Year Ended 5/31/2021(e)	$14.20	(0.15)	7.02	6.87	(0.02)	(0.02)
Institutional 2 Class
Six Months Ended 11/30/2025 (Unaudited)	$9.43	0.17	1.02	1.19	—	—
Year Ended 5/31/2025	$10.10	0.38	(0.26)	0.12	(0.79)	(0.79)
Year Ended 5/31/2024	$9.24	0.41	0.85	1.26	(0.40)	(0.40)
Year Ended 5/31/2023	$22.92	0.27	(4.40)	(4.13)	(9.55)	(9.55)
Year Ended 5/31/2022	$21.34	(0.07)	7.78	7.71	(6.13)	(6.13)
Year Ended 5/31/2021(e)	$14.40	(0.12)	7.08	6.96	(0.02)	(0.02)
The accompanying Notes to Consolidated Financial Statements are an integral part of this statement.
18
Columbia Commodity Strategy Fund  | 2025

Consolidated Financial Highlights (continued)

	Net asset value, end of period	Total return	Total gross expense ratio to average net assets(a)	Total net expense ratio to average net assets(a),(b)	Net investment income (loss) ratio to average net assets	Portfolio turnover	Net assets, end of period (000’s)
Class A
Six Months Ended 11/30/2025 (Unaudited)	$9.61	12.40%	1.16%	1.16% (c)	3.00%	42%	$13,828
Year Ended 5/31/2025	$8.55	1.00%	1.11%	1.11% (c)	3.58%	198%	$12,068
Year Ended 5/31/2024	$9.23	13.70%	1.13%	1.13% (c)	3.78%	117%	$17,666
Year Ended 5/31/2023	$8.47	(22.59% )	1.13%	1.13% (c)	1.62%	142%	$20,037
Year Ended 5/31/2022	$21.90	47.23%	1.12% (d)	1.12% (d)	(0.57% )	329%	$32,304
Year Ended 5/31/2021 (e)	$20.69	47.95%	1.14% (d)	1.14% (c),(d)	(1.03% )	0%	$2,739
Institutional Class
Six Months Ended 11/30/2025 (Unaudited)	$10.17	12.50%	0.91%	0.90% (c)	3.26%	42%	$37,987
Year Ended 5/31/2025	$9.04	1.33%	0.86%	0.86% (c)	3.84%	198%	$18,121
Year Ended 5/31/2024	$9.71	14.05%	0.88%	0.88% (c)	3.94%	117%	$6,891
Year Ended 5/31/2023	$8.89	(22.43% )	0.86%	0.86% (c)	1.55%	142%	$18,973
Year Ended 5/31/2022	$22.47	47.60%	0.86% (d)	0.86% (d)	(0.26% )	329%	$96,858
Year Ended 5/31/2021 (e)	$21.05	48.45%	0.90% (d)	0.90% (c),(d)	(0.82% )	0%	$1,380
Institutional 2 Class
Six Months Ended 11/30/2025 (Unaudited)	$10.62	12.62%	0.74%	0.74%	3.41%	42%	$8,728
Year Ended 5/31/2025	$9.43	1.37%	0.76%	0.76%	3.92%	198%	$8,644
Year Ended 5/31/2024	$10.10	14.05%	0.79%	0.79%	4.11%	117%	$7,636
Year Ended 5/31/2023	$9.24	(22.32% )	0.79%	0.79%	1.84%	142%	$8,576
Year Ended 5/31/2022	$22.92	47.79%	0.77% (d)	0.77% (d)	(0.34% )	329%	$17,431
Year Ended 5/31/2021 (e)	$21.34	48.41%	0.77% (d)	0.77% (d)	(0.68% )	0%	$19,305
The accompanying Notes to Consolidated Financial Statements are an integral part of this statement.
Columbia Commodity Strategy Fund  | 2025
19

Consolidated Financial Highlights (continued)

	Net asset value, beginning of period	Net investment income (loss)	Net realized and unrealized gain (loss)	Total from investment operations	Distributions from net investment income	Total distributions to shareholders
Institutional 3 Class
Six Months Ended 11/30/2025 (Unaudited)	$9.63	0.18	1.04	1.22	—	—
Year Ended 5/31/2025	$10.30	0.39	(0.27)	0.12	(0.79)	(0.79)
Year Ended 5/31/2024	$9.41	0.42	0.88	1.30	(0.41)	(0.41)
Year Ended 5/31/2023	$23.15	0.29	(4.47)	(4.18)	(9.56)	(9.56)
Year Ended 5/31/2022	$21.48	(0.07)	7.88	7.81	(6.14)	(6.14)
Year Ended 5/31/2021(e)	$14.48	(0.11)	7.14	7.03	(0.03)	(0.03)

Notes to Consolidated Financial Highlights
(a)
In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund’s reported expense ratios.

(b)	Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.
(c)	The benefits derived from expense reductions had an impact of less than 0.01%.
(d)	Ratios include interest on collateral expense. For the periods indicated below, if interest on collateral expense had been excluded, expenses would have been lower by:

Class	5/31/2022	5/31/2021
Class A	0.01%	0.02%
Institutional Class	0.01%	0.02%
Institutional 2 Class	0.01%	0.02%
Institutional 3 Class	0.01%	0.01%

(e)	Per share amounts have been adjusted on a retroactive basis to reflect a 4 to 1 reverse stock split completed after the close of business on September 11, 2020.
The accompanying Notes to Consolidated Financial Statements are an integral part of this statement.
20
Columbia Commodity Strategy Fund  | 2025

Consolidated Financial Highlights (continued)

	Net asset value, end of period	Total return	Total gross expense ratio to average net assets(a)	Total net expense ratio to average net assets(a),(b)	Net investment income (loss) ratio to average net assets	Portfolio turnover	Net assets, end of period (000’s)
Institutional 3 Class
Six Months Ended 11/30/2025 (Unaudited)	$10.85	12.67%	0.69%	0.69%	3.47%	42%	$348,172
Year Ended 5/31/2025	$9.63	1.39%	0.71%	0.71%	4.00%	198%	$285,708
Year Ended 5/31/2024	$10.30	14.19%	0.73%	0.73%	4.17%	117%	$230,123
Year Ended 5/31/2023	$9.41	(22.31% )	0.72%	0.72%	2.20%	142%	$192,744
Year Ended 5/31/2022	$23.15	47.94%	0.70% (d)	0.70% (d)	(0.32% )	329%	$251,323
Year Ended 5/31/2021 (e)	$21.48	48.57%	0.71% (d)	0.71% (d)	(0.61% )	0%	$398,386
The accompanying Notes to Consolidated Financial Statements are an integral part of this statement.
Columbia Commodity Strategy Fund  | 2025
21

Notes to Consolidated Financial Statements
November 30, 2025 (Unaudited)
Note 1. Organization
Columbia Commodity Strategy Fund (the Fund), a series of Columbia Funds Series Trust II (the Trust), is a diversified fund. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.
Basis for consolidation
CCFS Offshore Fund, Ltd. (the Subsidiary) is a Cayman Islands exempted company and wholly-owned subsidiary of the Fund. The Subsidiary acts as an investment vehicle in order to effect certain investment strategies consistent with the Fund’s investment objective and policies as stated in its current prospectus and statement of additional information. In accordance with the Memorandum and Articles of Association of the Subsidiary (the Articles), the Fund owns the sole issued share of the Subsidiary and retains all rights associated with such share, including the right to receive notice of, attend and vote at general meetings of the Subsidiary, rights in a winding-up or repayment of capital and the right to participate in the profits or assets of the Subsidiary. The consolidated financial statements (financial statements) include the accounts of the consolidated Fund and the respective Subsidiary. Subsequent references to the Fund within the Notes to Consolidated Financial Statements collectively refer to the Fund and the Subsidiary. All intercompany transactions and balances have been eliminated in the consolidation process.
At November 30, 2025, the Subsidiary financial statement information is as follows:
CCSF Offshore Fund, Ltd.
% of consolidated fund net assets	12.20%
Net assets	$49,875,594
Net investment income (loss)	320,981
Net realized gain (loss)	27,157,829
Net change in unrealized appreciation (depreciation)	14,409,711
The financial statements present the portfolio holdings, financial position and results of operations of the Fund and the Subsidiary on a consolidated basis.
Fund shares
The Trust may issue an unlimited number of shares (without par value). The Fund offers each of the share classes listed in the Consolidated Statement of Assets and Liabilities. Although all share classes generally have identical voting, dividend and liquidation rights, each share class votes separately when required by the Trust’s organizational documents or by law. Each share class has its own expense and sales charge structure. Different share classes may have different minimum initial investment amounts and pay different net investment income distribution amounts to the extent the expenses of distributing such share classes vary. Distributions to shareholders in a liquidation will be proportional to the net asset value of each share class.
As described in the Fund’s prospectus, Class A shares are offered to the general public for investment. Institutional Class, Institutional 2 Class and Institutional 3 Class shares are available for purchase through authorized investment professionals to omnibus retirement plans or to institutional investors and to certain other investors as also described in the Fund’s prospectus.
Note 2. Summary of significant accounting policies
Basis of preparation
The Fund is an investment company that applies the accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services - Investment Companies (ASC 946). The financial statements are prepared in accordance with U.S. generally accepted accounting principles (GAAP), which requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
22
Columbia Commodity Strategy Fund  | 2025

Notes to Consolidated Financial Statements (continued)
November 30, 2025 (Unaudited)
The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.
Segment reporting
The intent of FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures is to enable investors to better understand an entity’s overall performance and to assess its potential future cash flows through improved segment disclosures. The chief operating decision maker (CODM) for the Fund is Columbia Management Investment Advisers, LLC through its Investment Oversight Committee and Global Executive Group, which are responsible for assessing performance and making decisions about resource allocation. The CODM has determined that the Fund has a single operating segment because the CODM monitors the operating results of the Fund as a whole and the Fund’s long-term strategic asset allocation is pre-determined in accordance with the terms of its prospectus, based on a defined investment strategy which is executed by the Fund’s portfolio managers as a team. The financial information provided to and reviewed by the CODM is consistent with that presented within the Fund’s financial statements.
Security valuation
Debt securities generally are valued based on prices obtained from pricing services, which are intended to reflect market transactions for normal, institutional-size trading units of similar securities. The services may use various pricing techniques that take into account, as applicable, factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as approved independent broker-dealer quotes. Debt securities for which quotations are not readily available or not believed to be reflective of market value may also be valued based upon a bid quote from an approved independent broker-dealer. Debt securities maturing in 60 days or less are valued primarily at amortized market value, unless this method results in a valuation that management believes does not approximate fair value.
Asset- and mortgage-backed securities are generally valued by pricing services, which utilize pricing models that incorporate the securities’ cash flow and loan performance data. These models also take into account available market data, including trades, market quotations, and benchmark yield curves for identical or similar securities. Factors used to identify similar securities may include, but are not limited to, issuer, collateral type, vintage, prepayment speeds, collateral performance, credit ratings, credit enhancement and expected life. Asset-backed securities for which quotations are readily available may also be valued based upon an over-the-counter or exchange bid quote from an approved independent broker-dealer. Debt securities maturing in 60 days or less are valued primarily at amortized market value, unless this method results in a valuation that management believes does not approximate fair value.
Investments in open-end investment companies (other than exchange-traded funds (ETFs)), are valued at the latest net asset value reported by those companies as of the valuation time.
Futures and options on futures contracts are valued based upon the settlement price at the close of regular trading on their principal exchanges or, in the absence of a settlement price, at the mean of the latest quoted bid and ask prices.
Investments for which market quotations are not readily available, or that have quotations which management believes are not reflective of market value or reliable, are valued at fair value as determined in good faith under procedures approved by the Board of Trustees. If a security or class of securities (such as foreign securities) is valued at fair value, such value is likely to be different from the quoted or published price for the security, if available.
The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine fair value.
GAAP requires disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category. This information is disclosed following the Fund’s Consolidated Portfolio of Investments.
Columbia Commodity Strategy Fund  | 2025
23

Notes to Consolidated Financial Statements (continued)
November 30, 2025 (Unaudited)
Derivative instruments
The Fund invests in certain derivative instruments, as detailed below, in seeking to meet its investment objectives. Derivatives are instruments whose values depend on, or are derived from, in whole or in part, the value of one or more securities, currencies, commodities, indices, or other assets or instruments. Derivatives may be used to increase investment flexibility (including to maintain cash reserves while maintaining desired exposure to certain assets), for risk management (hedging) purposes, to facilitate trading, to reduce transaction costs and to pursue higher investment returns. The Fund may also use derivative instruments to mitigate certain investment risks, such as foreign currency exchange rate risk, interest rate risk and credit risk. Derivatives may involve various risks, including the potential inability of the counterparty to fulfill its obligations under the terms of the contract, the potential for an illiquid secondary market (making it difficult for the Fund to sell or terminate, including at favorable prices) and the potential for market movements which may expose the Fund to gains or losses in excess of the amount shown in the Consolidated Statement of Assets and Liabilities. The notional exposure of a financial instrument is the nominal or face amount that is used to calculate payments made on that instrument and/or changes in value for the instrument. The notional exposure is a hypothetical underlying quantity upon which payment obligations are computed. Notional exposures provide a gauge for how the Fund may behave given changes in the underlying rate, asset or reference instrument and individual markets. The notional amounts of derivative instruments, if applicable, are not recorded in the financial statements.
A derivative instrument may suffer a marked-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform its obligations under the contract. The Fund’s risk of loss from counterparty credit risk on over-the-counter derivatives is generally expected to be limited to the aggregate unrealized gain netted against any collateral held by the Fund and the amount of any variation margin held by the counterparty, plus any replacement costs or related amounts. With exchange-traded or centrally cleared derivatives, there is reduced counterparty credit risk to the Fund since the clearinghouse or central counterparty provides some protection in the case of clearing member default. The clearinghouse or central counterparty stands between the buyer and the seller of the contract; therefore, failure of the clearinghouse or central counterparty may pose additional counterparty credit risk. However, credit risk still exists in exchange-traded or centrally cleared derivatives with respect to initial and variation margin that is held in a broker’s customer account. While clearing brokers are required to segregate customer margin from their own assets, in the event that a clearing broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the clearing broker for all its clients and such shortfall is remedied by the central counterparty or otherwise, U.S. bankruptcy laws will typically allocate that shortfall on a pro-rata basis across all the clearing broker’s customers (including the Fund), potentially resulting in losses to the Fund.
In order to better define its contractual rights and to secure rights that will help the Fund mitigate its counterparty risk in respect of over-the-counter derivatives, the Fund may enter into an International Swaps and Derivatives Association, Inc. Master Agreement (ISDA Master Agreement) or similar agreement with its derivatives counterparties. An ISDA Master Agreement is an agreement between the Fund and a counterparty that governs over-the-counter derivatives and foreign exchange forward contracts and contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, the Fund may, under certain circumstances, offset with the counterparty certain derivative instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default (close-out netting), including the bankruptcy or insolvency of the counterparty. Note, however, that bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset or netting in bankruptcy, insolvency or other events.
Collateral (margin) requirements differ by type of derivative. Margin requirements are established by the clearinghouse or central counterparty for exchange-traded and centrally cleared derivatives. Brokers can ask for margin in excess of the minimum in certain circumstances. Collateral terms for most over-the-counter derivatives are subject to regulatory requirements to exchange variation margin with trading counterparties and may have contract specific margin terms as well. For over-the-counter derivatives traded under an ISDA Master Agreement, the collateral requirements are typically calculated by netting the marked-to-market amount for each transaction under such agreement and comparing that amount to the value of any variation margin currently pledged by the Fund and/or the counterparty. Generally, the amount of collateral due from or to a party has to exceed a minimum transfer amount threshold (e.g., $250,000) before a transfer has
24
Columbia Commodity Strategy Fund  | 2025

Notes to Consolidated Financial Statements (continued)
November 30, 2025 (Unaudited)
to be made. To the extent amounts due to the Fund from its counterparties are not fully collateralized, contractually or otherwise, the Fund bears the risk of loss from counterparty nonperformance. The Fund may also pay interest expense on cash collateral received from the broker or receive interest income on cash collateral pledged to the broker. The Fund attempts to mitigate counterparty risk by only entering into agreements with counterparties that it believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties.
Certain ISDA Master Agreements allow counterparties of over-the-counter derivatives transactions to terminate derivatives contracts prior to maturity in the event the Fund’s net asset value declines by a stated percentage over a specified time period or if the Fund fails to meet certain terms of the ISDA Master Agreement, which would cause the Fund to accelerate payment of any net liability owed to the counterparty.  The Fund also has termination rights if the counterparty fails to meet certain terms of the ISDA Master Agreement.  In determining whether to exercise such termination rights, the Fund would consider, in addition to counterparty credit risk, whether termination would result in a net liability owed from the counterparty.
For financial reporting purposes, the Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Consolidated Statement of Assets and Liabilities.
Futures contracts
Futures contracts are exchange-traded and represent commitments for the future purchase or sale of an asset at a specified price on a specified date. The Fund bought and sold futures contracts to manage the duration and yield curve exposure of the Fund versus the benchmark, to manage exposure to movements in interest rates and to maintain exposure to the commodities market. These instruments may be used for other purposes in future periods. Upon entering into futures contracts, the Fund bears risks that it may not achieve the anticipated benefits of the futures contracts and may realize a loss. Additional risks include counterparty credit risk, the possibility of an illiquid market, and that a change in the value of the contract or option may not correlate with changes in the value of the underlying asset.
Upon entering into a futures contract, the Fund deposits cash or securities with the broker, known as a futures commission merchant (FCM), in an amount sufficient to meet the initial margin requirement. The initial margin deposit must be maintained at an established level over the life of the contract. Cash deposited as initial margin is recorded in the Consolidated Statement of Assets and Liabilities as margin deposits. Securities deposited as initial margin are designated in the Consolidated Portfolio of Investments. Subsequent payments (variation margin) are made or received by the Fund each day. The variation margin payments are equal to the daily change in the contract value and are recorded as variation margin receivable or payable and are offset in unrealized gains or losses. The Fund generally expects to earn interest income on its margin deposits. The Fund recognizes a realized gain or loss when the contract is closed or expires. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed in the Consolidated Statement of Assets and Liabilities.
Effects of derivative transactions in the financial statements
The following tables are intended to provide additional information about the effect of derivatives on the financial statements of the Fund, including: the fair value of derivatives by risk category and the location of those fair values in the Consolidated Statement of Assets and Liabilities; and the impact of derivative transactions over the period in the Consolidated Statement of Operations, including realized and unrealized gains (losses). The derivative instrument schedules following the Consolidated Portfolio of Investments present additional information regarding derivative instruments outstanding at the end of the period, if any.
Columbia Commodity Strategy Fund  | 2025
25

Notes to Consolidated Financial Statements (continued)
November 30, 2025 (Unaudited)
The following table is a summary of the fair value of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) at November 30, 2025:
Asset derivatives
Risk exposure category	Consolidated statement of assets and liabilities location	Fair value ($)
Interest rate risk	Component of total distributable earnings (loss) — unrealized appreciation on futures contracts	3,660 *
Commodity-related investment risk	Component of total distributable earnings (loss) — unrealized appreciation on futures contracts	16,541,905 *
Total		16,545,565

Liability derivatives
Risk exposure category	Consolidated statement of assets and liabilities location	Fair value ($)
Commodity-related investment risk	Component of total distributable earnings (loss) — unrealized depreciation on futures contracts	4,831,330 *

*
Includes cumulative appreciation (depreciation) as reported in the tables following the Consolidated Portfolio of Investments. Only the current day’s variation margin for futures and centrally cleared swaps, if any, is reported in receivables or payables in the Consolidated Statement of Assets and Liabilities.

The following table indicates the effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in the Consolidated Statement of Operations for the six months ended November 30, 2025:
Amount of realized gain (loss) on derivatives recognized in income
Risk exposure category	Futures contracts ($)
Commodity-related investment risk	27,158,572
Interest rate risk	(188,580)
Total	26,969,992

Change in unrealized appreciation (depreciation) on derivatives recognized in income
Risk exposure category	Futures contracts ($)
Commodity-related investment risk	14,409,709
Interest rate risk	48,242
Total	14,457,951
The following table is a summary of the average daily outstanding volume by derivative instrument for the six months ended November 30, 2025:
Derivative instrument	Average notional amounts ($)
Futures contracts — long	444,432,587
Futures contracts — short	48,242,381
Asset- and mortgage-backed securities
The Fund may invest in asset-backed and mortgage-backed securities. The maturity dates shown represent the original maturity of the underlying obligation. Actual maturity may vary based upon prepayment activity on these obligations. All, or a portion, of the obligation may be prepaid at any time because the underlying asset may be prepaid. As a result, decreasing market interest rates could result in an increased level of prepayment. An increased prepayment rate will have the effect of shortening the maturity of the security. Unless otherwise noted, the coupon rates presented are fixed rates.
26
Columbia Commodity Strategy Fund  | 2025

Notes to Consolidated Financial Statements (continued)
November 30, 2025 (Unaudited)
Security transactions
Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.
Income recognition
Interest income is recorded on an accrual basis. Market premiums and discounts, including original issue discounts, are amortized and accreted, respectively, over the expected life of the security on all debt securities, unless otherwise noted. The Fund classifies gains and losses realized on prepayments received on mortgage-backed securities as adjustments to interest income.
The Fund may place a debt security on non-accrual status and reduce related interest income when it becomes probable that the interest will not be collected and the amount of uncollectible interest can be reasonably estimated. The Fund may also adjust accrual rates when it becomes probable the full interest will not be collected and a partial payment will be received. A defaulted debt security is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.
Dividend income is recorded on the ex-dividend date.
Expenses
General expenses of the Trust are allocated to the Fund and other funds of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the Fund are charged to the Fund. Expenses directly attributable to a specific class of shares are charged to that share class.
Determination of class net asset value
All income, expenses (other than class-specific expenses, which are charged to that share class, as shown in the Consolidated Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of the Fund on a daily basis, based on the relative net assets of each class, for purposes of determining the net asset value of each class.
Federal income tax status
The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of its investment company taxable income and net capital gain, if any, for its tax year, and as such will not be subject to federal income taxes. In addition, the Fund intends to distribute in each calendar year substantially all of its ordinary income, capital gain net income and certain other amounts, if any, such that the Fund should not be subject to federal excise tax. Therefore, no federal income or excise tax provision is recorded.
Foreign taxes
The Fund may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries, as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.
Realized gains in certain countries may be subject to foreign taxes at the Fund level, based on statutory rates. The Fund accrues for such foreign taxes on realized and unrealized gains at the appropriate rate for each jurisdiction, as applicable. The amount, if any, is disclosed as a liability in the Consolidated Statement of Assets and Liabilities.
Distributions to shareholders
Distributions from net investment income, if any, are declared and paid annually. Net realized capital gains, if any, are distributed at least annually. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.
Columbia Commodity Strategy Fund  | 2025
27

Notes to Consolidated Financial Statements (continued)
November 30, 2025 (Unaudited)
Guarantees and indemnifications
Under the Trust’s organizational documents and, in some cases, by contract, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust or its funds. In addition, certain of the Fund’s contracts with its service providers contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined, and the Fund has no historical basis for predicting the likelihood of any such claims.
Recent accounting pronouncements and regulatory updates
Accounting Standards Update 2023-09 Income Taxes (Topic 740)
In December 2023, the FASB issued Accounting Standards Update No. 2023-09 Income Taxes (Topic 740) Improvements to Income Tax Disclosures. The amendments were issued to enhance the transparency and decision usefulness of income tax disclosures primarily related to rate reconciliation and income taxes paid information. The amendments are effective for annual periods beginning after December 15, 2024, with early adoption permitted. Management expects that the adoption of the amendments will not have a material impact on its financial statements.
Note 3. Fees and other transactions with affiliates
Management services fees
The Fund has entered into a Management Agreement with Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial). Under the Management Agreement, the Investment Manager provides the Fund with investment research and advice and is responsible for administrative and accounting services. The management services fee is an annual fee that is equal to a percentage of the Fund’s daily net assets that declines from 0.63% to 0.49% as the Fund’s net assets increase. The annualized effective management services fee rate for the six months ended November 30, 2025 was 0.63% of the Fund’s average daily net assets.
Compensation of Board members
Members of the Board of Trustees who are not officers or employees of the Investment Manager or Ameriprise Financial are compensated for their services to the Fund as disclosed in the Consolidated Statement of Operations. Under a Deferred Compensation Plan (the Deferred Plan), these members of the Board of Trustees may elect to defer payment of up to 100% of their compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of certain funds managed by the Investment Manager. The Fund’s liability for these amounts is adjusted for market value changes and remains in the Fund until distributed in accordance with the Deferred Plan. All amounts payable under the Deferred Plan constitute a general unsecured obligation of the Fund. The expense for the Deferred Plan, which includes Trustees’ fees deferred during the current period as well as any gains or losses on the Trustees’ deferred compensation balances as a result of market fluctuations, is included in "Deferred compensation of board members" in the Consolidated Statement of Operations.
Compensation of Chief Compliance Officer
The Board of Trustees has appointed a Chief Compliance Officer for the Fund in accordance with federal securities regulations. As disclosed in the Consolidated Statement of Operations, a portion of the Chief Compliance Officer’s total compensation is allocated to the Fund, along with other allocations to affiliated registered investment companies managed by the Investment Manager and its affiliates, based on relative net assets.
28
Columbia Commodity Strategy Fund  | 2025

Notes to Consolidated Financial Statements (continued)
November 30, 2025 (Unaudited)
Transfer agency fees
Under a Transfer and Dividend Disbursing Agent Agreement, Columbia Management Investment Services Corp. (the Transfer Agent), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, is responsible for providing transfer agency services to the Fund. The Transfer Agent has contracted with SS&C GIDS, Inc. (SS&C GIDS) to serve as sub-transfer agent. The Transfer Agent pays the fees of SS&C GIDS for services as sub-transfer agent and SS&C GIDS is not entitled to reimbursement for such fees from the Fund (with the exception of out-of-pocket fees).
The Fund pays the Transfer Agent a monthly transfer agency fee based on the number or the average value of accounts, depending on the type of account. In addition, the Fund pays the Transfer Agent a fee for shareholder services based on the number of accounts or on a percentage of the average aggregate value of the Fund’s shares maintained in omnibus accounts up to the lesser of the amount charged by the financial intermediary or a cap established by the Board of Trustees from time to time.
The Transfer Agent also receives compensation from the Fund for various shareholder services and reimbursements for certain out-of-pocket fees. Total transfer agency fees for Institutional 2 Class and Institutional 3 Class shares are subject to an annual limitation of not more than 0.07% and 0.02%, respectively, of the average daily net assets attributable to each share class.
For the six months ended November 30, 2025, the Fund’s annualized effective transfer agency fee rates as a percentage of average daily net assets of each class were as follows:
Effective rate (%)
Class A	0.22
Institutional Class	0.22
Institutional 2 Class	0.05
Institutional 3 Class	0.00
An annual minimum account balance fee of $20 may apply to certain accounts with a value below the applicable share class’s initial minimum investment requirements to reduce the impact of small accounts on transfer agency fees. These minimum account balance fees are remitted to the Fund and recorded as part of expense reductions in the Consolidated Statement of Operations. For the six months ended November 30, 2025, these minimum account balance fees reduced total expenses of the Fund by $20.
Distribution and service fees
The Fund has entered into an agreement with Columbia Management Investment Distributors, Inc. (the Distributor), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, for distribution and shareholder services. Under a Plan and Agreement of Distribution, the Fund pays a fee at the maximum annual rate of up to 0.25% of the Fund’s average daily net assets attributable to Class A shares.
Sales charges
Sales charges, including front-end charges and contingent deferred sales charges (CDSCs), received by the Distributor for distributing Fund shares for the six months ended November 30, 2025, if any, are listed below:
	Front End (%)	CDSC (%)	Amount ($)
Class A	5.75	0.50 - 1.00 (a)	9,884

(a)
This charge is imposed on certain investments of between $1 million and $50 million redeemed within 18 months after purchase, as follows: 1.00% if redeemed within 12 months after purchase, and 0.50% if redeemed more than 12, but less than 18, months after purchase, with certain limited exceptions.

The Fund’s other share classes are not subject to sales charges.
Columbia Commodity Strategy Fund  | 2025
29

Notes to Consolidated Financial Statements (continued)
November 30, 2025 (Unaudited)
Expenses waived/reimbursed by the Investment Manager and its affiliates
The Investment Manager and certain of its affiliates have contractually agreed to waive fees and/or reimburse expenses (excluding certain fees and expenses described below) for the period(s) disclosed below, unless sooner terminated at the sole discretion of the Board of Trustees, so that the Fund’s net operating expenses, after giving effect to fees waived/expenses reimbursed and any balance credits and/or overdraft charges from the Fund’s custodian, do not exceed the following annual rate(s) as a percentage of the classes’ average daily net assets:
	Contractual expense cap October 1, 2025 through September 30, 2026 (%)	Voluntary expense cap August 1, 2025 through September 30, 2025 (%)	Contractual expense cap prior to August 1, 2025 (%)
Class A	1.15	1.15	1.17
Institutional Class	0.90	0.90	0.92
Institutional 2 Class	0.76	0.76	0.83
Institutional 3 Class	0.71	0.71	0.78
Under the agreement governing these fee waivers and/or expense reimbursement arrangements, the following fees and expenses are excluded from the waiver/reimbursement commitment, and therefore will be paid by the Fund, if applicable: taxes (including foreign transaction taxes), expenses associated with investments in affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange-traded funds), transaction costs and brokerage commissions, costs related to any securities lending program, dividend expenses associated with securities sold short, inverse floater program fees and expenses, transaction charges and interest on borrowed money, interest, costs associated with shareholder meetings, infrequent and/or unusual expenses and any other expenses the exclusion of which is specifically approved by the Board of Trustees. This agreement may be modified or amended only with approval from the Investment Manager, certain of its affiliates and the Fund. Any fees waived and/or expenses reimbursed under the expense reimbursement arrangements described above are not recoverable by the Investment Manager or its affiliates in future periods.
Note 4. Federal tax information
The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP because of temporary or permanent book to tax differences.
At November 30, 2025, the approximate cost of all investments for federal income tax purposes and the aggregate gross approximate unrealized appreciation and depreciation based on that cost was:
Federal tax cost ($)	Gross unrealized appreciation ($)	Gross unrealized (depreciation) ($)	Net unrealized appreciation ($)
351,337,000	17,287,000	(4,871,000)	12,416,000
Tax cost of investments and unrealized appreciation/(depreciation) may also include timing differences that do not constitute adjustments to tax basis.
The following capital loss carryforwards, determined at May 31, 2025, may be available to reduce future net realized gains on investments, if any, to the extent permitted by the Internal Revenue Code.
No expiration short-term ($)	No expiration long-term ($)	Total ($)
(1,148,208)	(488,317)	(1,636,525)
Management of the Fund has concluded that there are no significant uncertain tax positions in the Fund that would require recognition in the financial statements. However, management’s conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). Generally, the Fund’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.
30
Columbia Commodity Strategy Fund  | 2025

Notes to Consolidated Financial Statements (continued)
November 30, 2025 (Unaudited)
Note 5. Portfolio information
The cost of purchases and proceeds from sales of securities, excluding short-term investments and derivatives, if any, aggregated to $148,288,691 and $77,204,439, respectively, for the six months ended November 30, 2025, of which $2,494,583 and $1,799,871, respectively, were U.S. government securities. The amount of purchase and sale activity impacts the portfolio turnover rate reported in the Consolidated Financial Highlights.
Note 6. Affiliated money market fund
The Fund invests significantly in Columbia Short-Term Cash Fund, an affiliated money market fund established for the exclusive use by the Fund and other affiliated funds (the Affiliated MMF). The income earned by the Fund from such investments is included as Dividends - affiliated issuers in the Consolidated Statement of Operations. As an investing fund, the Fund indirectly bears its proportionate share of the expenses of the Affiliated MMF. The Affiliated MMF prices its shares with a floating net asset value. The Securities and Exchange Commission has adopted amendments to money market fund rules requiring institutional prime money market funds like the Affiliated MMF to be subject to a discretionary liquidity fee of up to 2% if the imposition of such a fee is determined to be in the best interest of the Affiliated MMF and to a mandatory liquidity fee if daily net redemptions exceed 5% of net assets.
Note 7. Interfund lending
Pursuant to an exemptive order granted by the Securities and Exchange Commission, the Fund participates in a program (the Interfund Program) allowing each participating Columbia Fund (each, a Participating Fund) to lend money directly to and, except for closed-end funds and money market funds, borrow money directly from other Participating Funds for temporary purposes. The amounts eligible for borrowing and lending under the Interfund Program are subject to certain restrictions.
Interfund loans are subject to the risk that the borrowing fund could be unable to repay the loan when due, and a delay in repayment to the lending fund could result in lost opportunities and/or additional lending costs. The exemptive order is subject to conditions intended to mitigate conflicts of interest arising from the Investment Manager’s relationship with each Participating Fund.
The Fund’s activity in the Interfund Program during the six months ended November 30, 2025 was as follows:
Borrower or lender	Average loan balance ($)	Weighted average interest rate (%)	Number of days with outstanding loans
Lender	2,000,000	5.01	2
Interest income earned by the Fund is recorded as Interfund lending in the Consolidated Statement of Operations. The Fund had no outstanding interfund loans at November 30, 2025.
Note 8. Line of credit
The Fund has access to a revolving credit facility with a syndicate of banks led by JPMorgan Chase Bank, N.A., Citibank, N.A. and Wells Fargo Bank, N.A. whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. Pursuant to an October 23, 2025 amendment and restatement, the credit facility, which is an agreement between the Fund and certain other funds managed by the Investment Manager or an affiliated investment manager, severally and not jointly, permits aggregate borrowings up to $750 million. Interest is currently charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the federal funds effective rate, (ii) the secured overnight financing rate plus 0.10% and (iii) the overnight bank funding rate, plus 1.00% in each case. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. The Fund also pays a commitment fee equal to its pro rata share of the unused amount of the credit facility at a rate of 0.15% per annum. The commitment fee is included in other expenses in the Consolidated Statement of Operations. This agreement expires annually in October unless extended or renewed. Prior to the October 23, 2025 amendment and restatement, the Fund had access to a revolving credit facility with a syndicate of banks led by JPMorgan Chase Bank, N.A., Citibank, N.A. and Wells Fargo Bank, N.A. which permitted
Columbia Commodity Strategy Fund  | 2025
31

Notes to Consolidated Financial Statements (continued)
November 30, 2025 (Unaudited)
collective borrowings up to $900 million. Interest was charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the federal funds effective rate, (ii) the secured overnight financing rate plus 0.10% and (iii) the overnight bank funding rate, plus 1.00% in each case.
The Fund had no borrowings during the six months ended November 30, 2025.
Note 9. Risks and uncertainties
An investment in the Fund involves risks, including market risk and concentration risk, among others. The value of the Fund’s holdings and the Fund’s net asset value may go down. These declines may be due to factors affecting a particular issuer, or the result of, among other things, political, regulatory, market, economic or social developments affecting the relevant market(s) more generally.
Global economies and financial markets are increasingly interconnected, and conditions and events in one country, region or financial market may adversely impact issuers in a different country, region or financial market. These risks may be magnified if certain events or developments adversely interrupt the global supply chain; in these and other circumstances, such risks might affect companies worldwide. As a result, local, regional or global events such as terrorism, war, other conflicts, natural disasters, disease/virus outbreaks and epidemics or other public health issues, recessions, depressions or other events – or the potential for such events – could have a significant negative impact on global economic and market conditions.
To the extent that the Fund concentrates its investment in particular issuers, countries, geographic regions, industries or sectors, the Fund may be subject to greater risks of adverse developments in such areas of focus than a fund that invests in a wider variety of issuers, countries, geographic regions, industries, sectors or investments.
Additional risk factors of the Fund are described more fully in the Fund’s Prospectus and Statement of Additional Information.
Shareholder concentration risk
At November 30, 2025, affiliated shareholders of record owned 72.7% of the outstanding shares of the Fund in one or more accounts. Fund shares sold to or redeemed by concentrated accounts may have a significant effect on the operations of the Fund. In the case of a large redemption, the Fund may be forced to sell investments at inopportune times, including its liquid positions, which may result in Fund losses and the Fund holding a higher percentage of less liquid positions. Large redemptions could result in decreased economies of scale and increased operating expenses for non-redeeming Fund shareholders.
Note 10. Subsequent events
Management has evaluated the events and transactions that have occurred through the date the financial statements were issued and noted no items requiring adjustment of the financial statements or additional disclosure.
Note 11. Information regarding pending and settled legal proceedings
Ameriprise Financial and certain of its affiliates are involved, in the normal course of business, in legal proceedings that include regulatory inquiries, arbitration and litigation (including class actions) concerning matters arising in connection with the conduct of their activities as part of a diversified financial services firm. Ameriprise Financial believes that the Fund is not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund. Ameriprise Financial is required to make quarterly (10-Q), annual (10-K) and, as necessary, 8-K filings with the Securities and Exchange Commission (SEC) on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.
32
Columbia Commodity Strategy Fund  | 2025

Notes to Consolidated Financial Statements (continued)
November 30, 2025 (Unaudited)
There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased Fund redemptions, reduced sale of Fund shares or other adverse consequences to the Fund. Further, although we believe proceedings are not likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund, these proceedings are subject to uncertainties and, as such, it is inherently difficult to determine whether any loss is probable or even reasonably possible, or to reasonably estimate the amount of any loss that may result from such matters. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief, and may lead to further claims, examinations, adverse publicity or reputational damage, each of which could have a material adverse effect on the consolidated financial condition or results of operations or financial condition of Ameriprise Financial or one or more of its affiliates that provide services to the Fund.
Columbia Commodity Strategy Fund  | 2025
33

 Approval of Management Agreement
(Unaudited)
Columbia Management Investment Advisers, LLC (the Investment Manager, and together with its domestic and global affiliates, Columbia Threadneedle Investments), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial), serves as the investment manager to Columbia Commodity Strategy Fund (the Fund). Under a management agreement (the Management Agreement), the Investment Manager provides investment advice and other services to the Fund and other funds distributed by Columbia Management Investment Distributors, Inc. (collectively, the Funds).
On an annual basis, the Fund’s Board of Trustees (the Board), including the independent Board members (the Independent Trustees), considers renewal of the Management Agreement.  The Investment Manager prepared detailed reports for the Board and its Contracts Committee (including its Contracts Subcommittee) in March, April and June 2025, including reports providing the results of analyses performed by a third-party data provider, Broadridge Financial Solutions, Inc. (Broadridge), and comprehensive responses by the Investment Manager to written requests for information by independent legal counsel to the Independent Trustees (Independent Legal Counsel), to assist the Board in making this determination.  In addition, throughout the year, the Board (or its committees or subcommittees) regularly meets with portfolio management teams and senior management personnel and reviews information prepared by the Investment Manager addressing the services the Investment Manager provides and Fund performance.  The Board also accords appropriate weight to the work, deliberations and conclusions of the various committees (including their subcommittees), such as the Contracts Committee, the Investment Review Committee, the Audit Committee and the Compliance Committee in determining whether to continue the Management Agreement.
The Board, at its June 26, 2025 Board meeting (the June Meeting), considered the renewal of the Management Agreement for an additional one-year term.  At the June Meeting, Independent Legal Counsel reviewed with the Independent Trustees various factors relevant to the Board’s consideration of advisory agreements and the Board’s legal responsibilities related to such consideration.  The Independent Trustees considered such information as they, their legal counsel or the Investment Manager believed reasonably necessary to evaluate and to approve the continuation of the Management Agreement. Among other things, the information and factors considered included the following:
•
Information on the investment performance of the Fund relative to the performance of a group of mutual funds determined to be comparable to the Fund by Broadridge, as well as performance relative to one or more benchmarks;
•
Information on the Fund’s management fees and total expenses, including information comparing the Fund’s expenses to those of a group of comparable mutual funds, as determined by Broadridge;
•
The Investment Manager’s agreement to contractually limit or cap total operating expenses for the Fund so that total operating expenses (excluding certain fees and expenses, such as transaction costs and certain other investment related expenses, interest, taxes, acquired fund fees and expenses and infrequent and/or unusual expenses) would not exceed a specified annual rate, as a percentage of the Fund’s net assets;
•
Terms of the Management Agreement;
•
Descriptions of other agreements and arrangements with affiliates of the Investment Manager relating to the operations of the Fund, including agreements with respect to the provision of transfer agency and shareholder services to the Fund;
•
Descriptions of various services performed by the Investment Manager under the Management Agreement, including portfolio management and portfolio trading practices;
•
Information regarding any recently negotiated management fees of similarly-managed portfolios of other institutional clients of the Investment Manager;
•
Information regarding the resources of the Investment Manager, including information regarding senior management, portfolio managers and other personnel;
•
Information regarding the capabilities of the Investment Manager with respect to compliance monitoring services;
•
The profitability to the Investment Manager and its affiliates from their relationships with the Fund; and
34
Columbia Commodity Strategy Fund  | 2025

Approval of Management Agreement (continued)
(Unaudited)
•
Report provided by the Board’s independent fee consultant, JDL Consultants, LLC (JDL).
Following an analysis and discussion of the foregoing, and the factors identified below, the Board, including all of the Independent Trustees, approved the renewal of the Management Agreement.
Nature, extent and quality of services provided by the Investment Manager
The Board analyzed various reports and presentations it had received detailing the services performed by the Investment Manager, as well as its history, expertise, resources and relative capabilities, and the qualifications of its personnel.
The Board specifically considered the many developments during recent years concerning the services provided by the Investment Manager. Among other things, the Board noted the organization and depth of the equity and credit research departments. The Board further observed the enhancements to the investment risk management department’s processes, systems and oversight over the past several years.  The Board also took into account the broad scope of services provided by the Investment Manager to the Fund, including, among other services, investment, risk and compliance oversight.  The Board also took into account the information it received concerning the Investment Manager’s ability to attract and retain key portfolio management personnel and that it has sufficient resources to provide competitive and adequate compensation to investment personnel.
In connection with the Board’s evaluation of the overall package of services provided by the Investment Manager, the Board also considered the nature, quality and range of administrative services provided to the Fund by the Investment Manager, as well as the achievements in 2024 in the performance of administrative services, and noted the various enhancements anticipated for 2025.  In evaluating the quality of services provided under the Management Agreement, the Board also took into account the organization and strength of the Fund’s and its service providers’ compliance programs.  The Board also reviewed the financial condition of the Investment Manager and its affiliates and each entity’s ability to carry out its responsibilities under the Management Agreement and the Fund’s other service agreements.
In addition, the Board discussed the acceptability of the terms of the Management Agreement, noting that no changes were proposed from the form of agreement previously approved.  The Board also noted the wide array of legal and compliance services provided to the Fund under the Management Agreement.
After reviewing these and related factors (including investment performance as discussed below), the Board concluded, within the context of their overall conclusions, that the nature, extent and quality of the services provided to the Fund under the Management Agreement supported the continuation of the Management Agreement.
Investment performance
The Board carefully reviewed the investment performance of the Fund, including detailed reports providing the results of analyses performed by each of the Investment Manager, Broadridge and JDL collectively showing, for various periods (including since manager inception): (i) the performance of the Fund, (ii) the Fund’s performance relative to peers and benchmarks and (iii) the net assets of the Fund.  The Board observed that the Fund’s performance for certain periods ranked above median based on information provided by Broadridge.
The Board also reviewed a description of the third-party data provider’s methodology for identifying the Fund’s peer groups for purposes of performance and expense comparisons.
The Board also considered the Investment Manager’s performance and reputation generally.  After reviewing these and related factors, the Board concluded, within the context of their overall conclusions, that the performance of the Fund and the Investment Manager, in light of other considerations, supported the continuation of the Management Agreement.
Columbia Commodity Strategy Fund  | 2025
35

Approval of Management Agreement (continued)
(Unaudited)
Comparative fees, costs of services provided and the profits realized by the Investment Manager and its affiliates from their relationships with the Fund
The Board reviewed comparative fees and the costs of services provided under the Management Agreement.  The Board members considered detailed comparative information set forth in an annual report on fees and expenses, including, among other things, data (based on analyses conducted by Broadridge and JDL) showing a comparison of the Fund’s expenses with median expenses paid by funds in its comparative peer universe, as well as data showing the Fund’s contribution to the Investment Manager’s profitability.
The Board considered the reports of JDL, which assisted in the Board’s analysis of the Funds’ performance and expenses and the reasonableness of the Funds’ fee rates.  The Board accorded particular weight to the notion that a primary objective of the level of fees is to achieve a rational pricing model applied consistently across the various product lines in the Fund family, while assuring that the overall fees for each Fund (with certain exceptions) are generally in line with the current “pricing philosophy” such that Fund total expense ratios, in general, approximate or are lower than the median expense ratios of funds in the same Lipper comparison universe.  The Board took into account that the Fund’s total expense ratio (after considering proposed expense caps/waivers) was slightly below the peer universe’s median expense ratio shown in the reports.
After reviewing these and related factors, the Board concluded, within the context of their overall conclusions, that the levels of management fees and expenses of the Fund, in light of other considerations, supported the continuation of the Management Agreement.
The Board also considered the profitability of the Investment Manager and its affiliates in connection with the Investment Manager providing management services to the Fund.  With respect to the profitability of the Investment Manager and its affiliates, the Independent Trustees referred to information discussing the profitability to the Investment Manager and Ameriprise Financial from managing, operating and distributing the Funds.  The Board considered that the profitability generated by the Investment Manager in 2024 had increased from 2023 levels due to a variety of factors, including the increased assets under management of the Funds.  It also took into account the indirect economic benefits flowing to the Investment Manager or its affiliates in connection with managing or distributing the Funds, such as the enhanced ability to offer various other financial products to Ameriprise Financial customers, soft dollar benefits and overall reputational advantages.  The Board noted that the fees paid by the Fund should permit the Investment Manager to offer competitive compensation to its personnel, make necessary investments in its business and earn an appropriate profit.  After reviewing these and related factors, the Board concluded, within the context of their overall conclusions, that the costs of services provided and the profitability to the Investment Manager and its affiliates from their relationships with the Fund supported the continuation of the Management Agreement.
Economies of scale
The Board considered the potential existence of economies of scale in the provision by the Investment Manager of services to the Fund, and whether those economies of scale were shared with the Fund through breakpoints in investment management fees or other means, such as expense limitation arrangements and additional investments by the Investment Manager in investment, trading, compliance and other resources. The Board considered the economies of scale that might be realized as the Fund’s net asset level grows and took note of the extent to which Fund shareholders might also benefit from such growth.  In this regard, the Board took into account that management fees decline as Fund assets exceed various breakpoints, all of which have not been surpassed. The Board observed that the Management Agreement thus provides for breakpoints in the management fee rate schedule that allow opportunities for shareholders to realize lower fees as Fund assets grow and that there are additional opportunities through other means for sharing economies of scale with shareholders.
Conclusion
The Board reviewed all of the above considerations in reaching its decision to approve the continuation of the Management Agreement.  In reaching its conclusions, no single factor was determinative.
36
Columbia Commodity Strategy Fund  | 2025

Approval of Management Agreement (continued)
(Unaudited)
On June 26, 2025, the Board, including all of the Independent Trustees, determined that fees payable under the Management Agreement were fair and reasonable in light of the extent and quality of services provided and approved the renewal of the Management Agreement.
Columbia Commodity Strategy Fund  | 2025
37

[THIS PAGE INTENTIONALLY LEFT BLANK]

[THIS PAGE INTENTIONALLY LEFT BLANK]

Columbia Commodity Strategy Fund
P.O. Box 219104
Kansas City, MO 64121-9104

Please read and consider the investment objectives, risks, charges and expenses for any fund carefully before investing. For a prospectus and summary prospectus, which contains this and other important information about the Fund, go to
columbiathreadneedleus.com/investor/. The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.
Columbia Threadneedle Investments® (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved.
© 2025 Columbia Management Investment Advisers, LLC.
columbiathreadneedleus.com/investor/
SAR129_05_T01_(01/26)

Columbia Dividend Opportunity Fund
Semi-Annual Financial Statements and Additional Information
November 30, 2025 (Unaudited)

Not FDIC or NCUA Insured	No Financial Institution Guarantee	May Lose Value

Columbia Dividend Opportunity Fund | 2025

Portfolio of Investments
November 30, 2025 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities

Common Stocks 93.6%
Issuer	Shares	Value ($)
Communication Services 3.6%
Diversified Telecommunication Services 2.9%
AT&T, Inc.	1,410,200	36,693,404
Verizon Communications, Inc.	684,800	28,152,128
Total		64,845,532
Media 0.7%
Comcast Corp., Class A	594,300	15,861,867
Total Communication Services		80,707,399
Consumer Discretionary 7.8%
Automobiles 0.9%
Ford Motor Co.	1,480,200	19,657,056
Distributors 1.3%
Genuine Parts Co.	211,200	27,540,480
Hotels, Restaurants & Leisure 1.8%
Darden Restaurants, Inc.	122,100	21,926,718
Starbucks Corp.	199,600	17,387,156
Total		39,313,874
Specialty Retail 3.8%
Best Buy Co., Inc.	251,600	19,946,848
Gap, Inc. (The)	1,044,100	28,263,787
Home Depot, Inc. (The)	103,000	36,762,760
Total		84,973,395
Total Consumer Discretionary		171,484,805
Consumer Staples 9.7%
Beverages 3.0%
Coca-Cola Co. (The)	396,300	28,977,456
PepsiCo, Inc.	259,500	38,598,030
Total		67,575,486
Consumer Staples Distribution & Retail 0.5%
Target Corp.	116,700	10,575,354
Food Products 1.7%
Bunge Global SA	227,000	21,807,890
ConAgra Foods, Inc.	869,600	15,522,360
Total		37,330,250
Common Stocks (continued)
Issuer	Shares	Value ($)
Household Products 1.4%
Procter & Gamble Co. (The)	204,200	30,254,272
Tobacco 3.1%
Altria Group, Inc.	370,600	21,869,106
Philip Morris International, Inc.	299,900	47,228,252
Total		69,097,358
Total Consumer Staples		214,832,720
Energy 7.9%
Oil, Gas & Consumable Fuels 7.9%
Chevron Corp.	280,100	42,331,513
Coterra Energy, Inc.	422,700	11,345,268
Exxon Mobil Corp.	638,200	73,980,144
Kinder Morgan, Inc.	846,000	23,112,720
Valero Energy Corp.	137,600	24,322,176
Total		175,091,821
Total Energy		175,091,821
Financials 20.6%
Banks 11.0%
Bank of America Corp.	894,600	47,995,290
Citigroup, Inc.	373,800	38,725,680
JPMorgan Chase & Co.	243,200	76,141,056
Truist Financial Corp.	384,300	17,869,950
U.S. Bancorp	575,200	28,213,560
Wells Fargo & Co.	389,000	33,395,650
Total		242,341,186
Capital Markets 6.4%
Blackrock, Inc.	14,800	15,500,040
Blackstone, Inc.	103,600	15,169,112
CME Group, Inc.	94,000	26,457,240
Goldman Sachs Group, Inc. (The)	80,000	66,083,200
Invesco Ltd.	787,500	19,254,375
Total		142,463,967
Insurance 2.1%
American Financial Group, Inc.	169,500	23,343,540
MetLife, Inc.	285,300	21,842,568
Total		45,186,108
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Dividend Opportunity Fund  | 2025
3

Portfolio of Investments (continued)
November 30, 2025 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Mortgage Real Estate Investment Trusts (REITS) 1.1%
Starwood Property Trust, Inc.	1,338,400	24,546,256
Total Financials		454,537,517
Health Care 13.4%
Biotechnology 3.5%
AbbVie, Inc.	250,000	56,925,000
Amgen, Inc.	60,100	20,762,146
Total		77,687,146
Health Care Equipment & Supplies 1.4%
Medtronic PLC	304,000	32,020,320
Health Care Providers & Services 2.4%
CVS Health Corp.	378,500	30,416,260
UnitedHealth Group, Inc.	67,600	22,292,452
Total		52,708,712
Pharmaceuticals 6.1%
Bristol-Myers Squibb Co.	275,300	13,544,760
Johnson & Johnson	290,500	60,110,260
Merck & Co., Inc.	404,600	42,414,218
Pfizer, Inc.	692,900	17,835,246
Total		133,904,484
Total Health Care		296,320,662
Industrials 8.9%
Aerospace & Defense 2.7%
Lockheed Martin Corp.	58,400	26,739,024
RTX Corp.	191,600	33,512,756
Total		60,251,780
Air Freight & Logistics 0.5%
United Parcel Service, Inc., Class B	114,100	10,929,639
Building Products 0.6%
Johnson Controls International PLC	123,900	14,410,809
Ground Transportation 0.9%
Union Pacific Corp.	83,800	19,427,354
Industrial Conglomerates 1.3%
3M Co.	173,800	29,902,290
Machinery 2.1%
Common Stocks (continued)
Issuer	Shares	Value ($)
PACCAR, Inc.	188,700	19,892,754
Stanley Black & Decker, Inc.	364,100	26,040,432
Total		45,933,186
Passenger Airlines 0.8%
Southwest Airlines Co.	480,600	16,729,686
Total Industrials		197,584,744
Information Technology 11.1%
Communications Equipment 2.6%
Cisco Systems, Inc.	750,600	57,751,164
Electronic Equipment, Instruments & Components 1.3%
Corning, Inc.	342,300	28,821,660
IT Services 2.7%
International Business Machines Corp.	194,700	60,080,526
Semiconductors & Semiconductor Equipment 3.1%
Broadcom, Inc.	55,600	22,404,576
Microchip Technology, Inc.	148,200	7,940,556
Skyworks Solutions, Inc.	232,700	15,346,565
Texas Instruments, Inc.	132,750	22,337,843
Total		68,029,540
Technology Hardware, Storage & Peripherals 1.4%
Hewlett Packard Enterprise Co.	667,900	14,606,973
Seagate Technology Holdings PLC	58,200	16,103,358
Total		30,710,331
Total Information Technology		245,393,221
Materials 2.2%
Chemicals 1.4%
LyondellBasell Industries NV, Class A	228,100	11,174,619
Nutrien Ltd.	327,600	19,056,492
Total		30,231,111
Containers & Packaging 0.8%
International Paper Co.	485,300	19,159,644
Total Materials		49,390,755
Real Estate 3.5%
Health Care REITs 0.4%
Welltower, Inc.	40,400	8,412,088
Office REITs 0.5%
BXP, Inc.	156,200	11,302,632
The accompanying Notes to Financial Statements are an integral part of this statement.
4
Columbia Dividend Opportunity Fund  | 2025

Portfolio of Investments (continued)
November 30, 2025 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Retail REITs 1.5%
Brixmor Property Group, Inc.	417,500	10,913,450
Simon Property Group, Inc.	122,900	22,898,728
Total		33,812,178
Specialized REITs 1.1%
Digital Realty Trust, Inc.	147,600	23,633,712
Total Real Estate		77,160,610
Utilities 4.9%
Electric Utilities 2.5%
American Electric Power Co., Inc.	90,000	11,139,300
NextEra Energy, Inc.	114,500	9,880,205
Southern Co. (The)	121,900	11,107,528
Xcel Energy, Inc.	280,900	23,064,699
Total		55,191,732
Gas Utilities 1.2%
UGI Corp.	649,200	25,675,860
Multi-Utilities 1.2%
DTE Energy Co.	117,700	16,128,431
Public Service Enterprise Group, Inc.	135,600	11,325,312
Total		27,453,743
Total Utilities		108,321,335
Total Common Stocks (Cost $1,354,644,370)		2,070,825,589

Convertible Bonds 0.8%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Healthcare REIT 0.8%
Welltower OP LLC(a)
07/15/2029	3.125%	10,000,000	16,590,000
Total Convertible Bonds (Cost $10,000,000)			16,590,000

Convertible Preferred Stocks 4.5%
Issuer		Shares	Value ($)
Financials 1.0%
Capital Markets 0.5%
Ares Management Corp.	6.750%	231,000	11,471,460
Convertible Preferred Stocks (continued)
Issuer		Shares	Value ($)
Financial Services 0.5%
Apollo Global Management, Inc.	6.750%	150,800	10,435,711
Total Financials			21,907,171
Industrials 0.4%
Aerospace & Defense 0.4%
Boeing Co. (The)	6.000%	143,358	8,966,604
Total Industrials			8,966,604
Information Technology 1.2%
Semiconductors & Semiconductor Equipment 0.5%
Microchip Technology, Inc.	7.500%	205,000	10,565,700
Technology Hardware, Storage & Peripherals 0.7%
Hewlett Packard Enterprise Co.	7.625%	248,581	15,142,953
Total Information Technology			25,708,653
Materials 0.6%
Chemicals 0.6%
Albemarle Corp.	7.250%	257,000	14,067,917
Total Materials			14,067,917
Utilities 1.3%
Electric Utilities 1.3%
Nextera Energy, Inc.	7.234%	240,000	12,208,800
Southern Co. (The)	7.125%	318,488	16,027,941
Total			28,236,741
Total Utilities			28,236,741
Total Convertible Preferred Stocks (Cost $88,330,160)			98,887,086

Money Market Funds 0.9%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 4.061%(b),(c)	20,467,360	20,461,220
Total Money Market Funds (Cost $20,459,216)		20,461,220
Total Investments in Securities (Cost: $1,473,433,746)		2,206,763,895
Other Assets & Liabilities, Net		5,113,771
Net Assets		2,211,877,666
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Dividend Opportunity Fund  | 2025
5

Portfolio of Investments (continued)
November 30, 2025 (Unaudited)
Notes to Portfolio of Investments
(a)
Represents privately placed and other securities and instruments exempt from Securities and Exchange Commission registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. At November 30, 2025, the total value of these securities amounted to $16,590,000, which represents 0.75% of total net assets.

(b)	The rate shown is the seven-day current annualized yield at November 30, 2025.
(c)
Under the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended November 30, 2025 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Realized gain (loss)($)	Dividends($)	End of period shares
Columbia Short-Term Cash Fund, 4.061%
	15,689,889	129,670,683	(124,900,115)	763	20,461,220	854	400,670	20,467,360
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
■
 Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date.  Valuation adjustments are not applied to Level 1 investments.
■
 Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
■
 Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Investments falling into the Level 3 category, if any, are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
The Fund’s Board of Trustees (the Board) has designated the Investment Manager, through its Valuation Committee (the Committee), as valuation designee, responsible for determining the fair value of the assets of the Fund for which market quotations are not readily available using valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. Representatives of Columbia Management Investment Advisers, LLC report to the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
The following table is a summary of the inputs used to value the Fund’s investments at November 30, 2025:
	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Investments in Securities
Common Stocks
Communication Services	80,707,399	—	—	80,707,399
Consumer Discretionary	171,484,805	—	—	171,484,805
Consumer Staples	214,832,720	—	—	214,832,720
The accompanying Notes to Financial Statements are an integral part of this statement.
6
Columbia Dividend Opportunity Fund  | 2025

Portfolio of Investments (continued)
November 30, 2025 (Unaudited)
Fair value measurements   (continued)
	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Energy	175,091,821	—	—	175,091,821
Financials	454,537,517	—	—	454,537,517
Health Care	296,320,662	—	—	296,320,662
Industrials	197,584,744	—	—	197,584,744
Information Technology	245,393,221	—	—	245,393,221
Materials	49,390,755	—	—	49,390,755
Real Estate	77,160,610	—	—	77,160,610
Utilities	108,321,335	—	—	108,321,335
Total Common Stocks	2,070,825,589	—	—	2,070,825,589
Convertible Bonds	—	16,590,000	—	16,590,000
Convertible Preferred Stocks
Financials	—	21,907,171	—	21,907,171
Industrials	—	8,966,604	—	8,966,604
Information Technology	—	25,708,653	—	25,708,653
Materials	—	14,067,917	—	14,067,917
Utilities	—	28,236,741	—	28,236,741
Total Convertible Preferred Stocks	—	98,887,086	—	98,887,086
Money Market Funds	20,461,220	—	—	20,461,220
Total Investments in Securities	2,091,286,809	115,477,086	—	2,206,763,895
See the Portfolio of Investments for all investment classifications not indicated in the table.
The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Dividend Opportunity Fund  | 2025
7

Statement of Assets and Liabilities
November 30, 2025 (Unaudited)

Assets
Investments in securities, at value
Unaffiliated issuers (cost $1,452,974,530)	$2,186,302,675
Affiliated issuers (cost $20,459,216)	20,461,220
Receivable for:
Capital shares sold	775,882
Dividends	5,676,304
Interest	116,320
Foreign tax reclaims	317,907
Prepaid expenses	9,393
Other assets	15,508
Total assets	2,213,675,209
Liabilities
Payable for:
Capital shares redeemed	1,076,544
Management services fees	76,932
Distribution and/or service fees	21,052
Transfer agent fees	149,019
Compensation of chief compliance officer	180
Compensation of board members	3,703
Other expenses	44,639
Deferred compensation of board members	425,474
Total liabilities	1,797,543
Net assets applicable to outstanding capital stock	$2,211,877,666
Represented by
Paid in capital	1,351,698,322
Total distributable earnings (loss)	860,179,344
Total - representing net assets applicable to outstanding capital stock	$2,211,877,666
The accompanying Notes to Financial Statements are an integral part of this statement.
8
Columbia Dividend Opportunity Fund  | 2025

Statement of Assets and Liabilities (continued)
November 30, 2025 (Unaudited)
Class A
Net assets	$1,234,541,639
Shares outstanding	29,214,805
Net asset value per share	$42.26
Maximum sales charge	5.75%
Maximum offering price per share (calculated by dividing the net asset value per share by 1.0 minus the maximum sales charge for Class A shares)	$44.84
Class C
Net assets	$57,858,129
Shares outstanding	1,422,904
Net asset value per share	$40.66
Institutional Class
Net assets	$597,963,842
Shares outstanding	14,035,705
Net asset value per share	$42.60
Institutional 2 Class
Net assets	$103,403,401
Shares outstanding	2,417,602
Net asset value per share	$42.77
Institutional 3 Class
Net assets	$152,745,095
Shares outstanding	3,479,970
Net asset value per share	$43.89
Class R
Net assets	$39,602,607
Shares outstanding	937,857
Net asset value per share	$42.23
Class S
Net assets	$25,762,953
Shares outstanding	604,643
Net asset value per share	$42.61
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Dividend Opportunity Fund  | 2025
9

Statement of Operations
Six Months Ended November 30, 2025 (Unaudited)

Net investment income
Income:
Dividends — unaffiliated issuers	$37,439,804
Dividends — affiliated issuers	400,670
Interest	154,514
European Union tax reclaim	45,420
Foreign taxes withheld	(76,681)
Total income	37,963,727
Expenses:
Management services fees	6,859,956
Distribution and/or service fees
Class A	1,505,091
Class C	284,675
Class R	96,370
Transfer agent fees
Class A	505,285
Class C	23,894
Institutional Class	241,101
Institutional 2 Class	25,858
Institutional 3 Class	3,741
Class R	16,177
Class S	10,689
Custodian fees	8,013
Printing and postage fees	44,540
Registration fees	65,990
Accounting services fees	16,211
Legal fees	24,798
Compensation of chief compliance officer	180
Compensation of board members	16,139
Deferred compensation of board members	88,369
Other	25,353
Total expenses	9,862,430
Expense reduction	(80)
Total net expenses	9,862,350
Net investment income	28,101,377
Realized and unrealized gain (loss) — net
Net realized gain (loss) on:
Investments — unaffiliated issuers	84,824,287
Investments — affiliated issuers	854
Net realized gain	84,825,141
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated issuers	139,297,701
Investments — affiliated issuers	763
Foreign currency translations	6,822
Net change in unrealized appreciation (depreciation)	139,305,286
Net realized and unrealized gain	224,130,427
Net increase in net assets resulting from operations	$252,231,804
The accompanying Notes to Financial Statements are an integral part of this statement.
10
Columbia Dividend Opportunity Fund  | 2025

Statement of Changes in Net Assets

	Six Months Ended November 30, 2025 (Unaudited)	Year Ended May 31, 2025
Operations
Net investment income	$28,101,377	$58,860,771
Net realized gain	84,825,141	133,927,529
Net change in unrealized appreciation (depreciation)	139,305,286	4,021,526
Net increase in net assets resulting from operations	252,231,804	196,809,826
Distributions to shareholders
Net investment income and net realized gains
Class A	(16,433,307)	(92,132,908)
Advisor Class	—	(1,257,877)
Class C	(593,772)	(4,329,500)
Institutional Class	(8,447,522)	(43,610,947)
Institutional 2 Class	(1,434,158)	(7,021,930)
Institutional 3 Class	(2,197,566)	(11,033,750)
Class R	(479,672)	(2,851,736)
Class S	(376,556)	(1,754,646)
Total distributions to shareholders	(29,962,553)	(163,993,294)
Decrease in net assets from capital stock activity	(77,150,009)	(104,862,997)
Total increase (decrease) in net assets	145,119,242	(72,046,465)
Net assets at beginning of period	2,066,758,424	2,138,804,889
Net assets at end of period	$2,211,877,666	$2,066,758,424
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Dividend Opportunity Fund  | 2025
11

Statement of Changes in Net Assets  (continued)

	Six Months Ended		Year Ended
	November 30, 2025 (Unaudited)		May 31, 2025
	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity
Class A
Shares sold	328,924	13,262,845	953,338	36,787,299
Distributions reinvested	405,820	16,059,100	2,349,929	90,094,989
Shares redeemed	(2,113,483)	(85,179,891)	(4,533,829)	(174,811,544)
Net decrease	(1,378,739)	(55,857,946)	(1,230,562)	(47,929,256)
Advisor Class
Shares sold	—	—	142,493	5,702,053
Distributions reinvested	—	—	31,672	1,252,848
Shares redeemed	—	—	(2,385,676)	(101,581,519)
Net decrease	—	—	(2,211,511)	(94,626,618)
Class C
Shares sold	45,562	1,761,955	135,739	5,018,799
Distributions reinvested	15,376	585,639	115,843	4,283,332
Shares redeemed	(154,340)	(5,984,298)	(552,897)	(20,617,728)
Net decrease	(93,402)	(3,636,704)	(301,315)	(11,315,597)
Institutional Class
Shares sold	876,753	35,588,919	4,188,940	168,808,548
Distributions reinvested	197,621	7,884,199	1,052,146	40,634,866
Shares redeemed	(1,323,513)	(53,805,320)	(4,202,990)	(164,671,121)
Net increase (decrease)	(249,139)	(10,332,202)	1,038,096	44,772,293
Institutional 2 Class
Shares sold	320,071	13,096,502	565,552	22,067,942
Distributions reinvested	30,105	1,206,003	152,416	5,904,553
Shares redeemed	(300,145)	(12,207,969)	(1,003,402)	(39,259,578)
Net increase (decrease)	50,031	2,094,536	(285,434)	(11,287,083)
Institutional 3 Class
Shares sold	307,653	12,961,532	590,313	23,276,882
Distributions reinvested	48,141	1,978,434	243,103	9,663,335
Shares redeemed	(491,965)	(20,753,810)	(1,037,959)	(42,133,122)
Net decrease	(136,171)	(5,813,844)	(204,543)	(9,192,905)
Class R
Shares sold	25,463	1,019,725	57,411	2,199,421
Distributions reinvested	12,125	479,509	74,360	2,849,943
Shares redeemed	(76,695)	(3,101,042)	(181,679)	(7,041,317)
Net decrease	(39,107)	(1,601,808)	(49,908)	(1,991,953)
Class S
Shares sold	12,650	514,101	768,117	31,233,106
Distributions reinvested	9,441	376,556	45,421	1,754,324
Shares redeemed	(71,639)	(2,892,698)	(159,347)	(6,279,308)
Net increase (decrease)	(49,548)	(2,002,041)	654,191	26,708,122
Total net decrease	(1,896,075)	(77,150,009)	(2,590,986)	(104,862,997)
The accompanying Notes to Financial Statements are an integral part of this statement.
12
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Columbia Dividend Opportunity Fund  | 2025
13

Financial Highlights
The following table is intended to help you understand the Fund’s financial performance. Certain information reflects financial results for a single share of a class held for the periods shown. Per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total return assumes reinvestment of all dividends and distributions, if any. Total return does not reflect payment of sales charges, if any. Total return and portfolio turnover are not annualized for periods of less than one year. The ratios of expenses and net investment income are annualized for periods of less than one year. The portfolio turnover rate is calculated without regard to purchase and sales transactions of short-term instruments and certain derivatives, if any. If such transactions were included, the Fund’s portfolio turnover rate may be higher. A zero balance may reflect an amount rounding to less than $0.01 or 0.01%.
	Net asset value, beginning of period	Net investment income	Net realized and unrealized gain (loss)	Total from investment operations	Distributions from net investment income	Distributions from net realized gains	Total distributions to shareholders
Class A
Six Months Ended 11/30/2025 (Unaudited)	$38.11	0.51 (c)	4.19	4.70	(0.55)	—	(0.55)
Year Ended 5/31/2025	$37.61	1.03 (c)	2.47	3.50	(1.04)	(1.96)	(3.00)
Year Ended 5/31/2024	$32.75	0.99 (c)	5.17	6.16	(1.00)	(0.30)	(1.30)
Year Ended 5/31/2023	$38.28	1.04 (c)	(3.86)	(2.82)	(1.02)	(1.69)	(2.71)
Year Ended 5/31/2022	$39.82	1.04	2.32	3.36	(1.05)	(3.85)	(4.90)
Year Ended 5/31/2021(f)	$30.78	1.01	9.43	10.44	(1.12)	(0.28)	(1.40)
Class C
Six Months Ended 11/30/2025 (Unaudited)	$36.68	0.35 (c)	4.03	4.38	(0.40)	—	(0.40)
Year Ended 5/31/2025	$36.30	0.72 (c)	2.37	3.09	(0.75)	(1.96)	(2.71)
Year Ended 5/31/2024	$31.64	0.70 (c)	5.00	5.70	(0.74)	(0.30)	(1.04)
Year Ended 5/31/2023	$37.06	0.75 (c)	(3.73)	(2.98)	(0.75)	(1.69)	(2.44)
Year Ended 5/31/2022	$38.69	0.72	2.25	2.97	(0.75)	(3.85)	(4.60)
Year Ended 5/31/2021(f)	$29.93	0.74	9.18	9.92	(0.88)	(0.28)	(1.16)
Institutional Class
Six Months Ended 11/30/2025 (Unaudited)	$38.41	0.56 (c)	4.22	4.78	(0.59)	—	(0.59)
Year Ended 5/31/2025	$37.89	1.14 (c)	2.48	3.62	(1.14)	(1.96)	(3.10)
Year Ended 5/31/2024	$32.98	1.08 (c)	5.22	6.30	(1.09)	(0.30)	(1.39)
Year Ended 5/31/2023	$38.54	1.13 (c)	(3.88)	(2.75)	(1.12)	(1.69)	(2.81)
Year Ended 5/31/2022	$40.06	1.15	2.33	3.48	(1.15)	(3.85)	(5.00)
Year Ended 5/31/2021(f)	$30.95	1.10	9.49	10.59	(1.20)	(0.28)	(1.48)
Institutional 2 Class
Six Months Ended 11/30/2025 (Unaudited)	$38.56	0.57 (c)	4.24	4.81	(0.60)	—	(0.60)
Year Ended 5/31/2025	$38.03	1.15 (c)	2.49	3.64	(1.15)	(1.96)	(3.11)
Year Ended 5/31/2024	$33.09	1.10 (c)	5.24	6.34	(1.10)	(0.30)	(1.40)
Year Ended 5/31/2023	$38.66	1.15 (c)	(3.90)	(2.75)	(1.13)	(1.69)	(2.82)
Year Ended 5/31/2022	$40.18	1.17	2.33	3.50	(1.17)	(3.85)	(5.02)
Year Ended 5/31/2021(f)	$31.04	1.12	9.52	10.64	(1.22)	(0.28)	(1.50)
Institutional 3 Class
Six Months Ended 11/30/2025 (Unaudited)	$39.56	0.60 (c)	4.34	4.94	(0.61)	—	(0.61)
Year Ended 5/31/2025	$38.93	1.20 (c)	2.56	3.76	(1.17)	(1.96)	(3.13)
Year Ended 5/31/2024	$33.85	1.14 (c)	5.36	6.50	(1.12)	(0.30)	(1.42)
Year Ended 5/31/2023	$39.48	1.20 (c)	(3.99)	(2.79)	(1.15)	(1.69)	(2.84)
Year Ended 5/31/2022	$40.92	1.21	2.39	3.60	(1.19)	(3.85)	(5.04)
Year Ended 5/31/2021(f)	$31.59	1.16	9.68	10.84	(1.23)	(0.28)	(1.51)
The accompanying Notes to Financial Statements are an integral part of this statement.
14
Columbia Dividend Opportunity Fund  | 2025

Financial Highlights (continued)

	Net asset value, end of period	Total return	Total gross expense ratio to average net assets(a)	Total net expense ratio to average net assets(a),(b)	Net investment income ratio to average net assets	Portfolio turnover	Net assets, end of period (000’s)
Class A
Six Months Ended 11/30/2025 (Unaudited)	$42.26	12.42%	1.00%	1.00% (d)	2.54% (c)	13%	$1,234,542
Year Ended 5/31/2025	$38.11	9.40%	1.00%	1.00% (d)	2.68% (c)	36%	$1,165,770
Year Ended 5/31/2024	$37.61	19.22%	1.00% (e)	1.00% (d),(e)	2.84% (c)	33%	$1,196,911
Year Ended 5/31/2023	$32.75	(7.70% )	1.00% (e)	1.00% (d),(e)	2.95% (c)	52%	$1,179,047
Year Ended 5/31/2022	$38.28	9.04%	0.99% (e)	0.99% (d),(e)	2.64%	41%	$1,391,270
Year Ended 5/31/2021 (f)	$39.82	34.85%	1.01%	1.01% (d)	2.98%	51%	$1,375,445
Class C
Six Months Ended 11/30/2025 (Unaudited)	$40.66	12.02%	1.75%	1.75% (d)	1.79% (c)	13%	$57,858
Year Ended 5/31/2025	$36.68	8.56%	1.75%	1.75% (d)	1.92% (c)	36%	$55,624
Year Ended 5/31/2024	$36.30	18.35%	1.75% (e)	1.75% (d),(e)	2.08% (c)	33%	$65,979
Year Ended 5/31/2023	$31.64	(8.41% )	1.75% (e)	1.75% (d),(e)	2.20% (c)	52%	$80,832
Year Ended 5/31/2022	$37.06	8.21%	1.74% (e)	1.74% (d),(e)	1.89%	41%	$94,620
Year Ended 5/31/2021 (f)	$38.69	34.05%	1.76%	1.76% (d)	2.26%	51%	$104,339
Institutional Class
Six Months Ended 11/30/2025 (Unaudited)	$42.60	12.56%	0.75%	0.75% (d)	2.79% (c)	13%	$597,964
Year Ended 5/31/2025	$38.41	9.66%	0.75%	0.75% (d)	2.95% (c)	36%	$548,695
Year Ended 5/31/2024	$37.89	19.54%	0.75% (e)	0.75% (d),(e)	3.08% (c)	33%	$501,940
Year Ended 5/31/2023	$32.98	(7.48% )	0.75% (e)	0.75% (d),(e)	3.20% (c)	52%	$588,310
Year Ended 5/31/2022	$38.54	9.32%	0.74% (e)	0.74% (d),(e)	2.89%	41%	$597,311
Year Ended 5/31/2021 (f)	$40.06	35.26%	0.76%	0.76% (d)	3.23%	51%	$572,007
Institutional 2 Class
Six Months Ended 11/30/2025 (Unaudited)	$42.77	12.59%	0.72%	0.72%	2.82% (c)	13%	$103,403
Year Ended 5/31/2025	$38.56	9.69%	0.71%	0.71%	2.97% (c)	36%	$91,296
Year Ended 5/31/2024	$38.03	19.60%	0.72% (e)	0.72% (e)	3.14% (c)	33%	$100,890
Year Ended 5/31/2023	$33.09	(7.44% )	0.71% (e)	0.70% (e)	3.24% (c)	52%	$117,286
Year Ended 5/31/2022	$38.66	9.35%	0.70% (e)	0.69% (e)	2.94%	41%	$123,165
Year Ended 5/31/2021 (f)	$40.18	35.37%	0.72%	0.71%	3.29%	51%	$134,775
Institutional 3 Class
Six Months Ended 11/30/2025 (Unaudited)	$43.89	12.60%	0.67%	0.67%	2.87% (c)	13%	$152,745
Year Ended 5/31/2025	$39.56	9.78%	0.67%	0.67%	3.01% (c)	36%	$143,040
Year Ended 5/31/2024	$38.93	19.64%	0.67% (e)	0.67% (e)	3.16% (c)	33%	$148,758
Year Ended 5/31/2023	$33.85	(7.41% )	0.66% (e)	0.66% (e)	3.30% (c)	52%	$158,595
Year Ended 5/31/2022	$39.48	9.42%	0.65% (e)	0.65% (e)	2.97%	41%	$146,214
Year Ended 5/31/2021 (f)	$40.92	35.36%	0.67%	0.66%	3.33%	51%	$145,247
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Dividend Opportunity Fund  | 2025
15

Financial Highlights (continued)

	Net asset value, beginning of period	Net investment income	Net realized and unrealized gain (loss)	Total from investment operations	Distributions from net investment income	Distributions from net realized gains	Total distributions to shareholders
Class R
Six Months Ended 11/30/2025 (Unaudited)	$38.08	0.46 (c)	4.19	4.65	(0.50)	—	(0.50)
Year Ended 5/31/2025	$37.59	0.94 (c)	2.46	3.40	(0.95)	(1.96)	(2.91)
Year Ended 5/31/2024	$32.73	0.90 (c)	5.18	6.08	(0.92)	(0.30)	(1.22)
Year Ended 5/31/2023	$38.25	0.95 (c)	(3.85)	(2.90)	(0.93)	(1.69)	(2.62)
Year Ended 5/31/2022	$39.79	0.94	2.32	3.26	(0.95)	(3.85)	(4.80)
Year Ended 5/31/2021(f)	$30.76	0.92	9.43	10.35	(1.04)	(0.28)	(1.32)
Class S
Six Months Ended 11/30/2025 (Unaudited)	$38.42	0.56 (c)	4.22	4.78	(0.59)	—	(0.59)
Year Ended 5/31/2025(g)	$40.55	0.77 (c)	(0.37)(h)	0.40	(0.57)	(1.96)	(2.53)

Notes to Financial Highlights
(a)
In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund’s reported expense ratios.

(b)	Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.
(c)	Includes income resulting from European Union tax reclaims. The effect of these amounted to:

Class	Net Investment income per share ($)	Net Investment income ratio (%)
Six Months Ended 11/30/2025 (Unaudited)
Class A	lessthan 0.01	lessthan 0.01
Class C	lessthan 0.01	lessthan 0.01
Institutional Class	lessthan 0.01	lessthan 0.01
Institutional 2 Class	lessthan 0.01	lessthan 0.01
Institutional 3 Class	lessthan 0.01	lessthan 0.01
Class R	lessthan 0.01	lessthan 0.01
Class S	lessthan 0.01	lessthan 0.01
Year Ended 5/31/2025
Class A	0.06	0.15
Class C	0.06	0.15
Institutional Class	0.06	0.15
Institutional 2 Class	0.06	0.15
Institutional 3 Class	0.06	0.15
Class R	0.06	0.15
Class S	0.04	0.15
Year Ended 5/31/2024
Class A	0.05	0.14
Class C	0.05	0.14
Institutional Class	0.05	0.14
Institutional 2 Class	0.05	0.14
Institutional 3 Class	0.05	0.14
Class R	0.05	0.14
Year Ended 5/31/2023
Class A	lessthan 0.01	0.01
Class C	lessthan 0.01	0.01
Institutional Class	lessthan 0.01	0.01
Institutional 2 Class	lessthan 0.01	0.01
Institutional 3 Class	lessthan 0.01	0.01
Class R	lessthan 0.01	0.01

The accompanying Notes to Financial Statements are an integral part of this statement.
16
Columbia Dividend Opportunity Fund  | 2025

Financial Highlights (continued)
(d)	The benefits derived from expense reductions had an impact of less than 0.01%.
(e)	Ratios include interfund lending expense which is less than 0.01%.
(f)	Per share amounts have been adjusted on a retroactive basis to reflect a 4 to 1 reverse stock split completed after the close of business on September 11, 2020.
(g)	Class S shares commenced operations on October 2, 2024. Per share data and total return reflect activity from that date.
(h)
Calculation of the net gain (loss) per share (both realized and unrealized) does not correlate to the aggregate realized and unrealized gain (loss) presented in the Statement of Operations due to timing of Fund shares sold and redeemed in relation to fluctuations in the market value of the portfolio. For a new share class, the difference may be due to the timing of the commencement of operations for the share class.

The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Dividend Opportunity Fund  | 2025
17

Financial Highlights (continued)

	Net asset value, end of period	Total return	Total gross expense ratio to average net assets(a)	Total net expense ratio to average net assets(a),(b)	Net investment income ratio to average net assets	Portfolio turnover	Net assets, end of period (000’s)
Class R
Six Months Ended 11/30/2025 (Unaudited)	$42.23	12.30%	1.25%	1.25% (d)	2.29% (c)	13%	$39,603
Year Ended 5/31/2025	$38.08	9.11%	1.25%	1.25% (d)	2.43% (c)	36%	$37,202
Year Ended 5/31/2024	$37.59	18.94%	1.25% (e)	1.25% (d),(e)	2.59% (c)	33%	$38,595
Year Ended 5/31/2023	$32.73	(7.93% )	1.25% (e)	1.25% (d),(e)	2.70% (c)	52%	$37,060
Year Ended 5/31/2022	$38.25	8.76%	1.24% (e)	1.24% (d),(e)	2.39%	41%	$40,089
Year Ended 5/31/2021 (f)	$39.79	34.60%	1.26%	1.26% (d)	2.73%	51%	$39,905
Class S
Six Months Ended 11/30/2025 (Unaudited)	$42.61	12.56%	0.75%	0.75% (d)	2.79% (c)	13%	$25,763
Year Ended 5/31/2025 (g)	$38.42	0.99%	0.75%	0.75%	3.02% (c)	36%	$25,131
The accompanying Notes to Financial Statements are an integral part of this statement.
18
Columbia Dividend Opportunity Fund  | 2025

Notes to Financial Statements
November 30, 2025 (Unaudited)
Note 1. Organization
Columbia Dividend Opportunity Fund (the Fund), a series of Columbia Funds Series Trust II (the Trust), is a diversified fund. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.
Fund shares
The Trust may issue an unlimited number of shares (without par value). The Fund offers each of the share classes listed in the Statement of Assets and Liabilities. Although all share classes generally have identical voting, dividend and liquidation rights, each share class votes separately when required by the Trust’s organizational documents or by law. Each share class has its own expense and sales charge structure. Different share classes may have different minimum initial investment amounts and pay different net investment income distribution amounts to the extent the expenses of distributing such share classes vary. Distributions to shareholders in a liquidation will be proportional to the net asset value of each share class.
As described in the Fund’s prospectus, Class A and Class C shares are offered to the general public for investment. Class C shares automatically convert to Class A shares after 8 years. Institutional Class, Institutional 2 Class, Institutional 3 Class, Class R and Class S shares are available for purchase through authorized investment professionals to omnibus retirement plans or to institutional investors and to certain other investors as also described in the Fund’s prospectus.
Note 2. Summary of significant accounting policies
Basis of preparation
The Fund is an investment company that applies the accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services - Investment Companies (ASC 946). The financial statements are prepared in accordance with U.S. generally accepted accounting principles (GAAP), which requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.
Segment reporting
The intent of FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures is to enable investors to better understand an entity’s overall performance and to assess its potential future cash flows through improved segment disclosures. The chief operating decision maker (CODM) for the Fund is Columbia Management Investment Advisers, LLC through its Investment Oversight Committee and Global Executive Group, which are responsible for assessing performance and making decisions about resource allocation. The CODM has determined that the Fund has a single operating segment because the CODM monitors the operating results of the Fund as a whole and the Fund’s long-term strategic asset allocation is pre-determined in accordance with the terms of its prospectus, based on a defined investment strategy which is executed by the Fund’s portfolio managers as a team. The financial information provided to and reviewed by the CODM is consistent with that presented within the Fund’s financial statements.
Security valuation
Equity securities listed on an exchange are valued at the closing price or last trade price on their primary exchange at the close of business of the New York Stock Exchange. Securities with a closing price not readily available or not listed on any exchange are valued at the mean between the closing bid and ask prices. Listed preferred stocks convertible into common stocks are valued using an evaluated price from a pricing service.
Columbia Dividend Opportunity Fund  | 2025
19

Notes to Financial Statements (continued)
November 30, 2025 (Unaudited)
Debt securities generally are valued based on prices obtained from pricing services, which are intended to reflect market transactions for normal, institutional-size trading units of similar securities. The services may use various pricing techniques that take into account, as applicable, factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as approved independent broker-dealer quotes. Debt securities for which quotations are not readily available or not believed to be reflective of market value may also be valued based upon a bid quote from an approved independent broker-dealer. Debt securities maturing in 60 days or less are valued primarily at amortized market value, unless this method results in a valuation that management believes does not approximate fair value.
Foreign equity securities are valued based on the closing price or last trade price on their primary exchange at the close of business of the New York Stock Exchange. If any foreign equity security closing prices are not readily available, the securities are valued at the mean of the latest quoted bid and ask prices on such exchanges or markets. Foreign currency exchange rates are determined at the scheduled closing time of the New York Stock Exchange. Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange; therefore, the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. In those situations, foreign securities will be fair valued pursuant to a policy approved by the Board of Trustees. Under the policy, the Fund may utilize a third-party pricing service to determine these fair values. The third-party pricing service takes into account multiple factors, including relevant general and sector indices, currency fluctuations, depositary receipts, and futures, as applicable, to determine a good faith estimate that reasonably reflects the current market conditions as of the close of the New York Stock Exchange. The fair value of a security is likely to be different from the quoted or published price, if available.
Investments in open-end investment companies (other than exchange-traded funds (ETFs)), are valued at the latest net asset value reported by those companies as of the valuation time.
Investments for which market quotations are not readily available, or that have quotations which management believes are not reflective of market value or reliable, are valued at fair value as determined in good faith under procedures approved by the Board of Trustees. If a security or class of securities (such as foreign securities) is valued at fair value, such value is likely to be different from the quoted or published price for the security, if available.
The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine fair value.
GAAP requires disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category. This information is disclosed following the Fund’s Portfolio of Investments.
Foreign currency transactions and translations
The values of all assets and liabilities denominated in foreign currencies are generally translated into U.S. dollars at exchange rates determined at the close of regular trading on the New York Stock Exchange. Net realized and unrealized gains (losses) on foreign currency transactions and translations include gains (losses) arising from the fluctuation in exchange rates between trade and settlement dates on securities transactions, gains (losses) arising from the disposition of foreign currency and currency gains (losses) between the accrual and payment dates on dividends, interest income and foreign withholding taxes.
For financial statement purposes, the Fund does not distinguish that portion of gains (losses) on investments which is due to changes in foreign exchange rates from that which is due to changes in market prices of the investments. Such fluctuations are included with the net realized and unrealized gains (losses) on investments in the Statement of Operations.
Security transactions
Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.
20
Columbia Dividend Opportunity Fund  | 2025

Notes to Financial Statements (continued)
November 30, 2025 (Unaudited)
Income recognition
Interest income is recorded on an accrual basis. Market premiums and discounts, including original issue discounts, are amortized and accreted, respectively, over the expected life of the security on all debt securities, unless otherwise noted. For convertible securities, premiums attributable to the conversion feature are not amortized.
The Fund may place a debt security on non-accrual status and reduce related interest income when it becomes probable that the interest will not be collected and the amount of uncollectible interest can be reasonably estimated. The Fund may also adjust accrual rates when it becomes probable the full interest will not be collected and a partial payment will be received. A defaulted debt security is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.
Corporate actions and dividend income are generally recorded net of any non-reclaimable tax withholdings, on the ex-dividend date or upon receipt of an ex-dividend notification in the case of certain foreign securities.
The Fund may receive distributions from holdings in equity securities, business development companies (BDCs), exchange-traded funds (ETFs), limited partnerships (LPs), other regulated investment companies (RICs), and real estate investment trusts (REITs), which report information as to the tax character of their distributions annually. These distributions are allocated to dividend income, capital gain and return of capital based on actual information reported. Return of capital is recorded as a reduction of the cost basis of securities held. If the Fund no longer owns the applicable securities, return of capital is recorded as a realized gain. With respect to REITs, to the extent actual information has not yet been reported, estimates for return of capital are made by Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial). The Investment Manager’s estimates are subsequently adjusted when the actual character of the distributions is disclosed by the REITs, which could result in a proportionate change in return of capital to shareholders.
Awards from class action litigation are recorded as a reduction of cost basis if the Fund still owns the applicable securities on the payment date. If the Fund no longer owns the applicable securities on the payment date, the proceeds are recorded as realized gains.
Expenses
General expenses of the Trust are allocated to the Fund and other funds of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the Fund are charged to the Fund. Expenses directly attributable to a specific class of shares are charged to that share class.
Determination of class net asset value
All income, expenses (other than class-specific expenses, which are charged to that share class, as shown in the Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of the Fund on a daily basis, based on the relative net assets of each class, for purposes of determining the net asset value of each class.
Federal income tax status
The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of its investment company taxable income and net capital gain, if any, for its tax year, and as such will not be subject to federal income taxes. In addition, the Fund intends to distribute in each calendar year substantially all of its ordinary income, capital gain net income and certain other amounts, if any, such that the Fund should not be subject to federal excise tax. Therefore, no federal income or excise tax provision is recorded.
Foreign taxes
The Fund may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries, as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.
Columbia Dividend Opportunity Fund  | 2025
21

Notes to Financial Statements (continued)
November 30, 2025 (Unaudited)
Realized gains in certain countries may be subject to foreign taxes at the Fund level, based on statutory rates. The Fund accrues for such foreign taxes on realized and unrealized gains at the appropriate rate for each jurisdiction, as applicable. The amount, if any, is disclosed as a liability in the Statement of Assets and Liabilities.
The Fund may file withholding tax reclaims in certain European Union countries to recover a portion of foreign taxes previously withheld on dividends earned, which may be reclaimable based upon certain provisions in the Treaty on the Functioning of the European Union (EU) and subsequent rulings by the European Court of Justice. The Fund may record a reclaim receivable when the amount is known, the Fund has received notice of a pending refund, and there are no significant uncertainties on collectability. Income received from EU reclaims is included in the Statement of Operations.
Distributions to shareholders
Distributions from net investment income, if any, are declared and paid each calendar quarter. Net realized capital gains, if any, are distributed at least annually. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.
Guarantees and indemnifications
Under the Trust’s organizational documents and, in some cases, by contract, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust or its funds. In addition, certain of the Fund’s contracts with its service providers contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined, and the Fund has no historical basis for predicting the likelihood of any such claims.
Recent accounting pronouncements and regulatory updates
Accounting Standards Update 2023-09 Income Taxes (Topic 740)
In December 2023, the FASB issued Accounting Standards Update No. 2023-09 Income Taxes (Topic 740) Improvements to Income Tax Disclosures. The amendments were issued to enhance the transparency and decision usefulness of income tax disclosures primarily related to rate reconciliation and income taxes paid information. The amendments are effective for annual periods beginning after December 15, 2024, with early adoption permitted. Management expects that the adoption of the amendments will not have a material impact on its financial statements.
Note 3. Fees and other transactions with affiliates
Management services fees
The Fund has entered into a Management Agreement with Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial). Under the Management Agreement, the Investment Manager provides the Fund with investment research and advice and is responsible for administrative and accounting services. The management services fee is an annual fee that is equal to a percentage of the Fund’s daily net assets that declines from 0.72% to 0.52% as the Fund’s net assets increase. The annualized effective management services fee rate for the six months ended November 30, 2025 was 0.64% of the Fund’s average daily net assets.
Compensation of Board members
Members of the Board of Trustees who are not officers or employees of the Investment Manager or Ameriprise Financial are compensated for their services to the Fund as disclosed in the Statement of Operations. Under a Deferred Compensation Plan (the Deferred Plan), these members of the Board of Trustees may elect to defer payment of up to 100% of their compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of certain funds managed by the Investment Manager. The Fund’s liability for these amounts is adjusted for market value changes and remains in the Fund until distributed in accordance with the Deferred Plan. All amounts payable under the Deferred Plan constitute a general unsecured obligation of the Fund. The expense for the Deferred Plan, which includes Trustees’ fees deferred during the current period as well as any gains or losses on the Trustees’ deferred compensation balances as a result of market fluctuations, is included in "Deferred compensation of board members" in the Statement of Operations.
22
Columbia Dividend Opportunity Fund  | 2025

Notes to Financial Statements (continued)
November 30, 2025 (Unaudited)
Compensation of Chief Compliance Officer
The Board of Trustees has appointed a Chief Compliance Officer for the Fund in accordance with federal securities regulations. As disclosed in the Statement of Operations, a portion of the Chief Compliance Officer’s total compensation is allocated to the Fund, along with other allocations to affiliated registered investment companies managed by the Investment Manager and its affiliates, based on relative net assets.
Transfer agency fees
Under a Transfer and Dividend Disbursing Agent Agreement, Columbia Management Investment Services Corp. (the Transfer Agent), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, is responsible for providing transfer agency services to the Fund. The Transfer Agent has contracted with SS&C GIDS, Inc. (SS&C GIDS) to serve as sub-transfer agent. The Transfer Agent pays the fees of SS&C GIDS for services as sub-transfer agent and SS&C GIDS is not entitled to reimbursement for such fees from the Fund (with the exception of out-of-pocket fees).
The Fund pays the Transfer Agent a monthly transfer agency fee based on the number or the average value of accounts, depending on the type of account. In addition, the Fund pays the Transfer Agent a fee for shareholder services based on the number of accounts or on a percentage of the average aggregate value of the Fund’s shares maintained in omnibus accounts up to the lesser of the amount charged by the financial intermediary or a cap established by the Board of Trustees from time to time.
The Transfer Agent also receives compensation from the Fund for various shareholder services and reimbursements for certain out-of-pocket fees. Total transfer agency fees for Institutional 2 Class and Institutional 3 Class shares are subject to an annual limitation of not more than 0.07% and 0.02%, respectively, of the average daily net assets attributable to each share class.
For the six months ended November 30, 2025, the Fund’s annualized effective transfer agency fee rates as a percentage of average daily net assets of each class were as follows:
Effective rate (%)
Class A	0.08
Class C	0.08
Institutional Class	0.08
Institutional 2 Class	0.05
Institutional 3 Class	0.01
Class R	0.08
Class S	0.08
An annual minimum account balance fee of $20 may apply to certain accounts with a value below the applicable share class’s initial minimum investment requirements to reduce the impact of small accounts on transfer agency fees. These minimum account balance fees are remitted to the Fund and recorded as part of expense reductions in the Statement of Operations. For the six months ended November 30, 2025, these minimum account balance fees reduced total expenses of the Fund by $80.
Distribution and service fees
The Fund has entered into an agreement with Columbia Management Investment Distributors, Inc. (the Distributor), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, for distribution and shareholder services. Under a Plan and Agreement of Distribution, the Fund pays a fee at the maximum annual rates of up to 0.25%, 1.00% and 0.50% of the Fund’s average daily net assets attributable to Class A, Class C and Class R shares, respectively. For Class C shares, of the 1.00% fee, up to 0.75% can be reimbursed for distribution expenses and up to an additional 0.25% can be reimbursed for shareholder servicing expenses. For Class R shares, of the 0.50% fee, up to 0.25% can be reimbursed for shareholder servicing expenses.
Columbia Dividend Opportunity Fund  | 2025
23

Notes to Financial Statements (continued)
November 30, 2025 (Unaudited)
The amount of distribution and shareholder services expenses incurred by the Distributor and not yet reimbursed (unreimbursed expense) was approximately $759,000 for Class C shares. This amount is based on the most recent information available as of September 30, 2025, and may be recovered from future payments under the distribution plan or contingent deferred sales charges (CDSCs). To the extent the unreimbursed expense has been fully recovered, the distribution and/or shareholder services fee is reduced.
Sales charges
Sales charges, including front-end charges and CDSCs, received by the Distributor for distributing Fund shares for the six months ended November 30, 2025, if any, are listed below:
	Front End (%)	CDSC (%)	Amount ($)
Class A	5.75	0.50 - 1.00 (a)	119,485
Class C	—	1.00 (b)	1,369

(a)
This charge is imposed on certain investments of between $1 million and $50 million redeemed within 18 months after purchase, as follows: 1.00% if redeemed within 12 months after purchase, and 0.50% if redeemed more than 12, but less than 18, months after purchase, with certain limited exceptions.

(b)	This charge applies to redemptions within 12 months after purchase, with certain limited exceptions.
The Fund’s other share classes are not subject to sales charges.
Expenses waived/reimbursed by the Investment Manager and its affiliates
The Investment Manager and certain of its affiliates have contractually agreed to waive fees and/or reimburse expenses (excluding certain fees and expenses described below) for the period(s) disclosed below, unless sooner terminated at the sole discretion of the Board of Trustees, so that the Fund’s net operating expenses, after giving effect to fees waived/expenses reimbursed and any balance credits and/or overdraft charges from the Fund’s custodian, do not exceed the following annual rate(s) as a percentage of the classes’ average daily net assets:
	October 1, 2025 through September 30, 2026 (%)	Prior to October 1, 2025 (%)
Class A	1.02	1.06
Class C	1.77	1.81
Institutional Class	0.77	0.81
Institutional 2 Class	0.74	0.77
Institutional 3 Class	0.69	0.73
Class R	1.27	1.31
Class S	0.77	0.81
Under the agreement governing these fee waivers and/or expense reimbursement arrangements, the following fees and expenses are excluded from the waiver/reimbursement commitment, and therefore will be paid by the Fund, if applicable: taxes (including foreign transaction taxes), expenses associated with investments in affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange-traded funds), transaction costs and brokerage commissions, costs related to any securities lending program, dividend expenses associated with securities sold short, inverse floater program fees and expenses, transaction charges and interest on borrowed money, interest, costs associated with shareholder meetings, infrequent and/or unusual expenses and any other expenses the exclusion of which is specifically approved by the Board of Trustees. This agreement may be modified or amended only with approval from the Investment Manager, certain of its affiliates and the Fund. Any fees waived and/or expenses reimbursed under the expense reimbursement arrangements described above are not recoverable by the Investment Manager or its affiliates in future periods.
Note 4. Federal tax information
The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP because of temporary or permanent book to tax differences.
24
Columbia Dividend Opportunity Fund  | 2025

Notes to Financial Statements (continued)
November 30, 2025 (Unaudited)
At November 30, 2025, the approximate cost of all investments for federal income tax purposes and the aggregate gross approximate unrealized appreciation and depreciation based on that cost was:
Federal tax cost ($)	Gross unrealized appreciation ($)	Gross unrealized (depreciation) ($)	Net unrealized appreciation ($)
1,473,434,000	755,472,000	(22,142,000)	733,330,000
Tax cost of investments and unrealized appreciation/(depreciation) may also include timing differences that do not constitute adjustments to tax basis.
Management of the Fund has concluded that there are no significant uncertain tax positions in the Fund that would require recognition in the financial statements. However, management’s conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). Generally, the Fund’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.
Note 5. Portfolio information
The cost of purchases and proceeds from sales of securities, excluding short-term investments and derivatives, if any, aggregated to $279,839,757 and $363,774,682, respectively, for the six months ended November 30, 2025. The amount of purchase and sale activity impacts the portfolio turnover rate reported in the Financial Highlights.
Note 6. Affiliated money market fund
The Fund invests in Columbia Short-Term Cash Fund, an affiliated money market fund established for the exclusive use by the Fund and other affiliated funds (the Affiliated MMF). The income earned by the Fund from such investments is included as Dividends - affiliated issuers in the Statement of Operations. As an investing fund, the Fund indirectly bears its proportionate share of the expenses of the Affiliated MMF. The Affiliated MMF prices its shares with a floating net asset value. The Securities and Exchange Commission has adopted amendments to money market fund rules requiring institutional prime money market funds like the Affiliated MMF to be subject to a discretionary liquidity fee of up to 2% if the imposition of such a fee is determined to be in the best interest of the Affiliated MMF and to a mandatory liquidity fee if daily net redemptions exceed 5% of net assets.
Note 7. Interfund lending
Pursuant to an exemptive order granted by the Securities and Exchange Commission, the Fund participates in a program (the Interfund Program) allowing each participating Columbia Fund (each, a Participating Fund) to lend money directly to and, except for closed-end funds and money market funds, borrow money directly from other Participating Funds for temporary purposes. The amounts eligible for borrowing and lending under the Interfund Program are subject to certain restrictions.
Interfund loans are subject to the risk that the borrowing fund could be unable to repay the loan when due, and a delay in repayment to the lending fund could result in lost opportunities and/or additional lending costs. The exemptive order is subject to conditions intended to mitigate conflicts of interest arising from the Investment Manager’s relationship with each Participating Fund.
The Fund did not borrow or lend money under the Interfund Program during the six months ended November 30, 2025.
Note 8. Line of credit
The Fund has access to a revolving credit facility with a syndicate of banks led by JPMorgan Chase Bank, N.A., Citibank, N.A. and Wells Fargo Bank, N.A. whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. Pursuant to an October 23, 2025 amendment and restatement, the credit facility, which is an agreement between the Fund and certain other funds managed by the Investment Manager or an affiliated investment manager, severally and not jointly, permits aggregate borrowings up to $750 million. Interest is currently charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the federal funds effective rate, (ii) the secured
Columbia Dividend Opportunity Fund  | 2025
25

Notes to Financial Statements (continued)
November 30, 2025 (Unaudited)
overnight financing rate plus 0.10% and (iii) the overnight bank funding rate, plus 1.00% in each case. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. The Fund also pays a commitment fee equal to its pro rata share of the unused amount of the credit facility at a rate of 0.15% per annum. The commitment fee is included in other expenses in the Statement of Operations. This agreement expires annually in October unless extended or renewed. Prior to the October 23, 2025 amendment and restatement, the Fund had access to a revolving credit facility with a syndicate of banks led by JPMorgan Chase Bank, N.A., Citibank, N.A. and Wells Fargo Bank, N.A. which permitted collective borrowings up to $900 million. Interest was charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the federal funds effective rate, (ii) the secured overnight financing rate plus 0.10% and (iii) the overnight bank funding rate, plus 1.00% in each case.
The Fund had no borrowings during the six months ended November 30, 2025.
Note 9. Risks and uncertainties
An investment in the Fund involves risks, including market risk and concentration risk, among others. The value of the Fund’s holdings and the Fund’s net asset value may go down. These declines may be due to factors affecting a particular issuer, or the result of, among other things, political, regulatory, market, economic or social developments affecting the relevant market(s) more generally.
Global economies and financial markets are increasingly interconnected, and conditions and events in one country, region or financial market may adversely impact issuers in a different country, region or financial market. These risks may be magnified if certain events or developments adversely interrupt the global supply chain; in these and other circumstances, such risks might affect companies worldwide. As a result, local, regional or global events such as terrorism, war, other conflicts, natural disasters, disease/virus outbreaks and epidemics or other public health issues, recessions, depressions or other events – or the potential for such events – could have a significant negative impact on global economic and market conditions.
To the extent that the Fund concentrates its investment in particular issuers, countries, geographic regions, industries or sectors, the Fund may be subject to greater risks of adverse developments in such areas of focus than a fund that invests in a wider variety of issuers, countries, geographic regions, industries, sectors or investments.
Additional risk factors of the Fund are described more fully in the Fund’s Prospectus and Statement of Additional Information.
Shareholder concentration risk
At November 30, 2025, affiliated shareholders of record owned 54.1% of the outstanding shares of the Fund in one or more accounts. Fund shares sold to or redeemed by concentrated accounts may have a significant effect on the operations of the Fund. In the case of a large redemption, the Fund may be forced to sell investments at inopportune times, including its liquid positions, which may result in Fund losses and the Fund holding a higher percentage of less liquid positions. Large redemptions could result in decreased economies of scale and increased operating expenses for non-redeeming Fund shareholders.
Note 10. Subsequent events
Management has evaluated the events and transactions that have occurred through the date the financial statements were issued and noted no items requiring adjustment of the financial statements or additional disclosure.
Note 11. Information regarding pending and settled legal proceedings
Ameriprise Financial and certain of its affiliates are involved, in the normal course of business, in legal proceedings that include regulatory inquiries, arbitration and litigation (including class actions) concerning matters arising in connection with the conduct of their activities as part of a diversified financial services firm. Ameriprise Financial believes that the Fund is not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund. Ameriprise Financial is required to make
26
Columbia Dividend Opportunity Fund  | 2025

Notes to Financial Statements (continued)
November 30, 2025 (Unaudited)
quarterly (10-Q), annual (10-K) and, as necessary, 8-K filings with the Securities and Exchange Commission (SEC) on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.
There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased Fund redemptions, reduced sale of Fund shares or other adverse consequences to the Fund. Further, although we believe proceedings are not likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund, these proceedings are subject to uncertainties and, as such, it is inherently difficult to determine whether any loss is probable or even reasonably possible, or to reasonably estimate the amount of any loss that may result from such matters. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief, and may lead to further claims, examinations, adverse publicity or reputational damage, each of which could have a material adverse effect on the consolidated financial condition or results of operations or financial condition of Ameriprise Financial or one or more of its affiliates that provide services to the Fund.
Columbia Dividend Opportunity Fund  | 2025
27

 Approval of Management Agreement
(Unaudited)
Columbia Management Investment Advisers, LLC (the Investment Manager, and together with its domestic and global affiliates, Columbia Threadneedle Investments), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial), serves as the investment manager to Columbia Dividend Opportunity Fund (the Fund). Under a management agreement (the Management Agreement), the Investment Manager provides investment advice and other services to the Fund and other funds distributed by Columbia Management Investment Distributors, Inc. (collectively, the Funds).
On an annual basis, the Fund’s Board of Trustees (the Board), including the independent Board members (the Independent Trustees), considers renewal of the Management Agreement. The Investment Manager prepared detailed reports for the Board and its Contracts Committee (including its Contracts Subcommittee) in March, April and June 2025, including reports providing the results of analyses performed by a third-party data provider, Broadridge Financial Solutions, Inc. (Broadridge), and comprehensive responses by the Investment Manager to written requests for information by independent legal counsel to the Independent Trustees (Independent Legal Counsel), to assist the Board in making this determination. In addition, throughout the year, the Board (or its committees or subcommittees) regularly meets with portfolio management teams and senior management personnel and reviews information prepared by the Investment Manager addressing the services the Investment Manager provides and Fund performance. The Board also accords appropriate weight to the work, deliberations and conclusions of the various committees (including their subcommittees), such as the Contracts Committee, the Investment Review Committee, the Audit Committee and the Compliance Committee in determining whether to continue the Management Agreement.
The Board, at its June 26, 2025 Board meeting (the June Meeting), considered the renewal of the Management Agreement for an additional one-year term. At the June Meeting, Independent Legal Counsel reviewed with the Independent Trustees various factors relevant to the Board’s consideration of advisory agreements and the Board’s legal responsibilities related to such consideration. The Independent Trustees considered such information as they, their legal counsel or the Investment Manager believed reasonably necessary to evaluate and to approve the continuation of the Management Agreement. Among other things, the information and factors considered included the following:
•
Information on the investment performance of the Fund relative to the performance of a group of mutual funds determined to be comparable to the Fund by Broadridge, as well as performance relative to one or more benchmarks;
•
Information on the Fund’s management fees and total expenses, including information comparing the Fund’s expenses to those of a group of comparable mutual funds, as determined by Broadridge;
•
The Investment Manager’s agreement to contractually limit or cap total operating expenses for the Fund so that total operating expenses (excluding certain fees and expenses, such as transaction costs and certain other investment related expenses, interest, taxes, acquired fund fees and expenses and infrequent and/or unusual expenses) would not exceed a specified annual rate, as a percentage of the Fund’s net assets;
•
Terms of the Management Agreement;
•
Descriptions of other agreements and arrangements with affiliates of the Investment Manager relating to the operations of the Fund, including agreements with respect to the provision of transfer agency and shareholder services to the Fund;
•
Descriptions of various services performed by the Investment Manager under the Management Agreement, including portfolio management and portfolio trading practices;
•
Information regarding any recently negotiated management fees of similarly-managed portfolios of other institutional clients of the Investment Manager;
•
Information regarding the resources of the Investment Manager, including information regarding senior management, portfolio managers and other personnel;
•
Information regarding the capabilities of the Investment Manager with respect to compliance monitoring services;
•
The profitability to the Investment Manager and its affiliates from their relationships with the Fund; and
28
Columbia Dividend Opportunity Fund  | 2025

Approval of Management Agreement (continued)
(Unaudited)
•
Report provided by the Board’s independent fee consultant, JDL Consultants, LLC (JDL).
Following an analysis and discussion of the foregoing, and the factors identified below, the Board, including all of the Independent Trustees, approved the renewal of the Management Agreement.
Nature, extent and quality of services provided by the Investment Manager
The Board analyzed various reports and presentations it had received detailing the services performed by the Investment Manager, as well as its history, expertise, resources and relative capabilities, and the qualifications of its personnel.
The Board specifically considered the many developments during recent years concerning the services provided by the Investment Manager. Among other things, the Board noted the organization and depth of the equity and credit research departments. The Board further observed the enhancements to the investment risk management department’s processes, systems and oversight over the past several years.  The Board also took into account the broad scope of services provided by the Investment Manager to the Fund, including, among other services, investment, risk and compliance oversight. The Board also took into account the information it received concerning the Investment Manager’s ability to attract and retain key portfolio management personnel and that it has sufficient resources to provide competitive and adequate compensation to investment personnel.
In connection with the Board’s evaluation of the overall package of services provided by the Investment Manager, the Board also considered the nature, quality and range of administrative services provided to the Fund by the Investment Manager, as well as the achievements in 2024 in the performance of administrative services, and noted the various enhancements anticipated for 2025.  In evaluating the quality of services provided under the Management Agreement, the Board also took into account the organization and strength of the Fund’s and its service providers’ compliance programs. The Board also reviewed the financial condition of the Investment Manager and its affiliates and each entity’s ability to carry out its responsibilities under the Management Agreement and the Fund’s other service agreements.
In addition, the Board discussed the acceptability of the terms of the Management Agreement, noting that no changes were proposed from the form of agreement previously approved.  The Board also noted the wide array of legal and compliance services provided to the Fund under the Management Agreement.
After reviewing these and related factors (including investment performance as discussed below), the Board concluded, within the context of their overall conclusions, that the nature, extent and quality of the services provided to the Fund under the Management Agreement supported the continuation of the Management Agreement.
Investment performance
The Board carefully reviewed the investment performance of the Fund, including detailed reports providing the results of analyses performed by each of the Investment Manager, Broadridge and JDL collectively showing, for various periods (including since manager inception): (i) the performance of the Fund, (ii) the Fund’s performance relative to peers and benchmarks and (iii) the net assets of the Fund.  The Board observed that the Fund’s performance for certain periods ranked above median based on information provided by Broadridge.
The Board also reviewed a description of the third-party data provider’s methodology for identifying the Fund’s peer groups for purposes of performance and expense comparisons.
The Board also considered the Investment Manager’s performance and reputation generally.  After reviewing these and related factors, the Board concluded, within the context of their overall conclusions, that the performance of the Fund and the Investment Manager, in light of other considerations, supported the continuation of the Management Agreement.
Columbia Dividend Opportunity Fund  | 2025
29

Approval of Management Agreement (continued)
(Unaudited)
Comparative fees, costs of services provided and the profits realized by the Investment Manager and its affiliates from their relationships with the Fund
The Board reviewed comparative fees and the costs of services provided under the Management Agreement. The Board members considered detailed comparative information set forth in an annual report on fees and expenses, including, among other things, data (based on analyses conducted by Broadridge and JDL) showing a comparison of the Fund’s expenses with median expenses paid by funds in its comparative peer universe, as well as data showing the Fund’s contribution to the Investment Manager’s profitability.
The Board considered the reports of JDL, which assisted in the Board’s analysis of the Funds’ performance and expenses and the reasonableness of the Funds’ fee rates. The Board accorded particular weight to the notion that a primary objective of the level of fees is to achieve a rational pricing model applied consistently across the various product lines in the Fund family, while assuring that the overall fees for each Fund (with certain exceptions) are generally in line with the current “pricing philosophy” such that Fund total expense ratios, in general, approximate or are lower than the median expense ratios of funds in the same Lipper comparison universe. The Board took into account that the Fund’s total expense ratio (after considering proposed expense caps/waivers) was slightly below the peer universe’s median expense ratio shown in the reports.
After reviewing these and related factors, the Board concluded, within the context of their overall conclusions, that the levels of management fees and expenses of the Fund, in light of other considerations, supported the continuation of the Management Agreement.
The Board also considered the profitability of the Investment Manager and its affiliates in connection with the Investment Manager providing management services to the Fund.  With respect to the profitability of the Investment Manager and its affiliates, the Independent Trustees referred to information discussing the profitability to the Investment Manager and Ameriprise Financial from managing, operating and distributing the Funds. The Board considered that the profitability generated by the Investment Manager in 2024 had increased from 2023 levels due to a variety of factors, including the increased assets under management of the Funds. It also took into account the indirect economic benefits flowing to the Investment Manager or its affiliates in connection with managing or distributing the Funds, such as the enhanced ability to offer various other financial products to Ameriprise Financial customers, soft dollar benefits and overall reputational advantages. The Board noted that the fees paid by the Fund should permit the Investment Manager to offer competitive compensation to its personnel, make necessary investments in its business and earn an appropriate profit.  After reviewing these and related factors, the Board concluded, within the context of their overall conclusions, that the costs of services provided and the profitability to the Investment Manager and its affiliates from their relationships with the Fund supported the continuation of the Management Agreement.
Economies of scale
The Board considered the potential existence of economies of scale in the provision by the Investment Manager of services to the Fund, and whether those economies of scale were shared with the Fund through breakpoints in investment management fees or other means, such as expense limitation arrangements and additional investments by the Investment Manager in investment, trading, compliance and other resources. The Board considered the economies of scale that might be realized as the Fund’s net asset level grows and took note of the extent to which Fund shareholders might also benefit from such growth. In this regard, the Board took into account that management fees decline as Fund assets exceed various breakpoints, all of which have not been surpassed. The Board observed that the Management Agreement thus provides for breakpoints in the management fee rate schedule that allow opportunities for shareholders to realize lower fees as Fund assets grow and that there are additional opportunities through other means for sharing economies of scale with shareholders.
Conclusion
The Board reviewed all of the above considerations in reaching its decision to approve the continuation of the Management Agreement. In reaching its conclusions, no single factor was determinative.
30
Columbia Dividend Opportunity Fund  | 2025

Approval of Management Agreement (continued)
(Unaudited)
On June 26, 2025, the Board, including all of the Independent Trustees, determined that fees payable under the Management Agreement were fair and reasonable in light of the extent and quality of services provided and approved the renewal of the Management Agreement.
Columbia Dividend Opportunity Fund  | 2025
31

Columbia Dividend Opportunity Fund
P.O. Box 219104
Kansas City, MO 64121-9104

Please read and consider the investment objectives, risks, charges and expenses for any fund carefully before investing. For a prospectus and summary prospectus, which contains this and other important information about the Fund, go to
columbiathreadneedleus.com/investor/. The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.
Columbia Threadneedle Investments® (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved.
© 2025 Columbia Management Investment Advisers, LLC.
columbiathreadneedleus.com/investor/
SAR140_05_T01_(01/26)

Columbia Flexible Capital Income Fund
Semi-Annual Financial Statements and Additional Information
November 30, 2025 (Unaudited)

Not FDIC or NCUA Insured	No Financial Institution Guarantee	May Lose Value

Columbia Flexible Capital Income Fund | 2025

Portfolio of Investments
November 30, 2025 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities

Common Stocks 36.9%
Issuer	Shares	Value ($)
Communication Services 2.4%
Diversified Telecommunication Services 1.9%
AT&T, Inc.	525,000	13,660,500
Verizon Communications, Inc.	250,000	10,277,500
Total		23,938,000
Media 0.5%
Comcast Corp., Class A	225,000	6,005,250
Total Communication Services		29,943,250
Consumer Discretionary 2.0%
Broadline Retail 0.5%
Macy’s, Inc.	300,000	6,708,000
Hotels, Restaurants & Leisure 0.8%
Darden Restaurants, Inc.	52,500	9,427,950
Household Durables 0.2%
Newell Brands, Inc.	750,000	2,737,500
Specialty Retail 0.5%
Best Buy Co., Inc.	85,000	6,738,800
Total Consumer Discretionary		25,612,250
Consumer Staples 3.3%
Beverages 1.0%
PepsiCo, Inc.	85,000	12,642,900
Food Products 0.7%
Mondelez International, Inc., Class A	165,000	9,499,050
Personal Care Products 0.5%
Kenvue, Inc.	400,000	6,940,000
Tobacco 1.1%
Philip Morris International, Inc.	85,000	13,385,800
Total Consumer Staples		42,467,750
Common Stocks (continued)
Issuer	Shares	Value ($)
Energy 3.0%
Oil, Gas & Consumable Fuels 3.0%
Chevron Corp.	82,500	12,468,225
Diamondback Energy, Inc.	45,000	6,866,550
EOG Resources, Inc.	60,000	6,471,000
Exxon Mobil Corp.	105,000	12,171,600
Total		37,977,375
Total Energy		37,977,375
Financials 6.9%
Banks 2.9%
JPMorgan Chase & Co.	31,500	9,862,020
M&T Bank Corp.	70,000	13,315,400
U.S. Bancorp	265,000	12,998,250
Total		36,175,670
Capital Markets 2.3%
Ares Capital Corp.	475,000	9,794,500
Blackstone Secured Lending Fund	250,000	6,897,500
Morgan Stanley	77,500	13,148,650
Total		29,840,650
Financial Services 0.0%
Clovis Liquidation Trust(a),(b),(c)	11,789,772	176,847
Insurance 0.7%
MetLife, Inc.	117,500	8,995,800
Mortgage Real Estate Investment Trusts (REITS) 1.0%
Starwood Property Trust, Inc.	675,000	12,379,500
Total Financials		87,568,467
Health Care 5.7%
Biotechnology 1.7%
AbbVie, Inc.	55,000	12,523,500
Amgen, Inc.	27,500	9,500,150
Total		22,023,650
Health Care Equipment & Supplies 0.6%
Medtronic PLC	70,000	7,373,100
Health Care Providers & Services 1.0%
CVS Health Corp.	155,000	12,455,800
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Flexible Capital Income Fund  | 2025
3

Portfolio of Investments (continued)
November 30, 2025 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Pharmaceuticals 2.4%
Bristol-Myers Squibb Co.	225,000	11,070,000
Merck & Co., Inc.	115,000	12,055,450
Pfizer, Inc.	260,000	6,692,400
Total		29,817,850
Total Health Care		71,670,400
Industrials 2.7%
Aerospace & Defense 1.2%
Lockheed Martin Corp.	21,000	9,615,060
RTX Corp.	36,500	6,384,215
Total		15,999,275
Air Freight & Logistics 0.5%
United Parcel Service, Inc., Class B	65,000	6,226,350
Ground Transportation 0.5%
Union Pacific Corp.	25,500	5,911,665
Machinery 0.5%
Stanley Black & Decker, Inc.	92,500	6,615,600
Total Industrials		34,752,890
Information Technology 4.4%
Communications Equipment 1.0%
Cisco Systems, Inc.	165,000	12,695,100
Electronic Equipment, Instruments & Components 0.7%
Corning, Inc.	107,500	9,051,500
IT Services 0.6%
International Business Machines Corp.	25,000	7,714,500
Semiconductors & Semiconductor Equipment 1.3%
Broadcom, Inc.	16,500	6,648,840
Texas Instruments, Inc.	60,000	10,096,200
Total		16,745,040
Technology Hardware, Storage & Peripherals 0.8%
HP, Inc.	375,000	9,157,500
Total Information Technology		55,363,640
Materials 1.6%
Chemicals 1.1%
LyondellBasell Industries NV, Class A	140,000	6,858,600
Nutrien Ltd.	110,000	6,398,700
Total		13,257,300
Common Stocks (continued)
Issuer	Shares	Value ($)
Containers & Packaging 0.5%
International Paper Co.	170,000	6,711,600
Total Materials		19,968,900
Real Estate 2.7%
Industrial REITs 0.6%
Prologis, Inc.	60,000	7,711,800
Office REITs 0.6%
BXP, Inc.	95,000	6,874,200
Residential REITs 0.5%
Invitation Homes, Inc.	225,000	6,345,000
Retail REITs 0.5%
Realty Income Corp.	115,000	6,625,150
Specialized REITs 0.5%
VICI Properties, Inc.	225,000	6,484,500
Total Real Estate		34,040,650
Utilities 2.2%
Electric Utilities 1.6%
Duke Energy Corp.	52,500	6,506,850
Entergy Corp.	67,500	6,582,600
FirstEnergy Corp.	140,000	6,680,800
Total		19,770,250
Gas Utilities 0.6%
UGI Corp.	195,000	7,712,250
Total Utilities		27,482,500
Total Common Stocks (Cost $380,765,541)		466,848,072

Convertible Bonds 13.7%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Aerospace & Defense 0.5%
Intuitive Machines, Inc.(d)
10/01/2030	2.500%	6,000,000	6,260,400
Automotive 0.6%
Rivian Automotive, Inc.
03/15/2029	4.625%	6,500,000	7,228,431
Brokerage/Asset Managers/Exchanges 1.0%
Galaxy Digital Holdings LP(d)
12/01/2029	2.500%	3,000,000	4,151,357
05/01/2031	0.500%	2,500,000	2,083,287
The accompanying Notes to Financial Statements are an integral part of this statement.
4
Columbia Flexible Capital Income Fund  | 2025

Portfolio of Investments (continued)
November 30, 2025 (Unaudited)
Convertible Bonds (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
WisdomTree, Inc.(d)
08/15/2030	4.625%	6,000,000	5,997,810
Total			12,232,454
Cable and Satellite 0.5%
BlackSky Technology, Inc.(d)
08/01/2033	8.250%	6,000,000	6,194,230
Consumer Products 0.5%
LCI Industries(d)
03/01/2030	3.000%	5,500,000	6,146,422
Diversified Manufacturing 0.5%
Greenbrier Companies, Inc. (The)
04/15/2028	2.875%	6,000,000	6,339,000
Electric 1.7%
PG&E Corp.
12/01/2027	4.250%	6,000,000	6,153,000
PPL Capital Funding, Inc.(d)
12/01/2030	3.000%	6,000,000	6,113,672
WEC Energy Group, Inc.
06/01/2029	4.375%	7,500,000	9,117,942
Total			21,384,614
Finance Companies 0.5%
Hercules Capital, Inc.(d)
09/01/2028	4.750%	6,400,000	6,327,040
Health Care 0.5%
Oscar Health, Inc.(d)
09/01/2030	2.250%	6,000,000	6,453,000
Healthcare REIT 0.5%
Welltower OP LLC(d)
07/15/2029	3.125%	4,000,000	6,636,000
Leisure 0.9%
Carnival Corp.
12/01/2027	5.750%	2,500,000	5,046,791
Live Nation Entertainment, Inc.(d)
01/15/2030	2.875%	6,500,000	6,565,000
Total			11,611,791
Metals and Mining 0.3%
Vizsla Silver Corp.(d)
01/15/2031	5.000%	3,100,000	3,723,365
Other Financial Institutions 0.7%
MARA Holdings, Inc.(d),(e)
06/01/2031	0.000%	10,500,000	9,133,588
Convertible Bonds (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Other REIT 0.9%
PennyMac Corp.
03/15/2026	5.500%	12,000,000	11,976,000
Pharmaceuticals 0.9%
Bridgebio Pharma, Inc.(d)
03/01/2031	1.750%	3,300,000	5,480,062
Cytokinetics, Inc.(d)
10/01/2031	1.750%	5,000,000	6,359,011
Total			11,839,073
Retailers 0.0%
Farfetch Ltd.(f)
05/01/2027	0.000%	8,300,000	31,125
Technology 2.2%
Eos Energy Enterprises, Inc.(d)
06/15/2030	6.750%	1,600,000	5,086,171
Nebius Group NV(d)
09/15/2032	2.750%	6,000,000	6,257,800
Plug Power, Inc.(d)
12/01/2033	6.750%	3,200,000	3,108,615
Progress Software Corp.
03/01/2030	3.500%	6,500,000	6,533,244
Strategy, Inc.(e)
12/01/2029	0.000%	7,500,000	6,183,750
Total			27,169,580
Transportation Services 0.5%
Hertz Corp. (The)(d)
10/01/2030	5.500%	8,000,000	6,307,678
Wireless 0.5%
AST SpaceMobile, Inc.(d)
10/15/2032	2.375%	4,500,000	4,941,000
01/15/2036	2.000%	1,500,000	1,253,850
Total			6,194,850
Total Convertible Bonds (Cost $168,376,841)			173,188,641

Convertible Preferred Stocks 10.3%
Issuer		Shares	Value ($)
Financials 3.0%
Banks 1.0%
Bank of America Corp.(g)	7.250%	10,000	12,520,000
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Flexible Capital Income Fund  | 2025
5

Portfolio of Investments (continued)
November 30, 2025 (Unaudited)
Convertible Preferred Stocks (continued)
Issuer		Shares	Value ($)
Capital Markets 1.5%
Ares Management Corp.	6.750%	135,000	6,704,100
KKR & Co., Inc.	6.250%	250,000	12,440,000
Total			19,144,100
Financial Services 0.5%
Shift4 Payments, Inc.	6.000%	67,500	6,070,859
Total Financials			37,734,959
Health Care 1.0%
Health Care Providers & Services 0.5%
BrightSpring Health Services, Inc.	6.750%	52,500	6,411,207
Life Sciences Tools & Services 0.5%
Bruker Corp.	6.375%	17,500	6,527,850
Total Health Care			12,939,057
Industrials 1.8%
Aerospace & Defense 1.0%
Boeing Co. (The)	6.000%	200,000	12,509,387
Trading Companies & Distributors 0.8%
QXO, Inc.	5.500%	185,000	9,979,718
Total Industrials			22,489,105
Information Technology 1.7%
Semiconductors & Semiconductor Equipment 0.8%
Microchip Technology, Inc.	7.500%	190,000	9,792,600
Technology Hardware, Storage & Peripherals 0.9%
Hewlett Packard Enterprise Co.	7.625%	200,000	12,183,517
Total Information Technology			21,976,117
Materials 0.8%
Chemicals 0.8%
Albemarle Corp.	7.250%	175,000	9,579,321
Total Materials			9,579,321
Convertible Preferred Stocks (continued)
Issuer		Shares	Value ($)
Utilities 2.0%
Electric Utilities 2.0%
Nextera Energy, Inc.	7.234%	90,000	4,578,300
NextEra Energy, Inc.	7.299%	80,000	4,404,745
PG&E Corp.	6.000%	165,000	6,737,206
Southern Co. (The)	7.125%	187,500	9,435,957
Total			25,156,208
Total Utilities			25,156,208
Total Convertible Preferred Stocks (Cost $119,865,729)			129,874,767

Corporate Bonds & Notes 36.7%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Aerospace & Defense 1.0%
Boeing Co. (The)
05/01/2054	6.858%	5,500,000	6,266,308
United Technologies Corp.
06/01/2042	4.500%	6,800,000	6,207,324
Total			12,473,632
Airlines 0.5%
American Airlines, Inc.(d)
02/15/2028	7.250%	6,000,000	6,144,537
Apartment REIT 0.5%
Invitation Homes Operating Partnership LP
02/01/2035	4.875%	6,300,000	6,256,704
Automotive 1.3%
American Axle & Manufacturing, Inc.(d)
10/15/2033	7.750%	6,500,000	6,562,592
Nissan Motor Co., Ltd.(d)
07/17/2030	7.500%	6,000,000	6,264,341
Rivian Holdings/Automotive LLC(d)
01/15/2031	10.000%	3,300,000	3,144,299
Total			15,971,232
Banking 1.5%
Citigroup, Inc.(h)
Subordinated
09/19/2039	5.411%	6,500,000	6,567,130
JPMorgan Chase & Co.(g),(h)
	6.500%	5,800,000	5,986,380
JPMorgan Chase & Co.(h)
04/22/2052	3.328%	9,000,000	6,514,096
Total			19,067,606
The accompanying Notes to Financial Statements are an integral part of this statement.
6
Columbia Flexible Capital Income Fund  | 2025

Portfolio of Investments (continued)
November 30, 2025 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Building Materials 0.5%
Stanley Black & Decker, Inc.
11/15/2048	4.850%	7,500,000	6,605,740
Cable and Satellite 0.3%
Telesat Canada/LLC(d)
10/15/2027	6.500%	7,114,000	3,227,799
Chemicals 1.6%
INEOS Finance PLC(d)
04/15/2029	7.500%	7,000,000	6,282,137
Innophos Holdings, Inc.(d)
06/15/2029	11.500%	5,900,000	5,318,112
Olympus Water US Holding Corp.(d)
10/01/2029	6.250%	9,500,000	9,206,607
Total			20,806,856
Construction Machinery 0.2%
Vortex Opco LLC.(d)
04/30/2030	8.000%	7,837,500	736,399
Vortex Opco LLC.(d),(i)
3-month Term SOFR + 6.250% Floor 0.500% 04/30/2030	10.842%	1,800,000	1,623,264
Total			2,359,663
Consumer Products 1.4%
Mattel, Inc.(d)
04/01/2029	3.750%	2,600,000	2,534,149
Mattel, Inc.
10/01/2040	6.200%	2,770,000	2,791,398
11/01/2041	5.450%	1,100,000	1,052,406
Newell Brands, Inc.(h)
04/01/2036	7.375%	3,900,000	3,617,431
Newell Brands, Inc.
04/01/2046	7.000%	5,700,000	4,696,322
SWF Escrow Issuer Corp.(d)
10/01/2029	6.500%	10,500,000	3,609,679
Total			18,301,385
Electric 3.7%
Duke Energy Corp.(h)
09/01/2054	6.450%	6,100,000	6,397,816
Entergy Corp.(h)
12/01/2054	7.125%	6,000,000	6,317,190
Entergy Louisiana LLC
03/15/2055	5.800%	6,000,000	6,157,202
FirstEnergy Corp.
03/01/2050	3.400%	18,000,000	12,607,279
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Pacific Gas and Electric Co.
07/01/2050	4.950%	7,500,000	6,465,763
Wisconsin Electric Power Co.
10/01/2054	5.050%	9,800,000	9,225,069
Total			47,170,319
Food and Beverage 1.4%
Primo Water Holdings, Inc./Triton Water Holdings, Inc.(d)
04/01/2029	6.250%	9,000,000	9,053,772
United Natural Foods, Inc.(d)
10/15/2028	6.750%	9,220,000	9,234,478
Total			18,288,250
Gaming 0.8%
Scientific Games Holdings LP/US FinCo, Inc.(d)
03/01/2030	6.625%	12,000,000	10,626,663
Health Care 1.9%
Acadia Healthcare Co., Inc.(d)
04/15/2029	5.000%	6,500,000	6,315,280
CVS Health Corp.(h)
03/10/2055	7.000%	6,000,000	6,328,377
Quotient Ltd.(a),(c),(d),(j)
04/15/2030	12.000%	2,146,137	2,081,753
Star Parent, Inc.(d)
10/01/2030	9.000%	8,500,000	9,121,356
Total			23,846,766
Independent Energy 2.5%
Hilcorp Energy I LP/Finance Co.(d)
04/15/2030	6.000%	12,500,000	12,090,188
Occidental Petroleum Corp.
07/15/2044	4.500%	11,572,000	9,259,890
04/15/2046	4.400%	12,200,000	9,701,925
Total			31,052,003
Life Insurance 0.5%
MetLife, Inc.
07/15/2052	5.000%	7,000,000	6,491,176
Media and Entertainment 2.9%
Clear Channel Outdoor Holdings, Inc.(d)
04/15/2028	7.750%	12,200,000	12,209,766
Deluxe Corp.(d)
06/01/2029	8.000%	6,500,000	6,569,926
Lions Gate Capital Holdings LLC(d)
04/15/2029	5.500%	14,500,000	11,411,128
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Flexible Capital Income Fund  | 2025
7

Portfolio of Investments (continued)
November 30, 2025 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Mav Acquisition Corp.(d)
08/01/2029	8.000%	6,000,000	6,080,675
Total			36,271,495
Midstream 0.5%
AmeriGas Partners LP/Finance Corp.(d)
06/01/2030	9.500%	6,000,000	6,356,800
Oil Field Services 1.8%
Nabors Industries Ltd.(d)
01/15/2028	7.500%	5,500,000	5,512,010
Nabors Industries, Inc.(d)
08/15/2031	8.875%	7,000,000	6,849,039
Transocean Aquila Ltd.(d)
09/30/2028	8.000%	5,061,538	5,201,466
Transocean Titan Financing Ltd.(d)
02/01/2028	8.375%	5,010,143	5,149,028
Total			22,711,543
Other Financial Institutions —%
WeWork Companies US LLC(a),(c),(d)
08/15/2027	0.000%	6,975,000	0
Other REIT 0.5%
Prologis LP
03/15/2054	5.250%	6,500,000	6,266,869
Packaging 0.9%
Mauser Packaging Solutions Holding Co.(d)
04/15/2030	9.250%	11,500,000	10,881,530
Pharmaceuticals 1.4%
1261229 BC Ltd.(d)
04/15/2032	10.000%	6,100,000	6,313,583
AbbVie, Inc.
03/15/2055	5.600%	6,000,000	6,144,224
Organon & Co./Foreign Debt Co-Issuer BV(d)
05/15/2034	7.875%	4,700,000	3,967,529
Organon Finance 1 LLC(d)
04/30/2031	5.125%	2,000,000	1,675,032
Total			18,100,368
Railroads 0.5%
Union Pacific Corp.
02/20/2035	5.100%	6,100,000	6,331,411
Restaurants 1.0%
Fertitta Entertainment LLC/Finance Co., Inc.(d)
01/15/2030	6.750%	13,000,000	12,124,599
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Retailers 1.1%
Hanesbrands, Inc.(d)
02/15/2031	9.000%	5,500,000	5,803,719
Magic MergeCo, Inc.(d)
05/01/2029	7.875%	9,700,000	8,794,470
Total			14,598,189
Supermarkets 0.7%
Albertsons Cos, Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC(d)
03/31/2031	5.500%	2,739,000	2,777,681
Safeway, Inc.
02/01/2031	7.250%	5,500,000	5,983,759
Total			8,761,440
Technology 5.3%
APLD ComputeCo LLC(d)
12/15/2030	9.250%	6,800,000	6,555,822
Broadcom, Inc.
02/15/2041	3.500%	7,800,000	6,482,868
Cloud Software Group, Inc.(d)
09/30/2029	9.000%	6,000,000	6,201,787
Hewlett Packard Enterprise Co.
10/15/2054	5.600%	6,500,000	6,074,160
International Business Machines Corp.
02/06/2053	5.100%	5,400,000	5,027,919
Minerva Merger Sub, Inc.(d)
02/15/2030	6.500%	12,500,000	12,411,396
Neptune Bidco US, Inc.(d)
04/15/2029	9.290%	9,655,000	9,614,175
Picard Midco, Inc.(d)
03/31/2029	6.500%	5,800,000	5,851,988
Rocket Software, Inc.(d)
02/15/2029	6.500%	9,000,000	8,774,900
Total			66,995,015
Transportation Services 0.5%
Hertz Corp. (The)(d)
07/15/2029	12.625%	6,000,000	6,003,460
Total Corporate Bonds & Notes (Cost $478,933,546)			464,093,050
The accompanying Notes to Financial Statements are an integral part of this statement.
8
Columbia Flexible Capital Income Fund  | 2025

Portfolio of Investments (continued)
November 30, 2025 (Unaudited)

Preferred Debt 0.5%
Issuer	Coupon Rate	Shares	Value ($)
Banking 0.5%
Citigroup Capital XIII(h)
10/30/2040	10.470%	200,000	5,990,000
Total Preferred Debt (Cost $5,262,418)			5,990,000

Warrants —%
Issuer	Shares	Value ($)
Health Care —%
Health Care Equipment & Supplies —%
Quotient Ltd.(a),(b),(c) 10/13/2026	24,163	0
Quotient Ltd.(a),(b),(c) 07/06/2027	111,309	0
Total		0
Total Health Care		0
Total Warrants (Cost $—)		0

Money Market Funds 1.0%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 4.061%(k),(l)	12,883,945	12,880,079
Total Money Market Funds (Cost $12,879,825)		12,880,079
Total Investments in Securities (Cost: $1,166,083,900)		1,252,874,609
Other Assets & Liabilities, Net		11,717,030
Net Assets		1,264,591,639
Notes to Portfolio of Investments
(a)
Represents fair value as determined in good faith under procedures approved by the Board of Trustees. At November 30, 2025, the total value of these securities amounted to $2,258,600, which represents 0.18% of total net assets.

(b)	Non-income producing investment.
(c)	Valuation based on significant unobservable inputs.
(d)
Represents privately placed and other securities and instruments exempt from Securities and Exchange Commission registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. At November 30, 2025, the total value of these securities amounted to $400,848,272, which represents 31.70% of total net assets.

(e)	Zero coupon bond.
(f)	Represents a security in default.
(g)	Perpetual security with no specified maturity date.
(h)
Represents a variable rate security with a step coupon where the rate adjusts according to a schedule for a series of periods, typically lower for an initial period and then increasing to a higher coupon rate thereafter. The interest rate shown was the current rate as of November 30, 2025.

(i)	Variable rate security. The interest rate shown was the current rate as of November 30, 2025.
(j)	Payment-in-kind security. Interest can be paid by issuing additional par of the security or in cash.
(k)	The rate shown is the seven-day current annualized yield at November 30, 2025.
(l)
Under the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended November 30, 2025 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Realized gain (loss)($)	Dividends($)	End of period shares
Columbia Short-Term Cash Fund, 4.061%
	197,401	175,982,349	(163,299,905)	234	12,880,079	(63)	214,320	12,883,945
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Flexible Capital Income Fund  | 2025
9

Portfolio of Investments (continued)
November 30, 2025 (Unaudited)
Abbreviation Legend
SOFR	Secured Overnight Financing Rate
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
■
 Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date.  Valuation adjustments are not applied to Level 1 investments.
■
 Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
■
 Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Investments falling into the Level 3 category, if any, are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
The Fund’s Board of Trustees (the Board) has designated the Investment Manager, through its Valuation Committee (the Committee), as valuation designee, responsible for determining the fair value of the assets of the Fund for which market quotations are not readily available using valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. Representatives of Columbia Management Investment Advisers, LLC report to the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
The following table is a summary of the inputs used to value the Fund’s investments at November 30, 2025:
	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Investments in Securities
Common Stocks
Communication Services	29,943,250	—	—	29,943,250
Consumer Discretionary	25,612,250	—	—	25,612,250
Consumer Staples	42,467,750	—	—	42,467,750
Energy	37,977,375	—	—	37,977,375
Financials	87,391,620	—	176,847	87,568,467
Health Care	71,670,400	—	—	71,670,400
Industrials	34,752,890	—	—	34,752,890
Information Technology	55,363,640	—	—	55,363,640
Materials	19,968,900	—	—	19,968,900
The accompanying Notes to Financial Statements are an integral part of this statement.
10
Columbia Flexible Capital Income Fund  | 2025

Portfolio of Investments (continued)
November 30, 2025 (Unaudited)
Fair value measurements   (continued)
	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Real Estate	34,040,650	—	—	34,040,650
Utilities	27,482,500	—	—	27,482,500
Total Common Stocks	466,671,225	—	176,847	466,848,072
Convertible Bonds	—	173,188,641	—	173,188,641
Convertible Preferred Stocks
Financials	—	37,734,959	—	37,734,959
Health Care	—	12,939,057	—	12,939,057
Industrials	—	22,489,105	—	22,489,105
Information Technology	—	21,976,117	—	21,976,117
Materials	—	9,579,321	—	9,579,321
Utilities	—	25,156,208	—	25,156,208
Total Convertible Preferred Stocks	—	129,874,767	—	129,874,767
Corporate Bonds & Notes	—	462,011,297	2,081,753	464,093,050
Preferred Debt	5,990,000	—	—	5,990,000
Warrants
Health Care	—	—	0 *	0 *
Total Warrants	—	—	0 *	0 *
Money Market Funds	12,880,079	—	—	12,880,079
Total Investments in Securities	485,541,304	765,074,705	2,258,600	1,252,874,609

*	Rounds to zero.
See the Portfolio of Investments for all investment classifications not indicated in the table.
The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.
The Fund does not hold any significant investments (greater than one percent of net assets) categorized as Level 3.
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Flexible Capital Income Fund  | 2025
11

Statement of Assets and Liabilities
November 30, 2025 (Unaudited)

Assets
Investments in securities, at value
Unaffiliated issuers (cost $1,153,204,075)	$1,239,994,530
Affiliated issuers (cost $12,879,825)	12,880,079
Cash	192,351
Receivable for:
Investments sold	1,076,512
Capital shares sold	157,387
Dividends	1,913,589
Interest	8,945,494
Foreign tax reclaims	8,774
Prepaid expenses	6,421
Other assets	29,414
Total assets	1,265,204,551
Liabilities
Payable for:
Capital shares redeemed	299,463
Management services fees	43,746
Distribution and/or service fees	12,570
Transfer agent fees	95,241
Compensation of chief compliance officer	104
Compensation of board members	2,651
Other expenses	35,837
Deferred compensation of board members	123,300
Total liabilities	612,912
Net assets applicable to outstanding capital stock	$1,264,591,639
Represented by
Paid in capital	1,178,345,224
Total distributable earnings (loss)	86,246,415
Total - representing net assets applicable to outstanding capital stock	$1,264,591,639
Class A
Net assets	$385,872,771
Shares outstanding	25,746,268
Net asset value per share	$14.99
Maximum sales charge	5.75%
Maximum offering price per share (calculated by dividing the net asset value per share by 1.0 minus the maximum sales charge for Class A shares)	$15.90
Class C
Net assets	$133,968,997
Shares outstanding	9,013,073
Net asset value per share	$14.86
Institutional Class
Net assets	$689,519,497
Shares outstanding	46,023,442
Net asset value per share	$14.98
Institutional 2 Class
Net assets	$29,989,132
Shares outstanding	1,975,227
Net asset value per share	$15.18
Institutional 3 Class
Net assets	$21,524,951
Shares outstanding	1,444,918
Net asset value per share	$14.90
Class S
Net assets	$3,716,291
Shares outstanding	247,985
Net asset value per share	$14.99
The accompanying Notes to Financial Statements are an integral part of this statement.
12
Columbia Flexible Capital Income Fund  | 2025

Statement of Operations
Six Months Ended November 30, 2025 (Unaudited)

Net investment income
Income:
Dividends — unaffiliated issuers	$13,076,668
Dividends — affiliated issuers	214,320
Interest	21,661,520
Foreign taxes withheld	(53,023)
Total income	34,899,485
Expenses:
Management services fees	3,919,732
Distribution and/or service fees
Class A	466,782
Class C	691,004
Transfer agent fees
Class A	144,136
Class C	53,369
Institutional Class	258,753
Institutional 2 Class	7,561
Institutional 3 Class	1,754
Class S	1,662
Custodian fees	5,100
Printing and postage fees	28,995
Registration fees	54,608
Accounting services fees	16,211
Legal fees	17,780
Compensation of chief compliance officer	104
Compensation of board members	11,554
Deferred compensation of board members	25,556
Other	18,592
Total expenses	5,723,253
Expense reduction	(20)
Total net expenses	5,723,233
Net investment income	29,176,252
Realized and unrealized gain (loss) — net
Net realized gain (loss) on:
Investments — unaffiliated issuers	36,217,195
Investments — affiliated issuers	(63)
Net realized gain	36,217,132
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated issuers	57,560,473
Investments — affiliated issuers	234
Net change in unrealized appreciation (depreciation)	57,560,707
Net realized and unrealized gain	93,777,839
Net increase in net assets resulting from operations	$122,954,091
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Flexible Capital Income Fund  | 2025
13

Statement of Changes in Net Assets

	Six Months Ended November 30, 2025 (Unaudited)	Year Ended May 31, 2025
Operations
Net investment income	$29,176,252	$57,977,686
Net realized gain	36,217,132	43,139,752
Net change in unrealized appreciation (depreciation)	57,560,707	4,861,866
Net increase in net assets resulting from operations	122,954,091	105,979,304
Distributions to shareholders
Net investment income and net realized gains
Class A	(8,465,176)	(17,381,551)
Advisor Class	—	(837,611)
Class C	(2,691,632)	(6,677,890)
Institutional Class	(16,024,343)	(32,474,136)
Institutional 2 Class	(683,491)	(1,611,325)
Institutional 3 Class	(514,757)	(1,173,867)
Class S	(107,253)	(180,373)
Total distributions to shareholders	(28,486,652)	(60,336,753)
Decrease in net assets from capital stock activity	(21,460,150)	(70,790,524)
Total increase (decrease) in net assets	73,007,289	(25,147,973)
Net assets at beginning of period	1,191,584,350	1,216,732,323
Net assets at end of period	$1,264,591,639	$1,191,584,350
The accompanying Notes to Financial Statements are an integral part of this statement.
14
Columbia Flexible Capital Income Fund  | 2025

Statement of Changes in Net Assets  (continued)

	Six Months Ended		Year Ended
	November 30, 2025 (Unaudited)		May 31, 2025
	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity
Class A
Shares sold	1,436,521	20,928,779	3,340,089	46,386,052
Distributions reinvested	572,049	8,214,584	1,220,117	16,868,837
Shares redeemed	(1,951,390)	(28,358,305)	(4,916,888)	(68,152,615)
Net increase (decrease)	57,180	785,058	(356,682)	(4,897,726)
Advisor Class
Shares sold	—	—	428,606	5,969,838
Distributions reinvested	—	—	60,557	832,577
Shares redeemed	—	—	(2,986,390)	(43,053,119)
Net decrease	—	—	(2,497,227)	(36,250,704)
Class C
Shares sold	216,208	3,115,861	584,893	8,090,196
Distributions reinvested	188,611	2,687,014	485,956	6,668,467
Shares redeemed	(1,540,271)	(22,244,513)	(3,682,266)	(50,583,688)
Net decrease	(1,135,452)	(16,441,638)	(2,611,417)	(35,825,025)
Institutional Class
Shares sold	2,918,992	42,512,194	9,057,085	127,197,175
Distributions reinvested	1,111,648	15,953,313	2,333,910	32,250,440
Shares redeemed	(4,291,482)	(62,359,712)	(10,888,833)	(150,887,470)
Net increase (decrease)	(260,842)	(3,894,205)	502,162	8,560,145
Institutional 2 Class
Shares sold	148,755	2,195,751	235,546	3,314,638
Distributions reinvested	46,386	674,217	113,875	1,592,387
Shares redeemed	(183,977)	(2,703,031)	(723,409)	(9,964,427)
Net increase (decrease)	11,164	166,937	(373,988)	(5,057,402)
Institutional 3 Class
Shares sold	113,115	1,644,054	248,797	3,463,103
Distributions reinvested	34,349	489,919	84,257	1,157,350
Shares redeemed	(207,694)	(2,994,645)	(480,718)	(6,629,024)
Net decrease	(60,230)	(860,672)	(147,664)	(2,008,571)
Class S
Shares sold	—	—	719,573	10,155,246
Distributions reinvested	7,477	107,253	12,817	180,373
Shares redeemed	(90,652)	(1,322,883)	(401,230)	(5,646,860)
Net increase (decrease)	(83,175)	(1,215,630)	331,160	4,688,759
Total net decrease	(1,471,355)	(21,460,150)	(5,153,656)	(70,790,524)
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Flexible Capital Income Fund  | 2025
15

Financial Highlights
The following table is intended to help you understand the Fund’s financial performance. Certain information reflects financial results for a single share of a class held for the periods shown. Per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total return assumes reinvestment of all dividends and distributions, if any. Total return does not reflect payment of sales charges, if any. Total return and portfolio turnover are not annualized for periods of less than one year. The ratios of expenses and net investment income are annualized for periods of less than one year. The portfolio turnover rate is calculated without regard to purchase and sales transactions of short-term instruments and certain derivatives, if any. If such transactions were included, the Fund’s portfolio turnover rate may be higher. A zero balance may reflect an amount rounding to less than $0.01 or 0.01%.
	Net asset value, beginning of period	Net investment income	Net realized and unrealized gain (loss)	Total from investment operations	Distributions from net investment income	Distributions from net realized gains	Total distributions to shareholders
Class A
Six Months Ended 11/30/2025 (Unaudited)	$13.88	0.34	1.10	1.44	(0.33)	—	(0.33)
Year Ended 5/31/2025	$13.37	0.65	0.54	1.19	(0.68)	—	(0.68)
Year Ended 5/31/2024	$12.36	0.65	1.06	1.71	(0.70)	—	(0.70)
Year Ended 5/31/2023	$14.56	0.67	(1.85)	(1.18)	(0.67)	(0.35)	(1.02)
Year Ended 5/31/2022	$15.90	0.63	(0.71)	(0.08)	(0.63)	(0.63)	(1.26)
Year Ended 5/31/2021	$12.06	0.58	3.90	4.48	(0.64)	—	(0.64)
Class C
Six Months Ended 11/30/2025 (Unaudited)	$13.77	0.28	1.09	1.37	(0.28)	—	(0.28)
Year Ended 5/31/2025	$13.27	0.54	0.53	1.07	(0.57)	—	(0.57)
Year Ended 5/31/2024	$12.27	0.55	1.05	1.60	(0.60)	—	(0.60)
Year Ended 5/31/2023	$14.46	0.57	(1.84)	(1.27)	(0.57)	(0.35)	(0.92)
Year Ended 5/31/2022	$15.80	0.51	(0.71)	(0.20)	(0.51)	(0.63)	(1.14)
Year Ended 5/31/2021	$11.99	0.47	3.89	4.36	(0.55)	—	(0.55)
Institutional Class
Six Months Ended 11/30/2025 (Unaudited)	$13.88	0.36	1.09	1.45	(0.35)	—	(0.35)
Year Ended 5/31/2025	$13.36	0.68	0.55	1.23	(0.71)	—	(0.71)
Year Ended 5/31/2024	$12.36	0.69	1.04	1.73	(0.73)	—	(0.73)
Year Ended 5/31/2023	$14.56	0.71	(1.86)	(1.15)	(0.70)	(0.35)	(1.05)
Year Ended 5/31/2022	$15.90	0.67	(0.71)	(0.04)	(0.67)	(0.63)	(1.30)
Year Ended 5/31/2021	$12.06	0.61	3.91	4.52	(0.68)	—	(0.68)
Institutional 2 Class
Six Months Ended 11/30/2025 (Unaudited)	$14.06	0.36	1.11	1.47	(0.35)	—	(0.35)
Year Ended 5/31/2025	$13.53	0.70	0.54	1.24	(0.71)	—	(0.71)
Year Ended 5/31/2024	$12.50	0.70	1.07	1.77	(0.74)	—	(0.74)
Year Ended 5/31/2023	$14.72	0.71	(1.87)	(1.16)	(0.71)	(0.35)	(1.06)
Year Ended 5/31/2022	$16.06	0.68	(0.72)	(0.04)	(0.67)	(0.63)	(1.30)
Year Ended 5/31/2021	$12.17	0.62	3.95	4.57	(0.68)	—	(0.68)
The accompanying Notes to Financial Statements are an integral part of this statement.
16
Columbia Flexible Capital Income Fund  | 2025

Financial Highlights (continued)

	Net asset value, end of period	Total return	Total gross expense ratio to average net assets(a)	Total net expense ratio to average net assets(a),(b)	Net investment income ratio to average net assets	Portfolio turnover	Net assets, end of period (000’s)
Class A
Six Months Ended 11/30/2025 (Unaudited)	$14.99	10.49%	0.99%	0.99% (c)	4.66%	20%	$385,873
Year Ended 5/31/2025	$13.88	8.98%	0.99%	0.99% (c)	4.69%	50%	$356,608
Year Ended 5/31/2024	$13.37	14.22%	0.99%	0.99% (c)	5.09%	36%	$348,263
Year Ended 5/31/2023	$12.36	(8.30% )	0.99%	0.99% (c)	5.11%	44%	$349,966
Year Ended 5/31/2022	$14.56	(0.65% )	0.98%	0.98%	4.06%	38%	$371,502
Year Ended 5/31/2021	$15.90	38.27%	1.00%	1.00%	4.13%	58%	$327,938
Class C
Six Months Ended 11/30/2025 (Unaudited)	$14.86	10.02%	1.74%	1.74% (c)	3.91%	20%	$133,969
Year Ended 5/31/2025	$13.77	8.15%	1.74%	1.74% (c)	3.94%	50%	$139,750
Year Ended 5/31/2024	$13.27	13.39%	1.75%	1.75% (c)	4.33%	36%	$169,308
Year Ended 5/31/2023	$12.27	(9.01% )	1.74%	1.74% (c)	4.33%	44%	$191,070
Year Ended 5/31/2022	$14.46	(1.41% )	1.73%	1.73%	3.30%	38%	$245,459
Year Ended 5/31/2021	$15.80	37.25%	1.75%	1.75%	3.40%	58%	$242,640
Institutional Class
Six Months Ended 11/30/2025 (Unaudited)	$14.98	10.55%	0.74%	0.74% (c)	4.91%	20%	$689,519
Year Ended 5/31/2025	$13.88	9.33%	0.74%	0.74% (c)	4.95%	50%	$642,249
Year Ended 5/31/2024	$13.36	14.42%	0.74%	0.74% (c)	5.33%	36%	$611,788
Year Ended 5/31/2023	$12.36	(8.06% )	0.74%	0.74% (c)	5.35%	44%	$666,294
Year Ended 5/31/2022	$14.56	(0.40% )	0.73%	0.73%	4.33%	38%	$734,226
Year Ended 5/31/2021	$15.90	38.60%	0.75%	0.75%	4.39%	58%	$573,637
Institutional 2 Class
Six Months Ended 11/30/2025 (Unaudited)	$15.18	10.57%	0.72%	0.72%	4.94%	20%	$29,989
Year Ended 5/31/2025	$14.06	9.31%	0.72%	0.72%	4.96%	50%	$27,610
Year Ended 5/31/2024	$13.53	14.53%	0.72%	0.72%	5.36%	36%	$31,637
Year Ended 5/31/2023	$12.50	(8.08% )	0.71%	0.71%	5.32%	44%	$39,047
Year Ended 5/31/2022	$14.72	(0.37% )	0.71%	0.71%	4.33%	38%	$64,534
Year Ended 5/31/2021	$16.06	38.70%	0.73%	0.73%	4.41%	58%	$58,024
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Flexible Capital Income Fund  | 2025
17

Financial Highlights (continued)

	Net asset value, beginning of period	Net investment income	Net realized and unrealized gain (loss)	Total from investment operations	Distributions from net investment income	Distributions from net realized gains	Total distributions to shareholders
Institutional 3 Class
Six Months Ended 11/30/2025 (Unaudited)	$13.80	0.36	1.09	1.45	(0.35)	—	(0.35)
Year Ended 5/31/2025	$13.30	0.69	0.53	1.22	(0.72)	—	(0.72)
Year Ended 5/31/2024	$12.30	0.69	1.05	1.74	(0.74)	—	(0.74)
Year Ended 5/31/2023	$14.49	0.71	(1.84)	(1.13)	(0.71)	(0.35)	(1.06)
Year Ended 5/31/2022	$15.83	0.68	(0.71)	(0.03)	(0.68)	(0.63)	(1.31)
Year Ended 5/31/2021	$12.01	0.62	3.89	4.51	(0.69)	—	(0.69)
Class S
Six Months Ended 11/30/2025 (Unaudited)	$13.88	0.36	1.10	1.46	(0.35)	—	(0.35)
Year Ended 5/31/2025(d)	$14.09	0.44	(0.30)(e)	0.14	(0.35)	—	(0.35)

Notes to Financial Highlights
(a)
In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund’s reported expense ratios.

(b)	Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.
(c)	The benefits derived from expense reductions had an impact of less than 0.01%.
(d)	Class S shares commenced operations on October 2, 2024. Per share data and total return reflect activity from that date.
(e)
Calculation of the net gain (loss) per share (both realized and unrealized) does not correlate to the aggregate realized and unrealized gain (loss) presented in the Statement of Operations due to timing of Fund shares sold and redeemed in relation to fluctuations in the market value of the portfolio. For a new share class, the difference may be due to the timing of the commencement of operations for the share class.

The accompanying Notes to Financial Statements are an integral part of this statement.
18
Columbia Flexible Capital Income Fund  | 2025

Financial Highlights (continued)

	Net asset value, end of period	Total return	Total gross expense ratio to average net assets(a)	Total net expense ratio to average net assets(a),(b)	Net investment income ratio to average net assets	Portfolio turnover	Net assets, end of period (000’s)
Institutional 3 Class
Six Months Ended 11/30/2025 (Unaudited)	$14.90	10.65%	0.68%	0.68%	4.97%	20%	$21,525
Year Ended 5/31/2025	$13.80	9.30%	0.67%	0.67%	5.01%	50%	$20,771
Year Ended 5/31/2024	$13.30	14.58%	0.67%	0.67%	5.41%	36%	$21,976
Year Ended 5/31/2023	$12.30	(7.96% )	0.67%	0.67%	5.44%	44%	$22,443
Year Ended 5/31/2022	$14.49	(0.33% )	0.66%	0.66%	4.40%	38%	$23,010
Year Ended 5/31/2021	$15.83	38.70%	0.68%	0.68%	4.47%	58%	$17,878
Class S
Six Months Ended 11/30/2025 (Unaudited)	$14.99	10.63%	0.74%	0.74% (c)	4.91%	20%	$3,716
Year Ended 5/31/2025 (d)	$13.88	0.99%	0.75%	0.75%	4.80%	50%	$4,596
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Flexible Capital Income Fund  | 2025
19

Notes to Financial Statements
November 30, 2025 (Unaudited)
Note 1. Organization
Columbia Flexible Capital Income Fund (the Fund), a series of Columbia Funds Series Trust II (the Trust), is a diversified fund. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.
Fund shares
The Trust may issue an unlimited number of shares (without par value). The Fund offers each of the share classes listed in the Statement of Assets and Liabilities. Although all share classes generally have identical voting, dividend and liquidation rights, each share class votes separately when required by the Trust’s organizational documents or by law. Each share class has its own expense and sales charge structure. Different share classes may have different minimum initial investment amounts and pay different net investment income distribution amounts to the extent the expenses of distributing such share classes vary. Distributions to shareholders in a liquidation will be proportional to the net asset value of each share class.
As described in the Fund’s prospectus, Class A and Class C shares are offered to the general public for investment. Class C shares automatically convert to Class A shares after 8 years. Institutional Class, Institutional 2 Class, Institutional 3 Class and Class S shares are available for purchase through authorized investment professionals to omnibus retirement plans or to institutional investors and to certain other investors as also described in the Fund’s prospectus.
Note 2. Summary of significant accounting policies
Basis of preparation
The Fund is an investment company that applies the accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services - Investment Companies (ASC 946). The financial statements are prepared in accordance with U.S. generally accepted accounting principles (GAAP), which requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.
Segment reporting
The intent of FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures is to enable investors to better understand an entity’s overall performance and to assess its potential future cash flows through improved segment disclosures. The chief operating decision maker (CODM) for the Fund is Columbia Management Investment Advisers, LLC through its Investment Oversight Committee and Global Executive Group, which are responsible for assessing performance and making decisions about resource allocation. The CODM has determined that the Fund has a single operating segment because the CODM monitors the operating results of the Fund as a whole and the Fund’s long-term strategic asset allocation is pre-determined in accordance with the terms of its prospectus, based on a defined investment strategy which is executed by the Fund’s portfolio managers as a team. The financial information provided to and reviewed by the CODM is consistent with that presented within the Fund’s financial statements.
Security valuation
Equity securities listed on an exchange are valued at the closing price or last trade price on their primary exchange at the close of business of the New York Stock Exchange. Securities with a closing price not readily available or not listed on any exchange are valued at the mean between the closing bid and ask prices. Listed preferred stocks convertible into common stocks are valued using an evaluated price from a pricing service.
20
Columbia Flexible Capital Income Fund  | 2025

Notes to Financial Statements (continued)
November 30, 2025 (Unaudited)
Debt securities generally are valued based on prices obtained from pricing services, which are intended to reflect market transactions for normal, institutional-size trading units of similar securities. The services may use various pricing techniques that take into account, as applicable, factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as approved independent broker-dealer quotes. Debt securities for which quotations are not readily available or not believed to be reflective of market value may also be valued based upon a bid quote from an approved independent broker-dealer. Debt securities maturing in 60 days or less are valued primarily at amortized market value, unless this method results in a valuation that management believes does not approximate fair value.
Foreign equity securities are valued based on the closing price or last trade price on their primary exchange at the close of business of the New York Stock Exchange. If any foreign equity security closing prices are not readily available, the securities are valued at the mean of the latest quoted bid and ask prices on such exchanges or markets. Foreign currency exchange rates are determined at the scheduled closing time of the New York Stock Exchange. Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange; therefore, the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. In those situations, foreign securities will be fair valued pursuant to a policy approved by the Board of Trustees. Under the policy, the Fund may utilize a third-party pricing service to determine these fair values. The third-party pricing service takes into account multiple factors, including relevant general and sector indices, currency fluctuations, depositary receipts, and futures, as applicable, to determine a good faith estimate that reasonably reflects the current market conditions as of the close of the New York Stock Exchange. The fair value of a security is likely to be different from the quoted or published price, if available.
Investments in open-end investment companies (other than exchange-traded funds (ETFs)), are valued at the latest net asset value reported by those companies as of the valuation time.
Investments for which market quotations are not readily available, or that have quotations which management believes are not reflective of market value or reliable, are valued at fair value as determined in good faith under procedures approved by the Board of Trustees. If a security or class of securities (such as foreign securities) is valued at fair value, such value is likely to be different from the quoted or published price for the security, if available.
The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine fair value.
GAAP requires disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category. This information is disclosed following the Fund’s Portfolio of Investments.
Security transactions
Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.
Income recognition
Interest income is recorded on an accrual basis. Market premiums and discounts, including original issue discounts, are amortized and accreted, respectively, over the expected life of the security on all debt securities, unless otherwise noted. For convertible securities, premiums attributable to the conversion feature are not amortized.
The Fund may place a debt security on non-accrual status and reduce related interest income when it becomes probable that the interest will not be collected and the amount of uncollectible interest can be reasonably estimated. The Fund may also adjust accrual rates when it becomes probable the full interest will not be collected and a partial payment will be received. A defaulted debt security is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.
Corporate actions and dividend income are generally recorded net of any non-reclaimable tax withholdings, on the ex-dividend date or upon receipt of an ex-dividend notification in the case of certain foreign securities.
Columbia Flexible Capital Income Fund  | 2025
21

Notes to Financial Statements (continued)
November 30, 2025 (Unaudited)
The Fund may receive distributions from holdings in equity securities, business development companies (BDCs), exchange-traded funds (ETFs), limited partnerships (LPs), other regulated investment companies (RICs), and real estate investment trusts (REITs), which report information as to the tax character of their distributions annually. These distributions are allocated to dividend income, capital gain and return of capital based on actual information reported. Return of capital is recorded as a reduction of the cost basis of securities held. If the Fund no longer owns the applicable securities, return of capital is recorded as a realized gain. With respect to REITs, to the extent actual information has not yet been reported, estimates for return of capital are made by Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial). The Investment Manager’s estimates are subsequently adjusted when the actual character of the distributions is disclosed by the REITs, which could result in a proportionate change in return of capital to shareholders.
Awards from class action litigation are recorded as a reduction of cost basis if the Fund still owns the applicable securities on the payment date. If the Fund no longer owns the applicable securities on the payment date, the proceeds are recorded as realized gains.
The value of additional securities received as an income payment through a payment-in-kind, if any, is recorded as interest income and increases the cost basis of such securities.
Expenses
General expenses of the Trust are allocated to the Fund and other funds of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the Fund are charged to the Fund. Expenses directly attributable to a specific class of shares are charged to that share class.
Determination of class net asset value
All income, expenses (other than class-specific expenses, which are charged to that share class, as shown in the Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of the Fund on a daily basis, based on the relative net assets of each class, for purposes of determining the net asset value of each class.
Federal income tax status
The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of its investment company taxable income and net capital gain, if any, for its tax year, and as such will not be subject to federal income taxes. In addition, the Fund intends to distribute in each calendar year substantially all of its ordinary income, capital gain net income and certain other amounts, if any, such that the Fund should not be subject to federal excise tax. Therefore, no federal income or excise tax provision is recorded.
Foreign taxes
The Fund may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries, as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.
Realized gains in certain countries may be subject to foreign taxes at the Fund level, based on statutory rates. The Fund accrues for such foreign taxes on realized and unrealized gains at the appropriate rate for each jurisdiction, as applicable. The amount, if any, is disclosed as a liability in the Statement of Assets and Liabilities.
Distributions to shareholders
Distributions from net investment income, if any, are declared and paid each calendar quarter. Net realized capital gains, if any, are distributed at least annually. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.
22
Columbia Flexible Capital Income Fund  | 2025

Notes to Financial Statements (continued)
November 30, 2025 (Unaudited)
Guarantees and indemnifications
Under the Trust’s organizational documents and, in some cases, by contract, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust or its funds. In addition, certain of the Fund’s contracts with its service providers contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined, and the Fund has no historical basis for predicting the likelihood of any such claims.
Recent accounting pronouncements and regulatory updates
Accounting Standards Update 2023-09 Income Taxes (Topic 740)
In December 2023, the FASB issued Accounting Standards Update No. 2023-09 Income Taxes (Topic 740) Improvements to Income Tax Disclosures. The amendments were issued to enhance the transparency and decision usefulness of income tax disclosures primarily related to rate reconciliation and income taxes paid information. The amendments are effective for annual periods beginning after December 15, 2024, with early adoption permitted. Management expects that the adoption of the amendments will not have a material impact on its financial statements.
Note 3. Fees and other transactions with affiliates
Management services fees
The Fund has entered into a Management Agreement with Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial). Under the Management Agreement, the Investment Manager provides the Fund with investment research and advice and is responsible for administrative and accounting services. The management services fee is an annual fee that is equal to a percentage of the Fund’s daily net assets that declines from 0.65% to 0.54% as the Fund’s net assets increase. The annualized effective management services fee rate for the six months ended November 30, 2025 was 0.63% of the Fund’s average daily net assets.
Compensation of Board members
Members of the Board of Trustees who are not officers or employees of the Investment Manager or Ameriprise Financial are compensated for their services to the Fund as disclosed in the Statement of Operations. Under a Deferred Compensation Plan (the Deferred Plan), these members of the Board of Trustees may elect to defer payment of up to 100% of their compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of certain funds managed by the Investment Manager. The Fund’s liability for these amounts is adjusted for market value changes and remains in the Fund until distributed in accordance with the Deferred Plan. All amounts payable under the Deferred Plan constitute a general unsecured obligation of the Fund. The expense for the Deferred Plan, which includes Trustees’ fees deferred during the current period as well as any gains or losses on the Trustees’ deferred compensation balances as a result of market fluctuations, is included in "Deferred compensation of board members" in the Statement of Operations.
Compensation of Chief Compliance Officer
The Board of Trustees has appointed a Chief Compliance Officer for the Fund in accordance with federal securities regulations. As disclosed in the Statement of Operations, a portion of the Chief Compliance Officer’s total compensation is allocated to the Fund, along with other allocations to affiliated registered investment companies managed by the Investment Manager and its affiliates, based on relative net assets.
Transfer agency fees
Under a Transfer and Dividend Disbursing Agent Agreement, Columbia Management Investment Services Corp. (the Transfer Agent), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, is responsible for providing transfer agency services to the Fund. The Transfer Agent has contracted with SS&C GIDS, Inc. (SS&C GIDS) to serve as sub-transfer agent. The Transfer Agent pays the fees of SS&C GIDS for services as sub-transfer agent and SS&C GIDS is not entitled to reimbursement for such fees from the Fund (with the exception of out-of-pocket fees).
Columbia Flexible Capital Income Fund  | 2025
23

Notes to Financial Statements (continued)
November 30, 2025 (Unaudited)
The Fund pays the Transfer Agent a monthly transfer agency fee based on the number or the average value of accounts, depending on the type of account. In addition, the Fund pays the Transfer Agent a fee for shareholder services based on the number of accounts or on a percentage of the average aggregate value of the Fund’s shares maintained in omnibus accounts up to the lesser of the amount charged by the financial intermediary or a cap established by the Board of Trustees from time to time.
The Transfer Agent also receives compensation from the Fund for various shareholder services and reimbursements for certain out-of-pocket fees. Total transfer agency fees for Institutional 2 Class and Institutional 3 Class shares are subject to an annual limitation of not more than 0.07% and 0.02%, respectively, of the average daily net assets attributable to each share class.
For the six months ended November 30, 2025, the Fund’s annualized effective transfer agency fee rates as a percentage of average daily net assets of each class were as follows:
Effective rate (%)
Class A	0.08
Class C	0.08
Institutional Class	0.08
Institutional 2 Class	0.05
Institutional 3 Class	0.02
Class S	0.08
An annual minimum account balance fee of $20 may apply to certain accounts with a value below the applicable share class’s initial minimum investment requirements to reduce the impact of small accounts on transfer agency fees. These minimum account balance fees are remitted to the Fund and recorded as part of expense reductions in the Statement of Operations. For the six months ended November 30, 2025, these minimum account balance fees reduced total expenses of the Fund by $20.
Distribution and service fees
The Fund has entered into an agreement with Columbia Management Investment Distributors, Inc. (the Distributor), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, for distribution and shareholder services. Under a Plan and Agreement of Distribution, the Fund pays a fee at the maximum annual rates of up to 0.25% and 1.00% of the Fund’s average daily net assets attributable to Class A and Class C shares, respectively. For Class C shares, of the 1.00% fee, up to 0.75% can be reimbursed for distribution expenses and up to an additional 0.25% can be reimbursed for shareholder servicing expenses.
The amount of distribution and shareholder services expenses incurred by the Distributor and not yet reimbursed (unreimbursed expense) was approximately $1,101,000 for Class C shares. This amount is based on the most recent information available as of September 30, 2025, and may be recovered from future payments under the distribution plan or contingent deferred sales charges (CDSCs). To the extent the unreimbursed expense has been fully recovered, the distribution and/or shareholder services fee is reduced.
Sales charges
Sales charges, including front-end charges and CDSCs, received by the Distributor for distributing Fund shares for the six months ended November 30, 2025, if any, are listed below:
	Front End (%)	CDSC (%)	Amount ($)
Class A	5.75	0.50 - 1.00 (a)	125,385
Class C	—	1.00 (b)	987

(a)
This charge is imposed on certain investments of between $1 million and $50 million redeemed within 18 months after purchase, as follows: 1.00% if redeemed within 12 months after purchase, and 0.50% if redeemed more than 12, but less than 18, months after purchase, with certain limited exceptions.

(b)	This charge applies to redemptions within 12 months after purchase, with certain limited exceptions.
The Fund’s other share classes are not subject to sales charges.
24
Columbia Flexible Capital Income Fund  | 2025

Notes to Financial Statements (continued)
November 30, 2025 (Unaudited)
Expenses waived/reimbursed by the Investment Manager and its affiliates
The Investment Manager and certain of its affiliates have contractually agreed to waive fees and/or reimburse expenses (excluding certain fees and expenses described below) for the period(s) disclosed below, unless sooner terminated at the sole discretion of the Board of Trustees, so that the Fund’s net operating expenses, after giving effect to fees waived/expenses reimbursed and any balance credits and/or overdraft charges from the Fund’s custodian, do not exceed the following annual rate(s) as a percentage of the classes’ average daily net assets:
	October 1, 2025 through September 30, 2026 (%)	Prior to October 1, 2025 (%)
Class A	1.07	1.07
Class C	1.82	1.82
Institutional Class	0.82	0.82
Institutional 2 Class	0.79	0.80
Institutional 3 Class	0.76	0.75
Class S	0.82	0.82
Under the agreement governing these fee waivers and/or expense reimbursement arrangements, the following fees and expenses are excluded from the waiver/reimbursement commitment, and therefore will be paid by the Fund, if applicable: taxes (including foreign transaction taxes), expenses associated with investments in affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange-traded funds), transaction costs and brokerage commissions, costs related to any securities lending program, dividend expenses associated with securities sold short, inverse floater program fees and expenses, transaction charges and interest on borrowed money, interest, costs associated with shareholder meetings, infrequent and/or unusual expenses and any other expenses the exclusion of which is specifically approved by the Board of Trustees. This agreement may be modified or amended only with approval from the Investment Manager, certain of its affiliates and the Fund. Any fees waived and/or expenses reimbursed under the expense reimbursement arrangements described above are not recoverable by the Investment Manager or its affiliates in future periods.
Note 4. Federal tax information
The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP because of temporary or permanent book to tax differences.
At November 30, 2025, the approximate cost of all investments for federal income tax purposes and the aggregate gross approximate unrealized appreciation and depreciation based on that cost was:
Federal tax cost ($)	Gross unrealized appreciation ($)	Gross unrealized (depreciation) ($)	Net unrealized appreciation ($)
1,166,084,000	146,972,000	(60,181,000)	86,791,000
Tax cost of investments and unrealized appreciation/(depreciation) may also include timing differences that do not constitute adjustments to tax basis.
The following capital loss carryforwards, determined at May 31, 2025, may be available to reduce future net realized gains on investments, if any, to the extent permitted by the Internal Revenue Code.
No expiration short-term ($)	No expiration long-term ($)	Total ($)
(40,221,784)	—	(40,221,784)
Columbia Flexible Capital Income Fund  | 2025
25

Notes to Financial Statements (continued)
November 30, 2025 (Unaudited)
Management of the Fund has concluded that there are no significant uncertain tax positions in the Fund that would require recognition in the financial statements. However, management’s conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). Generally, the Fund’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.
Note 5. Portfolio information
The cost of purchases and proceeds from sales of securities, excluding short-term investments and derivatives, if any, aggregated to $247,858,317 and $281,011,716, respectively, for the six months ended November 30, 2025. The amount of purchase and sale activity impacts the portfolio turnover rate reported in the Financial Highlights.
Note 6. Affiliated money market fund
The Fund invests in Columbia Short-Term Cash Fund, an affiliated money market fund established for the exclusive use by the Fund and other affiliated funds (the Affiliated MMF). The income earned by the Fund from such investments is included as Dividends - affiliated issuers in the Statement of Operations. As an investing fund, the Fund indirectly bears its proportionate share of the expenses of the Affiliated MMF. The Affiliated MMF prices its shares with a floating net asset value. The Securities and Exchange Commission has adopted amendments to money market fund rules requiring institutional prime money market funds like the Affiliated MMF to be subject to a discretionary liquidity fee of up to 2% if the imposition of such a fee is determined to be in the best interest of the Affiliated MMF and to a mandatory liquidity fee if daily net redemptions exceed 5% of net assets.
Note 7. Interfund lending
Pursuant to an exemptive order granted by the Securities and Exchange Commission, the Fund participates in a program (the Interfund Program) allowing each participating Columbia Fund (each, a Participating Fund) to lend money directly to and, except for closed-end funds and money market funds, borrow money directly from other Participating Funds for temporary purposes. The amounts eligible for borrowing and lending under the Interfund Program are subject to certain restrictions.
Interfund loans are subject to the risk that the borrowing fund could be unable to repay the loan when due, and a delay in repayment to the lending fund could result in lost opportunities and/or additional lending costs. The exemptive order is subject to conditions intended to mitigate conflicts of interest arising from the Investment Manager’s relationship with each Participating Fund.
The Fund did not borrow or lend money under the Interfund Program during the six months ended November 30, 2025.
Note 8. Line of credit
The Fund has access to a revolving credit facility with a syndicate of banks led by JPMorgan Chase Bank, N.A., Citibank, N.A. and Wells Fargo Bank, N.A. whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. Pursuant to an October 23, 2025 amendment and restatement, the credit facility, which is an agreement between the Fund and certain other funds managed by the Investment Manager or an affiliated investment manager, severally and not jointly, permits aggregate borrowings up to $750 million. Interest is currently charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the federal funds effective rate, (ii) the secured overnight financing rate plus 0.10% and (iii) the overnight bank funding rate, plus 1.00% in each case. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. The Fund also pays a commitment fee equal to its pro rata share of the unused amount of the credit facility at a rate of 0.15% per annum. The commitment fee is included in other expenses in the Statement of Operations. This agreement expires annually in October unless extended or renewed. Prior to the October 23, 2025 amendment and restatement, the Fund had access to a revolving credit facility with a syndicate of banks led by JPMorgan Chase Bank, N.A., Citibank, N.A. and Wells Fargo Bank, N.A. which permitted collective borrowings up to $900 million. Interest was charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the federal funds effective rate, (ii) the secured overnight financing rate plus 0.10% and (iii) the overnight bank funding rate, plus 1.00% in each case.
26
Columbia Flexible Capital Income Fund  | 2025

Notes to Financial Statements (continued)
November 30, 2025 (Unaudited)
The Fund had no borrowings during the six months ended November 30, 2025.
Note 9. Risks and uncertainties
An investment in the Fund involves risks, including market risk and concentration risk, among others. The value of the Fund’s holdings and the Fund’s net asset value may go down. These declines may be due to factors affecting a particular issuer, or the result of, among other things, political, regulatory, market, economic or social developments affecting the relevant market(s) more generally.
Global economies and financial markets are increasingly interconnected, and conditions and events in one country, region or financial market may adversely impact issuers in a different country, region or financial market. These risks may be magnified if certain events or developments adversely interrupt the global supply chain; in these and other circumstances, such risks might affect companies worldwide. As a result, local, regional or global events such as terrorism, war, other conflicts, natural disasters, disease/virus outbreaks and epidemics or other public health issues, recessions, depressions or other events – or the potential for such events – could have a significant negative impact on global economic and market conditions.
To the extent that the Fund concentrates its investment in particular issuers, countries, geographic regions, industries or sectors, the Fund may be subject to greater risks of adverse developments in such areas of focus than a fund that invests in a wider variety of issuers, countries, geographic regions, industries, sectors or investments.
Additional risk factors of the Fund are described more fully in the Fund’s Prospectus and Statement of Additional Information.
Shareholder concentration risk
At November 30, 2025, affiliated shareholders of record owned 34.5% of the outstanding shares of the Fund in one or more accounts. Fund shares sold to or redeemed by concentrated accounts may have a significant effect on the operations of the Fund. In the case of a large redemption, the Fund may be forced to sell investments at inopportune times, including its liquid positions, which may result in Fund losses and the Fund holding a higher percentage of less liquid positions. Large redemptions could result in decreased economies of scale and increased operating expenses for non-redeeming Fund shareholders.
Note 10. Subsequent events
Management has evaluated the events and transactions that have occurred through the date the financial statements were issued and noted no items requiring adjustment of the financial statements or additional disclosure.
Note 11. Information regarding pending and settled legal proceedings
Ameriprise Financial and certain of its affiliates are involved, in the normal course of business, in legal proceedings that include regulatory inquiries, arbitration and litigation (including class actions) concerning matters arising in connection with the conduct of their activities as part of a diversified financial services firm. Ameriprise Financial believes that the Fund is not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund. Ameriprise Financial is required to make quarterly (10-Q), annual (10-K) and, as necessary, 8-K filings with the Securities and Exchange Commission (SEC) on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.
There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased Fund redemptions, reduced sale of Fund shares or other adverse consequences to the Fund. Further, although we believe proceedings are not likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund, these proceedings are subject to uncertainties and, as such, it is inherently difficult to determine whether any loss is probable or even reasonably possible, or to reasonably estimate the amount of any loss that may result from such matters. An adverse outcome in one or more of these proceedings could result in adverse
Columbia Flexible Capital Income Fund  | 2025
27

Notes to Financial Statements (continued)
November 30, 2025 (Unaudited)
judgments, settlements, fines, penalties or other relief, and may lead to further claims, examinations, adverse publicity or reputational damage, each of which could have a material adverse effect on the consolidated financial condition or results of operations or financial condition of Ameriprise Financial or one or more of its affiliates that provide services to the Fund.
28
Columbia Flexible Capital Income Fund  | 2025

 Approval of Management Agreement
(Unaudited)
Columbia Management Investment Advisers, LLC (the Investment Manager, and together with its domestic and global affiliates, Columbia Threadneedle Investments), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial), serves as the investment manager to Columbia Flexible Capital Income Fund (the Fund). Under a management agreement (the Management Agreement), the Investment Manager provides investment advice and other services to the Fund and other funds distributed by Columbia Management Investment Distributors, Inc. (collectively, the Funds).
On an annual basis, the Fund’s Board of Trustees (the Board), including the independent Board members (the Independent Trustees), considers renewal of the Management Agreement.  The Investment Manager prepared detailed reports for the Board and its Contracts Committee (including its Contracts Subcommittee) in March, April and June 2025, including reports providing the results of analyses performed by a third-party data provider, Broadridge Financial Solutions, Inc. (Broadridge), and comprehensive responses by the Investment Manager to written requests for information by independent legal counsel to the Independent Trustees (Independent Legal Counsel), to assist the Board in making this determination.  In addition, throughout the year, the Board (or its committees or subcommittees) regularly meets with portfolio management teams and senior management personnel and reviews information prepared by the Investment Manager addressing the services the Investment Manager provides and Fund performance.  The Board also accords appropriate weight to the work, deliberations and conclusions of the various committees (including their subcommittees), such as the Contracts Committee, the Investment Review Committee, the Audit Committee and the Compliance Committee in determining whether to continue the Management Agreement.
The Board, at its June 26, 2025 Board meeting (the June Meeting), considered the renewal of the Management Agreement for an additional one-year term.  At the June Meeting, Independent Legal Counsel reviewed with the Independent Trustees various factors relevant to the Board’s consideration of advisory agreements and the Board’s legal responsibilities related to such consideration.  The Independent Trustees considered such information as they, their legal counsel or the Investment Manager believed reasonably necessary to evaluate and to approve the continuation of the Management Agreement. Among other things, the information and factors considered included the following:
•
Information on the investment performance of the Fund relative to the performance of a group of mutual funds determined to be comparable to the Fund by Broadridge, as well as performance relative to one or more benchmarks;
•
Information on the Fund’s management fees and total expenses, including information comparing the Fund’s expenses to those of a group of comparable mutual funds, as determined by Broadridge;
•
The Investment Manager’s agreement to contractually limit or cap total operating expenses for the Fund so that total operating expenses (excluding certain fees and expenses, such as transaction costs and certain other investment related expenses, interest, taxes, acquired fund fees and expenses and infrequent and/or unusual expenses) would not exceed a specified annual rate, as a percentage of the Fund’s net assets;
•
Terms of the Management Agreement;
•
Descriptions of other agreements and arrangements with affiliates of the Investment Manager relating to the operations of the Fund, including agreements with respect to the provision of transfer agency and shareholder services to the Fund;
•
Descriptions of various services performed by the Investment Manager under the Management Agreement, including portfolio management and portfolio trading practices;
•
Information regarding any recently negotiated management fees of similarly-managed portfolios of other institutional clients of the Investment Manager;
•
Information regarding the resources of the Investment Manager, including information regarding senior management, portfolio managers and other personnel;
•
Information regarding the capabilities of the Investment Manager with respect to compliance monitoring services;
•
The profitability to the Investment Manager and its affiliates from their relationships with the Fund; and
Columbia Flexible Capital Income Fund  | 2025
29

Approval of Management Agreement (continued)
(Unaudited)
•
Report provided by the Board’s independent fee consultant, JDL Consultants, LLC (JDL).
Following an analysis and discussion of the foregoing, and the factors identified below, the Board, including all of the Independent Trustees, approved the renewal of the Management Agreement.
Nature, extent and quality of services provided by the Investment Manager
The Board analyzed various reports and presentations it had received detailing the services performed by the Investment Manager, as well as its history, expertise, resources and relative capabilities, and the qualifications of its personnel.
The Board specifically considered the many developments during recent years concerning the services provided by the Investment Manager. Among other things, the Board noted the organization and depth of the equity and credit research departments. The Board further observed the enhancements to the investment risk management department’s processes, systems and oversight over the past several years.  The Board also took into account the broad scope of services provided by the Investment Manager to the Fund, including, among other services, investment, risk and compliance oversight.  The Board also took into account the information it received concerning the Investment Manager’s ability to attract and retain key portfolio management personnel and that it has sufficient resources to provide competitive and adequate compensation to investment personnel.
In connection with the Board’s evaluation of the overall package of services provided by the Investment Manager, the Board also considered the nature, quality and range of administrative services provided to the Fund by the Investment Manager, as well as the achievements in 2024 in the performance of administrative services, and noted the various enhancements anticipated for 2025.  In evaluating the quality of services provided under the Management Agreement, the Board also took into account the organization and strength of the Fund’s and its service providers’ compliance programs.  The Board also reviewed the financial condition of the Investment Manager and its affiliates and each entity’s ability to carry out its responsibilities under the Management Agreement and the Fund’s other service agreements.
In addition, the Board discussed the acceptability of the terms of the Management Agreement, noting that no changes were proposed from the form of agreement previously approved.  The Board also noted the wide array of legal and compliance services provided to the Fund under the Management Agreement.
After reviewing these and related factors (including investment performance as discussed below), the Board concluded, within the context of their overall conclusions, that the nature, extent and quality of the services provided to the Fund under the Management Agreement supported the continuation of the Management Agreement.
Investment performance
The Board carefully reviewed the investment performance of the Fund, including detailed reports providing the results of analyses performed by each of the Investment Manager, Broadridge and JDL collectively showing, for various periods (including since manager inception): (i) the performance of the Fund, (ii) the Fund’s performance relative to peers and benchmarks and (iii) the net assets of the Fund. The Board observed that the Fund’s performance for certain periods ranked above median based on information provided by Broadridge.
The Board also reviewed a description of the third-party data provider’s methodology for identifying the Fund’s peer groups for purposes of performance and expense comparisons.
The Board also considered the Investment Manager’s performance and reputation generally.  After reviewing these and related factors, the Board concluded, within the context of their overall conclusions, that the performance of the Fund and the Investment Manager, in light of other considerations, supported the continuation of the Management Agreement.
30
Columbia Flexible Capital Income Fund  | 2025

Approval of Management Agreement (continued)
(Unaudited)
Comparative fees, costs of services provided and the profits realized by the Investment Manager and its affiliates from their relationships with the Fund
The Board reviewed comparative fees and the costs of services provided under the Management Agreement.  The Board members considered detailed comparative information set forth in an annual report on fees and expenses, including, among other things, data (based on analyses conducted by Broadridge and JDL) showing a comparison of the Fund’s expenses with median expenses paid by funds in its comparative peer universe, as well as data showing the Fund’s contribution to the Investment Manager’s profitability.
The Board considered the reports of JDL, which assisted in the Board’s analysis of the Funds’ performance and expenses and the reasonableness of the Funds’ fee rates.  The Board accorded particular weight to the notion that a primary objective of the level of fees is to achieve a rational pricing model applied consistently across the various product lines in the Fund family, while assuring that the overall fees for each Fund (with certain exceptions) are generally in line with the current “pricing philosophy” such that Fund total expense ratios, in general, approximate or are lower than the median expense ratios of funds in the same Lipper comparison universe.  The Board took into account that the Fund’s total expense ratio (after considering proposed expense caps/waivers) was below the peer universe’s median expense ratio shown in the reports.
After reviewing these and related factors, the Board concluded, within the context of their overall conclusions, that the levels of management fees and expenses of the Fund, in light of other considerations, supported the continuation of the Management Agreement.
The Board also considered the profitability of the Investment Manager and its affiliates in connection with the Investment Manager providing management services to the Fund.  With respect to the profitability of the Investment Manager and its affiliates, the Independent Trustees referred to information discussing the profitability to the Investment Manager and Ameriprise Financial from managing, operating and distributing the Funds.  The Board considered that the profitability generated by the Investment Manager in 2024 had increased from 2023 levels due to a variety of factors, including the increased assets under management of the Funds.  It also took into account the indirect economic benefits flowing to the Investment Manager or its affiliates in connection with managing or distributing the Funds, such as the enhanced ability to offer various other financial products to Ameriprise Financial customers, soft dollar benefits and overall reputational advantages.  The Board noted that the fees paid by the Fund should permit the Investment Manager to offer competitive compensation to its personnel, make necessary investments in its business and earn an appropriate profit.  After reviewing these and related factors, the Board concluded, within the context of their overall conclusions, that the costs of services provided and the profitability to the Investment Manager and its affiliates from their relationships with the Fund supported the continuation of the Management Agreement.
Economies of scale
The Board considered the potential existence of economies of scale in the provision by the Investment Manager of services to the Fund, and whether those economies of scale were shared with the Fund through breakpoints in investment management fees or other means, such as expense limitation arrangements and additional investments by the Investment Manager in investment, trading, compliance and other resources. The Board considered the economies of scale that might be realized as the Fund’s net asset level grows and took note of the extent to which Fund shareholders might also benefit from such growth.  In this regard, the Board took into account that management fees decline as Fund assets exceed various breakpoints, all of which have not been surpassed. The Board observed that the Management Agreement thus provides for breakpoints in the management fee rate schedule that allow opportunities for shareholders to realize lower fees as Fund assets grow and that there are additional opportunities through other means for sharing economies of scale with shareholders.
Conclusion
The Board reviewed all of the above considerations in reaching its decision to approve the continuation of the Management Agreement.  In reaching its conclusions, no single factor was determinative.
Columbia Flexible Capital Income Fund  | 2025
31

Approval of Management Agreement (continued)
(Unaudited)
On June 26, 2025, the Board, including all of the Independent Trustees, determined that fees payable under the Management Agreement were fair and reasonable in light of the extent and quality of services provided and approved the renewal of the Management Agreement.
32
Columbia Flexible Capital Income Fund  | 2025

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Columbia Flexible Capital Income Fund
P.O. Box 219104
Kansas City, MO 64121-9104

Please read and consider the investment objectives, risks, charges and expenses for any fund carefully before investing. For a prospectus and summary prospectus, which contains this and other important information about the Fund, go to
columbiathreadneedleus.com/investor/. The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.
Columbia Threadneedle Investments® (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved.
© 2025 Columbia Management Investment Advisers, LLC.
columbiathreadneedleus.com/investor/
SAR148_05_T01_(01/26)

Columbia High Yield Bond Fund
Semi-Annual Financial Statements and Additional Information
November 30, 2025 (Unaudited)

Not FDIC or NCUA Insured	No Financial Institution Guarantee	May Lose Value

Columbia High Yield Bond Fund | 2025

Portfolio of Investments
November 30, 2025 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities

Common Stocks 0.1%
Issuer	Shares	Value ($)
Communication Services 0.1%
Wireless Telecommunication Services 0.1%
Altice Luxco 3(a)	82,594	1,510,071
Total Communication Services		1,510,071
Total Common Stocks (Cost $10)		1,510,071

Convertible Bonds 0.6%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Electric 0.6%
NextEra Energy Partners LP(b)
06/15/2026	2.500%	7,035,000	6,911,887
Total Convertible Bonds (Cost $6,868,594)			6,911,887

Corporate Bonds & Notes 91.0%

Aerospace & Defense 2.2%
Allegheny Technologies, Inc.
10/01/2029	4.875%	1,139,000	1,137,244
10/01/2031	5.125%	3,617,000	3,626,876
Spirit AeroSystems, Inc.(b)
11/15/2030	9.750%	1,038,000	1,137,235
TransDigm, Inc.(b)
03/01/2029	6.375%	5,529,000	5,702,519
03/01/2032	6.625%	3,229,000	3,357,321
01/15/2033	6.000%	2,379,000	2,433,384
05/31/2033	6.375%	5,072,000	5,210,416
01/31/2034	6.750%	2,906,000	3,039,414
Total			25,644,409
Airlines 0.6%
American Airlines, Inc.(b)
05/15/2029	8.500%	3,783,000	3,952,312
American Airlines, Inc./AAdvantage Loyalty IP Ltd.(b)
04/20/2029	5.750%	3,490,691	3,524,855
Total			7,477,167
Automotive 2.7%
American Axle & Manufacturing, Inc.
10/01/2029	5.000%	745,000	712,764
American Axle & Manufacturing, Inc.(b)
10/15/2032	6.375%	1,337,000	1,347,541
10/15/2033	7.750%	4,218,000	4,258,617
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Clarios Global LP/US Finance Co.(b)
02/15/2030	6.750%	1,637,000	1,701,546
09/15/2032	6.750%	2,375,000	2,443,150
Forvia SE(b)
09/15/2033	6.750%	1,575,000	1,603,077
IHO Verwaltungs GmbH(b),(c)
11/15/2030	7.750%	1,598,000	1,662,024
11/15/2032	8.000%	1,948,000	2,031,197
Nissan Motor Acceptance Co. LLC(b)
09/30/2030	6.125%	1,252,000	1,241,159
Nissan Motor Co., Ltd.(b)
07/17/2032	7.750%	557,000	586,188
07/17/2035	8.125%	3,695,000	3,914,530
ZF North America Capital, Inc.(b)
04/14/2030	7.125%	1,203,000	1,196,376
03/24/2031	7.500%	2,405,000	2,382,411
04/23/2032	6.875%	6,822,000	6,482,160
Total			31,562,740
Banking 0.2%
Ally Financial, Inc.
Subordinated
02/14/2033	6.700%	1,642,000	1,718,909
Ally Financial, Inc.(d)
Subordinated
01/17/2040	6.646%	584,000	586,907
Total			2,305,816
Brokerage/Asset Managers/Exchanges 1.9%
AG Issuer LLC(b)
03/01/2028	6.250%	1,157,000	1,160,203
Aretec Escrow Issuer 2, Inc.(b)
08/15/2030	10.000%	2,769,000	3,003,923
Aretec Escrow Issuer, Inc.(b)
04/01/2029	7.500%	4,494,000	4,519,603
Focus Financial Partners LLC(b)
09/15/2031	6.750%	1,668,000	1,724,019
Hightower Holding LLC(b)
04/15/2029	6.750%	1,727,000	1,727,488
01/31/2030	9.125%	4,164,000	4,438,102
Osaic Holdings, Inc.(b)
08/01/2032	6.750%	2,712,000	2,807,135
08/01/2033	8.000%	3,133,000	3,221,947
Total			22,602,420
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia High Yield Bond Fund  | 2025
3

Portfolio of Investments (continued)
November 30, 2025 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Building Materials 1.7%
LBM Acquisition LLC(b)
01/15/2029	6.250%	1,255,000	1,121,019
06/15/2031	9.500%	3,022,000	3,113,902
Quikrete Holdings, Inc.(b)
03/01/2032	6.375%	4,400,000	4,575,639
03/01/2033	6.750%	1,648,000	1,718,991
QXO Building Products, Inc.(b)
04/30/2032	6.750%	2,225,000	2,327,205
Standard Building Solutions, Inc.(b)
08/15/2032	6.500%	2,523,000	2,604,630
08/01/2033	6.250%	580,000	594,985
White Cap Supply Holdings LLC(b)
11/15/2030	7.375%	3,330,000	3,395,529
Total			19,451,900
Cable and Satellite 5.3%
CCO Holdings LLC/Capital Corp.(b)
06/01/2029	5.375%	2,730,000	2,705,676
03/01/2030	4.750%	5,338,000	5,086,250
08/15/2030	4.500%	4,269,000	4,013,466
03/01/2031	7.375%	665,000	678,771
02/01/2032	4.750%	4,141,000	3,809,147
01/15/2034	4.250%	3,180,000	2,711,634
CCO Holdings LLC/Capital Corp.
05/01/2032	4.500%	2,030,000	1,832,073
CSC Holdings LLC(b)
04/15/2027	5.500%	520,000	448,563
02/01/2028	5.375%	1,020,000	737,709
04/01/2028	7.500%	460,000	274,841
05/15/2028	11.250%	681,000	527,934
01/31/2029	11.750%	1,770,000	1,233,955
02/01/2029	6.500%	1,199,000	750,520
01/15/2030	5.750%	2,571,000	950,953
12/01/2030	4.625%	1,277,000	455,556
02/15/2031	3.375%	2,688,000	1,492,085
DISH DBS Corp.
07/01/2028	7.375%	915,000	854,007
06/01/2029	5.125%	1,306,000	1,097,932
DISH DBS Corp.(b)
12/01/2028	5.750%	2,603,000	2,513,396
DISH Network Corp.(b)
11/15/2027	11.750%	6,231,000	6,511,666
EchoStar Corp.
11/30/2029	10.750%	5,185,670	5,717,197
EchoStar Corp.(c)
11/30/2030	6.750%	1,932,949	2,007,758
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Sirius XM Radio, Inc.(b)
09/01/2026	3.125%	3,338,000	3,309,285
07/15/2028	4.000%	615,000	599,583
07/01/2030	4.125%	1,890,000	1,795,733
Virgin Media Finance PLC(b)
07/15/2030	5.000%	3,099,000	2,740,066
VZ Secured Financing BV(b)
01/15/2032	5.000%	6,211,000	5,576,884
Ziggo Bond Co. BV(b)
02/28/2030	5.125%	2,315,000	2,073,062
Total			62,505,702
Chemicals 5.0%
Ashland LLC(b)
09/01/2031	3.375%	3,955,000	3,580,328
Celanese US Holdings LLC
04/15/2030	6.500%	798,000	795,615
07/15/2032	6.879%	953,000	972,483
04/15/2033	6.750%	1,142,000	1,136,158
11/15/2033	7.200%	2,117,000	2,212,061
Element Solutions, Inc.(b)
09/01/2028	3.875%	2,432,000	2,377,079
Herens Holdco Sarl(b)
05/15/2028	4.750%	1,777,000	1,536,482
INEOS Finance PLC(b)
04/15/2029	7.500%	4,533,000	4,068,132
INEOS Quattro Finance 2 PLC(b)
03/15/2029	9.625%	6,170,000	5,263,750
Innophos Holdings, Inc.(b)
06/15/2029	11.500%	4,196,851	3,782,937
Inversion Escrow Issuer LLC(b)
08/01/2032	6.750%	3,546,000	3,466,727
Olympus Water US Holding Corp.(b)
10/01/2028	4.250%	1,200,000	1,150,294
10/01/2029	6.250%	2,953,000	2,861,801
06/15/2031	7.250%	3,344,000	3,357,984
02/15/2033	7.250%	2,308,000	2,291,639
Qnity Electronics, Inc.(b)
08/15/2032	5.750%	1,290,000	1,324,311
08/15/2033	6.250%	1,035,000	1,073,667
Tronox, Inc.(b)
03/15/2029	4.625%	2,763,000	1,783,786
09/30/2030	9.125%	2,788,000	2,620,428
The accompanying Notes to Financial Statements are an integral part of this statement.
4
Columbia High Yield Bond Fund  | 2025

Portfolio of Investments (continued)
November 30, 2025 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
WR Grace Holdings LLC(b)
06/15/2027	4.875%	768,000	762,375
08/15/2029	5.625%	6,331,000	5,970,910
03/01/2031	7.375%	1,104,000	1,121,695
08/15/2032	6.625%	5,502,000	5,465,359
Total			58,976,001
Construction Machinery 1.2%
Herc Holdings, Inc.(b)
06/15/2029	6.625%	1,213,000	1,257,560
06/15/2030	7.000%	2,317,000	2,434,973
06/15/2033	7.250%	5,523,000	5,843,724
Ritchie Bros Holdings, Inc.(b)
03/15/2031	7.750%	2,162,000	2,265,882
Synergy Infrastructure Holdings LLC(b)
12/01/2030	7.875%	2,131,000	2,195,554
Total			13,997,693
Consumer Cyclical Services 1.2%
Arches Buyer, Inc.(b)
06/01/2028	4.250%	2,193,000	2,160,403
12/01/2028	6.125%	5,419,000	5,312,846
Garda World Security Corp.(b)
08/01/2032	8.250%	650,000	665,053
Match Group Holdings II LLC(b)
10/01/2031	3.625%	1,536,000	1,406,362
Match Group, Inc.(b)
12/15/2027	5.000%	1,031,000	1,030,532
06/01/2028	4.625%	3,232,000	3,201,706
Total			13,776,902
Consumer Products 0.9%
CD&R Smokey Buyer, Inc./Radio Systems Corp.(b)
10/15/2029	9.500%	1,587,000	1,076,545
Newell Brands, Inc.(b)
06/01/2028	8.500%	1,711,000	1,784,684
Newell Brands, Inc.
05/15/2030	6.375%	1,681,000	1,613,130
05/15/2032	6.625%	2,416,000	2,277,715
Opal Bidco SAS(b)
03/31/2032	6.500%	2,520,000	2,597,234
Whirlpool Corp.
06/15/2030	6.125%	536,000	542,930
06/15/2033	6.500%	559,000	555,599
Total			10,447,837
Diversified Manufacturing 1.6%
Emerald Debt Merger Sub LLC(b)
12/15/2030	6.625%	4,556,000	4,722,310
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
EMRLD Borrower LP/Co-Issuer, Inc.(b)
07/15/2031	6.750%	1,126,000	1,179,422
Gates Corp. (The)(b)
07/01/2029	6.875%	1,548,000	1,613,227
Madison IAQ LLC(b)
06/30/2029	5.875%	2,959,000	2,924,783
Vertical US Newco, Inc.(b)
07/15/2027	5.250%	1,123,000	1,125,709
Wesco Distribution, Inc.(b)
03/15/2033	6.375%	1,404,000	1,471,206
WESCO Distribution, Inc.(b)
06/15/2028	7.250%	1,312,000	1,330,229
03/15/2029	6.375%	1,333,000	1,378,232
03/15/2032	6.625%	3,324,000	3,488,094
Total			19,233,212
Electric 5.1%
Alpha Generation LLC(b)
10/15/2032	6.750%	1,116,000	1,148,293
01/15/2034	6.250%	1,312,000	1,314,249
California Buyer Ltd./Atlantica Sustainable Infrastructure PLC(b)
02/15/2032	6.375%	2,770,000	2,769,761
Clearway Energy Operating LLC(b)
03/15/2028	4.750%	1,741,000	1,740,174
02/15/2031	3.750%	3,711,000	3,452,140
01/15/2032	3.750%	3,029,000	2,767,814
Long Ridge Energy LLC(b)
02/15/2032	8.750%	3,035,000	3,179,389
NextEra Energy Operating Partners LP(b)
09/15/2027	4.500%	1,771,000	1,740,602
01/15/2029	7.250%	1,702,000	1,743,502
NRG Energy, Inc.(b)
06/15/2029	5.250%	4,296,000	4,317,394
07/15/2029	5.750%	294,000	295,461
02/15/2031	3.625%	958,000	896,868
02/01/2033	6.000%	1,546,000	1,579,140
01/15/2034	5.750%	1,937,000	1,950,173
11/01/2034	6.250%	1,180,000	1,216,195
01/15/2036	6.000%	1,937,000	1,965,460
PG&E Corp.(d)
03/15/2055	7.375%	1,165,000	1,206,904
Talen Energy Supply LLC(b)
02/01/2034	6.250%	2,288,000	2,335,236
02/01/2036	6.500%	2,288,000	2,365,957
TerraForm Power Operating LLC(b)
01/31/2028	5.000%	1,764,000	1,760,866
01/15/2030	4.750%	2,189,000	2,104,573
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia High Yield Bond Fund  | 2025
5

Portfolio of Investments (continued)
November 30, 2025 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Vistra Operations Co. LLC(b)
02/15/2027	5.625%	2,840,000	2,840,308
07/31/2027	5.000%	1,538,000	1,542,710
10/15/2031	7.750%	3,221,000	3,423,589
04/15/2032	6.875%	1,715,000	1,802,984
VoltaGrid LLC(b)
11/01/2030	7.375%	2,128,000	2,122,775
XPLR Infrastructure Operating Partners LP(b)
01/15/2031	8.375%	1,654,000	1,733,652
03/15/2033	8.625%	2,949,000	3,084,781
04/15/2034	7.750%	1,751,000	1,779,489
Total			60,180,439
Environmental 0.2%
Waste Pro USA, Inc.(b)
02/01/2033	7.000%	2,802,000	2,921,481
Finance Companies 4.7%
Bread Financial Holdings, Inc.(b)
05/15/2031	6.750%	573,000	584,955
CrossCountry Intermediate HoldCo LLC(b)
10/01/2030	6.500%	1,327,000	1,343,940
GGAM Finance Ltd.(b)
04/15/2029	6.875%	507,000	526,583
03/15/2030	5.875%	4,584,000	4,649,863
goeasy Ltd.(b)
12/01/2028	9.250%	178,000	183,351
07/01/2029	7.625%	1,543,000	1,530,413
05/15/2030	6.875%	370,000	354,302
10/01/2030	7.375%	369,000	356,912
02/15/2031	6.875%	211,000	199,063
Navient Corp.
03/15/2029	5.500%	1,194,000	1,175,442
03/15/2031	11.500%	1,787,000	1,996,669
08/01/2033	5.625%	1,250,000	1,126,111
OneMain Finance Corp.
05/15/2029	6.625%	4,204,000	4,351,738
03/15/2030	7.875%	1,925,000	2,040,469
09/15/2030	4.000%	2,692,000	2,527,643
11/15/2031	7.125%	991,000	1,029,332
03/15/2032	6.750%	2,477,000	2,530,423
09/15/2032	7.125%	557,000	577,010
03/15/2033	6.500%	3,211,000	3,227,821
Provident Funding Associates LP/PFG Finance Corp.(b)
09/15/2029	9.750%	4,825,000	5,068,483
Rocket Cos, Inc.(b)
08/01/2030	6.125%	1,350,000	1,401,442
08/01/2033	6.375%	1,722,000	1,804,924
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Rocket Mortgage LLC/Co-Issuer, Inc.(b)
03/01/2031	3.875%	2,598,000	2,460,023
10/15/2033	4.000%	5,131,000	4,754,464
United Wholesale Mortgage LLC(b)
04/15/2029	5.500%	2,207,000	2,184,660
UWM Holdings LLC(b)
02/01/2030	6.625%	3,344,000	3,396,954
03/15/2031	6.250%	3,558,000	3,574,458
Total			54,957,448
Food and Beverage 1.2%
Chobani Holdco II LLC(b),(c)
10/01/2029	8.750%	3,915,511	4,162,323
Post Holdings, Inc.(b)
09/15/2031	4.500%	1,245,000	1,177,040
02/15/2032	6.250%	1,302,000	1,345,584
10/15/2034	6.250%	1,575,000	1,602,521
Primo Water Holdings, Inc./Triton Water Holdings, Inc.(b)
04/01/2029	6.250%	2,275,000	2,288,592
Simmons Foods, Inc./Prepared Foods, Inc./Pet Food, Inc./Feed(b)
03/01/2029	4.625%	2,448,000	2,357,354
US Foods, Inc.(b)
01/15/2032	7.250%	1,499,000	1,579,433
Total			14,512,847
Gaming 2.7%
Caesars Entertainment, Inc.(b)
10/15/2029	4.625%	1,235,000	1,170,096
02/15/2030	7.000%	1,302,000	1,348,031
02/15/2032	6.500%	4,463,000	4,542,376
10/15/2032	6.000%	3,099,000	2,956,922
Churchill Downs, Inc.(b)
05/01/2031	6.750%	2,584,000	2,666,945
Light & Wonder International, Inc.(b)
10/01/2033	6.250%	2,409,000	2,423,789
Penn National Gaming, Inc.(b)
07/01/2029	4.125%	4,401,000	4,077,277
Rivers Enterprise Borrower LLC/Finance Corp.(b)
02/01/2033	6.625%	2,308,000	2,340,644
Rivers Enterprise Lender LLC/Corp.(b)
10/15/2030	6.250%	1,734,000	1,760,683
Scientific Games Holdings LP/US FinCo, Inc.(b)
03/01/2030	6.625%	6,058,000	5,364,694
Voyager Parent LLC(b)
07/01/2032	9.250%	2,577,000	2,730,449
Total			31,381,906
The accompanying Notes to Financial Statements are an integral part of this statement.
6
Columbia High Yield Bond Fund  | 2025

Portfolio of Investments (continued)
November 30, 2025 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Health Care 5.4%
Acadia Healthcare Co., Inc.(b)
07/01/2028	5.500%	601,000	594,999
04/15/2029	5.000%	2,971,000	2,886,569
03/15/2033	7.375%	2,267,000	2,320,362
Avantor Funding, Inc.(b)
11/01/2029	3.875%	4,425,000	4,222,798
Bausch & Lomb Escrow Corp.(b)
10/01/2028	8.375%	1,194,000	1,246,393
Charles River Laboratories International, Inc.(b)
05/01/2028	4.250%	1,072,000	1,060,658
03/15/2029	3.750%	1,397,000	1,349,213
CHS/Community Health Systems, Inc.(b)
04/15/2029	6.875%	1,783,000	1,638,347
05/15/2030	5.250%	2,990,000	2,825,960
02/15/2031	4.750%	922,000	825,443
01/15/2032	10.875%	1,599,000	1,728,050
Concentra Escrow Issuer Corp.(b)
07/15/2032	6.875%	2,137,000	2,243,704
DaVita, Inc.(b)
06/01/2030	4.625%	1,590,000	1,542,974
07/15/2033	6.750%	2,002,000	2,084,326
IQVIA, Inc.(b)
05/15/2030	6.500%	1,268,000	1,321,128
06/01/2032	6.250%	3,189,000	3,339,177
LifePoint Health, Inc.(b)
10/15/2030	11.000%	961,000	1,059,325
Medline Borrower LP/Co-Issuer, Inc.(b)
04/01/2029	6.250%	1,117,000	1,154,994
Mozart Debt Merger Sub, Inc.(b)
10/01/2029	5.250%	5,432,000	5,443,370
Select Medical Corp.(b)
12/01/2032	6.250%	1,287,000	1,277,469
Star Parent, Inc.(b)
10/01/2030	9.000%	4,402,000	4,723,789
Surgery Center Holdings, Inc.(b)
04/15/2032	7.250%	3,321,000	3,409,980
Tenet Healthcare Corp.
11/01/2027	5.125%	2,309,000	2,316,422
10/01/2028	6.125%	1,456,000	1,460,546
06/15/2030	6.125%	2,352,000	2,405,795
05/15/2031	6.750%	1,992,000	2,074,610
Tenet Healthcare Corp.(b)
11/15/2032	5.500%	5,186,000	5,267,683
11/15/2033	6.000%	1,845,000	1,905,342
Total			63,729,426
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Independent Energy 3.5%
Baytex Energy Corp.(b)
03/15/2032	7.375%	1,026,000	1,042,584
Civitas Resources, Inc.(b)
07/01/2028	8.375%	1,465,000	1,513,847
07/01/2031	8.750%	3,452,000	3,597,551
06/15/2033	9.625%	4,713,000	5,089,061
CNX Resources Corp.(b)
01/15/2029	6.000%	1,737,000	1,745,038
03/01/2032	7.250%	1,093,000	1,141,361
Colgate Energy Partners III LLC(b)
07/01/2029	5.875%	2,906,000	2,916,442
Comstock Resources, Inc.(b)
03/01/2029	6.750%	1,440,000	1,436,492
01/15/2030	5.875%	579,000	562,913
Hilcorp Energy I LP/Finance Co.(b)
11/01/2028	6.250%	1,144,000	1,148,590
04/15/2032	6.250%	1,794,000	1,685,826
11/01/2033	8.375%	1,953,000	2,002,957
02/15/2035	7.250%	4,039,000	3,842,436
Matador Resources Co.(b)
04/15/2028	6.875%	1,625,000	1,663,993
04/15/2032	6.500%	2,887,000	2,932,676
04/15/2033	6.250%	569,000	569,652
Permian Resources Operating LLC(b)
01/15/2032	7.000%	3,483,000	3,628,235
SM Energy Co.
07/15/2028	6.500%	1,332,000	1,347,310
SM Energy Co.(b)
08/01/2029	6.750%	1,162,000	1,159,570
08/01/2032	7.000%	1,757,000	1,713,744
Total			40,740,278
Leisure 3.7%
Boyne USA, Inc.(b)
05/15/2029	4.750%	1,775,000	1,747,618
Carnival Corp.(b)
03/15/2030	5.750%	2,231,000	2,291,999
08/01/2032	5.750%	4,037,000	4,140,284
02/15/2033	6.125%	2,771,000	2,853,395
Cinemark USA, Inc.(b)
07/15/2028	5.250%	2,136,000	2,130,695
NCL Corp., Ltd.(b)
01/15/2031	5.875%	3,180,000	3,146,096
02/01/2032	6.750%	3,979,000	4,041,280
09/15/2033	6.250%	2,552,000	2,523,357
Six Flags Entertainment Corp.(b)
05/15/2031	7.250%	5,673,000	5,407,227
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia High Yield Bond Fund  | 2025
7

Portfolio of Investments (continued)
November 30, 2025 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Six Flags Entertainment Corp./Theme Parks, Inc.(b)
05/01/2032	6.625%	3,602,000	3,597,725
Vail Resorts, Inc.(b)
05/15/2032	6.500%	1,970,000	2,045,423
Viking Cruises Ltd.(b)
02/15/2029	7.000%	2,035,000	2,045,249
07/15/2031	9.125%	3,088,000	3,311,235
10/15/2033	5.875%	4,059,000	4,124,687
Total			43,406,270
Lodging 0.9%
Hilton Domestic Operating Co., Inc.(b)
03/15/2033	5.875%	1,428,000	1,472,344
09/15/2033	5.750%	1,468,000	1,504,303
Hilton Grand Vacations Borrower Escrow LLC(b)
07/01/2031	4.875%	1,829,000	1,695,135
01/15/2032	6.625%	2,288,000	2,326,536
Marriott Ownership Resorts, Inc.(b)
10/01/2033	6.500%	4,180,000	3,976,455
Total			10,974,773
Media and Entertainment 3.7%
Clear Channel Outdoor Holdings, Inc.(b)
04/15/2028	7.750%	3,905,000	3,908,126
06/01/2029	7.500%	2,991,000	2,971,242
04/01/2030	7.875%	3,064,000	3,229,588
02/15/2031	7.125%	1,746,000	1,818,160
03/15/2033	7.500%	2,565,000	2,695,673
Gray Media, Inc.(b)
07/15/2032	9.625%	1,360,000	1,413,728
08/15/2033	7.250%	1,525,000	1,533,971
iHeartCommunications, Inc.(b)
05/01/2029	9.125%	787,348	728,729
05/01/2030	10.875%	472,000	388,517
08/15/2030	7.750%	596,490	510,840
Mav Acquisition Corp.(b)
08/01/2029	8.000%	3,185,000	3,227,825
McGraw-Hill Education, Inc.(b)
09/01/2031	7.375%	1,856,000	1,924,919
Outfront Media Capital LLC/Corp.(b)
03/15/2030	4.625%	601,000	583,792
Roblox Corp.(b)
05/01/2030	3.875%	1,227,000	1,173,735
Snap, Inc.(b)
03/01/2033	6.875%	2,804,000	2,888,457
03/15/2034	6.875%	3,618,000	3,707,850
Univision Communications, Inc.(b)
08/15/2028	8.000%	2,181,000	2,252,023
06/30/2030	7.375%	1,626,000	1,651,403
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
WarnerMedia Holdings, Inc.
03/15/2032	4.279%	2,105,000	1,925,280
03/15/2042	5.050%	5,060,000	4,044,011
03/15/2052	5.141%	1,105,000	829,074
Total			43,406,943
Metals and Mining 2.0%
Carpenter Technology Corp.(b)
03/01/2034	5.625%	1,740,000	1,768,269
Cleveland-Cliffs, Inc.(b)
11/01/2029	6.875%	1,109,000	1,143,127
03/15/2032	7.000%	407,000	417,340
05/01/2033	7.375%	437,000	452,907
Compass Minerals International, Inc.(b)
07/01/2030	8.000%	1,108,000	1,153,351
Constellium SE(b)
04/15/2029	3.750%	1,836,000	1,770,436
08/15/2032	6.375%	2,228,000	2,292,823
Hudbay Minerals, Inc.(b)
04/01/2029	6.125%	1,703,000	1,726,710
Kaiser Aluminum Corp.(b)
06/01/2031	4.500%	4,348,000	4,179,462
03/01/2034	5.875%	2,043,000	2,037,981
Novelis Corp.(b)
01/30/2030	4.750%	2,560,000	2,467,310
08/15/2031	3.875%	1,421,000	1,298,152
08/15/2033	6.375%	1,790,000	1,806,233
Novelis, Inc.(b)
01/30/2030	6.875%	1,070,000	1,108,906
Total			23,623,007
Midstream 5.7%
AmeriGas Partners LP/Finance Corp.(b)
06/01/2030	9.500%	2,741,000	2,903,998
Antero Midstream Partners LP/Finance Corp.(b)
02/01/2032	6.625%	2,160,000	2,240,488
CNX Midstream Partners LP(b)
04/15/2030	4.750%	4,254,000	4,088,762
Delek Logistics Partners LP/Finance Corp.(b)
03/15/2029	8.625%	4,874,000	5,110,724
06/30/2033	7.375%	4,758,000	4,878,049
Hess Midstream Operations LP(b)
03/01/2028	5.875%	983,000	999,953
10/15/2030	5.500%	802,000	810,596
ITT Holdings LLC(b)
08/01/2029	6.500%	436,000	423,102
NuStar Logistics LP
04/28/2027	5.625%	1,089,000	1,099,209
The accompanying Notes to Financial Statements are an integral part of this statement.
8
Columbia High Yield Bond Fund  | 2025

Portfolio of Investments (continued)
November 30, 2025 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Rockies Express Pipeline LLC(b)
03/15/2033	6.750%	1,077,000	1,129,779
Sunoco LP(b),(d),(e)
	7.875%	3,533,000	3,601,649
Sunoco LP(b)
05/01/2029	7.000%	2,606,000	2,712,559
05/01/2032	7.250%	1,670,000	1,763,599
07/01/2033	6.250%	2,350,000	2,414,014
TransMontaigne Partners LLC(b)
06/15/2030	8.500%	3,984,000	4,072,283
Venture Global Calcasieu Pass LLC(b)
08/15/2031	4.125%	1,323,000	1,213,970
11/01/2033	3.875%	3,206,000	2,804,502
Venture Global LNG, Inc.(b),(d),(e)
	9.000%	5,817,000	4,943,992
Venture Global LNG, Inc.(b)
02/01/2029	9.500%	1,512,000	1,596,804
01/15/2030	7.000%	1,148,000	1,126,696
06/01/2031	8.375%	1,939,000	1,943,977
02/01/2032	9.875%	1,388,000	1,444,934
Venture Global Plaquemines LNG LLC(b)
01/15/2034	6.500%	3,716,000	3,845,257
05/01/2035	7.750%	3,157,000	3,516,040
01/15/2036	6.750%	6,012,000	6,304,709
Total			66,989,645
Oil Field Services 2.2%
Archrock Partners LP/Finance Corp.(b)
09/01/2032	6.625%	1,692,000	1,742,798
Kodiak Gas Services LLC(b)
02/15/2029	7.250%	1,321,000	1,378,164
10/01/2033	6.500%	1,701,000	1,734,925
10/01/2035	6.750%	1,004,000	1,031,129
Nabors Industries, Inc.(b)
01/31/2030	9.125%	2,460,000	2,579,894
08/15/2031	8.875%	3,696,000	3,616,293
Transocean Aquila Ltd.(b)
09/30/2028	8.000%	2,558,246	2,628,970
Transocean Titan Financing Ltd.(b)
02/01/2028	8.375%	4,424,857	4,547,517
Transocean, Inc.(b)
05/15/2031	8.500%	2,670,000	2,690,100
USA Compression Partners LP/Finance Corp.(b)
03/15/2029	7.125%	3,284,000	3,412,925
Total			25,362,715
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Other Industry 0.4%
Williams Scotsman International, Inc.(b)
08/15/2028	4.625%	2,944,000	2,913,936
Williams Scotsman, Inc.(b)
06/15/2029	6.625%	1,276,000	1,315,870
04/15/2030	6.625%	767,000	791,654
Total			5,021,460
Other REIT 1.3%
Ladder Capital Finance Holdings LLLP/Corp.(b)
06/15/2029	4.750%	1,610,000	1,586,563
Park Intermediate Holdings LLC/PK Domestic Property LLC/Finance Co-Issuer(b)
10/01/2028	5.875%	3,522,000	3,525,740
05/15/2029	4.875%	2,929,000	2,843,177
RHP Hotel Properties LP/Finance Corp.(b)
07/15/2028	7.250%	811,000	836,864
04/01/2032	6.500%	2,080,000	2,156,238
06/15/2033	6.500%	1,475,000	1,530,597
Service Properties Trust
06/15/2029	8.375%	1,117,000	1,097,530
Service Properties Trust(b)
11/15/2031	8.625%	1,075,000	1,128,177
Total			14,704,886
Packaging 1.0%
Ardagh Metal Packaging Finance USA LLC/PLC(b)
09/01/2029	4.000%	5,692,000	5,311,376
Ardagh Metal Packaging Finance USA LLC/PLC(b),(f)
01/30/2031	6.250%	1,188,000	1,208,499
Clydesdale Acquisition Holdings, Inc.(b)
04/15/2030	8.750%	4,333,000	4,338,415
04/15/2032	6.750%	1,116,000	1,129,893
Total			11,988,183
Pharmaceuticals 1.3%
1261229 BC Ltd.(b)
04/15/2032	10.000%	5,204,000	5,386,211
Bausch Health Companies, Inc.(b)
01/31/2027	8.500%	535,000	532,726
06/01/2028	4.875%	1,785,000	1,622,402
09/30/2028	11.000%	323,000	340,163
02/15/2029	6.250%	602,000	495,170
Grifols Escrow Issuer SA(b)
10/15/2028	4.750%	4,816,000	4,713,032
Organon Finance 1 LLC(b)
04/30/2028	4.125%	1,548,000	1,513,306
04/30/2031	5.125%	624,000	522,610
Total			15,125,620
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia High Yield Bond Fund  | 2025
9

Portfolio of Investments (continued)
November 30, 2025 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Property & Casualty 4.1%
Acrisure LLC/Finance, Inc.(b)
02/01/2029	8.250%	1,940,000	2,019,198
08/01/2029	6.000%	3,294,000	3,254,685
07/01/2032	6.750%	1,346,000	1,377,486
Alliant Holdings Intermediate LLC/Co-Issuer(b)
10/15/2027	6.750%	2,734,000	2,747,471
04/15/2028	6.750%	4,126,000	4,201,001
10/01/2031	6.500%	1,559,000	1,603,515
10/01/2032	7.375%	4,973,000	5,138,782
Ardonagh Finco Ltd.(b)
02/15/2031	7.750%	3,853,000	4,029,460
Ardonagh Group Finance Ltd.(b)
02/15/2032	8.875%	4,967,000	5,127,893
BroadStreet Partners, Inc.(b)
04/15/2029	5.875%	4,036,000	4,034,282
Howden UK Refinance PLC/2 PLC/US Refinance LLC(b)
02/15/2032	8.125%	1,130,000	1,146,633
HUB International Ltd.(b)
01/31/2032	7.375%	3,370,000	3,511,684
HUB International, Ltd.(b)
06/15/2030	7.250%	6,080,000	6,367,901
Panther Escrow Issuer LLC(b)
06/01/2031	7.125%	2,231,000	2,307,350
Ryan Specialty LLC(b)
08/01/2032	5.875%	1,164,000	1,189,921
Total			48,057,262
Railroads 0.9%
Genesee & Wyoming, Inc.(b)
04/15/2032	6.250%	4,230,000	4,356,725
Watco Cos LLC/Finance Corp.(b)
08/01/2032	7.125%	6,175,000	6,462,309
Total			10,819,034
Restaurants 0.8%
1011778 BC ULC/New Red Finance, Inc.(b)
09/15/2029	5.625%	2,253,000	2,296,475
Fertitta Entertainment LLC/Finance Co., Inc.(b)
01/15/2030	6.750%	5,839,000	5,445,810
Yum! Brands, Inc.
04/01/2032	5.375%	1,770,000	1,796,223
Total			9,538,508
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Retailers 2.1%
Advance Auto Parts, Inc.(b)
08/01/2030	7.000%	1,219,000	1,244,485
08/01/2033	7.375%	2,409,000	2,451,346
Asbury Automotive Group, Inc.(b)
02/15/2032	5.000%	1,087,000	1,058,203
Beach Acquisition Bidco LLC(b),(c)
07/15/2033	10.000%	4,859,000	5,270,891
Belron UK Finance PLC(b)
10/15/2029	5.750%	1,399,000	1,423,255
Group 1 Automotive, Inc.(b)
08/15/2028	4.000%	2,345,000	2,294,561
01/15/2030	6.375%	885,000	909,609
Hanesbrands, Inc.(b)
02/15/2031	9.000%	1,908,000	2,013,363
L Brands, Inc.
06/15/2029	7.500%	735,000	749,499
L Brands, Inc.(b)
10/01/2030	6.625%	876,000	889,905
LCM Investments Holdings II LLC(b)
05/01/2029	4.875%	591,000	582,045
08/01/2031	8.250%	1,102,000	1,163,190
Lithia Motors, Inc.(b)
01/15/2031	4.375%	1,665,000	1,598,662
Wolverine World Wide, Inc.(b)
08/15/2029	4.000%	3,412,000	3,131,687
Total			24,780,701
Technology 10.5%
Amentum Escrow Corp.(b)
08/01/2032	7.250%	3,351,000	3,519,194
APLD ComputeCo LLC(b)
12/15/2030	9.250%	6,234,000	6,010,147
Block, Inc.(b)
08/15/2030	5.625%	1,679,000	1,711,240
08/15/2033	6.000%	1,313,000	1,349,688
Block, Inc.
05/15/2032	6.500%	3,353,000	3,505,753
CACI International, Inc.(b)
06/15/2033	6.375%	1,680,000	1,750,978
Camelot Finance SA(b)
11/01/2026	4.500%	225,000	223,670
Central Parent LLC/CDK Global II LLC/Financing, Co., Inc.(b)
06/15/2029	8.000%	828,000	705,934
Central Parent, Inc./CDK Global, Inc.(b)
06/15/2029	7.250%	831,000	689,477
The accompanying Notes to Financial Statements are an integral part of this statement.
10
Columbia High Yield Bond Fund  | 2025

Portfolio of Investments (continued)
November 30, 2025 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Cipher Compute LLC(b)
11/15/2030	7.125%	2,917,000	2,963,349
Clarivate Science Holdings Corp.(b)
07/01/2029	4.875%	5,857,000	5,536,358
Cloud Software Group, Inc,(b)
08/15/2033	6.625%	576,000	576,464
Cloud Software Group, Inc.(b)
09/30/2029	9.000%	7,661,000	7,918,649
06/30/2032	8.250%	2,720,000	2,872,941
Condor Merger Sub, Inc.(b)
02/15/2030	7.375%	8,404,000	7,344,063
Entegris Escrow Corp.(b)
06/15/2030	5.950%	4,576,000	4,687,439
Fair Isaac Corp.(b)
05/15/2033	6.000%	2,236,000	2,302,647
Gen Digital, Inc.(b)
04/01/2033	6.250%	201,000	206,994
GTCR W-2 Merger Sub LLC(b)
01/15/2031	7.500%	2,748,000	2,922,130
HealthEquity, Inc.(b)
10/01/2029	4.500%	1,785,000	1,752,495
ION Platform Finance US Inc./SARL(b)
05/01/2028	4.625%	4,210,000	3,886,071
05/01/2028	5.000%	260,000	241,306
05/15/2028	5.750%	2,323,000	2,178,412
05/01/2029	8.750%	2,225,000	2,213,362
05/30/2029	9.500%	3,309,000	3,365,376
ION Platform Finance US, Inc.(b)
09/30/2032	7.875%	3,399,000	3,235,954
Iron Mountain Information Management Services, Inc.(b)
07/15/2032	5.000%	1,815,000	1,746,857
Iron Mountain, Inc.(b)
02/15/2029	7.000%	1,865,000	1,915,830
01/15/2033	6.250%	1,457,000	1,489,738
Minerva Merger Sub, Inc.(b)
02/15/2030	6.500%	4,608,000	4,575,337
NCR Atleos Escrow Corp.(b)
04/01/2029	9.500%	4,172,000	4,514,728
NCR Corp.(b)
10/01/2028	5.000%	142,000	140,983
04/15/2029	5.125%	2,376,000	2,355,628
Neptune Bidco US, Inc.(b)
04/15/2029	9.290%	5,265,000	5,242,737
05/15/2031	10.375%	1,352,000	1,367,014
Picard Midco, Inc.(b)
03/31/2029	6.500%	5,679,000	5,729,903
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Science Applications International Corp.(b)
11/01/2033	5.875%	2,826,000	2,817,710
Seagate Data Storage Technology Pte Ltd.(b)
12/15/2029	8.250%	1,495,000	1,588,151
Shift4 Payments LLC/Finance Sub, Inc.(b)
08/15/2032	6.750%	3,513,000	3,649,079
Synaptics, Inc.(b)
06/15/2029	4.000%	1,228,000	1,182,131
UKG, Inc.(b)
02/01/2031	6.875%	2,258,000	2,330,712
WEX, Inc.(b)
03/15/2033	6.500%	2,644,000	2,695,293
WULF Compute LLC(b)
10/15/2030	7.750%	1,401,000	1,448,539
ZoomInfo Technologies LLC/Finance Corp.(b)
02/01/2029	3.875%	4,990,000	4,722,341
Total			123,182,802
Transportation Services 0.5%
Avis Budget Car Rental LLC/Finance, Inc.(b)
02/15/2031	8.000%	2,643,000	2,699,739
06/15/2032	8.375%	2,741,000	2,821,930
Total			5,521,669
Wireless 1.2%
Altice France(b)
03/15/2032	6.500%	7,114,954	6,919,528
Altice France Lux 3/Holdings 1(b)
01/15/2033	10.000%	928,400	891,507
Vmed O2 UK Financing I PLC(b)
01/31/2031	4.250%	2,533,000	2,314,417
07/15/2031	4.750%	3,125,000	2,865,941
04/15/2032	7.750%	1,636,000	1,698,437
Total			14,689,830
Wirelines 1.4%
Fibercop SpA(b)
07/18/2036	7.200%	451,000	448,277
Frontier Communications Holdings LLC(b)
05/15/2030	8.750%	2,188,000	2,284,910
03/15/2031	8.625%	2,134,000	2,254,079
Iliad Holding SAS(b)
10/15/2028	7.000%	3,036,000	3,079,166
Iliad Holding SASU(b)
04/15/2031	8.500%	637,000	684,607
04/15/2032	7.000%	1,443,000	1,486,134
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia High Yield Bond Fund  | 2025
11

Portfolio of Investments (continued)
November 30, 2025 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Optics Bidco SpA(b)
06/04/2038	7.721%	1,549,000	1,563,341
Windstream Escrow LLC/Finance Corp.(b)
10/01/2031	8.250%	3,431,000	3,574,728
Windstream Services LLC(b)
10/15/2033	7.500%	1,487,000	1,516,882
Total			16,892,124
Total Corporate Bonds & Notes (Cost $1,064,597,448)			1,070,491,056

Exchange-Traded Fixed Income Funds 1.7%
	Shares	Value ($)
High Yield 1.7%
Columbia Short Duration High Yield ETF(g)	200,000	4,071,500
Columbia US High Yield ETF(g)	810,000	16,493,544
Total		20,565,044
Total Exchange-Traded Fixed Income Funds (Cost $20,244,200)		20,565,044

Foreign Government Obligations(h) 0.2%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Canada 0.2%
NOVA Chemicals Corp.(b)
02/15/2030	9.000%	2,298,000	2,457,768
Total Foreign Government Obligations (Cost $2,305,169)			2,457,768

Rights 0.0%
Issuer	Shares	Value ($)
Communication Services 0.0%
Wireless Telecommunication Services 0.0%
Altice Luxembourg France SA, CVR(a),(i),(j),(k)	3,882	64,189
Total Communication Services		64,189
Total Rights (Cost $226)		64,189

Senior Loans 1.8%
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Airlines 0.1%
AAdvantage Loyalty IP Ltd./American Airlines, Inc.(l),(m)
Term Loan
3-month Term SOFR + 3.250% 05/28/2032	7.134%	1,444,740	1,448,713
Building Materials 0.2%
CP Atlas Buyer, Inc.(l),(m)
Tranche B Term Loan
1-month Term SOFR + 5.250% 07/08/2030	9.166%	2,446,422	2,332,052
Chemicals 0.4%
Ineos Quattro Holdings UK Ltd.(l),(m)
Tranche B Term Loan
1-month Term SOFR + 4.250% 04/02/2029	8.266%	1,476,253	1,127,119
Ineos US Finance LLC(l),(m)
Term Loan
1-month Term SOFR + 3.250% 02/18/2030	7.166%	4,318,094	3,637,994
Total			4,765,113
Consumer Cyclical Services 0.3%
Arches Buyer, Inc.(l),(m)
Term Loan
1-month Term SOFR + 3.250% Floor 0.500% 12/06/2027	7.266%	2,802,930	2,806,237
Property & Casualty 0.1%
Truist Insurance Holdings LLC(l),(m)
2nd Lien Term Loan
3-month Term SOFR + 4.750% 05/06/2032	8.752%	1,305,197	1,319,476
Retailers 0.1%
Hanesbrands, Inc.(l),(m)
Tranche B Term Loan
1-month Term SOFR + 2.750% 03/07/2032	6.666%	591,838	592,826
Technology 0.6%
Ascend Learning LLC(l),(m)
Term Loan
1-month Term SOFR + 3.000% Floor 0.500% 12/11/2028	6.916%	3,993,876	3,992,958
DCert Buyer, Inc.(l),(m)
2nd Lien Term Loan
1-month Term SOFR + 7.000% 02/19/2029	10.916%	340,666	305,748
The accompanying Notes to Financial Statements are an integral part of this statement.
12
Columbia High Yield Bond Fund  | 2025

Portfolio of Investments (continued)
November 30, 2025 (Unaudited)
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Ellucian Holdings, Inc.(l),(m)
2nd Lien Term Loan
1-month Term SOFR + 4.750% 11/22/2032	8.666%	3,140,000	3,155,700
Total			7,454,406
Total Senior Loans (Cost $21,542,633)			20,718,823

Money Market Funds 3.3%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 4.061%(g),(n)	38,904,402	38,892,731
Total Money Market Funds (Cost $38,899,795)		38,892,731
Total Investments in Securities (Cost: $1,154,458,075)		1,161,611,569
Other Assets & Liabilities, Net		15,425,572
Net Assets		1,177,037,141
Notes to Portfolio of Investments
(a)	Non-income producing investment.
(b)
Represents privately placed and other securities and instruments exempt from Securities and Exchange Commission registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. At November 30, 2025, the total value of these securities amounted to $1,004,022,529, which represents 85.30% of total net assets.

(c)	Payment-in-kind security. Interest can be paid by issuing additional par of the security or in cash.
(d)
Represents a variable rate security with a step coupon where the rate adjusts according to a schedule for a series of periods, typically lower for an initial period and then increasing to a higher coupon rate thereafter. The interest rate shown was the current rate as of November 30, 2025.

(e)	Perpetual security with no specified maturity date.
(f)	Represents a security purchased on a when-issued basis.
(g)
Under the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended November 30, 2025 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Realized gain (loss)($)	Dividends($)	End of period shares
Columbia Short Duration High Yield ETF
	—	4,053,000	—	18,500	4,071,500	—	57,738	200,000
Columbia Short-Term Cash Fund, 4.061%
	45,302,659	192,177,001	(198,588,555)	1,626	38,892,731	(2,091)	713,451	38,904,402
Columbia US High Yield ETF
	13,805,382	2,432,400	—	255,762	16,493,544	—	495,819	810,000
Total	59,108,041			275,888	59,457,775	(2,091)	1,267,008

(h)	Principal and interest may not be guaranteed by a governmental entity.
(i)
Represents fair value as determined in good faith under procedures approved by the Board of Trustees. At November 30, 2025, the total value of these securities amounted to $64,189, which represents 0.01% of total net assets.

(j)
Denotes a restricted security, which is subject to legal or contractual restrictions on resale under federal securities laws. Disposal of a restricted investment may involve time-consuming negotiations and expenses, and prompt sale at an acceptable price may be difficult to achieve. Private placement securities are generally considered to be restricted, although certain of those securities may be traded between qualified institutional investors under the provisions of Section 4(a)(2) and Rule 144A. The Fund will not incur any registration costs upon such a trade. These securities are valued at fair value determined in good faith under consistently applied procedures approved by the Fund’s Board of Trustees. At November 30, 2025, the total market value of these securities amounted to $64,189, which represents 0.01% of total net assets. Additional information on these securities is as follows:

Security	Acquisition Dates	Shares	Cost ($)	Value ($)
Altice Luxembourg France SA, CVR	10/15/2025	3,882	226	64,189

The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia High Yield Bond Fund  | 2025
13

Portfolio of Investments (continued)
November 30, 2025 (Unaudited)
Notes to Portfolio of Investments (continued)
(k)	Valuation based on significant unobservable inputs.
(l)
The stated interest rate represents the weighted average interest rate at November 30, 2025 of contracts within the senior loan facility. Interest rates on contracts are primarily determined either weekly, monthly or quarterly by reference to the indicated base lending rate and spread and the reset period. Base lending rates may be subject to a floor or minimum rate. The interest rate for senior loans purchased on a when-issued or delayed delivery basis will be determined upon settlement, therefore no interest rate is disclosed. Senior loans often require prepayments from excess cash flows or permit the borrowers to repay at their election. The degree to which borrowers repay cannot be predicted with accuracy. As a result, remaining maturities of senior loans may be less than the stated maturities. Generally, the Fund is contractually obligated to receive approval from the agent bank and/or borrower prior to the disposition of a senior loan.

(m)	Variable rate security. The interest rate shown was the current rate as of November 30, 2025.
(n)	The rate shown is the seven-day current annualized yield at November 30, 2025.
Abbreviation Legend
CVR	Contingent Value Rights
SOFR	Secured Overnight Financing Rate
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
■
 Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date.  Valuation adjustments are not applied to Level 1 investments.
■
 Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
■
 Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Values of foreign equity securities actively traded in markets where there is a significant delay in the local close relative to the New York Stock Exchange may include an adjustment to reflect the impact of market movements following the close of local trading, as described in Note 2 to the financial statements – Security valuation. When such adjustments have been made, the foreign equity securities are classified as Level 2.
Investments falling into the Level 3 category, if any, are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
The Fund’s Board of Trustees (the Board) has designated the Investment Manager, through its Valuation Committee (the Committee), as valuation designee, responsible for determining the fair value of the assets of the Fund for which market quotations are not readily available using valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. Representatives of Columbia Management Investment Advisers, LLC report to the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
The accompanying Notes to Financial Statements are an integral part of this statement.
14
Columbia High Yield Bond Fund  | 2025

Portfolio of Investments (continued)
November 30, 2025 (Unaudited)
Fair value measurements   (continued)
The following table is a summary of the inputs used to value the Fund’s investments at November 30, 2025:
	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Investments in Securities
Common Stocks
Communication Services	—	1,510,071	—	1,510,071
Total Common Stocks	—	1,510,071	—	1,510,071
Convertible Bonds	—	6,911,887	—	6,911,887
Corporate Bonds & Notes	—	1,070,491,056	—	1,070,491,056
Exchange-Traded Fixed Income Funds	20,565,044	—	—	20,565,044
Foreign Government Obligations	—	2,457,768	—	2,457,768
Rights
Communication Services	—	—	64,189	64,189
Total Rights	—	—	64,189	64,189
Senior Loans	—	20,718,823	—	20,718,823
Money Market Funds	38,892,731	—	—	38,892,731
Total Investments in Securities	59,457,775	1,102,089,605	64,189	1,161,611,569
See the Portfolio of Investments for all investment classifications not indicated in the table.
The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets. These assets include certain foreign securities for which a third party statistical pricing service may be employed for purposes of fair market valuation. The model utilized by such third party statistical pricing service takes into account a security’s correlation to available market data including relevant general and sector indices, currency fluctuations, depositary receipts, and futures, as applicable.
The Fund does not hold any significant investments (greater than one percent of net assets) categorized as Level 3.
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia High Yield Bond Fund  | 2025
15

Statement of Assets and Liabilities
November 30, 2025 (Unaudited)

Assets
Investments in securities, at value
Unaffiliated issuers (cost $1,095,314,080)	$1,102,153,794
Affiliated issuers (cost $59,143,995)	59,457,775
Cash	116,170
Receivable for:
Investments sold	205,938
Capital shares sold	5,787,819
Dividends	96,648
Interest	18,170,401
Foreign tax reclaims	23,229
Expense reimbursement due from Investment Manager	3,332
Prepaid expenses	7,414
Other assets	26,300
Total assets	1,186,048,820
Liabilities
Payable for:
Investments purchased on a delayed delivery basis	1,188,000
Capital shares redeemed	1,209,090
Distributions to shareholders	6,163,623
Management services fees	40,851
Distribution and/or service fees	6,434
Transfer agent fees	74,544
Compensation of chief compliance officer	109
Compensation of board members	2,938
Other expenses	40,690
Deferred compensation of board members	285,400
Total liabilities	9,011,679
Net assets applicable to outstanding capital stock	$1,177,037,141
Represented by
Paid in capital	1,275,388,797
Total distributable earnings (loss)	(98,351,656)
Total - representing net assets applicable to outstanding capital stock	$1,177,037,141
The accompanying Notes to Financial Statements are an integral part of this statement.
16
Columbia High Yield Bond Fund  | 2025

Statement of Assets and Liabilities (continued)
November 30, 2025 (Unaudited)
Class A
Net assets	$408,591,553
Shares outstanding	36,465,523
Net asset value per share	$11.20
Maximum sales charge	4.75%
Maximum offering price per share (calculated by dividing the net asset value per share by 1.0 minus the maximum sales charge for Class A shares)	$11.76
Class C
Net assets	$7,575,670
Shares outstanding	680,259
Net asset value per share	$11.14
Institutional Class
Net assets	$260,291,717
Shares outstanding	23,250,575
Net asset value per share	$11.20
Institutional 2 Class
Net assets	$37,078,365
Shares outstanding	3,320,566
Net asset value per share	$11.17
Institutional 3 Class
Net assets	$443,390,225
Shares outstanding	39,648,501
Net asset value per share	$11.18
Class R
Net assets	$16,360,395
Shares outstanding	1,455,746
Net asset value per share	$11.24
Class S
Net assets	$3,749,216
Shares outstanding	334,879
Net asset value per share	$11.20
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia High Yield Bond Fund  | 2025
17

Statement of Operations
Six Months Ended November 30, 2025 (Unaudited)

Net investment income
Income:
Dividends — affiliated issuers	$1,267,008
Interest	41,429,983
Interfund lending	95
Foreign taxes withheld	(20,931)
Total income	42,676,155
Expenses:
Management services fees	3,980,037
Distribution and/or service fees
Class A	516,447
Class C	37,192
Class R	39,956
Transfer agent fees
Class A	227,575
Class C	4,100
Institutional Class	140,848
Institutional 2 Class	10,367
Institutional 3 Class	11,006
Class R	8,808
Class S	2,336
Custodian fees	6,073
Printing and postage fees	28,059
Registration fees	64,540
Accounting services fees	21,622
Legal fees	19,350
Compensation of chief compliance officer	109
Compensation of board members	11,989
Deferred compensation of board members	60,383
Other	20,305
Total expenses	5,211,102
Fees waived or expenses reimbursed by Investment Manager and its affiliates	(413,852)
Fees waived by transfer agent
Institutional 2 Class	(711)
Institutional 3 Class	(11,006)
Expense reduction	(1,003)
Total net expenses	4,784,530
Net investment income	37,891,625
Realized and unrealized gain (loss) — net
Net realized gain (loss) on:
Investments — unaffiliated issuers	1,146,868
Investments — affiliated issuers	(2,091)
Foreign currency translations	2
Net realized gain	1,144,779
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated issuers	20,940,682
Investments — affiliated issuers	275,888
Net change in unrealized appreciation (depreciation)	21,216,570
Net realized and unrealized gain	22,361,349
Net increase in net assets resulting from operations	$60,252,974
The accompanying Notes to Financial Statements are an integral part of this statement.
18
Columbia High Yield Bond Fund  | 2025

Statement of Changes in Net Assets

	Six Months Ended November 30, 2025 (Unaudited)	Year Ended May 31, 2025
Operations
Net investment income	$37,891,625	$79,177,769
Net realized gain (loss)	1,144,779	(1,613,624)
Net change in unrealized appreciation (depreciation)	21,216,570	35,811,259
Net increase in net assets resulting from operations	60,252,974	113,375,404
Distributions to shareholders
Net investment income and net realized gains
Class A	(12,111,730)	(23,858,124)
Advisor Class	—	(1,745,334)
Class C	(190,349)	(374,384)
Institutional Class	(7,833,858)	(10,426,472)
Institutional 2 Class	(1,154,283)	(2,602,160)
Institutional 3 Class	(16,060,899)	(39,253,478)
Class R	(449,579)	(840,536)
Class S	(129,224)	(174,636)
Total distributions to shareholders	(37,929,922)	(79,275,124)
Decrease in net assets from capital stock activity	(200,784,322)	(60,904,786)
Total decrease in net assets	(178,461,270)	(26,804,506)
Net assets at beginning of period	1,355,498,411	1,382,302,917
Net assets at end of period	$1,177,037,141	$1,355,498,411
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia High Yield Bond Fund  | 2025
19

Statement of Changes in Net Assets  (continued)

	Six Months Ended		Year Ended
	November 30, 2025 (Unaudited)		May 31, 2025
	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity
Class A
Shares sold	1,625,926	18,147,054	3,127,669	34,165,859
Distributions reinvested	1,043,037	11,680,549	2,096,914	23,020,508
Shares redeemed	(3,807,009)	(42,542,248)	(8,308,037)	(90,922,417)
Net decrease	(1,138,046)	(12,714,645)	(3,083,454)	(33,736,050)
Advisor Class
Shares sold	—	—	1,002,831	11,030,654
Distributions reinvested	—	—	130,549	1,440,598
Shares redeemed	—	—	(9,773,442)	(107,573,699)
Net decrease	—	—	(8,640,062)	(95,102,447)
Class C
Shares sold	47,955	533,035	167,037	1,825,190
Distributions reinvested	16,715	186,052	33,725	367,943
Shares redeemed	(53,266)	(591,180)	(282,016)	(3,069,366)
Net increase (decrease)	11,404	127,907	(81,254)	(876,233)
Institutional Class
Shares sold	3,988,270	44,501,168	13,983,714	153,218,695
Distributions reinvested	500,501	5,600,883	843,786	9,254,869
Shares redeemed	(3,044,983)	(34,002,217)	(5,920,729)	(64,746,763)
Net increase	1,443,788	16,099,834	8,906,771	97,726,801
Institutional 2 Class
Shares sold	219,833	2,452,845	1,219,416	13,306,467
Distributions reinvested	103,413	1,154,066	237,754	2,601,626
Shares redeemed	(862,575)	(9,552,646)	(1,559,980)	(17,032,675)
Net decrease	(539,329)	(5,945,735)	(102,810)	(1,124,582)
Institutional 3 Class
Shares sold	3,697,579	41,209,910	7,920,607	86,702,986
Distributions reinvested	1,398,737	15,628,804	3,501,812	38,382,154
Shares redeemed	(22,863,536)	(255,097,666)	(14,462,717)	(157,524,401)
Net decrease	(17,767,220)	(198,258,952)	(3,040,298)	(32,439,261)
Class R
Shares sold	160,459	1,796,910	535,830	5,866,910
Distributions reinvested	39,925	448,534	76,159	838,697
Shares redeemed	(139,191)	(1,560,833)	(597,856)	(6,546,983)
Net increase	61,193	684,611	14,133	158,624
Class S
Shares sold	410	4,580	480,377	5,321,563
Distributions reinvested	11,549	129,224	15,905	174,541
Shares redeemed	(81,616)	(911,146)	(91,746)	(1,007,742)
Net increase (decrease)	(69,657)	(777,342)	404,536	4,488,362
Total net decrease	(17,997,867)	(200,784,322)	(5,622,438)	(60,904,786)
The accompanying Notes to Financial Statements are an integral part of this statement.
20
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Columbia High Yield Bond Fund  | 2025
21

Financial Highlights
The following table is intended to help you understand the Fund’s financial performance. Certain information reflects financial results for a single share of a class held for the periods shown. Per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total return assumes reinvestment of all dividends and distributions, if any. Total return does not reflect payment of sales charges, if any. Total return and portfolio turnover are not annualized for periods of less than one year. The ratios of expenses and net investment income are annualized for periods of less than one year. The portfolio turnover rate is calculated without regard to purchase and sales transactions of short-term instruments and certain derivatives, if any. If such transactions were included, the Fund’s portfolio turnover rate may be higher. A zero balance may reflect an amount rounding to less than $0.01 or 0.01%.
	Net asset value, beginning of period	Net investment income	Net realized and unrealized gain (loss)	Total from investment operations	Distributions from net investment income	Distributions from net realized gains	Total distributions to shareholders
Class A
Six Months Ended 11/30/2025 (Unaudited)	$11.02	0.33	0.18	0.51	(0.33)	—	(0.33)
Year Ended 5/31/2025	$10.74	0.61	0.28	0.89	(0.61)	—	(0.61)
Year Ended 5/31/2024	$10.32	0.59	0.43	1.02	(0.60)	—	(0.60)
Year Ended 5/31/2023	$10.95	0.53	(0.62)	(0.09)	(0.54)	—	(0.54)
Year Ended 5/31/2022	$12.03	0.48	(1.03)	(0.55)	(0.49)	(0.04)	(0.53)
Year Ended 5/31/2021(d)	$11.19	0.52	0.85	1.37	(0.53)	—	(0.53)
Class C
Six Months Ended 11/30/2025 (Unaudited)	$10.95	0.28	0.19	0.47	(0.28)	—	(0.28)
Year Ended 5/31/2025	$10.67	0.53	0.28	0.81	(0.53)	—	(0.53)
Year Ended 5/31/2024	$10.26	0.51	0.42	0.93	(0.52)	—	(0.52)
Year Ended 5/31/2023	$10.88	0.45	(0.61)	(0.16)	(0.46)	—	(0.46)
Year Ended 5/31/2022	$11.96	0.39	(1.03)	(0.64)	(0.40)	(0.04)	(0.44)
Year Ended 5/31/2021(d)	$11.13	0.43	0.84	1.27	(0.44)	—	(0.44)
Institutional Class
Six Months Ended 11/30/2025 (Unaudited)	$11.01	0.34	0.19	0.53	(0.34)	—	(0.34)
Year Ended 5/31/2025	$10.73	0.64	0.28	0.92	(0.64)	—	(0.64)
Year Ended 5/31/2024	$10.32	0.61	0.42	1.03	(0.62)	—	(0.62)
Year Ended 5/31/2023	$10.94	0.56	(0.61)	(0.05)	(0.57)	—	(0.57)
Year Ended 5/31/2022	$12.02	0.51	(1.03)	(0.52)	(0.52)	(0.04)	(0.56)
Year Ended 5/31/2021(d)	$11.19	0.54	0.85	1.39	(0.56)	—	(0.56)
Institutional 2 Class
Six Months Ended 11/30/2025 (Unaudited)	$10.98	0.34	0.19	0.53	(0.34)	—	(0.34)
Year Ended 5/31/2025	$10.70	0.64	0.28	0.92	(0.64)	—	(0.64)
Year Ended 5/31/2024	$10.29	0.62	0.42	1.04	(0.63)	—	(0.63)
Year Ended 5/31/2023	$10.91	0.57	(0.62)	(0.05)	(0.57)	—	(0.57)
Year Ended 5/31/2022	$11.99	0.52	(1.03)	(0.51)	(0.53)	(0.04)	(0.57)
Year Ended 5/31/2021(d)	$11.16	0.55	0.85	1.40	(0.57)	—	(0.57)
Institutional 3 Class
Six Months Ended 11/30/2025 (Unaudited)	$11.00	0.35	0.18	0.53	(0.35)	—	(0.35)
Year Ended 5/31/2025	$10.72	0.65	0.28	0.93	(0.65)	—	(0.65)
Year Ended 5/31/2024	$10.31	0.63	0.42	1.05	(0.64)	—	(0.64)
Year Ended 5/31/2023	$10.93	0.57	(0.61)	(0.04)	(0.58)	—	(0.58)
Year Ended 5/31/2022	$12.01	0.52	(1.03)	(0.51)	(0.53)	(0.04)	(0.57)
Year Ended 5/31/2021(d)	$11.17	0.55	0.86	1.41	(0.57)	—	(0.57)
The accompanying Notes to Financial Statements are an integral part of this statement.
22
Columbia High Yield Bond Fund  | 2025

Financial Highlights (continued)

	Net asset value, end of period	Total return	Total gross expense ratio to average net assets(a)	Total net expense ratio to average net assets(a),(b)	Net investment income ratio to average net assets	Portfolio turnover	Net assets, end of period (000’s)
Class A
Six Months Ended 11/30/2025 (Unaudited)	$11.20	4.64%	1.03%	0.97% (c)	5.84%	26%	$408,592
Year Ended 5/31/2025	$11.02	8.46%	1.03%	0.97% (c)	5.58%	45%	$414,326
Year Ended 5/31/2024	$10.74	10.12%	1.05%	0.98% (c)	5.58%	36%	$437,014
Year Ended 5/31/2023	$10.32	(0.68% )	1.05%	1.00% (c)	5.14%	30%	$454,106
Year Ended 5/31/2022	$10.95	(4.78% )	1.02%	1.00% (c)	4.03%	47%	$530,844
Year Ended 5/31/2021 (d)	$12.03	12.35%	1.03%	1.01% (c)	4.39%	58%	$627,451
Class C
Six Months Ended 11/30/2025 (Unaudited)	$11.14	4.35%	1.78%	1.72% (c)	5.09%	26%	$7,576
Year Ended 5/31/2025	$10.95	7.67%	1.78%	1.72% (c)	4.83%	45%	$7,324
Year Ended 5/31/2024	$10.67	9.22%	1.80%	1.73% (c)	4.82%	36%	$8,007
Year Ended 5/31/2023	$10.26	(1.37% )	1.80%	1.75% (c)	4.37%	30%	$10,072
Year Ended 5/31/2022	$10.88	(5.54% )	1.77%	1.75% (c)	3.28%	47%	$14,237
Year Ended 5/31/2021 (d)	$11.96	11.66%	1.78%	1.76% (c)	3.65%	58%	$17,974
Institutional Class
Six Months Ended 11/30/2025 (Unaudited)	$11.20	4.86%	0.78%	0.72% (c)	6.10%	26%	$260,292
Year Ended 5/31/2025	$11.01	8.73%	0.78%	0.72% (c)	5.84%	45%	$240,069
Year Ended 5/31/2024	$10.73	10.29%	0.80%	0.73% (c)	5.83%	36%	$138,446
Year Ended 5/31/2023	$10.32	(0.34% )	0.80%	0.75% (c)	5.38%	30%	$135,507
Year Ended 5/31/2022	$10.94	(4.55% )	0.77%	0.75% (c)	4.28%	47%	$177,452
Year Ended 5/31/2021 (d)	$12.02	12.54%	0.78%	0.76% (c)	4.63%	58%	$191,648
Institutional 2 Class
Six Months Ended 11/30/2025 (Unaudited)	$11.17	4.90%	0.73%	0.66%	6.14%	26%	$37,078
Year Ended 5/31/2025	$10.98	8.82%	0.71%	0.65%	5.90%	45%	$42,382
Year Ended 5/31/2024	$10.70	10.38%	0.72%	0.66%	5.91%	36%	$42,414
Year Ended 5/31/2023	$10.29	(0.29% )	0.72%	0.68%	5.46%	30%	$37,596
Year Ended 5/31/2022	$10.91	(4.51% )	0.70%	0.68%	4.30%	47%	$37,114
Year Ended 5/31/2021 (d)	$11.99	12.74%	0.71%	0.69%	4.70%	58%	$82,319
Institutional 3 Class
Six Months Ended 11/30/2025 (Unaudited)	$11.18	4.82%	0.67%	0.61%	6.20%	26%	$443,390
Year Ended 5/31/2025	$11.00	8.87%	0.66%	0.60%	5.95%	45%	$631,532
Year Ended 5/31/2024	$10.72	10.43%	0.67%	0.61%	5.96%	36%	$648,213
Year Ended 5/31/2023	$10.31	(0.23% )	0.67%	0.63%	5.50%	30%	$534,874
Year Ended 5/31/2022	$10.93	(4.44% )	0.65%	0.63%	4.40%	47%	$670,696
Year Ended 5/31/2021 (d)	$12.01	12.99%	0.67%	0.64%	4.70%	58%	$779,695
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia High Yield Bond Fund  | 2025
23

Financial Highlights (continued)

	Net asset value, beginning of period	Net investment income	Net realized and unrealized gain (loss)	Total from investment operations	Distributions from net investment income	Distributions from net realized gains	Total distributions to shareholders
Class R
Six Months Ended 11/30/2025 (Unaudited)	$11.05	0.31	0.19	0.50	(0.31)	—	(0.31)
Year Ended 5/31/2025	$10.77	0.58	0.28	0.86	(0.58)	—	(0.58)
Year Ended 5/31/2024	$10.36	0.56	0.42	0.98	(0.57)	—	(0.57)
Year Ended 5/31/2023	$10.98	0.51	(0.61)	(0.10)	(0.52)	—	(0.52)
Year Ended 5/31/2022	$12.07	0.45	(1.04)	(0.59)	(0.46)	(0.04)	(0.50)
Year Ended 5/31/2021(d)	$11.23	0.49	0.85	1.34	(0.50)	—	(0.50)
Class S
Six Months Ended 11/30/2025 (Unaudited)	$11.01	0.34	0.19	0.53	(0.34)	—	(0.34)
Year Ended 5/31/2025(e)	$11.11	0.42	(0.10)(f)	0.32	(0.42)	—	(0.42)

Notes to Financial Highlights
(a)
In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund’s reported expense ratios.

(b)	Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.
(c)	The benefits derived from expense reductions had an impact of less than 0.01%.
(d)	Per share amounts have been adjusted on a retroactive basis to reflect a 4 to 1 reverse stock split completed after the close of business on September 11, 2020.
(e)	Class S shares commenced operations on October 2, 2024. Per share data and total return reflect activity from that date.
(f)
Calculation of the net gain (loss) per share (both realized and unrealized) does not correlate to the aggregate realized and unrealized gain (loss) presented in the Statement of Operations due to timing of Fund shares sold and redeemed in relation to fluctuations in the market value of the portfolio. For a new share class, the difference may be due to the timing of the commencement of operations for the share class.

The accompanying Notes to Financial Statements are an integral part of this statement.
24
Columbia High Yield Bond Fund  | 2025

Financial Highlights (continued)

	Net asset value, end of period	Total return	Total gross expense ratio to average net assets(a)	Total net expense ratio to average net assets(a),(b)	Net investment income ratio to average net assets	Portfolio turnover	Net assets, end of period (000’s)
Class R
Six Months Ended 11/30/2025 (Unaudited)	$11.24	4.59%	1.28%	1.22% (c)	5.59%	26%	$16,360
Year Ended 5/31/2025	$11.05	8.18%	1.28%	1.22% (c)	5.34%	45%	$15,411
Year Ended 5/31/2024	$10.77	9.73%	1.30%	1.23% (c)	5.34%	36%	$14,872
Year Ended 5/31/2023	$10.36	(0.82% )	1.30%	1.25% (c)	4.89%	30%	$12,152
Year Ended 5/31/2022	$10.98	(5.07% )	1.27%	1.25% (c)	3.79%	47%	$14,451
Year Ended 5/31/2021 (d)	$12.07	12.05%	1.28%	1.26% (c)	4.13%	58%	$15,494
Class S
Six Months Ended 11/30/2025 (Unaudited)	$11.20	4.86%	0.78%	0.72% (c)	6.08%	26%	$3,749
Year Ended 5/31/2025 (e)	$11.01	2.97%	0.79%	0.72%	5.93%	45%	$4,454
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia High Yield Bond Fund  | 2025
25

Notes to Financial Statements
November 30, 2025 (Unaudited)
Note 1. Organization
Columbia High Yield Bond Fund (the Fund), a series of Columbia Funds Series Trust II (the Trust), is a diversified fund. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.
Fund shares
The Trust may issue an unlimited number of shares (without par value). The Fund offers each of the share classes listed in the Statement of Assets and Liabilities. Although all share classes generally have identical voting, dividend and liquidation rights, each share class votes separately when required by the Trust’s organizational documents or by law. Each share class has its own expense and sales charge structure. Different share classes may have different minimum initial investment amounts and pay different net investment income distribution amounts to the extent the expenses of distributing such share classes vary. Distributions to shareholders in a liquidation will be proportional to the net asset value of each share class.
As described in the Fund’s prospectus, Class A and Class C shares are offered to the general public for investment. Class C shares automatically convert to Class A shares after 8 years. Institutional Class, Institutional 2 Class, Institutional 3 Class, Class R and Class S shares are available for purchase through authorized investment professionals to omnibus retirement plans or to institutional investors and to certain other investors as also described in the Fund’s prospectus.
Note 2. Summary of significant accounting policies
Basis of preparation
The Fund is an investment company that applies the accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services - Investment Companies (ASC 946). The financial statements are prepared in accordance with U.S. generally accepted accounting principles (GAAP), which requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.
Segment reporting
The intent of FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures is to enable investors to better understand an entity’s overall performance and to assess its potential future cash flows through improved segment disclosures. The chief operating decision maker (CODM) for the Fund is Columbia Management Investment Advisers, LLC through its Investment Oversight Committee and Global Executive Group, which are responsible for assessing performance and making decisions about resource allocation. The CODM has determined that the Fund has a single operating segment because the CODM monitors the operating results of the Fund as a whole and the Fund’s long-term strategic asset allocation is pre-determined in accordance with the terms of its prospectus, based on a defined investment strategy which is executed by the Fund’s portfolio managers as a team. The financial information provided to and reviewed by the CODM is consistent with that presented within the Fund’s financial statements.
Security valuation
Equity securities listed on an exchange are valued at the closing price or last trade price on their primary exchange at the close of business of the New York Stock Exchange. Securities with a closing price not readily available or not listed on any exchange are valued at the mean between the closing bid and ask prices. Listed preferred stocks convertible into common stocks are valued using an evaluated price from a pricing service.
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Columbia High Yield Bond Fund  | 2025

Notes to Financial Statements (continued)
November 30, 2025 (Unaudited)
Debt securities generally are valued based on prices obtained from pricing services, which are intended to reflect market transactions for normal, institutional-size trading units of similar securities. The services may use various pricing techniques that take into account, as applicable, factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as approved independent broker-dealer quotes. Debt securities for which quotations are not readily available or not believed to be reflective of market value may also be valued based upon a bid quote from an approved independent broker-dealer. Debt securities maturing in 60 days or less are valued primarily at amortized market value, unless this method results in a valuation that management believes does not approximate fair value.
Senior loan securities for which reliable market quotations are readily available are generally valued by pricing services at the average of the bids received.
Foreign equity securities are valued based on the closing price or last trade price on their primary exchange at the close of business of the New York Stock Exchange. If any foreign equity security closing prices are not readily available, the securities are valued at the mean of the latest quoted bid and ask prices on such exchanges or markets. Foreign currency exchange rates are determined at the scheduled closing time of the New York Stock Exchange. Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange; therefore, the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. In those situations, foreign securities will be fair valued pursuant to a policy approved by the Board of Trustees. Under the policy, the Fund may utilize a third-party pricing service to determine these fair values. The third-party pricing service takes into account multiple factors, including relevant general and sector indices, currency fluctuations, depositary receipts, and futures, as applicable, to determine a good faith estimate that reasonably reflects the current market conditions as of the close of the New York Stock Exchange. The fair value of a security is likely to be different from the quoted or published price, if available.
Investments in open-end investment companies (other than exchange-traded funds (ETFs)), are valued at the latest net asset value reported by those companies as of the valuation time.
Investments for which market quotations are not readily available, or that have quotations which management believes are not reflective of market value or reliable, are valued at fair value as determined in good faith under procedures approved by the Board of Trustees. If a security or class of securities (such as foreign securities) is valued at fair value, such value is likely to be different from the quoted or published price for the security, if available.
The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine fair value.
GAAP requires disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category. This information is disclosed following the Fund’s Portfolio of Investments.
Foreign currency transactions and translations
The values of all assets and liabilities denominated in foreign currencies are generally translated into U.S. dollars at exchange rates determined at the close of regular trading on the New York Stock Exchange. Net realized and unrealized gains (losses) on foreign currency transactions and translations include gains (losses) arising from the fluctuation in exchange rates between trade and settlement dates on securities transactions, gains (losses) arising from the disposition of foreign currency and currency gains (losses) between the accrual and payment dates on dividends, interest income and foreign withholding taxes.
For financial statement purposes, the Fund does not distinguish that portion of gains (losses) on investments which is due to changes in foreign exchange rates from that which is due to changes in market prices of the investments. Such fluctuations are included with the net realized and unrealized gains (losses) on investments in the Statement of Operations.
Columbia High Yield Bond Fund  | 2025
27

Notes to Financial Statements (continued)
November 30, 2025 (Unaudited)
Investments in senior loans
The Fund may invest in senior loan assignments. When the Fund purchases an assignment of a senior loan, the Fund typically has direct rights against the borrower; provided, however, that the Fund’s rights may be more limited than the lender from which it acquired the assignment and the Fund may be able to enforce its rights only through an administrative agent. Although certain senior loan assignments are secured by collateral, the Fund could experience delays or limitations in realizing such collateral or have its interest subordinated to other indebtedness of the obligor. In the event that the administrator or collateral agent of a loan becomes insolvent or enters into receivership or bankruptcy, the Fund may incur costs and delays in realizing payment or may suffer a loss of principal and/or interest. The risk of loss is greater for unsecured or subordinated loans. In addition, senior loan assignments are vulnerable to market, economic or other conditions or events that may reduce the demand for senior loan assignments and certain senior loan assignments which were liquid when purchased, may become illiquid.
The Fund may enter into senior loan assignments where all or a portion of the loan may be unfunded. The Fund is obligated to fund these commitments at the borrower’s discretion. These commitments, if any, are generally traded and priced in the same manner as other senior loan securities and are disclosed as unfunded senior loan commitments in the Fund’s Portfolio of Investments with a corresponding payable for investments purchased. The Fund designates cash or liquid securities to cover these commitments.
Delayed delivery securities
The Fund may trade securities on other than normal settlement terms, including securities purchased or sold on a “when-issued” or "forward commitment" basis. This may increase risk to the Fund since the other party to the transaction may fail to deliver, which could cause the Fund to subsequently invest at less advantageous prices. The Fund designates cash or liquid securities in an amount equal to the delayed delivery commitment.
Security transactions
Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.
The trade date for senior loans purchased in the primary market is the date on which the loan is allocated. The trade date for senior loans purchased in the secondary market is the date on which the transaction is entered into.
Income recognition
Interest income is recorded on an accrual basis. Market premiums and discounts, including original issue discounts, are amortized and accreted, respectively, over the expected life of the security on all debt securities, unless otherwise noted. For convertible securities, premiums attributable to the conversion feature are not amortized.
The Fund may place a debt security on non-accrual status and reduce related interest income when it becomes probable that the interest will not be collected and the amount of uncollectible interest can be reasonably estimated. The Fund may also adjust accrual rates when it becomes probable the full interest will not be collected and a partial payment will be received. A defaulted debt security is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.
Corporate actions and dividend income are generally recorded net of any non-reclaimable tax withholdings, on the ex-dividend date or upon receipt of an ex-dividend notification in the case of certain foreign securities.
The Fund may receive distributions from holdings in equity securities, business development companies (BDCs), exchange-traded funds (ETFs), limited partnerships (LPs), other regulated investment companies (RICs), and real estate investment trusts (REITs), which report information as to the tax character of their distributions annually. These distributions are allocated to dividend income, capital gain and return of capital based on actual information reported. Return of capital is recorded as a reduction of the cost basis of securities held. If the Fund no longer owns the applicable securities, return of capital is recorded as a realized gain. With respect to REITs, to the extent actual information has not yet been reported, estimates for return of capital are made by Columbia Management Investment Advisers, LLC (the Investment Manager), a
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Columbia High Yield Bond Fund  | 2025

Notes to Financial Statements (continued)
November 30, 2025 (Unaudited)
wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial). The Investment Manager’s estimates are subsequently adjusted when the actual character of the distributions is disclosed by the REITs, which could result in a proportionate change in return of capital to shareholders.
Awards from class action litigation are recorded as a reduction of cost basis if the Fund still owns the applicable securities on the payment date. If the Fund no longer owns the applicable securities on the payment date, the proceeds are recorded as realized gains.
The value of additional securities received as an income payment through a payment-in-kind, if any, is recorded as interest income and increases the cost basis of such securities.
The Fund may receive other income from senior loans, including amendment fees, consent fees and commitment fees. These fees are recorded as income when received by the Fund. These amounts are included in Interest Income in the Statement of Operations.
Income and capital gain distributions from the Underlying Funds, if any, are recorded on the ex-dividend date.
Expenses
General expenses of the Trust are allocated to the Fund and other funds of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the Fund are charged to the Fund. Expenses directly attributable to a specific class of shares are charged to that share class.
Determination of class net asset value
All income, expenses (other than class-specific expenses, which are charged to that share class, as shown in the Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of the Fund on a daily basis, based on the relative net assets of each class, for purposes of determining the net asset value of each class.
Federal income tax status
The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of its investment company taxable income and net capital gain, if any, for its tax year, and as such will not be subject to federal income taxes. In addition, the Fund intends to distribute in each calendar year substantially all of its ordinary income, capital gain net income and certain other amounts, if any, such that the Fund should not be subject to federal excise tax. Therefore, no federal income or excise tax provision is recorded.
Foreign taxes
The Fund may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries, as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.
Realized gains in certain countries may be subject to foreign taxes at the Fund level, based on statutory rates. The Fund accrues for such foreign taxes on realized and unrealized gains at the appropriate rate for each jurisdiction, as applicable. The amount, if any, is disclosed as a liability in the Statement of Assets and Liabilities.
Distributions to shareholders
Distributions from net investment income, if any, are declared daily and paid monthly. Net realized capital gains, if any, are distributed at least annually. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.
Columbia High Yield Bond Fund  | 2025
29

Notes to Financial Statements (continued)
November 30, 2025 (Unaudited)
Guarantees and indemnifications
Under the Trust’s organizational documents and, in some cases, by contract, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust or its funds. In addition, certain of the Fund’s contracts with its service providers contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined, and the Fund has no historical basis for predicting the likelihood of any such claims.
Recent accounting pronouncements and regulatory updates
Accounting Standards Update 2023-09 Income Taxes (Topic 740)
In December 2023, the FASB issued Accounting Standards Update No. 2023-09 Income Taxes (Topic 740) Improvements to Income Tax Disclosures. The amendments were issued to enhance the transparency and decision usefulness of income tax disclosures primarily related to rate reconciliation and income taxes paid information. The amendments are effective for annual periods beginning after December 15, 2024, with early adoption permitted. Management expects that the adoption of the amendments will not have a material impact on its financial statements.
Note 3. Fees and other transactions with affiliates
Management services fees
The Fund has entered into a Management Agreement with Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial). Under the Management Agreement, the Investment Manager provides the Fund with investment research and advice and is responsible for administrative and accounting services. The management services fee is an annual fee that is equal to a percentage of the Fund’s daily net assets that declines from 0.66% to 0.40% as the Fund’s net assets increase. The annualized effective management services fee rate for the six months ended November 30, 2025 was 0.63% of the Fund’s average daily net assets.
The Investment Manager has contractually agreed to implement a waiver with respect to Fund assets invested in funds that pay a management or advisory fee to the Investment Manager or its affiliate (underlying affiliated funds). Under this arrangement, the Investment Manager waives its net management fee (management fee less reimbursements/waivers) with respect to the Fund in an amount equal to the net management or advisory fee (fee less reimbursement/waivers) payable by an underlying affiliated fund on the assets invested by the Fund in the underlying affiliated fund.
Compensation of Board members
Members of the Board of Trustees who are not officers or employees of the Investment Manager or Ameriprise Financial are compensated for their services to the Fund as disclosed in the Statement of Operations. Under a Deferred Compensation Plan (the Deferred Plan), these members of the Board of Trustees may elect to defer payment of up to 100% of their compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of certain funds managed by the Investment Manager. The Fund’s liability for these amounts is adjusted for market value changes and remains in the Fund until distributed in accordance with the Deferred Plan. All amounts payable under the Deferred Plan constitute a general unsecured obligation of the Fund. The expense for the Deferred Plan, which includes Trustees’ fees deferred during the current period as well as any gains or losses on the Trustees’ deferred compensation balances as a result of market fluctuations, is included in "Deferred compensation of board members" in the Statement of Operations.
Compensation of Chief Compliance Officer
The Board of Trustees has appointed a Chief Compliance Officer for the Fund in accordance with federal securities regulations. As disclosed in the Statement of Operations, a portion of the Chief Compliance Officer’s total compensation is allocated to the Fund, along with other allocations to affiliated registered investment companies managed by the Investment Manager and its affiliates, based on relative net assets.
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Columbia High Yield Bond Fund  | 2025

Notes to Financial Statements (continued)
November 30, 2025 (Unaudited)
Transfer agency fees
Under a Transfer and Dividend Disbursing Agent Agreement, Columbia Management Investment Services Corp. (the Transfer Agent), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, is responsible for providing transfer agency services to the Fund. The Transfer Agent has contracted with SS&C GIDS, Inc. (SS&C GIDS) to serve as sub-transfer agent. The Transfer Agent pays the fees of SS&C GIDS for services as sub-transfer agent and SS&C GIDS is not entitled to reimbursement for such fees from the Fund (with the exception of out-of-pocket fees).
The Fund pays the Transfer Agent a monthly transfer agency fee based on the number or the average value of accounts, depending on the type of account. In addition, the Fund pays the Transfer Agent a fee for shareholder services based on the number of accounts or on a percentage of the average aggregate value of the Fund’s shares maintained in omnibus accounts up to the lesser of the amount charged by the financial intermediary or a cap established by the Board of Trustees from time to time.
The Transfer Agent also receives compensation from the Fund for various shareholder services and reimbursements for certain out-of-pocket fees. Total transfer agency fees for Institutional 2 Class and Institutional 3 Class shares are subject to an annual limitation of not more than 0.07% and 0.02%, respectively, of the average daily net assets attributable to each share class. In addition, effective through September 30, 2026, Institutional 3 Class shares are subject to a contractual transfer agency fee annual limitation of not more than 0.00% of the average daily net assets attributable to that share class. Prior to October 1, 2025, Institutional 2 Class shares were subject to a contractual transfer agency fee annual limitation of not more than 0.05% of the average daily net assets attributable to that share class.
For the six months ended November 30, 2025, the Fund’s annualized effective transfer agency fee rates as a percentage of average daily net assets of each class were as follows:
Effective rate (%)
Class A	0.11
Class C	0.11
Institutional Class	0.11
Institutional 2 Class	0.05
Institutional 3 Class	0.00
Class R	0.11
Class S	0.11
An annual minimum account balance fee of $20 may apply to certain accounts with a value below the applicable share class’s initial minimum investment requirements to reduce the impact of small accounts on transfer agency fees. These minimum account balance fees are remitted to the Fund and recorded as part of expense reductions in the Statement of Operations. For the six months ended November 30, 2025, these minimum account balance fees reduced total expenses of the Fund by $1,003.
Distribution and service fees
The Fund has entered into an agreement with Columbia Management Investment Distributors, Inc. (the Distributor), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, for distribution and shareholder services. Under a Plan and Agreement of Distribution, the Fund pays a fee at the maximum annual rates of up to 0.25%, 1.00% and 0.50% of the Fund’s average daily net assets attributable to Class A, Class C and Class R shares, respectively. For Class C shares, of the 1.00% fee, up to 0.75% can be reimbursed for distribution expenses and up to an additional 0.25% can be reimbursed for shareholder servicing expenses. For Class R shares, of the 0.50% fee, up to 0.25% can be reimbursed for shareholder servicing expenses.
The amount of distribution and shareholder services expenses incurred by the Distributor and not yet reimbursed (unreimbursed expense) was approximately $5,754,000 for Class C shares. This amount is based on the most recent information available as of September 30, 2025, and may be recovered from future payments under the distribution plan or contingent deferred sales charges (CDSCs). To the extent the unreimbursed expense has been fully recovered, the distribution and/or shareholder services fee is reduced.
Columbia High Yield Bond Fund  | 2025
31

Notes to Financial Statements (continued)
November 30, 2025 (Unaudited)
Sales charges
Sales charges, including front-end charges and CDSCs, received by the Distributor for distributing Fund shares for the six months ended November 30, 2025, if any, are listed below:
	Front End (%)	CDSC (%)	Amount ($)
Class A	4.75	0.50 - 1.00 (a)	59,746
Class C	—	1.00 (b)	26

(a)
This charge is imposed on certain investments of between $1 million and $50 million redeemed within 18 months after purchase, as follows: 1.00% if redeemed within 12 months after purchase, and 0.50% if redeemed more than 12, but less than 18, months after purchase, with certain limited exceptions.

(b)	This charge applies to redemptions within 12 months after purchase, with certain limited exceptions.
The Fund’s other share classes are not subject to sales charges.
Expenses waived/reimbursed by the Investment Manager and its affiliates
The Investment Manager and certain of its affiliates have contractually agreed to waive fees and/or reimburse expenses (excluding certain fees and expenses described below) for the period(s) disclosed below, unless sooner terminated at the sole discretion of the Board of Trustees, so that the Fund’s net operating expenses, after giving effect to fees waived/expenses reimbursed and any balance credits and/or overdraft charges from the Fund’s custodian, do not exceed the following annual rate(s) as a percentage of the classes’ average daily net assets:
	October 1, 2025 through September 30, 2026 (%)	Prior to October 1, 2025 (%)
Class A	0.98	0.98
Class C	1.73	1.73
Institutional Class	0.73	0.73
Institutional 2 Class	0.68	0.65
Institutional 3 Class	0.62	0.60
Class R	1.23	1.23
Class S	0.73	0.73
Under the agreement governing these fee waivers and/or expense reimbursement arrangements, the following fees and expenses are excluded from the waiver/reimbursement commitment, and therefore will be paid by the Fund, if applicable: taxes (including foreign transaction taxes), expenses associated with investments in affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange-traded funds), transaction costs and brokerage commissions, costs related to any securities lending program, dividend expenses associated with securities sold short, inverse floater program fees and expenses, transaction charges and interest on borrowed money, interest, costs associated with shareholder meetings, infrequent and/or unusual expenses and any other expenses the exclusion of which is specifically approved by the Board of Trustees. This agreement may be modified or amended only with approval from the Investment Manager, certain of its affiliates and the Fund. In addition to the contractual agreement, the Investment Manager and certain of its affiliates have voluntarily agreed to waive fees and/or reimburse Fund expenses (excluding certain fees and expenses described above) so that Fund level expenses (expenses directly attributable to the Fund and not to a specific share class) are waived proportionately across all share classes. This arrangement may be revised or discontinued at any time. Reflected in the contractual cap commitment, effective through September 30, 2026, is the Transfer Agent’s contractual agreement to limit total transfer agency fees to an annual rate of not more than 0.00% for Institutional 3 Class of the average daily net assets attributable to that share class, unless sooner terminated at the sole discretion of the Board of Trustees. Reflected in the contractual cap commitment, prior to October 1, 2025, is the Transfer Agent’s contractual agreement to limit total transfer agency fees to an annual rate of not more than 0.05% for Institutional 2 Class of the average daily net assets attributable to that share class. Any fees waived and/or expenses reimbursed under the expense reimbursement arrangements described above are not recoverable by the Investment Manager or its affiliates in future periods.
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Columbia High Yield Bond Fund  | 2025

Notes to Financial Statements (continued)
November 30, 2025 (Unaudited)
Note 4. Federal tax information
The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP because of temporary or permanent book to tax differences.
At November 30, 2025, the approximate cost of all investments for federal income tax purposes and the aggregate gross approximate unrealized appreciation and depreciation based on that cost was:
Federal tax cost ($)	Gross unrealized appreciation ($)	Gross unrealized (depreciation) ($)	Net unrealized appreciation ($)
1,154,458,000	27,876,000	(20,722,000)	7,154,000
Tax cost of investments and unrealized appreciation/(depreciation) may also include timing differences that do not constitute adjustments to tax basis.
The following capital loss carryforwards, determined at May 31, 2025, may be available to reduce future net realized gains on investments, if any, to the extent permitted by the Internal Revenue Code.
No expiration short-term ($)	No expiration long-term ($)	Total ($)
(16,487,853)	(89,061,461)	(105,549,314)
Management of the Fund has concluded that there are no significant uncertain tax positions in the Fund that would require recognition in the financial statements. However, management’s conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). Generally, the Fund’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.
Note 5. Portfolio information
The cost of purchases and proceeds from sales of securities, excluding short-term investments and derivatives, if any, aggregated to $313,982,939 and $528,079,151, respectively, for the six months ended November 30, 2025. The amount of purchase and sale activity impacts the portfolio turnover rate reported in the Financial Highlights.
Note 6. Affiliated money market fund
The Fund invests in Columbia Short-Term Cash Fund, an affiliated money market fund established for the exclusive use by the Fund and other affiliated funds (the Affiliated MMF). The income earned by the Fund from such investments is included as Dividends - affiliated issuers in the Statement of Operations. As an investing fund, the Fund indirectly bears its proportionate share of the expenses of the Affiliated MMF. The Affiliated MMF prices its shares with a floating net asset value. The Securities and Exchange Commission has adopted amendments to money market fund rules requiring institutional prime money market funds like the Affiliated MMF to be subject to a discretionary liquidity fee of up to 2% if the imposition of such a fee is determined to be in the best interest of the Affiliated MMF and to a mandatory liquidity fee if daily net redemptions exceed 5% of net assets.
Note 7. Interfund lending
Pursuant to an exemptive order granted by the Securities and Exchange Commission, the Fund participates in a program (the Interfund Program) allowing each participating Columbia Fund (each, a Participating Fund) to lend money directly to and, except for closed-end funds and money market funds, borrow money directly from other Participating Funds for temporary purposes. The amounts eligible for borrowing and lending under the Interfund Program are subject to certain restrictions.
Interfund loans are subject to the risk that the borrowing fund could be unable to repay the loan when due, and a delay in repayment to the lending fund could result in lost opportunities and/or additional lending costs. The exemptive order is subject to conditions intended to mitigate conflicts of interest arising from the Investment Manager’s relationship with each Participating Fund.
Columbia High Yield Bond Fund  | 2025
33

Notes to Financial Statements (continued)
November 30, 2025 (Unaudited)
The Fund’s activity in the Interfund Program during the six months ended November 30, 2025 was as follows:
Borrower or lender	Average loan balance ($)	Weighted average interest rate (%)	Number of days with outstanding loans
Lender	700,000	4.89	1
Interest income earned by the Fund is recorded as Interfund lending in the Statement of Operations. The Fund had no outstanding interfund loans at November 30, 2025.
Note 8. Line of credit
The Fund has access to a revolving credit facility with a syndicate of banks led by JPMorgan Chase Bank, N.A., Citibank, N.A. and Wells Fargo Bank, N.A. whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. Pursuant to an October 23, 2025 amendment and restatement, the credit facility, which is an agreement between the Fund and certain other funds managed by the Investment Manager or an affiliated investment manager, severally and not jointly, permits aggregate borrowings up to $750 million. Interest is currently charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the federal funds effective rate, (ii) the secured overnight financing rate plus 0.10% and (iii) the overnight bank funding rate, plus 1.00% in each case. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. The Fund also pays a commitment fee equal to its pro rata share of the unused amount of the credit facility at a rate of 0.15% per annum. The commitment fee is included in other expenses in the Statement of Operations. This agreement expires annually in October unless extended or renewed. Prior to the October 23, 2025 amendment and restatement, the Fund had access to a revolving credit facility with a syndicate of banks led by JPMorgan Chase Bank, N.A., Citibank, N.A. and Wells Fargo Bank, N.A. which permitted collective borrowings up to $900 million. Interest was charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the federal funds effective rate, (ii) the secured overnight financing rate plus 0.10% and (iii) the overnight bank funding rate, plus 1.00% in each case.
The Fund had no borrowings during the six months ended November 30, 2025.
Note 9. Risks and uncertainties
An investment in the Fund involves risks, including market risk and concentration risk, among others. The value of the Fund’s holdings and the Fund’s net asset value may go down. These declines may be due to factors affecting a particular issuer, or the result of, among other things, political, regulatory, market, economic or social developments affecting the relevant market(s) more generally.
Global economies and financial markets are increasingly interconnected, and conditions and events in one country, region or financial market may adversely impact issuers in a different country, region or financial market. These risks may be magnified if certain events or developments adversely interrupt the global supply chain; in these and other circumstances, such risks might affect companies worldwide. As a result, local, regional or global events such as terrorism, war, other conflicts, natural disasters, disease/virus outbreaks and epidemics or other public health issues, recessions, depressions or other events – or the potential for such events – could have a significant negative impact on global economic and market conditions.
To the extent that the Fund concentrates its investment in particular issuers, countries, geographic regions, industries or sectors, the Fund may be subject to greater risks of adverse developments in such areas of focus than a fund that invests in a wider variety of issuers, countries, geographic regions, industries, sectors or investments.
Additional risk factors of the Fund are described more fully in the Fund’s Prospectus and Statement of Additional Information.
Shareholder concentration risk
At November 30, 2025, affiliated shareholders of record owned 60.9% of the outstanding shares of the Fund in one or more accounts. Fund shares sold to or redeemed by concentrated accounts may have a significant effect on the operations of the Fund. In the case of a large redemption, the Fund may be forced to sell investments at inopportune times, including its liquid
34
Columbia High Yield Bond Fund  | 2025

Notes to Financial Statements (continued)
November 30, 2025 (Unaudited)
positions, which may result in Fund losses and the Fund holding a higher percentage of less liquid positions. Large redemptions could result in decreased economies of scale and increased operating expenses for non-redeeming Fund shareholders.
Note 10. Subsequent events
Management has evaluated the events and transactions that have occurred through the date the financial statements were issued and noted no items requiring adjustment of the financial statements or additional disclosure.
Note 11. Information regarding pending and settled legal proceedings
Ameriprise Financial and certain of its affiliates are involved, in the normal course of business, in legal proceedings that include regulatory inquiries, arbitration and litigation (including class actions) concerning matters arising in connection with the conduct of their activities as part of a diversified financial services firm. Ameriprise Financial believes that the Fund is not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund. Ameriprise Financial is required to make quarterly (10-Q), annual (10-K) and, as necessary, 8-K filings with the Securities and Exchange Commission (SEC) on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.
There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased Fund redemptions, reduced sale of Fund shares or other adverse consequences to the Fund. Further, although we believe proceedings are not likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund, these proceedings are subject to uncertainties and, as such, it is inherently difficult to determine whether any loss is probable or even reasonably possible, or to reasonably estimate the amount of any loss that may result from such matters. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief, and may lead to further claims, examinations, adverse publicity or reputational damage, each of which could have a material adverse effect on the consolidated financial condition or results of operations or financial condition of Ameriprise Financial or one or more of its affiliates that provide services to the Fund.
Columbia High Yield Bond Fund  | 2025
35

 Approval of Management Agreement
(Unaudited)
Columbia Management Investment Advisers, LLC (the Investment Manager, and together with its domestic and global affiliates, Columbia Threadneedle Investments), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial), serves as the investment manager to Columbia High Yield Bond Fund (the Fund). Under a management agreement (the Management Agreement), the Investment Manager provides investment advice and other services to the Fund and other funds distributed by Columbia Management Investment Distributors, Inc. (collectively, the Funds).
On an annual basis, the Fund’s Board of Trustees (the Board), including the independent Board members (the Independent Trustees), considers renewal of the Management Agreement.  The Investment Manager prepared detailed reports for the Board and its Contracts Committee (including its Contracts Subcommittee) in March, April and June 2025, including reports providing the results of analyses performed by a third-party data provider, Broadridge Financial Solutions, Inc. (Broadridge), and comprehensive responses by the Investment Manager to written requests for information by independent legal counsel to the Independent Trustees (Independent Legal Counsel), to assist the Board in making this determination.  In addition, throughout the year, the Board (or its committees or subcommittees) regularly meets with portfolio management teams and senior management personnel and reviews information prepared by the Investment Manager addressing the services the Investment Manager provides and Fund performance.  The Board also accords appropriate weight to the work, deliberations and conclusions of the various committees (including their subcommittees), such as the Contracts Committee, the Investment Review Committee, the Audit Committee and the Compliance Committee in determining whether to continue the Management Agreement.
The Board, at its June 26, 2025 Board meeting (the June Meeting), considered the renewal of the Management Agreement for an additional one-year term.  At the June Meeting, Independent Legal Counsel reviewed with the Independent Trustees various factors relevant to the Board’s consideration of advisory agreements and the Board’s legal responsibilities related to such consideration.  The Independent Trustees considered such information as they, their legal counsel or the Investment Manager believed reasonably necessary to evaluate and to approve the continuation of the Management Agreement. Among other things, the information and factors considered included the following:
•
Information on the investment performance of the Fund relative to the performance of a group of mutual funds determined to be comparable to the Fund by Broadridge, as well as performance relative to one or more benchmarks;
•
Information on the Fund’s management fees and total expenses, including information comparing the Fund’s expenses to those of a group of comparable mutual funds, as determined by Broadridge;
•
The Investment Manager’s agreement to contractually limit or cap total operating expenses for the Fund so that total operating expenses (excluding certain fees and expenses, such as transaction costs and certain other investment related expenses, interest, taxes, acquired fund fees and expenses and infrequent and/or unusual expenses) would not exceed a specified annual rate, as a percentage of the Fund’s net assets;
•
Terms of the Management Agreement;
•
Descriptions of other agreements and arrangements with affiliates of the Investment Manager relating to the operations of the Fund, including agreements with respect to the provision of transfer agency and shareholder services to the Fund;
•
Descriptions of various services performed by the Investment Manager under the Management Agreement, including portfolio management and portfolio trading practices;
•
Information regarding any recently negotiated management fees of similarly-managed portfolios of other institutional clients of the Investment Manager;
•
Information regarding the resources of the Investment Manager, including information regarding senior management, portfolio managers and other personnel;
•
Information regarding the capabilities of the Investment Manager with respect to compliance monitoring services;
•
The profitability to the Investment Manager and its affiliates from their relationships with the Fund; and
36
Columbia High Yield Bond Fund  | 2025

Approval of Management Agreement (continued)
(Unaudited)
•
Report provided by the Board’s independent fee consultant, JDL Consultants, LLC (JDL).
Following an analysis and discussion of the foregoing, and the factors identified below, the Board, including all of the Independent Trustees, approved the renewal of the Management Agreement.
Nature, extent and quality of services provided by the Investment Manager
The Board analyzed various reports and presentations it had received detailing the services performed by the Investment Manager, as well as its history, expertise, resources and relative capabilities, and the qualifications of its personnel.
The Board specifically considered the many developments during recent years concerning the services provided by the Investment Manager. Among other things, the Board noted the organization and depth of the equity and credit research departments. The Board further observed the enhancements to the investment risk management department’s processes, systems and oversight over the past several years.  The Board also took into account the broad scope of services provided by the Investment Manager to the Fund, including, among other services, investment, risk and compliance oversight.  The Board also took into account the information it received concerning the Investment Manager’s ability to attract and retain key portfolio management personnel and that it has sufficient resources to provide competitive and adequate compensation to investment personnel.
In connection with the Board’s evaluation of the overall package of services provided by the Investment Manager, the Board also considered the nature, quality and range of administrative services provided to the Fund by the Investment Manager, as well as the achievements in 2024 in the performance of administrative services, and noted the various enhancements anticipated for 2025.  In evaluating the quality of services provided under the Management Agreement, the Board also took into account the organization and strength of the Fund’s and its service providers’ compliance programs.  The Board also reviewed the financial condition of the Investment Manager and its affiliates and each entity’s ability to carry out its responsibilities under the Management Agreement and the Fund’s other service agreements.
In addition, the Board discussed the acceptability of the terms of the Management Agreement, noting that no changes were proposed from the form of agreement previously approved.  The Board also noted the wide array of legal and compliance services provided to the Fund under the Management Agreement.
After reviewing these and related factors (including investment performance as discussed below), the Board concluded, within the context of their overall conclusions, that the nature, extent and quality of the services provided to the Fund under the Management Agreement supported the continuation of the Management Agreement.
Investment performance
The Board carefully reviewed the investment performance of the Fund, including detailed reports providing the results of analyses performed by each of the Investment Manager, Broadridge and JDL collectively showing, for various periods (including since manager inception): (i) the performance of the Fund, (ii) the Fund’s performance relative to peers and benchmarks and (iii) the net assets of the Fund. The Board observed that Fund performance was well within the range of that of its peers.
The Board also reviewed a description of the third-party data provider’s methodology for identifying the Fund’s peer groups for purposes of performance and expense comparisons.
The Board also considered the Investment Manager’s performance and reputation generally.  After reviewing these and related factors, the Board concluded, within the context of their overall conclusions, that the performance of the Fund and the Investment Manager, in light of other considerations, supported the continuation of the Management Agreement.
Comparative fees, costs of services provided and the profits realized by the Investment Manager and its affiliates from their relationships with the Fund
The Board reviewed comparative fees and the costs of services provided under the Management Agreement.  The Board members considered detailed comparative information set forth in an annual report on fees and expenses, including, among other things, data (based on analyses conducted by Broadridge and JDL) showing a comparison of the Fund’s expenses
Columbia High Yield Bond Fund  | 2025
37

Approval of Management Agreement (continued)
(Unaudited)
with median expenses paid by funds in its comparative peer universe, as well as data showing the Fund’s contribution to the Investment Manager’s profitability. The Board reviewed the fees charged to comparable institutional or other accounts/vehicles managed by the Investment Manager and discussed differences in how the products are managed and operated, thus explaining many of the differences in fees.
The Board considered the reports of JDL, which assisted in the Board’s analysis of the Funds’ performance and expenses and the reasonableness of the Funds’ fee rates.  The Board accorded particular weight to the notion that a primary objective of the level of fees is to achieve a rational pricing model applied consistently across the various product lines in the Fund family, while assuring that the overall fees for each Fund (with certain exceptions) are generally in line with the current “pricing philosophy” such that Fund total expense ratios, in general, approximate or are lower than the median expense ratios of funds in the same Lipper comparison universe.  The Board took into account that the Fund’s total expense ratio (after considering proposed expense caps/waivers) approximated the peer universe’s median expense ratio.
After reviewing these and related factors, the Board concluded, within the context of their overall conclusions, that the levels of management fees and expenses of the Fund, in light of other considerations, supported the continuation of the Management Agreement.
The Board also considered the profitability of the Investment Manager and its affiliates in connection with the Investment Manager providing management services to the Fund.  With respect to the profitability of the Investment Manager and its affiliates, the Independent Trustees referred to information discussing the profitability to the Investment Manager and Ameriprise Financial from managing, operating and distributing the Funds.  The Board considered that the profitability generated by the Investment Manager in 2024 had increased from 2023 levels due to a variety of factors, including the increased assets under management of the Funds.  It also took into account the indirect economic benefits flowing to the Investment Manager or its affiliates in connection with managing or distributing the Funds, such as the enhanced ability to offer various other financial products to Ameriprise Financial customers, soft dollar benefits and overall reputational advantages.  The Board noted that the fees paid by the Fund should permit the Investment Manager to offer competitive compensation to its personnel, make necessary investments in its business and earn an appropriate profit.  After reviewing these and related factors, the Board concluded, within the context of their overall conclusions, that the costs of services provided and the profitability to the Investment Manager and its affiliates from their relationships with the Fund supported the continuation of the Management Agreement.
Economies of scale
The Board considered the potential existence of economies of scale in the provision by the Investment Manager of services to the Fund, and whether those economies of scale were shared with the Fund through breakpoints in investment management fees or other means, such as expense limitation arrangements and additional investments by the Investment Manager in investment, trading, compliance and other resources. The Board considered the economies of scale that might be realized as the Fund’s net asset level grows and took note of the extent to which Fund shareholders might also benefit from such growth.  In this regard, the Board took into account that management fees decline as Fund assets exceed various breakpoints, all of which have not been surpassed. The Board observed that the Management Agreement thus provides for breakpoints in the management fee rate schedule that allow opportunities for shareholders to realize lower fees as Fund assets grow and that there are additional opportunities through other means for sharing economies of scale with shareholders.
Conclusion
The Board reviewed all of the above considerations in reaching its decision to approve the continuation of the Management Agreement.  In reaching its conclusions, no single factor was determinative.
On June 26, 2025, the Board, including all of the Independent Trustees, determined that fees payable under the Management Agreement were fair and reasonable in light of the extent and quality of services provided and approved the renewal of the Management Agreement.
38
Columbia High Yield Bond Fund  | 2025

[THIS PAGE INTENTIONALLY LEFT BLANK]

Columbia High Yield Bond Fund
P.O. Box 219104
Kansas City, MO 64121-9104

Please read and consider the investment objectives, risks, charges and expenses for any fund carefully before investing. For a prospectus and summary prospectus, which contains this and other important information about the Fund, go to
columbiathreadneedleus.com/investor/. The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.
Columbia Threadneedle Investments® (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved.
© 2025 Columbia Management Investment Advisers, LLC.
columbiathreadneedleus.com/investor/
SAR160_05_T01_(01/26)

Columbia Intrinsic Value Fund
Semi-Annual Financial Statements and Additional Information
November 30, 2025 (Unaudited)

Not FDIC or NCUA Insured	No Financial Institution Guarantee	May Lose Value

Columbia Intrinsic Value Fund | 2025

Portfolio of Investments
November 30, 2025 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities

Common Stocks 99.2%
Issuer	Shares	Value ($)
Communication Services 8.6%
Entertainment 1.7%
Walt Disney Co. (The)	432,970	45,232,376
Interactive Media & Services 5.3%
Alphabet, Inc., Class A	456,600	146,194,188
Media 0.6%
Comcast Corp., Class A	637,100	17,004,199
Wireless Telecommunication Services 1.0%
T-Mobile US, Inc.	125,700	26,272,557
Total Communication Services		234,703,320
Consumer Discretionary 6.5%
Broadline Retail 2.2%
Amazon.com, Inc.(a)	260,600	60,777,132
Hotels, Restaurants & Leisure 2.0%
Las Vegas Sands Corp.	809,600	55,182,336
Specialty Retail 0.9%
Gap, Inc. (The)	922,900	24,982,903
Textiles, Apparel & Luxury Goods 1.4%
NIKE, Inc., Class B	568,900	36,768,007
Total Consumer Discretionary		177,710,378
Consumer Staples 8.6%
Beverages 1.7%
Coca-Cola Co. (The)	619,000	45,261,280
Consumer Staples Distribution & Retail 3.0%
Walmart, Inc.	748,000	82,661,480
Household Products 1.8%
Procter & Gamble Co. (The)	326,500	48,374,240
Tobacco 2.1%
Philip Morris International, Inc.	367,500	57,873,900
Total Consumer Staples		234,170,900
Common Stocks (continued)
Issuer	Shares	Value ($)
Energy 6.2%
Oil, Gas & Consumable Fuels 6.2%
EOG Resources, Inc.	244,000	26,315,400
EQT Corp.	489,900	29,815,314
Exxon Mobil Corp.	629,400	72,960,048
Valero Energy Corp.	225,500	39,859,380
Total		168,950,142
Total Energy		168,950,142
Financials 21.2%
Banks 8.4%
Citigroup, Inc.	540,500	55,995,800
JPMorgan Chase & Co.	357,700	111,988,716
M&T Bank Corp.	151,700	28,856,374
PNC Financial Services Group, Inc. (The)	172,525	32,903,968
Total		229,744,858
Capital Markets 6.8%
Bank of New York Mellon Corp. (The)	506,800	56,812,280
Goldman Sachs Group, Inc. (The)	60,500	49,975,420
Intercontinental Exchange, Inc.	211,800	33,316,140
Morgan Stanley	266,800	45,265,288
Total		185,369,128
Financial Services 3.5%
Berkshire Hathaway, Inc., Class B(a)	137,600	70,700,256
MasterCard, Inc., Class A	43,500	23,948,055
Total		94,648,311
Insurance 2.5%
Chubb Ltd.	141,900	42,027,942
Marsh & McLennan Companies, Inc.	147,200	27,003,840
Total		69,031,782
Total Financials		578,794,079
Health Care 11.2%
Biotechnology 2.1%
BioMarin Pharmaceutical, Inc.(a)	322,500	18,037,425
Vertex Pharmaceuticals, Inc.(a)	89,100	38,634,651
Total		56,672,076
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Intrinsic Value Fund  | 2025
3

Portfolio of Investments (continued)
November 30, 2025 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Health Care Equipment & Supplies 1.1%
Zimmer Biomet Holdings, Inc.	320,200	31,225,904
Health Care Providers & Services 3.3%
Cigna Group (The)	125,700	34,854,096
Tenet Healthcare Corp.(a)	108,096	23,439,537
UnitedHealth Group, Inc.	96,800	31,921,736
Total		90,215,369
Life Sciences Tools & Services 2.0%
Thermo Fisher Scientific, Inc.	91,000	53,765,530
Pharmaceuticals 2.7%
Bristol-Myers Squibb Co.	728,900	35,861,880
Merck & Co., Inc.	373,200	39,122,556
Total		74,984,436
Total Health Care		306,863,315
Industrials 15.3%
Aerospace & Defense 3.0%
Boeing Co. (The)(a)	236,600	44,717,400
Northrop Grumman Corp.	65,500	37,482,375
Total		82,199,775
Air Freight & Logistics 1.1%
FedEx Corp.	109,600	30,214,528
Building Products 1.0%
Trane Technologies PLC	66,000	27,817,680
Electrical Equipment 2.0%
nVent Electric PLC	511,500	54,868,605
Ground Transportation 1.4%
Norfolk Southern Corp.	131,800	38,497,462
Industrial Conglomerates 1.3%
3M Co.	212,000	36,474,600
Machinery 5.5%
Cummins, Inc.	84,300	41,979,714
Ingersoll Rand, Inc.	399,100	32,063,694
Parker-Hannifin Corp.	49,100	42,309,470
Stanley Black & Decker, Inc.	462,800	33,099,456
Total		149,452,334
Total Industrials		419,524,984
Common Stocks (continued)
Issuer	Shares	Value ($)
Information Technology 10.7%
Electronic Equipment, Instruments & Components 1.9%
Corning, Inc.	625,000	52,625,000
IT Services 1.4%
EPAM Systems, Inc.(a)	204,759	38,289,933
Semiconductors & Semiconductor Equipment 4.0%
Broadcom, Inc.	97,600	39,328,896
Lam Research Corp.	332,400	51,854,400
Qorvo, Inc.(a)	205,268	17,630,468
Total		108,813,764
Software 2.2%
BILL Holdings, Inc.(a)	411,200	20,621,680
Microsoft Corp.	81,200	39,951,212
Total		60,572,892
Technology Hardware, Storage & Peripherals 1.2%
Dell Technologies, Inc.	253,600	33,817,560
Total Information Technology		294,119,149
Materials 2.4%
Chemicals 2.4%
Linde PLC	100,800	41,360,256
PPG Industries, Inc.	256,800	25,690,272
Total		67,050,528
Total Materials		67,050,528
Real Estate 3.8%
Health Care REITs 2.7%
Healthpeak Properties, Inc.	1,407,500	25,700,950
Welltower, Inc.	235,200	48,973,344
Total		74,674,294
Specialized REITs 1.1%
Equinix, Inc.	38,100	28,701,111
Total Real Estate		103,375,405
Utilities 4.7%
Electric Utilities 3.3%
Entergy Corp.	476,300	46,448,776
Xcel Energy, Inc.	542,200	44,520,042
Total		90,968,818
The accompanying Notes to Financial Statements are an integral part of this statement.
4
Columbia Intrinsic Value Fund  | 2025

Portfolio of Investments (continued)
November 30, 2025 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Multi-Utilities 1.4%
Ameren Corp.	355,900	37,849,965
Total Utilities		128,818,783
Total Common Stocks (Cost $1,511,640,125)		2,714,080,983

Money Market Funds 0.7%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 4.061%(b),(c)	19,063,619	19,057,900
Total Money Market Funds (Cost $19,056,377)		19,057,900
Total Investments in Securities (Cost: $1,530,696,502)		2,733,138,883
Other Assets & Liabilities, Net		1,469,804
Net Assets		2,734,608,687
Notes to Portfolio of Investments
(a)	Non-income producing investment.
(b)	The rate shown is the seven-day current annualized yield at November 30, 2025.
(c)
Under the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended November 30, 2025 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Realized gain (loss)($)	Dividends($)	End of period shares
Columbia Short-Term Cash Fund, 4.061%
	25,820,838	158,003,383	(164,766,403)	82	19,057,900	(1,504)	590,789	19,063,619
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
■
 Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date.  Valuation adjustments are not applied to Level 1 investments.
■
 Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
■
 Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Intrinsic Value Fund  | 2025
5

Portfolio of Investments (continued)
November 30, 2025 (Unaudited)
Fair value measurements   (continued)
Investments falling into the Level 3 category, if any, are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
The Fund’s Board of Trustees (the Board) has designated the Investment Manager, through its Valuation Committee (the Committee), as valuation designee, responsible for determining the fair value of the assets of the Fund for which market quotations are not readily available using valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. Representatives of Columbia Management Investment Advisers, LLC report to the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
The following table is a summary of the inputs used to value the Fund’s investments at November 30, 2025:
	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Investments in Securities
Common Stocks
Communication Services	234,703,320	—	—	234,703,320
Consumer Discretionary	177,710,378	—	—	177,710,378
Consumer Staples	234,170,900	—	—	234,170,900
Energy	168,950,142	—	—	168,950,142
Financials	578,794,079	—	—	578,794,079
Health Care	306,863,315	—	—	306,863,315
Industrials	419,524,984	—	—	419,524,984
Information Technology	294,119,149	—	—	294,119,149
Materials	67,050,528	—	—	67,050,528
Real Estate	103,375,405	—	—	103,375,405
Utilities	128,818,783	—	—	128,818,783
Total Common Stocks	2,714,080,983	—	—	2,714,080,983
Money Market Funds	19,057,900	—	—	19,057,900
Total Investments in Securities	2,733,138,883	—	—	2,733,138,883
See the Portfolio of Investments for all investment classifications not indicated in the table.
The accompanying Notes to Financial Statements are an integral part of this statement.
6
Columbia Intrinsic Value Fund  | 2025

Statement of Assets and Liabilities
November 30, 2025 (Unaudited)

Assets
Investments in securities, at value
Unaffiliated issuers (cost $1,511,640,125)	$2,714,080,983
Affiliated issuers (cost $19,056,377)	19,057,900
Receivable for:
Capital shares sold	950,620
Dividends	2,515,045
Expense reimbursement due from Investment Manager	171
Prepaid expenses	10,240
Other assets	14,417
Total assets	2,736,629,376
Liabilities
Payable for:
Capital shares redeemed	1,226,274
Management services fees	93,184
Distribution and/or service fees	23,914
Transfer agent fees	141,996
Compensation of chief compliance officer	211
Compensation of board members	4,023
Other expenses	43,197
Deferred compensation of board members	487,890
Total liabilities	2,020,689
Net assets applicable to outstanding capital stock	$2,734,608,687
Represented by
Paid in capital	1,356,388,723
Total distributable earnings (loss)	1,378,219,964
Total - representing net assets applicable to outstanding capital stock	$2,734,608,687
Class A
Net assets	$1,718,089,111
Shares outstanding	89,447,611
Net asset value per share	$19.21
Maximum sales charge	5.75%
Maximum offering price per share (calculated by dividing the net asset value per share by 1.0 minus the maximum sales charge for Class A shares)	$20.38
Class C
Net assets	$9,314,154
Shares outstanding	486,737
Net asset value per share	$19.14
Institutional Class
Net assets	$438,165,759
Shares outstanding	22,865,322
Net asset value per share	$19.16
Institutional 2 Class
Net assets	$48,436,001
Shares outstanding	2,522,807
Net asset value per share	$19.20
Institutional 3 Class
Net assets	$520,603,662
Shares outstanding	26,654,725
Net asset value per share	$19.53
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Intrinsic Value Fund  | 2025
7

Statement of Operations
Six Months Ended November 30, 2025 (Unaudited)

Net investment income
Income:
Dividends — unaffiliated issuers	$23,530,994
Dividends — affiliated issuers	590,789
Total income	24,121,783
Expenses:
Management services fees	8,020,609
Distribution and/or service fees
Class A	2,050,276
Class C	45,238
Transfer agent fees
Class A	593,123
Class C	3,273
Institutional Class	136,078
Institutional 2 Class	12,555
Institutional 3 Class	9,788
Custodian fees	6,821
Printing and postage fees	45,514
Registration fees	63,062
Accounting services fees	16,211
Legal fees	27,682
Compensation of chief compliance officer	211
Compensation of board members	18,041
Deferred compensation of board members	105,134
Other	21,347
Total expenses	11,174,963
Fees waived or expenses reimbursed by Investment Manager and its affiliates	(160,115)
Total net expenses	11,014,848
Net investment income	13,106,935
Realized and unrealized gain (loss) — net
Net realized gain (loss) on:
Investments — unaffiliated issuers	76,918,851
Investments — affiliated issuers	(1,504)
Net realized gain	76,917,347
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated issuers	287,702,699
Investments — affiliated issuers	82
Net change in unrealized appreciation (depreciation)	287,702,781
Net realized and unrealized gain	364,620,128
Net increase in net assets resulting from operations	$377,727,063
The accompanying Notes to Financial Statements are an integral part of this statement.
8
Columbia Intrinsic Value Fund  | 2025

Statement of Changes in Net Assets

	Six Months Ended November 30, 2025 (Unaudited)	Year Ended May 31, 2025
Operations
Net investment income	$13,106,935	$30,577,587
Net realized gain	76,917,347	217,530,856
Net change in unrealized appreciation (depreciation)	287,702,781	(24,111,894)
Net increase in net assets resulting from operations	377,727,063	223,996,549
Distributions to shareholders
Net investment income and net realized gains
Class A	(7,833,370)	(138,367,499)
Advisor Class	—	(303,943)
Class C	(11,192)	(777,656)
Institutional Class	(2,178,984)	(30,102,239)
Institutional 2 Class	(264,586)	(3,771,030)
Institutional 3 Class	(2,886,085)	(37,382,686)
Total distributions to shareholders	(13,174,217)	(210,705,053)
Increase (decrease) in net assets from capital stock activity	(52,411,071)	23,183,566
Total increase in net assets	312,141,775	36,475,062
Net assets at beginning of period	2,422,466,912	2,385,991,850
Net assets at end of period	$2,734,608,687	$2,422,466,912
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Intrinsic Value Fund  | 2025
9

Statement of Changes in Net Assets  (continued)

	Six Months Ended		Year Ended
	November 30, 2025 (Unaudited)		May 31, 2025
	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity
Class A
Shares sold	539,034	9,578,582	1,402,373	23,797,393
Distributions reinvested	449,072	7,799,811	8,240,621	137,757,383
Shares redeemed	(5,846,264)	(104,689,754)	(12,601,913)	(212,422,449)
Net decrease	(4,858,158)	(87,311,361)	(2,958,919)	(50,867,673)
Advisor Class
Shares sold	—	—	249,722	4,350,000
Distributions reinvested	—	—	17,852	303,415
Shares redeemed	—	—	(2,512,086)	(45,640,847)
Net decrease	—	—	(2,244,512)	(40,987,432)
Class C
Shares sold	25,066	446,687	94,352	1,585,420
Distributions reinvested	662	11,179	46,648	777,649
Shares redeemed	(73,503)	(1,307,862)	(198,306)	(3,330,215)
Net decrease	(47,775)	(849,996)	(57,306)	(967,146)
Institutional Class
Shares sold	5,200,400	93,984,413	10,078,668	172,092,354
Distributions reinvested	125,252	2,175,462	1,801,151	30,021,022
Shares redeemed	(5,096,001)	(88,277,128)	(5,592,104)	(94,847,439)
Net increase	229,651	7,882,747	6,287,715	107,265,937
Institutional 2 Class
Shares sold	213,605	3,899,946	513,962	8,808,332
Distributions reinvested	15,214	264,515	225,757	3,769,671
Shares redeemed	(180,732)	(3,219,097)	(819,563)	(13,792,380)
Net increase (decrease)	48,087	945,364	(79,844)	(1,214,377)
Institutional 3 Class
Shares sold	3,881,841	69,133,929	6,062,295	106,069,725
Distributions reinvested	162,710	2,885,939	2,201,085	37,380,339
Shares redeemed	(2,495,424)	(45,097,693)	(7,600,291)	(133,495,807)
Net increase	1,549,127	26,922,175	663,089	9,954,257
Total net increase (decrease)	(3,079,068)	(52,411,071)	1,610,223	23,183,566
The accompanying Notes to Financial Statements are an integral part of this statement.
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Columbia Intrinsic Value Fund  | 2025
11

Financial Highlights
The following table is intended to help you understand the Fund’s financial performance. Certain information reflects financial results for a single share of a class held for the periods shown. Per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total return assumes reinvestment of all dividends and distributions, if any. Total return does not reflect payment of sales charges, if any. Total return and portfolio turnover are not annualized for periods of less than one year. The ratios of expenses and net investment income are annualized for periods of less than one year. The portfolio turnover rate is calculated without regard to purchase and sales transactions of short-term instruments and certain derivatives, if any. If such transactions were included, the Fund’s portfolio turnover rate may be higher. A zero balance may reflect an amount rounding to less than $0.01 or 0.01%.
	Net asset value, beginning of period	Net investment income	Net realized and unrealized gain (loss)	Total from investment operations	Distributions from net investment income	Distributions from net realized gains	Total distributions to shareholders
Class A
Six Months Ended 11/30/2025 (Unaudited)	$16.66	0.08	2.55	2.63	(0.08)	—	(0.08)
Year Ended 5/31/2025	$16.59	0.20	1.36	1.56	(0.21)	(1.28)	(1.49)
Year Ended 5/31/2024	$14.25	0.25	2.98	3.23	(0.26)	(0.63)	(0.89)
Year Ended 5/31/2023	$16.56	0.24	(1.20)	(0.96)	(0.23)	(1.12)	(1.35)
Year Ended 5/31/2022	$17.39	0.19	0.09	0.28	(0.19)	(0.92)	(1.11)
Year Ended 5/31/2021	$12.02	0.18	5.38	5.56	(0.19)	—	(0.19)
Class C
Six Months Ended 11/30/2025 (Unaudited)	$16.60	0.02	2.54	2.56	(0.02)	—	(0.02)
Year Ended 5/31/2025	$16.54	0.07	1.35	1.42	(0.08)	(1.28)	(1.36)
Year Ended 5/31/2024	$14.20	0.14	2.98	3.12	(0.15)	(0.63)	(0.78)
Year Ended 5/31/2023	$16.50	0.12	(1.19)	(1.07)	(0.11)	(1.12)	(1.23)
Year Ended 5/31/2022	$17.33	0.06	0.09	0.15	(0.06)	(0.92)	(0.98)
Year Ended 5/31/2021	$11.99	0.07	5.36	5.43	(0.09)	—	(0.09)
Institutional Class
Six Months Ended 11/30/2025 (Unaudited)	$16.62	0.10	2.55	2.65	(0.11)	—	(0.11)
Year Ended 5/31/2025	$16.56	0.23	1.36	1.59	(0.25)	(1.28)	(1.53)
Year Ended 5/31/2024	$14.22	0.29	2.98	3.27	(0.30)	(0.63)	(0.93)
Year Ended 5/31/2023	$16.53	0.28	(1.20)	(0.92)	(0.27)	(1.12)	(1.39)
Year Ended 5/31/2022	$17.36	0.23	0.09	0.32	(0.23)	(0.92)	(1.15)
Year Ended 5/31/2021	$12.00	0.21	5.37	5.58	(0.22)	—	(0.22)
Institutional 2 Class
Six Months Ended 11/30/2025 (Unaudited)	$16.65	0.11	2.55	2.66	(0.11)	—	(0.11)
Year Ended 5/31/2025	$16.59	0.24	1.36	1.60	(0.26)	(1.28)	(1.54)
Year Ended 5/31/2024	$14.24	0.30	2.99	3.29	(0.31)	(0.63)	(0.94)
Year Ended 5/31/2023	$16.56	0.28	(1.20)	(0.92)	(0.28)	(1.12)	(1.40)
Year Ended 5/31/2022	$17.39	0.24	0.09	0.33	(0.24)	(0.92)	(1.16)
Year Ended 5/31/2021	$12.03	0.22	5.37	5.59	(0.23)	—	(0.23)
The accompanying Notes to Financial Statements are an integral part of this statement.
12
Columbia Intrinsic Value Fund  | 2025

Financial Highlights (continued)

	Net asset value, end of period	Total return	Total gross expense ratio to average net assets(a)	Total net expense ratio to average net assets(a),(b)	Net investment income ratio to average net assets	Portfolio turnover	Net assets, end of period (000’s)
Class A
Six Months Ended 11/30/2025 (Unaudited)	$19.21	15.87%	0.97%	0.96%	0.93%	9%	$1,718,089
Year Ended 5/31/2025	$16.66	9.46%	0.97%	0.96% (c)	1.16%	27%	$1,571,009
Year Ended 5/31/2024	$16.59	23.36%	0.99%	0.98% (c)	1.63%	17%	$1,614,092
Year Ended 5/31/2023	$14.25	(6.20% )	0.99%	0.99% (c)	1.57%	12%	$1,466,080
Year Ended 5/31/2022	$16.56	1.64%	0.97%	0.97% (c)	1.11%	21%	$1,720,873
Year Ended 5/31/2021	$17.39	46.70%	1.01%	1.01% (c)	1.25%	27%	$1,849,691
Class C
Six Months Ended 11/30/2025 (Unaudited)	$19.14	15.44%	1.72%	1.71%	0.18%	9%	$9,314
Year Ended 5/31/2025	$16.60	8.61%	1.72%	1.71% (c)	0.42%	27%	$8,872
Year Ended 5/31/2024	$16.54	22.53%	1.74%	1.73% (c)	0.89%	17%	$9,786
Year Ended 5/31/2023	$14.20	(6.90% )	1.74%	1.74% (c)	0.82%	12%	$10,248
Year Ended 5/31/2022	$16.50	0.86%	1.72%	1.72% (c)	0.36%	21%	$12,043
Year Ended 5/31/2021	$17.33	45.52%	1.76%	1.76% (c)	0.52%	27%	$13,359
Institutional Class
Six Months Ended 11/30/2025 (Unaudited)	$19.16	15.98%	0.73%	0.71%	1.18%	9%	$438,166
Year Ended 5/31/2025	$16.62	9.70%	0.72%	0.72% (c)	1.40%	27%	$376,174
Year Ended 5/31/2024	$16.56	23.72%	0.74%	0.73% (c)	1.88%	17%	$270,698
Year Ended 5/31/2023	$14.22	(5.95% )	0.74%	0.74% (c)	1.82%	12%	$218,834
Year Ended 5/31/2022	$16.53	1.91%	0.72%	0.72% (c)	1.36%	21%	$233,329
Year Ended 5/31/2021	$17.36	47.04%	0.76%	0.76% (c)	1.49%	27%	$224,531
Institutional 2 Class
Six Months Ended 11/30/2025 (Unaudited)	$19.20	16.03%	0.71%	0.69%	1.20%	9%	$48,436
Year Ended 5/31/2025	$16.65	9.71%	0.70%	0.69%	1.43%	27%	$41,205
Year Ended 5/31/2024	$16.59	23.80%	0.71%	0.70%	1.92%	17%	$42,375
Year Ended 5/31/2023	$14.24	(5.97% )	0.70%	0.70%	1.86%	12%	$37,877
Year Ended 5/31/2022	$16.56	1.95%	0.68%	0.68%	1.39%	21%	$31,720
Year Ended 5/31/2021	$17.39	47.01%	0.71%	0.71%	1.54%	27%	$28,324
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Intrinsic Value Fund  | 2025
13

Financial Highlights (continued)

	Net asset value, beginning of period	Net investment income	Net realized and unrealized gain (loss)	Total from investment operations	Distributions from net investment income	Distributions from net realized gains	Total distributions to shareholders
Institutional 3 Class
Six Months Ended 11/30/2025 (Unaudited)	$16.94	0.11	2.59	2.70	(0.11)	—	(0.11)
Year Ended 5/31/2025	$16.85	0.25	1.39	1.64	(0.27)	(1.28)	(1.55)
Year Ended 5/31/2024	$14.46	0.31	3.02	3.33	(0.31)	(0.63)	(0.94)
Year Ended 5/31/2023	$16.78	0.29	(1.21)	(0.92)	(0.28)	(1.12)	(1.40)
Year Ended 5/31/2022	$17.61	0.25	0.08	0.33	(0.24)	(0.92)	(1.16)
Year Ended 5/31/2021	$12.17	0.24	5.43	5.67	(0.23)	—	(0.23)

Notes to Financial Highlights
(a)
In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund’s reported expense ratios.

(b)	Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.
(c)	The benefits derived from expense reductions had an impact of less than 0.01%.
The accompanying Notes to Financial Statements are an integral part of this statement.
14
Columbia Intrinsic Value Fund  | 2025

Financial Highlights (continued)

	Net asset value, end of period	Total return	Total gross expense ratio to average net assets(a)	Total net expense ratio to average net assets(a),(b)	Net investment income ratio to average net assets	Portfolio turnover	Net assets, end of period (000’s)
Institutional 3 Class
Six Months Ended 11/30/2025 (Unaudited)	$19.53	16.01%	0.66%	0.64%	1.24%	9%	$520,604
Year Ended 5/31/2025	$16.94	9.78%	0.65%	0.65%	1.48%	27%	$425,207
Year Ended 5/31/2024	$16.85	23.76%	0.66%	0.65%	1.97%	17%	$411,829
Year Ended 5/31/2023	$14.46	(5.85% )	0.66%	0.66%	1.91%	12%	$408,731
Year Ended 5/31/2022	$16.78	1.96%	0.64%	0.64%	1.43%	21%	$595,155
Year Ended 5/31/2021	$17.61	47.16%	0.66%	0.66%	1.54%	27%	$648,129
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Intrinsic Value Fund  | 2025
15

Notes to Financial Statements
November 30, 2025 (Unaudited)
Note 1. Organization
Columbia Intrinsic Value Fund (formerly known as Columbia Large Cap Value Fund) (the Fund), a series of Columbia Funds Series Trust II (the Trust), is a diversified fund. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.
Effective September 1, 2025, Columbia Large Cap Value Fund was renamed Columbia Intrinsic Value Fund.
Fund shares
The Trust may issue an unlimited number of shares (without par value). The Fund offers each of the share classes listed in the Statement of Assets and Liabilities. Although all share classes generally have identical voting, dividend and liquidation rights, each share class votes separately when required by the Trust’s organizational documents or by law. Each share class has its own expense and sales charge structure. Different share classes may have different minimum initial investment amounts and pay different net investment income distribution amounts to the extent the expenses of distributing such share classes vary. Distributions to shareholders in a liquidation will be proportional to the net asset value of each share class.
As described in the Fund’s prospectus, Class A and Class C shares are offered to the general public for investment. Class C shares automatically convert to Class A shares after 8 years. Institutional Class, Institutional 2 Class and Institutional 3 Class shares are available for purchase through authorized investment professionals to omnibus retirement plans or to institutional investors and to certain other investors as also described in the Fund’s prospectus.
Note 2. Summary of significant accounting policies
Basis of preparation
The Fund is an investment company that applies the accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services - Investment Companies (ASC 946). The financial statements are prepared in accordance with U.S. generally accepted accounting principles (GAAP), which requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.
Segment reporting
The intent of FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures is to enable investors to better understand an entity’s overall performance and to assess its potential future cash flows through improved segment disclosures. The chief operating decision maker (CODM) for the Fund is Columbia Management Investment Advisers, LLC through its Investment Oversight Committee and Global Executive Group, which are responsible for assessing performance and making decisions about resource allocation. The CODM has determined that the Fund has a single operating segment because the CODM monitors the operating results of the Fund as a whole and the Fund’s long-term strategic asset allocation is pre-determined in accordance with the terms of its prospectus, based on a defined investment strategy which is executed by the Fund’s portfolio managers as a team. The financial information provided to and reviewed by the CODM is consistent with that presented within the Fund’s financial statements.
Security valuation
Equity securities listed on an exchange are valued at the closing price or last trade price on their primary exchange at the close of business of the New York Stock Exchange. Securities with a closing price not readily available or not listed on any exchange are valued at the mean between the closing bid and ask prices. Listed preferred stocks convertible into common stocks are valued using an evaluated price from a pricing service.
16
Columbia Intrinsic Value Fund  | 2025

Notes to Financial Statements (continued)
November 30, 2025 (Unaudited)
Foreign equity securities are valued based on the closing price or last trade price on their primary exchange at the close of business of the New York Stock Exchange. If any foreign equity security closing prices are not readily available, the securities are valued at the mean of the latest quoted bid and ask prices on such exchanges or markets. Foreign currency exchange rates are determined at the scheduled closing time of the New York Stock Exchange. Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange; therefore, the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. In those situations, foreign securities will be fair valued pursuant to a policy approved by the Board of Trustees. Under the policy, the Fund may utilize a third-party pricing service to determine these fair values. The third-party pricing service takes into account multiple factors, including relevant general and sector indices, currency fluctuations, depositary receipts, and futures, as applicable, to determine a good faith estimate that reasonably reflects the current market conditions as of the close of the New York Stock Exchange. The fair value of a security is likely to be different from the quoted or published price, if available.
Investments in open-end investment companies (other than exchange-traded funds (ETFs)), are valued at the latest net asset value reported by those companies as of the valuation time.
Investments for which market quotations are not readily available, or that have quotations which management believes are not reflective of market value or reliable, are valued at fair value as determined in good faith under procedures approved by the Board of Trustees. If a security or class of securities (such as foreign securities) is valued at fair value, such value is likely to be different from the quoted or published price for the security, if available.
The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine fair value.
GAAP requires disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category. This information is disclosed following the Fund’s Portfolio of Investments.
Security transactions
Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.
Income recognition
Interest income is recorded on an accrual basis. Market premiums and discounts, including original issue discounts, are amortized and accreted, respectively, over the expected life of the security on all debt securities, unless otherwise noted. For convertible securities, premiums attributable to the conversion feature are not amortized.
The Fund may place a debt security on non-accrual status and reduce related interest income when it becomes probable that the interest will not be collected and the amount of uncollectible interest can be reasonably estimated. The Fund may also adjust accrual rates when it becomes probable the full interest will not be collected and a partial payment will be received. A defaulted debt security is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.
Corporate actions and dividend income are generally recorded net of any non-reclaimable tax withholdings, on the ex-dividend date or upon receipt of an ex-dividend notification in the case of certain foreign securities.
The Fund may receive distributions from holdings in equity securities, business development companies (BDCs), exchange-traded funds (ETFs), limited partnerships (LPs), other regulated investment companies (RICs), and real estate investment trusts (REITs), which report information as to the tax character of their distributions annually. These distributions are allocated to dividend income, capital gain and return of capital based on actual information reported. Return of capital is recorded as a reduction of the cost basis of securities held. If the Fund no longer owns the applicable securities, return of capital is recorded as a realized gain. With respect to REITs, to the extent actual information has not yet been reported, estimates for return of capital are made by Columbia Management Investment Advisers, LLC (the Investment Manager), a
Columbia Intrinsic Value Fund  | 2025
17

Notes to Financial Statements (continued)
November 30, 2025 (Unaudited)
wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial). The Investment Manager’s estimates are subsequently adjusted when the actual character of the distributions is disclosed by the REITs, which could result in a proportionate change in return of capital to shareholders.
Awards from class action litigation are recorded as a reduction of cost basis if the Fund still owns the applicable securities on the payment date. If the Fund no longer owns the applicable securities on the payment date, the proceeds are recorded as realized gains.
Expenses
General expenses of the Trust are allocated to the Fund and other funds of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the Fund are charged to the Fund. Expenses directly attributable to a specific class of shares are charged to that share class.
Determination of class net asset value
All income, expenses (other than class-specific expenses, which are charged to that share class, as shown in the Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of the Fund on a daily basis, based on the relative net assets of each class, for purposes of determining the net asset value of each class.
Federal income tax status
The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of its investment company taxable income and net capital gain, if any, for its tax year, and as such will not be subject to federal income taxes. In addition, the Fund intends to distribute in each calendar year substantially all of its ordinary income, capital gain net income and certain other amounts, if any, such that the Fund should not be subject to federal excise tax. Therefore, no federal income or excise tax provision is recorded.
Distributions to shareholders
Distributions from net investment income, if any, are declared and paid each calendar quarter. Net realized capital gains, if any, are distributed at least annually. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.
Guarantees and indemnifications
Under the Trust’s organizational documents and, in some cases, by contract, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust or its funds. In addition, certain of the Fund’s contracts with its service providers contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined, and the Fund has no historical basis for predicting the likelihood of any such claims.
Recent accounting pronouncements and regulatory updates
Accounting Standards Update 2023-09 Income Taxes (Topic 740)
In December 2023, the FASB issued Accounting Standards Update No. 2023-09 Income Taxes (Topic 740) Improvements to Income Tax Disclosures. The amendments were issued to enhance the transparency and decision usefulness of income tax disclosures primarily related to rate reconciliation and income taxes paid information. The amendments are effective for annual periods beginning after December 15, 2024, with early adoption permitted. Management expects that the adoption of the amendments will not have a material impact on its financial statements.
Note 3. Fees and other transactions with affiliates
Management services fees
The Fund has entered into a Management Agreement with Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial). Under the Management Agreement, the Investment Manager provides the Fund with investment research and advice and is responsible for
18
Columbia Intrinsic Value Fund  | 2025

Notes to Financial Statements (continued)
November 30, 2025 (Unaudited)
administrative and accounting services. The management services fee is an annual fee that is equal to a percentage of the Fund’s daily net assets that declines from 0.72% to 0.52% as the Fund’s net assets increase. The annualized effective management services fee rate for the six months ended November 30, 2025 was 0.63% of the Fund’s average daily net assets.
Compensation of Board members
Members of the Board of Trustees who are not officers or employees of the Investment Manager or Ameriprise Financial are compensated for their services to the Fund as disclosed in the Statement of Operations. Under a Deferred Compensation Plan (the Deferred Plan), these members of the Board of Trustees may elect to defer payment of up to 100% of their compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of certain funds managed by the Investment Manager. The Fund’s liability for these amounts is adjusted for market value changes and remains in the Fund until distributed in accordance with the Deferred Plan. All amounts payable under the Deferred Plan constitute a general unsecured obligation of the Fund. The expense for the Deferred Plan, which includes Trustees’ fees deferred during the current period as well as any gains or losses on the Trustees’ deferred compensation balances as a result of market fluctuations, is included in "Deferred compensation of board members" in the Statement of Operations.
Compensation of Chief Compliance Officer
The Board of Trustees has appointed a Chief Compliance Officer for the Fund in accordance with federal securities regulations. As disclosed in the Statement of Operations, a portion of the Chief Compliance Officer’s total compensation is allocated to the Fund, along with other allocations to affiliated registered investment companies managed by the Investment Manager and its affiliates, based on relative net assets.
Transfer agency fees
Under a Transfer and Dividend Disbursing Agent Agreement, Columbia Management Investment Services Corp. (the Transfer Agent), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, is responsible for providing transfer agency services to the Fund. The Transfer Agent has contracted with SS&C GIDS, Inc. (SS&C GIDS) to serve as sub-transfer agent. The Transfer Agent pays the fees of SS&C GIDS for services as sub-transfer agent and SS&C GIDS is not entitled to reimbursement for such fees from the Fund (with the exception of out-of-pocket fees).
The Fund pays the Transfer Agent a monthly transfer agency fee based on the number or the average value of accounts, depending on the type of account. In addition, the Fund pays the Transfer Agent a fee for shareholder services based on the number of accounts or on a percentage of the average aggregate value of the Fund’s shares maintained in omnibus accounts up to the lesser of the amount charged by the financial intermediary or a cap established by the Board of Trustees from time to time.
The Transfer Agent also receives compensation from the Fund for various shareholder services and reimbursements for certain out-of-pocket fees. Total transfer agency fees for Institutional 2 Class and Institutional 3 Class shares are subject to an annual limitation of not more than 0.07% and 0.02%, respectively, of the average daily net assets attributable to each share class.
For the six months ended November 30, 2025, the Fund’s annualized effective transfer agency fee rates as a percentage of average daily net assets of each class were as follows:
Effective rate (%)
Class A	0.07
Class C	0.07
Institutional Class	0.07
Institutional 2 Class	0.06
Institutional 3 Class	0.00
Columbia Intrinsic Value Fund  | 2025
19

Notes to Financial Statements (continued)
November 30, 2025 (Unaudited)
An annual minimum account balance fee of $20 may apply to certain accounts with a value below the applicable share class’s initial minimum investment requirements to reduce the impact of small accounts on transfer agency fees. These minimum account balance fees are remitted to the Fund and recorded as part of expense reductions in the Statement of Operations. For the six months ended November 30, 2025, no minimum account balance fees were charged by the Fund.
Distribution and service fees
The Fund has entered into an agreement with Columbia Management Investment Distributors, Inc. (the Distributor), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, for distribution and shareholder services. Under a Plan and Agreement of Distribution, the Fund pays a fee at the maximum annual rates of up to 0.25% and 1.00% of the Fund’s average daily net assets attributable to Class A and Class C shares, respectively. For Class C shares, of the 1.00% fee, up to 0.75% can be reimbursed for distribution expenses and up to an additional 0.25% can be reimbursed for shareholder servicing expenses.
The amount of distribution and shareholder services expenses incurred by the Distributor and not yet reimbursed (unreimbursed expense) was approximately $567,000 for Class C shares. This amount is based on the most recent information available as of September 30, 2025, and may be recovered from future payments under the distribution plan or contingent deferred sales charges (CDSCs). To the extent the unreimbursed expense has been fully recovered, the distribution and/or shareholder services fee is reduced.
Sales charges
Sales charges, including front-end charges and CDSCs, received by the Distributor for distributing Fund shares for the six months ended November 30, 2025, if any, are listed below:
	Front End (%)	CDSC (%)	Amount ($)
Class A	5.75	0.50 - 1.00 (a)	83,779
Class C	—	1.00 (b)	84

(a)
This charge is imposed on certain investments of between $1 million and $50 million redeemed within 18 months after purchase, as follows: 1.00% if redeemed within 12 months after purchase, and 0.50% if redeemed more than 12, but less than 18, months after purchase, with certain limited exceptions.

(b)	This charge applies to redemptions within 12 months after purchase, with certain limited exceptions.
The Fund’s other share classes are not subject to sales charges.
Expenses waived/reimbursed by the Investment Manager and its affiliates
The Investment Manager and certain of its affiliates have contractually agreed to waive fees and/or reimburse expenses (excluding certain fees and expenses described below) for the period(s) disclosed below, unless sooner terminated at the sole discretion of the Board of Trustees, so that the Fund’s net operating expenses, after giving effect to fees waived/expenses reimbursed and any balance credits and/or overdraft charges from the Fund’s custodian, do not exceed the following annual rate(s) as a percentage of the classes’ average daily net assets:
	October 1, 2025 through September 30, 2026 (%)	Prior to October 1, 2025 (%)
Class A	0.97	0.97
Class C	1.72	1.72
Institutional Class	0.72	0.72
Institutional 2 Class	0.70	0.69
Institutional 3 Class	0.65	0.65
Under the agreement governing these fee waivers and/or expense reimbursement arrangements, the following fees and expenses are excluded from the waiver/reimbursement commitment, and therefore will be paid by the Fund, if applicable: taxes (including foreign transaction taxes), expenses associated with investments in affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange-traded funds), transaction costs and brokerage commissions, costs related to any securities lending program, dividend expenses associated with securities sold short, inverse floater program fees and expenses, transaction charges and interest on borrowed money, interest, costs associated
20
Columbia Intrinsic Value Fund  | 2025

Notes to Financial Statements (continued)
November 30, 2025 (Unaudited)
with shareholder meetings, infrequent and/or unusual expenses and any other expenses the exclusion of which is specifically approved by the Board of Trustees. This agreement may be modified or amended only with approval from the Investment Manager, certain of its affiliates and the Fund. In addition to the contractual agreement, the Investment Manager and certain of its affiliates have voluntarily agreed to waive fees and/or reimburse Fund expenses (excluding certain fees and expenses described above) so that Fund level expenses (expenses directly attributable to the Fund and not to a specific share class) are waived proportionately across all share classes. This arrangement may be revised or discontinued at any time. Any fees waived and/or expenses reimbursed under the expense reimbursement arrangements described above are not recoverable by the Investment Manager or its affiliates in future periods.
Note 4. Federal tax information
The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP because of temporary or permanent book to tax differences.
At November 30, 2025, the approximate cost of all investments for federal income tax purposes and the aggregate gross approximate unrealized appreciation and depreciation based on that cost was:
Federal tax cost ($)	Gross unrealized appreciation ($)	Gross unrealized (depreciation) ($)	Net unrealized appreciation ($)
1,530,697,000	1,252,197,000	(49,755,000)	1,202,442,000
Tax cost of investments and unrealized appreciation/(depreciation) may also include timing differences that do not constitute adjustments to tax basis.
Management of the Fund has concluded that there are no significant uncertain tax positions in the Fund that would require recognition in the financial statements. However, management’s conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). Generally, the Fund’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.
Note 5. Portfolio information
The cost of purchases and proceeds from sales of securities, excluding short-term investments and derivatives, if any, aggregated to $226,798,614 and $272,494,134, respectively, for the six months ended November 30, 2025. The amount of purchase and sale activity impacts the portfolio turnover rate reported in the Financial Highlights.
Note 6. Affiliated money market fund
The Fund invests in Columbia Short-Term Cash Fund, an affiliated money market fund established for the exclusive use by the Fund and other affiliated funds (the Affiliated MMF). The income earned by the Fund from such investments is included as Dividends - affiliated issuers in the Statement of Operations. As an investing fund, the Fund indirectly bears its proportionate share of the expenses of the Affiliated MMF. The Affiliated MMF prices its shares with a floating net asset value. The Securities and Exchange Commission has adopted amendments to money market fund rules requiring institutional prime money market funds like the Affiliated MMF to be subject to a discretionary liquidity fee of up to 2% if the imposition of such a fee is determined to be in the best interest of the Affiliated MMF and to a mandatory liquidity fee if daily net redemptions exceed 5% of net assets.
Note 7. Interfund lending
Pursuant to an exemptive order granted by the Securities and Exchange Commission, the Fund participates in a program (the Interfund Program) allowing each participating Columbia Fund (each, a Participating Fund) to lend money directly to and, except for closed-end funds and money market funds, borrow money directly from other Participating Funds for temporary purposes. The amounts eligible for borrowing and lending under the Interfund Program are subject to certain restrictions.
Columbia Intrinsic Value Fund  | 2025
21

Notes to Financial Statements (continued)
November 30, 2025 (Unaudited)
Interfund loans are subject to the risk that the borrowing fund could be unable to repay the loan when due, and a delay in repayment to the lending fund could result in lost opportunities and/or additional lending costs. The exemptive order is subject to conditions intended to mitigate conflicts of interest arising from the Investment Manager’s relationship with each Participating Fund.
The Fund did not borrow or lend money under the Interfund Program during the six months ended November 30, 2025.
Note 8. Line of credit
The Fund has access to a revolving credit facility with a syndicate of banks led by JPMorgan Chase Bank, N.A., Citibank, N.A. and Wells Fargo Bank, N.A. whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. Pursuant to an October 23, 2025 amendment and restatement, the credit facility, which is an agreement between the Fund and certain other funds managed by the Investment Manager or an affiliated investment manager, severally and not jointly, permits aggregate borrowings up to $750 million. Interest is currently charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the federal funds effective rate, (ii) the secured overnight financing rate plus 0.10% and (iii) the overnight bank funding rate, plus 1.00% in each case. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. The Fund also pays a commitment fee equal to its pro rata share of the unused amount of the credit facility at a rate of 0.15% per annum. The commitment fee is included in other expenses in the Statement of Operations. This agreement expires annually in October unless extended or renewed. Prior to the October 23, 2025 amendment and restatement, the Fund had access to a revolving credit facility with a syndicate of banks led by JPMorgan Chase Bank, N.A., Citibank, N.A. and Wells Fargo Bank, N.A. which permitted collective borrowings up to $900 million. Interest was charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the federal funds effective rate, (ii) the secured overnight financing rate plus 0.10% and (iii) the overnight bank funding rate, plus 1.00% in each case.
The Fund had no borrowings during the six months ended November 30, 2025.
Note 9. Risks and uncertainties
An investment in the Fund involves risks, including market risk and concentration risk, among others. The value of the Fund’s holdings and the Fund’s net asset value may go down. These declines may be due to factors affecting a particular issuer, or the result of, among other things, political, regulatory, market, economic or social developments affecting the relevant market(s) more generally.
Global economies and financial markets are increasingly interconnected, and conditions and events in one country, region or financial market may adversely impact issuers in a different country, region or financial market. These risks may be magnified if certain events or developments adversely interrupt the global supply chain; in these and other circumstances, such risks might affect companies worldwide. As a result, local, regional or global events such as terrorism, war, other conflicts, natural disasters, disease/virus outbreaks and epidemics or other public health issues, recessions, depressions or other events – or the potential for such events – could have a significant negative impact on global economic and market conditions.
To the extent that the Fund concentrates its investment in particular issuers, countries, geographic regions, industries or sectors, the Fund may be subject to greater risks of adverse developments in such areas of focus than a fund that invests in a wider variety of issuers, countries, geographic regions, industries, sectors or investments.
Additional risk factors of the Fund are described more fully in the Fund’s Prospectus and Statement of Additional Information.
Shareholder concentration risk
At November 30, 2025, affiliated shareholders of record owned 81.1% of the outstanding shares of the Fund in one or more accounts. Fund shares sold to or redeemed by concentrated accounts may have a significant effect on the operations of the Fund. In the case of a large redemption, the Fund may be forced to sell investments at inopportune times, including its liquid
22
Columbia Intrinsic Value Fund  | 2025

Notes to Financial Statements (continued)
November 30, 2025 (Unaudited)
positions, which may result in Fund losses and the Fund holding a higher percentage of less liquid positions. Large redemptions could result in decreased economies of scale and increased operating expenses for non-redeeming Fund shareholders.
Note 10. Subsequent events
Management has evaluated the events and transactions that have occurred through the date the financial statements were issued and noted no items requiring adjustment of the financial statements or additional disclosure.
Note 11. Information regarding pending and settled legal proceedings
Ameriprise Financial and certain of its affiliates are involved, in the normal course of business, in legal proceedings that include regulatory inquiries, arbitration and litigation (including class actions) concerning matters arising in connection with the conduct of their activities as part of a diversified financial services firm. Ameriprise Financial believes that the Fund is not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund. Ameriprise Financial is required to make quarterly (10-Q), annual (10-K) and, as necessary, 8-K filings with the Securities and Exchange Commission (SEC) on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.
There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased Fund redemptions, reduced sale of Fund shares or other adverse consequences to the Fund. Further, although we believe proceedings are not likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund, these proceedings are subject to uncertainties and, as such, it is inherently difficult to determine whether any loss is probable or even reasonably possible, or to reasonably estimate the amount of any loss that may result from such matters. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief, and may lead to further claims, examinations, adverse publicity or reputational damage, each of which could have a material adverse effect on the consolidated financial condition or results of operations or financial condition of Ameriprise Financial or one or more of its affiliates that provide services to the Fund.
Columbia Intrinsic Value Fund  | 2025
23

 Approval of Management Agreement
(Unaudited)
Columbia Management Investment Advisers, LLC (the Investment Manager, and together with its domestic and global affiliates, Columbia Threadneedle Investments), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial), serves as the investment manager to Columbia Large Cap Value Fund (the Fund). Under a management agreement (the Management Agreement), the Investment Manager provides investment advice and other services to the Fund and other funds distributed by Columbia Management Investment Distributors, Inc. (collectively, the Funds).
On an annual basis, the Fund’s Board of Trustees (the Board), including the independent Board members (the Independent Trustees), considers renewal of the Management Agreement.  The Investment Manager prepared detailed reports for the Board and its Contracts Committee (including its Contracts Subcommittee) in March, April and June 2025, including reports providing the results of analyses performed by a third-party data provider, Broadridge Financial Solutions, Inc. (Broadridge), and comprehensive responses by the Investment Manager to written requests for information by independent legal counsel to the Independent Trustees (Independent Legal Counsel), to assist the Board in making this determination.  In addition, throughout the year, the Board (or its committees or subcommittees) regularly meets with portfolio management teams and senior management personnel and reviews information prepared by the Investment Manager addressing the services the Investment Manager provides and Fund performance.  The Board also accords appropriate weight to the work, deliberations and conclusions of the various committees (including their subcommittees), such as the Contracts Committee, the Investment Review Committee, the Audit Committee and the Compliance Committee in determining whether to continue the Management Agreement.
The Board, at its June 26, 2025 Board meeting (the June Meeting), considered the renewal of the Management Agreement for an additional one-year term.  At the June Meeting, Independent Legal Counsel reviewed with the Independent Trustees various factors relevant to the Board’s consideration of advisory agreements and the Board’s legal responsibilities related to such consideration.  The Independent Trustees considered such information as they, their legal counsel or the Investment Manager believed reasonably necessary to evaluate and to approve the continuation of the Management Agreement.  Among other things, the information and factors considered included the following:
•
Information on the investment performance of the Fund relative to the performance of a group of mutual funds determined to be comparable to the Fund by Broadridge, as well as performance relative to one or more benchmarks;
•
Information on the Fund’s management fees and total expenses, including information comparing the Fund’s expenses to those of a group of comparable mutual funds, as determined by Broadridge;
•
The Investment Manager’s agreement to contractually limit or cap total operating expenses for the Fund so that total operating expenses (excluding certain fees and expenses, such as transaction costs and certain other investment related expenses, interest, taxes, acquired fund fees and expenses and infrequent and/or unusual expenses) would not exceed a specified annual rate, as a percentage of the Fund’s net assets;
•
Terms of the Management Agreement;
•
Descriptions of other agreements and arrangements with affiliates of the Investment Manager relating to the operations of the Fund, including agreements with respect to the provision of transfer agency and shareholder services to the Fund;
•
Descriptions of various services performed by the Investment Manager under the Management Agreement, including portfolio management and portfolio trading practices;
•
Information regarding any recently negotiated management fees of similarly-managed portfolios of other institutional clients of the Investment Manager;
•
Information regarding the resources of the Investment Manager, including information regarding senior management, portfolio managers and other personnel;
•
Information regarding the capabilities of the Investment Manager with respect to compliance monitoring services;
•
The profitability to the Investment Manager and its affiliates from their relationships with the Fund; and
24
Columbia Intrinsic Value Fund  | 2025

Approval of Management Agreement (continued)
(Unaudited)
•
Report provided by the Board’s independent fee consultant, JDL Consultants, LLC (JDL).
Following an analysis and discussion of the foregoing, and the factors identified below, the Board, including all of the Independent Trustees, approved the renewal of the Management Agreement.
Nature, extent and quality of services provided by the Investment Manager
The Board analyzed various reports and presentations it had received detailing the services performed by the Investment Manager, as well as its history, expertise, resources and relative capabilities, and the qualifications of its personnel.
The Board specifically considered the many developments during recent years concerning the services provided by the Investment Manager. Among other things, the Board noted the organization and depth of the equity and credit research departments. The Board further observed the enhancements to the investment risk management department’s processes, systems and oversight over the past several years.  The Board also took into account the broad scope of services provided by the Investment Manager to the Fund, including, among other services, investment, risk and compliance oversight.  The Board also took into account the information it received concerning the Investment Manager’s ability to attract and retain key portfolio management personnel and that it has sufficient resources to provide competitive and adequate compensation to investment personnel.
In connection with the Board’s evaluation of the overall package of services provided by the Investment Manager, the Board also considered the nature, quality and range of administrative services provided to the Fund by the Investment Manager, as well as the achievements in 2024 in the performance of administrative services, and noted the various enhancements anticipated for 2025.  In evaluating the quality of services provided under the Management Agreement, the Board also took into account the organization and strength of the Fund’s and its service providers’ compliance programs.  The Board also reviewed the financial condition of the Investment Manager and its affiliates and each entity’s ability to carry out its responsibilities under the Management Agreement and the Fund’s other service agreements.
In addition, the Board discussed the acceptability of the terms of the Management Agreement, noting that no changes were proposed from the form of agreement previously approved.  The Board also noted the wide array of legal and compliance services provided to the Fund under the Management Agreement.
After reviewing these and related factors (including investment performance as discussed below), the Board concluded, within the context of their overall conclusions, that the nature, extent and quality of the services provided to the Fund under the Management Agreement supported the continuation of the Management Agreement.
Investment performance
The Board carefully reviewed the investment performance of the Fund, including detailed reports providing the results of analyses performed by each of the Investment Manager, Broadridge and JDL collectively showing, for various periods (including since manager inception): (i) the performance of the Fund, (ii) the Fund’s performance relative to peers and benchmarks and (iii) the net assets of the Fund. The Board observed that the Fund’s performance for certain periods ranked above median based on information provided by Broadridge.
The Board also reviewed a description of the third-party data provider’s methodology for identifying the Fund’s peer groups for purposes of performance and expense comparisons.
The Board also considered the Investment Manager’s performance and reputation generally.  After reviewing these and related factors, the Board concluded, within the context of their overall conclusions, that the performance of the Fund and the Investment Manager, in light of other considerations, supported the continuation of the Management Agreement.
Columbia Intrinsic Value Fund  | 2025
25

Approval of Management Agreement (continued)
(Unaudited)
Comparative fees, costs of services provided and the profits realized by the Investment Manager and its affiliates from their relationships with the Fund
The Board reviewed comparative fees and the costs of services provided under the Management Agreement.  The Board members considered detailed comparative information set forth in an annual report on fees and expenses, including, among other things, data (based on analyses conducted by Broadridge and JDL) showing a comparison of the Fund’s expenses with median expenses paid by funds in its comparative peer universe, as well as data showing the Fund’s contribution to the Investment Manager’s profitability.
The Board considered the reports of JDL, which assisted in the Board’s analysis of the Funds’ performance and expenses and the reasonableness of the Funds’ fee rates.  The Board accorded particular weight to the notion that a primary objective of the level of fees is to achieve a rational pricing model applied consistently across the various product lines in the Fund family, while assuring that the overall fees for each Fund (with certain exceptions) are generally in line with the current “pricing philosophy” such that Fund total expense ratios, in general, approximate or are lower than the median expense ratios of funds in the same Lipper comparison universe. The Board took into account that the Fund’s total expense ratio (after considering proposed expense caps/waivers) was slightly below the peer universe’s median expense ratio shown in the reports.
After reviewing these and related factors, the Board concluded, within the context of their overall conclusions, that the levels of management fees and expenses of the Fund, in light of other considerations, supported the continuation of the Management Agreement.
The Board also considered the profitability of the Investment Manager and its affiliates in connection with the Investment Manager providing management services to the Fund.  With respect to the profitability of the Investment Manager and its affiliates, the Independent Trustees referred to information discussing the profitability to the Investment Manager and Ameriprise Financial from managing, operating and distributing the Funds.  The Board considered that the profitability generated by the Investment Manager in 2024 had increased from 2023 levels due to a variety of factors, including the increased assets under management of the Funds.  It also took into account the indirect economic benefits flowing to the Investment Manager or its affiliates in connection with managing or distributing the Funds, such as the enhanced ability to offer various other financial products to Ameriprise Financial customers, soft dollar benefits and overall reputational advantages.  The Board noted that the fees paid by the Fund should permit the Investment Manager to offer competitive compensation to its personnel, make necessary investments in its business and earn an appropriate profit.  After reviewing these and related factors, the Board concluded, within the context of their overall conclusions, that the costs of services provided and the profitability to the Investment Manager and its affiliates from their relationships with the Fund supported the continuation of the Management Agreement.
Economies of scale
The Board considered the potential existence of economies of scale in the provision by the Investment Manager of services to the Fund, and whether those economies of scale were shared with the Fund through breakpoints in investment management fees or other means, such as expense limitation arrangements and additional investments by the Investment Manager in investment, trading, compliance and other resources. The Board considered the economies of scale that might be realized as the Fund’s net asset level grows and took note of the extent to which Fund shareholders might also benefit from such growth.  In this regard, the Board took into account that management fees decline as Fund assets exceed various breakpoints, all of which have not been surpassed. The Board observed that the Management Agreement thus provides for breakpoints in the management fee rate schedule that allow opportunities for shareholders to realize lower fees as Fund assets grow and that there are additional opportunities through other means for sharing economies of scale with shareholders.
Conclusion
The Board reviewed all of the above considerations in reaching its decision to approve the continuation of the Management Agreement.  In reaching its conclusions, no single factor was determinative.
26
Columbia Intrinsic Value Fund  | 2025

Approval of Management Agreement (continued)
(Unaudited)
On June 26, 2025, the Board, including all of the Independent Trustees, determined that fees payable under the Management Agreement were fair and reasonable in light of the extent and quality of services provided and approved the renewal of the Management Agreement.
Columbia Intrinsic Value Fund  | 2025
27

Columbia Intrinsic Value Fund
P.O. Box 219104
Kansas City, MO 64121-9104

Please read and consider the investment objectives, risks, charges and expenses for any fund carefully before investing. For a prospectus and summary prospectus, which contains this and other important information about the Fund, go to
columbiathreadneedleus.com/investor/. The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.
Columbia Threadneedle Investments® (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved.
© 2025 Columbia Management Investment Advisers, LLC.
columbiathreadneedleus.com/investor/
SAR138_05_T01_(01/26)

Columbia Mortgage Opportunities Fund
Semi-Annual Financial Statements and Additional Information
November 30, 2025 (Unaudited)

Not FDIC or NCUA Insured	No Financial Institution Guarantee	May Lose Value

Columbia Mortgage Opportunities Fund | 2025

Portfolio of Investments
November 30, 2025 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities

Asset-Backed Securities - Non-Agency 10.3%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Affirm Asset Securitization Trust(a),(b),(c)
Series 2024-X2 Class CERT
12/17/2029	0.000%	70,500	1,716,985
Ally Bank Auto Credit-Linked Notes(a)
Series 2025-A Class G
06/15/2033	10.219%	4,732,732	4,778,109
Series 2025-B Class F
09/15/2033	6.942%	3,500,000	3,502,623
Series 2025-B Class G
09/15/2033	9.935%	3,610,000	3,611,636
ARES CLO(a),(d)
Series 2021-60A Class E
3-month Term SOFR + 6.512% Floor 6.250% 07/18/2034	10.396%	5,000,000	4,948,075
ASP WHCO Participation LP(a),(d),(e)
30-day Average SOFR + 2.400% Floor 3.000% 03/29/2029	6.713%	18,000,000	18,000,000
DailyPay Securitization Trust(a)
Series 2025-1A Class A
06/25/2028	5.630%	4,500,000	4,533,184
EDGEX Issuer Trust(a)
Series 2025-1NN Class B
01/15/2031	6.850%	6,537,299	6,581,076
Series 2025-2NN Class B
01/15/2032	6.475%	9,023,000	9,064,983
EDGEX Issuer Trust(a),(c)
Series 2025-1NN Class CERT
01/15/2031	0.000%	8,358,000	7,916,984
Elmwood CLO 16 Ltd.(a),(d)
3-month Term SOFR + 6.750% Floor 6.750% 04/20/2037	10.634%	2,750,000	2,714,379
Elmwood CLO VIII Ltd.(a),(d)
Series 2024-1A Class ER
3-month Term SOFR + 6.250% Floor 6.250% 04/20/2037	10.134%	2,500,000	2,451,082
Lendbuzz Securitization Trust(a)
Series 2025-2A Class A2
05/15/2030	5.180%	4,450,000	4,451,348
LendingClub Receivables Trust(a),(c),(e),(f)
Series 2020-2 Class R
02/15/2046	0.000%	865,000	1
Asset-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Madison Park Funding XLII Ltd.(a),(d)
Series 2013A Class BR2
3-month Term SOFR + 1.300% 11/21/2030	5.455%	26,978,000	26,990,518
MPOWER Education Trust(a),(e),(f)
Series 2025-1 Class A
12/22/2042	6.250%	6,606,347	6,705,442
Series 2025-1 Class B
12/22/2042	8.180%	7,024,000	7,024,000
Series 2025-1 Class C
12/22/2042	10.000%	3,000,000	1,710,000
MPOWER Education Trust(a)
Series 2025-A Class B
07/21/2042	8.470%	6,480,000	6,692,458
Subordinated Series 2024-A Class B
07/22/2041	8.350%	6,000,000	6,174,712
NetCredit Combined Receivables A LLC(a)
Series 2025-A Class A
10/20/2031	7.290%	7,720,330	7,879,008
Netcredit Combined Receivables LLC(a)
Series 2023-A Class A
12/20/2027	7.780%	693,126	694,061
Octagon 54 Ltd.(a),(d)
Series 2021-1A Class E
3-month Term SOFR + 6.512% Floor 6.250% 07/15/2034	10.416%	2,500,000	2,285,260
Oportun Funding Trust(a)
Subordinated Series 2024-3 Class C
08/15/2029	6.250%	1,800,000	1,809,818
Pagaya AI Debt Grantor Trust(a)
Series 2025-5 Class E
03/15/2033	9.698%	3,000,000	3,039,398
Series 2025-6 Class B
04/15/2033	4.883%	6,900,000	6,869,524
Subordinated Series 2024-5 Class C
10/15/2031	7.270%	3,474,816	3,511,263
Subordinated Series 2024-9 Class D
03/15/2032	6.174%	7,057,554	7,065,292
Pagaya AI Debt Selection Trust(a),(c)
Series 2020-3 Class CERT
05/17/2027	0.000%	23,803,550	103,009
Series 2021-1 Class CERT
11/15/2027	0.000%	1,901,904	0
Subordinated Series 2021-3 Class
05/15/2029	0.000%	12,925,852	40,457
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Mortgage Opportunities Fund  | 2025

Portfolio of Investments (continued)
November 30, 2025 (Unaudited)
Asset-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Subordinated Series 2021-5 Class
08/15/2029	0.000%	12,321,273	332,019
Pagaya AI Debt Selection Trust(a)
Series 2021-2 Class NOTE
01/25/2029	3.000%	62,035	61,973
Pagaya AI Debt Trust(a)
Series 2025-R1 Class E
06/15/2032	12.105%	504,327	507,859
Subordinated Series 2022-5 Class B
06/17/2030	10.310%	3,580,311	3,725,253
Subordinated Series 2024-1 Class B
07/15/2031	7.109%	2,115,977	2,143,318
Subordinated Series 2024-1 Class C
07/15/2031	8.344%	1,538,600	1,560,065
Subordinated Series 2024-2 Class C
08/15/2031	7.573%	2,117,755	2,146,642
Subordinated Series 2024-3 Class B
10/15/2031	6.571%	3,889,721	3,936,456
Subordinated Series 2024-3 Class C
10/15/2031	7.297%	5,830,911	5,889,603
Pagaya Point of Sale Holdings Grantor Trust(a)
Series 2025-1 Class A
01/20/2034	5.715%	8,200,000	8,289,553
Series 2025-2 Class A
07/20/2033	5.065%	5,750,000	5,764,803
Palmer Square CLO Ltd.(a),(d)
Series 2023-2A Class ER
3-month Term SOFR + 6.400% Floor 6.400% 07/20/2038	10.284%	2,000,000	2,009,608
Research-Driven Pagaya Motor Asset Trust IV(a)
Series 2021-2A Class A
03/25/2030	2.650%	2,518,809	2,499,232
Research-Driven Pagaya Motor Trust(a)
Series 2025-5A Class E
06/26/2034	9.218%	1,000,000	1,006,066
RR 16 Ltd.(a),(d)
Series 2021-16A Class D
3-month Term SOFR + 6.512% Floor 6.250% 07/15/2036	10.416%	3,733,333	3,692,726
Upgrade Master Pass-Thru Trust(a),(c)
Series 2025-ST5 Class CERT
09/15/2032	0.000%	5,250,000	4,548,983
Upgrade Master Pass-Thru Trust(a)
Series 2025-ST6 Class A
10/15/2032	4.611%	11,164,593	11,174,001
Asset-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Upstart Asset Trust II Series(a),(c),(e),(f)
Series 2025-1GS Class CERT
02/20/2030	0.000%	18,723	4,896,066
Upstart Securitization Trust(a)
Series 2025-1 Class C
04/20/2035	9.270%	10,850,000	11,347,241
Series 2025-3 Class D
09/20/2035	7.410%	2,250,000	2,231,923
Series 2025-4 Class D
11/20/2035	7.670%	5,375,000	5,380,874
Subordinated Series 2024-1 Class C
11/20/2034	8.680%	12,250,000	12,752,013
US Auto Funding(a)
Subordinated Series 2021-1A Class D
03/15/2027	4.360%	2,375,000	19,700
Total Asset-Backed Securities — Non-Agency (Cost $276,264,809)			258,780,662

Commercial Mortgage-Backed Securities - Agency 0.1%

Government National Mortgage Association(g),(h)
Series 2017-30 Class IO
08/16/2058	0.571%	39,962,073	1,014,421
Series 2019-102 Class IB
03/16/2060	0.835%	11,901,253	558,040
Series 2020-19 Class IO
12/16/2061	0.719%	17,150,404	781,597
Series 2020-3 Class IO
02/16/2062	0.616%	17,339,487	639,803
Total Commercial Mortgage-Backed Securities - Agency (Cost $11,051,863)			2,993,861

Commercial Mortgage-Backed Securities - Non-Agency 1.4%

BHMS Commercial Mortgage Trust(a),(d)
Series 2025-ATLS Class B
1-month Term SOFR + 2.650% Floor 2.650% 08/15/2042	6.515%	3,800,000	3,802,388
BXP Trust(a),(g)
Subordinated Series 2021-601L Class E
01/15/2044	2.776%	7,150,000	5,655,578
Credit Suisse Mortgage Capital Certificates OA LLC(a)
Subordinated Series 2014-USA Class E
09/15/2037	4.373%	2,425,000	1,890,008
Subordinated Series 2014-USA Class F
09/15/2037	4.373%	15,400,000	9,386,375
Hilton USA Trust(a),(i)
Subordinated Series 2016-SFP Class F
11/05/2035	0.000%	27,400,000	550,965
The accompanying Notes to Financial Statements are an integral part of this statement.

Columbia Mortgage Opportunities Fund  | 2025

Portfolio of Investments (continued)
November 30, 2025 (Unaudited)
Commercial Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Home Partners of America Trust(a)
Series 2019-2 Class F
10/19/2039	3.866%	2,747,554	2,664,994
Wells Fargo Commercial Mortgage Trust(a),(d)
Series 2021-FCMT Class E
1-month Term SOFR + 4.614% Floor 4.500% 05/15/2031	8.573%	11,600,000	11,620,556
Total Commercial Mortgage-Backed Securities - Non-Agency (Cost $67,450,307)			35,570,864

Joint Ventures(j) 0.7%
Value ($)
Itasca Park LLC(e),(f),(k),(l),(m)	1,169,705
Itasca Park LLC - Unfunded(e),(f),(k),(l),(m)	16,089,000
Total Joint Ventures (Cost $17,300,000)	17,258,705

Residential Mortgage-Backed Securities - Agency 118.8%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Fannie Mae REMICS(d),(h)
CMO Series 2017-81 Class SM
-1.0 x 30-day Average SOFR + 6.086% Cap 6.200% 10/25/2047	2.014%	21,981,336	2,973,539
CMO Series 2018-64 Class SE
-1.0 x 30-day Average SOFR + 6.086% Cap 6.200% 09/25/2048	2.014%	19,858,758	2,676,164
CMO Series 2020-22 Class SA
-1.0 x 30-day Average SOFR + 6.214% Cap 6.100% 04/25/2050	1.914%	27,905,643	4,232,262
CMO Series 2023-46 Class SD
-1.0 x 30-day Average SOFR + 5.886% Cap 6.000% 06/25/2050	1.814%	55,473,188	6,484,056
Fannie Mae REMICS(g),(h)
CMO Series 2022-90 Class GS
07/25/2050	1.800%	36,681,834	4,574,287
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Fannie Mae REMICS(d)
CMO Series 2025-1 Class BF
30-day Average SOFR + 1.400% Floor 1.400%, Cap 6.500% 02/25/2055	5.472%	16,895,498	16,989,937
CMO Series 2025-10 Class FB
30-day Average SOFR + 0.850% Floor 0.850%, Cap 6.000% 02/25/2055	4.922%	9,235,932	9,202,152
CMO Series 2025-12 Class LF
30-day Average SOFR + 3.950% Cap 8.250% 03/25/2055	8.022%	21,555,886	22,255,256
CMO Series 2025-13 Class FA
30-day Average SOFR + 1.300% Floor 1.300%, Cap 6.500% 03/25/2055	5.372%	13,097,086	13,154,493
CMO Series 2025-16 Class MA
30-day Average SOFR + 3.950% Cap 8.250% 01/25/2055	8.022%	9,263,131	9,463,893
CMO Series 2025-86 Class FH
30-day Average SOFR + 0.850% Floor 0.850%, Cap 6.000% 09/25/2055	4.922%	24,618,981	24,502,388
Federal Home Loan Mortgage Corp.
11/01/2052	4.000%	22,091,633	21,204,421
12/01/2052	5.000%	18,652,111	19,018,933
09/01/2053	5.500%	20,326,761	20,878,948
Federal Home Loan Mortgage Corp.(d),(h)
CMO Series 2013-101 Class HS
-1.0 x 30-day Average SOFR + 6.386% Cap 6.500% 10/25/2043	2.314%	8,545,512	1,166,162
CMO Series 3922 Class SH
-1.0 x 30-day Average SOFR + 5.786% Cap 5.900% 09/15/2041	1.644%	1,715,306	153,730
CMO Series 4097 Class ST
-1.0 x 30-day Average SOFR + 5.936% Cap 6.050% 08/15/2042	1.794%	663,801	92,608
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Mortgage Opportunities Fund  | 2025

Portfolio of Investments (continued)
November 30, 2025 (Unaudited)
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 4286 Class NS
-1.0 x 30-day Average SOFR + 5.786% Cap 5.900% 12/15/2043	1.644%	794,832	101,201
CMO Series 4620 Class AS
-1.0 x 30-day Average SOFR + 0.554% 11/15/2042	1.664%	791,034	82,600
CMO Series 4704 Class SK
-1.0 x 30-day Average SOFR + 6.036% Cap 6.150% 07/15/2047	1.894%	6,930,958	862,662
CMO Series 4826 Class KS
-1.0 x 30-day Average SOFR + 6.086% Cap 6.200% 09/15/2048	1.944%	7,616,573	989,867
CMO Series 4926 Class ST
-1.0 x 30-day Average SOFR + 5.966% Cap 6.080% 01/15/2040	1.824%	5,173,250	356,111
CMO Series 4987 Class KS
-1.0 x 30-day Average SOFR + 6.194% Cap 6.080% 06/25/2050	1.894%	8,298,107	1,290,054
CMO Series 4993 Class MS
-1.0 x 30-day Average SOFR + 5.936% Cap 6.050% 07/25/2050	1.864%	16,274,886	2,576,936
CMO STRIPS Series 309 Class S4
-1.0 x 30-day Average SOFR + 5.856% Cap 5.970% 08/15/2043	1.714%	1,472,670	165,156
Federal Home Loan Mortgage Corp.(h)
CMO Series 4215 Class IL
07/15/2041	3.500%	94,996	2,044
CMO Series 5040 Class IH
11/25/2050	3.500%	9,723,437	1,603,663
CMO Series 5083 Class NI
12/25/2040	4.500%	8,083,325	1,415,798
CMO STRIPS Series 304 Class C67
12/15/2042	4.500%	1,184,680	162,113
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Federal Home Loan Mortgage Corp. REMICS(d),(h)
CMO Series 4606 Class SL
-1.0 x 30-day Average SOFR + 5.886% Cap 6.000% 12/15/2044	1.744%	35,161,430	3,886,083
CMO Series 5119 Class QS
-1.0 x 30-day Average SOFR + 6.300% Cap 6.300% 06/25/2051	2.228%	33,423,528	5,393,130
CMO Series 5138 Class SA
-1.0 x 30-day Average SOFR + 5.986% Cap 6.100% 09/25/2047	1.914%	24,374,632	3,051,875
Federal Home Loan Mortgage Corp. REMICS(h)
CMO Series 5105 Class ID
05/25/2051	3.000%	33,413,680	5,466,789
CMO Series 5105 Class JI
03/25/2045	3.000%	20,144,549	1,760,047
CMO Series 5183 Class IO
01/25/2052	3.000%	33,506,838	5,461,353
Federal National Mortgage Association
10/01/2051- 08/01/2052	4.000%	61,140,550	59,166,208
09/01/2052	5.000%	16,796,233	16,996,755
Federal National Mortgage Association(d),(h)
CMO Series 2013-101 Class CS
-1.0 x 30-day Average SOFR + 5.786% Cap 5.900% 10/25/2043	1.714%	1,661,943	185,879
CMO Series 2014-93 Class ES
-1.0 x 30-day Average SOFR + 6.036% Cap 6.150% 01/25/2045	1.964%	928,406	121,114
CMO Series 2015-27 Class AS
-1.0 x 30-day Average SOFR + 5.536% Cap 5.650% 05/25/2045	1.464%	7,303,639	693,400
CMO Series 2016-31 Class VS
-1.0 x 30-day Average SOFR + 5.886% Cap 6.000% 06/25/2046	1.814%	1,001,022	128,606
The accompanying Notes to Financial Statements are an integral part of this statement.

Columbia Mortgage Opportunities Fund  | 2025

Portfolio of Investments (continued)
November 30, 2025 (Unaudited)
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2017-50 Class SB
-1.0 x 30-day Average SOFR + 5.986% Cap 6.100% 07/25/2047	1.914%	6,149,795	760,128
CMO Series 2017-72 Class S
-1.0 x 30-day Average SOFR + 3.836% Cap 2.750% 09/25/2047	0.000%	16,114,948	680,431
CMO Series 2017-90 Class SP
-1.0 x 30-day Average SOFR + 6.036% Cap 6.150% 11/25/2047	1.964%	6,184,672	819,668
CMO Series 2020-38 Class SE
-1.0 x 30-day Average SOFR + 5.936% Cap 6.050% 06/25/2050	1.864%	4,450,914	580,608
CMO Series 2020-38 Class WS
-1.0 x 30-day Average SOFR + 4.886% Cap 5.000% 06/25/2050	0.814%	19,169,999	1,681,180
Federal National Mortgage Association(h)
CMO Series 2021-3 Class TI
02/25/2051	2.500%	42,244,495	7,274,211
Federal National Mortgage Association REMICS(d),(h)
CMO Series 2018-3 Class SB
-1.0 x 30-day Average SOFR + 6.036% Cap 6.150% 02/25/2048	1.964%	19,485,720	2,669,906
CMO Series 2019-5 Class SA
-1.0 x 30-day Average SOFR + 5.986% Cap 6.100% 03/25/2049	1.914%	28,141,723	3,197,108
CMO Series 2020-34 Class S
-1.0 x 30-day Average SOFR + 5.936% Cap 6.050% 06/25/2050	1.864%	28,387,472	4,003,167
CMO Series 2020-54 Class AS
-1.0 x 30-day Average SOFR + 6.036% Cap 6.150% 08/25/2050	1.964%	19,750,223	2,549,505
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2024-74 Class SD
-1.0 x 30-day Average SOFR + 6.600% Cap 6.600% 10/25/2054	2.528%	27,325,847	3,526,346
Freddie Mac REMICS(d),(h)
CMO Series 4979 Class YS
-1.0 x 30-day Average SOFR + 5.936% Cap 6.050% 06/25/2050	1.864%	18,863,358	2,396,150
CMO Series 5541 Class SK
-1.0 x 30-day Average SOFR + 5.700% Cap 5.700% 05/25/2055	1.628%	54,544,906	4,932,670
CMO Series 5544 Class SC
30-day Average SOFR + 7.000% Cap 7.000% 06/25/2055	2.928%	21,392,910	2,899,845
CMO Series 5547 Class SE
-1.0 x 30-day Average SOFR + 5.100% Cap 5.100% 06/25/2055	1.028%	33,478,472	2,000,466
Freddie Mac REMICS(d)
CMO Series 5480 Class FA
30-day Average SOFR + 1.450% Floor 1.450%, Cap 6.500% 03/25/2054	5.522%	28,793,225	28,972,751
CMO Series 5513 Class MQ
30-day Average SOFR + 3.950% Cap 8.250% 06/25/2054	8.022%	16,815,753	17,397,972
CMO Series 5513 Class MU
30-day Average SOFR + 3.950% Cap 8.250% 11/25/2054	8.022%	29,544,355	30,643,467
CMO Series 5518 Class FC
30-day Average SOFR + 1.320% Floor 1.320%, Cap 6.500% 03/25/2055	5.392%	12,465,527	12,525,416
CMO Series 5532 Class MB
30-day Average SOFR + 3.950% Cap 8.250% 04/25/2055	8.022%	17,287,518	17,804,861
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Mortgage Opportunities Fund  | 2025

Portfolio of Investments (continued)
November 30, 2025 (Unaudited)
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 5534 Class FD
30-day Average SOFR + 1.250% Floor 1.250%, Cap 6.500% 05/25/2055	5.322%	12,798,213	12,830,659
CMO Series 5542 Class F
30-day Average SOFR + 4.300% 05/25/2055	8.372%	11,091,785	11,355,602
CMO Series 5548 Class F
30-day Average SOFR + 4.600% Cap 8.700% 06/25/2055	8.672%	18,723,525	18,806,130
CMO Series 5551 Class FB
30-day Average SOFR + 1.500% Floor 1.500%, Cap 6.500% 06/25/2055	5.572%	12,832,051	12,940,283
CMO Series 5563 Class FT
30-day Average SOFR + 1.350% Floor 1.350%, Cap 6.500% 08/25/2055	5.422%	25,240,043	25,407,523
Freddie Mac REMICS(d),(e),(h)
CMO Series 5604 Class SB
-1.0 x 30-day Average SOFR + 7.150% Cap 7.150% 11/25/2055	2.948%	62,734,375	8,822,022
CMO Series 5604 Class SN
-1.0 x 30-day Average SOFR + 5.550% Cap 5.550% 12/25/2055	1.459%	77,000,000	7,074,375
Government National Mortgage Association(d),(h)
CMO Series 2010-9 Class XD
-1.0 x 1-month Term SOFR + 6.486% Cap 6.600% 01/16/2040	2.527%	25,774,085	3,115,654
CMO Series 2014-6 Class SJ
-1.0 x 1-month Term SOFR + 5.986% Cap 6.100% 01/20/2044	2.026%	7,589,982	865,842
CMO Series 2017-163 Class SD
-1.0 x 1-month Term SOFR + 6.086% Cap 6.200% 11/20/2047	2.126%	7,534,663	1,307,753
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2018-124 Class SG
-1.0 x 1-month Term SOFR + 6.086% Cap 6.200% 09/20/2048	2.126%	7,633,154	1,000,839
CMO Series 2018-155 Class LS
-1.0 x 1-month Term SOFR + 6.036% Cap 6.150% 11/20/2048	2.076%	6,393,087	735,957
CMO Series 2018-40 Class SC
-1.0 x 1-month Term SOFR + 6.086% Cap 6.200% 03/20/2048	2.126%	4,977,956	671,485
CMO Series 2018-63 Class HS
-1.0 x 1-month Term SOFR + 6.086% Cap 6.200% 04/20/2048	2.126%	6,688,373	903,908
CMO Series 2018-63 Class SH
-1.0 x 1-month Term SOFR + 6.086% Cap 6.200% 04/20/2048	2.126%	6,120,847	756,859
CMO Series 2018-78 Class SB
-1.0 x 1-month Term SOFR + 6.086% Cap 6.200% 06/20/2048	2.126%	5,628,264	851,739
CMO Series 2018-94 Class SA
-1.0 x 1-month Term SOFR + 6.086% Cap 6.200% 05/20/2048	2.126%	5,258,891	822,564
CMO Series 2019-103 Class SA
-1.0 x 1-month Term SOFR + 5.936% Cap 6.050% 08/20/2049	1.976%	11,983,166	1,768,293
CMO Series 2019-128 Class YS
-1.0 x 1-month Term SOFR + 2.736% Cap 2.850% 10/20/2049	0.000%	32,389,418	121,600
CMO Series 2019-21 Class QS
-1.0 x 1-month Term SOFR + 5.986% Cap 6.100% 10/20/2046	2.026%	25,764,617	3,301,594
The accompanying Notes to Financial Statements are an integral part of this statement.

Columbia Mortgage Opportunities Fund  | 2025

Portfolio of Investments (continued)
November 30, 2025 (Unaudited)
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2019-43 Class NS
-1.0 x 1-month Term SOFR + 3.156% Cap 3.270% 04/20/2049	0.000%	12,253,041	185,827
CMO Series 2020-104 Class SA
-1.0 x 1-month Term SOFR + 6.086% Cap 6.200% 07/20/2050	2.126%	8,340,004	1,099,472
CMO Series 2020-133 Class DS
-1.0 x 1-month Term SOFR + 6.186% Cap 6.300% 09/20/2050	2.226%	53,232,319	7,750,583
CMO Series 2020-148 Class SA
-1.0 x 1-month Term SOFR + 6.186% Cap 6.300% 10/20/2050	2.226%	17,479,844	2,572,580
CMO Series 2020-160 Class AS
-1.0 x 1-month Term SOFR + 6.186% Cap 6.300% 10/20/2050	2.226%	28,627,978	4,396,264
CMO Series 2020-175 Class NS
-1.0 x 1-month Term SOFR + 6.186% Cap 6.300% 11/20/2050	2.226%	19,896,164	2,928,646
CMO Series 2020-187 Class SE
-1.0 x 1-month Term SOFR + 6.186% Cap 6.300% 12/20/2050	2.226%	15,577,582	2,302,075
CMO Series 2020-31 Class ES
-1.0 x 1-month Term SOFR + 5.936% Cap 6.050% 03/20/2050	1.976%	16,087,899	2,066,446
CMO Series 2020-34 Class SA
-1.0 x 1-month Term SOFR + 5.936% Cap 6.050% 03/20/2050	1.976%	18,603,394	2,693,753
CMO Series 2020-62 Class SK
-1.0 x 1-month Term SOFR + 6.036% Cap 6.150% 05/20/2050	2.076%	8,112,576	1,056,804
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2020-67 Class KS
-1.0 x 1-month Term SOFR + 5.836% Cap 5.950% 05/20/2050	1.876%	16,423,799	2,138,295
CMO Series 2020-78 Class SD
-1.0 x 1-month Term SOFR + 6.036% Cap 6.150% 06/20/2050	2.076%	20,964,142	2,796,866
CMO Series 2021-117 Class ES
-1.0 x 1-month Term SOFR + 6.186% Cap 6.300% 07/20/2051	2.226%	28,049,980	3,999,683
CMO Series 2021-117 Class HS
-1.0 x 1-month Term SOFR + 6.186% Cap 6.300% 07/20/2051	2.226%	22,509,860	3,252,763
CMO Series 2021-119 Class SC
-1.0 x 1-month Term SOFR + 6.186% Cap 6.300% 07/20/2051	2.226%	24,123,347	3,642,770
CMO Series 2021-122 Class SB
-1.0 x 1-month Term SOFR + 2.486% Cap 2.600% 07/20/2051	0.000%	51,107,860	258,749
CMO Series 2021-122 Class SG
-1.0 x 1-month Term SOFR + 6.186% Cap 6.300% 07/20/2051	2.226%	51,943,700	7,529,437
CMO Series 2021-142 Class SL
-1.0 x 1-month Term SOFR + 6.186% Cap 6.300% 08/20/2051	2.226%	55,220,322	7,873,656
CMO Series 2021-155 Class SM
-1.0 x 1-month Term SOFR + 6.186% Cap 6.300% 07/20/2051	2.226%	27,746,718	4,006,776
CMO Series 2021-156 Class SA
-1.0 x 1-month Term SOFR + 6.186% Cap 6.300% 09/20/2051	2.226%	40,180,753	5,613,360
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Mortgage Opportunities Fund  | 2025

Portfolio of Investments (continued)
November 30, 2025 (Unaudited)
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2021-160 Class S
-1.0 x 30-day Average SOFR + 2.650% Cap 2.650% 09/20/2051	0.000%	70,504,700	401,101
CMO Series 2021-161 Class SL
-1.0 x 1-month Term SOFR + 6.186% Cap 6.300% 09/20/2051	2.226%	34,042,372	5,039,551
CMO Series 2021-193 Class ES
30-day Average SOFR + 1.700% 11/20/2051	0.000%	239,817,684	648,251
CMO Series 2021-42 Class SD
-1.0 x 1-month Term SOFR + 6.186% Cap 6.300% 11/20/2050	2.226%	34,026,329	5,188,331
CMO Series 2021-42 Class SG
-1.0 x 1-month Term SOFR + 6.186% Cap 6.300% 03/20/2051	2.226%	28,740,760	3,904,079
CMO Series 2021-96 Class US
-1.0 x 30-day Average SOFR + 3.250% Cap 3.250% 06/20/2051	0.000%	39,689,391	700,946
CMO Series 2021-97 Class CS
-1.0 x 1-month Term SOFR + 6.186% Cap 6.300% 06/20/2051	2.226%	39,037,311	5,538,848
CMO Series 2022-161 Class SQ
-1.0 x 30-day Average SOFR + 5.350% Cap 5.350% 09/20/2052	1.251%	36,737,120	2,473,510
CMO Series 2022-168 Class ST
-1.0 x 30-day Average SOFR + 6.000% Cap 6.000% 09/20/2052	1.901%	51,771,922	5,219,081
CMO Series 2022-46 Class SE
-1.0 x 30-day Average SOFR + 3.450% Cap 3.450% 03/20/2052	0.000%	22,378,923	381,755
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2022-83 Class AS
-1.0 x 1-month Term SOFR + 6.036% Cap 6.150% 06/20/2050	2.076%	21,120,543	2,801,399
CMO Series 2022-90 Class SJ
-1.0 x 1-month Term SOFR + 5.936% Cap 6.050% 01/20/2050	1.976%	29,839,187	3,432,405
CMO Series 2023-101 Class CS
-1.0 x 30-day Average SOFR + 6.000% Cap 6.000% 07/20/2053	1.901%	72,147,021	4,695,588
CMO Series 2023-113 Class CS
-1.0 x 30-day Average SOFR + 5.730% Cap 5.730% 08/20/2053	1.631%	13,962,889	957,821
CMO Series 2023-113 Class HS
1-month Term SOFR + 5.936% Cap 6.050% 09/20/2049	1.976%	47,707,310	5,820,330
CMO Series 2023-115 Class SM
-1.0 x 30-day Average SOFR + 5.900% Cap 5.900% 08/20/2053	1.801%	39,459,213	2,501,118
CMO Series 2023-141 Class SQ
-1.0 x 1-month Term SOFR + 5.936% Cap 6.050% 12/20/2049	1.976%	31,095,803	3,924,807
CMO Series 2023-173 Class SB
-1.0 x 30-day Average SOFR + 5.650% Cap 5.650% 11/20/2053	1.551%	61,173,722	4,405,621
CMO Series 2023-47 Class AS
-1.0 x 30-day Average SOFR + 6.350% Cap 6.350% 03/20/2053	2.251%	23,441,154	1,914,688
CMO Series 2023-66 Class BS
-1.0 x 30-day Average SOFR + 6.150% Cap 6.150% 05/20/2053	2.051%	21,095,855	2,016,846
The accompanying Notes to Financial Statements are an integral part of this statement.

Columbia Mortgage Opportunities Fund  | 2025

Portfolio of Investments (continued)
November 30, 2025 (Unaudited)
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2023-66 Class SQ
-1.0 x 30-day Average SOFR + 5.400% Cap 5.400% 05/20/2053	1.301%	53,841,701	2,683,702
CMO Series 2024-197 Class SV
-1.0 x 30-day Average SOFR + 6.050% Cap 6.050% 12/20/2054	1.951%	19,575,352	2,258,101
CMO Series 2024-51 Class US
-1.0 x 30-day Average SOFR + 5.400% Cap 5.400% 03/20/2054	1.301%	33,469,606	1,657,288
CMO Series 2024-64 Class DS
-1.0 x 30-day Average SOFR + 5.400% Cap 5.400% 04/20/2054	1.301%	44,417,670	2,404,577
CMO Series 2024-64 Class SY
-1.0 x 30-day Average SOFR + 5.900% Cap 5.900% 04/20/2054	1.716%	47,595,788	5,237,255
CMO Series 2024-79 Class SH
-1.0 x 30-day Average SOFR + 7.250% Cap 7.250% 05/20/2054	3.151%	21,409,496	3,220,795
CMO Series 2024-97 Class KS
-1.0 x 30-day Average SOFR + 7.300% Cap 7.300% 06/20/2054	3.201%	27,510,870	3,975,280
CMO Series 2025-156 Class SE
-1.0 x 30-day Average SOFR + 6.000% Cap 6.000% 09/20/2055	1.901%	49,808,566	5,428,536
CMO Series 2025-172 Class SB
-1.0 x 30-day Average SOFR + 6.000% Cap 6.000% 10/20/2055	1.901%	43,645,713	4,711,092
Government National Mortgage Association(h)
CMO Series 2014-184 Class CI
11/16/2041	3.500%	3,748,900	362,540
CMO Series 2018-78 Class GI
04/20/2048	4.000%	4,688,728	815,278
CMO Series 2020-160 Class DI
10/20/2050	2.500%	15,602,844	2,270,022
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2020-160 Class HI
10/20/2050	2.500%	12,498,506	1,842,685
CMO Series 2020-160 Class ID
10/20/2050	2.500%	11,350,553	1,650,168
CMO Series 2020-162 Class EI
10/20/2050	2.500%	11,544,767	1,688,110
CMO Series 2020-164 Class CI
11/20/2050	3.000%	14,224,912	2,422,238
CMO Series 2020-191 Class UC
12/20/2050	4.000%	17,491,899	3,917,821
CMO Series 2020-191 Class UM
12/20/2050	3.500%	26,908,905	4,232,200
CMO Series 2020-85 Class MI
06/20/2050	3.500%	10,835,529	2,215,693
CMO Series 2021-158 Class VI
09/20/2051	3.000%	28,770,783	4,581,704
CMO Series 2021-160 Class CI
09/20/2051	2.500%	58,851,430	8,071,474
CMO Series 2021-24 Class MI
02/20/2051	3.000%	13,928,788	2,289,387
CMO Series 2021-29 Class HI
02/20/2051	3.500%	17,651,055	3,352,311
CMO Series 2021-44 Class CI
03/20/2051	3.000%	21,402,405	3,647,993
CMO Series 2021-44 Class MI
03/20/2051	3.000%	14,004,696	2,328,648
CMO Series 2021-58 Class IA
04/20/2051	3.500%	11,745,630	2,151,607
CMO Series 2021-7 Class IT
01/16/2051	3.000%	26,841,382	6,216,351
Government National Mortgage Association(d)
CMO Series 2025-39 Class M
30-day Average SOFR + 4.000% Floor 4.000%, Cap 7.700% 03/20/2055	6.823%	9,412,339	9,724,210
Government National Mortgage Association TBA(n)
12/20/2053	4.500%	240,000,000	234,698,436
Uniform Mortgage-Backed Security TBA(n)
12/13/2053	4.000%	437,500,000	416,646,864
12/13/2053	4.500%	633,000,000	619,611,847
12/13/2053	5.000%	261,000,000	260,445,610
12/13/2053	5.500%	60,000,000	60,756,362
12/12/2054	3.500%	150,000,000	138,726,863
12/11/2055	6.000%	473,000,000	484,280,648
Total Residential Mortgage-Backed Securities - Agency (Cost $3,024,171,019)			2,992,373,787

The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Mortgage Opportunities Fund  | 2025

Portfolio of Investments (continued)
November 30, 2025 (Unaudited)
Residential Mortgage-Backed Securities - Non-Agency 49.1%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
A&D Mortgage Trust(a),(o)
CMO Series 2024-NQM1 Class A1
02/25/2069	6.195%	3,049,591	3,073,412
CMO Series 2025-NQM4 Class A1
10/25/2070	5.225%	10,161,333	10,185,305
A&D Mortgage Trust(a),(g)
Subordinated CMO Series 2024-NQM1 Class B1
02/25/2069	8.468%	5,600,000	5,676,206
Ajax Mortgage Loan Trust(a),(o)
CMO Series 2021-C Class A
01/25/2061	6.115%	3,048,570	3,068,088
Ajax Mortgage Loan Trust(a),(g)
Subordinated CMO Series 2021-E Class B2
12/25/2060	3.878%	8,617,660	5,410,872
AlphaFlow Transitional Mortgage Trust(a)
CMO Series 2021-WL1 Class A1
01/25/2026	3.280%	832,466	729,203
Angel Oak Mortgage Trust(a),(g)
CMO Series 2021-5 Class A3
07/25/2066	1.311%	3,402,481	3,011,327
Subordinated CMO Series 2019-6 Class B1
11/25/2059	3.941%	9,450,000	9,042,034
Angel Oak Mortgage Trust(a),(o)
CMO Series 2025-8 Class A1
07/25/2070	5.410%	6,305,235	6,356,658
Barclays Mortgage Trust(a),(o)
CMO Series 2021-NPL1 Class B
11/25/2051	4.625%	3,649,224	3,652,670
BRAVO Residential Funding Trust(a),(g)
CMO Series 2020-NQM1 Class B1
05/25/2060	5.086%	2,200,000	2,206,789
CMO Series 2020-NQM1 Class B2
05/25/2060	6.027%	2,800,000	2,820,675
CMO Series 2025-HE1 Class B1
09/25/2072	6.756%	1,500,000	1,475,282
CMO Series 2025-HE1 Class B2
09/25/2072	6.756%	10,498,000	9,951,295
Subordinated CMO Series 2021-NQM2 Class B1
03/25/2060	3.044%	6,626,000	6,228,733
Subordinated CMO Series 2021-NQM2 Class B2
03/25/2060	4.099%	4,100,000	3,684,654
CAFL Issuer LP(a)
CMO Series 2025-RRTL2 Class M1
11/28/2040	6.844%	6,500,000	6,441,166
CMO Series 2025-RTL1 Class M1
05/28/2040	8.160%	3,000,000	3,062,306
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CHNGE Mortgage Trust(a),(g)
CMO Series 2022-1 Class M1
01/25/2067	3.990%	4,650,000	4,045,935
CMO Series 2023-3 Class M1
07/25/2058	8.219%	8,900,000	8,969,543
Subordinated CMO Series 2022-1 Class B1
01/25/2067	4.555%	8,350,000	7,341,106
Subordinated CMO Series 2022-1 Class B2
01/25/2067	4.555%	7,431,000	6,246,118
Subordinated CMO Series 2022-2 Class B1
03/25/2067	4.592%	4,569,000	4,085,809
Subordinated CMO Series 2023-1 Class B1
03/25/2058	8.110%	5,373,000	5,364,295
Subordinated CMO Series 2023-1 Class B2
03/25/2058	8.116%	8,894,000	8,862,034
Subordinated CMO Series 2023-2 Class B1
06/25/2058	7.985%	4,942,000	4,985,695
Subordinated CMO Series 2023-3 Class B1
07/25/2058	8.219%	3,700,000	3,716,815
CHNGE Mortgage Trust(a),(o)
CMO Series 2022-NQM1 Class M1
06/25/2067	5.820%	3,150,000	3,139,267
Citigroup Mortgage Loan Trust(a)
Subordinated CMO Series 2015-RP2 Class B5
01/25/2053	4.250%	13,217,335	10,106,979
Citigroup Mortgage Loan Trust(a),(p)
Subordinated CMO Series 2015-RP2 Class FB
01/25/2053	0.000%	1,320,000	537,715
Citigroup Mortgage Loan Trust(a),(g),(h)
Subordinated CMO Series 2015-RP2 Class XIO
01/25/2053	1.080%	32,577,827	900,067
Citigroup Mortgage Loan Trust(a),(g)
Subordinated CMO Series 2018-RP3 Class B3
03/25/2061	3.250%	10,497,650	7,666,886
COLT Mortgage Loan Trust(a),(g)
CMO Series 2021-3 Class A3
09/27/2066	1.419%	5,455,932	4,767,068
CMO Series 2023-1 Class B2
04/25/2068	7.989%	4,546,000	4,536,178
CMO Series 2025-5 Class B1
05/25/2070	7.439%	3,728,000	3,814,232
Subordinated CMO Series 2021-4 Class B1
10/25/2066	3.764%	5,969,000	4,797,535
Subordinated CMO Series 2022-4 Class B2
03/25/2067	4.715%	4,993,000	4,667,303
Subordinated Series 2021-3 Class B1
09/27/2066	3.059%	2,502,000	1,838,025
The accompanying Notes to Financial Statements are an integral part of this statement.

Columbia Mortgage Opportunities Fund  | 2025

Portfolio of Investments (continued)
November 30, 2025 (Unaudited)
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
COLT Mortgage Loan Trust(a),(o)
CMO Series 2025-5 Class A1
05/25/2070	5.536%	7,466,052	7,533,199
CMO Series 2025-7 Class A2
06/25/2070	5.673%	7,106,880	7,166,894
Connecticut Avenue Securities Trust(a),(d)
Subordinated CMO Series 2021-R03 Class 1B2
30-day Average SOFR + 5.500% Floor 5.500% 12/25/2041	9.572%	7,059,000	7,318,918
Subordinated CMO Series 2022-R01 Class 1B2
30-day Average SOFR + 6.000% 12/25/2041	10.072%	10,350,000	10,778,860
Deephaven Residential Mortgage Trust(a),(g)
CMO Series 2025-CES1 Class B1
10/25/2055	6.971%	4,800,000	4,798,873
CMO Series 2025-CES1 Class B2
10/25/2055	7.914%	2,965,200	2,964,335
Subordinated CMO Series 2020-2 Class B3
05/25/2065	6.424%	4,911,000	4,969,771
EASY(a),(o)
CMO Series 2025-RTL1 Class A1
05/25/2040	6.456%	10,000,000	10,132,433
EASY(a),(g)
CMO Series 2025-RTL1 Class M
05/25/2040	9.116%	3,750,000	3,766,300
Easy Street Mortgage Loan Trust(a),(o)
CMO Series 2025-RTL2 Class A1
10/25/2040	5.606%	16,700,000	16,745,040
EFMT(a),(g)
CMO Series 2025-RTL1 Class M1
11/25/2040	6.811%	2,000,000	2,003,972
CMO Series 2025-RTL1 Class M2
11/25/2040	8.699%	2,250,000	2,254,328
Fannie Mae Connecticut Avenue Securities(a),(d)
Subordinated CMO Series 2021-R02 Class 2B2
30-day Average SOFR + 6.200% 11/25/2041	10.272%	11,350,000	11,799,304
FIGRE Trust(a),(g)
CMO Series 2025-HE1 Class F
01/25/2055	9.083%	2,110,000	2,229,099
CMO Series 2025-HE3 Class E
05/25/2055	8.103%	1,500,000	1,604,914
CMO Series 2025-HE3 Class F
05/25/2055	9.081%	1,500,000	1,608,613
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2025-PF2 Class A
10/25/2055	5.017%	11,826,306	11,767,126
Subordinated CMO Series 2023-HE3 Class D
01/25/2042	7.747%	2,653,514	2,762,275
Subordinated CMO Series 2024-HE1 Class E
03/25/2054	8.323%	2,350,000	2,510,498
Subordinated CMO Series 2024-HE1 Class F
03/25/2054	10.029%	3,250,000	3,522,507
Subordinated CMO Series 2024-HE2 Class F
05/25/2054	9.790%	7,575,000	8,164,240
Subordinated CMO Series 2024-HE3 Class E
07/25/2054	7.551%	1,850,000	1,942,098
Subordinated CMO Series 2024-HE3 Class F
07/25/2054	9.261%	1,550,000	1,654,287
Subordinated CMO Series 2024-HE4 Class E
09/25/2054	6.809%	1,900,000	1,928,563
Subordinated CMO Series 2024-HE4 Class F
09/25/2054	8.482%	1,300,000	1,369,206
Subordinated CMO Series 2024-HE5 Class E
10/25/2054	7.010%	3,950,000	4,010,630
Subordinated CMO Series 2024-HE5 Class F
10/25/2054	8.630%	2,900,000	3,033,077
FMC GMSR Issuer Trust(a),(g)
CMO Series 2020-GT1 Class A
01/25/2026	4.450%	9,050,000	9,001,485
Freddie Mac STACR REMIC Trust(a),(d)
Subordinated CMO Series 2020-DNA6 Class B2
30-day Average SOFR + 5.650% 12/25/2050	9.722%	15,500,000	17,871,664
Subordinated CMO Series 2021-DNA1 Class B2
30-day Average SOFR + 4.750% 01/25/2051	8.822%	14,000,000	15,530,082
Subordinated CMO Series 2021-DNA5 Class B2
30-day Average SOFR + 5.500% 01/25/2034	9.572%	23,300,000	27,896,722
Subordinated CMO Series 2021-DNA6 Class B2
30-day Average SOFR + 7.500% 10/25/2041	11.572%	7,450,000	7,812,959
Freddie Mac STACR Single Seller Risk Transfer Debt Notes(a),(d)
Subordinated CMO Series 2019-CS03 Class B2
30-day Average SOFR + 0.114% 10/25/2032	4.454%	7,345,104	6,904,594
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Mortgage Opportunities Fund  | 2025

Portfolio of Investments (continued)
November 30, 2025 (Unaudited)
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Freddie Mac STACR Single Seller Risk Transfer Debt Notes(h)
Subordinated CMO Series 2019-CS03 Class IO
10/25/2029	0.270%	597,549,751	4,387,868
Freddie Mac Structured Agency Credit Risk Debt Notes(a),(d)
CMO Series 2019-CS02 Class B2
30-day Average SOFR + 0.114% 02/25/2032	4.454%	1,293,149	1,275,353
CMO Series 2019-CS02 Class B3
30-day Average SOFR + 0.114% 02/25/2032	4.454%	2,950,000	2,849,593
CMO Series 2020-CS01 Class B2
30-day Average SOFR + 0.114% 04/25/2033	4.454%	16,988,156	14,098,350
Subordinated CMO Series 2020-HQA5 Class B1
30-day Average SOFR + 4.000% 11/25/2050	8.072%	6,750,000	7,429,142
Subordinated CMO Series 2020-HQA5 Class B2
30-day Average SOFR + 7.400% 11/25/2050	11.472%	14,200,000	17,442,610
Freddie Mac Structured Agency Credit Risk Debt Notes(h)
CMO Series 2019-CS02 Class IO
02/25/2029	0.270%	245,109,387	1,579,730
CMO Series 2020-CS02 Class IO1
05/25/2030	0.090%	446,521,009	1,230,255
CMO Series 2020-CS02 Class IO2
06/25/2030	0.115%	446,521,009	1,572,022
Freddie Mac Structured Agency Credit Risk Debt Notes(a),(h)
CMO Series 2020-CS01 Class IO1
04/25/2030	0.080%	1,927,597,397	4,515,782
CMO Series 2020-CS01 Class IO2
04/25/2030	0.125%	1,927,597,397	7,055,970
Freddie Mac Structured Agency Credit Risk Debt Notes(d)
Subordinated CMO Series 2020-CS02 Class B2
30-day Average SOFR + 0.114% 06/25/2033	4.454%	5,650,000	4,807,844
GCAT Trust(a),(g)
CMO Series 2019-NQM3 Class M1
11/25/2059	3.450%	5,650,000	5,230,970
CMO Series 2025-NQM5 Class A1
08/25/2070	4.981%	14,275,869	14,266,923
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Genworth Mortgage Insurance Corp.(a),(d)
CMO Series 2021-3 Class M1B
30-day Average SOFR + 2.900% Floor 2.900% 02/25/2034	6.972%	3,378,544	3,383,161
Subordinated CMO Series 2021-3 Class B1
30-day Average SOFR + 4.950% Floor 4.950% 02/25/2034	9.022%	7,500,000	7,663,007
GITSIT Mortgage Loan Trust(a),(o)
CMO Series 2025-NPL1 Class A1
02/25/2055	6.276%	2,983,718	2,990,446
CMO Series 2025-NPL1 Class A2
02/25/2055	8.837%	7,000,000	7,031,037
GS Mortgage-Backed Securities Corp. Trust(a),(o)
CMO Series 2025-NQM6 Class A1
11/25/2029	5.035%	10,290,000	10,287,264
GS Mortgage-Backed Securities Trust(a),(o)
CMO Series 2025-NQM4 Class A1
10/25/2065	5.003%	8,191,153	8,186,917
HOMES Trust(a),(g)
CMO Series 2025-AFC4 Class A1
11/25/2060	5.149%	9,100,000	9,120,364
Homeward Opportunities Fund I Trust(a),(g)
Subordinated CMO Series 2020-2 Class B1
05/25/2065	5.450%	3,750,000	3,765,009
Homeward Opportunities Fund Trust(a),(g)
CMO Series 2022-1 Class M1
07/25/2067	5.016%	3,000,000	2,958,745
HTAP(a)
CMO Series 2024-1 Class A
04/25/2037	7.000%	6,969,702	7,019,408
HTAP Issuer Trust(a)
CMO Series 2024-2 Class A
04/25/2042	6.500%	13,424,490	13,438,835
CMO Series 2025-1 Class A
11/25/2042	6.500%	6,552,924	6,564,790
Subordinated CMO Series 2024-2 Class B
04/25/2042	7.500%	4,700,000	4,647,229
Imperial Fund Mortgage Trust(a),(g)
Subordinated CMO Series 2021-NQM3 Class B1
11/25/2056	4.124%	7,384,000	6,125,802
Subordinated CMO Series 2022-NQM3 Class B1
05/25/2067	4.408%	4,489,000	3,737,635
Imperial Fund Mortgage Trust(a),(o)
Subordinated CMO Series 2022-NQM5 Class B2
08/25/2067	6.250%	4,944,000	4,924,106
The accompanying Notes to Financial Statements are an integral part of this statement.

Columbia Mortgage Opportunities Fund  | 2025

Portfolio of Investments (continued)
November 30, 2025 (Unaudited)
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
JPMorgan Mortgage Trust(a),(g)
CMO Series 2025-VIS3 Class A1
02/25/2066	5.062%	13,628,903	13,657,432
Knock Issuer Trust(a)
CMO Series 2025-1 Class A1
02/25/2030	7.119%	17,040,000	17,238,260
CMO Series 2025-1 Class A2
02/25/2030	9.054%	1,500,000	1,508,702
LHOME Mortgage Trust(a),(o)
CMO Series 2023-RTL3 Class A2
08/25/2028	9.000%	8,400,000	8,437,423
CMO Series 2024-RTL1 Class A2
01/25/2029	9.165%	5,200,000	5,235,625
CMO Series 2024-RTL1 Class M
01/25/2029	11.949%	3,700,000	3,722,784
LHOME Mortgage Trust(a),(g)
CMO Series 2024-RTL5 Class M1
09/25/2039	6.823%	4,358,000	4,380,896
CMO Series 2025-RTL1 Class M1
01/25/2040	7.023%	5,368,000	5,422,958
CMO Series 2025-RTL3 Class M1
08/25/2040	6.891%	1,800,000	1,814,545
Mello Mortgage Capital Acceptance(a),(o)
CMO Series 2024-SD1 Class M2
04/25/2054	4.000%	5,802,000	5,384,834
MFA Trust(a),(g)
CMO Series 2020-NQM3 Class M1
01/26/2065	2.654%	3,500,000	3,236,604
CMO Series 2025-NQM4 Class A1
08/25/2070	5.229%	11,849,302	11,908,254
Subordinated CMO Series 2020-NQM3 Class B1
01/26/2065	3.661%	6,250,000	5,799,012
MFA Trust(o)
CMO Series 2024-NPL1 Class A1
09/25/2054	6.330%	15,603,710	15,706,481
Morgan Stanley Residential Mortgage Loan Trust(a),(g)
CMO Series 2025-DSC3 Class A1
09/25/2070	4.912%	12,360,396	12,349,139
Morgan Stanley Residential Mortgage Loan Trust(a),(o)
CMO Series 2025-NQM7 Class A1
09/25/2070	4.984%	16,131,576	16,130,665
New Residential Mortgage Loan Trust(a),(g),(h)
CMO Series 2014-1A Class AIO
01/25/2054	2.047%	2,768,974	118,170
New Residential Mortgage Loan Trust(a),(g)
Subordinated CMO Series 2019-RPL3 Class B4
07/25/2059	3.982%	9,250,000	7,165,743
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Subordinated CMO Series 2022-NQM2 Class B1
03/27/2062	3.864%	2,887,000	2,167,533
Subordinated CMO Series 2024-RPL1 Class B4
01/25/2064	3.866%	6,748,000	4,512,135
Subordinated CMO Series 2024-RPL1 Class B5
01/25/2064	3.866%	5,287,000	3,056,349
NYMT Loan Trust(a),(o)
CMO Series 2024-BPL1 Class A1
02/25/2029	7.154%	6,850,000	6,860,900
NYMT Loan Trust(a),(g)
CMO Series 2024-CP1 Class A2
02/25/2068	3.850%	5,295,000	4,340,349
CMO Series 2024-CP1 Class M1
02/25/2068	3.850%	2,350,000	1,796,814
CMO Series 2025-INV2 Class A1
10/25/2060	5.000%	8,992,252	9,006,777
NYMT Loan Trust(a)
CMO Series 2025-R1 Class A
02/25/2030	6.381%	2,045,480	2,048,567
NYMT Trust(a),(o)
CMO Series 2024-RR1 Class A
05/25/2064	7.375%	13,434,053	13,559,749
Oaktown Re VI Ltd.(a),(d)
CMO Series 2021-1A Class B1
30-day Average SOFR + 5.500% Floor 5.500% 10/25/2033	9.572%	2,373,000	2,406,462
CMO Series 2021-1A Class M2
30-day Average SOFR + 3.950% Floor 3.950% 10/25/2033	8.022%	6,500,000	6,561,573
OBX Trust(a),(g)
CMO Series 2021-NQM2 Class A1
05/25/2061	1.101%	6,672,039	5,584,930
CMO Series 2021-NQM3 Class A1
07/25/2061	1.054%	4,748,544	3,929,274
OSAT Trust(a),(o)
CMO Series 2021-RPL1 Class A2
05/25/2065	7.967%	5,539,989	5,562,493
Point Securitization Trust(a)
CMO Series 2025-1 Class A1
06/25/2055	6.250%	7,378,717	7,399,156
Point Securitization Trust(a),(o)
CMO Series 2025-2 Class A1
09/25/2055	5.750%	10,000,000	9,961,928
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Mortgage Opportunities Fund  | 2025

Portfolio of Investments (continued)
November 30, 2025 (Unaudited)
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Preston Ridge Partners Mortgage Trust(a),(o)
CMO Series 2023-RCF1 Class M2
06/25/2053	4.000%	7,802,000	7,406,968
CMO Series 2023-RCF2 Class M1
11/25/2053	4.000%	1,724,000	1,665,440
CMO Series 2023-RCF2 Class M2
11/25/2053	4.000%	3,688,000	3,457,770
PRET LLC(a),(o)
CMO Series 2024-NPL6 Class A2
10/25/2054	8.716%	10,875,000	10,886,403
CMO Series 2024-NPL7 Class A2
10/25/2054	8.956%	10,000,000	10,012,079
CMO Series 2024-NPL9 Class A2
12/25/2054	8.590%	9,050,000	9,058,766
PRKCM Trust(a),(g)
CMO Series 2022-AFC1 Class A3
04/25/2057	4.100%	5,542,419	5,312,625
PRPM LLC(a),(o)
CMO Series 2025-RPL1 Class M2
03/25/2055	4.000%	9,500,000	8,458,436
PRPM LLC(a),(o)
CMO Series 2024-7 Class A1
11/25/2029	5.870%	7,370,147	7,373,635
CMO Series 2024-8 Class A1
12/25/2029	5.897%	4,499,896	4,501,360
CMO Series 2024-8 Class A2
12/25/2029	8.836%	6,100,000	6,105,979
CMO Series 2024-RCF1 Class M1
01/25/2054	4.000%	1,850,000	1,778,730
CMO Series 2024-RCF1 Class M2
01/25/2054	4.000%	9,750,000	9,094,602
CMO Series 2024-RCF2 Class M1
03/25/2054	3.750%	2,800,000	2,666,896
CMO Series 2024-RCF2 Class M2
03/25/2054	3.750%	11,150,000	10,267,622
CMO Series 2024-RCF3 Class M2
05/25/2054	4.000%	2,250,000	2,077,424
CMO Series 2024-RCF4 Class M1
07/25/2054	4.000%	2,335,000	2,198,821
CMO Series 2024-RCF4 Class M2
07/25/2054	4.000%	1,910,000	1,754,617
CMO Series 2024-RCF6 Class M1
10/25/2054	4.000%	2,350,000	2,230,623
CMO Series 2024-RCF6 Class M2
10/25/2054	4.000%	4,088,000	3,727,353
CMO Series 2024-RPL4 Class M1
12/25/2054	4.000%	4,700,000	4,442,239
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2024-RPL4 Class M2
12/25/2054	4.000%	4,408,000	3,977,304
CMO Series 2025-2 Class A2
05/25/2030	9.560%	4,900,000	4,921,934
CMO Series 2025-RCF4 Class M1B
08/25/2055	4.500%	477,000	444,973
CMO Series 2025-RCF4 Class M2
08/25/2055	4.500%	2,000,000	1,850,245
PRPM LLC(a),(g)
CMO Series 2025-RCF3 Class M1A
07/25/2055	5.250%	1,100,000	1,085,466
CMO Series 2025-RCF3 Class M1B
07/25/2055	5.250%	1,000,000	959,025
CMO Series 2025-RCF3 Class M2
07/25/2055	5.250%	2,000,000	1,902,963
PRPM Trust(a),(g)
CMO Series 2025-NQM3 Class A1
05/25/2070	5.606%	8,567,212	8,643,806
Subordinated CMO Series 2022-NQM1 Class B1
08/25/2067	5.397%	4,608,000	4,551,746
Subordinated CMO Series 2023-NQM1 Class B1
01/25/2068	6.211%	2,700,000	2,687,500
Subordinated CMO Series 2023-NQM3 Class B2
11/25/2068	7.408%	2,043,000	2,043,073
PRPM Trust(a),(o)
CMO Series 2025-NQM4 Class A1
07/25/2070	4.980%	13,098,386	13,095,453
Radnor Re Ltd.(a),(d)
Subordinated CMO Series 2021-1 Class B1
30-day Average SOFR + 4.000% Floor 4.000% 12/27/2033	8.072%	4,750,000	4,796,816
RCO IX Mortgage LLC(a),(o)
CMO Series 2025-4 Class A1
10/25/2030	5.285%	16,464,319	16,399,009
RCO Trust(a),(o)
CMO Series 2025-PR1 Class A
02/25/2055	6.250%	8,970,252	8,927,016
RCO VIII Mortgage LLC(a),(o)
CMO Series 2025-3 Class A1
05/25/2030	6.435%	5,538,335	5,550,240
RCO X Mortgage LLC(a),(o)
CMO Series 2025-1 Class A1
01/25/2030	5.875%	6,998,387	7,000,223
CMO Series 2025-1 Class A2
01/25/2030	8.353%	7,500,000	7,514,761
The accompanying Notes to Financial Statements are an integral part of this statement.

Columbia Mortgage Opportunities Fund  | 2025

Portfolio of Investments (continued)
November 30, 2025 (Unaudited)
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Residential Mortgage Loan Trust(a),(g)
Subordinated CMO Series 2020-1 Class B1
01/26/2060	3.946%	3,938,000	3,787,414
RUN Trust(a),(g)
CMO Series 2022-NQM1 Class M1
03/25/2067	4.033%	5,595,000	4,605,893
SAIF Securitization Trust(a),(o)
CMO Series 2025-CES1 Class M1
06/25/2065	6.240%	2,453,220	2,459,273
Saluda Grade Alternative Mortgage Trust(a),(g)
Subordinated CMO Series 2022-INV1 Class B1
04/25/2067	4.638%	5,198,000	4,447,166
Subordinated CMO Series 2022-INV1 Class B2
04/25/2067	4.638%	4,958,000	4,083,135
Subordinated CMO Series 2023-FIG3 Class CE
08/25/2053	4.327%	5,927,359	9,008,359
Subordinated CMO Series 2023-FIG4 Class CE
11/25/2053	49.381%	6,896,055	11,934,036
Subordinated CMO Series 2024-CES1 Class B1
03/25/2054	8.243%	12,120,000	12,489,891
Splitero Trust(a)
CMO Series 2025-1 Class A2
12/25/2055	7.000%	11,500,000	11,233,034
Stanwich Mortgage Loan Co. LLC(a),(o)
CMO Series 2021-NPB1 Class A2
10/16/2026	4.375%	12,022,461	12,078,236
Starwood Mortgage Residential Trust(a),(g)
CMO Series 2020-3 Class B1
04/25/2065	4.750%	4,750,000	4,524,681
CMO Series 2021-3 Class A1
06/25/2056	1.127%	3,220,107	2,860,450
Starwood Mortgage Residential Trust(a)
Subordinated CMO Series 2020-INV1 Class B1
11/25/2055	3.257%	3,200,000	2,959,825
Subordinated CMO Series 2020-INV1 Class B2
11/25/2055	4.261%	1,400,000	1,309,644
Toorak Mortgage Trust(a),(g)
CMO Series 2024-RRT1 Class B2
02/25/2039	10.743%	1,968,000	1,979,948
CMO Series 2024-RRTL2 Class M1
09/25/2039	7.257%	5,375,000	5,374,181
CMO Series 2025-RRTL1 Class B1
02/25/2040	8.342%	3,800,000	3,854,554
Subordinated CMO Series 2024-RRTL1 Class B1
02/25/2039	10.743%	5,700,000	5,743,909
Subordinated CMO Series 2024-RRTL2 Class B1
09/25/2039	8.178%	2,750,000	2,749,812
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Triangle Re Ltd.(a),(d)
CMO Series 2021-2 Class M2
1-month Term SOFR + 5.614% 10/25/2033	9.569%	7,687,268	7,821,045
Subordinated CMO Series 2021-2 Class B1
1-month Term SOFR + 7.614% 10/25/2033	11.569%	7,100,000	7,313,633
VCAT LLC(a),(o)
CMO Series 2025-NPL2 Class A1
09/25/2054	5.977%	7,047,338	7,134,862
VCC Trust(a),(o)
CMO Series 2025-MC1 Class A2
05/25/2055	12.047%	5,214,000	5,190,621
Vericrest Opportunity Loan Transferee(a),(o)
CMO Series 2021-NPL4 Class A1
03/27/2051	6.240%	822,668	822,744
Verus Securitization Trust(a),(g)
CMO Series 2021-4 Class A1
07/25/2066	0.938%	7,042,247	5,978,078
Subordinated CMO Series 2022-2 Class B2
02/25/2067	4.267%	4,493,200	3,602,434
Subordinated CMO Series 2023-1 Class B1
12/25/2067	6.847%	7,000,000	6,974,724
Subordinated CMO Series 2023-INV1 Class B1
02/25/2068	7.451%	4,198,000	4,189,866
Subordinated Series 2021-5 Class B1
09/25/2066	3.037%	3,800,000	2,826,833
Subordinated Series 2021-5 Class B2
09/25/2066	3.941%	3,500,000	2,746,463
Verus Securitization Trust(a)
CMO Series 2021-R2 Class M1
02/25/2064	2.244%	3,781,000	3,535,905
Visio Trust(a),(g)
CMO Series 2019-2 Class M1
11/25/2054	3.260%	1,400,000	1,374,547
Subordinated CMO Series 2019-2 Class B1
11/25/2054	3.910%	1,200,000	1,181,987
Vista Point Securitization Trust(a),(g)
CMO Series 2024-CES3 Class B1
01/25/2055	7.833%	4,700,000	4,747,281
CMO Series 2024-CES3 Class B2
01/25/2055	9.495%	2,900,000	2,980,094
CMO Series 2025-CES1 Class B1
04/25/2055	7.621%	3,929,000	3,997,166
CMO Series 2025-CES1 Class B2
04/25/2055	8.956%	2,546,000	2,621,245
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Mortgage Opportunities Fund  | 2025

Portfolio of Investments (continued)
November 30, 2025 (Unaudited)
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Subordinated CMO Series 2020-1 Class B1
03/25/2065	5.375%	2,000,000	2,011,764
Subordinated CMO Series 2024-CES2 Class B1
10/25/2054	7.498%	2,500,000	2,522,225
Vista Point Securitization Trust(a),(o)
CMO Series 2025-CES2 Class M1
08/25/2055	6.366%	8,732,000	8,842,323
Total Residential Mortgage-Backed Securities - Non-Agency (Cost $1,195,321,619)			1,236,110,051

Call Option Contracts Purchased 0.5%
Value ($)
(Cost $13,479,069)	12,097,555

Put Option Contracts Purchased 0.4%
Value ($)
(Cost $21,868,643)	11,758,692

Money Market Funds 5.6%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 4.061%(k),(q)	140,291,484	140,249,396
Total Money Market Funds (Cost $140,235,337)		140,249,396
Total Investments in Securities (Cost: $4,767,142,666)		4,707,193,573
Other Assets & Liabilities, Net		(2,188,800,090)
Net Assets		2,518,393,483
At November 30, 2025, securities and/or cash totaling $42,419,480 were pledged as collateral.
Investments in derivatives
Long futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
3-Month SOFR	2,311	12/2025	USD	554,047,806	—	(278,002)
U.S. Treasury 5-Year Note	5,312	03/2026	USD	583,075,000	1,565,569	—
U.S. Treasury Ultra Bond	398	03/2026	USD	48,133,125	382,931	—
Total					1,948,500	(278,002)

Short futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
3-Month SOFR	(2,301)	06/2026	USD	(554,828,625)	88,560	—
U.S. Long Bond	(2,635)	03/2026	USD	(309,447,813)	—	(1,603,722)
U.S. Treasury 10-Year Note	(10,951)	03/2026	USD	(1,241,227,406)	—	(1,472,844)
U.S. Treasury 2-Year Note	(239)	03/2026	USD	(49,917,391)	—	(26,695)
Total					88,560	(3,103,261)

Call option contracts purchased
Description	Counterparty	Trading currency	Notional amount	Number of contracts	Exercise price/Rate	Expiration date	Cost ($)	Value ($)
10-Year OTC interest rate swap with Citi to receive exercise rate and pay SOFR	Citi	USD	115,000,000	115,000,000	3.50	07/09/2026	2,012,500	1,694,766
10-Year OTC interest rate swap with Morgan Stanley to receive exercise rate and pay SOFR	Morgan Stanley	USD	125,000,000	125,000,000	3.40	03/16/2026	1,725,000	817,125
10-Year OTC interest rate swap with Morgan Stanley to receive exercise rate and pay SOFR	Morgan Stanley	USD	84,886,000	84,886,000	3.50	06/11/2026	1,400,619	1,163,388
30-Year OTC interest rate swap with Morgan Stanley to receive exercise rate and pay SOFR	Morgan Stanley	USD	59,000,000	59,000,000	3.50	10/29/2026	1,595,950	1,166,926
The accompanying Notes to Financial Statements are an integral part of this statement.

Columbia Mortgage Opportunities Fund  | 2025

Portfolio of Investments (continued)
November 30, 2025 (Unaudited)
Call option contracts purchased (continued)
Description	Counterparty	Trading currency	Notional amount	Number of contracts	Exercise price/Rate	Expiration date	Cost ($)	Value ($)
5-Year OTC interest rate swap with Citi to receive exercise rate and pay SOFR	Citi	USD	300,000,000	300,000,000	3.30	03/30/2026	2,925,000	2,538,630
5-Year OTC interest rate swap with Morgan Stanley to receive exercise rate and pay SOFR	Morgan Stanley	USD	200,000,000	200,000,000	3.75	05/14/2026	3,820,000	4,716,720
Total							13,479,069	12,097,555

Put option contracts purchased
Description	Counterparty	Trading currency	Notional amount	Number of contracts	Exercise price/Rate	Expiration date	Cost ($)	Value ($)
10-Year OTC interest rate swap with Citi to receive SOFR and pay exercise rate	Citi	USD	70,000,000	70,000,000	3.75	12/04/2025	714,000	13,048
5-Year OTC interest rate swap with Citi to receive SOFR and pay exercise rate	Citi	USD	180,000,000	180,000,000	3.75	12/23/2025	1,440,000	14,220
5-Year OTC interest rate swap with Citi to receive SOFR and pay exercise rate	Citi	USD	435,000,000	435,000,000	3.35	03/18/2026	3,828,000	2,902,277
5-Year OTC interest rate swap with Goldman Sachs International to receive SOFR and pay exercise rate	Goldman Sachs International	USD	211,382,252	211,382,252	3.50	02/27/2026	1,373,984	710,984
5-Year OTC interest rate swap with Morgan Stanley to receive SOFR and pay exercise rate	Morgan Stanley	USD	190,000,000	190,000,000	3.55	12/29/2025	1,767,000	118,902
5-Year OTC interest rate swap with Morgan Stanley to receive SOFR and pay exercise rate	Morgan Stanley	USD	286,651,270	286,651,270	3.50	02/27/2026	2,028,059	964,152
5-Year OTC interest rate swap with Morgan Stanley to receive SOFR and pay exercise rate	Morgan Stanley	USD	464,000,000	464,000,000	3.60	05/06/2026	2,737,600	1,986,059
5-Year OTC interest rate swap with Morgan Stanley to receive SOFR and pay exercise rate	Morgan Stanley	USD	500,000,000	500,000,000	3.40	08/05/2026	7,980,000	5,049,050
Total							21,868,643	11,758,692

Call option contracts written
Description	Counterparty	Trading currency	Notional amount	Number of contracts	Exercise price/Rate	Expiration date	Premium received ($)	Value ($)
2-Year OTC interest rate swap with Citi to receive SOFR and pay exercise rate	Citi	USD	(550,000,000)	(550,000,000)	3.20	12/19/2025	(660,000)	(526,515)

Credit default swap contracts - buy protection
Reference entity	Counterparty	Maturity date	Pay fixed rate (%)	Payment frequency	Notional currency	Notional amount	Value ($)	Periodic payments receivable (payable) ($)	Upfront payments ($)	Upfront receipts ($)	Unrealized appreciation ($)	Unrealized depreciation ($)
CMBX North America Index, Series 11 BBB-	Citi	11/18/2054	3.000	Monthly	USD	10,000,000	1,284,016	(3,333)	298,176	—	982,507	—
CMBX North America Index, Series 11 BBB-	Citi	11/18/2054	3.000	Monthly	USD	10,000,000	1,284,016	(3,333)	1,294,214	—	—	(13,531)
CMBX North America Index, Series 11 BBB-	Citi	11/18/2054	3.000	Monthly	USD	20,500,000	2,632,233	(6,833)	4,773,724	—	—	(2,148,324)
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Mortgage Opportunities Fund  | 2025

Portfolio of Investments (continued)
November 30, 2025 (Unaudited)
Credit default swap contracts - buy protection (continued)
Reference entity	Counterparty	Maturity date	Pay fixed rate (%)	Payment frequency	Notional currency	Notional amount	Value ($)	Periodic payments receivable (payable) ($)	Upfront payments ($)	Upfront receipts ($)	Unrealized appreciation ($)	Unrealized depreciation ($)
CMBX North America Index, Series 11 BBB-	Citi	11/18/2054	3.000	Monthly	USD	50,000,000	6,420,080	(16,667)	12,422,847	—	—	(6,019,434)
CMBX North America Index, Series 11 BBB-	Goldman Sachs International	11/18/2054	3.000	Monthly	USD	10,000,000	1,284,016	(3,333)	1,396,594	—	—	(115,911)
Total							12,904,361	(33,499)	20,185,555	—	982,507	(8,297,200)

Credit default swap contracts - sell protection
Reference entity	Counterparty	Maturity date	Receive fixed rate (%)	Payment frequency	Implied credit spread (%)*	Notional currency	Notional amount	Value ($)	Periodic payments receivable (payable) ($)	Upfront payments ($)	Upfront receipts ($)	Unrealized appreciation ($)	Unrealized depreciation ($)
CMBX North America Index, Series 10 BBB-	Citi	11/17/2059	3.000	Monthly	31.330	USD	9,998,594	(2,130,763)	3,333	—	(1,987,289)	—	(140,141)
CMBX North America Index, Series 10 BBB-	Citi	11/17/2059	3.000	Monthly	31.330	USD	9,998,594	(2,130,763)	3,333	—	(1,944,558)	—	(182,872)
CMBX North America Index, Series 10 BBB-	Citi	11/17/2059	3.000	Monthly	31.330	USD	19,997,189	(4,261,527)	6,666	—	(2,204,746)	—	(2,050,115)
CMBX North America Index, Series 16 BBB-	Goldman Sachs International	04/17/2065	3.000	Monthly	7.307	USD	19,000,000	(3,301,237)	6,333	—	(2,418,055)	—	(876,849)
CMBX North America Index, Series 17 BBB-	Goldman Sachs International	12/15/2056	3.000	Monthly	6.109	USD	50,000,000	(7,087,506)	16,666	—	(7,441,076)	370,236	—
CMBX North America Index, Series 17 BBB-	Goldman Sachs International	12/15/2056	3.000	Monthly	6.109	USD	9,500,000	(1,346,626)	3,167	—	(1,676,056)	332,597	—
CMBX North America Index, Series 17 BBB-	Goldman Sachs International	12/15/2056	3.000	Monthly	6.109	USD	9,500,000	(1,346,626)	3,167	—	(1,584,399)	240,940	—
CMBX North America Index, Series 17 BBB-	Goldman Sachs International	12/15/2056	3.000	Monthly	6.109	USD	5,000,000	(708,751)	1,667	—	(742,715)	35,631	—
CMBX North America Index, Series 17 BBB-	Goldman Sachs International	12/15/2056	3.000	Monthly	6.109	USD	12,000,000	(1,701,000)	4,000	—	(1,153,878)	—	(543,122)
CMBX North America Index, Series 10 BBB-	Morgan Stanley	11/17/2059	3.000	Monthly	31.330	USD	8,798,763	(1,875,072)	2,933	—	(1,856,768)	—	(15,371)
CMBX North America Index, Series 10 BBB-	Morgan Stanley	11/17/2059	3.000	Monthly	31.330	USD	16,497,681	(3,515,760)	5,499	—	(2,971,235)	—	(539,026)
CMBX North America Index, Series 10 BBB-	Morgan Stanley	11/17/2059	3.000	Monthly	31.330	USD	12,998,173	(2,769,992)	4,333	—	(1,864,481)	—	(901,178)
CMBX North America Index, Series 7 BBB-	Morgan Stanley	01/17/2047	3.000	Monthly	20.036	USD	1,024,551	(153,935)	341	—	(73,318)	—	(80,276)
The accompanying Notes to Financial Statements are an integral part of this statement.

Columbia Mortgage Opportunities Fund  | 2025

Portfolio of Investments (continued)
November 30, 2025 (Unaudited)
Credit default swap contracts - sell protection (continued)
Reference entity	Counterparty	Maturity date	Receive fixed rate (%)	Payment frequency	Implied credit spread (%)*	Notional currency	Notional amount	Value ($)	Periodic payments receivable (payable) ($)	Upfront payments ($)	Upfront receipts ($)	Unrealized appreciation ($)	Unrealized depreciation ($)
CMBX North America Index, Series 7 BBB-	Morgan Stanley	01/17/2047	3.000	Monthly	20.036	USD	2,008,924	(301,834)	669	—	(94,379)	—	(206,786)
CMBX North America Index, Series 8 BBB-	Morgan Stanley	10/17/2057	3.000	Monthly	36.168	USD	1,990,264	(480,342)	663	—	(375,172)	—	(104,507)
Total								(33,111,734)	62,770	—	(28,388,125)	979,404	(5,640,243)
* Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
Notes to Portfolio of Investments
(a)
Represents privately placed and other securities and instruments exempt from Securities and Exchange Commission registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. At November 30, 2025, the total value of these securities amounted to $1,501,177,377, which represents 59.61% of total net assets.

(b)	Principal amount represents ownership shares of the Trust.
(c)
Security represents a pool of loans that generate cash payments generally over fixed periods of time. Such securities entitle the security holders to receive distributions (i.e. principal and interest, net of fees and expenses) that are tied to the payments made by the borrower on the underlying loans. Due to the structure of the security the cash payments received are not known until the time of payment. The interest rate shown is the stated coupon rate as of November 30, 2025 and is not reflective of the cash flow payments.

(d)	Variable rate security. The interest rate shown was the current rate as of November 30, 2025.
(e)	Valuation based on significant unobservable inputs.
(f)
Represents fair value as determined in good faith under procedures approved by the Board of Trustees. At November 30, 2025, the total value of these securities amounted to $37,594,214, which represents 1.49% of total net assets.

(g)
Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown was the current rate as of November 30, 2025.

(h)	Represents interest only securities which have the right to receive the monthly interest payments on an underlying pool of mortgage loans.
(i)	Represents a security in default.
(j)
The Fund’s committed equity ownership interest in the joint venture is 17% of the LLC, which is not held in the form of shares. Investments into the LLC will be called from the Fund over a commitment period ending December 31, 2026. Any unfunded commitments are indicated as such.

(k)
Under the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended November 30, 2025 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Realized gain (loss)($)	Dividends($)	End of period shares
Columbia Short-Term Cash Fund, 4.061%
	185,115,334	632,992,085	(677,853,970)	(4,053)	140,249,396	(3,417)	3,614,400	140,291,484
Itasca Park LLC
	—	1,211,000	—	(41,295)	1,169,705	—	—	—
Itasca Park LLC - Unfunded
	—	16,089,000	—	—	16,089,000	—	—	—
Total	185,115,334			(45,348)	157,508,101	(3,417)	3,614,400

The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Mortgage Opportunities Fund  | 2025

Portfolio of Investments (continued)
November 30, 2025 (Unaudited)
Notes to Portfolio of Investments (continued)
(l)	Non-income producing investment.
(m)
Denotes a restricted security, which is subject to legal or contractual restrictions on resale under federal securities laws. Disposal of a restricted investment may involve time-consuming negotiations and expenses, and prompt sale at an acceptable price may be difficult to achieve. Private placement securities are generally considered to be restricted, although certain of those securities may be traded between qualified institutional investors under the provisions of Section 4(a)(2) and Rule 144A. The Fund will not incur any registration costs upon such a trade. These securities are valued at fair value determined in good faith under consistently applied procedures approved by the Fund’s Board of Trustees. At November 30, 2025, the total market value of these securities amounted to $17,258,705, which represents 0.69% of total net assets. Additional information on these securities is as follows:

Security	Acquisition Dates	Shares	Cost ($)	Value ($)
Itasca Park LLC	09/02/2025-11/07/2025	—	1,211,000	1,169,705
Itasca Park LLC - Unfunded	07/28/2025	—	16,089,000	16,089,000
			17,300,000	17,258,705

(n)	Represents a security purchased on a when-issued basis.
(o)
Represents a variable rate security with a step coupon where the rate adjusts according to a schedule for a series of periods, typically lower for an initial period and then increasing to a higher coupon rate thereafter. The interest rate shown was the current rate as of November 30, 2025.

(p)	Zero coupon bond.
(q)	The rate shown is the seven-day current annualized yield at November 30, 2025.
Abbreviation Legend
CMO	Collateralized Mortgage Obligation
SOFR	Secured Overnight Financing Rate
STRIPS	Separate Trading of Registered Interest and Principal Securities
TBA	To Be Announced
Currency Legend
USD	US Dollar
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
■
 Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date.  Valuation adjustments are not applied to Level 1 investments.
■
 Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
■
 Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Investments falling into the Level 3 category, if any, are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
The accompanying Notes to Financial Statements are an integral part of this statement.

Columbia Mortgage Opportunities Fund  | 2025

Portfolio of Investments (continued)
November 30, 2025 (Unaudited)
Fair value measurements   (continued)
The Fund’s Board of Trustees (the Board) has designated the Investment Manager, through its Valuation Committee (the Committee), as valuation designee, responsible for determining the fair value of the assets of the Fund for which market quotations are not readily available using valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. Representatives of Columbia Management Investment Advisers, LLC report to the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
The following table is a summary of the inputs used to value the Fund’s investments at November 30, 2025:
	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Investments in Securities
Asset-Backed Securities - Non-Agency	—	220,445,153	38,335,509	258,780,662
Commercial Mortgage-Backed Securities - Agency	—	2,993,861	—	2,993,861
Commercial Mortgage-Backed Securities - Non-Agency	—	35,570,864	—	35,570,864
Joint Ventures	—	—	17,258,705	17,258,705
Residential Mortgage-Backed Securities - Agency	—	2,976,477,390	15,896,397	2,992,373,787
Residential Mortgage-Backed Securities - Non-Agency	—	1,236,110,051	—	1,236,110,051
Call Option Contracts Purchased	—	12,097,555	—	12,097,555
Put Option Contracts Purchased	—	11,758,692	—	11,758,692
Money Market Funds	140,249,396	—	—	140,249,396
Total Investments in Securities	140,249,396	4,495,453,566	71,490,611	4,707,193,573
Investments in Derivatives
Asset
Futures Contracts	2,037,060	—	—	2,037,060
Swap Contracts	—	1,961,911	—	1,961,911
Liability
Futures Contracts	(3,381,263)	—	—	(3,381,263)
Call Option Contracts Written	—	(526,515)	—	(526,515)
Swap Contracts	—	(13,937,443)	—	(13,937,443)
Total	138,905,193	4,482,951,519	71,490,611	4,693,347,323
See the Portfolio of Investments for all investment classifications not indicated in the table.
The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.
Futures contracts and swap contracts are valued at unrealized appreciation (depreciation).
The following table is a reconciliation of Level 3 assets for which significant observable and unobservable inputs were used to determine fair value:
	Balance as of 05/31/2025 ($)	Increase (decrease) in accrued discounts/ premiums ($)	Realized gain (loss) ($)	Change in unrealized appreciation (depreciation)(a) ($)	Purchases ($)	Sales ($)	Transfers into Level 3 ($)	Transfers out of Level 3 ($)	Balance as of 11/30/2025 ($)
Asset-Backed Securities — Non-Agency	49,502,250	(2,621,578)	69,754	(341,897)	15,453,444	(11,227,089)	-	(12,499,375)	38,335,509
Joint Ventures	-	-	-	(41,295)	17,300,000	-	-	-	17,258,705
Residential Mortgage-Backed Securities — Agency	23,608,165	(8,259)	-	(357,995)	16,262,651	-	-	(23,608,165)	15,896,397
Total	73,110,415	(2,629,837)	69,754	(741,187)	49,016,095	(11,227,089)	-	(36,107,540)	71,490,611
(a) Change in unrealized appreciation (depreciation) relating to securities held at November 30, 2025 was $(744,429), which is comprised of Asset-Backed Securities — Non-Agency of $(345,139) and Joint Ventures of $(41,295), Residential Mortgage-Backed Securities — Agency of $(357,995).
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Mortgage Opportunities Fund  | 2025

Portfolio of Investments (continued)
November 30, 2025 (Unaudited)
Fair value measurements   (continued)
Financial assets were transferred from Level 3 to Level 2 as observable market inputs were utilized and management determined that there was sufficient, reliable and observable market data to value these assets as of period end.
The Fund’s assets assigned to the Level 3 category are valued utilizing the valuation technique deemed the most appropriate in the circumstances. The following table is a summary of valuation technique(s) used to value the Fund’s investments at November 30, 2025:
	Valuation Technique	Value ($)
Asset-Backed Securities - Non-Agency	Single Market Quotes from Broker	38,335,509
Joint Ventures	Market Approach	1,169,705
Joint Ventures	Recent Transaction	16,089,000
Residential Mortgage-Backed Securities - Agency	Single Market Quotes from Broker	15,896,397
Total		71,490,611
The appropriateness of fair values for these securities is monitored on an ongoing basis which may include results of back testing, manual price reviews and other control procedures. Significant increases (decreases) to any of these inputs would have resulted in a significantly higher (lower) fair value measurement.
The accompanying Notes to Financial Statements are an integral part of this statement.

Columbia Mortgage Opportunities Fund  | 2025

Statement of Assets and Liabilities
November 30, 2025 (Unaudited)

Assets
Investments in securities, at value
Unaffiliated issuers (cost $4,574,259,617)	$4,525,829,225
Affiliated issuers (cost $157,535,337)	157,508,101
Option contracts purchased (cost $35,347,712)	23,856,247
Cash collateral held at broker for:
Swap contracts	13,620,000
Margin deposits on:
Futures contracts	28,799,480
Unrealized appreciation on swap contracts	1,961,911
Upfront payments on swap contracts	20,185,555
Receivable for:
Investments sold	113,015
Capital shares sold	1,973,328
Dividends	464,388
Interest	10,884,524
Variation margin for futures contracts	3,682,677
Expense reimbursement due from Investment Manager	6,253
Prepaid expenses	9,612
Total assets	4,788,894,316
Liabilities
Option contracts written, at value (premiums received $660,000)	526,515
Due to custodian	1,627,448
Unrealized depreciation on swap contracts	13,937,443
Upfront receipts on swap contracts	28,388,125
Payable for:
Investments purchased on a delayed delivery basis	2,223,562,585
Capital shares redeemed	1,071,420
Variation margin for futures contracts	846,378
Management services fees	87,613
Distribution and/or service fees	9,935
Transfer agent fees	198,820
Compensation of chief compliance officer	192
Compensation of board members	3,755
Other expenses	86,473
Deferred compensation of board members	154,131
Total liabilities	2,270,500,833
Net assets applicable to outstanding capital stock	$2,518,393,483
Represented by
Paid in capital	3,377,761,984
Total distributable earnings (loss)	(859,368,501)
Total - representing net assets applicable to outstanding capital stock	$2,518,393,483
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Mortgage Opportunities Fund  | 2025

Statement of Assets and Liabilities (continued)
November 30, 2025 (Unaudited)
Class A
Net assets	$590,479,543
Shares outstanding	68,949,368
Net asset value per share	$8.56
Maximum sales charge	3.00%
Maximum offering price per share (calculated by dividing the net asset value per share by 1.0 minus the maximum sales charge for Class A shares)	$8.82
Class C
Net assets	$33,524,089
Shares outstanding	3,916,586
Net asset value per share	$8.56
Institutional Class
Net assets	$1,264,082,025
Shares outstanding	147,729,650
Net asset value per share	$8.56
Institutional 2 Class
Net assets	$403,462,994
Shares outstanding	47,197,672
Net asset value per share	$8.55
Institutional 3 Class
Net assets	$222,834,718
Shares outstanding	26,030,962
Net asset value per share	$8.56
Class S
Net assets	$4,010,114
Shares outstanding	468,650
Net asset value per share	$8.56
The accompanying Notes to Financial Statements are an integral part of this statement.

Columbia Mortgage Opportunities Fund  | 2025

Statement of Operations
Six Months Ended November 30, 2025 (Unaudited)

Net investment income
Income:
Dividends — affiliated issuers	$3,614,400
Interest	67,966,830
Interfund lending	268
Total income	71,581,498
Expenses:
Management services fees	7,405,550
Distribution and/or service fees
Class A	698,655
Class C	172,088
Transfer agent fees
Class A	294,943
Class C	18,167
Institutional Class	623,178
Institutional 2 Class	90,151
Institutional 3 Class	4,358
Class S	2,983
Custodian fees	23,103
Printing and postage fees	51,011
Registration fees	68,263
Accounting services fees	27,032
Legal fees	25,933
Interest on collateral	387,481
Compensation of chief compliance officer	192
Compensation of board members	16,879
Deferred compensation of board members	31,522
Other	24,852
Total expenses	9,966,341
Fees waived or expenses reimbursed by Investment Manager and its affiliates	(383,652)
Total net expenses	9,582,689
Net investment income	61,998,809
Realized and unrealized gain (loss) — net
Net realized gain (loss) on:
Investments — unaffiliated issuers	67,050,641
Investments — affiliated issuers	(3,417)
Foreign currency translations	(691)
Futures contracts	(76,524,909)
Option contracts purchased	(19,863,520)
Option contracts written	12,175,525
Swap contracts	1,200,911
Net realized loss	(15,965,460)
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated issuers	74,637,013
Investments — affiliated issuers	(45,348)
Futures contracts	20,587,954
Option contracts purchased	(496,195)
Option contracts written	(3,919,914)
Swap contracts	(2,540,776)
Net change in unrealized appreciation (depreciation)	88,222,734
Net realized and unrealized gain	72,257,274
Net increase in net assets resulting from operations	$134,256,083
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Mortgage Opportunities Fund  | 2025

Statement of Changes in Net Assets

	Six Months Ended November 30, 2025 (Unaudited)	Year Ended May 31, 2025
Operations
Net investment income	$61,998,809	$122,725,425
Net realized gain (loss)	(15,965,460)	68,812,859
Net change in unrealized appreciation (depreciation)	88,222,734	77,118,534
Net increase in net assets resulting from operations	134,256,083	268,656,818
Distributions to shareholders
Net investment income and net realized gains
Class A	(15,472,598)	(24,104,834)
Advisor Class	—	(2,857,185)
Class C	(811,293)	(1,761,197)
Institutional Class	(34,134,593)	(63,260,379)
Institutional 2 Class	(9,716,921)	(23,686,100)
Institutional 3 Class	(6,285,042)	(11,605,473)
Class S	(155,023)	(261,266)
Total distributions to shareholders	(66,575,470)	(127,536,434)
Increase (decrease) in net assets from capital stock activity	270,042,104	(177,159,670)
Total increase (decrease) in net assets	337,722,717	(36,039,286)
Net assets at beginning of period	2,180,670,766	2,216,710,052
Net assets at end of period	$2,518,393,483	$2,180,670,766
The accompanying Notes to Financial Statements are an integral part of this statement.

Columbia Mortgage Opportunities Fund  | 2025

Statement of Changes in Net Assets  (continued)

	Six Months Ended		Year Ended
	November 30, 2025 (Unaudited)		May 31, 2025
	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity
Class A
Shares sold	7,389,936	62,044,367	17,376,006	143,611,861
Distributions reinvested	1,827,943	15,468,077	2,949,208	24,096,002
Shares redeemed	(1,132,704)	(9,581,803)	(6,873,532)	(55,991,963)
Net increase	8,085,175	67,930,641	13,451,682	111,715,900
Advisor Class
Shares sold	—	—	2,845,268	23,436,015
Distributions reinvested	—	—	351,002	2,857,185
Shares redeemed	—	—	(14,975,873)	(121,044,213)
Net decrease	—	—	(11,779,603)	(94,751,013)
Class C
Shares sold	115,285	976,745	528,799	4,345,285
Distributions reinvested	95,477	807,205	214,426	1,751,296
Shares redeemed	(522,128)	(4,421,035)	(1,342,869)	(10,979,740)
Net decrease	(311,366)	(2,637,085)	(599,644)	(4,883,159)
Institutional Class
Shares sold	28,564,520	242,338,690	55,551,651	454,050,327
Distributions reinvested	4,028,406	34,055,365	7,721,607	63,024,098
Shares redeemed	(19,088,865)	(161,797,507)	(66,061,380)	(540,560,113)
Net increase (decrease)	13,504,061	114,596,548	(2,788,122)	(23,485,688)
Institutional 2 Class
Shares sold	15,643,064	132,907,517	19,328,814	158,943,480
Distributions reinvested	1,147,659	9,699,541	2,901,113	23,647,514
Shares redeemed	(7,008,488)	(59,224,008)	(42,134,775)	(343,177,256)
Net increase (decrease)	9,782,235	83,383,050	(19,904,848)	(160,586,262)
Institutional 3 Class
Shares sold	3,280,528	27,831,042	5,357,975	44,107,335
Distributions reinvested	743,100	6,284,409	1,421,039	11,604,807
Shares redeemed	(2,933,149)	(24,895,608)	(8,208,648)	(67,196,439)
Net increase (decrease)	1,090,479	9,219,843	(1,429,634)	(11,484,297)
Class S
Shares sold	—	—	1,163,388	9,641,536
Distributions reinvested	18,364	155,023	32,027	261,230
Shares redeemed	(303,921)	(2,605,916)	(441,208)	(3,587,917)
Net increase (decrease)	(285,557)	(2,450,893)	754,207	6,314,849
Total net increase (decrease)	31,865,027	270,042,104	(22,295,962)	(177,159,670)
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Mortgage Opportunities Fund  | 2025

Financial Highlights
The following table is intended to help you understand the Fund’s financial performance. Certain information reflects financial results for a single share of a class held for the periods shown. Per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total return assumes reinvestment of all dividends and distributions, if any. Total return does not reflect payment of sales charges, if any. Total return and portfolio turnover are not annualized for periods of less than one year. The ratios of expenses and net investment income are annualized for periods of less than one year. The portfolio turnover rate is calculated without regard to purchase and sales transactions of short-term instruments and certain derivatives, if any. If such transactions were included, the Fund’s portfolio turnover rate may be higher. A zero balance may reflect an amount rounding to less than $0.01 or 0.01%.
	Net asset value, beginning of period	Net investment income	Net realized and unrealized gain (loss)	Total from investment operations	Distributions from net investment income	Distributions from net realized gains	Total distributions to shareholders
Class A
Six Months Ended 11/30/2025 (Unaudited)	$8.32	0.22	0.25	0.47	(0.23)	—	(0.23)
Year Ended 5/31/2025	$7.79	0.43	0.55	0.98	(0.45)	—	(0.45)
Year Ended 5/31/2024	$8.04	0.46	(0.21)	0.25	(0.50)	—	(0.50)
Year Ended 5/31/2023	$9.59	0.56	(1.54)	(0.98)	(0.57)	—	(0.57)
Year Ended 5/31/2022	$10.87	0.48	(1.30)	(0.82)	(0.40)	(0.06)	(0.46)
Year Ended 5/31/2021	$9.35	0.47	1.66	2.13	(0.43)	(0.18)	(0.61)
Class C
Six Months Ended 11/30/2025 (Unaudited)	$8.31	0.18	0.27	0.45	(0.20)	—	(0.20)
Year Ended 5/31/2025	$7.79	0.37	0.54	0.91	(0.39)	—	(0.39)
Year Ended 5/31/2024	$8.04	0.41	(0.22)	0.19	(0.44)	—	(0.44)
Year Ended 5/31/2023	$9.58	0.50	(1.53)	(1.03)	(0.51)	—	(0.51)
Year Ended 5/31/2022	$10.87	0.39	(1.30)	(0.91)	(0.32)	(0.06)	(0.38)
Year Ended 5/31/2021	$9.35	0.40	1.65	2.05	(0.35)	(0.18)	(0.53)
Institutional Class
Six Months Ended 11/30/2025 (Unaudited)	$8.31	0.23	0.26	0.49	(0.24)	—	(0.24)
Year Ended 5/31/2025	$7.79	0.45	0.54	0.99	(0.47)	—	(0.47)
Year Ended 5/31/2024	$8.03	0.49	(0.21)	0.28	(0.52)	—	(0.52)
Year Ended 5/31/2023	$9.58	0.59	(1.55)	(0.96)	(0.59)	—	(0.59)
Year Ended 5/31/2022	$10.86	0.49	(1.28)	(0.79)	(0.43)	(0.06)	(0.49)
Year Ended 5/31/2021	$9.35	0.50	1.65	2.15	(0.46)	(0.18)	(0.64)
Institutional 2 Class
Six Months Ended 11/30/2025 (Unaudited)	$8.30	0.23	0.26	0.49	(0.24)	—	(0.24)
Year Ended 5/31/2025	$7.78	0.45	0.54	0.99	(0.47)	—	(0.47)
Year Ended 5/31/2024	$8.03	0.49	(0.22)	0.27	(0.52)	—	(0.52)
Year Ended 5/31/2023	$9.58	0.59	(1.54)	(0.95)	(0.60)	—	(0.60)
Year Ended 5/31/2022	$10.86	0.50	(1.29)	(0.79)	(0.43)	(0.06)	(0.49)
Year Ended 5/31/2021	$9.35	0.50	1.65	2.15	(0.46)	(0.18)	(0.64)
The accompanying Notes to Financial Statements are an integral part of this statement.

Columbia Mortgage Opportunities Fund  | 2025

Financial Highlights (continued)

	Net asset value, end of period	Total return	Total gross expense ratio to average net assets(a)	Total net expense ratio to average net assets(a),(b)	Net investment income ratio to average net assets	Portfolio turnover	Net assets, end of period (000’s)
Class A
Six Months Ended 11/30/2025 (Unaudited)	$8.56	5.74%	1.05% (c)	1.01% (c)	5.13%	349%	$590,480
Year Ended 5/31/2025	$8.32	12.79%	1.08% (c)	1.06% (c)	5.27%	706%	$506,121
Year Ended 5/31/2024	$7.79	3.24%	1.06% (c)	1.04% (c)	5.91%	713%	$369,398
Year Ended 5/31/2023	$8.04	(10.26% )	1.03% (c)	1.03% (c),(d)	6.60%	624%	$351,898
Year Ended 5/31/2022	$9.59	(7.79% )	0.99% (c)	0.99% (c),(d)	4.58%	340%	$409,868
Year Ended 5/31/2021	$10.87	23.28%	1.01% (c)	1.00% (c),(d)	4.56%	496%	$191,161
Class C
Six Months Ended 11/30/2025 (Unaudited)	$8.56	5.47%	1.80% (c)	1.77% (c)	4.38%	349%	$33,524
Year Ended 5/31/2025	$8.31	11.82%	1.83% (c)	1.81% (c)	4.49%	706%	$35,140
Year Ended 5/31/2024	$7.79	2.47%	1.81% (c)	1.79% (c)	5.17%	713%	$37,592
Year Ended 5/31/2023	$8.04	(10.84% )	1.78% (c)	1.78% (c),(d)	5.85%	624%	$50,691
Year Ended 5/31/2022	$9.58	(8.57% )	1.74% (c)	1.74% (c),(d)	3.70%	340%	$76,327
Year Ended 5/31/2021	$10.87	22.37%	1.76% (c)	1.75% (c),(d)	3.82%	496%	$71,915
Institutional Class
Six Months Ended 11/30/2025 (Unaudited)	$8.56	6.00%	0.80% (c)	0.76% (c)	5.38%	349%	$1,264,082
Year Ended 5/31/2025	$8.31	12.94%	0.83% (c)	0.81% (c)	5.50%	706%	$1,115,248
Year Ended 5/31/2024	$7.79	3.64%	0.81% (c)	0.79% (c)	6.17%	713%	$1,066,730
Year Ended 5/31/2023	$8.03	(10.04% )	0.78% (c)	0.77% (c),(d)	6.84%	624%	$1,342,560
Year Ended 5/31/2022	$9.58	(7.56% )	0.74% (c)	0.74% (c),(d)	4.72%	340%	$2,150,404
Year Ended 5/31/2021	$10.86	23.48%	0.76% (c)	0.75% (c),(d)	4.80%	496%	$2,005,278
Institutional 2 Class
Six Months Ended 11/30/2025 (Unaudited)	$8.55	6.03%	0.75% (c)	0.71% (c)	5.44%	349%	$403,463
Year Ended 5/31/2025	$8.30	13.01%	0.79% (c)	0.77% (c)	5.48%	706%	$310,590
Year Ended 5/31/2024	$7.78	3.56%	0.77% (c)	0.75% (c)	6.21%	713%	$445,987
Year Ended 5/31/2023	$8.03	(10.01% )	0.74% (c)	0.74% (c)	6.87%	624%	$419,706
Year Ended 5/31/2022	$9.58	(7.52% )	0.70% (c)	0.70% (c)	4.76%	340%	$644,830
Year Ended 5/31/2021	$10.86	23.53%	0.72% (c)	0.71% (c)	4.82%	496%	$794,473
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Mortgage Opportunities Fund  | 2025

Financial Highlights (continued)

	Net asset value, beginning of period	Net investment income	Net realized and unrealized gain (loss)	Total from investment operations	Distributions from net investment income	Distributions from net realized gains	Total distributions to shareholders
Institutional 3 Class
Six Months Ended 11/30/2025 (Unaudited)	$8.31	0.23	0.27	0.50	(0.25)	—	(0.25)
Year Ended 5/31/2025	$7.79	0.46	0.53	0.99	(0.47)	—	(0.47)
Year Ended 5/31/2024	$8.04	0.49	(0.22)	0.27	(0.52)	—	(0.52)
Year Ended 5/31/2023	$9.59	0.60	(1.55)	(0.95)	(0.60)	—	(0.60)
Year Ended 5/31/2022	$10.87	0.49	(1.27)	(0.78)	(0.44)	(0.06)	(0.50)
Year Ended 5/31/2021	$9.35	0.51	1.66	2.17	(0.47)	(0.18)	(0.65)
Class S
Six Months Ended 11/30/2025 (Unaudited)	$8.31	0.23	0.26	0.49	(0.24)	—	(0.24)
Year Ended 5/31/2025(e)	$8.43	0.29	(0.11)(f)	0.18	(0.30)	—	(0.30)

Notes to Financial Highlights
(a)
In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund’s reported expense ratios.

(b)	Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.
(c)	Ratios include interest on collateral expense. For the periods indicated below, if interest on collateral expense had been excluded, expenses would have been lower by:

Class	11/30/2025	5/31/2025	5/31/2024	5/31/2023	5/31/2022	5/31/2021
Class A	0.03%	0.07%	0.05%	0.03%	less than 0.01%	less than 0.01%
Class C	0.03%	0.07%	0.05%	0.03%	less than 0.01%	less than 0.01%
Institutional Class	0.03%	0.07%	0.05%	0.02%	less than 0.01%	less than 0.01%
Institutional 2 Class	0.03%	0.08%	0.05%	0.03%	less than 0.01%	less than 0.01%
Institutional 3 Class	0.03%	0.07%	0.05%	0.02%	less than 0.01%	less than 0.01%
Class S	0.03%	0.07%	—%	—%	—%	—%

(d)	The benefits derived from expense reductions had an impact of less than 0.01%.
(e)	Class S shares commenced operations on October 2, 2024. Per share data and total return reflect activity from that date.
(f)
Calculation of the net gain (loss) per share (both realized and unrealized) does not correlate to the aggregate realized and unrealized gain (loss) presented in the Statement of Operations due to timing of Fund shares sold and redeemed in relation to fluctuations in the market value of the portfolio. For a new share class, the difference may be due to the timing of the commencement of operations for the share class.

The accompanying Notes to Financial Statements are an integral part of this statement.

Columbia Mortgage Opportunities Fund  | 2025

Financial Highlights (continued)

	Net asset value, end of period	Total return	Total gross expense ratio to average net assets(a)	Total net expense ratio to average net assets(a),(b)	Net investment income ratio to average net assets	Portfolio turnover	Net assets, end of period (000’s)
Institutional 3 Class
Six Months Ended 11/30/2025 (Unaudited)	$8.56	6.05%	0.70% (c)	0.67% (c)	5.48%	349%	$222,835
Year Ended 5/31/2025	$8.31	13.04%	0.74% (c)	0.72% (c)	5.59%	706%	$207,304
Year Ended 5/31/2024	$7.79	3.60%	0.72% (c)	0.70% (c)	6.25%	713%	$205,398
Year Ended 5/31/2023	$8.04	(9.95% )	0.69% (c)	0.68% (c)	6.96%	624%	$193,010
Year Ended 5/31/2022	$9.59	(7.47% )	0.65% (c)	0.65% (c)	4.65%	340%	$301,924
Year Ended 5/31/2021	$10.87	23.71%	0.67% (c)	0.66% (c)	4.92%	496%	$493,593
Class S
Six Months Ended 11/30/2025 (Unaudited)	$8.56	6.00%	0.80% (c)	0.77% (c)	5.38%	349%	$4,010
Year Ended 5/31/2025 (e)	$8.31	2.28%	0.84% (c)	0.81% (c)	5.52%	706%	$6,268
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Mortgage Opportunities Fund  | 2025

Notes to Financial Statements
November 30, 2025 (Unaudited)
Note 1. Organization
Columbia Mortgage Opportunities Fund (the Fund), a series of Columbia Funds Series Trust II (the Trust), is a diversified fund. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.
Fund shares
The Trust may issue an unlimited number of shares (without par value). The Fund offers each of the share classes listed in the Statement of Assets and Liabilities. Although all share classes generally have identical voting, dividend and liquidation rights, each share class votes separately when required by the Trust’s organizational documents or by law. Each share class has its own expense and sales charge structure. Different share classes may have different minimum initial investment amounts and pay different net investment income distribution amounts to the extent the expenses of distributing such share classes vary. Distributions to shareholders in a liquidation will be proportional to the net asset value of each share class.
As described in the Fund’s prospectus, Class A and Class C shares are offered to the general public for investment. Class C shares automatically convert to Class A shares after 8 years. Institutional Class, Institutional 2 Class, Institutional 3 Class and Class S shares are available for purchase through authorized investment professionals to omnibus retirement plans or to institutional investors and to certain other investors as also described in the Fund’s prospectus.
Note 2. Summary of significant accounting policies
Basis of preparation
The Fund is an investment company that applies the accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services - Investment Companies (ASC 946). The financial statements are prepared in accordance with U.S. generally accepted accounting principles (GAAP), which requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.
Segment reporting
The intent of FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures is to enable investors to better understand an entity’s overall performance and to assess its potential future cash flows through improved segment disclosures. The chief operating decision maker (CODM) for the Fund is Columbia Management Investment Advisers, LLC through its Investment Oversight Committee and Global Executive Group, which are responsible for assessing performance and making decisions about resource allocation. The CODM has determined that the Fund has a single operating segment because the CODM monitors the operating results of the Fund as a whole and the Fund’s long-term strategic asset allocation is pre-determined in accordance with the terms of its prospectus, based on a defined investment strategy which is executed by the Fund’s portfolio managers as a team. The financial information provided to and reviewed by the CODM is consistent with that presented within the Fund’s financial statements.
Security valuation
Asset- and mortgage-backed securities are generally valued by pricing services, which utilize pricing models that incorporate the securities’ cash flow and loan performance data. These models also take into account available market data, including trades, market quotations, and benchmark yield curves for identical or similar securities. Factors used to identify similar securities may include, but are not limited to, issuer, collateral type, vintage, prepayment speeds, collateral performance, credit ratings, credit enhancement and expected life. Asset-backed securities for which quotations are readily available may

Columbia Mortgage Opportunities Fund  | 2025

Notes to Financial Statements (continued)
November 30, 2025 (Unaudited)
also be valued based upon an over-the-counter or exchange bid quote from an approved independent broker-dealer. Debt securities maturing in 60 days or less are valued primarily at amortized market value, unless this method results in a valuation that management believes does not approximate fair value.
Investments in open-end investment companies (other than exchange-traded funds (ETFs)), are valued at the latest net asset value reported by those companies as of the valuation time.
Futures and options on futures contracts are valued based upon the settlement price at the close of regular trading on their principal exchanges or, in the absence of a settlement price, at the mean of the latest quoted bid and ask prices.
Option contracts are valued at the mean of the latest quoted bid and ask prices on their primary exchanges. Option contracts, including over-the-counter option contracts, with no readily available market quotations are valued using mid-market evaluations from independent third-party vendors.
Swap transactions are valued through an independent pricing service or broker, or if neither is available, through an internal model based upon observable inputs.
Investments for which market quotations are not readily available, or that have quotations which management believes are not reflective of market value or reliable, are valued at fair value as determined in good faith under procedures approved by the Board of Trustees. If a security or class of securities (such as foreign securities) is valued at fair value, such value is likely to be different from the quoted or published price for the security, if available.
The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine fair value.
GAAP requires disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category. This information is disclosed following the Fund’s Portfolio of Investments.
Foreign currency transactions and translations
The values of all assets and liabilities denominated in foreign currencies are generally translated into U.S. dollars at exchange rates determined at the close of regular trading on the New York Stock Exchange. Net realized and unrealized gains (losses) on foreign currency transactions and translations include gains (losses) arising from the fluctuation in exchange rates between trade and settlement dates on securities transactions, gains (losses) arising from the disposition of foreign currency and currency gains (losses) between the accrual and payment dates on dividends, interest income and foreign withholding taxes.
For financial statement purposes, the Fund does not distinguish that portion of gains (losses) on investments which is due to changes in foreign exchange rates from that which is due to changes in market prices of the investments. Such fluctuations are included with the net realized and unrealized gains (losses) on investments in the Statement of Operations.
Derivative instruments
The Fund invests in certain derivative instruments, as detailed below, in seeking to meet its investment objectives. Derivatives are instruments whose values depend on, or are derived from, in whole or in part, the value of one or more securities, currencies, commodities, indices, or other assets or instruments. Derivatives may be used to increase investment flexibility (including to maintain cash reserves while maintaining desired exposure to certain assets), for risk management (hedging) purposes, to facilitate trading, to reduce transaction costs and to pursue higher investment returns. The Fund may also use derivative instruments to mitigate certain investment risks, such as foreign currency exchange rate risk, interest rate risk and credit risk. Derivatives may involve various risks, including the potential inability of the counterparty to fulfill its obligations under the terms of the contract, the potential for an illiquid secondary market (making it difficult for the Fund to sell or terminate, including at favorable prices) and the potential for market movements which may expose the Fund to gains or losses in excess of the amount shown in the Statement of Assets and Liabilities. The notional exposure of a financial instrument is the nominal or face amount that is used to calculate payments made on that instrument and/or changes in
Columbia Mortgage Opportunities Fund  | 2025

Notes to Financial Statements (continued)
November 30, 2025 (Unaudited)
value for the instrument. The notional exposure is a hypothetical underlying quantity upon which payment obligations are computed. Notional exposures provide a gauge for how the Fund may behave given changes in the underlying rate, asset or reference instrument and individual markets. The notional amounts of derivative instruments, if applicable, are not recorded in the financial statements.
A derivative instrument may suffer a marked-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform its obligations under the contract. The Fund’s risk of loss from counterparty credit risk on over-the-counter derivatives is generally expected to be limited to the aggregate unrealized gain netted against any collateral held by the Fund and the amount of any variation margin held by the counterparty, plus any replacement costs or related amounts. With exchange-traded or centrally cleared derivatives, there is reduced counterparty credit risk to the Fund since the clearinghouse or central counterparty provides some protection in the case of clearing member default. The clearinghouse or central counterparty stands between the buyer and the seller of the contract; therefore, failure of the clearinghouse or central counterparty may pose additional counterparty credit risk. However, credit risk still exists in exchange-traded or centrally cleared derivatives with respect to initial and variation margin that is held in a broker’s customer account. While clearing brokers are required to segregate customer margin from their own assets, in the event that a clearing broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the clearing broker for all its clients and such shortfall is remedied by the central counterparty or otherwise, U.S. bankruptcy laws will typically allocate that shortfall on a pro-rata basis across all the clearing broker’s customers (including the Fund), potentially resulting in losses to the Fund.
In order to better define its contractual rights and to secure rights that will help the Fund mitigate its counterparty risk in respect of over-the-counter derivatives, the Fund may enter into an International Swaps and Derivatives Association, Inc. Master Agreement (ISDA Master Agreement) or similar agreement with its derivatives counterparties. An ISDA Master Agreement is an agreement between the Fund and a counterparty that governs over-the-counter derivatives and foreign exchange forward contracts and contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, the Fund may, under certain circumstances, offset with the counterparty certain derivative instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default (close-out netting), including the bankruptcy or insolvency of the counterparty. Note, however, that bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset or netting in bankruptcy, insolvency or other events.
Collateral (margin) requirements differ by type of derivative. Margin requirements are established by the clearinghouse or central counterparty for exchange-traded and centrally cleared derivatives. Brokers can ask for margin in excess of the minimum in certain circumstances. Collateral terms for most over-the-counter derivatives are subject to regulatory requirements to exchange variation margin with trading counterparties and may have contract specific margin terms as well. For over-the-counter derivatives traded under an ISDA Master Agreement, the collateral requirements are typically calculated by netting the marked-to-market amount for each transaction under such agreement and comparing that amount to the value of any variation margin currently pledged by the Fund and/or the counterparty. Generally, the amount of collateral due from or to a party has to exceed a minimum transfer amount threshold (e.g., $250,000) before a transfer has to be made. To the extent amounts due to the Fund from its counterparties are not fully collateralized, contractually or otherwise, the Fund bears the risk of loss from counterparty nonperformance. The Fund may also pay interest expense on cash collateral received from the broker or receive interest income on cash collateral pledged to the broker. The Fund attempts to mitigate counterparty risk by only entering into agreements with counterparties that it believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties.
Certain ISDA Master Agreements allow counterparties of over-the-counter derivatives transactions to terminate derivatives contracts prior to maturity in the event the Fund’s net asset value declines by a stated percentage over a specified time period or if the Fund fails to meet certain terms of the ISDA Master Agreement, which would cause the Fund to accelerate payment of any net liability owed to the counterparty.  The Fund also has termination rights if the counterparty fails to meet certain terms of the ISDA Master Agreement.  In determining whether to exercise such termination rights, the Fund would consider, in addition to counterparty credit risk, whether termination would result in a net liability owed from the counterparty.

Columbia Mortgage Opportunities Fund  | 2025

Notes to Financial Statements (continued)
November 30, 2025 (Unaudited)
For financial reporting purposes, the Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Statement of Assets and Liabilities.
Futures contracts
Futures contracts are exchange-traded and represent commitments for the future purchase or sale of an asset at a specified price on a specified date. The Fund bought and sold futures contracts to manage the duration and yield curve exposure of the Fund versus the benchmark and to manage exposure to movements in interest rates. These instruments may be used for other purposes in future periods. Upon entering into futures contracts, the Fund bears risks that it may not achieve the anticipated benefits of the futures contracts and may realize a loss. Additional risks include counterparty credit risk, the possibility of an illiquid market, and that a change in the value of the contract or option may not correlate with changes in the value of the underlying asset.
Upon entering into a futures contract, the Fund deposits cash or securities with the broker, known as a futures commission merchant (FCM), in an amount sufficient to meet the initial margin requirement. The initial margin deposit must be maintained at an established level over the life of the contract. Cash deposited as initial margin is recorded in the Statement of Assets and Liabilities as margin deposits. Securities deposited as initial margin are designated in the Portfolio of Investments. Subsequent payments (variation margin) are made or received by the Fund each day. The variation margin payments are equal to the daily change in the contract value and are recorded as variation margin receivable or payable and are offset in unrealized gains or losses. The Fund generally expects to earn interest income on its margin deposits. The Fund recognizes a realized gain or loss when the contract is closed or expires. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed in the Statement of Assets and Liabilities.
Options contracts
Options are contracts which entitle the holder to purchase or sell securities or other identified assets at a specified price, or in the case of index option contracts, to receive or pay the difference between the index value and the strike price of the index option contract. Option contracts can be either exchange-traded or over-the-counter. The Fund purchased and has written option contracts to manage exposure to fluctuations in interest rates and to manage convexity risk. These instruments may be used for other purposes in future periods. Completion of transactions for option contracts traded in the over-the-counter market depends upon the performance of the other party. Collateral may be collected or posted by the Fund to secure over-the-counter option contract trades. Collateral held or posted by the Fund for such option contract trades must be returned to the broker or the Fund upon closure, exercise or expiration of the contract.
Options contracts purchased are recorded as investments. When the Fund writes an options contract, the premium received is recorded as an asset and an amount equivalent to the premium is recorded as a liability in the Statement of Assets and Liabilities and is subsequently adjusted to reflect the current fair value of the option written. Changes in the fair value of the written option are recorded as unrealized appreciation or depreciation until the contract is exercised or has expired. The Fund realizes a gain or loss when the option contract is closed or expires. When option contracts are exercised, the proceeds on sales for a written call or purchased put option contract, or the purchase cost for a written put or purchased call option contract, is adjusted by the amount of premium received or paid.
For over-the-counter options purchased, the Fund bears the risk of loss of the amount of the premiums paid plus the positive change in market values net of any collateral held by the Fund should the counterparty fail to perform under the contracts. Option contracts written by the Fund do not typically give rise to significant counterparty credit risk, as options written generally obligate the Fund and not the counterparty to perform. The risk in writing a call option contract is that the Fund gives up the opportunity for profit if the market price of the security increases above the strike price and the option contract is exercised. The risk in writing a put option contract is that the Fund may incur a loss if the market price of the security decreases below the strike price and the option contract is exercised. Exercise of a written option could result in the Fund purchasing or selling a security or foreign currency when it otherwise would not, or at a price different from the current market value. In purchasing and writing options, the Fund bears the risk of an unfavorable change in the value of the underlying instrument or the risk that the Fund may not be able to enter into a closing transaction due to an illiquid market.
Columbia Mortgage Opportunities Fund  | 2025

Notes to Financial Statements (continued)
November 30, 2025 (Unaudited)
Interest rate swaption contracts
Interest rate swaption contracts entered into by the Fund typically represent an option that gives the purchaser the right, but not the obligation, to enter into an interest rate swap contract on a future date. Each interest rate swaption contract will specify if the buyer is entitled to receive the fixed or floating rate if the interest rate is exercised. Changes in the value of purchased interest rate swaption contracts are reported as unrealized appreciation or depreciation on options in the Statement of Assets and Liabilities. Gain or loss is recognized in the Statement of Operations when the interest rate swaption contract is closed or expires.
When the Fund writes an interest rate swaption contract, the premium received is recorded as an asset and an amount equivalent to the premium is recorded as a liability in the Statement of Assets and Liabilities and is subsequently adjusted to reflect the current fair value of the interest rate swaption contract written. Premiums received from writing interest rate swaption contracts that expire unexercised are recorded by the Fund on the expiration date as realized gains from options written in the Statement of Operations. The difference between the premium and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is also recorded as realized gain, or if the premium is less than the amount paid for the closing purchase, as realized loss. These amounts are reflected as net realized gain (loss) on options written in the Statement of Operations.
Swap contracts
Swap contracts are negotiated in the over-the-counter market and are entered into bilaterally or centrally cleared (centrally cleared swap contract). In a centrally cleared swap contract, immediately following execution of the swap contract with a broker, the swap contract is novated to a central counterparty and the central counterparty becomes the Fund’s counterparty to the centrally cleared swap contract. The Fund is required to deposit initial margin with the futures commission merchant (FCM), which pledges it through to the central counterparty in the form of cash or securities in an amount that varies depending on the size and risk profile of the particular swap contract. Securities deposited as initial margin are designated in the Portfolio of Investments and cash deposited is recorded in the Statement of Assets and Liabilities as margin deposits. For a bilateral swap contract, the Fund has credit exposure to the broker, but exchanges daily variation margin with the broker based on the mark-to-market value of the swap contract to minimize that exposure. For centrally cleared swap contracts, there is less credit exposure to the FCM than in the case of an over-the-counter derivative, because the central counterparty stands between the Fund and the relevant buyer/seller on the other side of the contract. Swap contracts are marked-to-market daily and changes in value are recorded as unrealized appreciation (depreciation). The daily change in valuation of centrally cleared swap contracts, if any, is recorded as a receivable or payable for variation margin in the Statement of Assets and Liabilities.
Entering into these contracts involves, to varying degrees, elements of interest, liquidity and counterparty credit risk in excess of the amounts recognized in the Statement of Assets and Liabilities. Such risks involve the possibility that there may be unfavorable changes in interest rates, market conditions or other conditions, that it may be difficult to initiate a swap transaction or liquidate a position at an advantageous time or price which may result in significant losses, and that the bilateral counterparty, FCM or central counterparty, as applicable, may not fulfill its obligation under the contract.
Credit default swap contracts
The Fund entered into credit default swap contracts to manage credit risk exposure. These instruments may be used for other purposes in future periods. Credit default swap contracts are transactions in which one party pays fixed periodic payments to a counterparty in consideration for an agreement from the counterparty to make a specific payment should a specified credit event(s) take place. Although specified credit events are contract specific, credit events are typically bankruptcy, failure to pay, restructuring, obligation acceleration, obligation default, or repudiation/moratorium.
As the purchaser of a credit default swap contract, the Fund purchases protection by paying a periodic interest rate on the notional amount to the counterparty. The interest amount is accrued daily as a component of unrealized appreciation (depreciation) and is recorded as a realized loss upon payment. If a credit event as specified in the contract occurs, the Fund may have the option either to deliver the reference obligation to the seller in exchange for a cash payment of its par amount, or to receive a net cash settlement equal to the par amount less an agreed-upon value of the reference obligation as of the date of the credit event. The difference between the value of the obligation or cash delivered and the notional amount received will be recorded as a realized gain (loss).

Columbia Mortgage Opportunities Fund  | 2025

Notes to Financial Statements (continued)
November 30, 2025 (Unaudited)
As the seller of a credit default swap contract, the Fund sells protection to a buyer and will generally receive a periodic interest rate on a notional amount. The interest amount is accrued daily as a component of unrealized appreciation (depreciation) and is recorded as a realized gain upon receipt of the payment. If a credit event as specified in the contract with the counterparty occurs, the Fund may either be required to accept the reference obligation from the buyer in exchange for a cash payment of its notional amount, or to pay the buyer a net cash settlement equal to the notional amount less an agreed-upon value of the reference obligation (recovery value) as of the date of the credit event. The difference between the value of the obligation or cash received and the notional amount paid will be recorded as a realized gain (loss). The maximum potential amount of undiscounted future payments the Fund could be required to make as the seller of protection under a credit default swap contract is equal to the notional amount of the reference obligation. These potential amounts may be partially offset by any recovery values of the respective reference obligations or upfront receipts upon entering into the agreement. The notional amounts and market values of all credit default swap contracts in which the Fund is the seller of protection, if any, are disclosed in the Credit Default Swap Contracts Outstanding schedule following the Portfolio of Investments.
As a protection seller, the Fund bears the risk of loss from the credit events specified in the contract with the counterparty. For credit default swap contracts on credit indices, quoted market prices and resulting market values serve as an indicator of the current status of the payment/performance risk. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the reference entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the contract.
Any upfront payment or receipt by the Fund upon entering into a credit default swap contract is recorded as an asset or liability, respectively, and amortized daily as a component of realized gain (loss) in the Statement of Operations. Credit default swap contracts are valued daily, and the change in value is recorded as unrealized appreciation (depreciation) until the termination of the swap, at which time a realized gain (loss) is recorded.
Credit default swap contracts can involve greater risks than if a fund had invested in the reference obligation directly since, in addition to general market risks, credit default swaps are subject to other risks including counterparty credit risk, leverage risk, hedging risk, correlation risk and liquidity risk.
Effects of derivative transactions in the financial statements
The following tables are intended to provide additional information about the effect of derivatives on the financial statements of the Fund, including: the fair value of derivatives by risk category and the location of those fair values in the Statement of Assets and Liabilities; and the impact of derivative transactions over the period in the Statement of Operations, including realized and unrealized gains (losses). The derivative instrument schedules following the Portfolio of Investments present additional information regarding derivative instruments outstanding at the end of the period, if any.
The following table is a summary of the fair value of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) at November 30, 2025:
	Asset derivatives
Risk exposure category	Statement of assets and liabilities location	Fair value ($)
Credit risk	Component of total distributable earnings (loss) — unrealized appreciation on swap contracts	1,961,911 *
Credit risk	Upfront payments on swap contracts	20,185,555
Interest rate risk	Component of total distributable earnings (loss) — unrealized appreciation on futures contracts	2,037,060 *
Interest rate risk	Investments, at value — Option contracts purchased	23,856,247
Total		48,040,773

Columbia Mortgage Opportunities Fund  | 2025

Notes to Financial Statements (continued)
November 30, 2025 (Unaudited)
	Liability derivatives
Risk exposure category	Statement of assets and liabilities location	Fair value ($)
Credit risk	Component of total distributable earnings (loss) — unrealized depreciation on swap contracts	13,937,443 *
Credit risk	Upfront receipts on swap contracts	28,388,125
Interest rate risk	Component of total distributable earnings (loss) — unrealized depreciation on futures contracts	3,381,263 *
Interest rate risk	Option contracts written, at value	526,515
Total		46,233,346

*
Includes cumulative appreciation (depreciation) as reported in the tables following the Portfolio of Investments. Only the current day’s variation margin for futures and centrally cleared swaps, if any, is reported in receivables or payables in the Statement of Assets and Liabilities.

The following table indicates the effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in the Statement of Operations for the six months ended November 30, 2025:
Amount of realized gain (loss) on derivatives recognized in income
Risk exposure category	Futures contracts ($)	Option contracts purchased ($)	Option contracts written ($)	Swap contracts ($)	Total ($)
Credit risk	—	—	—	1,200,911	1,200,911
Interest rate risk	(76,524,909)	(19,863,520)	12,175,525	—	(84,212,904)
Total	(76,524,909)	(19,863,520)	12,175,525	1,200,911	(83,011,993)

Change in unrealized appreciation (depreciation) on derivatives recognized in income
Risk exposure category	Futures contracts ($)	Option contracts purchased ($)	Option contracts written ($)	Swap contracts ($)	Total ($)
Credit risk	—	—	—	(2,540,776)	(2,540,776)
Interest rate risk	20,587,954	(496,195)	(3,919,914)	—	16,171,845
Total	20,587,954	(496,195)	(3,919,914)	(2,540,776)	13,631,069
The following table is a summary of the average daily outstanding volume by derivative instrument for the six months ended November 30, 2025:
Derivative instrument	Average notional amounts ($)
Futures contracts — long	997,675,278
Futures contracts — short	2,537,683,300
Credit default swap contracts — buy protection	100,500,000
Credit default swap contracts — sell protection	187,149,308

Derivative instrument	Average value ($)
Option contracts purchased	24,740,951
Option contracts written	(959,378)
Asset- and mortgage-backed securities
The Fund may invest in asset-backed and mortgage-backed securities. The maturity dates shown represent the original maturity of the underlying obligation. Actual maturity may vary based upon prepayment activity on these obligations. All, or a portion, of the obligation may be prepaid at any time because the underlying asset may be prepaid. As a result, decreasing market interest rates could result in an increased level of prepayment. An increased prepayment rate will have the effect of shortening the maturity of the security. Unless otherwise noted, the coupon rates presented are fixed rates.

Columbia Mortgage Opportunities Fund  | 2025

Notes to Financial Statements (continued)
November 30, 2025 (Unaudited)
Delayed delivery securities
The Fund may trade securities on other than normal settlement terms, including securities purchased or sold on a “when-issued” or "forward commitment" basis. This may increase risk to the Fund since the other party to the transaction may fail to deliver, which could cause the Fund to subsequently invest at less advantageous prices. The Fund designates cash or liquid securities in an amount equal to the delayed delivery commitment.
To be announced securities
The Fund may trade securities on a To Be Announced (TBA) basis. As with other delayed-delivery transactions, a seller agrees to issue a TBA security at a future date. However, the seller does not specify the particular securities to be delivered. Instead, the Fund agrees to accept any security that meets specified terms.
In some cases, Master Securities Forward Transaction Agreements (MSFTAs) may be used to govern transactions of certain forward-settling agency mortgage-backed securities, such as delayed-delivery and TBAs, between the Fund and counterparty. The MSFTA maintains provisions for, among other things, initiation and confirmation, payment and transfer, events of default, termination, and maintenance of collateral relating to such transactions.
Mortgage dollar roll transactions
The Fund may enter into mortgage “dollar rolls” in which the Fund sells securities for delivery in the current month and simultaneously contracts with the same counterparty to repurchase similar but not identical securities (same type, coupon and maturity) on a specified future date. These transactions may increase the Fund’s portfolio turnover rate. During the roll period, the Fund loses the right to receive principal and interest paid on the securities sold. However, the Fund may benefit because it receives negotiated amounts in the form of reductions of the purchase price for the future purchase plus the interest earned on the cash proceeds of the securities sold until the settlement date of the forward purchase. The Fund records the incremental difference between the forward purchase and sale of each forward roll as a realized gain or loss. Unless any realized gains exceed the income, capital appreciation, and gain or loss due to mortgage prepayments that would have been realized on the securities sold as part of the mortgage dollar roll, the use of this technique may diminish the investment performance of the Fund compared to what the performance would have been without the use of mortgage dollar rolls. Mortgage dollar rolls involve the risk that the market value of the securities the Fund is obligated to repurchase may decline below the repurchase price, or that the counterparty may default on its obligations. All cash proceeds will be invested in instruments that are permissible investments for the Fund. The Fund identifies cash or liquid securities in an amount equal to the forward purchase price. The Fund does not currently enter into mortgage dollar rolls that are accounted for as financing transactions.
Joint venture
Long Run Partners (LRP) and the Fund, along with certain other affiliated funds, are members of Itasca Park LLC, a joint venture formed as a Delaware limited liability company that is not consolidated by any member for financial reporting purposes. Investments into Itasca Park LLC will be called from the members over a commitment period to end on December 31, 2026 (Commitment Period). All portfolio and other material decisions regarding Itasca Park LLC must be submitted to Itasca Park LLC’s board of directors which is comprised of two LRP representatives and one representative for each of the affiliated investing funds. Because management of Itasca Park LLC is shared between LRP and the other members, the Fund does not believe it controls Itasca Park LLC for purposes of the Investment Company Act or otherwise. The Fund does not consider this non-consolidated investment as a significant subsidiary under Regulation S-X Rules 3-09 and 4-08(g).
The Fund has made a commitment of $17,300,000 to Itasca Park LLC of which $1,211,000 has been funded and $16,089,000 remains unfunded for the six months ended November 30, 2025
Funded investments in non-consolidated joint ventures are stated at fair value. Unfunded investments are stated at cost with a corresponding liability for securities purchased on a delayed delivery basis. The Fund’s ownership interests are valued based on the Fund’s ownership interest in Itasca Park LLC and the fair value of the underlying loans and residential mortgages, using the same techniques as described within this Note. Any other factors, such as ownership percentage, ownership rights, buy/sell agreements, distribution provisions, and capital call obligations are also considered.
Columbia Mortgage Opportunities Fund  | 2025

Notes to Financial Statements (continued)
November 30, 2025 (Unaudited)
Distributions to the Fund are not expected during the Commitment Period. During the Commitment Period, all available cash will be used to aggregate additional loans. Upon completion of the Commitment Period, available cash will be distributed first based on pro-rata equity ownership in Itasca Park LLC until all capital contributions have been returned then as income and gain distributions. Itasca Park LLC will return capital within 48 months of the completion of the Commitment Period with two, 12-month extension options.
Interest only and principal only securities
The Fund may invest in Interest Only (IO) or Principal Only (PO) securities. IOs are stripped securities entitled to receive all of the security’s interest, but none of its principal. IOs are particularly sensitive to changes in interest rates and therefore subject to greater fluctuations in price than typical interest bearing debt securities. IOs are also subject to credit risk because the Fund may not receive all or part of the interest payments if the issuer, obligor, guarantor or counterparty defaults on its obligation. Payments received for IOs are included in interest income in the Statement of Operations. Because no principal will be received at the maturity of an IO, adjustments are made to the cost of the security on a monthly basis until maturity. These adjustments are included in interest income in the Statement of Operations. POs are stripped securities entitled to receive the principal from the underlying obligation, but not the interest. POs are particularly sensitive to changes in interest rates and therefore are subject to fluctuations in price. POs are also subject to credit risk because the Fund may not receive all or part of its principal if the issuer, obligor, guarantor or counterparty defaults on its obligation. The Fund may also invest in IO or PO stripped mortgage-backed securities. Payments received for POs are treated as reductions to the cost and par value of the securities.
Offsetting of assets and liabilities
The following table presents the Fund’s gross and net amount of assets and liabilities available for offset under netting arrangements with counterparties as well as any related collateral received or pledged by the Fund as of November 30, 2025:
	Citi(a)	Citi(a)	Goldman Sachs International	Morgan Stanley	Total
Assets
Call option contracts purchased	$4,233,396	-	-	7,864,159	12,097,555
Put option contracts purchased	2,929,545	-	710,984	8,118,163	11,758,692
OTC credit default swap contracts (b)	-	19,771,468	2,375,998	-	22,147,466
Total assets	7,162,941	19,771,468	3,086,982	15,982,322	46,003,713
Liabilities
Call option contracts written	526,515	-	-	-	526,515
OTC credit default swap contracts (b)	-	16,691,010	16,552,061	9,082,497	42,325,568
Total liabilities	526,515	16,691,010	16,552,061	9,082,497	42,852,083
Total financial and derivative net assets	6,636,426	3,080,458	(13,465,079)	6,899,825	3,151,630
Total collateral received (pledged) (c)	6,635,000	3,080,458	(13,465,079)	6,899,825	3,150,204
Net amount (d)	$1,426	-	-	-	1,426

(a)	Exposure can only be netted across transactions governed under the same master agreement with the same legal entity.
(b)
Over-the-Counter (OTC) swap contracts are presented at market value plus periodic payments receivable (payable), which is comprised of unrealized appreciation, unrealized depreciation, upfront payments and upfront receipts.

(c)	In some instances, the actual collateral received and/or pledged may be more than the amount shown due to overcollateralization.
(d)	Represents the net amount due from/(to) counterparties in the event of default.
Security transactions
Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.

Columbia Mortgage Opportunities Fund  | 2025

Notes to Financial Statements (continued)
November 30, 2025 (Unaudited)
Income recognition
Interest income is recorded on an accrual basis. Market premiums and discounts, including original issue discounts, are amortized and accreted, respectively, over the expected life of the security on all debt securities, unless otherwise noted. The Fund classifies gains and losses realized on prepayments received on mortgage-backed securities as adjustments to interest income.
The Fund may place a debt security on non-accrual status and reduce related interest income when it becomes probable that the interest will not be collected and the amount of uncollectible interest can be reasonably estimated. The Fund may also adjust accrual rates when it becomes probable the full interest will not be collected and a partial payment will be received. A defaulted debt security is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.
Dividend income is recorded on the ex-dividend date.
Expenses
General expenses of the Trust are allocated to the Fund and other funds of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the Fund are charged to the Fund. Expenses directly attributable to a specific class of shares are charged to that share class.
Determination of class net asset value
All income, expenses (other than class-specific expenses, which are charged to that share class, as shown in the Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of the Fund on a daily basis, based on the relative net assets of each class, for purposes of determining the net asset value of each class.
Federal income tax status
The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of its investment company taxable income and net capital gain, if any, for its tax year, and as such will not be subject to federal income taxes. In addition, the Fund intends to distribute in each calendar year substantially all of its ordinary income, capital gain net income and certain other amounts, if any, such that the Fund should not be subject to federal excise tax. Therefore, no federal income or excise tax provision is recorded.
Distributions to shareholders
Distributions from net investment income, if any, are declared and paid monthly. Net realized capital gains, if any, are distributed at least annually. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.
Guarantees and indemnifications
Under the Trust’s organizational documents and, in some cases, by contract, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust or its funds. In addition, certain of the Fund’s contracts with its service providers contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined, and the Fund has no historical basis for predicting the likelihood of any such claims.
Recent accounting pronouncements and regulatory updates
Accounting Standards Update 2023-09 Income Taxes (Topic 740)
In December 2023, the FASB issued Accounting Standards Update No. 2023-09 Income Taxes (Topic 740) Improvements to Income Tax Disclosures. The amendments were issued to enhance the transparency and decision usefulness of income tax disclosures primarily related to rate reconciliation and income taxes paid information. The amendments are effective for annual periods beginning after December 15, 2024, with early adoption permitted. Management expects that the adoption of the amendments will not have a material impact on its financial statements.
Columbia Mortgage Opportunities Fund  | 2025

Notes to Financial Statements (continued)
November 30, 2025 (Unaudited)
Note 3. Fees and other transactions with affiliates
Management services fees
The Fund has entered into a Management Agreement with Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial). Under the Management Agreement, the Investment Manager provides the Fund with investment research and advice and is responsible for administrative and accounting services. The management services fee is an annual fee that is equal to a percentage of the Fund’s daily net assets that declines from 0.65% to 0.535% as the Fund’s net assets increase. The annualized effective management services fee rate for the six months ended November 30, 2025 was 0.636% of the Fund’s average daily net assets.
Compensation of Board members
Members of the Board of Trustees who are not officers or employees of the Investment Manager or Ameriprise Financial are compensated for their services to the Fund as disclosed in the Statement of Operations. Under a Deferred Compensation Plan (the Deferred Plan), these members of the Board of Trustees may elect to defer payment of up to 100% of their compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of certain funds managed by the Investment Manager. The Fund’s liability for these amounts is adjusted for market value changes and remains in the Fund until distributed in accordance with the Deferred Plan. All amounts payable under the Deferred Plan constitute a general unsecured obligation of the Fund. The expense for the Deferred Plan, which includes Trustees’ fees deferred during the current period as well as any gains or losses on the Trustees’ deferred compensation balances as a result of market fluctuations, is included in "Deferred compensation of board members" in the Statement of Operations.
Compensation of Chief Compliance Officer
The Board of Trustees has appointed a Chief Compliance Officer for the Fund in accordance with federal securities regulations. As disclosed in the Statement of Operations, a portion of the Chief Compliance Officer’s total compensation is allocated to the Fund, along with other allocations to affiliated registered investment companies managed by the Investment Manager and its affiliates, based on relative net assets.
Transfer agency fees
Under a Transfer and Dividend Disbursing Agent Agreement, Columbia Management Investment Services Corp. (the Transfer Agent), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, is responsible for providing transfer agency services to the Fund. The Transfer Agent has contracted with SS&C GIDS, Inc. (SS&C GIDS) to serve as sub-transfer agent. The Transfer Agent pays the fees of SS&C GIDS for services as sub-transfer agent and SS&C GIDS is not entitled to reimbursement for such fees from the Fund (with the exception of out-of-pocket fees).
The Fund pays the Transfer Agent a monthly transfer agency fee based on the number or the average value of accounts, depending on the type of account. In addition, the Fund pays the Transfer Agent a fee for shareholder services based on the number of accounts or on a percentage of the average aggregate value of the Fund’s shares maintained in omnibus accounts up to the lesser of the amount charged by the financial intermediary or a cap established by the Board of Trustees from time to time.
The Transfer Agent also receives compensation from the Fund for various shareholder services and reimbursements for certain out-of-pocket fees. Total transfer agency fees for Institutional 2 Class and Institutional 3 Class shares are subject to an annual limitation of not more than 0.07% and 0.02%, respectively, of the average daily net assets attributable to each share class.

Columbia Mortgage Opportunities Fund  | 2025

Notes to Financial Statements (continued)
November 30, 2025 (Unaudited)
For the six months ended November 30, 2025, the Fund’s annualized effective transfer agency fee rates as a percentage of average daily net assets of each class were as follows:
Effective rate (%)
Class A	0.11
Class C	0.11
Institutional Class	0.11
Institutional 2 Class	0.05
Institutional 3 Class	0.00
Class S	0.11
An annual minimum account balance fee of $20 may apply to certain accounts with a value below the applicable share class’s initial minimum investment requirements to reduce the impact of small accounts on transfer agency fees. These minimum account balance fees are remitted to the Fund and recorded as part of expense reductions in the Statement of Operations. For the six months ended November 30, 2025, no minimum account balance fees were charged by the Fund.
Distribution and service fees
The Fund has entered into an agreement with Columbia Management Investment Distributors, Inc. (the Distributor), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, for distribution and shareholder services. Under a Plan and Agreement of Distribution, the Fund pays a fee at the maximum annual rates of up to 0.25% and 1.00% of the Fund’s average daily net assets attributable to Class A and Class C shares, respectively. For Class C shares, of the 1.00% fee, up to 0.75% can be reimbursed for distribution expenses and up to an additional 0.25% can be reimbursed for shareholder servicing expenses.
The amount of distribution and shareholder services expenses incurred by the Distributor and not yet reimbursed (unreimbursed expense) was approximately $285,000 for Class C shares. This amount is based on the most recent information available as of September 30, 2025, and may be recovered from future payments under the distribution plan or contingent deferred sales charges (CDSCs). To the extent the unreimbursed expense has been fully recovered, the distribution and/or shareholder services fee is reduced.
Sales charges
Sales charges, including front-end charges and CDSCs, received by the Distributor for distributing Fund shares for the six months ended November 30, 2025, if any, are listed below:
	Front End (%)	CDSC (%)	Amount ($)
Class A	3.00	0.50 - 1.00 (a)	21,774
Class C	—	1.00 (b)	817

(a)
This charge is imposed on certain investments of between $1 million and $50 million redeemed within 18 months after purchase, as follows: 1.00% if redeemed within 12 months after purchase, and 0.50% if redeemed more than 12, but less than 18, months after purchase, with certain limited exceptions.

(b)	This charge applies to redemptions within 12 months after purchase, with certain limited exceptions.
The Fund’s other share classes are not subject to sales charges.
Columbia Mortgage Opportunities Fund  | 2025

Notes to Financial Statements (continued)
November 30, 2025 (Unaudited)
Expenses waived/reimbursed by the Investment Manager and its affiliates
The Investment Manager and certain of its affiliates have contractually agreed to waive fees and/or reimburse expenses (excluding certain fees and expenses described below) for the period(s) disclosed below, unless sooner terminated at the sole discretion of the Board of Trustees, so that the Fund’s net operating expenses, after giving effect to fees waived/expenses reimbursed and any balance credits and/or overdraft charges from the Fund’s custodian, do not exceed the following annual rate(s) as a percentage of the classes’ average daily net assets:
	October 1, 2025 through September 30, 2026 (%)	Prior to October 1, 2025 (%)
Class A	0.99	0.99
Class C	1.74	1.74
Institutional Class	0.74	0.74
Institutional 2 Class	0.68	0.69
Institutional 3 Class	0.64	0.65
Class S	0.74	0.74
Under the agreement governing these fee waivers and/or expense reimbursement arrangements, the following fees and expenses are excluded from the waiver/reimbursement commitment, and therefore will be paid by the Fund, if applicable: taxes (including foreign transaction taxes), expenses associated with investments in affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange-traded funds), transaction costs and brokerage commissions, costs related to any securities lending program, dividend expenses associated with securities sold short, inverse floater program fees and expenses, transaction charges and interest on borrowed money, interest, costs associated with shareholder meetings, infrequent and/or unusual expenses and any other expenses the exclusion of which is specifically approved by the Board of Trustees. This agreement may be modified or amended only with approval from the Investment Manager, certain of its affiliates and the Fund. In addition to the contractual agreement, the Investment Manager and certain of its affiliates have voluntarily agreed to waive fees and/or reimburse Fund expenses (excluding certain fees and expenses described above) so that Fund level expenses (expenses directly attributable to the Fund and not to a specific share class) are waived proportionately across all share classes. This arrangement may be revised or discontinued at any time. Any fees waived and/or expenses reimbursed under the expense reimbursement arrangements described above are not recoverable by the Investment Manager or its affiliates in future periods. In addition to the cap commitments described above, the Investment Manager has contractually agreed to waive 0.02% of other expenses, with this waiver agreement in effect through September 30, 2026, unless sooner terminated at the sole discretion of the fund’s Board.
Note 4. Federal tax information
The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP because of temporary or permanent book to tax differences.
At November 30, 2025, the approximate cost of all investments for federal income tax purposes and the aggregate gross approximate unrealized appreciation and depreciation based on that cost was:
Federal tax cost ($)	Gross unrealized appreciation ($)	Gross unrealized (depreciation) ($)	Net unrealized (depreciation) ($)
4,758,280,000	185,803,000	(258,939,000)	(73,136,000)
Tax cost of investments and unrealized appreciation/(depreciation) may also include timing differences that do not constitute adjustments to tax basis.
The following capital loss carryforwards, determined at May 31, 2025, may be available to reduce future net realized gains on investments, if any, to the extent permitted by the Internal Revenue Code.
No expiration short-term ($)	No expiration long-term ($)	Total ($)
(415,274,387)	(313,237,894)	(728,512,281)

Columbia Mortgage Opportunities Fund  | 2025

Notes to Financial Statements (continued)
November 30, 2025 (Unaudited)
Management of the Fund has concluded that there are no significant uncertain tax positions in the Fund that would require recognition in the financial statements. However, management’s conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). Generally, the Fund’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.
Note 5. Portfolio information
The cost of purchases and proceeds from sales of securities, excluding short-term investments and derivatives, if any, aggregated to $15,833,403,075 and $15,716,413,297, respectively, for the six months ended November 30, 2025, of which $15,362,817,876 and $15,452,509,658, respectively, were U.S. government securities. The amount of purchase and sale activity impacts the portfolio turnover rate reported in the Financial Highlights.
Note 6. Affiliated money market fund
The Fund invests in Columbia Short-Term Cash Fund, an affiliated money market fund established for the exclusive use by the Fund and other affiliated funds (the Affiliated MMF). The income earned by the Fund from such investments is included as Dividends - affiliated issuers in the Statement of Operations. As an investing fund, the Fund indirectly bears its proportionate share of the expenses of the Affiliated MMF. The Affiliated MMF prices its shares with a floating net asset value. The Securities and Exchange Commission has adopted amendments to money market fund rules requiring institutional prime money market funds like the Affiliated MMF to be subject to a discretionary liquidity fee of up to 2% if the imposition of such a fee is determined to be in the best interest of the Affiliated MMF and to a mandatory liquidity fee if daily net redemptions exceed 5% of net assets.
Note 7. Interfund lending
Pursuant to an exemptive order granted by the Securities and Exchange Commission, the Fund participates in a program (the Interfund Program) allowing each participating Columbia Fund (each, a Participating Fund) to lend money directly to and, except for closed-end funds and money market funds, borrow money directly from other Participating Funds for temporary purposes. The amounts eligible for borrowing and lending under the Interfund Program are subject to certain restrictions.
Interfund loans are subject to the risk that the borrowing fund could be unable to repay the loan when due, and a delay in repayment to the lending fund could result in lost opportunities and/or additional lending costs. The exemptive order is subject to conditions intended to mitigate conflicts of interest arising from the Investment Manager’s relationship with each Participating Fund.
The Fund’s activity in the Interfund Program during the six months ended November 30, 2025 was as follows:
Borrower or lender	Average loan balance ($)	Weighted average interest rate (%)	Number of days with outstanding loans
Lender	1,000,000	4.84	2
Interest income earned by the Fund is recorded as Interfund lending in the Statement of Operations. The Fund had no outstanding interfund loans at November 30, 2025.
Note 8. Line of credit
The Fund has access to a revolving credit facility with a syndicate of banks led by JPMorgan Chase Bank, N.A., Citibank, N.A. and Wells Fargo Bank, N.A. whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. Pursuant to an October 23, 2025 amendment and restatement, the credit facility, which is an agreement between the Fund and certain other funds managed by the Investment Manager or an affiliated investment manager, severally and not jointly, permits aggregate borrowings up to $750 million. Interest is currently charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the federal funds effective rate, (ii) the secured overnight financing rate plus 0.10% and (iii) the overnight bank funding rate, plus 1.00% in each case. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. The Fund also pays a commitment fee equal to
Columbia Mortgage Opportunities Fund  | 2025

Notes to Financial Statements (continued)
November 30, 2025 (Unaudited)
its pro rata share of the unused amount of the credit facility at a rate of 0.15% per annum. The commitment fee is included in other expenses in the Statement of Operations. This agreement expires annually in October unless extended or renewed. Prior to the October 23, 2025 amendment and restatement, the Fund had access to a revolving credit facility with a syndicate of banks led by JPMorgan Chase Bank, N.A., Citibank, N.A. and Wells Fargo Bank, N.A. which permitted collective borrowings up to $900 million. Interest was charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the federal funds effective rate, (ii) the secured overnight financing rate plus 0.10% and (iii) the overnight bank funding rate, plus 1.00% in each case.
The Fund had no borrowings during the six months ended November 30, 2025.
Note 9. Risks and uncertainties
An investment in the Fund involves risks, including market risk and concentration risk, among others. The value of the Fund’s holdings and the Fund’s net asset value may go down. These declines may be due to factors affecting a particular issuer, or the result of, among other things, political, regulatory, market, economic or social developments affecting the relevant market(s) more generally.
Global economies and financial markets are increasingly interconnected, and conditions and events in one country, region or financial market may adversely impact issuers in a different country, region or financial market. These risks may be magnified if certain events or developments adversely interrupt the global supply chain; in these and other circumstances, such risks might affect companies worldwide. As a result, local, regional or global events such as terrorism, war, other conflicts, natural disasters, disease/virus outbreaks and epidemics or other public health issues, recessions, depressions or other events – or the potential for such events – could have a significant negative impact on global economic and market conditions.
To the extent that the Fund concentrates its investment in particular issuers, countries, geographic regions, industries or sectors, the Fund may be subject to greater risks of adverse developments in such areas of focus than a fund that invests in a wider variety of issuers, countries, geographic regions, industries, sectors or investments.
Additional risk factors of the Fund are described more fully in the Fund’s Prospectus and Statement of Additional Information.
Shareholder concentration risk
At November 30, 2025, one unaffiliated shareholder of record owned 33.5% of the outstanding shares of the Fund in one or more accounts. The Fund has no knowledge about whether any portion of those shares was owned beneficially. Fund shares sold to or redeemed by concentrated accounts may have a significant effect on the operations of the Fund. In the case of a large redemption, the Fund may be forced to sell investments at inopportune times, including its liquid positions, which may result in Fund losses and the Fund holding a higher percentage of less liquid positions. Large redemptions could result in decreased economies of scale and increased operating expenses for non-redeeming Fund shareholders.
Note 10. Subsequent events
Management has evaluated the events and transactions that have occurred through the date the financial statements were issued and noted no items requiring adjustment of the financial statements or additional disclosure.
Note 11. Information regarding pending and settled legal proceedings
Ameriprise Financial and certain of its affiliates are involved, in the normal course of business, in legal proceedings that include regulatory inquiries, arbitration and litigation (including class actions) concerning matters arising in connection with the conduct of their activities as part of a diversified financial services firm. Ameriprise Financial believes that the Fund is not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund. Ameriprise Financial is required to make

Columbia Mortgage Opportunities Fund  | 2025

Notes to Financial Statements (continued)
November 30, 2025 (Unaudited)
quarterly (10-Q), annual (10-K) and, as necessary, 8-K filings with the Securities and Exchange Commission (SEC) on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.
There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased Fund redemptions, reduced sale of Fund shares or other adverse consequences to the Fund. Further, although we believe proceedings are not likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund, these proceedings are subject to uncertainties and, as such, it is inherently difficult to determine whether any loss is probable or even reasonably possible, or to reasonably estimate the amount of any loss that may result from such matters. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief, and may lead to further claims, examinations, adverse publicity or reputational damage, each of which could have a material adverse effect on the consolidated financial condition or results of operations or financial condition of Ameriprise Financial or one or more of its affiliates that provide services to the Fund.
Columbia Mortgage Opportunities Fund  | 2025

 Approval of Management Agreement
(Unaudited)
Columbia Management Investment Advisers, LLC (the Investment Manager, and together with its domestic and global affiliates, Columbia Threadneedle Investments), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial), serves as the investment manager to Columbia Mortgage Opportunities Fund (the Fund). Under a management agreement (the Management Agreement), the Investment Manager provides investment advice and other services to the Fund and other funds distributed by Columbia Management Investment Distributors, Inc. (collectively, the Funds).
On an annual basis, the Fund’s Board of Trustees (the Board), including the independent Board members (the Independent Trustees), considers renewal of the Management Agreement.  The Investment Manager prepared detailed reports for the Board and its Contracts Committee (including its Contracts Subcommittee) in March, April and June 2025, including reports providing the results of analyses performed by a third-party data provider, Broadridge Financial Solutions, Inc. (Broadridge), and comprehensive responses by the Investment Manager to written requests for information by independent legal counsel to the Independent Trustees (Independent Legal Counsel), to assist the Board in making this determination.  In addition, throughout the year, the Board (or its committees or subcommittees) regularly meets with portfolio management teams and senior management personnel and reviews information prepared by the Investment Manager addressing the services the Investment Manager provides and Fund performance.  The Board also accords appropriate weight to the work, deliberations and conclusions of the various committees (including their subcommittees), such as the Contracts Committee, the Investment Review Committee, the Audit Committee and the Compliance Committee in determining whether to continue the Management Agreement.
The Board, at its June 26, 2025 Board meeting (the June Meeting), considered the renewal of the Management Agreement for an additional one-year term.  At the June Meeting, Independent Legal Counsel reviewed with the Independent Trustees various factors relevant to the Board’s consideration of advisory agreements and the Board’s legal responsibilities related to such consideration.  The Independent Trustees considered such information as they, their legal counsel or the Investment Manager believed reasonably necessary to evaluate and to approve the continuation of the Management Agreement. Among other things, the information and factors considered included the following:
•
Information on the investment performance of the Fund relative to the performance of a group of mutual funds determined to be comparable to the Fund by Broadridge, as well as performance relative to one or more benchmarks;
•
Information on the Fund’s management fees and total expenses, including information comparing the Fund’s expenses to those of a group of comparable mutual funds, as determined by Broadridge;
•
The Investment Manager’s agreement to contractually limit or cap total operating expenses for the Fund so that total operating expenses (excluding certain fees and expenses, such as transaction costs and certain other investment related expenses, interest, taxes, acquired fund fees and expenses and infrequent and/or unusual expenses) would not exceed a specified annual rate, as a percentage of the Fund’s net assets;
•
Terms of the Management Agreement;
•
Descriptions of other agreements and arrangements with affiliates of the Investment Manager relating to the operations of the Fund, including agreements with respect to the provision of transfer agency and shareholder services to the Fund;
•
Descriptions of various services performed by the Investment Manager under the Management Agreement, including portfolio management and portfolio trading practices;
•
Information regarding any recently negotiated management fees of similarly-managed portfolios of other institutional clients of the Investment Manager;
•
Information regarding the resources of the Investment Manager, including information regarding senior management, portfolio managers and other personnel;
•
Information regarding the capabilities of the Investment Manager with respect to compliance monitoring services;
•
The profitability to the Investment Manager and its affiliates from their relationships with the Fund; and

Columbia Mortgage Opportunities Fund  | 2025

Approval of Management Agreement (continued)
(Unaudited)
•
Report provided by the Board’s independent fee consultant, JDL Consultants, LLC (JDL).
Following an analysis and discussion of the foregoing, and the factors identified below, the Board, including all of the Independent Trustees, approved the renewal of the Management Agreement.
Nature, extent and quality of services provided by the Investment Manager
The Board analyzed various reports and presentations it had received detailing the services performed by the Investment Manager, as well as its history, expertise, resources and relative capabilities, and the qualifications of its personnel.
The Board specifically considered the many developments during recent years concerning the services provided by the Investment Manager. Among other things, the Board noted the organization and depth of the equity and credit research departments. The Board further observed the enhancements to the investment risk management department’s processes, systems and oversight over the past several years.  The Board also took into account the broad scope of services provided by the Investment Manager to the Fund, including, among other services, investment, risk and compliance oversight.  The Board also took into account the information it received concerning the Investment Manager’s ability to attract and retain key portfolio management personnel and that it has sufficient resources to provide competitive and adequate compensation to investment personnel.
In connection with the Board’s evaluation of the overall package of services provided by the Investment Manager, the Board also considered the nature, quality and range of administrative services provided to the Fund by the Investment Manager, as well as the achievements in 2024 in the performance of administrative services, and noted the various enhancements anticipated for 2025.  In evaluating the quality of services provided under the Management Agreement, the Board also took into account the organization and strength of the Fund’s and its service providers’ compliance programs.  The Board also reviewed the financial condition of the Investment Manager and its affiliates and each entity’s ability to carry out its responsibilities under the Management Agreement and the Fund’s other service agreements.
In addition, the Board discussed the acceptability of the terms of the Management Agreement, noting that no changes were proposed from the form of agreement previously approved.  The Board also noted the wide array of legal and compliance services provided to the Fund under the Management Agreement.
After reviewing these and related factors (including investment performance as discussed below), the Board concluded, within the context of their overall conclusions, that the nature, extent and quality of the services provided to the Fund under the Management Agreement supported the continuation of the Management Agreement.
Investment performance
The Board carefully reviewed the investment performance of the Fund, including detailed reports providing the results of analyses performed by each of the Investment Manager, Broadridge and JDL collectively showing, for various periods (including since manager inception): (i) the performance of the Fund, (ii) the Fund’s performance relative to peers and benchmarks and (iii) the net assets of the Fund. The Board observed that Fund performance was well within the range of that of its peers.
The Board also reviewed a description of the third-party data provider’s methodology for identifying the Fund’s peer groups for purposes of performance and expense comparisons.
The Board also considered the Investment Manager’s performance and reputation generally.  After reviewing these and related factors, the Board concluded, within the context of their overall conclusions, that the performance of the Fund and the Investment Manager, in light of other considerations, supported the continuation of the Management Agreement.
Columbia Mortgage Opportunities Fund  | 2025

Approval of Management Agreement (continued)
(Unaudited)
Comparative fees, costs of services provided and the profits realized by the Investment Manager and its affiliates from their relationships with the Fund
The Board reviewed comparative fees and the costs of services provided under the Management Agreement.  The Board members considered detailed comparative information set forth in an annual report on fees and expenses, including, among other things, data (based on analyses conducted by Broadridge and JDL) showing a comparison of the Fund’s expenses with median expenses paid by funds in its comparative peer universe, as well as data showing the Fund’s contribution to the Investment Manager’s profitability.
The Board considered the reports of JDL, which assisted in the Board’s analysis of the Funds’ performance and expenses and the reasonableness of the Funds’ fee rates.  The Board accorded particular weight to the notion that a primary objective of the level of fees is to achieve a rational pricing model applied consistently across the various product lines in the Fund family, while assuring that the overall fees for each Fund (with certain exceptions) are generally in line with the current “pricing philosophy” such that Fund total expense ratios, in general, approximate or are lower than the median expense ratios of funds in the same Lipper comparison universe. The Board took into account that the Fund’s total expense ratio (after considering proposed expense caps/waivers) was slightly below the peer universe’s median expense ratio shown in the reports.
After reviewing these and related factors, the Board concluded, within the context of their overall conclusions, that the levels of management fees and expenses of the Fund, in light of other considerations, supported the continuation of the Management Agreement.
The Board also considered the profitability of the Investment Manager and its affiliates in connection with the Investment Manager providing management services to the Fund.  With respect to the profitability of the Investment Manager and its affiliates, the Independent Trustees referred to information discussing the profitability to the Investment Manager and Ameriprise Financial from managing, operating and distributing the Funds.  The Board considered that the profitability generated by the Investment Manager in 2024 had increased from 2023 levels due to a variety of factors, including the increased assets under management of the Funds.  It also took into account the indirect economic benefits flowing to the Investment Manager or its affiliates in connection with managing or distributing the Funds, such as the enhanced ability to offer various other financial products to Ameriprise Financial customers, soft dollar benefits and overall reputational advantages.  The Board noted that the fees paid by the Fund should permit the Investment Manager to offer competitive compensation to its personnel, make necessary investments in its business and earn an appropriate profit.  After reviewing these and related factors, the Board concluded, within the context of their overall conclusions, that the costs of services provided and the profitability to the Investment Manager and its affiliates from their relationships with the Fund supported the continuation of the Management Agreement.
Economies of scale
The Board considered the potential existence of economies of scale in the provision by the Investment Manager of services to the Fund, and whether those economies of scale were shared with the Fund through breakpoints in investment management fees or other means, such as expense limitation arrangements and additional investments by the Investment Manager in investment, trading, compliance and other resources. The Board considered the economies of scale that might be realized as the Fund’s net asset level grows and took note of the extent to which Fund shareholders might also benefit from such growth.  In this regard, the Board took into account that management fees decline as Fund assets exceed various breakpoints all of which have not been surpassed. The Board observed that the Management Agreement thus provides for breakpoints in the management fee rate schedule that allow opportunities for shareholders to realize lower fees as Fund assets grow and that there are additional opportunities through other means for sharing economies of scale with shareholders.
Conclusion
The Board reviewed all of the above considerations in reaching its decision to approve the continuation of the Management Agreement.  In reaching its conclusions, no single factor was determinative.

Columbia Mortgage Opportunities Fund  | 2025

Approval of Management Agreement (continued)
(Unaudited)
On June 26, 2025, the Board, including all of the Independent Trustees, determined that fees payable under the Management Agreement were fair and reasonable in light of the extent and quality of services provided and approved the renewal of the Management Agreement.
Columbia Mortgage Opportunities Fund  | 2025

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Columbia Mortgage Opportunities Fund
P.O. Box 219104
Kansas City, MO 64121-9104

Please read and consider the investment objectives, risks, charges and expenses for any fund carefully before investing. For a prospectus and summary prospectus, which contains this and other important information about the Fund, go to
columbiathreadneedleus.com/investor/. The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.
Columbia Threadneedle Investments® (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved.
© 2025 Columbia Management Investment Advisers, LLC.
columbiathreadneedleus.com/investor/
SAR251_05_T01_(01/26)

Columbia Quality Income Fund
Semi-Annual Financial Statements and Additional Information
November 30, 2025 (Unaudited)

Not FDIC or NCUA Insured	No Financial Institution Guarantee	May Lose Value

Columbia Quality Income Fund | 2025

Portfolio of Investments
November 30, 2025 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities

Asset-Backed Securities - Non-Agency 5.9%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
ACHV ABS Trust(a)
Subordinated Series 2024-1PL Class C
04/25/2031	6.420%	731,714	741,227
Affirm Asset Securitization Trust(a),(b),(c)
Series 2024-X2 Class CERT
12/17/2029	0.000%	22,000	535,797
ASP WHCO Participation LP(a),(d),(e)
30-day Average SOFR + 2.400% Floor 3.000% 03/29/2029	6.713%	7,600,000	7,600,000
Bain Capital Credit CLO Ltd.(a),(e)
Series 2019-4A Class DRR
3-month Term SOFR + 2.900% Floor 2.900% 04/23/2035	6.760%	5,000,000	4,947,940
MPOWER Education Trust(a),(d),(f)
Series 2025-1 Class A
12/22/2042	6.250%	6,902,154	7,005,686
Series 2025-1 Class B
12/22/2042	8.180%	2,000,000	2,000,000
MPOWER Education Trust(a)
Series 2025-A Class A
07/21/2042	6.620%	1,808,536	1,831,265
Series 2025-A Class B
07/21/2042	8.470%	2,000,000	2,065,573
Subordinated Series 2024-A Class B
07/22/2041	8.350%	3,000,000	3,087,356
NetCredit Combined Receivables A LLC(a)
Series 2025-A Class A
10/20/2031	7.290%	1,852,879	1,890,962
Netcredit Combined Receivables LLC(a)
Series 2023-A Class A
12/20/2027	7.780%	223,301	223,602
Pagaya AI Debt Grantor Trust(a)
Series 2025-5 Class D
03/15/2033	5.865%	2,500,000	2,504,974
Subordinated Series 2024-10 Class B
06/15/2032	5.750%	2,379,182	2,398,164
Subordinated Series 2024-9 Class C
03/15/2032	5.774%	1,885,915	1,891,660
Pagaya AI Debt Selection Trust(a)
Series 2021-2 Class NOTE
01/25/2029	3.000%	18,856	18,837
Pagaya AI Debt Trust(a)
Series 2023-8 Class A
06/16/2031	7.299%	452,497	458,436
Asset-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Subordinated Series 2024-2 Class B
08/15/2031	6.611%	6,112,978	6,175,652
Subordinated Series 2024-3 Class B
10/15/2031	6.571%	2,528,319	2,558,696
Subordinated Series 2024-3 Class C
10/15/2031	7.297%	3,401,364	3,435,602
Research-Driven Pagaya Motor Asset Trust IV(a)
Series 2021-2A Class A
03/25/2030	2.650%	1,234,216	1,224,623
Sound Point IV-R CLO Ltd.(a),(e)
Series 2013-3RA Class B
3-month Term SOFR + 2.012% Floor 1.750% 04/18/2031	5.896%	10,000,000	10,019,220
Upstart Asset Trust II Series(a),(c),(d),(f)
Series 2025-1GS Class CERT
02/20/2030	0.000%	8,250	2,157,376
Upstart Securitization Trust(a)
Series 2025-4 Class D
11/20/2035	7.670%	1,000,000	1,001,093
Subordinated Series 2024-1 Class B
11/20/2034	6.240%	5,100,000	5,189,393
Total Asset-Backed Securities — Non-Agency (Cost $71,424,017)			70,963,134

Commercial Mortgage-Backed Securities - Agency 0.5%

Government National Mortgage Association(g),(h)
Series 2019-102 Class IB
03/16/2060	0.835%	12,326,297	577,970
Series 2019-118 Class IO
06/16/2061	0.759%	15,632,467	757,162
Series 2019-131 Class IO
07/16/2061	0.803%	24,058,359	1,382,797
Series 2019-134 Class IO
08/16/2061	0.643%	16,197,430	682,932
Series 2019-139 Class IO
11/16/2061	0.671%	17,091,828	728,062
Series 2020-19 Class IO
12/16/2061	0.719%	17,373,136	791,748
Series 2020-3 Class IO
02/16/2062	0.616%	18,276,757	674,387
Total Commercial Mortgage-Backed Securities - Agency (Cost $17,239,559)			5,595,058

The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Quality Income Fund  | 2025
3

Portfolio of Investments (continued)
November 30, 2025 (Unaudited)
Commercial Mortgage-Backed Securities - Non-Agency 3.2%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
BHMS Commercial Mortgage Trust(a),(e)
Series 2025-ATLS Class A
1-month Term SOFR + 1.850% Floor 1.850% 08/15/2042	5.815%	3,700,000	3,706,945
Credit Suisse Mortgage Capital Certificates OA LLC(a)
Subordinated Series 2014-USA Class E
09/15/2037	4.373%	2,200,000	1,714,647
Subordinated Series 2014-USA Class F
09/15/2037	4.373%	4,050,000	2,468,495
Hilton USA Trust(a),(i)
Subordinated Series 2016-SFP Class D
11/05/2035	0.000%	5,000,000	478,447
Subordinated Series 2016-SFP Class F
11/05/2035	0.000%	8,700,000	174,941
Home Partners of America Trust(a)
Subordinated Series 2021-2 Class B
12/17/2026	2.302%	19,189,913	18,748,752
SFO Commercial Mortgage Trust(a),(e)
Series 2021-555 Class A
1-month Term SOFR + 1.264% Floor 1.150% 05/15/2038	5.224%	3,700,000	3,676,872
STAR Trust(a),(e)
Series 2025-SFR6 Class A
1-month Term SOFR + 1.650% Floor 1.650% 08/17/2042	5.433%	8,000,000	8,019,716
Total Commercial Mortgage-Backed Securities - Non-Agency (Cost $53,563,596)			38,988,815

Residential Mortgage-Backed Securities - Agency 92.9%

Fannie Mae REMICS(e),(h)
CMO Series 2023-34 Class S
-1.0 x 30-day Average SOFR + 6.086% Cap 6.200% 10/25/2048	2.014%	18,338,977	2,407,211
CMO Series 2025-45 Class SC
-1.0 x 30-day Average SOFR + 5.800% Cap 5.800% 06/25/2055	1.728%	24,058,426	1,963,334
Fannie Mae REMICS(e)
CMO Series 2025-12 Class LF
30-day Average SOFR + 3.950% Cap 8.250% 03/25/2055	8.022%	17,065,076	17,618,744
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2025-16 Class MA
30-day Average SOFR + 3.950% Cap 8.250% 01/25/2055	8.022%	5,894,720	6,022,478
CMO Series 2025-86 Class FH
30-day Average SOFR + 0.850% Floor 0.850%, Cap 6.000% 09/25/2055	4.922%	12,801,870	12,741,242
Federal Home Loan Mortgage Corp.
06/01/2030	5.500%	438,925	444,890
05/01/2036	2.000%	4,311,846	4,016,804
03/01/2042- 11/01/2046	3.500%	25,449,970	24,305,528
11/01/2043- 08/01/2052	3.000%	43,730,827	39,675,830
08/01/2044- 12/01/2052	4.000%	27,629,557	26,708,053
02/01/2051	2.500%	18,334,109	15,946,285
12/01/2052	5.000%	15,102,924	15,399,945
09/01/2054- 07/01/2055	6.000%	21,279,055	21,913,509
Federal Home Loan Mortgage Corp.(e),(h)
CMO Series 264 Class S1
-1.0 x 30-day Average SOFR + 5.836% Cap 5.950% 07/15/2042	1.694%	2,507,063	259,865
CMO Series 318 Class S1
-1.0 x 30-day Average SOFR + 5.836% Cap 5.950% 11/15/2043	1.694%	3,587,052	408,439
CMO Series 4286 Class NS
-1.0 x 30-day Average SOFR + 5.786% Cap 5.900% 12/15/2043	1.644%	1,589,665	202,401
CMO Series 4594 Class SA
-1.0 x 30-day Average SOFR + 5.836% Cap 5.950% 06/15/2046	1.694%	3,235,954	405,796
CMO Series 4620 Class AS
-1.0 x 30-day Average SOFR + 0.554% 11/15/2042	1.664%	2,373,103	247,798
CMO Series 4935 Class JS
-1.0 x 30-day Average SOFR + 5.936% Cap 6.050% 12/25/2049	1.864%	6,178,198	879,069
The accompanying Notes to Financial Statements are an integral part of this statement.
4
Columbia Quality Income Fund  | 2025

Portfolio of Investments (continued)
November 30, 2025 (Unaudited)
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 4965 Class KS
-1.0 x 30-day Average SOFR + 5.736% Cap 5.850% 04/25/2050	1.664%	4,755,153	600,672
CMO Series 4987 Class KS
-1.0 x 30-day Average SOFR + 6.194% Cap 6.080% 06/25/2050	1.894%	10,280,840	1,598,297
CMO Series 4993 Class MS
-1.0 x 30-day Average SOFR + 5.936% Cap 6.050% 07/25/2050	1.864%	13,654,110	2,161,967
CMO STRIPS Series 309 Class S4
-1.0 x 30-day Average SOFR + 5.856% Cap 5.970% 08/15/2043	1.714%	3,387,141	379,860
CMO STRIPS Series 326 Class S1
-1.0 x 30-day Average SOFR + 5.886% Cap 6.000% 03/15/2044	1.744%	1,209,975	132,880
Federal Home Loan Mortgage Corp.(h)
CMO Series 304 Class C69
12/15/2042	4.000%	887,359	152,995
CMO Series 4139 Class CI
05/15/2042	3.500%	1,028,163	62,178
CMO Series 4147 Class CI
01/15/2041	3.500%	122,513	600
CMO Series 4177 Class IY
03/15/2043	4.000%	2,657,910	374,042
CMO Series 4215 Class IL
07/15/2041	3.500%	111,112	2,391
Federal Home Loan Mortgage Corp.(g),(h)
CMO Series 4068 Class GI
09/15/2036	1.902%	1,451,117	159,459
CMO Series 4107 Class KS
06/15/2038	1.660%	1,281,890	65,934
Federal Home Loan Mortgage Corp. REMICS(e),(h)
CMO Series 4983 Class SY
-1.0 x 30-day Average SOFR + 5.986% Cap 6.100% 05/25/2050	1.914%	20,085,426	3,070,216
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 5345 Class SE
-1.0 x 30-day Average SOFR + 5.886% Cap 6.000% 01/15/2048	1.744%	27,590,320	3,150,735
Federal Home Loan Mortgage Corp. REMICS(h)
CMO Series 5105 Class ID
05/25/2051	3.000%	17,795,500	2,911,509
Federal National Mortgage Association
03/01/2036- 11/01/2052	4.500%	45,805,225	45,430,746
09/01/2036	6.500%	701,470	736,405
01/01/2042	4.000%	1,260,696	1,237,968
08/01/2042- 05/01/2052	3.500%	28,321,894	26,507,132
11/01/2046- 06/01/2052	3.000%	60,521,762	54,828,725
10/01/2050- 03/01/2052	2.000%	103,344,492	85,695,090
12/01/2050- 05/01/2051	2.500%	32,734,418	28,387,149
09/01/2052- 09/01/2053	5.000%	32,876,117	33,219,605
08/01/2055	6.000%	12,125,642	12,416,290
CMO Series 2017-72 Class B
09/25/2047	3.000%	3,673,283	3,471,126
Federal National Mortgage Association(j)
08/01/2052	4.000%	30,369,172	29,269,049
Federal National Mortgage Association(e),(h)
CMO Series 2005-74 Class NI
-1.0 x 30-day Average SOFR + 5.966% Cap 6.080% 05/25/2035	1.894%	2,958,693	158,991
CMO Series 2007-54 Class DI
-1.0 x 30-day Average SOFR + 5.986% Cap 6.100% 06/25/2037	1.914%	3,080,627	263,814
CMO Series 2014-93 Class ES
-1.0 x 30-day Average SOFR + 6.036% Cap 6.150% 01/25/2045	1.964%	5,570,434	726,684
CMO Series 2016-101 Class SK
-1.0 x 30-day Average SOFR + 5.836% Cap 5.950% 01/25/2047	1.764%	12,355,296	1,514,270
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Quality Income Fund  | 2025
5

Portfolio of Investments (continued)
November 30, 2025 (Unaudited)
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2016-37 Class SA
-1.0 x 30-day Average SOFR + 5.736% Cap 5.850% 06/25/2046	1.664%	6,815,125	787,701
CMO Series 2016-42 Class SB
-1.0 x 30-day Average SOFR + 5.886% Cap 6.000% 07/25/2046	1.814%	9,576,762	1,252,901
CMO Series 2017-3 Class SA
-1.0 x 30-day Average SOFR + 5.886% Cap 6.000% 02/25/2047	1.814%	8,797,733	994,227
CMO Series 2017-51 Class SC
-1.0 x 30-day Average SOFR + 6.036% Cap 6.150% 07/25/2047	1.964%	6,496,605	826,874
CMO Series 2017-72 Class S
-1.0 x 30-day Average SOFR + 3.836% Cap 2.750% 09/25/2047	0.000%	22,654,616	956,559
CMO Series 2017-90 Class SP
-1.0 x 30-day Average SOFR + 6.036% Cap 6.150% 11/25/2047	1.964%	4,853,304	643,219
CMO Series 2019-33 Class SB
-1.0 x 30-day Average SOFR + 5.936% Cap 6.050% 07/25/2049	1.864%	13,695,653	1,586,161
CMO Series 2019-57 Class AS
-1.0 x 30-day Average SOFR + 5.936% Cap 6.050% 10/25/2049	1.864%	9,361,714	1,337,459
CMO Series 2019-77 Class SP
-1.0 x 30-day Average SOFR + 5.836% Cap 5.950% 01/25/2050	1.764%	12,277,531	1,707,911
CMO Series 2020-40 Class LS
-1.0 x 30-day Average SOFR + 5.966% Cap 6.080% 06/25/2050	1.894%	14,556,324	2,326,105
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Federal National Mortgage Association(g),(h)
CMO Series 2006-5 Class N1
08/25/2034	0.000%	1,544,297	15
Federal National Mortgage Association(h)
CMO Series 2012-129 Class IC
01/25/2041	3.500%	211,536	2,118
CMO Series 2012-144 Class HI
07/25/2042	3.500%	962,883	71,903
CMO Series 2013-1 Class AI
02/25/2043	3.500%	1,243,478	173,641
CMO Series 2020-55 Class MI
08/25/2050	2.500%	16,885,813	2,838,676
CMO Series 417 Class C4
02/25/2043	3.500%	4,724,245	939,418
Federal National Mortgage Association REMICS(e),(h)
CMO Series 2016-1 Class SJ
-1.0 x 30-day Average SOFR + 6.036% Cap 6.150% 02/25/2046	1.964%	10,196,631	1,221,452
CMO Series 2022-46 Class SG
-1.0 x 30-day Average SOFR + 6.000% Cap 6.000% 07/25/2052	1.928%	16,130,531	1,845,257
Federal National Mortgage Association REMICS(h)
CMO Series 2021-13 Class IO
03/25/2051	3.000%	12,776,053	2,160,832
CMO Series 2021-54 Class LI
04/25/2049	2.500%	17,966,109	2,497,286
Freddie Mac REMICS
CMO Series 5104 Class LH
06/25/2049	2.000%	4,168,206	3,541,000
Freddie Mac REMICS(e),(h)
CMO Series 5371 Class S
-1.0 x 30-day Average SOFR + 5.936% Cap 6.050% 08/15/2048	1.794%	19,141,976	2,311,108
CMO Series 5544 Class SC
30-day Average SOFR + 7.000% Cap 7.000% 06/25/2055	2.928%	13,369,537	1,812,263
CMO Series 5547 Class SE
-1.0 x 30-day Average SOFR + 5.100% Cap 5.100% 06/25/2055	1.028%	19,193,832	1,146,904
The accompanying Notes to Financial Statements are an integral part of this statement.
6
Columbia Quality Income Fund  | 2025

Portfolio of Investments (continued)
November 30, 2025 (Unaudited)
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Freddie Mac REMICS(e)
CMO Series 5513 Class MQ
30-day Average SOFR + 3.950% Cap 8.250% 06/25/2054	8.022%	7,567,089	7,829,087
CMO Series 5513 Class MU
30-day Average SOFR + 3.950% Cap 8.250% 11/25/2054	8.022%	12,661,866	13,132,914
CMO Series 5517 Class HT
30-day Average SOFR + 3.950% Floor 3.950%, Cap 8.250% 03/25/2055	8.022%	6,616,261	6,815,163
CMO Series 5532 Class MB
30-day Average SOFR + 3.950% Cap 8.250% 04/25/2055	8.022%	13,558,838	13,964,597
CMO Series 5533 Class F
30-day Average SOFR + 3.450% Floor 3.450%, Cap 7.950% 04/25/2055	7.522%	11,779,014	12,106,427
CMO Series 5542 Class F
30-day Average SOFR + 4.300% 05/25/2055	8.372%	6,825,714	6,988,062
CMO Series 5548 Class F
30-day Average SOFR + 4.600% Cap 8.700% 06/25/2055	8.672%	10,960,112	11,008,466
Freddie Mac REMICS(d),(e),(h)
CMO Series 5604 Class SN
-1.0 x 30-day Average SOFR + 5.550% Cap 5.550% 12/25/2055	1.459%	36,000,000	3,307,500
Government National Mortgage Association
12/15/2031- 02/15/2032	6.500%	96,975	100,858
01/15/2039- 08/20/2040	5.000%	3,450,856	3,554,246
04/20/2051	2.500%	19,011,965	16,271,857
CMO Series 2024-30 Class TQ
02/20/2064	5.000%	4,849,658	4,907,117
CMO Series 2024-80 Class DT
05/20/2064	3.000%	8,350,392	7,399,916
CMO Series 2024-80 Class PT
05/20/2064	3.500%	12,859,285	11,957,182
Government National Mortgage Association(j)
04/20/2048	4.500%	5,389,212	5,372,903
Government National Mortgage Association(h)
CMO Series 2012-121 Class PI
09/16/2042	4.500%	1,413,216	190,636
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2014-131 Class EI
09/16/2039	4.000%	2,676,991	145,206
CMO Series 2015-175 Class AI
10/16/2038	3.500%	7,058,463	463,208
CMO Series 2020-138 Class IN
09/20/2050	2.500%	11,404,560	1,944,703
CMO Series 2020-191 Class TI
12/20/2050	2.500%	7,773,735	1,145,280
CMO Series 2020-191 Class UC
12/20/2050	4.000%	14,254,879	3,192,796
CMO Series 2021-1 Class IB
01/20/2051	2.500%	16,959,700	2,509,971
CMO Series 2021-111 Class AI
06/20/2051	2.500%	14,997,263	2,197,161
CMO Series 2021-119 Class LI
07/20/2051	3.000%	16,893,837	2,880,529
CMO Series 2021-122 Class HI
11/20/2050	2.500%	14,389,903	1,950,338
CMO Series 2021-142 Class IX
08/20/2051	2.500%	19,972,284	2,748,664
CMO Series 2021-146 Class IK
08/20/2051	3.500%	18,138,157	3,410,329
CMO Series 2021-158 Class VI
09/20/2051	3.000%	14,821,266	2,360,264
CMO Series 2021-159 Class IP
09/20/2051	3.000%	11,181,302	1,746,074
CMO Series 2021-27 Class IN
02/20/2051	2.500%	10,594,074	1,547,186
CMO Series 2021-67 Class GI
04/20/2051	3.000%	15,914,359	2,680,188
CMO Series 2021-8 Class BI
01/20/2051	2.500%	16,865,221	3,015,319
Government National Mortgage Association(e),(h)
CMO Series 2014-131 Class BS
-1.0 x 1-month Term SOFR + 6.086% Cap 6.200% 09/16/2044	2.127%	8,150,048	1,066,607
CMO Series 2017-170 Class QS
-1.0 x 1-month Term SOFR + 6.086% Cap 6.200% 11/20/2047	2.126%	5,008,644	669,437
CMO Series 2018-1 Class SA
-1.0 x 1-month Term SOFR + 6.086% Cap 6.200% 01/20/2048	2.126%	6,074,858	872,708
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Quality Income Fund  | 2025
7

Portfolio of Investments (continued)
November 30, 2025 (Unaudited)
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2018-105 Class SA
-1.0 x 1-month Term SOFR + 6.086% Cap 6.200% 08/20/2048	2.126%	4,616,068	564,536
CMO Series 2018-139 Class KS
-1.0 x 1-month Term SOFR + 6.036% Cap 6.150% 10/20/2048	2.076%	2,886,358	389,660
CMO Series 2018-155 Class LS
-1.0 x 1-month Term SOFR + 6.036% Cap 6.150% 11/20/2048	2.076%	5,881,640	677,081
CMO Series 2018-21 Class WS
-1.0 x 1-month Term SOFR + 6.086% Cap 6.200% 02/20/2048	2.126%	5,585,353	889,063
CMO Series 2018-40 Class SC
-1.0 x 1-month Term SOFR + 6.086% Cap 6.200% 03/20/2048	2.126%	3,484,570	470,040
CMO Series 2018-63 Class HS
-1.0 x 1-month Term SOFR + 6.086% Cap 6.200% 04/20/2048	2.126%	3,991,766	539,472
CMO Series 2018-94 Class SA
-1.0 x 1-month Term SOFR + 6.086% Cap 6.200% 05/20/2048	2.126%	5,519,276	863,292
CMO Series 2018-97 Class MS
-1.0 x 1-month Term SOFR + 6.086% Cap 6.200% 07/20/2048	2.126%	4,603,570	584,375
CMO Series 2019-117 Class SA
-1.0 x 1-month Term SOFR + 5.986% Cap 6.100% 09/20/2049	2.026%	10,057,361	1,326,019
CMO Series 2019-119 Class GS
-1.0 x 1-month Term SOFR + 5.986% Floor 0.400%, Cap 6.100% 09/20/2049	2.026%	5,873,321	654,237
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2019-21 Class SH
-1.0 x 1-month Term SOFR + 5.936% Cap 6.050% 02/20/2049	1.976%	5,135,622	587,215
CMO Series 2019-23 Class SQ
1-month Term SOFR + 6.164% Cap 6.050% 02/20/2049	1.976%	5,805,838	810,768
CMO Series 2019-43 Class SE
-1.0 x 1-month Term SOFR + 5.986% Cap 6.100% 04/20/2049	2.026%	9,447,850	1,053,536
CMO Series 2019-52 Class AS
-1.0 x 1-month Term SOFR + 5.936% Cap 6.050% 04/16/2049	1.977%	13,172,398	2,008,614
CMO Series 2019-92 Class SD
-1.0 x 1-month Term SOFR + 5.986% Cap 6.100% 07/20/2049	2.026%	12,713,080	1,655,641
CMO Series 2020-104 Class SA
-1.0 x 1-month Term SOFR + 6.086% Cap 6.200% 07/20/2050	2.126%	9,386,381	1,237,417
CMO Series 2020-125 Class AS
-1.0 x 1-month Term SOFR + 6.136% Cap 6.250% 08/20/2050	2.176%	15,268,986	2,212,487
CMO Series 2020-125 Class SD
-1.0 x 1-month Term SOFR + 6.136% Cap 6.250% 08/20/2050	2.176%	10,673,882	1,566,007
CMO Series 2020-77 Class GS
-1.0 x 1-month Term SOFR + 5.936% Cap 6.050% 05/20/2049	1.976%	12,392,484	1,225,578
CMO Series 2020-79 Class S
-1.0 x 1-month Term SOFR + 5.986% Cap 6.100% 06/20/2050	2.026%	9,334,520	1,273,059
The accompanying Notes to Financial Statements are an integral part of this statement.
8
Columbia Quality Income Fund  | 2025

Portfolio of Investments (continued)
November 30, 2025 (Unaudited)
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2021-117 Class ES
-1.0 x 1-month Term SOFR + 6.186% Cap 6.300% 07/20/2051	2.226%	15,821,375	2,255,990
CMO Series 2021-161 Class SM
-1.0 x 1-month Term SOFR + 6.186% Cap 6.300% 09/20/2051	2.226%	17,081,757	2,576,182
CMO Series 2021-193 Class ES
30-day Average SOFR + 1.700% 11/20/2051	0.000%	125,851,846	340,190
CMO Series 2021-46 Class SE
-1.0 x 1-month Term SOFR + 6.186% Cap 6.300% 03/20/2051	2.226%	18,024,642	2,440,160
CMO Series 2022-126 Class SN
-1.0 x 30-day Average SOFR + 5.970% Cap 5.970% 07/20/2052	1.871%	18,652,728	2,198,879
CMO Series 2022-128 Class SD
-1.0 x 30-day Average SOFR + 5.980% Cap 5.980% 07/20/2052	1.881%	16,338,021	1,712,654
CMO Series 2022-152 Class SA
-1.0 x 30-day Average SOFR + 6.050% Cap 6.050% 09/20/2052	1.951%	26,597,862	2,865,340
CMO Series 2022-190 Class CS
-1.0 x 30-day Average SOFR + 6.050% Cap 6.050% 11/20/2049	1.976%	22,508,480	2,026,515
CMO Series 2022-190 Class GS
-1.0 x 1-month Term SOFR + 6.150% Cap 6.150% 07/20/2049	2.076%	26,490,673	3,569,462
CMO Series 2023-100 Class KS
-1.0 x 30-day Average SOFR + 6.850% Cap 6.850% 07/20/2053	2.751%	21,198,154	2,154,956
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2023-100 Class SC
-1.0 x 1-month Term SOFR + 5.936% Cap 6.050% 09/20/2049	1.976%	24,769,593	3,241,005
CMO Series 2023-113 Class CS
-1.0 x 30-day Average SOFR + 5.730% Cap 5.730% 08/20/2053	1.631%	13,312,768	913,224
CMO Series 2023-113 Class HS
1-month Term SOFR + 5.936% Cap 6.050% 09/20/2049	1.976%	28,472,351	3,473,650
CMO Series 2023-141 Class SQ
-1.0 x 1-month Term SOFR + 5.936% Cap 6.050% 12/20/2049	1.976%	20,651,667	2,606,583
CMO Series 2023-17 Class NS
-1.0 x 30-day Average SOFR + 6.150% Cap 6.150% 02/20/2053	2.051%	19,754,189	2,289,597
CMO Series 2023-17 Class SY
-1.0 x 1-month Term SOFR + 5.936% Cap 6.050% 05/20/2050	1.976%	20,169,866	2,299,562
CMO Series 2023-47 Class AS
-1.0 x 30-day Average SOFR + 6.350% Cap 6.350% 03/20/2053	2.251%	12,616,608	1,030,532
CMO Series 2023-81 Class SB
-1.0 x 30-day Average SOFR + 6.050% Cap 6.050% 06/20/2053	1.951%	12,960,125	904,176
CMO Series 2024-64 Class DS
-1.0 x 30-day Average SOFR + 5.400% Cap 5.400% 04/20/2054	1.301%	27,096,796	1,466,901
CMO Series 2024-79 Class SH
-1.0 x 30-day Average SOFR + 7.250% Cap 7.250% 05/20/2054	3.151%	13,293,914	1,999,906
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Quality Income Fund  | 2025
9

Portfolio of Investments (continued)
November 30, 2025 (Unaudited)
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2024-95 Class SW
-1.0 x 30-day Average SOFR + 5.400% Cap 5.400% 06/20/2054	1.301%	14,760,124	992,080
CMO Series 2024-97 Class KS
-1.0 x 30-day Average SOFR + 7.300% Cap 7.300% 06/20/2054	3.201%	18,024,363	2,604,493
Government National Mortgage Association(e)
CMO Series 2023-140 Class JS
-2.5 x 30-day Average SOFR + 16.050% Cap 16.050% 09/20/2053	5.851%	1,709,539	1,759,590
CMO Series 2025-39 Class M
30-day Average SOFR + 4.000% Floor 4.000%, Cap 7.700% 03/20/2055	6.823%	5,822,807	6,015,741
Government National Mortgage Association TBA(k)
12/20/2053	4.500%	65,000,000	63,564,160
12/18/2055	2.000%	12,000,000	9,988,445
12/18/2055	3.000%	17,000,000	15,335,319
Uniform Mortgage-Backed Security TBA(k)
12/16/2040	2.500%	20,000,000	18,905,298
12/16/2040	3.000%	36,000,000	34,637,044
12/13/2053	4.500%	91,000,000	89,075,321
12/13/2053	5.000%	7,000,000	6,985,131
12/13/2053	5.500%	22,000,000	22,277,333
12/12/2054	3.500%	40,000,000	36,993,830
12/11/2055	6.000%	19,000,000	19,453,134
Total Residential Mortgage-Backed Securities - Agency (Cost $1,160,757,740)			1,116,228,369

Residential Mortgage-Backed Securities - Non-Agency 19.1%

A&D Mortgage Trust(a),(l)
CMO Series 2024-NQM1 Class A1
02/25/2069	6.195%	1,666,271	1,679,287
CMO Series 2025-NQM4 Class A1
10/25/2070	5.225%	5,199,745	5,212,011
A&D Mortgage Trust(a),(g)
Subordinated CMO Series 2024-NQM1 Class B1
02/25/2069	8.468%	2,000,000	2,027,216
Arroyo Mortgage Trust(a),(g)
CMO Series 2019-3 Class M1
10/25/2048	4.204%	2,900,000	2,713,241
CHNGE Mortgage Trust(a),(g)
CMO Series 2022-2 Class A1
03/25/2067	3.757%	5,418,909	5,380,940
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2023-1 Class M1
03/25/2058	8.110%	6,144,000	6,142,358
CMO Series 2023-4 Class M1
09/25/2058	8.398%	5,480,320	5,570,282
CHNGE Mortgage Trust(a),(l)
CMO Series 2023-3 Class A1
07/25/2058	7.100%	2,668,403	2,684,410
CMO Series 2023-4 Class A1
09/25/2058	7.573%	1,943,650	1,966,356
CIM Trust(a),(g)
CMO Series 2020-R3 Class A1B
01/26/2060	4.000%	8,500,000	8,131,255
Citigroup Mortgage Loan Trust, Inc.(a),(g)
CMO Series 2009-11 Class 1A2
02/25/2037	6.915%	136,467	135,296
CMO Series 2014-A Class B2
01/25/2035	5.484%	282,657	281,452
Citigroup Mortgage Loan Trust, Inc.(a)
CMO Series 2015-RP2 Class B2
01/25/2053	4.250%	2,009,330	1,982,822
CSMC Trust(a),(g)
CMO Series 2022-NQM1 Class A3
11/25/2066	2.675%	4,364,535	3,858,308
EASY(a),(l)
CMO Series 2025-RTL1 Class A1
05/25/2040	6.456%	4,350,000	4,407,608
Easy Street Mortgage Loan Trust(a),(l)
CMO Series 2025-RTL2 Class A1
10/25/2040	5.606%	8,300,000	8,322,385
FIGRE Trust(a),(g)
CMO Series 2025-PF2 Class A
10/25/2055	5.017%	2,894,349	2,879,865
Subordinated CMO Series 2023-HE3 Class C
01/25/2042	7.310%	1,608,190	1,671,643
Freddie Mac STACR REMIC Trust(a),(e)
Subordinated CMO Series 2021-DNA1 Class B2
30-day Average SOFR + 4.750% 01/25/2051	8.822%	4,000,000	4,437,166
Subordinated CMO Series 2021-DNA5 Class B2
30-day Average SOFR + 5.500% 01/25/2034	9.572%	7,000,000	8,380,989
Freddie Mac Structured Agency Credit Risk Debt Notes(a),(e)
Subordinated CMO Series 2022-DNA2 Class B1
30-day Average SOFR + 4.750% 02/25/2042	8.822%	4,500,000	4,692,913
GCAT Trust(a),(g)
CMO Series 2021-CM1 Class A1
04/25/2065	2.469%	1,179,747	1,139,618
The accompanying Notes to Financial Statements are an integral part of this statement.
10
Columbia Quality Income Fund  | 2025

Portfolio of Investments (continued)
November 30, 2025 (Unaudited)
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2023-NQM4 Class A1
05/25/2067	4.250%	5,279,918	5,128,197
HTAP Issuer Trust(a)
CMO Series 2024-2 Class A
04/25/2042	6.500%	6,264,762	6,271,456
Imperial Fund Mortgage Trust(a),(g)
CMO Series 2021-NQM4 Class A3
01/25/2057	2.450%	6,177,415	5,589,674
Legacy Mortgage Asset Trust(a),(l)
CMO Series 2021-GS1 Class A1
10/25/2066	5.892%	3,321,068	3,322,785
LHOME Mortgage Trust(a),(l)
CMO Series 2024-RTL1 Class A1
01/25/2029	7.017%	10,000,000	10,034,482
Mello Mortgage Capital Acceptance(a),(l)
CMO Series 2024-SD1 Class M1
04/25/2054	4.000%	2,789,000	2,669,967
MFA Trust(a),(g)
CMO Series 2025-NQM4 Class A1
08/25/2070	5.229%	6,064,877	6,095,050
New Residential Mortgage Loan Trust(a),(g),(h)
CMO Series 2014-1A Class AIO
01/25/2054	2.047%	5,832,152	248,895
New Residential Mortgage Loan Trust(a),(g)
CMO Series 2022-NQM2 Class A2
03/27/2062	3.699%	4,420,000	3,637,743
Subordinated CMO Series 2019-RPL3 Class B3
07/25/2059	3.982%	12,000,000	10,120,121
NRZ Excess Spread-Collateralized Notes(a)
CMO Series 2021-GNT1 Class A
11/25/2026	3.474%	1,498,010	1,462,853
OBX Trust(a),(g)
CMO Series 2022-NQM3 Class A2
01/25/2062	3.833%	5,264,000	4,421,787
Preston Ridge Partners Mortgage Trust(a),(g)
CMO Series 2022-NQM1 Class M1
08/25/2067	5.397%	6,000,000	5,966,982
Preston Ridge Partners Mortgage Trust(a),(l)
CMO Series 2023-RCF2 Class A3
11/25/2053	4.000%	5,000,000	4,833,745
PRKCM Trust(a),(g)
CMO Series 2022-AFC1 Class A3
04/25/2057	4.100%	3,507,860	3,362,421
PRPM LLC(a),(l)
CMO Series 2024-RCF1 Class A2
01/25/2054	4.000%	3,600,000	3,506,016
CMO Series 2024-RCF1 Class A3
01/25/2054	4.000%	4,200,000	4,049,534
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2025-2 Class A2
05/25/2030	9.560%	3,000,000	3,013,429
CMO Series 2025-RCF3 Class A2
07/25/2055	5.250%	2,750,000	2,752,842
CMO Series 2025-RCF3 Class A3
07/25/2055	5.250%	2,000,000	1,995,693
CMO Series 2025-RCF4 Class M1A
08/25/2055	4.500%	2,200,000	2,114,968
PRPM Trust(a),(l)
CMO Series 2025-NQM4 Class A1
07/25/2070	4.980%	2,910,752	2,910,101
RCO IX Mortgage LLC(a),(l)
CMO Series 2025-4 Class A1
10/25/2030	5.285%	7,748,385	7,717,649
RCO Trust(a),(l)
CMO Series 2025-PR1 Class A
02/25/2055	6.250%	4,631,380	4,609,057
RUN Trust(a),(g)
CMO Series 2022-NQM1 Class M1
03/25/2067	4.033%	5,000,000	4,116,079
SAIF Securitization Trust(a),(l)
CMO Series 2025-CES1 Class A3
06/25/2065	5.991%	2,250,000	2,255,742
Saluda Grade Alternative Mortgage Trust(a),(g)
Subordinated CMO Series 2023-FIG4 Class CE
11/25/2053	49.381%	2,834,370	4,905,047
SG Residential Mortgage Trust(a),(g)
CMO Series 2019-3 Class M1
09/25/2059	3.526%	3,976,763	3,923,397
Splitero Trust(a)
CMO Series 2025-1 Class A1
12/25/2055	5.750%	4,300,000	4,272,622
Toorak Mortgage Trust(a),(g)
CMO Series 2024-RRTL1 Class M1
02/25/2039	9.162%	4,000,000	4,021,932
Unlock HEA Trust(a)
CMO Series 2023-1 Class A
10/25/2038	7.000%	3,129,106	3,131,789
Vendee Mortgage Trust(g),(h)
CMO Series 1998-1 Class 2IO
03/15/2028	0.000%	141,316	0
CMO Series 1998-3 Class IO
03/15/2029	0.000%	165,725	0
Verus Securitization Trust(a),(g)
CMO Series 2023-INV1 Class M1
02/25/2068	7.451%	4,200,000	4,194,230
Visio Trust(a)
CMO Series 2021-1R Class A3
05/25/2056	1.688%	1,301,366	1,222,397
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Quality Income Fund  | 2025
11

Portfolio of Investments (continued)
November 30, 2025 (Unaudited)
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Vista Point Securitization Trust(a),(l)
CMO Series 2024-CES3 Class A3
01/25/2055	6.194%	5,000,000	5,053,544
CMO Series 2025-CES2 Class A2
08/25/2055	5.768%	3,050,000	3,079,255
Total Residential Mortgage-Backed Securities - Non-Agency (Cost $219,086,791)			229,708,902

Call Option Contracts Purchased 0.9%
Value ($)
(Cost $12,602,485)	10,604,973

Put Option Contracts Purchased 0.4%
Value ($)
(Cost $9,970,222)	5,426,066

Money Market Funds 3.4%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 4.061%(m),(n)	40,856,766	40,844,509
Total Money Market Funds (Cost $40,843,755)		40,844,509
Total Investments in Securities (Cost: $1,585,488,165)		1,518,359,826
Other Assets & Liabilities, Net		(316,428,511)
Net Assets		1,201,931,315
At November 30, 2025, securities and/or cash totaling $13,071,965 were pledged as collateral.
Investments in derivatives
Long futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
3-Month SOFR	680	12/2025	USD	163,025,750	—	(81,488)
U.S. Treasury 5-Year Note	2,664	03/2026	USD	292,415,625	785,861	—
U.S. Treasury Ultra Bond	95	03/2026	USD	11,489,063	91,462	—
Total					877,323	(81,488)

Short futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
3-Month SOFR	(676)	06/2026	USD	(163,000,500)	26,329	—
U.S. Long Bond	(419)	03/2026	USD	(49,206,313)	—	(254,766)
U.S. Treasury 10-Year Note	(1,469)	03/2026	USD	(166,501,969)	—	(196,734)
U.S. Treasury 2-Year Note	(577)	03/2026	USD	(120,511,860)	—	(64,149)
Total					26,329	(515,649)

Call option contracts purchased
Description	Counterparty	Trading currency	Notional amount	Number of contracts	Exercise price/Rate	Expiration date	Cost ($)	Value ($)
10-Year OTC interest rate swap with Citi to receive exercise rate and pay SOFR	Citi	USD	129,000,000	129,000,000	3.50	07/09/2026	2,257,500	1,901,086
10-Year OTC interest rate swap with Morgan Stanley to receive exercise rate and pay SOFR	Morgan Stanley	USD	168,500,000	168,500,000	3.40	03/16/2026	2,325,300	1,101,484
10-Year OTC interest rate swap with Morgan Stanley to receive exercise rate and pay SOFR	Morgan Stanley	USD	100,000,000	100,000,000	3.50	06/05/2026	1,839,000	1,345,570
10-Year OTC interest rate swap with Morgan Stanley to receive exercise rate and pay SOFR	Morgan Stanley	USD	74,126,000	74,126,000	3.50	06/11/2026	1,223,079	1,015,919
30-Year OTC interest rate swap with Morgan Stanley to receive exercise rate and pay SOFR	Morgan Stanley	USD	30,503,000	30,503,000	3.50	10/29/2026	825,106	603,301
The accompanying Notes to Financial Statements are an integral part of this statement.
12
Columbia Quality Income Fund  | 2025

Portfolio of Investments (continued)
November 30, 2025 (Unaudited)
Call option contracts purchased (continued)
Description	Counterparty	Trading currency	Notional amount	Number of contracts	Exercise price/Rate	Expiration date	Cost ($)	Value ($)
5-Year OTC interest rate swap with Citi to receive exercise rate and pay SOFR	Citi	USD	130,000,000	130,000,000	3.30	03/30/2026	1,267,500	1,100,073
5-Year OTC interest rate swap with Morgan Stanley to receive exercise rate and pay SOFR	Morgan Stanley	USD	150,000,000	150,000,000	3.75	05/14/2026	2,865,000	3,537,540
Total							12,602,485	10,604,973

Put option contracts purchased
Description	Counterparty	Trading currency	Notional amount	Number of contracts	Exercise price/Rate	Expiration date	Cost ($)	Value ($)
10-Year OTC interest rate swap with Citi to receive SOFR and pay exercise rate	Citi	USD	50,000,000	50,000,000	3.75	12/04/2025	510,000	9,320
5-Year OTC interest rate swap with Citi to receive SOFR and pay exercise rate	Citi	USD	50,000,000	50,000,000	3.75	12/23/2025	400,000	3,950
5-Year OTC interest rate swap with Citi to receive SOFR and pay exercise rate	Citi	USD	300,000,000	300,000,000	3.35	03/18/2026	2,640,000	2,001,570
5-Year OTC interest rate swap with Goldman Sachs International to receive SOFR and pay exercise rate	Goldman Sachs International	USD	109,751,209	109,751,209	3.50	02/27/2026	713,383	369,148
5-Year OTC interest rate swap with Morgan Stanley to receive SOFR and pay exercise rate	Morgan Stanley	USD	100,000,000	100,000,000	3.55	12/29/2025	930,000	62,580
5-Year OTC interest rate swap with Morgan Stanley to receive SOFR and pay exercise rate	Morgan Stanley	USD	149,164,518	149,164,518	3.50	02/27/2026	1,055,339	501,715
5-Year OTC interest rate swap with Morgan Stanley to receive SOFR and pay exercise rate	Morgan Stanley	USD	225,000,000	225,000,000	3.60	05/06/2026	1,327,500	963,068
5-Year OTC interest rate swap with Morgan Stanley to receive SOFR and pay exercise rate	Morgan Stanley	USD	150,000,000	150,000,000	3.40	08/05/2026	2,394,000	1,514,715
Total							9,970,222	5,426,066

Call option contracts written
Description	Counterparty	Trading currency	Notional amount	Number of contracts	Exercise price/Rate	Expiration date	Premium received ($)	Value ($)
2-Year OTC interest rate swap with Citi to receive SOFR and pay exercise rate	Citi	USD	(420,000,000)	(420,000,000)	3.20	12/19/2025	(504,000)	(402,066)

Credit default swap contracts - buy protection
Reference entity	Counterparty	Maturity date	Pay fixed rate (%)	Payment frequency	Notional currency	Notional amount	Value ($)	Periodic payments receivable (payable) ($)	Upfront payments ($)	Upfront receipts ($)	Unrealized appreciation ($)	Unrealized depreciation ($)
CMBX North America Index, Series 11 BBB-	Citi	11/18/2054	3.000	Monthly	USD	5,000,000	642,008	(1,666)	647,107	—	—	(6,765)

The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Quality Income Fund  | 2025
13

Portfolio of Investments (continued)
November 30, 2025 (Unaudited)
Credit default swap contracts - sell protection
Reference entity	Counterparty	Maturity date	Receive fixed rate (%)	Payment frequency	Implied credit spread (%)*	Notional currency	Notional amount	Value ($)	Periodic payments receivable (payable) ($)	Upfront payments ($)	Upfront receipts ($)	Unrealized appreciation ($)	Unrealized depreciation ($)
CMBX North America Index, Series 10 BBB-	Citi	11/17/2059	3.000	Monthly	31.330	USD	4,999,297	(1,065,382)	1,667	—	(972,279)	—	(91,436)
CMBX North America Index, Series 10 BBB-	Citi	11/17/2059	3.000	Monthly	31.330	USD	4,999,297	(1,065,382)	1,666	—	(551,187)	—	(512,529)
CMBX North America Index, Series 16 BBB-	Goldman Sachs International	04/17/2065	3.000	Monthly	7.307	USD	5,000,000	(868,746)	1,666	—	(636,330)	—	(230,750)
CMBX North America Index, Series 17 BBB-	Goldman Sachs International	12/15/2056	3.000	Monthly	6.109	USD	18,000,000	(2,551,502)	6,000	—	(2,678,787)	133,285	—
CMBX North America Index, Series 17 BBB-	Goldman Sachs International	12/15/2056	3.000	Monthly	6.109	USD	3,000,000	(425,250)	999	—	(288,470)	—	(135,781)
CMBX North America Index, Series 10 BBB-	Morgan Stanley	11/17/2059	3.000	Monthly	31.330	USD	9,998,594	(2,130,763)	3,332	—	(1,434,216)	—	(693,215)
CMBX North America Index, Series 7 BBB-	Morgan Stanley	01/17/2047	3.000	Monthly	20.036	USD	2,008,924	(301,834)	671	—	(94,379)	—	(206,784)
Total								(8,408,859)	16,001	—	(6,655,648)	133,285	(1,870,495)
* Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
Notes to Portfolio of Investments
(a)
Represents privately placed and other securities and instruments exempt from Securities and Exchange Commission registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. At November 30, 2025, the total value of these securities amounted to $339,660,851, which represents 28.26% of total net assets.

(b)	Principal amount represents ownership shares of the Trust.
(c)
Security represents a pool of loans that generate cash payments generally over fixed periods of time. Such securities entitle the security holders to receive distributions (i.e. principal and interest, net of fees and expenses) that are tied to the payments made by the borrower on the underlying loans. Due to the structure of the security the cash payments received are not known until the time of payment. The interest rate shown is the stated coupon rate as of November 30, 2025 and is not reflective of the cash flow payments.  The security is represented in shares.

(d)	Valuation based on significant unobservable inputs.
(e)	Variable rate security. The interest rate shown was the current rate as of November 30, 2025.
(f)
Represents fair value as determined in good faith under procedures approved by the Board of Trustees. At November 30, 2025, the total value of these securities amounted to $11,163,062, which represents 0.93% of total net assets.

(g)
Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown was the current rate as of November 30, 2025.

(h)	Represents interest only securities which have the right to receive the monthly interest payments on an underlying pool of mortgage loans.
(i)	Represents a security in default.
(j)	This security or a portion of this security has been pledged as collateral in connection with investments sold short and/or derivative contracts.
(k)	Represents a security purchased on a when-issued basis.
(l)
Represents a variable rate security with a step coupon where the rate adjusts according to a schedule for a series of periods, typically lower for an initial period and then increasing to a higher coupon rate thereafter. The interest rate shown was the current rate as of November 30, 2025.

(m)	The rate shown is the seven-day current annualized yield at November 30, 2025.
The accompanying Notes to Financial Statements are an integral part of this statement.
14
Columbia Quality Income Fund  | 2025

Portfolio of Investments (continued)
November 30, 2025 (Unaudited)
Notes to Portfolio of Investments (continued)
(n)
Under the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended November 30, 2025 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Realized gain (loss)($)	Dividends($)	End of period shares
Columbia Short-Term Cash Fund, 4.061%
	36,516,188	318,820,000	(314,493,374)	1,695	40,844,509	(4,357)	1,157,157	40,856,766
Abbreviation Legend
CMO	Collateralized Mortgage Obligation
SOFR	Secured Overnight Financing Rate
STRIPS	Separate Trading of Registered Interest and Principal Securities
TBA	To Be Announced
Currency Legend
USD	US Dollar
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
■
 Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date.  Valuation adjustments are not applied to Level 1 investments.
■
 Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
■
 Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Investments falling into the Level 3 category, if any, are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
The Fund’s Board of Trustees (the Board) has designated the Investment Manager, through its Valuation Committee (the Committee), as valuation designee, responsible for determining the fair value of the assets of the Fund for which market quotations are not readily available using valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. Representatives of Columbia Management Investment Advisers, LLC report to the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Quality Income Fund  | 2025
15

Portfolio of Investments (continued)
November 30, 2025 (Unaudited)
Fair value measurements   (continued)
The following table is a summary of the inputs used to value the Fund’s investments at November 30, 2025:
	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Investments in Securities
Asset-Backed Securities - Non-Agency	—	52,200,072	18,763,062	70,963,134
Commercial Mortgage-Backed Securities - Agency	—	5,595,058	—	5,595,058
Commercial Mortgage-Backed Securities - Non-Agency	—	38,988,815	—	38,988,815
Residential Mortgage-Backed Securities - Agency	—	1,112,920,869	3,307,500	1,116,228,369
Residential Mortgage-Backed Securities - Non-Agency	—	229,708,902	—	229,708,902
Call Option Contracts Purchased	—	10,604,973	—	10,604,973
Put Option Contracts Purchased	—	5,426,066	—	5,426,066
Money Market Funds	40,844,509	—	—	40,844,509
Total Investments in Securities	40,844,509	1,455,444,755	22,070,562	1,518,359,826
Investments in Derivatives
Asset
Futures Contracts	903,652	—	—	903,652
Swap Contracts	—	133,285	—	133,285
Liability
Futures Contracts	(597,137)	—	—	(597,137)
Call Option Contracts Written	—	(402,066)	—	(402,066)
Swap Contracts	—	(1,877,260)	—	(1,877,260)
Total	41,151,024	1,453,298,714	22,070,562	1,516,520,300
See the Portfolio of Investments for all investment classifications not indicated in the table.
The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.
Futures contracts and swap contracts are valued at unrealized appreciation (depreciation).
The following table is a reconciliation of Level 3 assets for which significant observable and unobservable inputs were used to determine fair value:
	Balance as of 05/31/2025 ($)	Increase (decrease) in accrued discounts/ premiums ($)	Realized gain (loss) ($)	Change in unrealized appreciation (depreciation)(a) ($)	Purchases ($)	Sales ($)	Transfers into Level 3 ($)	Transfers out of Level 3 ($)	Balance as of 11/30/2025 ($)
Asset-Backed Securities — Non-Agency	17,308,435	(994,270)	(36,875)	(88,407)	9,000,000	(3,425,971)	-	(2,999,850)	18,763,062
Residential Mortgage-Backed Securities — Agency	15,699,645	(1,459)	-	(32,291)	3,341,250	-	-	(15,699,645)	3,307,500
Total	33,008,080	(995,729)	(36,875)	(120,698)	12,341,250	(3,425,971)	-	(18,699,495)	22,070,562
(a) Change in unrealized appreciation (depreciation) relating to securities held at November 30, 2025 was $(120,698), which is comprised of Asset-Backed Securities — Non-Agency of $(88,407), and Residential Mortgage-Backed Securities — Agency of $(32,291).
Financial assets were transferred from Level 3 to Level 2 as observable market inputs were utilized and management determined that there was sufficient, reliable and observable market data to value these assets as of period end.
The Fund’s assets assigned to the Level 3 category are valued utilizing the valuation technique deemed the most appropriate in the circumstances. The following table is a summary of valuation technique(s) used to value the Fund’s investments at November 30, 2025:
	Valuation Technique	Value ($)
Asset-Backed Securities - Non-Agency	Single Market Quotes from Broker	18,763,062
Residential Mortgage-Backed Securities - Agency	Single Market Quotes from Broker	3,307,500
Total		22,070,562
The appropriateness of fair values for these securities is monitored on an ongoing basis which may include results of back testing, manual price reviews and other control procedures. Significant increases (decreases) to any of these inputs would have resulted in a significantly higher (lower) fair value measurement.
The accompanying Notes to Financial Statements are an integral part of this statement.
16
Columbia Quality Income Fund  | 2025

Statement of Assets and Liabilities
November 30, 2025 (Unaudited)

Assets
Investments in securities, at value
Unaffiliated issuers (cost $1,522,071,703)	$1,461,484,278
Affiliated issuers (cost $40,843,755)	40,844,509
Option contracts purchased (cost $22,572,707)	16,031,039
Cash	17,626
Cash collateral held at broker for:
Swap contracts	4,903,000
Unrealized appreciation on swap contracts	133,285
Upfront payments on swap contracts	647,107
Receivable for:
Capital shares sold	4,444,498
Dividends	126,409
Interest	4,334,436
Variation margin for futures contracts	563,536
Expense reimbursement due from Investment Manager	3,363
Prepaid expenses	7,483
Other assets	16,338
Total assets	1,533,556,907
Liabilities
Option contracts written, at value (premiums received $504,000)	402,066
Unrealized depreciation on swap contracts	1,877,260
Upfront receipts on swap contracts	6,655,648
Payable for:
Investments purchased on a delayed delivery basis	316,202,240
Capital shares redeemed	1,206,203
Distributions to shareholders	4,497,909
Variation margin for futures contracts	365,626
Management services fees	32,570
Distribution and/or service fees	2,639
Transfer agent fees	69,843
Compensation of chief compliance officer	107
Compensation of board members	2,869
Other expenses	51,754
Deferred compensation of board members	258,858
Total liabilities	331,625,592
Net assets applicable to outstanding capital stock	$1,201,931,315
Represented by
Paid in capital	1,573,933,688
Total distributable earnings (loss)	(372,002,373)
Total - representing net assets applicable to outstanding capital stock	$1,201,931,315
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Quality Income Fund  | 2025
17

Statement of Assets and Liabilities (continued)
November 30, 2025 (Unaudited)
Class A
Net assets	$178,064,973
Shares outstanding	9,611,850
Net asset value per share	$18.53
Maximum sales charge	3.00%
Maximum offering price per share (calculated by dividing the net asset value per share by 1.0 minus the maximum sales charge for Class A shares)	$19.10
Class C
Net assets	$3,418,290
Shares outstanding	184,205
Net asset value per share	$18.56
Institutional Class
Net assets	$392,415,201
Shares outstanding	21,197,433
Net asset value per share	$18.51
Institutional 2 Class
Net assets	$13,151,854
Shares outstanding	710,499
Net asset value per share	$18.51
Institutional 3 Class
Net assets	$614,880,997
Shares outstanding	33,346,308
Net asset value per share	$18.44
The accompanying Notes to Financial Statements are an integral part of this statement.
18
Columbia Quality Income Fund  | 2025

Statement of Operations
Six Months Ended November 30, 2025 (Unaudited)

Net investment income
Income:
Dividends — affiliated issuers	$1,157,157
Interest	27,972,464
Interfund lending	123
Total income	29,129,744
Expenses:
Management services fees	3,071,310
Distribution and/or service fees
Class A	223,483
Class C	17,092
Transfer agent fees
Class A	123,972
Class C	2,371
Institutional Class	278,851
Institutional 2 Class	3,576
Institutional 3 Class	13,327
Custodian fees	17,428
Printing and postage fees	20,646
Registration fees	49,517
Accounting services fees	27,032
Legal fees	18,204
Interest on collateral	235,212
Compensation of chief compliance officer	107
Compensation of board members	11,810
Deferred compensation of board members	48,861
Other	13,705
Total expenses	4,176,504
Fees waived or expenses reimbursed by Investment Manager and its affiliates	(399,783)
Expense reduction	(2,667)
Total net expenses	3,774,054
Net investment income	25,355,690
Realized and unrealized gain (loss) — net
Net realized gain (loss) on:
Investments — unaffiliated issuers	2,535,810
Investments — affiliated issuers	(4,357)
Foreign currency translations	(50)
Futures contracts	(9,431,658)
Option contracts purchased	(6,749,489)
Option contracts written	5,791,591
Swap contracts	669,263
Net realized loss	(7,188,890)
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated issuers	53,858,629
Investments — affiliated issuers	1,695
Futures contracts	2,963,391
Option contracts purchased	(3,481,952)
Option contracts written	(1,470,149)
Swap contracts	(674,186)
Net change in unrealized appreciation (depreciation)	51,197,428
Net realized and unrealized gain	44,008,538
Net increase in net assets resulting from operations	$69,364,228
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Quality Income Fund  | 2025
19

Statement of Changes in Net Assets

	Six Months Ended November 30, 2025 (Unaudited)	Year Ended May 31, 2025
Operations
Net investment income	$25,355,690	$56,610,893
Net realized gain (loss)	(7,188,890)	18,640,979
Net change in unrealized appreciation (depreciation)	51,197,428	44,510,296
Net increase in net assets resulting from operations	69,364,228	119,762,168
Distributions to shareholders
Net investment income and net realized gains
Class A	(3,902,656)	(7,332,930)
Advisor Class	—	(386,929)
Class C	(61,660)	(103,289)
Institutional Class	(9,282,720)	(15,474,042)
Institutional 2 Class	(302,166)	(574,534)
Institutional 3 Class	(15,329,462)	(30,436,040)
Total distributions to shareholders	(28,878,664)	(54,307,764)
Decrease in net assets from capital stock activity	(112,622,868)	(145,257,071)
Total decrease in net assets	(72,137,304)	(79,802,667)
Net assets at beginning of period	1,274,068,619	1,353,871,286
Net assets at end of period	$1,201,931,315	$1,274,068,619
The accompanying Notes to Financial Statements are an integral part of this statement.
20
Columbia Quality Income Fund  | 2025

Statement of Changes in Net Assets  (continued)

	Six Months Ended		Year Ended
	November 30, 2025 (Unaudited)		May 31, 2025
	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity
Class A
Shares sold	248,172	4,539,814	723,270	12,939,415
Distributions reinvested	182,808	3,348,027	333,672	5,975,233
Shares redeemed	(783,025)	(14,327,566)	(3,216,494)	(57,130,752)
Net decrease	(352,045)	(6,439,725)	(2,159,552)	(38,216,104)
Advisor Class
Shares sold	—	—	36,602	655,403
Distributions reinvested	—	—	18,955	339,629
Shares redeemed	—	—	(1,347,226)	(23,741,339)
Net decrease	—	—	(1,291,669)	(22,746,307)
Class C
Shares sold	9,183	167,811	64,478	1,156,301
Distributions reinvested	3,322	60,948	5,423	97,271
Shares redeemed	(29,298)	(531,569)	(77,133)	(1,381,637)
Net decrease	(16,793)	(302,810)	(7,232)	(128,065)
Institutional Class
Shares sold	2,469,153	45,061,220	4,798,538	85,772,110
Distributions reinvested	483,544	8,848,555	825,619	14,773,231
Shares redeemed	(4,026,355)	(73,779,729)	(5,608,908)	(100,607,875)
Net increase (decrease)	(1,073,658)	(19,869,954)	15,249	(62,534)
Institutional 2 Class
Shares sold	122,809	2,250,333	435,277	7,865,242
Distributions reinvested	16,506	302,071	32,030	573,642
Shares redeemed	(134,625)	(2,472,942)	(729,989)	(12,858,775)
Net increase (decrease)	4,690	79,462	(262,682)	(4,419,891)
Institutional 3 Class
Shares sold	3,870,918	70,073,672	6,729,582	120,073,325
Distributions reinvested	820,827	14,955,702	1,661,793	29,613,307
Shares redeemed	(9,451,850)	(171,119,215)	(12,836,301)	(229,370,802)
Net decrease	(4,760,105)	(86,089,841)	(4,444,926)	(79,684,170)
Total net decrease	(6,197,911)	(112,622,868)	(8,150,812)	(145,257,071)
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Quality Income Fund  | 2025
21

Financial Highlights
The following table is intended to help you understand the Fund’s financial performance. Certain information reflects financial results for a single share of a class held for the periods shown. Per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total return assumes reinvestment of all dividends and distributions, if any. Total return does not reflect payment of sales charges, if any. Total return and portfolio turnover are not annualized for periods of less than one year. The ratios of expenses and net investment income are annualized for periods of less than one year. The portfolio turnover rate is calculated without regard to purchase and sales transactions of short-term instruments and certain derivatives, if any. If such transactions were included, the Fund’s portfolio turnover rate may be higher. A zero balance may reflect an amount rounding to less than $0.01 or 0.01%.
	Net asset value, beginning of period	Net investment income	Net realized and unrealized gain (loss)	Total from investment operations	Distributions from net investment income	Distributions from net realized gains	Total distributions to shareholders
Class A
Six Months Ended 11/30/2025 (Unaudited)	$17.93	0.35	0.65	1.00	(0.40)	—	(0.40)
Year Ended 5/31/2025	$17.10	0.69	0.80	1.49	(0.66)	—	(0.66)
Year Ended 5/31/2024	$17.89	0.67	(0.77)	(0.10)	(0.69)	—	(0.69)
Year Ended 5/31/2023	$20.05	0.58	(2.14)	(1.56)	(0.60)	—	(0.60)
Year Ended 5/31/2022	$22.86	0.46	(2.89)	(2.43)	(0.38)	—	(0.38)
Year Ended 5/31/2021(e)	$22.20	0.61	1.00	1.61	(0.68)	(0.27)	(0.95)
Class C
Six Months Ended 11/30/2025 (Unaudited)	$17.96	0.28	0.65	0.93	(0.33)	—	(0.33)
Year Ended 5/31/2025	$17.13	0.57	0.79	1.36	(0.53)	—	(0.53)
Year Ended 5/31/2024	$17.92	0.54	(0.77)	(0.23)	(0.56)	—	(0.56)
Year Ended 5/31/2023	$20.08	0.44	(2.13)	(1.69)	(0.47)	—	(0.47)
Year Ended 5/31/2022	$22.90	0.29	(2.89)	(2.60)	(0.22)	—	(0.22)
Year Ended 5/31/2021(e)	$22.24	0.44	1.00	1.44	(0.51)	(0.27)	(0.78)
Institutional Class
Six Months Ended 11/30/2025 (Unaudited)	$17.92	0.37	0.64	1.01	(0.42)	—	(0.42)
Year Ended 5/31/2025	$17.09	0.74	0.80	1.54	(0.71)	—	(0.71)
Year Ended 5/31/2024	$17.88	0.72	(0.78)	(0.06)	(0.73)	—	(0.73)
Year Ended 5/31/2023	$20.04	0.63	(2.14)	(1.51)	(0.65)	—	(0.65)
Year Ended 5/31/2022	$22.84	0.51	(2.87)	(2.36)	(0.44)	—	(0.44)
Year Ended 5/31/2021(e)	$22.19	0.66	1.00	1.66	(0.74)	(0.27)	(1.01)
Institutional 2 Class
Six Months Ended 11/30/2025 (Unaudited)	$17.92	0.38	0.64	1.02	(0.43)	—	(0.43)
Year Ended 5/31/2025	$17.09	0.75	0.80	1.55	(0.72)	—	(0.72)
Year Ended 5/31/2024	$17.88	0.73	(0.77)	(0.04)	(0.75)	—	(0.75)
Year Ended 5/31/2023	$20.04	0.64	(2.13)	(1.49)	(0.67)	—	(0.67)
Year Ended 5/31/2022	$22.84	0.53	(2.88)	(2.35)	(0.45)	—	(0.45)
Year Ended 5/31/2021(e)	$22.19	0.68	1.00	1.68	(0.76)	(0.27)	(1.03)
The accompanying Notes to Financial Statements are an integral part of this statement.
22
Columbia Quality Income Fund  | 2025

Financial Highlights (continued)

	Net asset value, end of period	Total return	Total gross expense ratio to average net assets(a)	Total net expense ratio to average net assets(a),(b)	Net investment income ratio to average net assets	Portfolio turnover	Net assets, end of period (000’s)
Class A
Six Months Ended 11/30/2025 (Unaudited)	$18.53	5.61%	0.95% (c)	0.89% (c),(d)	3.79%	180%	$178,065
Year Ended 5/31/2025	$17.93	8.81%	0.95% (c)	0.89% (c),(d)	3.89%	330%	$178,656
Year Ended 5/31/2024	$17.10	(0.52% )	0.95% (c)	0.90% (c),(d)	3.90%	375%	$207,275
Year Ended 5/31/2023	$17.89	(7.78% )	0.95% (c)	0.93% (c),(d)	3.14%	341%	$252,442
Year Ended 5/31/2022	$20.05	(10.74% )	0.89% (c)	0.89% (c),(d)	2.06%	207%	$323,845
Year Ended 5/31/2021 (e)	$22.86	7.36%	0.91% (c)	0.90% (c),(d)	2.69%	319%	$429,196
Class C
Six Months Ended 11/30/2025 (Unaudited)	$18.56	5.21%	1.70% (c)	1.64% (c),(d)	3.04%	180%	$3,418
Year Ended 5/31/2025	$17.96	7.99%	1.70% (c)	1.64% (c),(d)	3.17%	330%	$3,610
Year Ended 5/31/2024	$17.13	(1.26% )	1.70% (c)	1.65% (c),(d)	3.13%	375%	$3,566
Year Ended 5/31/2023	$17.92	(8.45% )	1.69% (c)	1.68% (c),(d)	2.36%	341%	$6,737
Year Ended 5/31/2022	$20.08	(11.44% )	1.64% (c)	1.64% (c),(d)	1.31%	207%	$12,902
Year Ended 5/31/2021 (e)	$22.90	6.54%	1.66% (c)	1.65% (c),(d)	1.94%	319%	$17,854
Institutional Class
Six Months Ended 11/30/2025 (Unaudited)	$18.51	5.69%	0.70% (c)	0.64% (c),(d)	4.05%	180%	$392,415
Year Ended 5/31/2025	$17.92	9.08%	0.70% (c)	0.64% (c),(d)	4.16%	330%	$399,048
Year Ended 5/31/2024	$17.09	(0.27% )	0.70% (c)	0.64% (c),(d)	4.17%	375%	$380,248
Year Ended 5/31/2023	$17.88	(7.56% )	0.70% (c)	0.68% (c),(d)	3.40%	341%	$291,134
Year Ended 5/31/2022	$20.04	(10.49% )	0.64% (c)	0.64% (c),(d)	2.30%	207%	$332,225
Year Ended 5/31/2021 (e)	$22.84	7.53%	0.66% (c)	0.65% (c),(d)	2.93%	319%	$519,577
Institutional 2 Class
Six Months Ended 11/30/2025 (Unaudited)	$18.51	5.73%	0.62% (c)	0.55% (c)	4.13%	180%	$13,152
Year Ended 5/31/2025	$17.92	9.18%	0.62% (c)	0.55% (c)	4.22%	330%	$12,645
Year Ended 5/31/2024	$17.09	(0.18% )	0.60% (c)	0.55% (c)	4.25%	375%	$16,547
Year Ended 5/31/2023	$17.88	(7.47% )	0.60% (c)	0.59% (c)	3.49%	341%	$18,400
Year Ended 5/31/2022	$20.04	(10.41% )	0.56% (c)	0.56% (c)	2.37%	207%	$24,711
Year Ended 5/31/2021 (e)	$22.84	7.62%	0.57% (c)	0.56% (c)	2.99%	319%	$41,073
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Quality Income Fund  | 2025
23

Financial Highlights (continued)

	Net asset value, beginning of period	Net investment income	Net realized and unrealized gain (loss)	Total from investment operations	Distributions from net investment income	Distributions from net realized gains	Total distributions to shareholders
Institutional 3 Class
Six Months Ended 11/30/2025 (Unaudited)	$17.85	0.38	0.64	1.02	(0.43)	—	(0.43)
Year Ended 5/31/2025	$17.02	0.76	0.80	1.56	(0.73)	—	(0.73)
Year Ended 5/31/2024	$17.81	0.74	(0.77)	(0.03)	(0.76)	—	(0.76)
Year Ended 5/31/2023	$19.96	0.65	(2.13)	(1.48)	(0.67)	—	(0.67)
Year Ended 5/31/2022	$22.75	0.54	(2.87)	(2.33)	(0.46)	—	(0.46)
Year Ended 5/31/2021(e)	$22.10	0.69	0.99	1.68	(0.76)	(0.27)	(1.03)

Notes to Financial Highlights
(a)
In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund’s reported expense ratios.

(b)	Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.
(c)	Ratios include interest on collateral expense. For the periods indicated below, if interest on collateral expense had been excluded, expenses would have been lower by:

Class	11/30/2025	5/31/2025	5/31/2024	5/31/2023	5/31/2022	5/31/2021
Class A	0.04%	0.04%	0.02%	0.02%	less than 0.01%	less than 0.01%
Class C	0.04%	0.04%	0.02%	0.02%	less than 0.01%	less than 0.01%
Institutional Class	0.04%	0.04%	0.02%	0.02%	less than 0.01%	less than 0.01%
Institutional 2 Class	0.04%	0.04%	0.02%	0.02%	less than 0.01%	less than 0.01%
Institutional 3 Class	0.04%	0.04%	0.02%	0.02%	less than 0.01%	less than 0.01%

(d)	The benefits derived from expense reductions had an impact of less than 0.01%.
(e)	Per share amounts have been adjusted on a retroactive basis to reflect a 4 to 1 reverse stock split completed after the close of business on September 11, 2020.
The accompanying Notes to Financial Statements are an integral part of this statement.
24
Columbia Quality Income Fund  | 2025

Financial Highlights (continued)

	Net asset value, end of period	Total return	Total gross expense ratio to average net assets(a)	Total net expense ratio to average net assets(a),(b)	Net investment income ratio to average net assets	Portfolio turnover	Net assets, end of period (000’s)
Institutional 3 Class
Six Months Ended 11/30/2025 (Unaudited)	$18.44	5.77%	0.57% (c)	0.51% (c)	4.18%	180%	$614,881
Year Ended 5/31/2025	$17.85	9.25%	0.56% (c)	0.50% (c)	4.29%	330%	$680,110
Year Ended 5/31/2024	$17.02	(0.15% )	0.55% (c)	0.50% (c)	4.31%	375%	$724,162
Year Ended 5/31/2023	$17.81	(7.42% )	0.54% (c)	0.54% (c)	3.54%	341%	$813,449
Year Ended 5/31/2022	$19.96	(10.38% )	0.51% (c)	0.51% (c)	2.45%	207%	$987,973
Year Ended 5/31/2021 (e)	$22.75	7.64%	0.52% (c)	0.52% (c)	3.05%	319%	$1,197,807
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Quality Income Fund  | 2025
25

Notes to Financial Statements
November 30, 2025 (Unaudited)
Note 1. Organization
Columbia Quality Income Fund (the Fund), a series of Columbia Funds Series Trust II (the Trust), is a diversified fund. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.
Fund shares
The Trust may issue an unlimited number of shares (without par value). The Fund offers each of the share classes listed in the Statement of Assets and Liabilities. Although all share classes generally have identical voting, dividend and liquidation rights, each share class votes separately when required by the Trust’s organizational documents or by law. Each share class has its own expense and sales charge structure. Different share classes may have different minimum initial investment amounts and pay different net investment income distribution amounts to the extent the expenses of distributing such share classes vary. Distributions to shareholders in a liquidation will be proportional to the net asset value of each share class.
As described in the Fund’s prospectus, Class A and Class C shares are offered to the general public for investment. Class C shares automatically convert to Class A shares after 8 years. Institutional Class, Institutional 2 Class and Institutional 3 Class shares are available for purchase through authorized investment professionals to omnibus retirement plans or to institutional investors and to certain other investors as also described in the Fund’s prospectus.
Note 2. Summary of significant accounting policies
Basis of preparation
The Fund is an investment company that applies the accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services - Investment Companies (ASC 946). The financial statements are prepared in accordance with U.S. generally accepted accounting principles (GAAP), which requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.
Segment reporting
The intent of FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures is to enable investors to better understand an entity’s overall performance and to assess its potential future cash flows through improved segment disclosures. The chief operating decision maker (CODM) for the Fund is Columbia Management Investment Advisers, LLC through its Investment Oversight Committee and Global Executive Group, which are responsible for assessing performance and making decisions about resource allocation. The CODM has determined that the Fund has a single operating segment because the CODM monitors the operating results of the Fund as a whole and the Fund’s long-term strategic asset allocation is pre-determined in accordance with the terms of its prospectus, based on a defined investment strategy which is executed by the Fund’s portfolio managers as a team. The financial information provided to and reviewed by the CODM is consistent with that presented within the Fund’s financial statements.
Security valuation
Asset- and mortgage-backed securities are generally valued by pricing services, which utilize pricing models that incorporate the securities’ cash flow and loan performance data. These models also take into account available market data, including trades, market quotations, and benchmark yield curves for identical or similar securities. Factors used to identify similar securities may include, but are not limited to, issuer, collateral type, vintage, prepayment speeds, collateral performance, credit ratings, credit enhancement and expected life. Asset-backed securities for which quotations are readily available may
26
Columbia Quality Income Fund  | 2025

Notes to Financial Statements (continued)
November 30, 2025 (Unaudited)
also be valued based upon an over-the-counter or exchange bid quote from an approved independent broker-dealer. Debt securities maturing in 60 days or less are valued primarily at amortized market value, unless this method results in a valuation that management believes does not approximate fair value.
Investments in open-end investment companies (other than exchange-traded funds (ETFs)), are valued at the latest net asset value reported by those companies as of the valuation time.
Futures and options on futures contracts are valued based upon the settlement price at the close of regular trading on their principal exchanges or, in the absence of a settlement price, at the mean of the latest quoted bid and ask prices.
Option contracts are valued at the mean of the latest quoted bid and ask prices on their primary exchanges. Option contracts, including over-the-counter option contracts, with no readily available market quotations are valued using mid-market evaluations from independent third-party vendors.
Swap transactions are valued through an independent pricing service or broker, or if neither is available, through an internal model based upon observable inputs.
Investments for which market quotations are not readily available, or that have quotations which management believes are not reflective of market value or reliable, are valued at fair value as determined in good faith under procedures approved by the Board of Trustees. If a security or class of securities (such as foreign securities) is valued at fair value, such value is likely to be different from the quoted or published price for the security, if available.
The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine fair value.
GAAP requires disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category. This information is disclosed following the Fund’s Portfolio of Investments.
Foreign currency transactions and translations
The values of all assets and liabilities denominated in foreign currencies are generally translated into U.S. dollars at exchange rates determined at the close of regular trading on the New York Stock Exchange. Net realized and unrealized gains (losses) on foreign currency transactions and translations include gains (losses) arising from the fluctuation in exchange rates between trade and settlement dates on securities transactions, gains (losses) arising from the disposition of foreign currency and currency gains (losses) between the accrual and payment dates on dividends, interest income and foreign withholding taxes.
For financial statement purposes, the Fund does not distinguish that portion of gains (losses) on investments which is due to changes in foreign exchange rates from that which is due to changes in market prices of the investments. Such fluctuations are included with the net realized and unrealized gains (losses) on investments in the Statement of Operations.
Derivative instruments
The Fund invests in certain derivative instruments, as detailed below, in seeking to meet its investment objectives. Derivatives are instruments whose values depend on, or are derived from, in whole or in part, the value of one or more securities, currencies, commodities, indices, or other assets or instruments. Derivatives may be used to increase investment flexibility (including to maintain cash reserves while maintaining desired exposure to certain assets), for risk management (hedging) purposes, to facilitate trading, to reduce transaction costs and to pursue higher investment returns. The Fund may also use derivative instruments to mitigate certain investment risks, such as foreign currency exchange rate risk, interest rate risk and credit risk. Derivatives may involve various risks, including the potential inability of the counterparty to fulfill its obligations under the terms of the contract, the potential for an illiquid secondary market (making it difficult for the Fund to sell or terminate, including at favorable prices) and the potential for market movements which may expose the Fund to gains or losses in excess of the amount shown in the Statement of Assets and Liabilities. The notional exposure of a financial instrument is the nominal or face amount that is used to calculate payments made on that instrument and/or changes in
Columbia Quality Income Fund  | 2025
27

Notes to Financial Statements (continued)
November 30, 2025 (Unaudited)
value for the instrument. The notional exposure is a hypothetical underlying quantity upon which payment obligations are computed. Notional exposures provide a gauge for how the Fund may behave given changes in the underlying rate, asset or reference instrument and individual markets. The notional amounts of derivative instruments, if applicable, are not recorded in the financial statements.
A derivative instrument may suffer a marked-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform its obligations under the contract. The Fund’s risk of loss from counterparty credit risk on over-the-counter derivatives is generally expected to be limited to the aggregate unrealized gain netted against any collateral held by the Fund and the amount of any variation margin held by the counterparty, plus any replacement costs or related amounts. With exchange-traded or centrally cleared derivatives, there is reduced counterparty credit risk to the Fund since the clearinghouse or central counterparty provides some protection in the case of clearing member default. The clearinghouse or central counterparty stands between the buyer and the seller of the contract; therefore, failure of the clearinghouse or central counterparty may pose additional counterparty credit risk. However, credit risk still exists in exchange-traded or centrally cleared derivatives with respect to initial and variation margin that is held in a broker’s customer account. While clearing brokers are required to segregate customer margin from their own assets, in the event that a clearing broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the clearing broker for all its clients and such shortfall is remedied by the central counterparty or otherwise, U.S. bankruptcy laws will typically allocate that shortfall on a pro-rata basis across all the clearing broker’s customers (including the Fund), potentially resulting in losses to the Fund.
In order to better define its contractual rights and to secure rights that will help the Fund mitigate its counterparty risk in respect of over-the-counter derivatives, the Fund may enter into an International Swaps and Derivatives Association, Inc. Master Agreement (ISDA Master Agreement) or similar agreement with its derivatives counterparties. An ISDA Master Agreement is an agreement between the Fund and a counterparty that governs over-the-counter derivatives and foreign exchange forward contracts and contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, the Fund may, under certain circumstances, offset with the counterparty certain derivative instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default (close-out netting), including the bankruptcy or insolvency of the counterparty. Note, however, that bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset or netting in bankruptcy, insolvency or other events.
Collateral (margin) requirements differ by type of derivative. Margin requirements are established by the clearinghouse or central counterparty for exchange-traded and centrally cleared derivatives. Brokers can ask for margin in excess of the minimum in certain circumstances. Collateral terms for most over-the-counter derivatives are subject to regulatory requirements to exchange variation margin with trading counterparties and may have contract specific margin terms as well. For over-the-counter derivatives traded under an ISDA Master Agreement, the collateral requirements are typically calculated by netting the marked-to-market amount for each transaction under such agreement and comparing that amount to the value of any variation margin currently pledged by the Fund and/or the counterparty. Generally, the amount of collateral due from or to a party has to exceed a minimum transfer amount threshold (e.g., $250,000) before a transfer has to be made. To the extent amounts due to the Fund from its counterparties are not fully collateralized, contractually or otherwise, the Fund bears the risk of loss from counterparty nonperformance. The Fund may also pay interest expense on cash collateral received from the broker or receive interest income on cash collateral pledged to the broker. The Fund attempts to mitigate counterparty risk by only entering into agreements with counterparties that it believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties.
Certain ISDA Master Agreements allow counterparties of over-the-counter derivatives transactions to terminate derivatives contracts prior to maturity in the event the Fund’s net asset value declines by a stated percentage over a specified time period or if the Fund fails to meet certain terms of the ISDA Master Agreement, which would cause the Fund to accelerate payment of any net liability owed to the counterparty.  The Fund also has termination rights if the counterparty fails to meet certain terms of the ISDA Master Agreement.  In determining whether to exercise such termination rights, the Fund would consider, in addition to counterparty credit risk, whether termination would result in a net liability owed from the counterparty.
28
Columbia Quality Income Fund  | 2025

Notes to Financial Statements (continued)
November 30, 2025 (Unaudited)
For financial reporting purposes, the Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Statement of Assets and Liabilities.
Futures contracts
Futures contracts are exchange-traded and represent commitments for the future purchase or sale of an asset at a specified price on a specified date. The Fund bought and sold futures contracts to manage the duration and yield curve exposure of the Fund versus the benchmark and to manage exposure to movements in interest rates. These instruments may be used for other purposes in future periods. Upon entering into futures contracts, the Fund bears risks that it may not achieve the anticipated benefits of the futures contracts and may realize a loss. Additional risks include counterparty credit risk, the possibility of an illiquid market, and that a change in the value of the contract or option may not correlate with changes in the value of the underlying asset.
Upon entering into a futures contract, the Fund deposits cash or securities with the broker, known as a futures commission merchant (FCM), in an amount sufficient to meet the initial margin requirement. The initial margin deposit must be maintained at an established level over the life of the contract. Cash deposited as initial margin is recorded in the Statement of Assets and Liabilities as margin deposits. Securities deposited as initial margin are designated in the Portfolio of Investments. Subsequent payments (variation margin) are made or received by the Fund each day. The variation margin payments are equal to the daily change in the contract value and are recorded as variation margin receivable or payable and are offset in unrealized gains or losses. The Fund generally expects to earn interest income on its margin deposits. The Fund recognizes a realized gain or loss when the contract is closed or expires. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed in the Statement of Assets and Liabilities.
Options contracts
Options are contracts which entitle the holder to purchase or sell securities or other identified assets at a specified price, or in the case of index option contracts, to receive or pay the difference between the index value and the strike price of the index option contract. Option contracts can be either exchange-traded or over-the-counter. The Fund purchased and has written option contracts to manage exposure to fluctuations in interest rates and to manage convexity risk. These instruments may be used for other purposes in future periods. Completion of transactions for option contracts traded in the over-the-counter market depends upon the performance of the other party. Collateral may be collected or posted by the Fund to secure over-the-counter option contract trades. Collateral held or posted by the Fund for such option contract trades must be returned to the broker or the Fund upon closure, exercise or expiration of the contract.
Options contracts purchased are recorded as investments. When the Fund writes an options contract, the premium received is recorded as an asset and an amount equivalent to the premium is recorded as a liability in the Statement of Assets and Liabilities and is subsequently adjusted to reflect the current fair value of the option written. Changes in the fair value of the written option are recorded as unrealized appreciation or depreciation until the contract is exercised or has expired. The Fund realizes a gain or loss when the option contract is closed or expires. When option contracts are exercised, the proceeds on sales for a written call or purchased put option contract, or the purchase cost for a written put or purchased call option contract, is adjusted by the amount of premium received or paid.
For over-the-counter options purchased, the Fund bears the risk of loss of the amount of the premiums paid plus the positive change in market values net of any collateral held by the Fund should the counterparty fail to perform under the contracts. Option contracts written by the Fund do not typically give rise to significant counterparty credit risk, as options written generally obligate the Fund and not the counterparty to perform. The risk in writing a call option contract is that the Fund gives up the opportunity for profit if the market price of the security increases above the strike price and the option contract is exercised. The risk in writing a put option contract is that the Fund may incur a loss if the market price of the security decreases below the strike price and the option contract is exercised. Exercise of a written option could result in the Fund purchasing or selling a security or foreign currency when it otherwise would not, or at a price different from the current market value. In purchasing and writing options, the Fund bears the risk of an unfavorable change in the value of the underlying instrument or the risk that the Fund may not be able to enter into a closing transaction due to an illiquid market.
Columbia Quality Income Fund  | 2025
29

Notes to Financial Statements (continued)
November 30, 2025 (Unaudited)
Interest rate swaption contracts
Interest rate swaption contracts entered into by the Fund typically represent an option that gives the purchaser the right, but not the obligation, to enter into an interest rate swap contract on a future date. Each interest rate swaption contract will specify if the buyer is entitled to receive the fixed or floating rate if the interest rate is exercised. Changes in the value of purchased interest rate swaption contracts are reported as unrealized appreciation or depreciation on options in the Statement of Assets and Liabilities. Gain or loss is recognized in the Statement of Operations when the interest rate swaption contract is closed or expires.
When the Fund writes an interest rate swaption contract, the premium received is recorded as an asset and an amount equivalent to the premium is recorded as a liability in the Statement of Assets and Liabilities and is subsequently adjusted to reflect the current fair value of the interest rate swaption contract written. Premiums received from writing interest rate swaption contracts that expire unexercised are recorded by the Fund on the expiration date as realized gains from options written in the Statement of Operations. The difference between the premium and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is also recorded as realized gain, or if the premium is less than the amount paid for the closing purchase, as realized loss. These amounts are reflected as net realized gain (loss) on options written in the Statement of Operations.
Swap contracts
Swap contracts are negotiated in the over-the-counter market and are entered into bilaterally or centrally cleared (centrally cleared swap contract). In a centrally cleared swap contract, immediately following execution of the swap contract with a broker, the swap contract is novated to a central counterparty and the central counterparty becomes the Fund’s counterparty to the centrally cleared swap contract. The Fund is required to deposit initial margin with the futures commission merchant (FCM), which pledges it through to the central counterparty in the form of cash or securities in an amount that varies depending on the size and risk profile of the particular swap contract. Securities deposited as initial margin are designated in the Portfolio of Investments and cash deposited is recorded in the Statement of Assets and Liabilities as margin deposits. For a bilateral swap contract, the Fund has credit exposure to the broker, but exchanges daily variation margin with the broker based on the mark-to-market value of the swap contract to minimize that exposure. For centrally cleared swap contracts, there is less credit exposure to the FCM than in the case of an over-the-counter derivative, because the central counterparty stands between the Fund and the relevant buyer/seller on the other side of the contract. Swap contracts are marked-to-market daily and changes in value are recorded as unrealized appreciation (depreciation). The daily change in valuation of centrally cleared swap contracts, if any, is recorded as a receivable or payable for variation margin in the Statement of Assets and Liabilities.
Entering into these contracts involves, to varying degrees, elements of interest, liquidity and counterparty credit risk in excess of the amounts recognized in the Statement of Assets and Liabilities. Such risks involve the possibility that there may be unfavorable changes in interest rates, market conditions or other conditions, that it may be difficult to initiate a swap transaction or liquidate a position at an advantageous time or price which may result in significant losses, and that the bilateral counterparty, FCM or central counterparty, as applicable, may not fulfill its obligation under the contract.
Credit default swap contracts
The Fund entered into credit default swap contracts to manage credit risk exposure. These instruments may be used for other purposes in future periods. Credit default swap contracts are transactions in which one party pays fixed periodic payments to a counterparty in consideration for an agreement from the counterparty to make a specific payment should a specified credit event(s) take place. Although specified credit events are contract specific, credit events are typically bankruptcy, failure to pay, restructuring, obligation acceleration, obligation default, or repudiation/moratorium.
As the purchaser of a credit default swap contract, the Fund purchases protection by paying a periodic interest rate on the notional amount to the counterparty. The interest amount is accrued daily as a component of unrealized appreciation (depreciation) and is recorded as a realized loss upon payment. If a credit event as specified in the contract occurs, the Fund may have the option either to deliver the reference obligation to the seller in exchange for a cash payment of its par amount, or to receive a net cash settlement equal to the par amount less an agreed-upon value of the reference obligation as of the date of the credit event. The difference between the value of the obligation or cash delivered and the notional amount received will be recorded as a realized gain (loss).
30
Columbia Quality Income Fund  | 2025

Notes to Financial Statements (continued)
November 30, 2025 (Unaudited)
As the seller of a credit default swap contract, the Fund sells protection to a buyer and will generally receive a periodic interest rate on a notional amount. The interest amount is accrued daily as a component of unrealized appreciation (depreciation) and is recorded as a realized gain upon receipt of the payment. If a credit event as specified in the contract with the counterparty occurs, the Fund may either be required to accept the reference obligation from the buyer in exchange for a cash payment of its notional amount, or to pay the buyer a net cash settlement equal to the notional amount less an agreed-upon value of the reference obligation (recovery value) as of the date of the credit event. The difference between the value of the obligation or cash received and the notional amount paid will be recorded as a realized gain (loss). The maximum potential amount of undiscounted future payments the Fund could be required to make as the seller of protection under a credit default swap contract is equal to the notional amount of the reference obligation. These potential amounts may be partially offset by any recovery values of the respective reference obligations or upfront receipts upon entering into the agreement. The notional amounts and market values of all credit default swap contracts in which the Fund is the seller of protection, if any, are disclosed in the Credit Default Swap Contracts Outstanding schedule following the Portfolio of Investments.
As a protection seller, the Fund bears the risk of loss from the credit events specified in the contract with the counterparty. For credit default swap contracts on credit indices, quoted market prices and resulting market values serve as an indicator of the current status of the payment/performance risk. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the reference entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the contract.
Any upfront payment or receipt by the Fund upon entering into a credit default swap contract is recorded as an asset or liability, respectively, and amortized daily as a component of realized gain (loss) in the Statement of Operations. Credit default swap contracts are valued daily, and the change in value is recorded as unrealized appreciation (depreciation) until the termination of the swap, at which time a realized gain (loss) is recorded.
Credit default swap contracts can involve greater risks than if a fund had invested in the reference obligation directly since, in addition to general market risks, credit default swaps are subject to other risks including counterparty credit risk, leverage risk, hedging risk, correlation risk and liquidity risk.
Effects of derivative transactions in the financial statements
The following tables are intended to provide additional information about the effect of derivatives on the financial statements of the Fund, including: the fair value of derivatives by risk category and the location of those fair values in the Statement of Assets and Liabilities; and the impact of derivative transactions over the period in the Statement of Operations, including realized and unrealized gains (losses). The derivative instrument schedules following the Portfolio of Investments present additional information regarding derivative instruments outstanding at the end of the period, if any.
The following table is a summary of the fair value of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) at November 30, 2025:
	Asset derivatives
Risk exposure category	Statement of assets and liabilities location	Fair value ($)
Credit risk	Component of total distributable earnings (loss) — unrealized appreciation on swap contracts	133,285 *
Credit risk	Upfront payments on swap contracts	647,107
Interest rate risk	Component of total distributable earnings (loss) — unrealized appreciation on futures contracts	903,652 *
Interest rate risk	Investments, at value — Option contracts purchased	16,031,039
Total		17,715,083

Columbia Quality Income Fund  | 2025
31

Notes to Financial Statements (continued)
November 30, 2025 (Unaudited)
	Liability derivatives
Risk exposure category	Statement of assets and liabilities location	Fair value ($)
Credit risk	Component of total distributable earnings (loss) — unrealized depreciation on swap contracts	1,877,260 *
Credit risk	Upfront receipts on swap contracts	6,655,648
Interest rate risk	Component of total distributable earnings (loss) — unrealized depreciation on futures contracts	597,137 *
Interest rate risk	Option contracts written, at value	402,066
Total		9,532,111

*
Includes cumulative appreciation (depreciation) as reported in the tables following the Portfolio of Investments. Only the current day’s variation margin for futures and centrally cleared swaps, if any, is reported in receivables or payables in the Statement of Assets and Liabilities.

The following table indicates the effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in the Statement of Operations for the six months ended November 30, 2025:
Amount of realized gain (loss) on derivatives recognized in income
Risk exposure category	Futures contracts ($)	Option contracts purchased ($)	Option contracts written ($)	Swap contracts ($)	Total ($)
Credit risk	—	—	—	669,263	669,263
Interest rate risk	(9,431,658)	(6,749,489)	5,791,591	—	(10,389,556)
Total	(9,431,658)	(6,749,489)	5,791,591	669,263	(9,720,293)

Change in unrealized appreciation (depreciation) on derivatives recognized in income
Risk exposure category	Futures contracts ($)	Option contracts purchased ($)	Option contracts written ($)	Swap contracts ($)	Total ($)
Credit risk	—	—	—	(674,186)	(674,186)
Interest rate risk	2,963,391	(3,481,952)	(1,470,149)	—	(1,988,710)
Total	2,963,391	(3,481,952)	(1,470,149)	(674,186)	(2,662,896)
The following table is a summary of the average daily outstanding volume by derivative instrument for the six months ended November 30, 2025:
Derivative instrument	Average notional amounts ($)
Futures contracts — long	474,230,347
Futures contracts — short	604,011,346
Credit default swap contracts — buy protection	5,000,000
Credit default swap contracts — sell protection	47,395,138

Derivative instrument	Average value ($)
Option contracts purchased	15,410,043
Option contracts written	(419,562)
Asset- and mortgage-backed securities
The Fund may invest in asset-backed and mortgage-backed securities. The maturity dates shown represent the original maturity of the underlying obligation. Actual maturity may vary based upon prepayment activity on these obligations. All, or a portion, of the obligation may be prepaid at any time because the underlying asset may be prepaid. As a result, decreasing market interest rates could result in an increased level of prepayment. An increased prepayment rate will have the effect of shortening the maturity of the security. Unless otherwise noted, the coupon rates presented are fixed rates.
32
Columbia Quality Income Fund  | 2025

Notes to Financial Statements (continued)
November 30, 2025 (Unaudited)
Delayed delivery securities
The Fund may trade securities on other than normal settlement terms, including securities purchased or sold on a “when-issued” or "forward commitment" basis. This may increase risk to the Fund since the other party to the transaction may fail to deliver, which could cause the Fund to subsequently invest at less advantageous prices. The Fund designates cash or liquid securities in an amount equal to the delayed delivery commitment.
To be announced securities
The Fund may trade securities on a To Be Announced (TBA) basis. As with other delayed-delivery transactions, a seller agrees to issue a TBA security at a future date. However, the seller does not specify the particular securities to be delivered. Instead, the Fund agrees to accept any security that meets specified terms.
In some cases, Master Securities Forward Transaction Agreements (MSFTAs) may be used to govern transactions of certain forward-settling agency mortgage-backed securities, such as delayed-delivery and TBAs, between the Fund and counterparty. The MSFTA maintains provisions for, among other things, initiation and confirmation, payment and transfer, events of default, termination, and maintenance of collateral relating to such transactions.
Mortgage dollar roll transactions
The Fund may enter into mortgage “dollar rolls” in which the Fund sells securities for delivery in the current month and simultaneously contracts with the same counterparty to repurchase similar but not identical securities (same type, coupon and maturity) on a specified future date. These transactions may increase the Fund’s portfolio turnover rate. During the roll period, the Fund loses the right to receive principal and interest paid on the securities sold. However, the Fund may benefit because it receives negotiated amounts in the form of reductions of the purchase price for the future purchase plus the interest earned on the cash proceeds of the securities sold until the settlement date of the forward purchase. The Fund records the incremental difference between the forward purchase and sale of each forward roll as a realized gain or loss. Unless any realized gains exceed the income, capital appreciation, and gain or loss due to mortgage prepayments that would have been realized on the securities sold as part of the mortgage dollar roll, the use of this technique may diminish the investment performance of the Fund compared to what the performance would have been without the use of mortgage dollar rolls. Mortgage dollar rolls involve the risk that the market value of the securities the Fund is obligated to repurchase may decline below the repurchase price, or that the counterparty may default on its obligations. All cash proceeds will be invested in instruments that are permissible investments for the Fund. The Fund identifies cash or liquid securities in an amount equal to the forward purchase price. The Fund does not currently enter into mortgage dollar rolls that are accounted for as financing transactions.
Interest only and principal only securities
The Fund may invest in Interest Only (IO) or Principal Only (PO) securities. IOs are stripped securities entitled to receive all of the security’s interest, but none of its principal. IOs are particularly sensitive to changes in interest rates and therefore subject to greater fluctuations in price than typical interest bearing debt securities. IOs are also subject to credit risk because the Fund may not receive all or part of the interest payments if the issuer, obligor, guarantor or counterparty defaults on its obligation. Payments received for IOs are included in interest income in the Statement of Operations. Because no principal will be received at the maturity of an IO, adjustments are made to the cost of the security on a monthly basis until maturity. These adjustments are included in interest income in the Statement of Operations. POs are stripped securities entitled to receive the principal from the underlying obligation, but not the interest. POs are particularly sensitive to changes in interest rates and therefore are subject to fluctuations in price. POs are also subject to credit risk because the Fund may not receive all or part of its principal if the issuer, obligor, guarantor or counterparty defaults on its obligation. The Fund may also invest in IO or PO stripped mortgage-backed securities. Payments received for POs are treated as reductions to the cost and par value of the securities.
Columbia Quality Income Fund  | 2025
33

Notes to Financial Statements (continued)
November 30, 2025 (Unaudited)
Offsetting of assets and liabilities
The following table presents the Fund’s gross and net amount of assets and liabilities available for offset under netting arrangements with counterparties as well as any related collateral received or pledged by the Fund as of November 30, 2025:
	Citi (a)	Citi (a)	Goldman Sachs International	Morgan Stanley	Total
Assets
Call option contracts purchased	$3,001,159	-	-	7,603,814	10,604,973
Put option contracts purchased	2,014,840	-	369,148	3,042,078	5,426,066
OTC credit default swap contracts (b)	-	647,107	133,285	-	780,392
Total assets	5,015,999	647,107	502,433	10,645,892	16,811,431
Liabilities
Call option contracts written	402,066	-	-	-	402,066
OTC credit default swap contracts (b)	-	2,134,196	3,970,118	2,428,594	8,532,908
Total liabilities	402,066	2,134,196	3,970,118	2,428,594	8,934,974
Total financial and derivative net assets	4,613,933	(1,487,089)	(3,467,685)	8,217,298	7,876,457
Total collateral received (pledged) (c)	4,580,800	(1,313,000)	(3,467,685)	8,217,298	8,017,413
Net amount (d)	$33,133	(174,089)	-	-	(140,956)

(a)	Exposure can only be netted across transactions governed under the same master agreement with the same legal entity.
(b)
Over-the-Counter (OTC) swap contracts are presented at market value plus periodic payments receivable (payable), which is comprised of unrealized appreciation, unrealized depreciation, upfront payments and upfront receipts.

(c)	In some instances, the actual collateral received and/or pledged may be more than the amount shown due to overcollateralization.
(d)	Represents the net amount due from/(to) counterparties in the event of default.
Security transactions
Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.
Income recognition
Interest income is recorded on an accrual basis. Market premiums and discounts, including original issue discounts, are amortized and accreted, respectively, over the expected life of the security on all debt securities, unless otherwise noted. The Fund classifies gains and losses realized on prepayments received on mortgage-backed securities as adjustments to interest income.
The Fund may place a debt security on non-accrual status and reduce related interest income when it becomes probable that the interest will not be collected and the amount of uncollectible interest can be reasonably estimated. The Fund may also adjust accrual rates when it becomes probable the full interest will not be collected and a partial payment will be received. A defaulted debt security is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.
Dividend income is recorded on the ex-dividend date.
Expenses
General expenses of the Trust are allocated to the Fund and other funds of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the Fund are charged to the Fund. Expenses directly attributable to a specific class of shares are charged to that share class.
34
Columbia Quality Income Fund  | 2025

Notes to Financial Statements (continued)
November 30, 2025 (Unaudited)
Determination of class net asset value
All income, expenses (other than class-specific expenses, which are charged to that share class, as shown in the Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of the Fund on a daily basis, based on the relative net assets of each class, for purposes of determining the net asset value of each class.
Federal income tax status
The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of its investment company taxable income and net capital gain, if any, for its tax year, and as such will not be subject to federal income taxes. In addition, the Fund intends to distribute in each calendar year substantially all of its ordinary income, capital gain net income and certain other amounts, if any, such that the Fund should not be subject to federal excise tax. Therefore, no federal income or excise tax provision is recorded.
Distributions to shareholders
Distributions from net investment income, if any, are declared daily and paid monthly. Net realized capital gains, if any, are distributed at least annually. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.
Guarantees and indemnifications
Under the Trust’s organizational documents and, in some cases, by contract, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust or its funds. In addition, certain of the Fund’s contracts with its service providers contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined, and the Fund has no historical basis for predicting the likelihood of any such claims.
Recent accounting pronouncements and regulatory updates
Accounting Standards Update 2023-09 Income Taxes (Topic 740)
In December 2023, the FASB issued Accounting Standards Update No. 2023-09 Income Taxes (Topic 740) Improvements to Income Tax Disclosures. The amendments were issued to enhance the transparency and decision usefulness of income tax disclosures primarily related to rate reconciliation and income taxes paid information. The amendments are effective for annual periods beginning after December 15, 2024, with early adoption permitted. Management expects that the adoption of the amendments will not have a material impact on its financial statements.
Note 3. Fees and other transactions with affiliates
Management services fees
The Fund has entered into a Management Agreement with Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial). Under the Management Agreement, the Investment Manager provides the Fund with investment research and advice and is responsible for administrative and accounting services. The management services fee is an annual fee that is equal to a percentage of the Fund’s daily net assets that declines from 0.50% to 0.34% as the Fund’s net assets increase. The annualized effective management services fee rate for the six months ended November 30, 2025 was 0.49% of the Fund’s average daily net assets.
Compensation of Board members
Members of the Board of Trustees who are not officers or employees of the Investment Manager or Ameriprise Financial are compensated for their services to the Fund as disclosed in the Statement of Operations. Under a Deferred Compensation Plan (the Deferred Plan), these members of the Board of Trustees may elect to defer payment of up to 100% of their compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of certain funds managed by the Investment Manager. The Fund’s liability for these amounts is adjusted for market value changes and remains in the Fund until distributed in accordance with the Deferred Plan. All amounts payable under the Deferred Plan
Columbia Quality Income Fund  | 2025
35

Notes to Financial Statements (continued)
November 30, 2025 (Unaudited)
constitute a general unsecured obligation of the Fund. The expense for the Deferred Plan, which includes Trustees’ fees deferred during the current period as well as any gains or losses on the Trustees’ deferred compensation balances as a result of market fluctuations, is included in "Deferred compensation of board members" in the Statement of Operations.
Compensation of Chief Compliance Officer
The Board of Trustees has appointed a Chief Compliance Officer for the Fund in accordance with federal securities regulations. As disclosed in the Statement of Operations, a portion of the Chief Compliance Officer’s total compensation is allocated to the Fund, along with other allocations to affiliated registered investment companies managed by the Investment Manager and its affiliates, based on relative net assets.
Transfer agency fees
Under a Transfer and Dividend Disbursing Agent Agreement, Columbia Management Investment Services Corp. (the Transfer Agent), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, is responsible for providing transfer agency services to the Fund. The Transfer Agent has contracted with SS&C GIDS, Inc. (SS&C GIDS) to serve as sub-transfer agent. The Transfer Agent pays the fees of SS&C GIDS for services as sub-transfer agent and SS&C GIDS is not entitled to reimbursement for such fees from the Fund (with the exception of out-of-pocket fees).
The Fund pays the Transfer Agent a monthly transfer agency fee based on the number or the average value of accounts, depending on the type of account. In addition, the Fund pays the Transfer Agent a fee for shareholder services based on the number of accounts or on a percentage of the average aggregate value of the Fund’s shares maintained in omnibus accounts up to the lesser of the amount charged by the financial intermediary or a cap established by the Board of Trustees from time to time.
The Transfer Agent also receives compensation from the Fund for various shareholder services and reimbursements for certain out-of-pocket fees. Total transfer agency fees for Institutional 2 Class and Institutional 3 Class shares are subject to an annual limitation of not more than 0.07% and 0.02%, respectively, of the average daily net assets attributable to each share class.
For the six months ended November 30, 2025, the Fund’s annualized effective transfer agency fee rates as a percentage of average daily net assets of each class were as follows:
Effective rate (%)
Class A	0.14
Class C	0.14
Institutional Class	0.14
Institutional 2 Class	0.06
Institutional 3 Class	0.00
An annual minimum account balance fee of $20 may apply to certain accounts with a value below the applicable share class’s initial minimum investment requirements to reduce the impact of small accounts on transfer agency fees. These minimum account balance fees are remitted to the Fund and recorded as part of expense reductions in the Statement of Operations. For the six months ended November 30, 2025, these minimum account balance fees reduced total expenses of the Fund by $2,667.
Distribution and service fees
The Fund has entered into an agreement with Columbia Management Investment Distributors, Inc. (the Distributor), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, for distribution and shareholder services. Under a Plan and Agreement of Distribution, the Fund pays a fee at the maximum annual rates of up to 0.25% and 1.00% of the Fund’s average daily net assets attributable to Class A and Class C shares, respectively. For Class C shares, of the 1.00% fee, up to 0.75% can be reimbursed for distribution expenses and up to an additional 0.25% can be reimbursed for shareholder servicing expenses.
36
Columbia Quality Income Fund  | 2025

Notes to Financial Statements (continued)
November 30, 2025 (Unaudited)
The amount of distribution and shareholder services expenses incurred by the Distributor and not yet reimbursed (unreimbursed expense) was approximately $368,000 for Class C shares. This amount is based on the most recent information available as of September 30, 2025, and may be recovered from future payments under the distribution plan or contingent deferred sales charges (CDSCs). To the extent the unreimbursed expense has been fully recovered, the distribution and/or shareholder services fee is reduced.
Sales charges
Sales charges, including front-end charges and CDSCs, received by the Distributor for distributing Fund shares for the six months ended November 30, 2025, if any, are listed below:
	Front End (%)	CDSC (%)	Amount ($)
Class A	3.00	0.50 - 1.00 (a)	10,973
Class C	—	1.00 (b)	792

(a)
This charge is imposed on certain investments of between $1 million and $50 million redeemed within 18 months after purchase, as follows: 1.00% if redeemed within 12 months after purchase, and 0.50% if redeemed more than 12, but less than 18, months after purchase, with certain limited exceptions.

(b)	This charge applies to redemptions within 12 months after purchase, with certain limited exceptions.
The Fund’s other share classes are not subject to sales charges.
Expenses waived/reimbursed by the Investment Manager and its affiliates
The Investment Manager and certain of its affiliates have contractually agreed to waive fees and/or reimburse expenses (excluding certain fees and expenses described below) for the period(s) disclosed below, unless sooner terminated at the sole discretion of the Board of Trustees, so that the Fund’s net operating expenses, after giving effect to fees waived/expenses reimbursed and any balance credits and/or overdraft charges from the Fund’s custodian, do not exceed the following annual rate(s) as a percentage of the classes’ average daily net assets:
	October 1, 2025 through September 30, 2026 (%)	Prior to October 1, 2025 (%)
Class A	0.86	0.86
Class C	1.61	1.61
Institutional Class	0.61	0.61
Institutional 2 Class	0.53	0.51
Institutional 3 Class	0.48	0.47
Under the agreement governing these fee waivers and/or expense reimbursement arrangements, the following fees and expenses are excluded from the waiver/reimbursement commitment, and therefore will be paid by the Fund, if applicable: taxes (including foreign transaction taxes), expenses associated with investments in affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange-traded funds), transaction costs and brokerage commissions, costs related to any securities lending program, dividend expenses associated with securities sold short, inverse floater program fees and expenses, transaction charges and interest on borrowed money, interest, costs associated with shareholder meetings, infrequent and/or unusual expenses and any other expenses the exclusion of which is specifically approved by the Board of Trustees. This agreement may be modified or amended only with approval from the Investment Manager, certain of its affiliates and the Fund. In addition to the contractual agreement, the Investment Manager and certain of its affiliates have voluntarily agreed to waive fees and/or reimburse Fund expenses (excluding certain fees and expenses described above) so that Fund level expenses (expenses directly attributable to the Fund and not to a specific share class) are waived proportionately across all share classes. This arrangement may be revised or discontinued at any time. Any fees waived and/or expenses reimbursed under the expense reimbursement arrangements described above are not recoverable by the Investment Manager or its affiliates in future periods.
Note 4. Federal tax information
The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP because of temporary or permanent book to tax differences.
Columbia Quality Income Fund  | 2025
37

Notes to Financial Statements (continued)
November 30, 2025 (Unaudited)
At November 30, 2025, the approximate cost of all investments for federal income tax purposes and the aggregate gross approximate unrealized appreciation and depreciation based on that cost was:
Federal tax cost ($)	Gross unrealized appreciation ($)	Gross unrealized (depreciation) ($)	Net unrealized (depreciation) ($)
1,578,976,000	49,668,000	(118,133,000)	(68,465,000)
Tax cost of investments and unrealized appreciation/(depreciation) may also include timing differences that do not constitute adjustments to tax basis.
The following capital loss carryforwards, determined at May 31, 2025, may be available to reduce future net realized gains on investments, if any, to the extent permitted by the Internal Revenue Code.
No expiration short-term ($)	No expiration long-term ($)	Total ($)
(152,506,106)	(123,885,724)	(276,391,830)
Management of the Fund has concluded that there are no significant uncertain tax positions in the Fund that would require recognition in the financial statements. However, management’s conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). Generally, the Fund’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.
Note 5. Portfolio information
The cost of purchases and proceeds from sales of securities, excluding short-term investments and derivatives, if any, aggregated to $2,836,805,860 and $3,094,800,414, respectively, for the six months ended November 30, 2025, of which $2,746,278,475 and $2,972,469,323, respectively, were U.S. government securities. The amount of purchase and sale activity impacts the portfolio turnover rate reported in the Financial Highlights.
Note 6. Affiliated money market fund
The Fund invests in Columbia Short-Term Cash Fund, an affiliated money market fund established for the exclusive use by the Fund and other affiliated funds (the Affiliated MMF). The income earned by the Fund from such investments is included as Dividends - affiliated issuers in the Statement of Operations. As an investing fund, the Fund indirectly bears its proportionate share of the expenses of the Affiliated MMF. The Affiliated MMF prices its shares with a floating net asset value. The Securities and Exchange Commission has adopted amendments to money market fund rules requiring institutional prime money market funds like the Affiliated MMF to be subject to a discretionary liquidity fee of up to 2% if the imposition of such a fee is determined to be in the best interest of the Affiliated MMF and to a mandatory liquidity fee if daily net redemptions exceed 5% of net assets.
Note 7. Interfund lending
Pursuant to an exemptive order granted by the Securities and Exchange Commission, the Fund participates in a program (the Interfund Program) allowing each participating Columbia Fund (each, a Participating Fund) to lend money directly to and, except for closed-end funds and money market funds, borrow money directly from other Participating Funds for temporary purposes. The amounts eligible for borrowing and lending under the Interfund Program are subject to certain restrictions.
Interfund loans are subject to the risk that the borrowing fund could be unable to repay the loan when due, and a delay in repayment to the lending fund could result in lost opportunities and/or additional lending costs. The exemptive order is subject to conditions intended to mitigate conflicts of interest arising from the Investment Manager’s relationship with each Participating Fund.
38
Columbia Quality Income Fund  | 2025

Notes to Financial Statements (continued)
November 30, 2025 (Unaudited)
The Fund’s activity in the Interfund Program during the six months ended November 30, 2025 was as follows:
Borrower or lender	Average loan balance ($)	Weighted average interest rate (%)	Number of days with outstanding loans
Lender	900,000	4.92	1
Interest income earned by the Fund is recorded as Interfund lending in the Statement of Operations. The Fund had no outstanding interfund loans at November 30, 2025.
Note 8. Line of credit
The Fund has access to a revolving credit facility with a syndicate of banks led by JPMorgan Chase Bank, N.A., Citibank, N.A. and Wells Fargo Bank, N.A. whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. Pursuant to an October 23, 2025 amendment and restatement, the credit facility, which is an agreement between the Fund and certain other funds managed by the Investment Manager or an affiliated investment manager, severally and not jointly, permits aggregate borrowings up to $750 million. Interest is currently charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the federal funds effective rate, (ii) the secured overnight financing rate plus 0.10% and (iii) the overnight bank funding rate, plus 1.00% in each case. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. The Fund also pays a commitment fee equal to its pro rata share of the unused amount of the credit facility at a rate of 0.15% per annum. The commitment fee is included in other expenses in the Statement of Operations. This agreement expires annually in October unless extended or renewed. Prior to the October 23, 2025 amendment and restatement, the Fund had access to a revolving credit facility with a syndicate of banks led by JPMorgan Chase Bank, N.A., Citibank, N.A. and Wells Fargo Bank, N.A. which permitted collective borrowings up to $900 million. Interest was charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the federal funds effective rate, (ii) the secured overnight financing rate plus 0.10% and (iii) the overnight bank funding rate, plus 1.00% in each case.
The Fund had no borrowings during the six months ended November 30, 2025.
Note 9. Risks and uncertainties
An investment in the Fund involves risks, including market risk and concentration risk, among others. The value of the Fund’s holdings and the Fund’s net asset value may go down. These declines may be due to factors affecting a particular issuer, or the result of, among other things, political, regulatory, market, economic or social developments affecting the relevant market(s) more generally.
Global economies and financial markets are increasingly interconnected, and conditions and events in one country, region or financial market may adversely impact issuers in a different country, region or financial market. These risks may be magnified if certain events or developments adversely interrupt the global supply chain; in these and other circumstances, such risks might affect companies worldwide. As a result, local, regional or global events such as terrorism, war, other conflicts, natural disasters, disease/virus outbreaks and epidemics or other public health issues, recessions, depressions or other events – or the potential for such events – could have a significant negative impact on global economic and market conditions.
To the extent that the Fund concentrates its investment in particular issuers, countries, geographic regions, industries or sectors, the Fund may be subject to greater risks of adverse developments in such areas of focus than a fund that invests in a wider variety of issuers, countries, geographic regions, industries, sectors or investments.
Additional risk factors of the Fund are described more fully in the Fund’s Prospectus and Statement of Additional Information.
Shareholder concentration risk
At November 30, 2025, affiliated shareholders of record owned 72.6% of the outstanding shares of the Fund in one or more accounts. Fund shares sold to or redeemed by concentrated accounts may have a significant effect on the operations of the Fund. In the case of a large redemption, the Fund may be forced to sell investments at inopportune times, including its liquid
Columbia Quality Income Fund  | 2025
39

Notes to Financial Statements (continued)
November 30, 2025 (Unaudited)
positions, which may result in Fund losses and the Fund holding a higher percentage of less liquid positions. Large redemptions could result in decreased economies of scale and increased operating expenses for non-redeeming Fund shareholders.
Note 10. Subsequent events
Management has evaluated the events and transactions that have occurred through the date the financial statements were issued and noted no items requiring adjustment of the financial statements or additional disclosure.
Note 11. Information regarding pending and settled legal proceedings
Ameriprise Financial and certain of its affiliates are involved, in the normal course of business, in legal proceedings that include regulatory inquiries, arbitration and litigation (including class actions) concerning matters arising in connection with the conduct of their activities as part of a diversified financial services firm. Ameriprise Financial believes that the Fund is not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund. Ameriprise Financial is required to make quarterly (10-Q), annual (10-K) and, as necessary, 8-K filings with the Securities and Exchange Commission (SEC) on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.
There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased Fund redemptions, reduced sale of Fund shares or other adverse consequences to the Fund. Further, although we believe proceedings are not likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund, these proceedings are subject to uncertainties and, as such, it is inherently difficult to determine whether any loss is probable or even reasonably possible, or to reasonably estimate the amount of any loss that may result from such matters. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief, and may lead to further claims, examinations, adverse publicity or reputational damage, each of which could have a material adverse effect on the consolidated financial condition or results of operations or financial condition of Ameriprise Financial or one or more of its affiliates that provide services to the Fund.
40
Columbia Quality Income Fund  | 2025

 Approval of Management Agreement
(Unaudited)
Columbia Management Investment Advisers, LLC (the Investment Manager, and together with its domestic and global affiliates, Columbia Threadneedle Investments), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial), serves as the investment manager to Columbia Quality Income Fund (the Fund). Under a management agreement (the Management Agreement), the Investment Manager provides investment advice and other services to the Fund and other funds distributed by Columbia Management Investment Distributors, Inc. (collectively, the Funds).
On an annual basis, the Fund’s Board of Trustees (the Board), including the independent Board members (the Independent Trustees), considers renewal of the Management Agreement. The Investment Manager prepared detailed reports for the Board and its Contracts Committee (including its Contracts Subcommittee) in March, April and June 2025, including reports providing the results of analyses performed by a third-party data provider, Broadridge Financial Solutions, Inc. (Broadridge), and comprehensive responses by the Investment Manager to written requests for information by independent legal counsel to the Independent Trustees (Independent Legal Counsel), to assist the Board in making this determination.  In addition, throughout the year, the Board (or its committees or subcommittees) regularly meets with portfolio management teams and senior management personnel and reviews information prepared by the Investment Manager addressing the services the Investment Manager provides and Fund performance. The Board also accords appropriate weight to the work, deliberations and conclusions of the various committees (including their subcommittees), such as the Contracts Committee, the Investment Review Committee, the Audit Committee and the Compliance Committee in determining whether to continue the Management Agreement.
The Board, at its June 26, 2025 Board meeting (the June Meeting), considered the renewal of the Management Agreement for an additional one-year term. At the June Meeting, Independent Legal Counsel reviewed with the Independent Trustees various factors relevant to the Board’s consideration of advisory agreements and the Board’s legal responsibilities related to such consideration. The Independent Trustees considered such information as they, their legal counsel or the Investment Manager believed reasonably necessary to evaluate and to approve the continuation of the Management Agreement. Among other things, the information and factors considered included the following:
•
Information on the investment performance of the Fund relative to the performance of a group of mutual funds determined to be comparable to the Fund by Broadridge, as well as performance relative to one or more benchmarks;
•
Information on the Fund’s management fees and total expenses, including information comparing the Fund’s expenses to those of a group of comparable mutual funds, as determined by Broadridge;
•
The Investment Manager’s agreement to contractually limit or cap total operating expenses for the Fund so that total operating expenses (excluding certain fees and expenses, such as transaction costs and certain other investment related expenses, interest, taxes, acquired fund fees and expenses and infrequent and/or unusual expenses) would not exceed a specified annual rate, as a percentage of the Fund’s net assets;
•
Terms of the Management Agreement;
•
Descriptions of other agreements and arrangements with affiliates of the Investment Manager relating to the operations of the Fund, including agreements with respect to the provision of transfer agency and shareholder services to the Fund;
•
Descriptions of various services performed by the Investment Manager under the Management Agreement, including portfolio management and portfolio trading practices;
•
Information regarding any recently negotiated management fees of similarly-managed portfolios of other institutional clients of the Investment Manager;
•
Information regarding the resources of the Investment Manager, including information regarding senior management, portfolio managers and other personnel;
•
Information regarding the capabilities of the Investment Manager with respect to compliance monitoring services;
•
The profitability to the Investment Manager and its affiliates from their relationships with the Fund; and
Columbia Quality Income Fund  | 2025
41

Approval of Management Agreement (continued)
(Unaudited)
•
Report provided by the Board’s independent fee consultant, JDL Consultants, LLC (JDL).
Following an analysis and discussion of the foregoing, and the factors identified below, the Board, including all of the Independent Trustees, approved the renewal of the Management Agreement.
Nature, extent and quality of services provided by the Investment Manager
The Board analyzed various reports and presentations it had received detailing the services performed by the Investment Manager, as well as its history, expertise, resources and relative capabilities, and the qualifications of its personnel.
The Board specifically considered the many developments during recent years concerning the services provided by the Investment Manager. Among other things, the Board noted the organization and depth of the equity and credit research departments. The Board further observed the enhancements to the investment risk management department’s processes, systems and oversight over the past several years. The Board also took into account the broad scope of services provided by the Investment Manager to the Fund, including, among other services, investment, risk and compliance oversight. The Board also took into account the information it received concerning the Investment Manager’s ability to attract and retain key portfolio management personnel and that it has sufficient resources to provide competitive and adequate compensation to investment personnel.
In connection with the Board’s evaluation of the overall package of services provided by the Investment Manager, the Board also considered the nature, quality and range of administrative services provided to the Fund by the Investment Manager, as well as the achievements in 2024 in the performance of administrative services, and noted the various enhancements anticipated for 2025. In evaluating the quality of services provided under the Management Agreement, the Board also took into account the organization and strength of the Fund’s and its service providers’ compliance programs. The Board also reviewed the financial condition of the Investment Manager and its affiliates and each entity’s ability to carry out its responsibilities under the Management Agreement and the Fund’s other service agreements.
In addition, the Board discussed the acceptability of the terms of the Management Agreement, noting that no changes were proposed from the form of agreement previously approved. The Board also noted the wide array of legal and compliance services provided to the Fund under the Management Agreement.
After reviewing these and related factors (including investment performance as discussed below), the Board concluded, within the context of their overall conclusions, that the nature, extent and quality of the services provided to the Fund under the Management Agreement supported the continuation of the Management Agreement.
Investment performance
The Board carefully reviewed the investment performance of the Fund, including detailed reports providing the results of analyses performed by each of the Investment Manager, Broadridge and JDL collectively showing, for various periods (including since manager inception): (i) the performance of the Fund, (ii) the Fund’s performance relative to peers and benchmarks and (iii) the net assets of the Fund. The Board observed that Fund performance was well within the range of that of its peers.
The Board also reviewed a description of the third-party data provider’s methodology for identifying the Fund’s peer groups for purposes of performance and expense comparisons.
The Board also considered the Investment Manager’s performance and reputation generally. After reviewing these and related factors, the Board concluded, within the context of their overall conclusions, that the performance of the Fund and the Investment Manager, in light of other considerations, supported the continuation of the Management Agreement.
42
Columbia Quality Income Fund  | 2025

Approval of Management Agreement (continued)
(Unaudited)
Comparative fees, costs of services provided and the profits realized by the Investment Manager and its affiliates from their relationships with the Fund
The Board reviewed comparative fees and the costs of services provided under the Management Agreement. The Board members considered detailed comparative information set forth in an annual report on fees and expenses, including, among other things, data (based on analyses conducted by Broadridge and JDL) showing a comparison of the Fund’s expenses with median expenses paid by funds in its comparative peer universe, as well as data showing the Fund’s contribution to the Investment Manager’s profitability.
The Board considered the reports of JDL, which assisted in the Board’s analysis of the Funds’ performance and expenses and the reasonableness of the Funds’ fee rates. The Board accorded particular weight to the notion that a primary objective of the level of fees is to achieve a rational pricing model applied consistently across the various product lines in the Fund family, while assuring that the overall fees for each Fund (with certain exceptions) are generally in line with the current “pricing philosophy” such that Fund total expense ratios, in general, approximate or are lower than the median expense ratios of funds in the same Lipper comparison universe. The Board took into account that the Fund’s total expense ratio (after considering proposed expense caps/waivers) approximated the peer universe’s median expense ratio.
After reviewing these and related factors, the Board concluded, within the context of their overall conclusions, that the levels of management fees and expenses of the Fund, in light of other considerations, supported the continuation of the Management Agreement.
The Board also considered the profitability of the Investment Manager and its affiliates in connection with the Investment Manager providing management services to the Fund. With respect to the profitability of the Investment Manager and its affiliates, the Independent Trustees referred to information discussing the profitability to the Investment Manager and Ameriprise Financial from managing, operating and distributing the Funds. The Board considered that the profitability generated by the Investment Manager in 2024 had increased from 2023 levels due to a variety of factors, including the increased assets under management of the Funds. It also took into account the indirect economic benefits flowing to the Investment Manager or its affiliates in connection with managing or distributing the Funds, such as the enhanced ability to offer various other financial products to Ameriprise Financial customers, soft dollar benefits and overall reputational advantages. The Board noted that the fees paid by the Fund should permit the Investment Manager to offer competitive compensation to its personnel, make necessary investments in its business and earn an appropriate profit. After reviewing these and related factors, the Board concluded, within the context of their overall conclusions, that the costs of services provided and the profitability to the Investment Manager and its affiliates from their relationships with the Fund supported the continuation of the Management Agreement.
Economies of scale
The Board considered the potential existence of economies of scale in the provision by the Investment Manager of services to the Fund, and whether those economies of scale were shared with the Fund through breakpoints in investment management fees or other means, such as expense limitation arrangements and additional investments by the Investment Manager in investment, trading, compliance and other resources. The Board considered the economies of scale that might be realized as the Fund’s net asset level grows and took note of the extent to which Fund shareholders might also benefit from such growth. In this regard, the Board took into account that management fees decline as Fund assets exceed various breakpoints, all of which have not been surpassed. The Board observed that the Management Agreement thus provides for breakpoints in the management fee rate schedule that allow opportunities for shareholders to realize lower fees as Fund assets grow and that there are additional opportunities through other means for sharing economies of scale with shareholders.
Conclusion
The Board reviewed all of the above considerations in reaching its decision to approve the continuation of the Management Agreement. In reaching its conclusions, no single factor was determinative.
Columbia Quality Income Fund  | 2025
43

Approval of Management Agreement (continued)
(Unaudited)
On June 26, 2025, the Board, including all of the Independent Trustees, determined that fees payable under the Management Agreement were fair and reasonable in light of the extent and quality of services provided and approved the renewal of the Management Agreement.
44
Columbia Quality Income Fund  | 2025

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Columbia Quality Income Fund
P.O. Box 219104
Kansas City, MO 64121-9104

Please read and consider the investment objectives, risks, charges and expenses for any fund carefully before investing. For a prospectus and summary prospectus, which contains this and other important information about the Fund, go to
columbiathreadneedleus.com/investor/. The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.
Columbia Threadneedle Investments® (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved.
© 2025 Columbia Management Investment Advisers, LLC.
columbiathreadneedleus.com/investor/
SAR236_05_T01_(01/26)

Columbia Select Large Cap Value Fund
Semi-Annual Financial Statements and Additional Information
November 30, 2025 (Unaudited)

Not FDIC or NCUA Insured	No Financial Institution Guarantee	May Lose Value

Columbia Select Large Cap Value Fund | 2025

Portfolio of Investments
November 30, 2025 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities

Common Stocks 95.8%
Issuer	Shares	Value ($)
Communication Services 5.6%
Diversified Telecommunication Services 3.4%
Verizon Communications, Inc.	2,295,933	94,385,806
Interactive Media & Services 2.2%
Alphabet, Inc., Class A	184,757	59,155,496
Total Communication Services		153,541,302
Consumer Discretionary 2.9%
Specialty Retail 2.9%
Lowe’s Companies, Inc.	325,660	78,966,037
Total Consumer Discretionary		78,966,037
Consumer Staples 4.4%
Beverages 1.7%
Constellation Brands, Inc., Class A	344,646	47,002,822
Tobacco 2.7%
Philip Morris International, Inc.	465,428	73,295,601
Total Consumer Staples		120,298,423
Energy 10.0%
Energy Equipment & Services 3.0%
TechnipFMC PLC	1,815,273	82,159,256
Oil, Gas & Consumable Fuels 7.0%
Chevron Corp.	367,382	55,522,442
Marathon Petroleum Corp.	274,615	53,201,164
Williams Companies, Inc. (The)	1,376,434	83,866,123
Total		192,589,729
Total Energy		274,748,985
Financials 17.9%
Banks 10.8%
Bank of America Corp.	1,426,052	76,507,690
Citigroup, Inc.	715,934	74,170,763
JPMorgan Chase & Co.	224,580	70,311,506
Wells Fargo & Co.	866,433	74,383,273
Total		295,373,232
Capital Markets 2.9%
Morgan Stanley	478,678	81,212,509
Common Stocks (continued)
Issuer	Shares	Value ($)
Insurance 4.2%
American International Group, Inc.	835,247	63,612,412
MetLife, Inc.	662,891	50,750,935
Total		114,363,347
Total Financials		490,949,088
Health Care 13.2%
Health Care Providers & Services 10.5%
Centene Corp.(a)	1,034,538	40,698,725
Cigna Group (The)	291,616	80,859,284
CVS Health Corp.	1,094,186	87,928,787
Tenet Healthcare Corp.(a)	349,826	75,856,270
Total		285,343,066
Pharmaceuticals 2.7%
Bristol-Myers Squibb Co.	1,513,187	74,448,801
Total Health Care		359,791,867
Industrials 12.8%
Aerospace & Defense 5.8%
Boeing Co. (The)(a)	445,032	84,111,048
RTX Corp.	429,687	75,156,553
Total		159,267,601
Ground Transportation 2.0%
CSX Corp.	1,545,295	54,641,631
Machinery 2.0%
Caterpillar, Inc.	92,752	53,402,892
Passenger Airlines 3.0%
Southwest Airlines Co.	2,352,745	81,899,053
Total Industrials		349,211,177
Information Technology 14.2%
Electronic Equipment, Instruments & Components 2.5%
Corning, Inc.	822,848	69,283,802
IT Services 3.9%
EPAM Systems, Inc.(a)	573,646	107,271,802
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Select Large Cap Value Fund  | 2025
3

Portfolio of Investments (continued)
November 30, 2025 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Semiconductors & Semiconductor Equipment 4.5%
Applied Materials, Inc.	274,230	69,174,517
QUALCOMM, Inc.	313,054	52,621,247
Total		121,795,764
Software 3.3%
Salesforce, Inc.	324,277	74,758,820
Teradata Corp.(a)	516,374	14,788,951
Total		89,547,771
Total Information Technology		387,899,139
Materials 5.8%
Metals & Mining 5.8%
Barrick Mining Corp.	1,638,014	67,715,499
Freeport-McMoRan, Inc.	2,088,484	89,763,042
Total		157,478,541
Total Materials		157,478,541
Real Estate 2.8%
Specialized REITs 2.8%
American Tower Corp.	428,603	77,692,866
Total Real Estate		77,692,866
Common Stocks (continued)
Issuer	Shares	Value ($)
Utilities 6.2%
Electric Utilities 2.9%
PG&E Corp.	5,006,799	80,709,600
Independent Power and Renewable Electricity Producers 3.3%
AES Corp. (The)	6,328,058	88,972,495
Total Utilities		169,682,095
Total Common Stocks (Cost $1,524,326,767)		2,620,259,520

Money Market Funds 4.1%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 4.061%(b),(c)	111,189,373	111,156,016
Total Money Market Funds (Cost $111,149,363)		111,156,016
Total Investments in Securities (Cost: $1,635,476,130)		2,731,415,536
Other Assets & Liabilities, Net		3,346,783
Net Assets		2,734,762,319
Notes to Portfolio of Investments
(a)	Non-income producing investment.
(b)	The rate shown is the seven-day current annualized yield at November 30, 2025.
(c)
Under the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended November 30, 2025 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Realized gain (loss)($)	Dividends($)	End of period shares
Columbia Short-Term Cash Fund, 4.061%
	61,208,635	403,744,272	(353,802,025)	5,134	111,156,016	(2,661)	1,424,062	111,189,373
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
■
 Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date.  Valuation adjustments are not applied to Level 1 investments.
The accompanying Notes to Financial Statements are an integral part of this statement.
4
Columbia Select Large Cap Value Fund  | 2025

Portfolio of Investments (continued)
November 30, 2025 (Unaudited)
Fair value measurements   (continued)
■
 Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
■
 Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Investments falling into the Level 3 category, if any, are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
The Fund’s Board of Trustees (the Board) has designated the Investment Manager, through its Valuation Committee (the Committee), as valuation designee, responsible for determining the fair value of the assets of the Fund for which market quotations are not readily available using valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. Representatives of Columbia Management Investment Advisers, LLC report to the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
The following table is a summary of the inputs used to value the Fund’s investments at November 30, 2025:
	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Investments in Securities
Common Stocks
Communication Services	153,541,302	—	—	153,541,302
Consumer Discretionary	78,966,037	—	—	78,966,037
Consumer Staples	120,298,423	—	—	120,298,423
Energy	274,748,985	—	—	274,748,985
Financials	490,949,088	—	—	490,949,088
Health Care	359,791,867	—	—	359,791,867
Industrials	349,211,177	—	—	349,211,177
Information Technology	387,899,139	—	—	387,899,139
Materials	157,478,541	—	—	157,478,541
Real Estate	77,692,866	—	—	77,692,866
Utilities	169,682,095	—	—	169,682,095
Total Common Stocks	2,620,259,520	—	—	2,620,259,520
Money Market Funds	111,156,016	—	—	111,156,016
Total Investments in Securities	2,731,415,536	—	—	2,731,415,536
See the Portfolio of Investments for all investment classifications not indicated in the table.
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Select Large Cap Value Fund  | 2025
5

Statement of Assets and Liabilities
November 30, 2025 (Unaudited)

Assets
Investments in securities, at value
Unaffiliated issuers (cost $1,524,326,767)	$2,620,259,520
Affiliated issuers (cost $111,149,363)	111,156,016
Receivable for:
Capital shares sold	2,017,287
Dividends	3,003,430
Foreign tax reclaims	8,190
Expense reimbursement due from Investment Manager	30,938
Prepaid expenses	8,780
Other assets	20,934
Total assets	2,736,505,095
Liabilities
Payable for:
Capital shares redeemed	1,096,109
Management services fees	98,451
Distribution and/or service fees	7,872
Transfer agent fees	318,714
Compensation of chief compliance officer	204
Compensation of board members	3,910
Other expenses	52,880
Deferred compensation of board members	164,636
Total liabilities	1,742,776
Net assets applicable to outstanding capital stock	$2,734,762,319
Represented by
Paid in capital	1,408,822,456
Total distributable earnings (loss)	1,325,939,863
Total - representing net assets applicable to outstanding capital stock	$2,734,762,319
The accompanying Notes to Financial Statements are an integral part of this statement.
6
Columbia Select Large Cap Value Fund  | 2025

Statement of Assets and Liabilities (continued)
November 30, 2025 (Unaudited)
Class A
Net assets	$335,109,941
Shares outstanding	8,262,351
Net asset value per share	$40.56
Maximum sales charge	5.75%
Maximum offering price per share (calculated by dividing the net asset value per share by 1.0 minus the maximum sales charge for Class A shares)	$43.03
Class C
Net assets	$39,576,652
Shares outstanding	1,101,478
Net asset value per share	$35.93
Institutional Class
Net assets	$1,934,979,971
Shares outstanding	45,234,354
Net asset value per share	$42.78
Institutional 2 Class
Net assets	$131,388,548
Shares outstanding	3,068,581
Net asset value per share	$42.82
Institutional 3 Class
Net assets	$232,516,839
Shares outstanding	5,313,829
Net asset value per share	$43.76
Class R
Net assets	$43,038,360
Shares outstanding	1,086,343
Net asset value per share	$39.62
Class S
Net assets	$18,152,008
Shares outstanding	424,323
Net asset value per share	$42.78
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Select Large Cap Value Fund  | 2025
7

Statement of Operations
Six Months Ended November 30, 2025 (Unaudited)

Net investment income
Income:
Dividends — unaffiliated issuers	$26,619,719
Dividends — affiliated issuers	1,424,062
Interfund lending	159
Foreign taxes withheld	(61,983)
Total income	27,981,957
Expenses:
Management services fees	8,258,882
Distribution and/or service fees
Class A	395,098
Class C	189,765
Class R	95,284
Transfer agent fees
Class A	190,993
Class C	22,934
Institutional Class	1,042,573
Institutional 2 Class	31,717
Institutional 3 Class	4,773
Class R	23,018
Class S	11,815
Custodian fees	6,249
Printing and postage fees	47,893
Registration fees	68,879
Accounting services fees	16,211
Legal fees	27,074
Compensation of chief compliance officer	204
Compensation of board members	17,632
Deferred compensation of board members	34,569
Other	25,785
Total expenses	10,511,348
Fees waived or expenses reimbursed by Investment Manager and its affiliates	(3,168,082)
Fees waived by transfer agent
Institutional 2 Class	(1,705)
Expense reduction	(280)
Total net expenses	7,341,281
Net investment income	20,640,676
Realized and unrealized gain (loss) — net
Net realized gain (loss) on:
Investments — unaffiliated issuers	122,152,668
Investments — affiliated issuers	(2,661)
Net realized gain	122,150,007
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated issuers	257,269,685
Investments — affiliated issuers	5,134
Net change in unrealized appreciation (depreciation)	257,274,819
Net realized and unrealized gain	379,424,826
Net increase in net assets resulting from operations	$400,065,502
The accompanying Notes to Financial Statements are an integral part of this statement.
8
Columbia Select Large Cap Value Fund  | 2025

Statement of Changes in Net Assets

	Six Months Ended November 30, 2025 (Unaudited)	Year Ended May 31, 2025
Operations
Net investment income	$20,640,676	$44,651,957
Net realized gain	122,150,007	141,743,299
Net change in unrealized appreciation (depreciation)	257,274,819	(12,028,110)
Net increase in net assets resulting from operations	400,065,502	174,367,146
Distributions to shareholders
Net investment income and net realized gains
Class A	—	(12,140,067)
Class C	—	(1,181,464)
Institutional Class	—	(55,914,449)
Institutional 2 Class	—	(4,185,015)
Institutional 3 Class	—	(6,971,953)
Class R	—	(1,264,493)
Class S	—	(812,339)
Total distributions to shareholders	—	(82,469,780)
Decrease in net assets from capital stock activity	(10,963,529)	(135,397,163)
Total increase (decrease) in net assets	389,101,973	(43,499,797)
Net assets at beginning of period	2,345,660,346	2,389,160,143
Net assets at end of period	$2,734,762,319	$2,345,660,346
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Select Large Cap Value Fund  | 2025
9

Statement of Changes in Net Assets  (continued)

	Six Months Ended		Year Ended
	November 30, 2025 (Unaudited)		May 31, 2025
	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity
Class A
Shares sold	458,759	17,217,090	1,555,519	52,892,021
Distributions reinvested	—	—	221,015	7,563,140
Shares redeemed	(965,234)	(36,039,659)	(3,776,767)	(126,867,011)
Net decrease	(506,475)	(18,822,569)	(2,000,233)	(66,411,850)
Advisor Class
Shares sold	—	—	676,336	24,501,111
Shares redeemed	—	—	(11,961,520)	(456,765,658)
Net decrease	—	—	(11,285,184)	(432,264,547)
Class C
Shares sold	41,620	1,395,411	90,031	2,705,411
Distributions reinvested	—	—	31,618	965,295
Shares redeemed	(144,182)	(4,759,410)	(368,831)	(11,122,062)
Net decrease	(102,562)	(3,363,999)	(247,182)	(7,451,356)
Institutional Class
Shares sold	6,498,663	259,075,890	20,931,803	766,403,103
Distributions reinvested	—	—	1,233,988	44,423,571
Shares redeemed	(5,986,278)	(233,041,128)	(13,184,873)	(472,264,136)
Net increase	512,385	26,034,762	8,980,918	338,562,538
Institutional 2 Class
Shares sold	380,863	15,501,011	798,663	28,388,583
Distributions reinvested	—	—	116,055	4,179,133
Shares redeemed	(294,786)	(11,723,550)	(1,195,500)	(43,072,203)
Net increase (decrease)	86,077	3,777,461	(280,782)	(10,504,487)
Institutional 3 Class
Shares sold	552,927	22,417,187	1,918,478	68,522,140
Distributions reinvested	—	—	124,827	4,591,135
Shares redeemed	(927,701)	(37,943,160)	(1,242,257)	(45,255,600)
Net increase (decrease)	(374,774)	(15,525,973)	801,048	27,857,675
Class R
Shares sold	117,164	4,381,625	258,972	8,498,174
Distributions reinvested	—	—	37,694	1,262,730
Shares redeemed	(76,614)	(2,773,481)	(459,143)	(15,131,939)
Net increase (decrease)	40,550	1,608,144	(162,477)	(5,371,035)
Class S
Shares sold	81	3,149	688,487	25,457,268
Distributions reinvested	—	—	22,565	812,339
Shares redeemed	(116,284)	(4,674,504)	(170,526)	(6,083,708)
Net increase (decrease)	(116,203)	(4,671,355)	540,526	20,185,899
Total net decrease	(461,002)	(10,963,529)	(3,653,366)	(135,397,163)
The accompanying Notes to Financial Statements are an integral part of this statement.
10
Columbia Select Large Cap Value Fund  | 2025

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Columbia Select Large Cap Value Fund  | 2025
11

Financial Highlights
The following table is intended to help you understand the Fund’s financial performance. Certain information reflects financial results for a single share of a class held for the periods shown. Per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total return assumes reinvestment of all dividends and distributions, if any. Total return does not reflect payment of sales charges, if any. Total return and portfolio turnover are not annualized for periods of less than one year. The ratios of expenses and net investment income are annualized for periods of less than one year. The portfolio turnover rate is calculated without regard to purchase and sales transactions of short-term instruments and certain derivatives, if any. If such transactions were included, the Fund’s portfolio turnover rate may be higher. A zero balance may reflect an amount rounding to less than $0.01 or 0.01%.
	Net asset value, beginning of period	Net investment income	Net realized and unrealized gain (loss)	Total from investment operations	Distributions from net investment income	Distributions from net realized gains	Total distributions to shareholders
Class A
Six Months Ended 11/30/2025 (Unaudited)	$34.59	0.27	5.70	5.97	—	—	—
Year Ended 5/31/2025	$33.38	0.56	1.79	2.35	(0.58)	(0.56)	(1.14)
Year Ended 5/31/2024	$28.23	0.56	5.68	6.24	(0.61)	(0.48)	(1.09)
Year Ended 5/31/2023	$30.44	0.49	(2.29)	(1.80)	(0.38)	(0.03)	(0.41)
Year Ended 5/31/2022	$31.85	0.45	(0.05)	0.40	(0.56)	(1.25)	(1.81)
Year Ended 5/31/2021	$21.50	0.71 (e)	11.57	12.28	(0.60)	(1.33)	(1.93)
Class C
Six Months Ended 11/30/2025 (Unaudited)	$30.76	0.12	5.05	5.17	—	—	—
Year Ended 5/31/2025	$29.78	0.27	1.59	1.86	(0.32)	(0.56)	(0.88)
Year Ended 5/31/2024	$25.26	0.29	5.09	5.38	(0.38)	(0.48)	(0.86)
Year Ended 5/31/2023	$27.25	0.24	(2.05)	(1.81)	(0.15)	(0.03)	(0.18)
Year Ended 5/31/2022	$28.68	0.19	(0.05)	0.14	(0.32)	(1.25)	(1.57)
Year Ended 5/31/2021	$19.52	0.46 (e)	10.45	10.91	(0.42)	(1.33)	(1.75)
Institutional Class
Six Months Ended 11/30/2025 (Unaudited)	$36.44	0.33	6.01	6.34	—	—	—
Year Ended 5/31/2025	$35.10	0.67	1.90	2.57	(0.67)	(0.56)	(1.23)
Year Ended 5/31/2024	$29.63	0.66	5.98	6.64	(0.69)	(0.48)	(1.17)
Year Ended 5/31/2023	$31.92	0.59	(2.39)	(1.80)	(0.46)	(0.03)	(0.49)
Year Ended 5/31/2022	$33.31	0.55	(0.06)	0.49	(0.63)	(1.25)	(1.88)
Year Ended 5/31/2021	$22.41	0.84 (e)	12.04	12.88	(0.65)	(1.33)	(1.98)
Institutional 2 Class
Six Months Ended 11/30/2025 (Unaudited)	$36.46	0.35	6.01	6.36	—	—	—
Year Ended 5/31/2025	$35.11	0.71	1.90	2.61	(0.70)	(0.56)	(1.26)
Year Ended 5/31/2024	$29.64	0.68	5.98	6.66	(0.71)	(0.48)	(1.19)
Year Ended 5/31/2023	$31.93	0.61	(2.39)	(1.78)	(0.48)	(0.03)	(0.51)
Year Ended 5/31/2022	$33.32	0.56	(0.05)	0.51	(0.65)	(1.25)	(1.90)
Year Ended 5/31/2021	$22.42	0.91 (e)	11.99	12.90	(0.67)	(1.33)	(2.00)
Institutional 3 Class
Six Months Ended 11/30/2025 (Unaudited)	$37.25	0.37	6.14	6.51	—	—	—
Year Ended 5/31/2025	$35.85	0.74	1.93	2.67	(0.71)	(0.56)	(1.27)
Year Ended 5/31/2024	$30.24	0.72	6.10	6.82	(0.73)	(0.48)	(1.21)
Year Ended 5/31/2023	$32.56	0.64	(2.44)	(1.80)	(0.49)	(0.03)	(0.52)
Year Ended 5/31/2022	$33.94	0.60	(0.06)	0.54	(0.67)	(1.25)	(1.92)
Year Ended 5/31/2021	$22.81	0.88 (e)	12.26	13.14	(0.68)	(1.33)	(2.01)
The accompanying Notes to Financial Statements are an integral part of this statement.
12
Columbia Select Large Cap Value Fund  | 2025

Financial Highlights (continued)

	Net asset value, end of period	Total return	Total gross expense ratio to average net assets(a)	Total net expense ratio to average net assets(a),(b)	Net investment income ratio to average net assets	Portfolio turnover	Net assets, end of period (000’s)
Class A
Six Months Ended 11/30/2025 (Unaudited)	$40.56	17.26%	1.06%	0.80% (c)	1.45%	17%	$335,110
Year Ended 5/31/2025	$34.59	7.08%	1.07% (d)	0.80% (c),(d)	1.65%	28%	$303,327
Year Ended 5/31/2024	$33.38	22.67%	1.08%	0.79% (c)	1.83%	20%	$359,427
Year Ended 5/31/2023	$28.23	(5.98% )	1.08%	0.80% (c)	1.67%	7%	$316,269
Year Ended 5/31/2022	$30.44	1.35%	1.08%	0.79% (c)	1.46%	8%	$341,762
Year Ended 5/31/2021	$31.85	59.28%	1.12%	0.79% (c)	2.74%	29%	$275,301
Class C
Six Months Ended 11/30/2025 (Unaudited)	$35.93	16.81%	1.81%	1.55% (c)	0.71%	17%	$39,577
Year Ended 5/31/2025	$30.76	6.28%	1.82% (d)	1.55% (c),(d)	0.91%	28%	$37,035
Year Ended 5/31/2024	$29.78	21.78%	1.83%	1.55% (c)	1.07%	20%	$43,211
Year Ended 5/31/2023	$25.26	(6.68% )	1.83%	1.55% (c)	0.91%	7%	$47,988
Year Ended 5/31/2022	$27.25	0.59%	1.83%	1.54% (c)	0.70%	8%	$56,553
Year Ended 5/31/2021	$28.68	58.03%	1.87%	1.54% (c)	1.97%	29%	$41,236
Institutional Class
Six Months Ended 11/30/2025 (Unaudited)	$42.78	17.40%	0.81%	0.55% (c)	1.71%	17%	$1,934,980
Year Ended 5/31/2025	$36.44	7.36%	0.82% (d)	0.55% (c),(d)	1.89%	28%	$1,629,572
Year Ended 5/31/2024	$35.10	22.99%	0.82%	0.54% (c)	2.07%	20%	$1,254,354
Year Ended 5/31/2023	$29.63	(5.73% )	0.83%	0.55% (c)	1.92%	7%	$1,270,104
Year Ended 5/31/2022	$31.92	1.59%	0.83%	0.54% (c)	1.70%	8%	$1,321,063
Year Ended 5/31/2021	$33.31	59.67%	0.87%	0.54% (c)	3.06%	29%	$917,729
Institutional 2 Class
Six Months Ended 11/30/2025 (Unaudited)	$42.82	17.44%	0.74%	0.48%	1.78%	17%	$131,389
Year Ended 5/31/2025	$36.46	7.47%	0.74% (d)	0.46% (d)	1.99%	28%	$108,742
Year Ended 5/31/2024	$35.11	23.08%	0.74%	0.46%	2.15%	20%	$114,583
Year Ended 5/31/2023	$29.64	(5.67% )	0.75%	0.47%	1.99%	7%	$218,820
Year Ended 5/31/2022	$31.93	1.65%	0.75%	0.49%	1.73%	8%	$177,246
Year Ended 5/31/2021	$33.32	59.74%	0.81%	0.48%	3.23%	29%	$134,430
Institutional 3 Class
Six Months Ended 11/30/2025 (Unaudited)	$43.76	17.48%	0.69%	0.43%	1.83%	17%	$232,517
Year Ended 5/31/2025	$37.25	7.50%	0.69% (d)	0.42% (d)	2.04%	28%	$211,908
Year Ended 5/31/2024	$35.85	23.13%	0.70%	0.42%	2.21%	20%	$175,200
Year Ended 5/31/2023	$30.24	(5.61% )	0.70%	0.42%	2.05%	7%	$142,580
Year Ended 5/31/2022	$32.56	1.70%	0.70%	0.44%	1.81%	8%	$123,025
Year Ended 5/31/2021	$33.94	59.79%	0.76%	0.43%	3.22%	29%	$132,235
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Select Large Cap Value Fund  | 2025
13

Financial Highlights (continued)

	Net asset value, beginning of period	Net investment income	Net realized and unrealized gain (loss)	Total from investment operations	Distributions from net investment income	Distributions from net realized gains	Total distributions to shareholders
Class R
Six Months Ended 11/30/2025 (Unaudited)	$33.83	0.22	5.57	5.79	—	—	—
Year Ended 5/31/2025	$32.66	0.46	1.77	2.23	(0.50)	(0.56)	(1.06)
Year Ended 5/31/2024	$27.64	0.47	5.56	6.03	(0.53)	(0.48)	(1.01)
Year Ended 5/31/2023	$29.81	0.40	(2.24)	(1.84)	(0.30)	(0.03)	(0.33)
Year Ended 5/31/2022	$31.24	0.37	(0.05)	0.32	(0.50)	(1.25)	(1.75)
Year Ended 5/31/2021	$21.12	0.67 (e)	11.33	12.00	(0.55)	(1.33)	(1.88)
Class S
Six Months Ended 11/30/2025 (Unaudited)	$36.44	0.33	6.01	6.34	—	—	—
Year Ended 5/31/2025(f)	$36.75	0.45	0.47	0.92	(0.67)	(0.56)	(1.23)

Notes to Financial Highlights
(a)
In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund’s reported expense ratios.

(b)	Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.
(c)	The benefits derived from expense reductions had an impact of less than 0.01%.
(d)	Ratios include line of credit interest expense which is less than 0.01%.
(e)	Net investment income per share includes special dividends. The per share effect of these dividends amounted to:

Year Ended	Class A	Class C	Institutional Class	Institutional 2 Class	Institutional 3 Class	Class R
05/31/2021	$0.19	$0.17	$0.19	$0.17	$0.25	$0.19

(f)	Class S shares commenced operations on October 2, 2024. Per share data and total return reflect activity from that date.
The accompanying Notes to Financial Statements are an integral part of this statement.
14
Columbia Select Large Cap Value Fund  | 2025

Financial Highlights (continued)

	Net asset value, end of period	Total return	Total gross expense ratio to average net assets(a)	Total net expense ratio to average net assets(a),(b)	Net investment income ratio to average net assets	Portfolio turnover	Net assets, end of period (000’s)
Class R
Six Months Ended 11/30/2025 (Unaudited)	$39.62	17.12%	1.31%	1.05% (c)	1.21%	17%	$43,038
Year Ended 5/31/2025	$33.83	6.84%	1.32% (d)	1.05% (c),(d)	1.41%	28%	$35,380
Year Ended 5/31/2024	$32.66	22.36%	1.33%	1.05% (c)	1.58%	20%	$39,466
Year Ended 5/31/2023	$27.64	(6.22% )	1.33%	1.05% (c)	1.41%	7%	$36,646
Year Ended 5/31/2022	$29.81	1.11%	1.31%	1.02% (c)	1.23%	8%	$39,107
Year Ended 5/31/2021	$31.24	58.97%	1.32%	0.99% (c)	2.62%	29%	$25,393
Class S
Six Months Ended 11/30/2025 (Unaudited)	$42.78	17.40%	0.80%	0.55% (c)	1.70%	17%	$18,152
Year Ended 5/31/2025 (f)	$36.44	2.54%	0.83% (d)	0.55% (d)	1.92%	28%	$19,696
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Select Large Cap Value Fund  | 2025
15

Notes to Financial Statements
November 30, 2025 (Unaudited)
Note 1. Organization
Columbia Select Large Cap Value Fund (the Fund), a series of Columbia Funds Series Trust II (the Trust), is a diversified fund. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.
Fund shares
The Trust may issue an unlimited number of shares (without par value). The Fund offers each of the share classes listed in the Statement of Assets and Liabilities. Although all share classes generally have identical voting, dividend and liquidation rights, each share class votes separately when required by the Trust’s organizational documents or by law. Each share class has its own expense and sales charge structure. Different share classes may have different minimum initial investment amounts and pay different net investment income distribution amounts to the extent the expenses of distributing such share classes vary. Distributions to shareholders in a liquidation will be proportional to the net asset value of each share class.
As described in the Fund’s prospectus, Class A and Class C shares are offered to the general public for investment. Class C shares automatically convert to Class A shares after 8 years. Institutional Class, Institutional 2 Class, Institutional 3 Class, Class R and Class S shares are available for purchase through authorized investment professionals to omnibus retirement plans or to institutional investors and to certain other investors as also described in the Fund’s prospectus.
Note 2. Summary of significant accounting policies
Basis of preparation
The Fund is an investment company that applies the accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services - Investment Companies (ASC 946). The financial statements are prepared in accordance with U.S. generally accepted accounting principles (GAAP), which requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.
Segment reporting
The intent of FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures is to enable investors to better understand an entity’s overall performance and to assess its potential future cash flows through improved segment disclosures. The chief operating decision maker (CODM) for the Fund is Columbia Management Investment Advisers, LLC through its Investment Oversight Committee and Global Executive Group, which are responsible for assessing performance and making decisions about resource allocation. The CODM has determined that the Fund has a single operating segment because the CODM monitors the operating results of the Fund as a whole and the Fund’s long-term strategic asset allocation is pre-determined in accordance with the terms of its prospectus, based on a defined investment strategy which is executed by the Fund’s portfolio managers as a team. The financial information provided to and reviewed by the CODM is consistent with that presented within the Fund’s financial statements.
Security valuation
Equity securities listed on an exchange are valued at the closing price or last trade price on their primary exchange at the close of business of the New York Stock Exchange. Securities with a closing price not readily available or not listed on any exchange are valued at the mean between the closing bid and ask prices. Listed preferred stocks convertible into common stocks are valued using an evaluated price from a pricing service.
16
Columbia Select Large Cap Value Fund  | 2025

Notes to Financial Statements (continued)
November 30, 2025 (Unaudited)
Foreign equity securities are valued based on the closing price or last trade price on their primary exchange at the close of business of the New York Stock Exchange. If any foreign equity security closing prices are not readily available, the securities are valued at the mean of the latest quoted bid and ask prices on such exchanges or markets. Foreign currency exchange rates are determined at the scheduled closing time of the New York Stock Exchange. Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange; therefore, the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. In those situations, foreign securities will be fair valued pursuant to a policy approved by the Board of Trustees. Under the policy, the Fund may utilize a third-party pricing service to determine these fair values. The third-party pricing service takes into account multiple factors, including relevant general and sector indices, currency fluctuations, depositary receipts, and futures, as applicable, to determine a good faith estimate that reasonably reflects the current market conditions as of the close of the New York Stock Exchange. The fair value of a security is likely to be different from the quoted or published price, if available.
Investments in open-end investment companies (other than exchange-traded funds (ETFs)), are valued at the latest net asset value reported by those companies as of the valuation time.
Investments for which market quotations are not readily available, or that have quotations which management believes are not reflective of market value or reliable, are valued at fair value as determined in good faith under procedures approved by the Board of Trustees. If a security or class of securities (such as foreign securities) is valued at fair value, such value is likely to be different from the quoted or published price for the security, if available.
The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine fair value.
GAAP requires disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category. This information is disclosed following the Fund’s Portfolio of Investments.
Security transactions
Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.
Income recognition
Corporate actions and dividend income are generally recorded net of any non-reclaimable tax withholdings, on the ex-dividend date or upon receipt of an ex-dividend notification in the case of certain foreign securities.
The Fund may receive distributions from holdings in equity securities, business development companies (BDCs), exchange-traded funds (ETFs), limited partnerships (LPs), other regulated investment companies (RICs), and real estate investment trusts (REITs), which report information as to the tax character of their distributions annually. These distributions are allocated to dividend income, capital gain and return of capital based on actual information reported. Return of capital is recorded as a reduction of the cost basis of securities held. If the Fund no longer owns the applicable securities, return of capital is recorded as a realized gain. With respect to REITs, to the extent actual information has not yet been reported, estimates for return of capital are made by Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial). The Investment Manager’s estimates are subsequently adjusted when the actual character of the distributions is disclosed by the REITs, which could result in a proportionate change in return of capital to shareholders.
Awards from class action litigation are recorded as a reduction of cost basis if the Fund still owns the applicable securities on the payment date. If the Fund no longer owns the applicable securities on the payment date, the proceeds are recorded as realized gains.
Columbia Select Large Cap Value Fund  | 2025
17

Notes to Financial Statements (continued)
November 30, 2025 (Unaudited)
Expenses
General expenses of the Trust are allocated to the Fund and other funds of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the Fund are charged to the Fund. Expenses directly attributable to a specific class of shares are charged to that share class.
Determination of class net asset value
All income, expenses (other than class-specific expenses, which are charged to that share class, as shown in the Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of the Fund on a daily basis, based on the relative net assets of each class, for purposes of determining the net asset value of each class.
Federal income tax status
The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of its investment company taxable income and net capital gain, if any, for its tax year, and as such will not be subject to federal income taxes. In addition, the Fund intends to distribute in each calendar year substantially all of its ordinary income, capital gain net income and certain other amounts, if any, such that the Fund should not be subject to federal excise tax. Therefore, no federal income or excise tax provision is recorded.
Foreign taxes
The Fund may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries, as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.
Realized gains in certain countries may be subject to foreign taxes at the Fund level, based on statutory rates. The Fund accrues for such foreign taxes on realized and unrealized gains at the appropriate rate for each jurisdiction, as applicable. The amount, if any, is disclosed as a liability in the Statement of Assets and Liabilities.
Distributions to shareholders
Distributions from net investment income, if any, are declared and paid annually. Net realized capital gains, if any, are distributed at least annually. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.
Guarantees and indemnifications
Under the Trust’s organizational documents and, in some cases, by contract, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust or its funds. In addition, certain of the Fund’s contracts with its service providers contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined, and the Fund has no historical basis for predicting the likelihood of any such claims.
Recent accounting pronouncements and regulatory updates
Accounting Standards Update 2023-09 Income Taxes (Topic 740)
In December 2023, the FASB issued Accounting Standards Update No. 2023-09 Income Taxes (Topic 740) Improvements to Income Tax Disclosures. The amendments were issued to enhance the transparency and decision usefulness of income tax disclosures primarily related to rate reconciliation and income taxes paid information. The amendments are effective for annual periods beginning after December 15, 2024, with early adoption permitted. Management expects that the adoption of the amendments will not have a material impact on its financial statements.
18
Columbia Select Large Cap Value Fund  | 2025

Notes to Financial Statements (continued)
November 30, 2025 (Unaudited)
Note 3. Fees and other transactions with affiliates
Management services fees
The Fund has entered into a Management Agreement with Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial). Under the Management Agreement, the Investment Manager provides the Fund with investment research and advice and is responsible for administrative and accounting services. The management services fee is an annual fee that is equal to a percentage of the Fund’s daily net assets that declines from 0.77% to 0.57% as the Fund’s net assets increase. The annualized effective management services fee rate for the six months ended November 30, 2025 was 0.67% of the Fund’s average daily net assets.
Compensation of Board members
Members of the Board of Trustees who are not officers or employees of the Investment Manager or Ameriprise Financial are compensated for their services to the Fund as disclosed in the Statement of Operations. Under a Deferred Compensation Plan (the Deferred Plan), these members of the Board of Trustees may elect to defer payment of up to 100% of their compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of certain funds managed by the Investment Manager. The Fund’s liability for these amounts is adjusted for market value changes and remains in the Fund until distributed in accordance with the Deferred Plan. All amounts payable under the Deferred Plan constitute a general unsecured obligation of the Fund. The expense for the Deferred Plan, which includes Trustees’ fees deferred during the current period as well as any gains or losses on the Trustees’ deferred compensation balances as a result of market fluctuations, is included in "Deferred compensation of board members" in the Statement of Operations.
Compensation of Chief Compliance Officer
The Board of Trustees has appointed a Chief Compliance Officer for the Fund in accordance with federal securities regulations. As disclosed in the Statement of Operations, a portion of the Chief Compliance Officer’s total compensation is allocated to the Fund, along with other allocations to affiliated registered investment companies managed by the Investment Manager and its affiliates, based on relative net assets.
Transfer agency fees
Under a Transfer and Dividend Disbursing Agent Agreement, Columbia Management Investment Services Corp. (the Transfer Agent), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, is responsible for providing transfer agency services to the Fund. The Transfer Agent has contracted with SS&C GIDS, Inc. (SS&C GIDS) to serve as sub-transfer agent. The Transfer Agent pays the fees of SS&C GIDS for services as sub-transfer agent and SS&C GIDS is not entitled to reimbursement for such fees from the Fund (with the exception of out-of-pocket fees).
The Fund pays the Transfer Agent a monthly transfer agency fee based on the number or the average value of accounts, depending on the type of account. In addition, the Fund pays the Transfer Agent a fee for shareholder services based on the number of accounts or on a percentage of the average aggregate value of the Fund’s shares maintained in omnibus accounts up to the lesser of the amount charged by the financial intermediary or a cap established by the Board of Trustees from time to time.
The Transfer Agent also receives compensation from the Fund for various shareholder services and reimbursements for certain out-of-pocket fees. Total transfer agency fees for Institutional 2 Class and Institutional 3 Class shares are subject to an annual limitation of not more than 0.07% and 0.02%, respectively, of the average daily net assets attributable to each share class. In addition, prior to October 1, 2025, Institutional 2 Class shares were subject to a contractual transfer agency fee annual limitation of not more than 0.05% of the average daily net assets attributable to that share class.
Columbia Select Large Cap Value Fund  | 2025
19

Notes to Financial Statements (continued)
November 30, 2025 (Unaudited)
For the six months ended November 30, 2025, the Fund’s annualized effective transfer agency fee rates as a percentage of average daily net assets of each class were as follows:
Effective rate (%)
Class A	0.12
Class C	0.12
Institutional Class	0.12
Institutional 2 Class	0.05
Institutional 3 Class	0.00
Class R	0.12
Class S	0.12
An annual minimum account balance fee of $20 may apply to certain accounts with a value below the applicable share class’s initial minimum investment requirements to reduce the impact of small accounts on transfer agency fees. These minimum account balance fees are remitted to the Fund and recorded as part of expense reductions in the Statement of Operations. For the six months ended November 30, 2025, these minimum account balance fees reduced total expenses of the Fund by $280.
Distribution and service fees
The Fund has entered into an agreement with Columbia Management Investment Distributors, Inc. (the Distributor), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, for distribution and shareholder services. Under a Plan and Agreement of Distribution, the Fund pays a fee at the maximum annual rates of up to 0.25%, 1.00% and 0.50% of the Fund’s average daily net assets attributable to Class A, Class C and Class R shares, respectively. For Class C shares, of the 1.00% fee, up to 0.75% can be reimbursed for distribution expenses and up to an additional 0.25% can be reimbursed for shareholder servicing expenses. For Class R shares, of the 0.50% fee, up to 0.25% can be reimbursed for shareholder servicing expenses.
The amount of distribution and shareholder services expenses incurred by the Distributor and not yet reimbursed (unreimbursed expense) was approximately $2,333,000 for Class C shares. This amount is based on the most recent information available as of September 30, 2025, and may be recovered from future payments under the distribution plan or contingent deferred sales charges (CDSCs). To the extent the unreimbursed expense has been fully recovered, the distribution and/or shareholder services fee is reduced.
Sales charges
Sales charges, including front-end charges and CDSCs, received by the Distributor for distributing Fund shares for the six months ended November 30, 2025, if any, are listed below:
	Front End (%)	CDSC (%)	Amount ($)
Class A	5.75	0.50 - 1.00 (a)	66,477
Class C	—	1.00 (b)	218

(a)
This charge is imposed on certain investments of between $1 million and $50 million redeemed within 18 months after purchase, as follows: 1.00% if redeemed within 12 months after purchase, and 0.50% if redeemed more than 12, but less than 18, months after purchase, with certain limited exceptions.

(b)	This charge applies to redemptions within 12 months after purchase, with certain limited exceptions.
The Fund’s other share classes are not subject to sales charges.
20
Columbia Select Large Cap Value Fund  | 2025

Notes to Financial Statements (continued)
November 30, 2025 (Unaudited)
Expenses waived/reimbursed by the Investment Manager and its affiliates
The Investment Manager and certain of its affiliates have contractually agreed to waive fees and/or reimburse expenses (excluding certain fees and expenses described below) for the period(s) disclosed below, unless sooner terminated at the sole discretion of the Board of Trustees, so that the Fund’s net operating expenses, after giving effect to fees waived/expenses reimbursed and any balance credits and/or overdraft charges from the Fund’s custodian, do not exceed the following annual rate(s) as a percentage of the classes’ average daily net assets:
	October 1, 2025 through September 30, 2026 (%)	Prior to October 1, 2025 (%)
Class A	0.85	0.80
Class C	1.60	1.55
Institutional Class	0.60	0.55
Institutional 2 Class	0.53	0.46
Institutional 3 Class	0.48	0.42
Class R	1.10	1.05
Class S	0.60	0.55
Under the agreement governing these fee waivers and/or expense reimbursement arrangements, the following fees and expenses are excluded from the waiver/reimbursement commitment, and therefore will be paid by the Fund, if applicable: taxes (including foreign transaction taxes), expenses associated with investments in affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange-traded funds), transaction costs and brokerage commissions, costs related to any securities lending program, dividend expenses associated with securities sold short, inverse floater program fees and expenses, transaction charges and interest on borrowed money, interest, costs associated with shareholder meetings, infrequent and/or unusual expenses and any other expenses the exclusion of which is specifically approved by the Board of Trustees. This agreement may be modified or amended only with approval from the Investment Manager, certain of its affiliates and the Fund. Reflected in the contractual cap commitment, prior to October 1, 2025, is the Transfer Agent’s contractual agreement to limit total transfer agency fees to an annual rate of not more than 0.05% for Institutional 2 Class of the average daily net assets attributable to that share class. Any fees waived and/or expenses reimbursed under the expense reimbursement arrangements described above are not recoverable by the Investment Manager or its affiliates in future periods.
Note 4. Federal tax information
The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP because of temporary or permanent book to tax differences.
At November 30, 2025, the approximate cost of all investments for federal income tax purposes and the aggregate gross approximate unrealized appreciation and depreciation based on that cost was:
Federal tax cost ($)	Gross unrealized appreciation ($)	Gross unrealized (depreciation) ($)	Net unrealized appreciation ($)
1,635,476,000	1,124,357,000	(28,417,000)	1,095,940,000
Tax cost of investments and unrealized appreciation/(depreciation) may also include timing differences that do not constitute adjustments to tax basis.
Management of the Fund has concluded that there are no significant uncertain tax positions in the Fund that would require recognition in the financial statements. However, management’s conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). Generally, the Fund’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.
Columbia Select Large Cap Value Fund  | 2025
21

Notes to Financial Statements (continued)
November 30, 2025 (Unaudited)
Note 5. Portfolio information
The cost of purchases and proceeds from sales of securities, excluding short-term investments and derivatives, if any, aggregated to $420,161,105 and $464,141,211, respectively, for the six months ended November 30, 2025. The amount of purchase and sale activity impacts the portfolio turnover rate reported in the Financial Highlights.
Note 6. Affiliated money market fund
The Fund invests in Columbia Short-Term Cash Fund, an affiliated money market fund established for the exclusive use by the Fund and other affiliated funds (the Affiliated MMF). The income earned by the Fund from such investments is included as Dividends - affiliated issuers in the Statement of Operations. As an investing fund, the Fund indirectly bears its proportionate share of the expenses of the Affiliated MMF. The Affiliated MMF prices its shares with a floating net asset value. The Securities and Exchange Commission has adopted amendments to money market fund rules requiring institutional prime money market funds like the Affiliated MMF to be subject to a discretionary liquidity fee of up to 2% if the imposition of such a fee is determined to be in the best interest of the Affiliated MMF and to a mandatory liquidity fee if daily net redemptions exceed 5% of net assets.
Note 7. Interfund lending
Pursuant to an exemptive order granted by the Securities and Exchange Commission, the Fund participates in a program (the Interfund Program) allowing each participating Columbia Fund (each, a Participating Fund) to lend money directly to and, except for closed-end funds and money market funds, borrow money directly from other Participating Funds for temporary purposes. The amounts eligible for borrowing and lending under the Interfund Program are subject to certain restrictions.
Interfund loans are subject to the risk that the borrowing fund could be unable to repay the loan when due, and a delay in repayment to the lending fund could result in lost opportunities and/or additional lending costs. The exemptive order is subject to conditions intended to mitigate conflicts of interest arising from the Investment Manager’s relationship with each Participating Fund.
The Fund’s activity in the Interfund Program during the six months ended November 30, 2025 was as follows:
Borrower or lender	Average loan balance ($)	Weighted average interest rate (%)	Number of days with outstanding loans
Lender	600,000	4.81	2
Interest income earned by the Fund is recorded as Interfund lending in the Statement of Operations. The Fund had no outstanding interfund loans at November 30, 2025.
Note 8. Line of credit
The Fund has access to a revolving credit facility with a syndicate of banks led by JPMorgan Chase Bank, N.A., Citibank, N.A. and Wells Fargo Bank, N.A. whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. Pursuant to an October 23, 2025 amendment and restatement, the credit facility, which is an agreement between the Fund and certain other funds managed by the Investment Manager or an affiliated investment manager, severally and not jointly, permits aggregate borrowings up to $750 million. Interest is currently charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the federal funds effective rate, (ii) the secured overnight financing rate plus 0.10% and (iii) the overnight bank funding rate, plus 1.00% in each case. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. The Fund also pays a commitment fee equal to its pro rata share of the unused amount of the credit facility at a rate of 0.15% per annum. The commitment fee is included in other expenses in the Statement of Operations. This agreement expires annually in October unless extended or renewed. Prior to the October 23, 2025 amendment and restatement, the Fund had access to a revolving credit facility with a syndicate of banks led by JPMorgan Chase Bank, N.A., Citibank, N.A. and Wells Fargo Bank, N.A. which permitted collective borrowings up to $900 million. Interest was charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the federal funds effective rate, (ii) the secured overnight financing rate plus 0.10% and (iii) the overnight bank funding rate, plus 1.00% in each case.
22
Columbia Select Large Cap Value Fund  | 2025

Notes to Financial Statements (continued)
November 30, 2025 (Unaudited)
The Fund had no borrowings during the six months ended November 30, 2025.
Note 9. Risks and uncertainties
An investment in the Fund involves risks, including market risk and concentration risk, among others. The value of the Fund’s holdings and the Fund’s net asset value may go down. These declines may be due to factors affecting a particular issuer, or the result of, among other things, political, regulatory, market, economic or social developments affecting the relevant market(s) more generally.
Global economies and financial markets are increasingly interconnected, and conditions and events in one country, region or financial market may adversely impact issuers in a different country, region or financial market. These risks may be magnified if certain events or developments adversely interrupt the global supply chain; in these and other circumstances, such risks might affect companies worldwide. As a result, local, regional or global events such as terrorism, war, other conflicts, natural disasters, disease/virus outbreaks and epidemics or other public health issues, recessions, depressions or other events – or the potential for such events – could have a significant negative impact on global economic and market conditions.
To the extent that the Fund concentrates its investment in particular issuers, countries, geographic regions, industries or sectors, the Fund may be subject to greater risks of adverse developments in such areas of focus than a fund that invests in a wider variety of issuers, countries, geographic regions, industries, sectors or investments.
Additional risk factors of the Fund are described more fully in the Fund’s Prospectus and Statement of Additional Information.
Note 10. Subsequent events
Management has evaluated the events and transactions that have occurred through the date the financial statements were issued and noted no items requiring adjustment of the financial statements or additional disclosure.
Note 11. Information regarding pending and settled legal proceedings
Ameriprise Financial and certain of its affiliates are involved, in the normal course of business, in legal proceedings that include regulatory inquiries, arbitration and litigation (including class actions) concerning matters arising in connection with the conduct of their activities as part of a diversified financial services firm. Ameriprise Financial believes that the Fund is not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund. Ameriprise Financial is required to make quarterly (10-Q), annual (10-K) and, as necessary, 8-K filings with the Securities and Exchange Commission (SEC) on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.
There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased Fund redemptions, reduced sale of Fund shares or other adverse consequences to the Fund. Further, although we believe proceedings are not likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund, these proceedings are subject to uncertainties and, as such, it is inherently difficult to determine whether any loss is probable or even reasonably possible, or to reasonably estimate the amount of any loss that may result from such matters. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief, and may lead to further claims, examinations, adverse publicity or reputational damage, each of which could have a material adverse effect on the consolidated financial condition or results of operations or financial condition of Ameriprise Financial or one or more of its affiliates that provide services to the Fund.
Columbia Select Large Cap Value Fund  | 2025
23

 Approval of Management Agreement
(Unaudited)
Columbia Management Investment Advisers, LLC (the Investment Manager, and together with its domestic and global affiliates, Columbia Threadneedle Investments), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial), serves as the investment manager to Columbia Select Large Cap Value Fund (the Fund). Under a management agreement (the Management Agreement), the Investment Manager provides investment advice and other services to the Fund and other funds distributed by Columbia Management Investment Distributors, Inc. (collectively, the Funds).
On an annual basis, the Fund’s Board of Trustees (the Board), including the independent Board members (the Independent Trustees), considers renewal of the Management Agreement.  The Investment Manager prepared detailed reports for the Board and its Contracts Committee (including its Contracts Subcommittee) in March, April and June 2025, including reports providing the results of analyses performed by a third-party data provider, Broadridge Financial Solutions, Inc. (Broadridge), and comprehensive responses by the Investment Manager to written requests for information by independent legal counsel to the Independent Trustees (Independent Legal Counsel), to assist the Board in making this determination. In addition, throughout the year, the Board (or its committees or subcommittees) regularly meets with portfolio management teams and senior management personnel and reviews information prepared by the Investment Manager addressing the services the Investment Manager provides and Fund performance. The Board also accords appropriate weight to the work, deliberations and conclusions of the various committees (including their subcommittees), such as the Contracts Committee, the Investment Review Committee, the Audit Committee and the Compliance Committee in determining whether to continue the Management Agreement.
The Board, at its June 26, 2025 Board meeting (the June Meeting), considered the renewal of the Management Agreement for an additional one-year term.  At the June Meeting, Independent Legal Counsel reviewed with the Independent Trustees various factors relevant to the Board’s consideration of advisory agreements and the Board’s legal responsibilities related to such consideration. The Independent Trustees considered such information as they, their legal counsel or the Investment Manager believed reasonably necessary to evaluate and to approve the continuation of the Management Agreement.  Among other things, the information and factors considered included the following:
•
Information on the investment performance of the Fund relative to the performance of a group of mutual funds determined to be comparable to the Fund by Broadridge, as well as performance relative to one or more benchmarks;
•
Information on the Fund’s management fees and total expenses, including information comparing the Fund’s expenses to those of a group of comparable mutual funds, as determined by Broadridge;
•
The Investment Manager’s agreement to contractually limit or cap total operating expenses for the Fund so that total operating expenses (excluding certain fees and expenses, such as transaction costs and certain other investment related expenses, interest, taxes, acquired fund fees and expenses and infrequent and/or unusual expenses) would not exceed a specified annual rate, as a percentage of the Fund’s net assets;
•
Terms of the Management Agreement;
•
Descriptions of other agreements and arrangements with affiliates of the Investment Manager relating to the operations of the Fund, including agreements with respect to the provision of transfer agency and shareholder services to the Fund;
•
Descriptions of various services performed by the Investment Manager under the Management Agreement, including portfolio management and portfolio trading practices;
•
Information regarding any recently negotiated management fees of similarly-managed portfolios of other institutional clients of the Investment Manager;
•
Information regarding the resources of the Investment Manager, including information regarding senior management, portfolio managers and other personnel;
•
Information regarding the capabilities of the Investment Manager with respect to compliance monitoring services;
•
The profitability to the Investment Manager and its affiliates from their relationships with the Fund; and
24
Columbia Select Large Cap Value Fund  | 2025

Approval of Management Agreement (continued)
(Unaudited)
•
Report provided by the Board’s independent fee consultant, JDL Consultants, LLC (JDL).
Following an analysis and discussion of the foregoing, and the factors identified below, the Board, including all of the Independent Trustees, approved the renewal of the Management Agreement.
Nature, extent and quality of services provided by the Investment Manager
The Board analyzed various reports and presentations it had received detailing the services performed by the Investment Manager, as well as its history, expertise, resources and relative capabilities, and the qualifications of its personnel.
The Board specifically considered the many developments during recent years concerning the services provided by the Investment Manager. Among other things, the Board noted the organization and depth of the equity and credit research departments. The Board further observed the enhancements to the investment risk management department’s processes, systems and oversight over the past several years. The Board also took into account the broad scope of services provided by the Investment Manager to the Fund, including, among other services, investment, risk and compliance oversight. The Board also took into account the information it received concerning the Investment Manager’s ability to attract and retain key portfolio management personnel and that it has sufficient resources to provide competitive and adequate compensation to investment personnel.
In connection with the Board’s evaluation of the overall package of services provided by the Investment Manager, the Board also considered the nature, quality and range of administrative services provided to the Fund by the Investment Manager, as well as the achievements in 2024 in the performance of administrative services, and noted the various enhancements anticipated for 2025. In evaluating the quality of services provided under the Management Agreement, the Board also took into account the organization and strength of the Fund’s and its service providers’ compliance programs. The Board also reviewed the financial condition of the Investment Manager and its affiliates and each entity’s ability to carry out its responsibilities under the Management Agreement and the Fund’s other service agreements.
In addition, the Board discussed the acceptability of the terms of the Management Agreement, noting that no changes were proposed from the form of agreement previously approved. The Board also noted the wide array of legal and compliance services provided to the Fund under the Management Agreement.
After reviewing these and related factors (including investment performance as discussed below), the Board concluded, within the context of their overall conclusions, that the nature, extent and quality of the services provided to the Fund under the Management Agreement supported the continuation of the Management Agreement.
Investment performance
The Board carefully reviewed the investment performance of the Fund, including detailed reports providing the results of analyses performed by each of the Investment Manager, Broadridge and JDL collectively showing, for various periods (including since manager inception): (i) the performance of the Fund, (ii) the Fund’s performance relative to peers and benchmarks and (iii) the net assets of the Fund. The Board observed that Fund performance was well within the range of that of its peers.
The Board also reviewed a description of the third-party data provider’s methodology for identifying the Fund’s peer groups for purposes of performance and expense comparisons.
The Board also considered the Investment Manager’s performance and reputation generally.  After reviewing these and related factors, the Board concluded, within the context of their overall conclusions, that the performance of the Fund and the Investment Manager, in light of other considerations, supported the continuation of the Management Agreement.
Comparative fees, costs of services provided and the profits realized by the Investment Manager and its affiliates from their relationships with the Fund
The Board reviewed comparative fees and the costs of services provided under the Management Agreement. The Board members considered detailed comparative information set forth in an annual report on fees and expenses, including, among other things, data (based on analyses conducted by Broadridge and JDL) showing a comparison of the Fund’s expenses
Columbia Select Large Cap Value Fund  | 2025
25

Approval of Management Agreement (continued)
(Unaudited)
with median expenses paid by funds in its comparative peer universe, as well as data showing the Fund’s contribution to the Investment Manager’s profitability. The Board reviewed the fees charged to comparable institutional or other accounts/vehicles managed by the Investment Manager, including vehicles subadvised by the Investment Manager, and discussed differences in how the products are managed and operated, thus explaining many of the differences in fees.
The Board considered the reports of JDL, which assisted in the Board’s analysis of the Funds’ performance and expenses and the reasonableness of the Funds’ fee rates. The Board accorded particular weight to the notion that a primary objective of the level of fees is to achieve a rational pricing model applied consistently across the various product lines in the Fund family, while assuring that the overall fees for each Fund (with certain exceptions) are generally in line with the current “pricing philosophy” such that Fund total expense ratios, in general, approximate or are lower than the median expense ratios of funds in the same Lipper comparison universe. The Board took into account that the Fund’s total expense ratio (after considering proposed expense caps/waivers) was below the peer universe’s median expense ratio shown in the reports.
After reviewing these and related factors, the Board concluded, within the context of their overall conclusions, that the levels of management fees and expenses of the Fund, in light of other considerations, supported the continuation of the Management Agreement.
The Board also considered the profitability of the Investment Manager and its affiliates in connection with the Investment Manager providing management services to the Fund. With respect to the profitability of the Investment Manager and its affiliates, the Independent Trustees referred to information discussing the profitability to the Investment Manager and Ameriprise Financial from managing, operating and distributing the Funds. The Board considered that the profitability generated by the Investment Manager in 2024 had increased from 2023 levels due to a variety of factors, including the increased assets under management of the Funds. It also took into account the indirect economic benefits flowing to the Investment Manager or its affiliates in connection with managing or distributing the Funds, such as the enhanced ability to offer various other financial products to Ameriprise Financial customers, soft dollar benefits and overall reputational advantages. The Board noted that the fees paid by the Fund should permit the Investment Manager to offer competitive compensation to its personnel, make necessary investments in its business and earn an appropriate profit. After reviewing these and related factors, the Board concluded, within the context of their overall conclusions, that the costs of services provided and the profitability to the Investment Manager and its affiliates from their relationships with the Fund supported the continuation of the Management Agreement.
Economies of scale
The Board considered the potential existence of economies of scale in the provision by the Investment Manager of services to the Fund, and whether those economies of scale were shared with the Fund through breakpoints in investment management fees or other means, such as expense limitation arrangements and additional investments by the Investment Manager in investment, trading, compliance and other resources. The Board considered the economies of scale that might be realized as the Fund’s net asset level grows and took note of the extent to which Fund shareholders might also benefit from such growth. In this regard, the Board took into account that management fees decline as Fund assets exceed various breakpoints, all of which have not been surpassed. The Board observed that the Management Agreement thus provides for breakpoints in the management fee rate schedule that allow opportunities for shareholders to realize lower fees as Fund assets grow and that there are additional opportunities through other means for sharing economies of scale with shareholders.
Conclusion
The Board reviewed all of the above considerations in reaching its decision to approve the continuation of the Management Agreement. In reaching its conclusions, no single factor was determinative.
On June 26, 2025, the Board, including all of the Independent Trustees, determined that fees payable under the Management Agreement were fair and reasonable in light of the extent and quality of services provided and approved the renewal of the Management Agreement.
26
Columbia Select Large Cap Value Fund  | 2025

[THIS PAGE INTENTIONALLY LEFT BLANK]

Columbia Select Large Cap Value Fund
P.O. Box 219104
Kansas City, MO 64121-9104

Please read and consider the investment objectives, risks, charges and expenses for any fund carefully before investing. For a prospectus and summary prospectus, which contains this and other important information about the Fund, go to
columbiathreadneedleus.com/investor/. The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.
Columbia Threadneedle Investments® (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved.
© 2025 Columbia Management Investment Advisers, LLC.
columbiathreadneedleus.com/investor/
SAR216_05_T01_(01/26)

Columbia Select Small Cap Value Fund
Semi-Annual Financial Statements and Additional Information
November 30, 2025 (Unaudited)

Not FDIC or NCUA Insured	No Financial Institution Guarantee	May Lose Value

Columbia Select Small Cap Value Fund | 2025

Portfolio of Investments
November 30, 2025 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities

Common Stocks 99.4%
Issuer	Shares	Value ($)
Consumer Discretionary 9.3%
Automobile Components 1.9%
Visteon Corp.	68,830	7,106,698
Hotels, Restaurants & Leisure 2.4%
Six Flags Entertainment Corp.(a)	100,460	1,524,983
Texas Roadhouse, Inc.	43,226	7,575,356
Total		9,100,339
Household Durables 2.4%
KB Home	138,666	8,920,384
Textiles, Apparel & Luxury Goods 2.6%
Kontoor Brands, Inc.	132,684	9,865,055
Total Consumer Discretionary		34,992,476
Consumer Staples 2.5%
Food Products 2.5%
Nomad Foods Ltd.	484,744	5,928,419
Utz Brands, Inc.	378,446	3,667,142
Total		9,595,561
Total Consumer Staples		9,595,561
Energy 5.7%
Energy Equipment & Services 1.3%
Patterson-UTI Energy, Inc.	821,053	4,770,318
Oil, Gas & Consumable Fuels 4.4%
Murphy Oil Corp.	175,479	5,627,611
PBF Energy, Inc., Class A	219,647	7,573,429
SM Energy Co.	185,228	3,528,593
Total		16,729,633
Total Energy		21,499,951
Financials 27.1%
Banks 17.0%
Atlantic Union Bankshares Corp.	276,625	9,358,224
Axos Financial, Inc.(a)	133,760	10,992,397
Columbia Banking System, Inc.	344,573	9,551,564
OceanFirst Financial Corp.	395,364	7,452,611
Popular, Inc.	83,784	9,610,863
Common Stocks (continued)
Issuer	Shares	Value ($)
Seacoast Banking Corp. of Florida	240,650	7,594,914
Stock Yards Bancorp, Inc.	145,856	9,651,291
Total		64,211,864
Capital Markets 1.9%
Lazard, Inc.	146,648	7,405,724
Financial Services 1.7%
Radian Group, Inc.	177,792	6,320,505
Insurance 6.5%
CNO Financial Group, Inc.	196,716	8,051,586
Hanover Insurance Group, Inc. (The)	34,848	6,466,046
Kemper Corp.	94,505	3,848,244
Skyward Specialty Insurance Group, Inc.(a)	124,203	6,080,979
Total		24,446,855
Total Financials		102,384,948
Health Care 10.2%
Biotechnology 2.4%
Cytokinetics, Inc.(a)	74,187	5,054,361
Syndax Pharmaceuticals, Inc.(a)	196,238	3,889,437
Total		8,943,798
Health Care Equipment & Supplies 4.1%
CONMED Corp.	88,851	3,857,911
Integer Holdings Corp.(a)	35,095	2,533,157
LivaNova PLC(a)	145,285	9,270,636
Total		15,661,704
Health Care Providers & Services 2.5%
Tenet Healthcare Corp.(a)	43,886	9,516,240
Pharmaceuticals 1.2%
Ligand Pharmaceuticals, Inc.(a)	21,363	4,340,534
Total Health Care		38,462,276
Industrials 17.1%
Aerospace & Defense 5.0%
ATI, Inc.(a)	85,178	8,585,942
Kratos Defense & Security Solutions, Inc.(a)	135,897	10,341,762
Total		18,927,704
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Select Small Cap Value Fund  | 2025
3

Portfolio of Investments (continued)
November 30, 2025 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Building Products 2.3%
Zurn Elkay Water Solutions Corp.	184,128	8,782,906
Construction & Engineering 2.6%
Primoris Services Corp.	78,615	9,949,515
Electrical Equipment 1.9%
Regal Rexnord Corp.	47,879	6,989,855
Ground Transportation 1.9%
Knight-Swift Transportation Holdings, Inc.	158,535	7,260,903
Machinery 2.7%
Atmus Filtration Technologies, Inc.	201,964	10,221,398
Professional Services 0.7%
Alight, Inc., Class A	1,101,620	2,544,742
Total Industrials		64,677,023
Information Technology 11.0%
Communications Equipment 4.9%
Extreme Networks, Inc.(a)	467,507	8,181,373
Viavi Solutions, Inc.(a)	581,381	10,429,975
Total		18,611,348
Electronic Equipment, Instruments & Components 1.4%
Crane NXT Co.	96,031	5,406,545
Semiconductors & Semiconductor Equipment 4.7%
Kulicke & Soffa Industries, Inc.	124,486	5,615,563
MACOM Technology Solutions Holdings, Inc.(a)	69,433	12,150,081
Total		17,765,644
Total Information Technology		41,783,537
Materials 4.8%
Chemicals 3.1%
Chemours Co. LLC (The)	455,159	5,821,483
Minerals Technologies, Inc.	99,569	5,839,722
Total		11,661,205
Containers & Packaging 1.7%
O-I Glass, Inc.(a)	471,360	6,353,933
Total Materials		18,015,138
Real Estate 8.6%
Health Care REITs 2.0%
Sabra Health Care REIT, Inc.	389,954	7,608,003
Common Stocks (continued)
Issuer	Shares	Value ($)
Hotel & Resort REITs 1.5%
Apple Hospitality REIT, Inc.	483,223	5,745,521
Industrial REITs 1.3%
First Industrial Realty Trust, Inc.	81,389	4,658,706
Specialized REITs 3.8%
Gaming and Leisure Properties, Inc.	93,785	4,082,461
Outfront Media, Inc.	437,686	10,298,752
Total		14,381,213
Total Real Estate		32,393,443
Utilities 3.1%
Electric Utilities 3.1%
Portland General Electric Co.	234,518	11,918,205
Total Utilities		11,918,205
Total Common Stocks (Cost $264,294,208)		375,722,558

Rights —%

Health Care —%
Life Sciences Tools & Services —%
OmniAb Operations, Inc.(a),(b),(c),(d)	9,220	0
OmniAb, Inc.(a),(b),(c),(d)	9,220	0
Total		0
Total Health Care		0
Total Rights (Cost $—)		0

Money Market Funds 0.6%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 4.061%(e),(f)	2,366,877	2,366,167
Total Money Market Funds (Cost $2,366,018)		2,366,167
Total Investments in Securities (Cost: $266,660,226)		378,088,725
Other Assets & Liabilities, Net		65,281
Net Assets		378,154,006
The accompanying Notes to Financial Statements are an integral part of this statement.
4
Columbia Select Small Cap Value Fund  | 2025

Portfolio of Investments (continued)
November 30, 2025 (Unaudited)
Notes to Portfolio of Investments
(a)	Non-income producing investment.
(b)
Represents fair value as determined in good faith under procedures approved by the Board of Trustees. At November 30, 2025, the total value of these securities amounted to $0, which represents less than 0.01% of total net assets.

(c)
Denotes a restricted security, which is subject to legal or contractual restrictions on resale under federal securities laws. Disposal of a restricted investment may involve time-consuming negotiations and expenses, and prompt sale at an acceptable price may be difficult to achieve. Private placement securities are generally considered to be restricted, although certain of those securities may be traded between qualified institutional investors under the provisions of Section 4(a)(2) and Rule 144A. The Fund will not incur any registration costs upon such a trade. These securities are valued at fair value determined in good faith under consistently applied procedures approved by the Fund’s Board of Trustees. At November 30, 2025, the total market value of these securities amounted to $0, which represents less than 0.01% of total net assets. Additional information on these securities is as follows:

Security	Acquisition Dates	Shares	Cost ($)	Value ($)
OmniAb Operations, Inc.	02/13/2015-02/27/2015	9,220	—	—
OmniAb, Inc.	02/13/2015-02/27/2015	9,220	—	—
			—	—

(d)	Valuation based on significant unobservable inputs.
(e)	The rate shown is the seven-day current annualized yield at November 30, 2025.
(f)
Under the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended November 30, 2025 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Realized gain (loss)($)	Dividends($)	End of period shares
Columbia Short-Term Cash Fund, 4.061%
	3,760,867	32,185,570	(33,580,043)	(227)	2,366,167	946	60,813	2,366,877
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
■
 Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date.  Valuation adjustments are not applied to Level 1 investments.
■
 Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
■
 Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Investments falling into the Level 3 category, if any, are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
The Fund’s Board of Trustees (the Board) has designated the Investment Manager, through its Valuation Committee (the Committee), as valuation designee, responsible for determining the fair value of the assets of the Fund for which market quotations are not readily available using valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Select Small Cap Value Fund  | 2025
5

Portfolio of Investments (continued)
November 30, 2025 (Unaudited)
Fair value measurements   (continued)
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. Representatives of Columbia Management Investment Advisers, LLC report to the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
The following table is a summary of the inputs used to value the Fund’s investments at November 30, 2025:
	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Investments in Securities
Common Stocks
Consumer Discretionary	34,992,476	—	—	34,992,476
Consumer Staples	9,595,561	—	—	9,595,561
Energy	21,499,951	—	—	21,499,951
Financials	102,384,948	—	—	102,384,948
Health Care	38,462,276	—	—	38,462,276
Industrials	64,677,023	—	—	64,677,023
Information Technology	41,783,537	—	—	41,783,537
Materials	18,015,138	—	—	18,015,138
Real Estate	32,393,443	—	—	32,393,443
Utilities	11,918,205	—	—	11,918,205
Total Common Stocks	375,722,558	—	—	375,722,558
Rights
Health Care	—	—	0 *	0 *
Total Rights	—	—	0 *	0 *
Money Market Funds	2,366,167	—	—	2,366,167
Total Investments in Securities	378,088,725	—	0 *	378,088,725

*	Rounds to zero.
See the Portfolio of Investments for all investment classifications not indicated in the table.
The Fund does not hold any significant investments (greater than one percent of net assets) categorized as Level 3.
The accompanying Notes to Financial Statements are an integral part of this statement.
6
Columbia Select Small Cap Value Fund  | 2025

Statement of Assets and Liabilities
November 30, 2025 (Unaudited)

Assets
Investments in securities, at value
Unaffiliated issuers (cost $264,294,208)	$375,722,558
Affiliated issuers (cost $2,366,018)	2,366,167
Receivable for:
Capital shares sold	7,039
Dividends	433,363
Expense reimbursement due from Investment Manager	1,614
Prepaid expenses	4,219
Total assets	378,534,960
Liabilities
Payable for:
Capital shares redeemed	126,613
Management services fees	18,008
Distribution and/or service fees	4,010
Transfer agent fees	31,616
Compensation of chief compliance officer	32
Compensation of board members	1,636
Other expenses	35,974
Deferred compensation of board members	163,065
Total liabilities	380,954
Net assets applicable to outstanding capital stock	$378,154,006
Represented by
Paid in capital	230,978,175
Total distributable earnings (loss)	147,175,831
Total - representing net assets applicable to outstanding capital stock	$378,154,006
Class A
Net assets	$293,209,639
Shares outstanding	15,659,415
Net asset value per share	$18.72
Maximum sales charge	5.75%
Maximum offering price per share (calculated by dividing the net asset value per share by 1.0 minus the maximum sales charge for Class A shares)	$19.86
Institutional Class
Net assets	$31,427,066
Shares outstanding	1,351,404
Net asset value per share	$23.26
Institutional 2 Class
Net assets	$2,009,945
Shares outstanding	84,582
Net asset value per share	$23.76
Institutional 3 Class
Net assets	$51,507,356
Shares outstanding	2,061,450
Net asset value per share	$24.99
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Select Small Cap Value Fund  | 2025
7

Statement of Operations
Six Months Ended November 30, 2025 (Unaudited)

Net investment income
Income:
Dividends — unaffiliated issuers	$4,035,875
Dividends — affiliated issuers	60,813
Foreign taxes withheld	(9,426)
Total income	4,087,262
Expenses:
Management services fees	1,637,357
Distribution and/or service fees
Class A	361,778
Transfer agent fees
Class A	165,384
Institutional Class	17,848
Institutional 2 Class	550
Institutional 3 Class	1,159
Custodian fees	1,771
Printing and postage fees	18,898
Registration fees	46,907
Accounting services fees	16,211
Legal fees	11,112
Compensation of chief compliance officer	32
Compensation of board members	7,213
Deferred compensation of board members	33,970
Other	6,952
Total expenses	2,327,142
Fees waived or expenses reimbursed by Investment Manager and its affiliates	(180,708)
Expense reduction	(300)
Total net expenses	2,146,134
Net investment income	1,941,128
Realized and unrealized gain (loss) — net
Net realized gain (loss) on:
Investments — unaffiliated issuers	21,246,701
Investments — affiliated issuers	946
Net realized gain	21,247,647
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated issuers	30,839,687
Investments — affiliated issuers	(227)
Net change in unrealized appreciation (depreciation)	30,839,460
Net realized and unrealized gain	52,087,107
Net increase in net assets resulting from operations	$54,028,235
The accompanying Notes to Financial Statements are an integral part of this statement.
8
Columbia Select Small Cap Value Fund  | 2025

Statement of Changes in Net Assets

	Six Months Ended November 30, 2025 (Unaudited)	Year Ended May 31, 2025
Operations
Net investment income	$1,941,128	$3,127,871
Net realized gain	21,247,647	65,214,598
Net change in unrealized appreciation (depreciation)	30,839,460	(68,825,101)
Net increase (decrease) in net assets resulting from operations	54,028,235	(482,632)
Distributions to shareholders
Net investment income and net realized gains
Class A	—	(55,312,169)
Institutional Class	—	(5,508,299)
Institutional 2 Class	—	(343,798)
Institutional 3 Class	—	(8,533,756)
Total distributions to shareholders	—	(69,698,022)
Increase (decrease) in net assets from capital stock activity	(40,125,004)	11,759,796
Total increase (decrease) in net assets	13,903,231	(58,420,858)
Net assets at beginning of period	364,250,775	422,671,633
Net assets at end of period	$378,154,006	$364,250,775
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Select Small Cap Value Fund  | 2025
9

Statement of Changes in Net Assets  (continued)

	Six Months Ended		Year Ended
	November 30, 2025 (Unaudited)		May 31, 2025
	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity
Class A
Shares sold	76,806	1,351,949	274,054	5,040,780
Distributions reinvested	—	—	2,917,344	54,320,951
Shares redeemed	(1,469,992)	(26,055,246)	(2,479,169)	(45,522,632)
Net increase (decrease)	(1,393,186)	(24,703,297)	712,229	13,839,099
Advisor Class
Shares sold	—	—	8,312	211,172
Shares redeemed	—	—	(84,986)	(2,336,332)
Net decrease	—	—	(76,674)	(2,125,160)
Institutional Class
Shares sold	197,197	4,306,574	557,807	12,443,771
Distributions reinvested	—	—	236,806	5,463,103
Shares redeemed	(321,033)	(7,053,211)	(831,328)	(17,992,960)
Net decrease	(123,836)	(2,746,637)	(36,715)	(86,086)
Institutional 2 Class
Shares sold	3,420	77,311	23,702	545,654
Distributions reinvested	—	—	14,575	343,389
Shares redeemed	(10,407)	(232,679)	(47,967)	(1,097,930)
Net decrease	(6,987)	(155,368)	(9,690)	(208,887)
Institutional 3 Class
Shares sold	40,752	941,965	41,385	973,280
Distributions reinvested	—	—	323,438	8,008,328
Shares redeemed	(569,591)	(13,461,667)	(336,035)	(8,640,778)
Net increase (decrease)	(528,839)	(12,519,702)	28,788	340,830
Total net increase (decrease)	(2,052,848)	(40,125,004)	617,938	11,759,796
The accompanying Notes to Financial Statements are an integral part of this statement.
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Columbia Select Small Cap Value Fund  | 2025

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Columbia Select Small Cap Value Fund  | 2025
11

Financial Highlights
The following table is intended to help you understand the Fund’s financial performance. Certain information reflects financial results for a single share of a class held for the periods shown. Per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total return assumes reinvestment of all dividends and distributions, if any. Total return does not reflect payment of sales charges, if any. Total return and portfolio turnover are not annualized for periods of less than one year. The ratios of expenses and net investment income are annualized for periods of less than one year. The portfolio turnover rate is calculated without regard to purchase and sales transactions of short-term instruments and certain derivatives, if any. If such transactions were included, the Fund’s portfolio turnover rate may be higher. A zero balance may reflect an amount rounding to less than $0.01 or 0.01%.
	Net asset value, beginning of period	Net investment income (loss)	Net realized and unrealized gain (loss)	Total from investment operations	Distributions from net investment income	Distributions from net realized gains	Total distributions to shareholders
Class A
Six Months Ended 11/30/2025 (Unaudited)	$16.23	0.08	2.41	2.49	—	—	—
Year Ended 5/31/2025	$19.53	0.13	0.15 (d)	0.28	(0.11)	(3.47)	(3.58)
Year Ended 5/31/2024	$17.32	0.10	3.33	3.43	(0.14)	(1.08)	(1.22)
Year Ended 5/31/2023	$19.47	0.16	(1.49)	(1.33)	(0.15)	(0.67)	(0.82)
Year Ended 5/31/2022	$22.67	0.03	(1.78)	(1.75)	(0.01)	(1.44)	(1.45)
Year Ended 5/31/2021	$13.83	0.01	9.98	9.99	(0.01)	(1.14)	(1.15)
Institutional Class
Six Months Ended 11/30/2025 (Unaudited)	$20.13	0.13	3.00	3.13	—	—	—
Year Ended 5/31/2025	$23.45	0.21	0.10 (d)	0.31	(0.16)	(3.47)	(3.63)
Year Ended 5/31/2024	$20.58	0.17	3.97	4.14	(0.19)	(1.08)	(1.27)
Year Ended 5/31/2023	$22.96	0.24	(1.75)	(1.51)	(0.20)	(0.67)	(0.87)
Year Ended 5/31/2022	$26.47	0.09	(2.10)	(2.01)	(0.06)	(1.44)	(1.50)
Year Ended 5/31/2021	$16.00	0.07	11.59	11.66	(0.05)	(1.14)	(1.19)
Institutional 2 Class
Six Months Ended 11/30/2025 (Unaudited)	$20.56	0.14	3.06	3.20	—	—	—
Year Ended 5/31/2025	$23.89	0.23	0.09 (d)	0.32	(0.18)	(3.47)	(3.65)
Year Ended 5/31/2024	$20.93	0.19	4.05	4.24	(0.20)	(1.08)	(1.28)
Year Ended 5/31/2023	$23.35	0.27	(1.81)	(1.54)	(0.21)	(0.67)	(0.88)
Year Ended 5/31/2022	$26.89	0.12	(2.15)	(2.03)	(0.07)	(1.44)	(1.51)
Year Ended 5/31/2021	$16.24	0.08	11.77	11.85	(0.06)	(1.14)	(1.20)
Institutional 3 Class
Six Months Ended 11/30/2025 (Unaudited)	$21.61	0.15	3.23	3.38	—	—	—
Year Ended 5/31/2025	$24.94	0.25	0.08 (d)	0.33	(0.19)	(3.47)	(3.66)
Year Ended 5/31/2024	$21.80	0.21	4.22	4.43	(0.21)	(1.08)	(1.29)
Year Ended 5/31/2023	$24.28	0.29	(1.88)	(1.59)	(0.22)	(0.67)	(0.89)
Year Ended 5/31/2022	$27.90	0.13	(2.23)	(2.10)	(0.08)	(1.44)	(1.52)
Year Ended 5/31/2021	$16.81	0.10	12.20	12.30	(0.07)	(1.14)	(1.21)

Notes to Financial Highlights
(a)
In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund’s reported expense ratios.

(b)	Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.
(c)	The benefits derived from expense reductions had an impact of less than 0.01%.
(d)
Calculation of the net gain (loss) per share (both realized and unrealized) does not correlate to the aggregate realized and unrealized gain (loss) presented in the Statement of Operations due to timing of Fund shares sold and redeemed in relation to fluctuations in the market value of the portfolio. For a new share class, the difference may be due to the timing of the commencement of operations for the share class.

The accompanying Notes to Financial Statements are an integral part of this statement.
12
Columbia Select Small Cap Value Fund  | 2025

Financial Highlights (continued)

	Net asset value, end of period	Total return	Total gross expense ratio to average net assets(a)	Total net expense ratio to average net assets(a),(b)	Net investment income (loss) ratio to average net assets	Portfolio turnover	Net assets, end of period (000’s)
Class A
Six Months Ended 11/30/2025 (Unaudited)	$18.72	15.34%	1.31%	1.21% (c)	0.96%	6%	$293,210
Year Ended 5/31/2025	$16.23	(0.91% )	1.29%	1.23% (c)	0.69%	20%	$276,691
Year Ended 5/31/2024	$19.53	20.61%	1.30%	1.26% (c)	0.52%	7%	$319,061
Year Ended 5/31/2023	$17.32	(7.04% )	1.31%	1.28% (c)	0.88%	11%	$299,209
Year Ended 5/31/2022	$19.47	(8.35% )	1.28%	1.26% (c)	0.12%	7%	$356,657
Year Ended 5/31/2021	$22.67	74.66%	1.32%	1.28% (c)	0.08%	30%	$420,471
Institutional Class
Six Months Ended 11/30/2025 (Unaudited)	$23.26	15.55%	1.06%	0.96% (c)	1.21%	6%	$31,427
Year Ended 5/31/2025	$20.13	(0.63% )	1.04%	0.98% (c)	0.93%	20%	$29,692
Year Ended 5/31/2024	$23.45	20.81%	1.05%	1.01% (c)	0.78%	7%	$35,461
Year Ended 5/31/2023	$20.58	(6.75% )	1.06%	1.03% (c)	1.12%	11%	$46,062
Year Ended 5/31/2022	$22.96	(8.15% )	1.03%	1.01% (c)	0.37%	7%	$49,338
Year Ended 5/31/2021	$26.47	75.06%	1.07%	1.02% (c)	0.33%	30%	$44,918
Institutional 2 Class
Six Months Ended 11/30/2025 (Unaudited)	$23.76	15.56%	1.00%	0.91%	1.27%	6%	$2,010
Year Ended 5/31/2025	$20.56	(0.62% )	0.98%	0.92%	1.00%	20%	$1,883
Year Ended 5/31/2024	$23.89	20.96%	0.99%	0.95%	0.84%	7%	$2,419
Year Ended 5/31/2023	$20.93	(6.75% )	0.99%	0.96%	1.23%	11%	$2,398
Year Ended 5/31/2022	$23.35	(8.10% )	0.97%	0.95%	0.46%	7%	$2,729
Year Ended 5/31/2021	$26.89	75.16%	0.99%	0.96%	0.39%	30%	$4,265
Institutional 3 Class
Six Months Ended 11/30/2025 (Unaudited)	$24.99	15.64%	0.95%	0.85%	1.31%	6%	$51,507
Year Ended 5/31/2025	$21.61	(0.55% )	0.93%	0.87%	1.05%	20%	$55,985
Year Ended 5/31/2024	$24.94	21.01%	0.93%	0.89%	0.89%	7%	$63,895
Year Ended 5/31/2023	$21.80	(6.69% )	0.93%	0.91%	1.25%	11%	$84,978
Year Ended 5/31/2022	$24.28	(8.05% )	0.92%	0.90%	0.48%	7%	$106,349
Year Ended 5/31/2021	$27.90	75.30%	0.94%	0.89%	0.44%	30%	$118,636
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Select Small Cap Value Fund  | 2025
13

Notes to Financial Statements
November 30, 2025 (Unaudited)
Note 1. Organization
Columbia Select Small Cap Value Fund (the Fund), a series of Columbia Funds Series Trust II (the Trust), is a diversified fund. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.
Fund shares
The Trust may issue an unlimited number of shares (without par value). The Fund offers each of the share classes listed in the Statement of Assets and Liabilities. Although all share classes generally have identical voting, dividend and liquidation rights, each share class votes separately when required by the Trust’s organizational documents or by law. Each share class has its own expense and sales charge structure. Different share classes may have different minimum initial investment amounts and pay different net investment income distribution amounts to the extent the expenses of distributing such share classes vary. Distributions to shareholders in a liquidation will be proportional to the net asset value of each share class.
As described in the Fund’s prospectus, Class A shares are offered to the general public for investment. Institutional Class, Institutional 2 Class and Institutional 3 Class shares are available for purchase through authorized investment professionals to omnibus retirement plans or to institutional investors and to certain other investors as also described in the Fund’s prospectus.
Note 2. Summary of significant accounting policies
Basis of preparation
The Fund is an investment company that applies the accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services - Investment Companies (ASC 946). The financial statements are prepared in accordance with U.S. generally accepted accounting principles (GAAP), which requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.
Segment reporting
The intent of FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures is to enable investors to better understand an entity’s overall performance and to assess its potential future cash flows through improved segment disclosures. The chief operating decision maker (CODM) for the Fund is Columbia Management Investment Advisers, LLC through its Investment Oversight Committee and Global Executive Group, which are responsible for assessing performance and making decisions about resource allocation. The CODM has determined that the Fund has a single operating segment because the CODM monitors the operating results of the Fund as a whole and the Fund’s long-term strategic asset allocation is pre-determined in accordance with the terms of its prospectus, based on a defined investment strategy which is executed by the Fund’s portfolio managers as a team. The financial information provided to and reviewed by the CODM is consistent with that presented within the Fund’s financial statements.
Security valuation
Equity securities listed on an exchange are valued at the closing price or last trade price on their primary exchange at the close of business of the New York Stock Exchange. Securities with a closing price not readily available or not listed on any exchange are valued at the mean between the closing bid and ask prices. Listed preferred stocks convertible into common stocks are valued using an evaluated price from a pricing service.
14
Columbia Select Small Cap Value Fund  | 2025

Notes to Financial Statements (continued)
November 30, 2025 (Unaudited)
Foreign equity securities are valued based on the closing price or last trade price on their primary exchange at the close of business of the New York Stock Exchange. If any foreign equity security closing prices are not readily available, the securities are valued at the mean of the latest quoted bid and ask prices on such exchanges or markets. Foreign currency exchange rates are determined at the scheduled closing time of the New York Stock Exchange. Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange; therefore, the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. In those situations, foreign securities will be fair valued pursuant to a policy approved by the Board of Trustees. Under the policy, the Fund may utilize a third-party pricing service to determine these fair values. The third-party pricing service takes into account multiple factors, including relevant general and sector indices, currency fluctuations, depositary receipts, and futures, as applicable, to determine a good faith estimate that reasonably reflects the current market conditions as of the close of the New York Stock Exchange. The fair value of a security is likely to be different from the quoted or published price, if available.
Investments in open-end investment companies (other than exchange-traded funds (ETFs)), are valued at the latest net asset value reported by those companies as of the valuation time.
Investments for which market quotations are not readily available, or that have quotations which management believes are not reflective of market value or reliable, are valued at fair value as determined in good faith under procedures approved by the Board of Trustees. If a security or class of securities (such as foreign securities) is valued at fair value, such value is likely to be different from the quoted or published price for the security, if available.
The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine fair value.
GAAP requires disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category. This information is disclosed following the Fund’s Portfolio of Investments.
Security transactions
Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.
Income recognition
Corporate actions and dividend income are generally recorded net of any non-reclaimable tax withholdings, on the ex-dividend date or upon receipt of an ex-dividend notification in the case of certain foreign securities.
The Fund may receive distributions from holdings in equity securities, business development companies (BDCs), exchange-traded funds (ETFs), limited partnerships (LPs), other regulated investment companies (RICs), and real estate investment trusts (REITs), which report information as to the tax character of their distributions annually. These distributions are allocated to dividend income, capital gain and return of capital based on actual information reported. Return of capital is recorded as a reduction of the cost basis of securities held. If the Fund no longer owns the applicable securities, return of capital is recorded as a realized gain. With respect to REITs, to the extent actual information has not yet been reported, estimates for return of capital are made by Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial). The Investment Manager’s estimates are subsequently adjusted when the actual character of the distributions is disclosed by the REITs, which could result in a proportionate change in return of capital to shareholders.
Awards from class action litigation are recorded as a reduction of cost basis if the Fund still owns the applicable securities on the payment date. If the Fund no longer owns the applicable securities on the payment date, the proceeds are recorded as realized gains.
Columbia Select Small Cap Value Fund  | 2025
15

Notes to Financial Statements (continued)
November 30, 2025 (Unaudited)
Expenses
General expenses of the Trust are allocated to the Fund and other funds of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the Fund are charged to the Fund. Expenses directly attributable to a specific class of shares are charged to that share class.
Determination of class net asset value
All income, expenses (other than class-specific expenses, which are charged to that share class, as shown in the Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of the Fund on a daily basis, based on the relative net assets of each class, for purposes of determining the net asset value of each class.
Federal income tax status
The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of its investment company taxable income and net capital gain, if any, for its tax year, and as such will not be subject to federal income taxes. In addition, the Fund intends to distribute in each calendar year substantially all of its ordinary income, capital gain net income and certain other amounts, if any, such that the Fund should not be subject to federal excise tax. Therefore, no federal income or excise tax provision is recorded.
Foreign taxes
The Fund may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries, as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.
Realized gains in certain countries may be subject to foreign taxes at the Fund level, based on statutory rates. The Fund accrues for such foreign taxes on realized and unrealized gains at the appropriate rate for each jurisdiction, as applicable. The amount, if any, is disclosed as a liability in the Statement of Assets and Liabilities.
Distributions to shareholders
Distributions from net investment income, if any, are declared and paid annually. Net realized capital gains, if any, are distributed at least annually. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.
Guarantees and indemnifications
Under the Trust’s organizational documents and, in some cases, by contract, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust or its funds. In addition, certain of the Fund’s contracts with its service providers contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined, and the Fund has no historical basis for predicting the likelihood of any such claims.
Recent accounting pronouncements and regulatory updates
Accounting Standards Update 2023-09 Income Taxes (Topic 740)
In December 2023, the FASB issued Accounting Standards Update No. 2023-09 Income Taxes (Topic 740) Improvements to Income Tax Disclosures. The amendments were issued to enhance the transparency and decision usefulness of income tax disclosures primarily related to rate reconciliation and income taxes paid information. The amendments are effective for annual periods beginning after December 15, 2024, with early adoption permitted. Management expects that the adoption of the amendments will not have a material impact on its financial statements.
16
Columbia Select Small Cap Value Fund  | 2025

Notes to Financial Statements (continued)
November 30, 2025 (Unaudited)
Note 3. Fees and other transactions with affiliates
Management services fees
The Fund has entered into a Management Agreement with Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial). Under the Management Agreement, the Investment Manager provides the Fund with investment research and advice and is responsible for administrative and accounting services. The management services fee is an annual fee that is equal to a percentage of the Fund’s daily net assets that declines from 0.87% to 0.75% as the Fund’s net assets increase. The annualized effective management services fee rate for the six months ended November 30, 2025 was 0.87% of the Fund’s average daily net assets.
Compensation of Board members
Members of the Board of Trustees who are not officers or employees of the Investment Manager or Ameriprise Financial are compensated for their services to the Fund as disclosed in the Statement of Operations. Under a Deferred Compensation Plan (the Deferred Plan), these members of the Board of Trustees may elect to defer payment of up to 100% of their compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of certain funds managed by the Investment Manager. The Fund’s liability for these amounts is adjusted for market value changes and remains in the Fund until distributed in accordance with the Deferred Plan. All amounts payable under the Deferred Plan constitute a general unsecured obligation of the Fund. The expense for the Deferred Plan, which includes Trustees’ fees deferred during the current period as well as any gains or losses on the Trustees’ deferred compensation balances as a result of market fluctuations, is included in "Deferred compensation of board members" in the Statement of Operations.
Compensation of Chief Compliance Officer
The Board of Trustees has appointed a Chief Compliance Officer for the Fund in accordance with federal securities regulations. As disclosed in the Statement of Operations, a portion of the Chief Compliance Officer’s total compensation is allocated to the Fund, along with other allocations to affiliated registered investment companies managed by the Investment Manager and its affiliates, based on relative net assets.
Transfer agency fees
Under a Transfer and Dividend Disbursing Agent Agreement, Columbia Management Investment Services Corp. (the Transfer Agent), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, is responsible for providing transfer agency services to the Fund. The Transfer Agent has contracted with SS&C GIDS, Inc. (SS&C GIDS) to serve as sub-transfer agent. The Transfer Agent pays the fees of SS&C GIDS for services as sub-transfer agent and SS&C GIDS is not entitled to reimbursement for such fees from the Fund (with the exception of out-of-pocket fees).
The Fund pays the Transfer Agent a monthly transfer agency fee based on the number or the average value of accounts, depending on the type of account. In addition, the Fund pays the Transfer Agent a fee for shareholder services based on the number of accounts or on a percentage of the average aggregate value of the Fund’s shares maintained in omnibus accounts up to the lesser of the amount charged by the financial intermediary or a cap established by the Board of Trustees from time to time.
The Transfer Agent also receives compensation from the Fund for various shareholder services and reimbursements for certain out-of-pocket fees. Total transfer agency fees for Institutional 2 Class and Institutional 3 Class shares are subject to an annual limitation of not more than 0.07% and 0.02%, respectively, of the average daily net assets attributable to each share class.
Columbia Select Small Cap Value Fund  | 2025
17

Notes to Financial Statements (continued)
November 30, 2025 (Unaudited)
For the six months ended November 30, 2025, the Fund’s annualized effective transfer agency fee rates as a percentage of average daily net assets of each class were as follows:
Effective rate (%)
Class A	0.11
Institutional Class	0.11
Institutional 2 Class	0.06
Institutional 3 Class	0.00
An annual minimum account balance fee of $20 may apply to certain accounts with a value below the applicable share class’s initial minimum investment requirements to reduce the impact of small accounts on transfer agency fees. These minimum account balance fees are remitted to the Fund and recorded as part of expense reductions in the Statement of Operations. For the six months ended November 30, 2025, these minimum account balance fees reduced total expenses of the Fund by $300.
Distribution and service fees
The Fund has entered into an agreement with Columbia Management Investment Distributors, Inc. (the Distributor), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, for distribution and shareholder services. Under a Plan and Agreement of Distribution, the Fund pays a fee at the maximum annual rate of up to 0.25% of the Fund’s average daily net assets attributable to Class A shares.
Sales charges
Sales charges, including front-end charges and contingent deferred sales charges (CDSCs), received by the Distributor for distributing Fund shares for the six months ended November 30, 2025, if any, are listed below:
	Front End (%)	CDSC (%)	Amount ($)
Class A	5.75	0.50 - 1.00 (a)	7,994

(a)
This charge is imposed on certain investments of between $1 million and $50 million redeemed within 18 months after purchase, as follows: 1.00% if redeemed within 12 months after purchase, and 0.50% if redeemed more than 12, but less than 18, months after purchase, with certain limited exceptions.

The Fund’s other share classes are not subject to sales charges.
Expenses waived/reimbursed by the Investment Manager and its affiliates
The Investment Manager and certain of its affiliates have contractually agreed to waive fees and/or reimburse expenses (excluding certain fees and expenses described below) for the period(s) disclosed below, unless sooner terminated at the sole discretion of the Board of Trustees, so that the Fund’s net operating expenses, after giving effect to fees waived/expenses reimbursed and any balance credits and/or overdraft charges from the Fund’s custodian, do not exceed the following annual rate(s) as a percentage of the classes’ average daily net assets:
Fee rate(s) contractual through September 30, 2026 (%)
Class A	1.22
Institutional Class	0.97
Institutional 2 Class	0.91
Institutional 3 Class	0.86
Under the agreement governing these fee waivers and/or expense reimbursement arrangements, the following fees and expenses are excluded from the waiver/reimbursement commitment, and therefore will be paid by the Fund, if applicable: taxes (including foreign transaction taxes), expenses associated with investments in affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange-traded funds), transaction costs and brokerage commissions, costs related to any securities lending program, dividend expenses associated with securities sold short, inverse floater program fees and expenses, transaction charges and interest on borrowed money, interest, costs associated with shareholder meetings, infrequent and/or unusual expenses and any other expenses the exclusion of which is
18
Columbia Select Small Cap Value Fund  | 2025

Notes to Financial Statements (continued)
November 30, 2025 (Unaudited)
specifically approved by the Board of Trustees. This agreement may be modified or amended only with approval from the Investment Manager, certain of its affiliates and the Fund. In addition to the contractual agreement, the Investment Manager and certain of its affiliates have voluntarily agreed to waive fees and/or reimburse Fund expenses (excluding certain fees and expenses described above) so that Fund level expenses (expenses directly attributable to the Fund and not to a specific share class) are waived proportionately across all share classes. This arrangement may be revised or discontinued at any time. Any fees waived and/or expenses reimbursed under the expense reimbursement arrangements described above are not recoverable by the Investment Manager or its affiliates in future periods.
Note 4. Federal tax information
The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP because of temporary or permanent book to tax differences.
At November 30, 2025, the approximate cost of all investments for federal income tax purposes and the aggregate gross approximate unrealized appreciation and depreciation based on that cost was:
Federal tax cost ($)	Gross unrealized appreciation ($)	Gross unrealized (depreciation) ($)	Net unrealized appreciation ($)
266,660,000	144,706,000	(33,277,000)	111,429,000
Tax cost of investments and unrealized appreciation/(depreciation) may also include timing differences that do not constitute adjustments to tax basis.
Management of the Fund has concluded that there are no significant uncertain tax positions in the Fund that would require recognition in the financial statements. However, management’s conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). Generally, the Fund’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.
Note 5. Portfolio information
The cost of purchases and proceeds from sales of securities, excluding short-term investments and derivatives, if any, aggregated to $22,346,330 and $59,152,152, respectively, for the six months ended November 30, 2025. The amount of purchase and sale activity impacts the portfolio turnover rate reported in the Financial Highlights.
Note 6. Affiliated money market fund
The Fund invests in Columbia Short-Term Cash Fund, an affiliated money market fund established for the exclusive use by the Fund and other affiliated funds (the Affiliated MMF). The income earned by the Fund from such investments is included as Dividends - affiliated issuers in the Statement of Operations. As an investing fund, the Fund indirectly bears its proportionate share of the expenses of the Affiliated MMF. The Affiliated MMF prices its shares with a floating net asset value. The Securities and Exchange Commission has adopted amendments to money market fund rules requiring institutional prime money market funds like the Affiliated MMF to be subject to a discretionary liquidity fee of up to 2% if the imposition of such a fee is determined to be in the best interest of the Affiliated MMF and to a mandatory liquidity fee if daily net redemptions exceed 5% of net assets.
Note 7. Interfund lending
Pursuant to an exemptive order granted by the Securities and Exchange Commission, the Fund participates in a program (the Interfund Program) allowing each participating Columbia Fund (each, a Participating Fund) to lend money directly to and, except for closed-end funds and money market funds, borrow money directly from other Participating Funds for temporary purposes. The amounts eligible for borrowing and lending under the Interfund Program are subject to certain restrictions.
Columbia Select Small Cap Value Fund  | 2025
19

Notes to Financial Statements (continued)
November 30, 2025 (Unaudited)
Interfund loans are subject to the risk that the borrowing fund could be unable to repay the loan when due, and a delay in repayment to the lending fund could result in lost opportunities and/or additional lending costs. The exemptive order is subject to conditions intended to mitigate conflicts of interest arising from the Investment Manager’s relationship with each Participating Fund.
The Fund did not borrow or lend money under the Interfund Program during the six months ended November 30, 2025.
Note 8. Line of credit
The Fund has access to a revolving credit facility with a syndicate of banks led by JPMorgan Chase Bank, N.A., Citibank, N.A. and Wells Fargo Bank, N.A. whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. Pursuant to an October 23, 2025 amendment and restatement, the credit facility, which is an agreement between the Fund and certain other funds managed by the Investment Manager or an affiliated investment manager, severally and not jointly, permits aggregate borrowings up to $750 million. Interest is currently charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the federal funds effective rate, (ii) the secured overnight financing rate plus 0.10% and (iii) the overnight bank funding rate, plus 1.00% in each case. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. The Fund also pays a commitment fee equal to its pro rata share of the unused amount of the credit facility at a rate of 0.15% per annum. The commitment fee is included in other expenses in the Statement of Operations. This agreement expires annually in October unless extended or renewed. Prior to the October 23, 2025 amendment and restatement, the Fund had access to a revolving credit facility with a syndicate of banks led by JPMorgan Chase Bank, N.A., Citibank, N.A. and Wells Fargo Bank, N.A. which permitted collective borrowings up to $900 million. Interest was charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the federal funds effective rate, (ii) the secured overnight financing rate plus 0.10% and (iii) the overnight bank funding rate, plus 1.00% in each case.
The Fund had no borrowings during the six months ended November 30, 2025.
Note 9. Risks and uncertainties
An investment in the Fund involves risks, including market risk and concentration risk, among others. The value of the Fund’s holdings and the Fund’s net asset value may go down. These declines may be due to factors affecting a particular issuer, or the result of, among other things, political, regulatory, market, economic or social developments affecting the relevant market(s) more generally.
Global economies and financial markets are increasingly interconnected, and conditions and events in one country, region or financial market may adversely impact issuers in a different country, region or financial market. These risks may be magnified if certain events or developments adversely interrupt the global supply chain; in these and other circumstances, such risks might affect companies worldwide. As a result, local, regional or global events such as terrorism, war, other conflicts, natural disasters, disease/virus outbreaks and epidemics or other public health issues, recessions, depressions or other events – or the potential for such events – could have a significant negative impact on global economic and market conditions.
To the extent that the Fund concentrates its investment in particular issuers, countries, geographic regions, industries or sectors, the Fund may be subject to greater risks of adverse developments in such areas of focus than a fund that invests in a wider variety of issuers, countries, geographic regions, industries, sectors or investments.
Additional risk factors of the Fund are described more fully in the Fund’s Prospectus and Statement of Additional Information.
Shareholder concentration risk
At November 30, 2025, affiliated shareholders of record owned 74.1% of the outstanding shares of the Fund in one or more accounts. Fund shares sold to or redeemed by concentrated accounts may have a significant effect on the operations of the Fund. In the case of a large redemption, the Fund may be forced to sell investments at inopportune times, including its liquid
20
Columbia Select Small Cap Value Fund  | 2025

Notes to Financial Statements (continued)
November 30, 2025 (Unaudited)
positions, which may result in Fund losses and the Fund holding a higher percentage of less liquid positions. Large redemptions could result in decreased economies of scale and increased operating expenses for non-redeeming Fund shareholders.
Note 10. Subsequent events
Management has evaluated the events and transactions that have occurred through the date the financial statements were issued and noted no items requiring adjustment of the financial statements or additional disclosure.
Note 11. Information regarding pending and settled legal proceedings
Ameriprise Financial and certain of its affiliates are involved, in the normal course of business, in legal proceedings that include regulatory inquiries, arbitration and litigation (including class actions) concerning matters arising in connection with the conduct of their activities as part of a diversified financial services firm. Ameriprise Financial believes that the Fund is not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund. Ameriprise Financial is required to make quarterly (10-Q), annual (10-K) and, as necessary, 8-K filings with the Securities and Exchange Commission (SEC) on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.
There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased Fund redemptions, reduced sale of Fund shares or other adverse consequences to the Fund. Further, although we believe proceedings are not likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund, these proceedings are subject to uncertainties and, as such, it is inherently difficult to determine whether any loss is probable or even reasonably possible, or to reasonably estimate the amount of any loss that may result from such matters. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief, and may lead to further claims, examinations, adverse publicity or reputational damage, each of which could have a material adverse effect on the consolidated financial condition or results of operations or financial condition of Ameriprise Financial or one or more of its affiliates that provide services to the Fund.
Columbia Select Small Cap Value Fund  | 2025
21

 Approval of Management Agreement
(Unaudited)
Columbia Management Investment Advisers, LLC (the Investment Manager, and together with its domestic and global affiliates, Columbia Threadneedle Investments), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial), serves as the investment manager to Columbia Select Small Cap Value Fund (the Fund). Under a management agreement (the Management Agreement), the Investment Manager provides investment advice and other services to the Fund and other funds distributed by Columbia Management Investment Distributors, Inc. (collectively, the Funds).
On an annual basis, the Fund’s Board of Trustees (the Board), including the independent Board members (the Independent Trustees), considers renewal of the Management Agreement.  The Investment Manager prepared detailed reports for the Board and its Contracts Committee (including its Contracts Subcommittee) in March, April and June 2025, including reports providing the results of analyses performed by a third-party data provider, Broadridge Financial Solutions, Inc. (Broadridge), and comprehensive responses by the Investment Manager to written requests for information by independent legal counsel to the Independent Trustees (Independent Legal Counsel), to assist the Board in making this determination.  In addition, throughout the year, the Board (or its committees or subcommittees) regularly meets with portfolio management teams and senior management personnel and reviews information prepared by the Investment Manager addressing the services the Investment Manager provides and Fund performance.  The Board also accords appropriate weight to the work, deliberations and conclusions of the various committees (including their subcommittees), such as the Contracts Committee, the Investment Review Committee, the Audit Committee and the Compliance Committee in determining whether to continue the Management Agreement.
The Board, at its June 26, 2025 Board meeting (the June Meeting), considered the renewal of the Management Agreement for an additional one-year term. At the June Meeting, Independent Legal Counsel reviewed with the Independent Trustees various factors relevant to the Board’s consideration of advisory agreements and the Board’s legal responsibilities related to such consideration. The Independent Trustees considered such information as they, their legal counsel or the Investment Manager believed reasonably necessary to evaluate and to approve the continuation of the Management Agreement. Among other things, the information and factors considered included the following:
•
Information on the investment performance of the Fund relative to the performance of a group of mutual funds determined to be comparable to the Fund by Broadridge, as well as performance relative to one or more benchmarks;
•
Information on the Fund’s management fees and total expenses, including information comparing the Fund’s expenses to those of a group of comparable mutual funds, as determined by Broadridge;
•
The Investment Manager’s agreement to contractually limit or cap total operating expenses for the Fund so that total operating expenses (excluding certain fees and expenses, such as transaction costs and certain other investment related expenses, interest, taxes, acquired fund fees and expenses and infrequent and/or unusual expenses) would not exceed a specified annual rate, as a percentage of the Fund’s net assets;
•
Terms of the Management Agreement;
•
Descriptions of other agreements and arrangements with affiliates of the Investment Manager relating to the operations of the Fund, including agreements with respect to the provision of transfer agency and shareholder services to the Fund;
•
Descriptions of various services performed by the Investment Manager under the Management Agreement, including portfolio management and portfolio trading practices;
•
Information regarding any recently negotiated management fees of similarly-managed portfolios of other institutional clients of the Investment Manager;
•
Information regarding the resources of the Investment Manager, including information regarding senior management, portfolio managers and other personnel;
•
Information regarding the capabilities of the Investment Manager with respect to compliance monitoring services;
•
The profitability to the Investment Manager and its affiliates from their relationships with the Fund; and
22
Columbia Select Small Cap Value Fund  | 2025

Approval of Management Agreement (continued)
(Unaudited)
•
Report provided by the Board’s independent fee consultant, JDL Consultants, LLC (JDL).
Following an analysis and discussion of the foregoing, and the factors identified below, the Board, including all of the Independent Trustees, approved the renewal of the Management Agreement.
Nature, extent and quality of services provided by the Investment Manager
The Board analyzed various reports and presentations it had received detailing the services performed by the Investment Manager, as well as its history, expertise, resources and relative capabilities, and the qualifications of its personnel.
The Board specifically considered the many developments during recent years concerning the services provided by the Investment Manager. Among other things, the Board noted the organization and depth of the equity and credit research departments. The Board further observed the enhancements to the investment risk management department’s processes, systems and oversight over the past several years.  The Board also took into account the broad scope of services provided by the Investment Manager to the Fund, including, among other services, investment, risk and compliance oversight.  The Board also took into account the information it received concerning the Investment Manager’s ability to attract and retain key portfolio management personnel and that it has sufficient resources to provide competitive and adequate compensation to investment personnel.
In connection with the Board’s evaluation of the overall package of services provided by the Investment Manager, the Board also considered the nature, quality and range of administrative services provided to the Fund by the Investment Manager, as well as the achievements in 2024 in the performance of administrative services, and noted the various enhancements anticipated for 2025.  In evaluating the quality of services provided under the Management Agreement, the Board also took into account the organization and strength of the Fund’s and its service providers’ compliance programs.  The Board also reviewed the financial condition of the Investment Manager and its affiliates and each entity’s ability to carry out its responsibilities under the Management Agreement and the Fund’s other service agreements.
In addition, the Board discussed the acceptability of the terms of the Management Agreement, noting that no changes were proposed from the form of agreement previously approved.  The Board also noted the wide array of legal and compliance services provided to the Fund under the Management Agreement.
After reviewing these and related factors (including investment performance as discussed below), the Board concluded, within the context of their overall conclusions, that the nature, extent and quality of the services provided to the Fund under the Management Agreement supported the continuation of the Management Agreement.
Investment performance
The Board carefully reviewed the investment performance of the Fund, including detailed reports providing the results of analyses performed by each of the Investment Manager, Broadridge and JDL collectively showing, for various periods (including since manager inception): (i) the performance of the Fund, (ii) the Fund’s performance relative to peers and benchmarks and (iii) the net assets of the Fund. The Board observed that the Fund’s performance for certain periods ranked above median based on information provided by Broadridge.
The Board also reviewed a description of the third-party data provider’s methodology for identifying the Fund’s peer groups for purposes of performance and expense comparisons.
The Board also considered the Investment Manager’s performance and reputation generally.  After reviewing these and related factors, the Board concluded, within the context of their overall conclusions, that the performance of the Fund and the Investment Manager, in light of other considerations, supported the continuation of the Management Agreement.
Comparative fees, costs of services provided and the profits realized by the Investment Manager and its affiliates from their relationships with the Fund
The Board reviewed comparative fees and the costs of services provided under the Management Agreement.  The Board members considered detailed comparative information set forth in an annual report on fees and expenses, including, among other things, data (based on analyses conducted by Broadridge and JDL) showing a comparison of the Fund’s expenses
Columbia Select Small Cap Value Fund  | 2025
23

Approval of Management Agreement (continued)
(Unaudited)
with median expenses paid by funds in its comparative peer universe, as well as data showing the Fund’s contribution to the Investment Manager’s profitability. The Board reviewed the fees charged to comparable institutional or other accounts/vehicles managed by the Investment Manager and discussed differences in how the products are managed and operated, thus explaining many of the differences in fees.
The Board considered the reports of JDL, which assisted in the Board’s analysis of the Funds’ performance and expenses and the reasonableness of the Funds’ fee rates.  The Board accorded particular weight to the notion that a primary objective of the level of fees is to achieve a rational pricing model applied consistently across the various product lines in the Fund family, while assuring that the overall fees for each Fund (with certain exceptions) are generally in line with the current “pricing philosophy” such that Fund total expense ratios, in general, approximate or are lower than the median expense ratios of funds in the same Lipper comparison universe.  The Board took into account that the Fund’s total expense ratio (after considering proposed expense caps/waivers) approximated the peer universe’s median expense ratio.
After reviewing these and related factors, the Board concluded, within the context of their overall conclusions, that the levels of management fees and expenses of the Fund, in light of other considerations, supported the continuation of the Management Agreement.
The Board also considered the profitability of the Investment Manager and its affiliates in connection with the Investment Manager providing management services to the Fund.  With respect to the profitability of the Investment Manager and its affiliates, the Independent Trustees referred to information discussing the profitability to the Investment Manager and Ameriprise Financial from managing, operating and distributing the Funds.  The Board considered that the profitability generated by the Investment Manager in 2024 had increased from 2023 levels due to a variety of factors, including the increased assets under management of the Funds.  It also took into account the indirect economic benefits flowing to the Investment Manager or its affiliates in connection with managing or distributing the Funds, such as the enhanced ability to offer various other financial products to Ameriprise Financial customers, soft dollar benefits and overall reputational advantages.  The Board noted that the fees paid by the Fund should permit the Investment Manager to offer competitive compensation to its personnel, make necessary investments in its business and earn an appropriate profit.  After reviewing these and related factors, the Board concluded, within the context of their overall conclusions, that the costs of services provided and the profitability to the Investment Manager and its affiliates from their relationships with the Fund supported the continuation of the Management Agreement.
Economies of scale
The Board considered the potential existence of economies of scale in the provision by the Investment Manager of services to the Fund, and whether those economies of scale were shared with the Fund through breakpoints in investment management fees or other means, such as expense limitation arrangements and additional investments by the Investment Manager in investment, trading, compliance and other resources. The Board considered the economies of scale that might be realized as the Fund’s net asset level grows and took note of the extent to which Fund shareholders might also benefit from such growth.  In this regard, the Board took into account that management fees decline as Fund assets exceed various breakpoints, all of which have not been surpassed. The Board observed that the Management Agreement thus provides for breakpoints in the management fee rate schedule that allow opportunities for shareholders to realize lower fees as Fund assets grow and that there are additional opportunities through other means for sharing economies of scale with shareholders.
Conclusion
The Board reviewed all of the above considerations in reaching its decision to approve the continuation of the Management Agreement.  In reaching its conclusions, no single factor was determinative.
On June 26, 2025, the Board, including all of the Independent Trustees, determined that fees payable under the Management Agreement were fair and reasonable in light of the extent and quality of services provided and approved the renewal of the Management Agreement.
24
Columbia Select Small Cap Value Fund  | 2025

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Columbia Select Small Cap Value Fund
P.O. Box 219104
Kansas City, MO 64121-9104

Please read and consider the investment objectives, risks, charges and expenses for any fund carefully before investing. For a prospectus and summary prospectus, which contains this and other important information about the Fund, go to
columbiathreadneedleus.com/investor/. The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.
Columbia Threadneedle Investments® (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved.
© 2025 Columbia Management Investment Advisers, LLC.
columbiathreadneedleus.com/investor/
SAR218_05_T01_(01/26)

Columbia Seligman Technology and Information Fund
Semi-Annual Financial Statements and Additional Information
November 30, 2025 (Unaudited)

Not FDIC or NCUA Insured	No Financial Institution Guarantee	May Lose Value

Columbia Seligman Technology and Information Fund | 2025

Portfolio of Investments
November 30, 2025 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities

Common Stocks 98.2%
Issuer	Shares	Value ($)
Communication Services 12.0%
Advertising 0.0%
NIQ Global Intelligence PLC(a)	225,401	3,543,304
Interactive Home Entertainment 0.6%
Electronic Arts, Inc.	548,500	110,813,455
Interactive Media & Services 11.4%
Alphabet, Inc., Class A(b)	2,921,929	935,543,227
Alphabet, Inc., Class C	1,423,460	455,678,015
Match Group, Inc.	6,697,966	223,109,247
Meta Platforms, Inc., Class A	421,050	272,819,348
Pinterest, Inc., Class A(a)	7,771,851	203,000,748
TripAdvisor, Inc.(a)	3,589,192	53,371,285
Total		2,143,521,870
Total Communication Services		2,257,878,629
Consumer Discretionary 2.3%
Broadline Retail 1.8%
Amazon.com, Inc.(a)	901,200	210,177,864
eBay, Inc.	1,583,386	131,088,527
Total		341,266,391
Hotels, Resorts & Cruise Lines 0.5%
Airbnb, Inc., Class A(a)	719,700	84,197,703
Navan, Inc., Class A(a)	392,012	6,542,680
Total		90,740,383
Total Consumer Discretionary		432,006,774
Financials 4.5%
Transaction & Payment Processing Services 4.5%
Block, Inc., Class A(a)	2,013,051	134,471,807
Global Payments, Inc.	4,345,748	329,233,868
Visa, Inc., Class A	1,161,145	388,333,334
Total		852,039,009
Total Financials		852,039,009
Health Care 0.2%
Biotechnology 0.2%
Apnimed, Inc.(a),(c),(d),(e)	1,127,586	13,767,825
Apnimed, Inc., Tranche 1(a),(c),(d),(e)	675,613	8,249,235
Apnimed, Inc., Tranche 2(a),(c),(d),(e)	360,327	4,399,593
Apnimed, Inc., Tranche 3(a),(c),(d),(e)	450,409	5,499,494
Common Stocks (continued)
Issuer	Shares	Value ($)
Apnimed, Inc., Tranche 4(a),(c),(d),(e)	518,016	6,324,975
Total		38,241,122
Total Health Care		38,241,122
Industrials 12.0%
Heavy Electrical Equipment 9.9%
Bloom Energy Corp., Class A(a),(f)	17,181,226	1,876,877,128
Passenger Ground Transportation 2.1%
Lyft, Inc., Class A(a)	18,575,259	390,637,697
Total Industrials		2,267,514,825
Information Technology 66.8%
Application Software 3.2%
BILL Holdings, Inc.(a)	1,540,039	77,232,956
DocuSign, Inc.(a)	732,167	50,775,781
Five9, Inc.(a)	1,024,900	20,077,791
Intuit, Inc.	128,900	81,732,912
RingCentral, Inc., Class A(a),(f)	3,780,728	106,767,759
Salesforce, Inc.	526,239	121,319,139
Synopsys, Inc.(a)	351,992	147,136,176
Total		605,042,514
Communications Equipment 3.1%
Arista Networks, Inc.(a)	2,223,806	290,606,968
Cisco Systems, Inc.	3,740,425	287,788,299
Total		578,395,267
Electronic Components 0.1%
Coherent Corp.(a)	148,100	24,326,906
Electronic Equipment & Instruments 1.0%
Advanced Energy Industries, Inc.	855,019	180,571,463
Internet Services & Infrastructure 3.4%
GoDaddy, Inc., Class A(a)	2,640,087	337,561,524
Wix.com Ltd.(a),(f)	3,181,692	304,519,741
Total		642,081,265
IT Consulting & Other Services 0.1%
EPAM Systems, Inc.(a)	110,000	20,570,000
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Seligman Technology and Information Fund  | 2025
3

Portfolio of Investments (continued)
November 30, 2025 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Semiconductor Materials & Equipment 13.7%
Applied Materials, Inc.(b)	3,223,561	813,143,262
Lam Research Corp.	8,191,338	1,277,848,728
Teradyne, Inc.(b)	2,707,658	492,495,914
Total		2,583,487,904
Semiconductors 22.0%
Broadcom, Inc.	2,728,690	1,099,552,923
Marvell Technology, Inc.	8,198,272	732,925,517
NVIDIA Corp.	5,274,188	933,531,276
NXP Semiconductors NV	907,100	176,830,074
ON Semiconductor Corp.(a)	2,937,700	147,590,048
QUALCOMM, Inc.	1,052,658	176,941,283
Renesas Electronics Corp.	12,256,100	144,530,850
Semtech Corp.(a)	3,623,446	268,714,755
Synaptics, Inc.(a),(f)	4,229,028	289,730,708
Taiwan Semiconductor Manufacturing Co., Ltd., ADR	597,200	174,089,772
Total		4,144,437,206
Systems Software 9.5%
Adeia, Inc.(f)	8,436,999	104,365,678
Check Point Software Technologies Ltd.(a)	438,440	81,887,439
CyberArk Software Ltd.(a)	107,100	49,114,989
Gen Digital, Inc.	11,804,733	311,290,809
Microsoft Corp.	1,569,650	772,283,496
Oracle Corp.	1,210,695	244,499,855
Palo Alto Networks, Inc.(a)	649,420	123,474,225
Tenable Holdings, Inc.(a)	3,827,027	101,492,756
Total		1,788,409,247
Technology Hardware, Storage & Peripherals 10.7%
Apple, Inc.	2,285,100	637,200,135
Hewlett Packard Enterprise Co.	12,235,500	267,590,385
NetApp, Inc.	2,845,195	317,409,954
Western Digital Corp.(b)	4,776,227	780,101,156
Total		2,002,301,630
Total Information Technology		12,569,623,402
Common Stocks (continued)
Issuer	Shares	Value ($)
Real Estate 0.4%
Telecom Tower REITs 0.4%
SBA Communications Corp.	354,800	68,926,996
Total Real Estate		68,926,996
Total Common Stocks (Cost: $8,064,809,219)		18,486,230,757

Convertible Bonds 0.0%
Issuer	Coupon Rate	Principal Amount	Value ($)
Pharmaceuticals 0.0%
Apnimed, Inc.(e)
09/17/2027	8.000%	5,850,000	5,993,325
Total Convertible Bonds (Cost: $5,850,000)			5,993,325

Money Market Funds 1.9%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 4.061%(f),(g)	350,046,956	349,941,942
Total Money Market Funds (Cost: $349,922,248)		349,941,942
Total Investments in Securities (Cost $8,420,581,467)		18,842,166,024
Other Assets & Liabilities, Net		(19,189,331)
Net Assets		$18,822,976,693
At November 30, 2025, securities and/or cash totaling $391,110,875 were pledged as collateral.
The accompanying Notes to Financial Statements are an integral part of this statement.
4
Columbia Seligman Technology and Information Fund  | 2025

Portfolio of Investments (continued)
November 30, 2025 (Unaudited)
Investments in derivatives
Call option contracts written
Description	Counterparty	Trading currency	Notional amount	Number of contracts	Exercise price/Rate	Expiration date	Premium received ($)	Value ($)
Alphabet, Inc.	Morgan Stanley	USD	(97,911,044)	(3,058)	350.00	01/16/2026	(1,126,903)	(1,827,155)
Applied Materials, Inc.	Morgan Stanley	USD	(98,074,800)	(3,888)	245.00	12/19/2025	(1,987,551)	(5,064,120)
Teradyne, Inc.	Morgan Stanley	USD	(49,274,001)	(2,709)	185.00	01/16/2026	(1,443,855)	(2,939,265)
Teradyne, Inc.	Morgan Stanley	USD	(49,274,001)	(2,709)	180.00	01/16/2026	(1,763,382)	(3,630,060)
Western Digital Corp.	Morgan Stanley	USD	(96,577,029)	(5,913)	175.00	12/19/2025	(2,606,103)	(3,473,888)
Total							(8,927,794)	(16,934,488)
Notes to Portfolio of Investments
(a)	Non-income producing investment.
(b)	This security or a portion of this security has been pledged as collateral in connection with investments sold short and/or derivative contracts.
(c)
Represents fair value as determined in good faith under procedures approved by the Board of Trustees. At November 30, 2025, the total value of these securities amounted to $38,241,122, which represents 0.20% of total net assets.

(d)
Denotes a restricted security, which is subject to legal or contractual restrictions on resale under federal securities laws. Disposal of a restricted investment may involve time-consuming negotiations and expenses, and prompt sale at an acceptable price may be difficult to achieve. Private placement securities are generally considered to be restricted, although certain of those securities may be traded between qualified institutional investors under the provisions of Section 4(a)(2) and Rule 144A. The Fund will not incur any registration costs upon such a trade. These securities are valued at fair value determined in good faith under consistently applied procedures approved by the Fund’s Board of Trustees. At November 30, 2025, the total market value of these securities amounted to $38,241,122, which represents 0.20% of total net assets. Additional information on these securities is as follows:

Security	Acquisition Dates	Shares	Cost ($)	Value ($)
Apnimed, Inc.	03/12/2021	1,127,586	9,999,997	13,767,825
Apnimed, Inc., Tranche 1	04/28/2022	675,613	5,999,993	8,249,235
Apnimed, Inc., Tranche 2	04/28/2022	360,327	4,002,965	4,399,593
Apnimed, Inc., Tranche 3	12/22/2022	450,409	5,005,765	5,499,494
Apnimed, Inc., Tranche 4	04/23/2025	518,016	4,999,994	6,324,975
			30,008,714	38,241,122

(e)	Valuation based on significant unobservable inputs.
(f)
Under the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended November 30, 2025 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Capital gain distributions($)	Realized gain (loss)($)	Dividends — affiliated issuers ($)	End of period shares
Adeia, Inc.
	102,359,273	7,524,364	(1,793,170)	(3,724,789)	104,365,678	—	(559,216)	825,525	8,436,999
Bloom Energy Corp., Class A
	508,706,244	26,692,558	(176,994,459)	1,518,472,785	1,876,877,128	—	449,089,405	—	17,181,226
Columbia Select Technology ETF
	13,637,824	—	(8,811,780)	(4,826,044)	—	—	5,200,572	—	—
Columbia Short-Term Cash Fund, 4.061%
	275,925,415	1,573,833,267	(1,499,825,979)	9,239	349,941,942	—	(19,290)	5,436,070	350,046,956
RingCentral, Inc., Class A †
	112,895,538	—	(21,960,907)	29,297,284	—	—	(5,505,671)	—	—
Synaptics, Inc.
	209,548,443	44,355,171	—	35,827,094	289,730,708	—	—	—	4,229,028
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Seligman Technology and Information Fund  | 2025
5

Portfolio of Investments (continued)
November 30, 2025 (Unaudited)
Notes to Portfolio of Investments (continued)
Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Capital gain distributions($)	Realized gain (loss)($)	Dividends — affiliated issuers ($)	End of period shares
Wix.com Ltd. ‡
	—	347,842,451	—	(162,038,515)	304,519,741	—	—	—	3,181,692
Total	1,223,072,737			1,413,017,054	2,925,435,197	—	448,205,800	6,261,595

†	Issuer was not an affiliate at the end of period.
‡	Issuer was not an affiliate at the beginning of period.

(g)	The rate shown is the seven-day current annualized yield at November 30, 2025.
Abbreviation Legend
ADR	American Depositary Receipt
Currency Legend
USD	US Dollar
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
■
 Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date.  Valuation adjustments are not applied to Level 1 investments.
■
 Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
■
 Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Values of foreign equity securities actively traded in markets where there is a significant delay in the local close relative to the New York Stock Exchange may include an adjustment to reflect the impact of market movements following the close of local trading, as described in Note 2 to the financial statements – Security valuation. When such adjustments have been made, the foreign equity securities are classified as Level 2.
Investments falling into the Level 3 category, if any, are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
The Fund’s Board of Trustees (the Board) has designated the Investment Manager, through its Valuation Committee (the Committee), as valuation designee, responsible for determining the fair value of the assets of the Fund for which market quotations are not readily available using valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of
The accompanying Notes to Financial Statements are an integral part of this statement.
6
Columbia Seligman Technology and Information Fund  | 2025

Portfolio of Investments (continued)
November 30, 2025 (Unaudited)
Fair value measurements   (continued)
vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. Representatives of Columbia Management Investment Advisers, LLC report to the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
The following table is a summary of the inputs used to value the Fund’s investments at November 30, 2025:
	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Investments in Securities
Common Stocks
Communication Services	2,257,878,629	—	—	2,257,878,629
Consumer Discretionary	432,006,774	—	—	432,006,774
Financials	852,039,009	—	—	852,039,009
Health Care	—	—	38,241,122	38,241,122
Industrials	2,267,514,825	—	—	2,267,514,825
Information Technology	12,425,092,552	144,530,850	—	12,569,623,402
Real Estate	68,926,996	—	—	68,926,996
Total Common Stocks	18,303,458,785	144,530,850	38,241,122	18,486,230,757
Convertible Bonds	—	—	5,993,325	5,993,325
Money Market Funds	349,941,942	—	—	349,941,942
Total Investments in Securities	18,653,400,727	144,530,850	44,234,447	18,842,166,024
Investments in Derivatives
Liability
Call Option Contracts Written	(16,934,488)	—	—	(16,934,488)
Total	18,636,466,239	144,530,850	44,234,447	18,825,231,536
See the Portfolio of Investments for all investment classifications not indicated in the table.
The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets. These assets include certain foreign securities for which a third party statistical pricing service may be employed for purposes of fair market valuation. The model utilized by such third party statistical pricing service takes into account a security’s correlation to available market data including relevant general and sector indices, currency fluctuations, depositary receipts, and futures, as applicable.
The Fund does not hold any significant investments (greater than one percent of net assets) categorized as Level 3.
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Seligman Technology and Information Fund  | 2025
7

Statement of Assets and Liabilities
November 30, 2025 (Unaudited)

Assets
Investments in securities, at value
Unaffiliated issuers (cost $7,036,401,172)	$15,916,730,827
Affiliated issuers (cost $1,384,180,295)	2,925,435,197
Receivable for:
Capital shares sold	6,524,432
Dividends	7,790,775
Interest	94,882
Foreign tax reclaims	144,434
Prepaid expenses	40,526
Other assets	32,855
Total assets	18,856,793,928
Liabilities
Option contracts written, at value (premiums received $8,927,794)	16,934,488
Due to custodian	157,565
Payable for:
Investments purchased	9,382,396
Capital shares redeemed	4,160,000
Management services fees	807,142
Distribution and/or service fees	171,675
Transfer agent fees	1,424,223
Compensation of chief compliance officer	1,248
Compensation of board members	13,983
Other expenses	150,310
Deferred compensation of board members	614,205
Total liabilities	33,817,235
Net assets applicable to outstanding capital stock	$18,822,976,693
Represented by
Paid in capital	6,509,312,668
Total distributable earnings (loss)	12,313,664,025
Total - representing net assets applicable to outstanding capital stock	$18,822,976,693
The accompanying Notes to Financial Statements are an integral part of this statement.
8
Columbia Seligman Technology and Information Fund  | 2025

Statement of Assets and Liabilities (continued)
November 30, 2025 (Unaudited)
Class A
Net assets	$10,636,766,026
Shares outstanding	61,665,032
Net asset value per share	$172.49
Maximum sales charge	5.75%
Maximum offering price per share (calculated by dividing the net asset value per share by 1.0 minus the maximum sales charge for Class A shares)	$183.01
Class C
Net assets	$467,555,777
Shares outstanding	7,396,400
Net asset value per share	$63.21
Institutional Class
Net assets	$5,649,460,042
Shares outstanding	27,414,943
Net asset value per share	$206.07
Institutional 2 Class
Net assets	$1,205,561,570
Shares outstanding	5,794,398
Net asset value per share	$208.06
Institutional 3 Class
Net assets	$623,261,239
Shares outstanding	3,034,634
Net asset value per share	$205.38
Class R
Net assets	$112,320,651
Shares outstanding	730,117
Net asset value per share	$153.84
Class S
Net assets	$128,051,388
Shares outstanding	621,392
Net asset value per share	$206.07
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Seligman Technology and Information Fund  | 2025
9

Statement of Operations
Six Months Ended November 30, 2025 (Unaudited)

Net investment income
Income:
Dividends — unaffiliated issuers	$45,041,023
Dividends — affiliated issuers	6,261,595
Interest	94,882
Foreign taxes withheld	(509,642)
Total income	50,887,858
Expenses:
Management services fees	64,892,721
Distribution and/or service fees
Class A	11,558,578
Class C	2,048,359
Class R	238,672
Transfer agent fees
Class A	4,114,374
Class C	182,302
Institutional Class	2,146,992
Institutional 2 Class	267,334
Institutional 3 Class	10,421
Class R	42,491
Class S	51,996
Custodian fees	37,916
Printing and postage fees	161,415
Registration fees	155,390
Accounting services fees	16,211
Legal fees	169,454
Compensation of chief compliance officer	1,248
Compensation of board members	80,108
Deferred compensation of board members	131,993
Other	94,759
Total expenses	86,402,734
Fees waived or expenses reimbursed by Investment Manager and its affiliates	(1,698)
Expense reduction	(1,683)
Total net expenses	86,399,353
Net investment loss	(35,511,495)
Realized and unrealized gain (loss) — net
Net realized gain (loss) on:
Investments — unaffiliated issuers	1,013,628,211
Investments — affiliated issuers	448,205,800
Foreign currency translations	(28,665)
Option contracts written	11,124,370
Net realized gain	1,472,929,716
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated issuers	3,296,844,889
Investments — affiliated issuers	1,413,017,054
Foreign currency translations	3,099
Option contracts written	(6,888,887)
Net change in unrealized appreciation (depreciation)	4,702,976,155
Net realized and unrealized gain	6,175,905,871
Net increase in net assets resulting from operations	$6,140,394,376
The accompanying Notes to Financial Statements are an integral part of this statement.
10
Columbia Seligman Technology and Information Fund  | 2025

Statement of Changes in Net Assets

	Six Months Ended November 30, 2025 (Unaudited)	Year Ended May 31, 2025
Operations
Net investment loss	$(35,511,495)	$(36,161,601)
Net realized gain	1,472,929,716	1,031,317,737
Net change in unrealized appreciation (depreciation)	4,702,976,155	(156,335,891)
Net increase in net assets resulting from operations	6,140,394,376	838,820,245
Distributions to shareholders
Net investment income and net realized gains
Class A	—	(1,051,179,370)
Class C	—	(108,940,408)
Institutional Class	—	(454,623,543)
Institutional 2 Class	—	(88,688,677)
Institutional 3 Class	—	(44,812,841)
Class R	—	(12,082,625)
Class S	—	(13,082,979)
Total distributions to shareholders	—	(1,773,410,443)
Increase (decrease) in net assets from capital stock activity	(292,510,668)	913,972,805
Total increase (decrease) in net assets	5,847,883,708	(20,617,393)
Net assets at beginning of period	12,975,092,985	12,995,710,378
Net assets at end of period	$18,822,976,693	$12,975,092,985
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Seligman Technology and Information Fund  | 2025
11

Statement of Changes in Net Assets  (continued)

	Six Months Ended		Year Ended
	November 30, 2025 (Unaudited)		May 31, 2025
	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity
Class A
Shares sold	1,025,073	154,450,378	2,915,923	363,294,879
Distributions reinvested	—	—	7,525,791	958,936,257
Shares redeemed	(3,202,316)	(480,482,382)	(7,715,920)	(954,413,425)
Net increase (decrease)	(2,177,243)	(326,032,004)	2,725,794	367,817,711
Advisor Class
Shares sold	—	—	773,156	95,804,009
Shares redeemed	—	—	(5,575,822)	(737,450,880)
Net decrease	—	—	(4,802,666)	(641,646,871)
Class C
Shares sold	603,504	32,987,857	1,363,411	66,750,486
Distributions reinvested	—	—	2,242,234	105,474,711
Shares redeemed	(1,051,396)	(56,412,844)	(2,678,323)	(130,920,736)
Net increase (decrease)	(447,892)	(23,424,987)	927,322	41,304,461
Institutional Class
Shares sold	2,809,838	509,095,106	9,946,483	1,516,148,961
Distributions reinvested	—	—	2,588,971	393,161,194
Shares redeemed	(2,905,703)	(523,389,325)	(7,097,279)	(1,032,702,384)
Net increase (decrease)	(95,865)	(14,294,219)	5,438,175	876,607,771
Institutional 2 Class
Shares sold	729,713	137,895,468	1,723,193	253,238,446
Distributions reinvested	—	—	572,385	87,723,794
Shares redeemed	(503,039)	(93,516,408)	(1,817,078)	(266,849,497)
Net increase	226,674	44,379,060	478,500	74,112,743
Institutional 3 Class
Shares sold	499,485	93,319,321	1,052,478	155,572,787
Distributions reinvested	—	—	265,653	40,172,010
Shares redeemed	(293,329)	(52,316,942)	(734,683)	(106,068,313)
Net increase	206,156	41,002,379	583,448	89,676,484
Class R
Shares sold	74,569	10,252,684	121,325	13,400,298
Distributions reinvested	—	—	105,539	12,022,986
Shares redeemed	(86,521)	(11,356,932)	(236,118)	(26,666,999)
Net decrease	(11,952)	(1,104,248)	(9,254)	(1,243,715)
Class S
Shares sold	3,537	589,829	753,528	115,750,899
Distributions reinvested	—	—	86,152	13,082,979
Shares redeemed	(73,625)	(13,626,478)	(148,200)	(21,489,657)
Net increase (decrease)	(70,088)	(13,036,649)	691,480	107,344,221
Total net increase (decrease)	(2,370,210)	(292,510,668)	6,032,799	913,972,805
The accompanying Notes to Financial Statements are an integral part of this statement.
12
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Columbia Seligman Technology and Information Fund  | 2025
13

Financial Highlights
The following table is intended to help you understand the Fund’s financial performance. Certain information reflects financial results for a single share of a class held for the periods shown. Per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total return assumes reinvestment of all dividends and distributions, if any. Total return does not reflect payment of sales charges, if any. Total return and portfolio turnover are not annualized for periods of less than one year. The ratios of expenses and net investment income are annualized for periods of less than one year. The portfolio turnover rate is calculated without regard to purchase and sales transactions of short-term instruments and certain derivatives, if any. If such transactions were included, the Fund’s portfolio turnover rate may be higher. A zero balance may reflect an amount rounding to less than $0.01 or 0.01%.
	Net asset value, beginning of period	Net investment income (loss)	Net realized and unrealized gain (loss)	Total from investment operations	Distributions from net investment income	Distributions from net realized gains	Total distributions to shareholders
Class A
Six Months Ended 11/30/2025 (Unaudited)	$116.78	(0.38)	56.09	55.71	—	—	—
Year Ended 5/31/2025	$125.14	(0.43)	9.83	9.40	—	(17.76)	(17.76)
Year Ended 5/31/2024	$99.56	(0.28)	31.63	31.35	—	(5.77)	(5.77)
Year Ended 5/31/2023	$105.00	(0.26)	2.52	2.26	—	(7.70)	(7.70)
Year Ended 5/31/2022	$121.58	(0.48)	(0.88)	(1.36)	—	(15.22)	(15.22)
Year Ended 5/31/2021	$79.11	(0.19)	53.51	53.32	(0.44)	(10.41)	(10.85)
Class C
Six Months Ended 11/30/2025 (Unaudited)	$42.96	(0.34)	20.59	20.25	—	—	—
Year Ended 5/31/2025	$55.25	(0.55)	5.07	4.52	—	(16.81)	(16.81)
Year Ended 5/31/2024	$47.16	(0.51)	14.37	13.86	—	(5.77)	(5.77)
Year Ended 5/31/2023	$54.65	(0.47)	0.68	0.21	—	(7.70)	(7.70)
Year Ended 5/31/2022	$69.20	(0.76)	0.51 (e)	(0.25)	—	(14.30)	(14.30)
Year Ended 5/31/2021	$48.21	(0.57)	31.78	31.21	(0.20)	(10.02)	(10.22)
Institutional Class
Six Months Ended 11/30/2025 (Unaudited)	$139.34	(0.24)	66.97	66.73	—	—	—
Year Ended 5/31/2025	$146.28	(0.15)	11.28	11.13	—	(18.07)	(18.07)
Year Ended 5/31/2024	$115.37	0.00	36.84	36.84	—	(5.93)	(5.93)
Year Ended 5/31/2023	$120.01	(0.03)	3.09	3.06	—	(7.70)	(7.70)
Year Ended 5/31/2022	$137.04	(0.20)	(1.31)	(1.51)	—	(15.52)	(15.52)
Year Ended 5/31/2021	$88.14	0.07	59.89	59.96	(0.52)	(10.54)	(11.06)
Institutional 2 Class
Six Months Ended 11/30/2025 (Unaudited)	$140.65	(0.21)	67.62	67.41	—	—	—
Year Ended 5/31/2025	$147.51	(0.09)	11.36	11.27	—	(18.13)	(18.13)
Year Ended 5/31/2024	$116.27	0.05	37.14	37.19	—	(5.95)	(5.95)
Year Ended 5/31/2023	$120.85	0.01	3.11	3.12	—	(7.70)	(7.70)
Year Ended 5/31/2022	$137.89	(0.16)	(1.31)	(1.47)	—	(15.57)	(15.57)
Year Ended 5/31/2021	$88.63	0.11	60.24	60.35	(0.53)	(10.56)	(11.09)
Institutional 3 Class
Six Months Ended 11/30/2025 (Unaudited)	$138.81	(0.17)	66.74	66.57	—	—	—
Year Ended 5/31/2025	$145.77	(0.02)	11.25	11.23	—	(18.19)	(18.19)
Year Ended 5/31/2024	$114.93	0.11	36.71	36.82	—	(5.98)	(5.98)
Year Ended 5/31/2023	$119.49	0.06	3.08	3.14	—	(7.70)	(7.70)
Year Ended 5/31/2022	$136.48	(0.09)	(1.27)	(1.36)	—	(15.63)	(15.63)
Year Ended 5/31/2021	$87.79	0.19	59.63	59.82	(0.54)	(10.59)	(11.13)
The accompanying Notes to Financial Statements are an integral part of this statement.
14
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Financial Highlights (continued)

	Net asset value, end of period	Total return	Total gross expense ratio to average net assets(a)	Total net expense ratio to average net assets(a),(b)	Net investment income (loss) ratio to average net assets	Portfolio turnover	Net assets, end of period (000’s)
Class A
Six Months Ended 11/30/2025 (Unaudited)	$172.49	47.70%	1.15%	1.15% (c)	(0.52% )	20%	$10,636,766
Year Ended 5/31/2025	$116.78	6.33%	1.16%	1.16% (c)	(0.35% )	33%	$7,455,387
Year Ended 5/31/2024	$125.14	32.55%	1.17%	1.17% (c)	(0.25% )	39%	$7,648,155
Year Ended 5/31/2023	$99.56	3.29%	1.20%	1.20% (c)	(0.28% )	13%	$6,081,865
Year Ended 5/31/2022	$105.00	(3.34% )	1.17% (d)	1.17% (c),(d)	(0.39% )	16%	$6,373,137
Year Ended 5/31/2021	$121.58	70.10%	1.20% (d)	1.20% (c),(d)	(0.19% )	32%	$7,078,794
Class C
Six Months Ended 11/30/2025 (Unaudited)	$63.21	47.13%	1.90%	1.90% (c)	(1.27% )	20%	$467,556
Year Ended 5/31/2025	$42.96	5.54%	1.91%	1.91% (c)	(1.09% )	33%	$336,957
Year Ended 5/31/2024	$55.25	31.58%	1.92%	1.92% (c)	(1.00% )	39%	$382,137
Year Ended 5/31/2023	$47.16	2.52%	1.95%	1.95% (c)	(1.03% )	13%	$312,210
Year Ended 5/31/2022	$54.65	(4.08% )	1.92% (d)	1.92% (c),(d)	(1.14% )	16%	$359,106
Year Ended 5/31/2021	$69.20	68.85%	1.94% (d)	1.94% (c),(d)	(0.96% )	32%	$416,301
Institutional Class
Six Months Ended 11/30/2025 (Unaudited)	$206.07	47.90%	0.90%	0.90% (c)	(0.27% )	20%	$5,649,460
Year Ended 5/31/2025	$139.34	6.60%	0.91%	0.91% (c)	(0.10% )	33%	$3,833,269
Year Ended 5/31/2024	$146.28	32.88%	0.92%	0.92% (c)	0.00%	39%	$3,228,859
Year Ended 5/31/2023	$115.37	3.57%	0.95%	0.95% (c)	(0.03% )	13%	$2,139,513
Year Ended 5/31/2022	$120.01	(3.09% )	0.92% (d)	0.92% (c),(d)	(0.14% )	16%	$1,922,182
Year Ended 5/31/2021	$137.04	70.53%	0.95% (d)	0.95% (c),(d)	0.06%	32%	$2,027,453
Institutional 2 Class
Six Months Ended 11/30/2025 (Unaudited)	$208.06	47.93%	0.87%	0.87%	(0.24% )	20%	$1,205,562
Year Ended 5/31/2025	$140.65	6.63%	0.87%	0.87%	(0.06% )	33%	$783,119
Year Ended 5/31/2024	$147.51	32.94%	0.89%	0.89%	0.04%	39%	$750,719
Year Ended 5/31/2023	$116.27	3.58%	0.91%	0.91%	0.01%	13%	$453,797
Year Ended 5/31/2022	$120.85	(3.05% )	0.89% (d)	0.89% (d)	(0.11% )	16%	$351,625
Year Ended 5/31/2021	$137.89	70.60%	0.91% (d)	0.91% (d)	0.09%	32%	$320,652
Institutional 3 Class
Six Months Ended 11/30/2025 (Unaudited)	$205.38	47.96%	0.82%	0.82%	(0.19% )	20%	$623,261
Year Ended 5/31/2025	$138.81	6.68%	0.83%	0.83%	(0.01% )	33%	$392,631
Year Ended 5/31/2024	$145.77	33.00%	0.84%	0.84%	0.09%	39%	$327,258
Year Ended 5/31/2023	$114.93	3.64%	0.86%	0.86%	0.06%	13%	$178,005
Year Ended 5/31/2022	$119.49	(3.01% )	0.84% (d)	0.84% (d)	(0.07% )	16%	$135,794
Year Ended 5/31/2021	$136.48	70.67%	0.86% (d)	0.86% (d)	0.17%	32%	$115,173
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Seligman Technology and Information Fund  | 2025
15

Financial Highlights (continued)

	Net asset value, beginning of period	Net investment income (loss)	Net realized and unrealized gain (loss)	Total from investment operations	Distributions from net investment income	Distributions from net realized gains	Total distributions to shareholders
Class R
Six Months Ended 11/30/2025 (Unaudited)	$104.28	(0.51)	50.07	49.56	—	—	—
Year Ended 5/31/2025	$113.37	(0.67)	9.02	8.35	—	(17.44)	(17.44)
Year Ended 5/31/2024	$90.90	(0.50)	28.74	28.24	—	(5.77)	(5.77)
Year Ended 5/31/2023	$96.85	(0.45)	2.20	1.75	—	(7.70)	(7.70)
Year Ended 5/31/2022	$113.17	(0.73)	(0.67)	(1.40)	—	(14.92)	(14.92)
Year Ended 5/31/2021	$74.19	(0.42)	50.04	49.62	(0.36)	(10.28)	(10.64)
Class S
Six Months Ended 11/30/2025 (Unaudited)	$139.34	(0.24)	66.97	66.73	—	—	—
Year Ended 5/31/2025(f)	$151.95	(0.19)	5.65	5.46	—	(18.07)	(18.07)

Notes to Financial Highlights
(a)
In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund’s reported expense ratios.

(b)	Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.
(c)	The benefits derived from expense reductions had an impact of less than 0.01%.
(d)	Ratios include interfund lending expense which is less than 0.01%.
(e)
Calculation of the net gain (loss) per share (both realized and unrealized) does not correlate to the aggregate realized and unrealized gain (loss) presented in the Statement of Operations due to timing of Fund shares sold and redeemed in relation to fluctuations in the market value of the portfolio. For a new share class, the difference may be due to the timing of the commencement of operations for the share class.

(f)	Class S shares commenced operations on October 2, 2024. Per share data and total return reflect activity from that date.
The accompanying Notes to Financial Statements are an integral part of this statement.
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Financial Highlights (continued)

	Net asset value, end of period	Total return	Total gross expense ratio to average net assets(a)	Total net expense ratio to average net assets(a),(b)	Net investment income (loss) ratio to average net assets	Portfolio turnover	Net assets, end of period (000’s)
Class R
Six Months Ended 11/30/2025 (Unaudited)	$153.84	47.53%	1.40%	1.40% (c)	(0.77% )	20%	$112,321
Year Ended 5/31/2025	$104.28	6.06%	1.41%	1.41% (c)	(0.60% )	33%	$77,382
Year Ended 5/31/2024	$113.37	32.22%	1.42%	1.42% (c)	(0.50% )	39%	$85,180
Year Ended 5/31/2023	$90.90	3.04%	1.45%	1.45% (c)	(0.53% )	13%	$69,138
Year Ended 5/31/2022	$96.85	(3.59% )	1.42% (d)	1.42% (c),(d)	(0.64% )	16%	$74,421
Year Ended 5/31/2021	$113.17	69.70%	1.44% (d)	1.44% (c),(d)	(0.44% )	32%	$93,459
Class S
Six Months Ended 11/30/2025 (Unaudited)	$206.07	47.90%	0.90%	0.90% (c)	(0.27% )	20%	$128,051
Year Ended 5/31/2025 (f)	$139.34	2.61%	0.93%	0.92%	(0.20% )	33%	$96,348
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Seligman Technology and Information Fund  | 2025
17

Notes to Financial Statements
November 30, 2025 (Unaudited)
Note 1. Organization
Columbia Seligman Technology and Information Fund (the Fund), a series of Columbia Funds Series Trust II (the Trust), is a non-diversified fund. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.
Fund shares
The Trust may issue an unlimited number of shares (without par value). The Fund offers each of the share classes listed in the Statement of Assets and Liabilities. Although all share classes generally have identical voting, dividend and liquidation rights, each share class votes separately when required by the Trust’s organizational documents or by law. Each share class has its own expense and sales charge structure. Different share classes may have different minimum initial investment amounts and pay different net investment income distribution amounts to the extent the expenses of distributing such share classes vary. Distributions to shareholders in a liquidation will be proportional to the net asset value of each share class.
As described in the Fund’s prospectus, Class A and Class C shares are offered to the general public for investment. Class C shares automatically convert to Class A shares after 8 years. Institutional Class, Institutional 2 Class, Institutional 3 Class, Class R and Class S shares are available for purchase through authorized investment professionals to omnibus retirement plans or to institutional investors and to certain other investors as also described in the Fund’s prospectus.
Note 2. Summary of significant accounting policies
Basis of preparation
The Fund is an investment company that applies the accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services - Investment Companies (ASC 946). The financial statements are prepared in accordance with U.S. generally accepted accounting principles (GAAP), which requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.
Segment reporting
The intent of FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures is to enable investors to better understand an entity’s overall performance and to assess its potential future cash flows through improved segment disclosures. The chief operating decision maker (CODM) for the Fund is Columbia Management Investment Advisers, LLC through its Investment Oversight Committee and Global Executive Group, which are responsible for assessing performance and making decisions about resource allocation. The CODM has determined that the Fund has a single operating segment because the CODM monitors the operating results of the Fund as a whole and the Fund’s long-term strategic asset allocation is pre-determined in accordance with the terms of its prospectus, based on a defined investment strategy which is executed by the Fund’s portfolio managers as a team. The financial information provided to and reviewed by the CODM is consistent with that presented within the Fund’s financial statements.
Security valuation
Equity securities listed on an exchange are valued at the closing price or last trade price on their primary exchange at the close of business of the New York Stock Exchange. Securities with a closing price not readily available or not listed on any exchange are valued at the mean between the closing bid and ask prices. Listed preferred stocks convertible into common stocks are valued using an evaluated price from a pricing service.
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Notes to Financial Statements (continued)
November 30, 2025 (Unaudited)
Debt securities generally are valued based on prices obtained from pricing services, which are intended to reflect market transactions for normal, institutional-size trading units of similar securities. The services may use various pricing techniques that take into account, as applicable, factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as approved independent broker-dealer quotes. Debt securities for which quotations are not readily available or not believed to be reflective of market value may also be valued based upon a bid quote from an approved independent broker-dealer. Debt securities maturing in 60 days or less are valued primarily at amortized market value, unless this method results in a valuation that management believes does not approximate fair value.
Foreign equity securities are valued based on the closing price or last trade price on their primary exchange at the close of business of the New York Stock Exchange. If any foreign equity security closing prices are not readily available, the securities are valued at the mean of the latest quoted bid and ask prices on such exchanges or markets. Foreign currency exchange rates are determined at the scheduled closing time of the New York Stock Exchange. Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange; therefore, the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. In those situations, foreign securities will be fair valued pursuant to a policy approved by the Board of Trustees. Under the policy, the Fund may utilize a third-party pricing service to determine these fair values. The third-party pricing service takes into account multiple factors, including relevant general and sector indices, currency fluctuations, depositary receipts, and futures, as applicable, to determine a good faith estimate that reasonably reflects the current market conditions as of the close of the New York Stock Exchange. The fair value of a security is likely to be different from the quoted or published price, if available.
Investments in open-end investment companies (other than exchange-traded funds (ETFs)), are valued at the latest net asset value reported by those companies as of the valuation time.
Option contracts are valued at the mean of the latest quoted bid and ask prices on their primary exchanges. Option contracts, including over-the-counter option contracts, with no readily available market quotations are valued using mid-market evaluations from independent third-party vendors.
Investments for which market quotations are not readily available, or that have quotations which management believes are not reflective of market value or reliable, are valued at fair value as determined in good faith under procedures approved by the Board of Trustees. If a security or class of securities (such as foreign securities) is valued at fair value, such value is likely to be different from the quoted or published price for the security, if available.
The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine fair value.
GAAP requires disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category. This information is disclosed following the Fund’s Portfolio of Investments.
Foreign currency transactions and translations
The values of all assets and liabilities denominated in foreign currencies are generally translated into U.S. dollars at exchange rates determined at the close of regular trading on the New York Stock Exchange. Net realized and unrealized gains (losses) on foreign currency transactions and translations include gains (losses) arising from the fluctuation in exchange rates between trade and settlement dates on securities transactions, gains (losses) arising from the disposition of foreign currency and currency gains (losses) between the accrual and payment dates on dividends, interest income and foreign withholding taxes.
For financial statement purposes, the Fund does not distinguish that portion of gains (losses) on investments which is due to changes in foreign exchange rates from that which is due to changes in market prices of the investments. Such fluctuations are included with the net realized and unrealized gains (losses) on investments in the Statement of Operations.
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19

Notes to Financial Statements (continued)
November 30, 2025 (Unaudited)
Derivative instruments
The Fund invests in certain derivative instruments, as detailed below, in seeking to meet its investment objectives. Derivatives are instruments whose values depend on, or are derived from, in whole or in part, the value of one or more securities, currencies, commodities, indices, or other assets or instruments. Derivatives may be used to increase investment flexibility (including to maintain cash reserves while maintaining desired exposure to certain assets), for risk management (hedging) purposes, to facilitate trading, to reduce transaction costs and to pursue higher investment returns. The Fund may also use derivative instruments to mitigate certain investment risks, such as foreign currency exchange rate risk, interest rate risk and credit risk. Derivatives may involve various risks, including the potential inability of the counterparty to fulfill its obligations under the terms of the contract, the potential for an illiquid secondary market (making it difficult for the Fund to sell or terminate, including at favorable prices) and the potential for market movements which may expose the Fund to gains or losses in excess of the amount shown in the Statement of Assets and Liabilities. The notional exposure of a financial instrument is the nominal or face amount that is used to calculate payments made on that instrument and/or changes in value for the instrument. The notional exposure is a hypothetical underlying quantity upon which payment obligations are computed. Notional exposures provide a gauge for how the Fund may behave given changes in the underlying rate, asset or reference instrument and individual markets. The notional amounts of derivative instruments, if applicable, are not recorded in the financial statements.
A derivative instrument may suffer a marked-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform its obligations under the contract. The Fund’s risk of loss from counterparty credit risk on over-the-counter derivatives is generally expected to be limited to the aggregate unrealized gain netted against any collateral held by the Fund and the amount of any variation margin held by the counterparty, plus any replacement costs or related amounts. With exchange-traded or centrally cleared derivatives, there is reduced counterparty credit risk to the Fund since the clearinghouse or central counterparty provides some protection in the case of clearing member default. The clearinghouse or central counterparty stands between the buyer and the seller of the contract; therefore, failure of the clearinghouse or central counterparty may pose additional counterparty credit risk. However, credit risk still exists in exchange-traded or centrally cleared derivatives with respect to initial and variation margin that is held in a broker’s customer account. While clearing brokers are required to segregate customer margin from their own assets, in the event that a clearing broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the clearing broker for all its clients and such shortfall is remedied by the central counterparty or otherwise, U.S. bankruptcy laws will typically allocate that shortfall on a pro-rata basis across all the clearing broker’s customers (including the Fund), potentially resulting in losses to the Fund.
In order to better define its contractual rights and to secure rights that will help the Fund mitigate its counterparty risk in respect of over-the-counter derivatives, the Fund may enter into an International Swaps and Derivatives Association, Inc. Master Agreement (ISDA Master Agreement) or similar agreement with its derivatives counterparties. An ISDA Master Agreement is an agreement between the Fund and a counterparty that governs over-the-counter derivatives and foreign exchange forward contracts and contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, the Fund may, under certain circumstances, offset with the counterparty certain derivative instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default (close-out netting), including the bankruptcy or insolvency of the counterparty. Note, however, that bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset or netting in bankruptcy, insolvency or other events.
Collateral (margin) requirements differ by type of derivative. Margin requirements are established by the clearinghouse or central counterparty for exchange-traded and centrally cleared derivatives. Brokers can ask for margin in excess of the minimum in certain circumstances. Collateral terms for most over-the-counter derivatives are subject to regulatory requirements to exchange variation margin with trading counterparties and may have contract specific margin terms as well. For over-the-counter derivatives traded under an ISDA Master Agreement, the collateral requirements are typically calculated by netting the marked-to-market amount for each transaction under such agreement and comparing that amount to the value of any variation margin currently pledged by the Fund and/or the counterparty. Generally, the amount of collateral due from or to a party has to exceed a minimum transfer amount threshold (e.g., $250,000) before a transfer has
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Columbia Seligman Technology and Information Fund  | 2025

Notes to Financial Statements (continued)
November 30, 2025 (Unaudited)
to be made. To the extent amounts due to the Fund from its counterparties are not fully collateralized, contractually or otherwise, the Fund bears the risk of loss from counterparty nonperformance. The Fund may also pay interest expense on cash collateral received from the broker or receive interest income on cash collateral pledged to the broker. The Fund attempts to mitigate counterparty risk by only entering into agreements with counterparties that it believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties.
Certain ISDA Master Agreements allow counterparties of over-the-counter derivatives transactions to terminate derivatives contracts prior to maturity in the event the Fund’s net asset value declines by a stated percentage over a specified time period or if the Fund fails to meet certain terms of the ISDA Master Agreement, which would cause the Fund to accelerate payment of any net liability owed to the counterparty.  The Fund also has termination rights if the counterparty fails to meet certain terms of the ISDA Master Agreement.  In determining whether to exercise such termination rights, the Fund would consider, in addition to counterparty credit risk, whether termination would result in a net liability owed from the counterparty.
For financial reporting purposes, the Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Statement of Assets and Liabilities.
Options contracts
Options are contracts which entitle the holder to purchase or sell securities or other identified assets at a specified price, or in the case of index option contracts, to receive or pay the difference between the index value and the strike price of the index option contract. Option contracts can be either exchange-traded or over-the-counter. The Fund has written option contracts to increase return on investments and to facilitate buying and selling of securities for investments. These instruments may be used for other purposes in future periods. Completion of transactions for option contracts traded in the over-the-counter market depends upon the performance of the other party. Collateral may be collected or posted by the Fund to secure over-the-counter option contract trades. Collateral held or posted by the Fund for such option contract trades must be returned to the broker or the Fund upon closure, exercise or expiration of the contract.
Options contracts purchased are recorded as investments. When the Fund writes an options contract, the premium received is recorded as an asset and an amount equivalent to the premium is recorded as a liability in the Statement of Assets and Liabilities and is subsequently adjusted to reflect the current fair value of the option written. Changes in the fair value of the written option are recorded as unrealized appreciation or depreciation until the contract is exercised or has expired. The Fund realizes a gain or loss when the option contract is closed or expires. When option contracts are exercised, the proceeds on sales for a written call or purchased put option contract, or the purchase cost for a written put or purchased call option contract, is adjusted by the amount of premium received or paid.
For over-the-counter options purchased, the Fund bears the risk of loss of the amount of the premiums paid plus the positive change in market values net of any collateral held by the Fund should the counterparty fail to perform under the contracts. Option contracts written by the Fund do not typically give rise to significant counterparty credit risk, as options written generally obligate the Fund and not the counterparty to perform. The risk in writing a call option contract is that the Fund gives up the opportunity for profit if the market price of the security increases above the strike price and the option contract is exercised. The risk in writing a put option contract is that the Fund may incur a loss if the market price of the security decreases below the strike price and the option contract is exercised. Exercise of a written option could result in the Fund purchasing or selling a security or foreign currency when it otherwise would not, or at a price different from the current market value. In purchasing and writing options, the Fund bears the risk of an unfavorable change in the value of the underlying instrument or the risk that the Fund may not be able to enter into a closing transaction due to an illiquid market.
Effects of derivative transactions in the financial statements
The following tables are intended to provide additional information about the effect of derivatives on the financial statements of the Fund, including: the fair value of derivatives by risk category and the location of those fair values in the Statement of Assets and Liabilities; and the impact of derivative transactions over the period in the Statement of Operations, including realized and unrealized gains (losses). The derivative instrument schedules following the Portfolio of Investments present additional information regarding derivative instruments outstanding at the end of the period, if any.
Columbia Seligman Technology and Information Fund  | 2025
21

Notes to Financial Statements (continued)
November 30, 2025 (Unaudited)
The following table is a summary of the fair value of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) at November 30, 2025:
	Liability derivatives
Risk exposure category	Statement of assets and liabilities location	Fair value ($)
Equity risk	Option contracts written, at value	16,934,488
The following table indicates the effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in the Statement of Operations for the six months ended November 30, 2025:
Amount of realized gain (loss) on derivatives recognized in income
Risk exposure category	Option contracts written ($)
Equity risk	11,124,370

Change in unrealized appreciation (depreciation) on derivatives recognized in income
Risk exposure category	Option contracts written ($)
Equity risk	(6,888,887)
The following table is a summary of the average daily outstanding volume by derivative instrument for the six months ended November 30, 2025:
Derivative instrument	Average value ($)
Option contracts written	(9,187,174)
Offsetting of assets and liabilities
The following table presents the Fund’s gross and net amount of assets and liabilities available for offset under netting arrangements with counterparties as well as any related collateral received or pledged by the Fund as of November 30, 2025:
Morgan Stanley
Liabilities
Call option contracts written	$16,934,488
Total financial and derivative net assets	(16,934,488)
Total collateral received (pledged) (a)	(16,934,488)
Net amount (b)	$-

(a)	In some instances, the actual collateral received and/or pledged may be more than the amount shown due to overcollateralization.
(b)	Represents the net amount due from/(to) counterparties in the event of default.
Security transactions
Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.
22
Columbia Seligman Technology and Information Fund  | 2025

Notes to Financial Statements (continued)
November 30, 2025 (Unaudited)
Income recognition
Interest income is recorded on an accrual basis. Market premiums and discounts, including original issue discounts, are amortized and accreted, respectively, over the expected life of the security on all debt securities, unless otherwise noted. For convertible securities, premiums attributable to the conversion feature are not amortized.
The Fund may place a debt security on non-accrual status and reduce related interest income when it becomes probable that the interest will not be collected and the amount of uncollectible interest can be reasonably estimated. The Fund may also adjust accrual rates when it becomes probable the full interest will not be collected and a partial payment will be received. A defaulted debt security is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.
Corporate actions and dividend income are generally recorded net of any non-reclaimable tax withholdings, on the ex-dividend date or upon receipt of an ex-dividend notification in the case of certain foreign securities.
The Fund may receive distributions from holdings in equity securities, business development companies (BDCs), exchange-traded funds (ETFs), limited partnerships (LPs), other regulated investment companies (RICs), and real estate investment trusts (REITs), which report information as to the tax character of their distributions annually. These distributions are allocated to dividend income, capital gain and return of capital based on actual information reported. Return of capital is recorded as a reduction of the cost basis of securities held. If the Fund no longer owns the applicable securities, return of capital is recorded as a realized gain. With respect to REITs, to the extent actual information has not yet been reported, estimates for return of capital are made by Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial). The Investment Manager’s estimates are subsequently adjusted when the actual character of the distributions is disclosed by the REITs, which could result in a proportionate change in return of capital to shareholders.
Awards from class action litigation are recorded as a reduction of cost basis if the Fund still owns the applicable securities on the payment date. If the Fund no longer owns the applicable securities on the payment date, the proceeds are recorded as realized gains.
Expenses
General expenses of the Trust are allocated to the Fund and other funds of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the Fund are charged to the Fund. Expenses directly attributable to a specific class of shares are charged to that share class.
Determination of class net asset value
All income, expenses (other than class-specific expenses, which are charged to that share class, as shown in the Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of the Fund on a daily basis, based on the relative net assets of each class, for purposes of determining the net asset value of each class.
Federal income tax status
The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of its investment company taxable income and net capital gain, if any, for its tax year, and as such will not be subject to federal income taxes. In addition, the Fund intends to distribute in each calendar year substantially all of its ordinary income, capital gain net income and certain other amounts, if any, such that the Fund should not be subject to federal excise tax. Therefore, no federal income or excise tax provision is recorded.
Foreign taxes
The Fund may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries, as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.
Columbia Seligman Technology and Information Fund  | 2025
23

Notes to Financial Statements (continued)
November 30, 2025 (Unaudited)
Realized gains in certain countries may be subject to foreign taxes at the Fund level, based on statutory rates. The Fund accrues for such foreign taxes on realized and unrealized gains at the appropriate rate for each jurisdiction, as applicable. The amount, if any, is disclosed as a liability in the Statement of Assets and Liabilities.
Distributions to shareholders
Distributions from net investment income, if any, are declared and paid annually. Net realized capital gains, if any, are distributed at least annually. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.
Guarantees and indemnifications
Under the Trust’s organizational documents and, in some cases, by contract, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust or its funds. In addition, certain of the Fund’s contracts with its service providers contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined, and the Fund has no historical basis for predicting the likelihood of any such claims.
Recent accounting pronouncements and regulatory updates
Accounting Standards Update 2023-09 Income Taxes (Topic 740)
In December 2023, the FASB issued Accounting Standards Update No. 2023-09 Income Taxes (Topic 740) Improvements to Income Tax Disclosures. The amendments were issued to enhance the transparency and decision usefulness of income tax disclosures primarily related to rate reconciliation and income taxes paid information. The amendments are effective for annual periods beginning after December 15, 2024, with early adoption permitted. Management expects that the adoption of the amendments will not have a material impact on its financial statements.
Note 3. Fees and other transactions with affiliates
Management services fees
The Fund has entered into a Management Agreement with Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial). Under the Management Agreement, the Investment Manager provides the Fund with investment research and advice and is responsible for administrative and accounting services. The management services fee is an annual fee that is equal to a percentage of the Fund’s daily net assets that declines from 0.915% to 0.705% as the Fund’s net assets increase. The annualized effective management services fee rate for the six months ended November 30, 2025 was 0.801% of the Fund’s average daily net assets.
The Investment Manager has contractually agreed to implement a waiver with respect to Fund assets invested in funds that pay a management or advisory fee to the Investment Manager or its affiliate (underlying affiliated funds). Under this arrangement, the Investment Manager waives its net management fee (management fee less reimbursements/waivers) with respect to the Fund in an amount equal to the net management or advisory fee (fee less reimbursement/waivers) payable by an underlying affiliated fund on the assets invested by the Fund in the underlying affiliated fund.
Compensation of Board members
Members of the Board of Trustees who are not officers or employees of the Investment Manager or Ameriprise Financial are compensated for their services to the Fund as disclosed in the Statement of Operations. Under a Deferred Compensation Plan (the Deferred Plan), these members of the Board of Trustees may elect to defer payment of up to 100% of their compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of certain funds managed by the Investment Manager. The Fund’s liability for these amounts is adjusted for market value changes and remains in the Fund until distributed in accordance with the Deferred Plan. All amounts payable under the Deferred Plan constitute a general unsecured obligation of the Fund. The expense for the Deferred Plan, which includes Trustees’ fees deferred during the current period as well as any gains or losses on the Trustees’ deferred compensation balances as a result of market fluctuations, is included in "Deferred compensation of board members" in the Statement of Operations.
24
Columbia Seligman Technology and Information Fund  | 2025

Notes to Financial Statements (continued)
November 30, 2025 (Unaudited)
Compensation of Chief Compliance Officer
The Board of Trustees has appointed a Chief Compliance Officer for the Fund in accordance with federal securities regulations. As disclosed in the Statement of Operations, a portion of the Chief Compliance Officer’s total compensation is allocated to the Fund, along with other allocations to affiliated registered investment companies managed by the Investment Manager and its affiliates, based on relative net assets.
Transfer agency fees
Under a Transfer and Dividend Disbursing Agent Agreement, Columbia Management Investment Services Corp. (the Transfer Agent), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, is responsible for providing transfer agency services to the Fund. The Transfer Agent has contracted with SS&C GIDS, Inc. (SS&C GIDS) to serve as sub-transfer agent. The Transfer Agent pays the fees of SS&C GIDS for services as sub-transfer agent and SS&C GIDS is not entitled to reimbursement for such fees from the Fund (with the exception of out-of-pocket fees).
The Fund pays the Transfer Agent a monthly transfer agency fee based on the number or the average value of accounts, depending on the type of account. In addition, the Fund pays the Transfer Agent a fee for shareholder services based on the number of accounts or on a percentage of the average aggregate value of the Fund’s shares maintained in omnibus accounts up to the lesser of the amount charged by the financial intermediary or a cap established by the Board of Trustees from time to time.
The Transfer Agent also receives compensation from the Fund for various shareholder services and reimbursements for certain out-of-pocket fees. Total transfer agency fees for Institutional 2 Class and Institutional 3 Class shares are subject to an annual limitation of not more than 0.07% and 0.02%, respectively, of the average daily net assets attributable to each share class.
For the six months ended November 30, 2025, the Fund’s annualized effective transfer agency fee rates as a percentage of average daily net assets of each class were as follows:
Effective rate (%)
Class A	0.09
Class C	0.09
Institutional Class	0.09
Institutional 2 Class	0.05
Institutional 3 Class	0.00
Class R	0.09
Class S	0.09
An annual minimum account balance fee of $20 may apply to certain accounts with a value below the applicable share class’s initial minimum investment requirements to reduce the impact of small accounts on transfer agency fees. These minimum account balance fees are remitted to the Fund and recorded as part of expense reductions in the Statement of Operations. For the six months ended November 30, 2025, these minimum account balance fees reduced total expenses of the Fund by $1,683.
Distribution and service fees
The Fund has entered into an agreement with Columbia Management Investment Distributors, Inc. (the Distributor), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, for distribution and shareholder services. Under a Plan and Agreement of Distribution, the Fund pays a fee at the maximum annual rates of up to 0.25%, 1.00% and 0.50% of the Fund’s average daily net assets attributable to Class A, Class C and Class R shares, respectively. For Class C shares, of the 1.00% fee, up to 0.75% can be reimbursed for distribution expenses and up to an additional 0.25% can be reimbursed for shareholder servicing expenses. For Class R shares, of the 0.50% fee, up to 0.25% can be reimbursed for shareholder servicing expenses.
Columbia Seligman Technology and Information Fund  | 2025
25

Notes to Financial Statements (continued)
November 30, 2025 (Unaudited)
The amount of distribution and shareholder services expenses incurred by the Distributor and not yet reimbursed (unreimbursed expense) was approximately $13,172,000 for Class C shares. This amount is based on the most recent information available as of September 30, 2025, and may be recovered from future payments under the distribution plan or contingent deferred sales charges (CDSCs). To the extent the unreimbursed expense has been fully recovered, the distribution and/or shareholder services fee is reduced.
Sales charges
Sales charges, including front-end charges and CDSCs, received by the Distributor for distributing Fund shares for the six months ended November 30, 2025, if any, are listed below:
	Front End (%)	CDSC (%)	Amount ($)
Class A	5.75	0.50 - 1.00 (a)	1,732,618
Class C	—	1.00 (b)	15,770

(a)
This charge is imposed on certain investments of between $1 million and $50 million redeemed within 18 months after purchase, as follows: 1.00% if redeemed within 12 months after purchase, and 0.50% if redeemed more than 12, but less than 18, months after purchase, with certain limited exceptions.

(b)	This charge applies to redemptions within 12 months after purchase, with certain limited exceptions.
The Fund’s other share classes are not subject to sales charges.
Expenses waived/reimbursed by the Investment Manager and its affiliates
The Investment Manager and certain of its affiliates have contractually agreed to waive fees and/or reimburse expenses (excluding certain fees and expenses described below) for the period(s) disclosed below, unless sooner terminated at the sole discretion of the Board of Trustees, so that the Fund’s net operating expenses, after giving effect to fees waived/expenses reimbursed and any balance credits and/or overdraft charges from the Fund’s custodian, do not exceed the following annual rate(s) as a percentage of the classes’ average daily net assets:
	October 1, 2025 through September 30, 2026 (%)	Prior to October 1, 2025 (%)
Class A	1.21	1.25
Class C	1.96	2.00
Institutional Class	0.96	1.00
Institutional 2 Class	0.93	0.97
Institutional 3 Class	0.88	0.92
Class R	1.46	1.50
Class S	0.96	1.00
Under the agreement governing these fee waivers and/or expense reimbursement arrangements, the following fees and expenses are excluded from the waiver/reimbursement commitment, and therefore will be paid by the Fund, if applicable: taxes (including foreign transaction taxes), expenses associated with investments in affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange-traded funds), transaction costs and brokerage commissions, costs related to any securities lending program, dividend expenses associated with securities sold short, inverse floater program fees and expenses, transaction charges and interest on borrowed money, interest, costs associated with shareholder meetings, infrequent and/or unusual expenses and any other expenses the exclusion of which is specifically approved by the Board of Trustees. This agreement may be modified or amended only with approval from the Investment Manager, certain of its affiliates and the Fund. Any fees waived and/or expenses reimbursed under the expense reimbursement arrangements described above are not recoverable by the Investment Manager or its affiliates in future periods.
Note 4. Federal tax information
The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP because of temporary or permanent book to tax differences.
26
Columbia Seligman Technology and Information Fund  | 2025

Notes to Financial Statements (continued)
November 30, 2025 (Unaudited)
At November 30, 2025, the approximate cost of all investments for federal income tax purposes and the aggregate gross approximate unrealized appreciation and depreciation based on that cost was:
Federal tax cost ($)	Gross unrealized appreciation ($)	Gross unrealized (depreciation) ($)	Net unrealized appreciation ($)
8,411,654,000	10,862,033,000	(448,455,000)	10,413,578,000
Tax cost of investments and unrealized appreciation/(depreciation) may also include timing differences that do not constitute adjustments to tax basis.
Management of the Fund has concluded that there are no significant uncertain tax positions in the Fund that would require recognition in the financial statements. However, management’s conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). Generally, the Fund’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.
Note 5. Portfolio information
The cost of purchases and proceeds from sales of securities, excluding short-term investments and derivatives, if any, aggregated to $3,189,471,413 and $3,594,831,983, respectively, for the six months ended November 30, 2025. The amount of purchase and sale activity impacts the portfolio turnover rate reported in the Financial Highlights.
Note 6. Affiliated money market fund
The Fund invests in Columbia Short-Term Cash Fund, an affiliated money market fund established for the exclusive use by the Fund and other affiliated funds (the Affiliated MMF). The income earned by the Fund from such investments is included as Dividends - affiliated issuers in the Statement of Operations. As an investing fund, the Fund indirectly bears its proportionate share of the expenses of the Affiliated MMF. The Affiliated MMF prices its shares with a floating net asset value. The Securities and Exchange Commission has adopted amendments to money market fund rules requiring institutional prime money market funds like the Affiliated MMF to be subject to a discretionary liquidity fee of up to 2% if the imposition of such a fee is determined to be in the best interest of the Affiliated MMF and to a mandatory liquidity fee if daily net redemptions exceed 5% of net assets.
Note 7. Interfund lending
Pursuant to an exemptive order granted by the Securities and Exchange Commission, the Fund participates in a program (the Interfund Program) allowing each participating Columbia Fund (each, a Participating Fund) to lend money directly to and, except for closed-end funds and money market funds, borrow money directly from other Participating Funds for temporary purposes. The amounts eligible for borrowing and lending under the Interfund Program are subject to certain restrictions.
Interfund loans are subject to the risk that the borrowing fund could be unable to repay the loan when due, and a delay in repayment to the lending fund could result in lost opportunities and/or additional lending costs. The exemptive order is subject to conditions intended to mitigate conflicts of interest arising from the Investment Manager’s relationship with each Participating Fund.
The Fund did not borrow or lend money under the Interfund Program during the six months ended November 30, 2025.
Note 8. Line of credit
The Fund has access to a revolving credit facility with a syndicate of banks led by JPMorgan Chase Bank, N.A., Citibank, N.A. and Wells Fargo Bank, N.A. whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. Pursuant to an October 23, 2025 amendment and restatement, the credit facility, which is an agreement between the Fund and certain other funds managed by the Investment Manager or an affiliated investment manager, severally and not jointly, permits aggregate borrowings up to $750 million. Interest is currently charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the federal funds effective rate, (ii) the secured
Columbia Seligman Technology and Information Fund  | 2025
27

Notes to Financial Statements (continued)
November 30, 2025 (Unaudited)
overnight financing rate plus 0.10% and (iii) the overnight bank funding rate, plus 1.00% in each case. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. The Fund also pays a commitment fee equal to its pro rata share of the unused amount of the credit facility at a rate of 0.15% per annum. The commitment fee is included in other expenses in the Statement of Operations. This agreement expires annually in October unless extended or renewed. Prior to the October 23, 2025 amendment and restatement, the Fund had access to a revolving credit facility with a syndicate of banks led by JPMorgan Chase Bank, N.A., Citibank, N.A. and Wells Fargo Bank, N.A. which permitted collective borrowings up to $900 million. Interest was charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the federal funds effective rate, (ii) the secured overnight financing rate plus 0.10% and (iii) the overnight bank funding rate, plus 1.00% in each case.
The Fund had no borrowings during the six months ended November 30, 2025.
Note 9. Risks and uncertainties
An investment in the Fund involves risks, including market risk and concentration risk, among others. The value of the Fund’s holdings and the Fund’s net asset value may go down. These declines may be due to factors affecting a particular issuer, or the result of, among other things, political, regulatory, market, economic or social developments affecting the relevant market(s) more generally.
Global economies and financial markets are increasingly interconnected, and conditions and events in one country, region or financial market may adversely impact issuers in a different country, region or financial market. These risks may be magnified if certain events or developments adversely interrupt the global supply chain; in these and other circumstances, such risks might affect companies worldwide. As a result, local, regional or global events such as terrorism, war, other conflicts, natural disasters, disease/virus outbreaks and epidemics or other public health issues, recessions, depressions or other events – or the potential for such events – could have a significant negative impact on global economic and market conditions.
To the extent that the Fund concentrates its investment in particular issuers, countries, geographic regions, industries or sectors, the Fund may be subject to greater risks of adverse developments in such areas of focus than a fund that invests in a wider variety of issuers, countries, geographic regions, industries, sectors or investments.
Additional risk factors of the Fund are described more fully in the Fund’s Prospectus and Statement of Additional Information.
Note 10. Subsequent events
Management has evaluated the events and transactions that have occurred through the date the financial statements were issued and noted no items requiring adjustment of the financial statements or additional disclosure.
Note 11. Information regarding pending and settled legal proceedings
Ameriprise Financial and certain of its affiliates are involved, in the normal course of business, in legal proceedings that include regulatory inquiries, arbitration and litigation (including class actions) concerning matters arising in connection with the conduct of their activities as part of a diversified financial services firm. Ameriprise Financial believes that the Fund is not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund. Ameriprise Financial is required to make quarterly (10-Q), annual (10-K) and, as necessary, 8-K filings with the Securities and Exchange Commission (SEC) on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.
There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased Fund redemptions, reduced sale of Fund shares or other adverse consequences to the Fund. Further, although we believe proceedings are not likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund, these proceedings are subject to uncertainties and, as such, it is inherently difficult to determine whether any loss is probable or even reasonably possible, or to reasonably estimate the amount of any
28
Columbia Seligman Technology and Information Fund  | 2025

Notes to Financial Statements (continued)
November 30, 2025 (Unaudited)
loss that may result from such matters. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief, and may lead to further claims, examinations, adverse publicity or reputational damage, each of which could have a material adverse effect on the consolidated financial condition or results of operations or financial condition of Ameriprise Financial or one or more of its affiliates that provide services to the Fund.
Columbia Seligman Technology and Information Fund  | 2025
29

 Approval of Management Agreement
(Unaudited)
Columbia Management Investment Advisers, LLC (the Investment Manager, and together with its domestic and global affiliates, Columbia Threadneedle Investments), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial), serves as the investment manager to Columbia Seligman Technology and Information Fund (the Fund). Under a management agreement (the Management Agreement), the Investment Manager provides investment advice and other services to the Fund and other funds distributed by Columbia Management Investment Distributors, Inc. (collectively, the Funds).
On an annual basis, the Fund’s Board of Trustees (the Board), including the independent Board members (the Independent Trustees), considers renewal of the Management Agreement.  The Investment Manager prepared detailed reports for the Board and its Contracts Committee (including its Contracts Subcommittee) in March, April and June 2025, including reports providing the results of analyses performed by a third-party data provider, Broadridge Financial Solutions, Inc. (Broadridge), and comprehensive responses by the Investment Manager to written requests for information by independent legal counsel to the Independent Trustees (Independent Legal Counsel), to assist the Board in making this determination.  In addition, throughout the year, the Board (or its committees or subcommittees) regularly meets with portfolio management teams and senior management personnel and reviews information prepared by the Investment Manager addressing the services the Investment Manager provides and Fund performance.  The Board also accords appropriate weight to the work, deliberations and conclusions of the various committees (including their subcommittees), such as the Contracts Committee, the Investment Review Committee, the Audit Committee and the Compliance Committee in determining whether to continue the Management Agreement.
The Board, at its June 26, 2025 Board meeting (the June Meeting), considered the renewal of the Management Agreement for an additional one-year term.  At the June Meeting, Independent Legal Counsel reviewed with the Independent Trustees various factors relevant to the Board’s consideration of advisory agreements and the Board’s legal responsibilities related to such consideration.  The Independent Trustees considered such information as they, their legal counsel or the Investment Manager believed reasonably necessary to evaluate and to approve the continuation of the Management Agreement. Among other things, the information and factors considered included the following:
•
Information on the investment performance of the Fund relative to the performance of a group of mutual funds determined to be comparable to the Fund by Broadridge, as well as performance relative to one or more benchmarks;
•
Information on the Fund’s management fees and total expenses, including information comparing the Fund’s expenses to those of a group of comparable mutual funds, as determined by Broadridge;
•
The Investment Manager’s agreement to contractually limit or cap total operating expenses for the Fund so that total operating expenses (excluding certain fees and expenses, such as transaction costs and certain other investment related expenses, interest, taxes, acquired fund fees and expenses and infrequent and/or unusual expenses) would not exceed a specified annual rate, as a percentage of the Fund’s net assets;
•
Terms of the Management Agreement;
•
Descriptions of other agreements and arrangements with affiliates of the Investment Manager relating to the operations of the Fund, including agreements with respect to the provision of transfer agency and shareholder services to the Fund;
•
Descriptions of various services performed by the Investment Manager under the Management Agreement, including portfolio management and portfolio trading practices;
•
Information regarding any recently negotiated management fees of similarly-managed portfolios of other institutional clients of the Investment Manager;
•
Information regarding the resources of the Investment Manager, including information regarding senior management, portfolio managers and other personnel;
•
Information regarding the capabilities of the Investment Manager with respect to compliance monitoring services;
•
The profitability to the Investment Manager and its affiliates from their relationships with the Fund; and
30
Columbia Seligman Technology and Information Fund  | 2025

Approval of Management Agreement (continued)
(Unaudited)
•
Report provided by the Board’s independent fee consultant, JDL Consultants, LLC (JDL).
Following an analysis and discussion of the foregoing, and the factors identified below, the Board, including all of the Independent Trustees, approved the renewal of the Management Agreement.
Nature, extent and quality of services provided by the Investment Manager
The Board analyzed various reports and presentations it had received detailing the services performed by the Investment Manager, as well as its history, expertise, resources and relative capabilities, and the qualifications of its personnel.
The Board specifically considered the many developments during recent years concerning the services provided by the Investment Manager. Among other things, the Board noted the organization and depth of the equity and credit research departments. The Board further observed the enhancements to the investment risk management department’s processes, systems and oversight over the past several years.  The Board also took into account the broad scope of services provided by the Investment Manager to the Fund, including, among other services, investment, risk and compliance oversight.  The Board also took into account the information it received concerning the Investment Manager’s ability to attract and retain key portfolio management personnel and that it has sufficient resources to provide competitive and adequate compensation to investment personnel.
In connection with the Board’s evaluation of the overall package of services provided by the Investment Manager, the Board also considered the nature, quality and range of administrative services provided to the Fund by the Investment Manager, as well as the achievements in 2024 in the performance of administrative services, and noted the various enhancements anticipated for 2025.  In evaluating the quality of services provided under the Management Agreement, the Board also took into account the organization and strength of the Fund’s and its service providers’ compliance programs.  The Board also reviewed the financial condition of the Investment Manager and its affiliates and each entity’s ability to carry out its responsibilities under the Management Agreement and the Fund’s other service agreements.
In addition, the Board discussed the acceptability of the terms of the Management Agreement, noting that no changes were proposed from the form of agreement previously approved.  The Board also noted the wide array of legal and compliance services provided to the Fund under the Management Agreement.
After reviewing these and related factors (including investment performance as discussed below), the Board concluded, within the context of their overall conclusions, that the nature, extent and quality of the services provided to the Fund under the Management Agreement supported the continuation of the Management Agreement.
Investment performance
The Board carefully reviewed the investment performance of the Fund, including detailed reports providing the results of analyses performed by each of the Investment Manager, Broadridge and JDL collectively showing, for various periods (including since manager inception): (i) the performance of the Fund, (ii) the Fund’s performance relative to peers and benchmarks and (iii) the net assets of the Fund. The Board observed that the Fund’s performance for certain periods ranked above median based on information provided by Broadridge.
The Board also reviewed a description of the third-party data provider’s methodology for identifying the Fund’s peer groups for purposes of performance and expense comparisons.
The Board also considered the Investment Manager’s performance and reputation generally.  After reviewing these and related factors, the Board concluded, within the context of their overall conclusions, that the performance of the Fund and the Investment Manager, in light of other considerations, supported the continuation of the Management Agreement.
Columbia Seligman Technology and Information Fund  | 2025
31

Approval of Management Agreement (continued)
(Unaudited)
Comparative fees, costs of services provided and the profits realized by the Investment Manager and its affiliates from their relationships with the Fund
The Board reviewed comparative fees and the costs of services provided under the Management Agreement.  The Board members considered detailed comparative information set forth in an annual report on fees and expenses, including, among other things, data (based on analyses conducted by Broadridge and JDL) showing a comparison of the Fund’s expenses with median expenses paid by funds in its comparative peer universe, as well as data showing the Fund’s contribution to the Investment Manager’s profitability.
The Board considered the reports of JDL, which assisted in the Board’s analysis of the Funds’ performance and expenses and the reasonableness of the Funds’ fee rates.  The Board accorded particular weight to the notion that a primary objective of the level of fees is to achieve a rational pricing model applied consistently across the various product lines in the Fund family, while assuring that the overall fees for each Fund (with certain exceptions) are generally in line with the current “pricing philosophy” such that Fund total expense ratios, in general, approximate or are lower than the median expense ratios of funds in the same Lipper comparison universe.  The Board took into account that the Fund’s total expense ratio (after considering proposed expense caps/waivers) was below the peer universe’s median expense ratio shown in the reports.
After reviewing these and related factors, the Board concluded, within the context of their overall conclusions, that the levels of management fees and expenses of the Fund, in light of other considerations, supported the continuation of the Management Agreement.
The Board also considered the profitability of the Investment Manager and its affiliates in connection with the Investment Manager providing management services to the Fund.  With respect to the profitability of the Investment Manager and its affiliates, the Independent Trustees referred to information discussing the profitability to the Investment Manager and Ameriprise Financial from managing, operating and distributing the Funds.  The Board considered that the profitability generated by the Investment Manager in 2024 had increased from 2023 levels due to a variety of factors, including the increased assets under management of the Funds.  It also took into account the indirect economic benefits flowing to the Investment Manager or its affiliates in connection with managing or distributing the Funds, such as the enhanced ability to offer various other financial products to Ameriprise Financial customers, soft dollar benefits and overall reputational advantages.  The Board noted that the fees paid by the Fund should permit the Investment Manager to offer competitive compensation to its personnel, make necessary investments in its business and earn an appropriate profit.  After reviewing these and related factors, the Board concluded, within the context of their overall conclusions, that the costs of services provided and the profitability to the Investment Manager and its affiliates from their relationships with the Fund supported the continuation of the Management Agreement.
Economies of scale
The Board considered the potential existence of economies of scale in the provision by the Investment Manager of services to the Fund, and whether those economies of scale were shared with the Fund through breakpoints in investment management fees or other means, such as expense limitation arrangements and additional investments by the Investment Manager in investment, trading, compliance and other resources. The Board considered the economies of scale that might be realized as the Fund’s net asset level grows and took note of the extent to which Fund shareholders might also benefit from such growth.  In this regard, the Board took into account that management fees decline as Fund assets exceed various breakpoints, all of which have not been surpassed. The Board observed that the Management Agreement thus provides for breakpoints in the management fee rate schedule that allow opportunities for shareholders to realize lower fees as Fund assets grow and that there are additional opportunities through other means for sharing economies of scale with shareholders.
Conclusion
The Board reviewed all of the above considerations in reaching its decision to approve the continuation of the Management Agreement.  In reaching its conclusions, no single factor was determinative.
32
Columbia Seligman Technology and Information Fund  | 2025

Approval of Management Agreement (continued)
(Unaudited)
On June 26, 2025, the Board, including all of the Independent Trustees, determined that fees payable under the Management Agreement were fair and reasonable in light of the extent and quality of services provided and approved the renewal of the Management Agreement.
Columbia Seligman Technology and Information Fund  | 2025
33

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Columbia Seligman Technology and Information Fund
P.O. Box 219104
Kansas City, MO 64121-9104

Please read and consider the investment objectives, risks, charges and expenses for any fund carefully before investing. For a prospectus and summary prospectus, which contains this and other important information about the Fund, go to
columbiathreadneedleus.com/investor/. The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.
Columbia Threadneedle Investments® (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved.
© 2025 Columbia Management Investment Advisers, LLC.
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SAR219_05_T01_(01/26)

Multi-Manager Value Strategies Fund
Semi-Annual Financial Statements and Additional Information
November 30, 2025 (Unaudited)

Not FDIC or NCUA Insured	No Financial Institution Guarantee	May Lose Value

Multi-Manager Value Strategies Fund | 2025

Portfolio of Investments
November 30, 2025 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities

Common Stocks 98.3%
Issuer	Shares	Value ($)
Communication Services 6.7%
Diversified Telecommunication Services 1.6%
AT&T, Inc.	2,235,621	58,170,858
GCI Liberty, Inc. Escrow(a),(b),(c)	8,656	0
GCI Liberty, Inc., Class C(b)	160	5,331
Verizon Communications, Inc.	779,641	32,051,042
Total		90,227,231
Entertainment 1.0%
Sphere Entertainment Co.(b)	286	24,193
Walt Disney Co. (The)	536,117	56,008,143
Total		56,032,336
Interactive Media & Services 3.4%
Alphabet, Inc., Class A	280,199	89,714,116
Alphabet, Inc., Class C	132,373	42,375,245
Meta Platforms, Inc., Class A	83,473	54,086,330
Total		186,175,691
Media 0.4%
Comcast Corp., Class A	671,440	17,920,734
Fox Corp., Class A	54,037	3,539,423
Fox Corp., Class B	41,183	2,399,322
Total		23,859,479
Wireless Telecommunication Services 0.3%
T-Mobile US, Inc.	78,712	16,451,595
Total Communication Services		372,746,332
Consumer Discretionary 10.0%
Automobile Components 0.3%
Aptiv PLC(b)	71,563	5,549,711
Autoliv, Inc.	37,671	4,444,801
BorgWarner, Inc.	121,576	5,235,062
Lear Corp.	28,910	3,103,778
Phinia, Inc.	154	8,330
Total		18,341,682
Automobiles 1.2%
Ford Motor Co.	1,335,488	17,735,281
General Motors Co.	684,961	50,358,333
Total		68,093,614
Common Stocks (continued)
Issuer	Shares	Value ($)
Broadline Retail 1.8%
Amazon.com, Inc.(b)	366,357	85,441,780
Dillard’s, Inc., Class A	1,505	1,008,440
eBay, Inc.	131,708	10,904,105
Total		97,354,325
Diversified Consumer Services 0.1%
Grand Canyon Education, Inc.(b)	11,421	1,801,549
Stride, Inc.(b)	24,580	1,561,567
Total		3,363,116
Hotels, Restaurants & Leisure 2.0%
Boyd Gaming Corp.	30,623	2,550,896
Brinker International, Inc.(b)	6,985	1,074,223
Carnival Corp.(b)	402,660	10,380,575
Chipotle Mexican Grill, Inc.(b)	208,737	7,205,601
Las Vegas Sands Corp.	98,581	6,719,281
McDonald’s Corp.	84,230	26,264,599
Norwegian Cruise Line Holdings Ltd.(b)	228,450	4,217,187
Royal Caribbean Cruises Ltd.	72,471	19,295,404
Starbucks Corp.	309,140	26,929,185
Super Group SGHC Ltd.	89,369	967,866
Texas Roadhouse, Inc.	32,578	5,709,295
Total		111,314,112
Household Durables 0.9%
Installed Building Products, Inc.	10,897	2,920,614
Lennar Corp., Class A	76,067	9,987,597
Lennar Corp., Class B	6,131	757,730
NVR, Inc.(b)	4,527	33,985,502
Total		47,651,443
Leisure Products 0.0%
Mattel, Inc.(b)	108,848	2,298,870
Specialty Retail 3.4%
AutoNation, Inc.(b)	17,300	3,655,317
Best Buy Co., Inc.	60,893	4,827,597
Burlington Stores, Inc.(b)	27,252	6,873,772
CarMax, Inc.(b)	463,024	17,900,508
Dick’s Sporting Goods, Inc.	28,510	5,889,311
The accompanying Notes to Financial Statements are an integral part of this statement.
Multi-Manager Value Strategies Fund  | 2025
3

Portfolio of Investments (continued)
November 30, 2025 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Five Below, Inc.(b)	31,663	5,220,912
Gap, Inc. (The)	107,085	2,898,791
Home Depot, Inc. (The)	73,523	26,241,829
Lithia Motors, Inc., Class A	7,709	2,457,938
Murphy U.S.A., Inc.	8,435	3,248,065
Ross Stores, Inc.	109,362	19,287,082
TJX Companies, Inc. (The)	353,647	53,726,052
Tractor Supply Co.	206,542	11,314,371
Ulta Beauty, Inc.(b)	23,687	12,763,266
Urban Outfitters, Inc.(b)	35,036	2,595,117
Williams-Sonoma, Inc.	53,241	9,583,912
Total		188,483,840
Textiles, Apparel & Luxury Goods 0.3%
Capri Holdings Ltd.(b)	708	17,962
Crocs, Inc.(b)	28,691	2,438,161
Deckers Outdoor Corp.(b)	9,040	795,791
Levi Strauss & Co., Class A	54,467	1,199,908
lululemon athletica, Inc.(b)	36,074	6,644,109
Ralph Lauren Corp.	17,043	6,260,405
VF Corp.	7,329	128,258
Total		17,484,594
Total Consumer Discretionary		554,385,596
Consumer Staples 7.6%
Beverages 0.6%
Coca-Cola Bottling Co. Consolidated	1,117	182,015
Coca-Cola Co. (The)	281,006	20,547,159
Constellation Brands, Inc., Class A	34,445	4,697,609
PepsiCo, Inc.	62,170	9,247,166
Total		34,673,949
Consumer Staples Distribution & Retail 3.5%
Albertsons Companies, Inc., Class A	16,463	301,767
BJ’s Wholesale Club Holdings, Inc.(b)	59,407	5,300,886
Costco Wholesale Corp.	47,736	43,611,132
Dollar General Corp.	108,139	11,840,139
Dollar Tree, Inc.(b)	114,983	12,741,266
Kroger Co. (The)	245,802	16,537,558
Sprouts Farmers Market, Inc.(b)	40,443	3,389,528
Sysco Corp.	644,229	49,090,250
Common Stocks (continued)
Issuer	Shares	Value ($)
Target Corp.	92,472	8,379,813
Walmart, Inc.	371,282	41,030,374
Total		192,222,713
Food Products 1.2%
General Mills, Inc.	778,233	36,849,333
Hershey Co. (The)	40,549	7,626,456
Ingredion, Inc.	14,294	1,537,177
Lamb Weston Holdings, Inc.	45,197	2,669,335
Mondelez International, Inc., Class A	263,067	15,144,767
Pilgrim’s Pride Corp.	25,437	967,623
Total		64,794,691
Household Products 1.9%
Colgate-Palmolive Co.	844,261	67,870,142
Procter & Gamble Co. (The)	235,438	34,882,494
Total		102,752,636
Personal Care Products 0.1%
Estee Lauder Companies, Inc. (The), Class A	78,176	7,354,016
Tobacco 0.3%
Altria Group, Inc.	323,791	19,106,907
Total Consumer Staples		420,904,912
Energy 7.5%
Energy Equipment & Services 0.2%
Halliburton Co.	142,539	3,737,373
Schlumberger NV	2,748	99,587
TechnipFMC PLC	204,811	9,269,746
Total		13,106,706
Oil, Gas & Consumable Fuels 7.3%
Antero Midstream Corp.	161,319	2,905,355
APA Corp.	186,021	4,644,944
Cheniere Energy, Inc.	66,158	13,791,297
Chevron Corp.	185,831	28,084,639
Chord Energy Corp.	30,220	2,836,449
ConocoPhillips Co.	963,309	85,435,875
Coterra Energy, Inc.	300,275	8,059,381
Devon Energy Corp.	251,544	9,322,221
Diamondback Energy, Inc.	299,918	45,764,488
EOG Resources, Inc.	153,626	16,568,564
Expand Energy Corp.	65,402	7,974,466
The accompanying Notes to Financial Statements are an integral part of this statement.
4
Multi-Manager Value Strategies Fund  | 2025

Portfolio of Investments (continued)
November 30, 2025 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Exxon Mobil Corp.	839,929	97,364,570
Hess Midstream LP, Class A	59,641	2,008,709
HF Sinclair Corp.	103,010	5,450,259
Matador Resources Co.	50,994	2,162,145
Occidental Petroleum Corp.	246,896	10,369,632
Ovintiv, Inc.	137,787	5,643,755
Permian Resources Corp.	344,347	4,989,588
Range Resources Corp.	102,581	4,050,924
Targa Resources Corp.	62,117	10,889,731
Valero Energy Corp.	81,133	14,341,069
Williams Companies, Inc. (The)	343,561	20,933,172
Total		403,591,233
Total Energy		416,697,939
Financials 20.6%
Banks 5.5%
Bank of America Corp.	1,547,943	83,047,142
Bank OZK	29,331	1,349,813
East West Bancorp, Inc.	56,564	6,035,379
First Citizens BancShares Inc., Class A	2,271	4,264,688
JPMorgan Chase & Co.	434,710	136,099,007
KeyCorp	1,200,981	22,074,031
PNC Financial Services Group, Inc. (The)	98,881	18,858,584
Synovus Financial Corp.	58,505	2,819,941
Wells Fargo & Co.	326,718	28,048,740
Zions Bancorp NA	45,920	2,444,322
Total		305,041,647
Capital Markets 2.8%
Bank of New York Mellon Corp. (The)	268,995	30,154,339
Blackrock, Inc.	19,159	20,065,221
Carlyle Group, Inc. (The)	39,852	2,173,130
CME Group, Inc.	81,707	22,997,252
Galaxy Digital, Inc., Class A(b)	80,422	2,138,421
Jefferies Financial Group, Inc.	44,176	2,542,770
LPL Financial Holdings, Inc.	26,519	9,441,825
Moelis & Co., ADR, Class A	8,216	527,221
Morgan Stanley	299,587	50,827,930
Northern Trust Corp.	75,216	9,878,869
Common Stocks (continued)
Issuer	Shares	Value ($)
Raymond James Financial, Inc.	8,279	1,295,995
T. Rowe Price Group, Inc.	16,794	1,719,370
Total		153,762,343
Consumer Finance 2.4%
Ally Financial, Inc.	126,683	5,232,008
American Express Co.	126,985	46,383,811
Capital One Financial Corp.	273,733	59,966,688
OneMain Holdings, Inc.	59,643	3,699,655
SLM Corp.	86,569	2,536,472
Synchrony Financial	146,400	11,325,504
Total		129,144,138
Financial Services 2.9%
Berkshire Hathaway, Inc., Class B(b)	162,350	83,417,054
Corebridge Financial, Inc.	103,340	3,102,267
Equitable Holdings, Inc.	593,390	27,705,379
Jackson Financial, Inc., Class A	35,512	3,480,531
MGIC Investment Corp.	100,923	2,861,167
Visa, Inc., Class A	124,494	41,635,773
Total		162,202,171
Insurance 7.0%
Allstate Corp. (The)	74,048	15,770,743
American Financial Group, Inc.	29,428	4,052,824
American International Group, Inc.	1,216,689	92,663,034
Aon PLC, Class A	186,932	66,158,973
Arch Capital Group Ltd.(b)	111,024	10,427,374
Assurant, Inc.	25,162	5,740,962
Axis Capital Holdings Ltd.	38,092	3,894,526
Chubb Ltd.	110,180	32,633,112
F&G Annuities & Life, Inc.	5,189	167,657
Fidelity National Financial, Inc.	6,400	380,352
Globe Life, Inc.	40,958	5,518,271
Hartford Insurance Group, Inc. (The)	108,788	14,907,220
Markel Group, Inc.(b)	1,055	2,194,864
Marsh & McLennan Companies, Inc.	101,945	18,701,810
MetLife, Inc.	628,800	48,140,928
Primerica, Inc.	9,466	2,435,791
Principal Financial Group, Inc.	59,369	5,035,679
Progressive Corp. (The)	103,287	23,631,033
The accompanying Notes to Financial Statements are an integral part of this statement.
Multi-Manager Value Strategies Fund  | 2025
5

Portfolio of Investments (continued)
November 30, 2025 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Prudential Financial, Inc.	59,296	6,418,792
RenaissanceRe Holdings Ltd.	23,685	6,185,812
Travelers Companies, Inc. (The)	72,670	21,282,136
Unum Group	35,010	2,659,710
Total		389,001,603
Total Financials		1,139,151,902
Health Care 11.0%
Biotechnology 1.5%
AbbVie, Inc.	123,315	28,078,826
Biogen, Inc.(b)	6,334	1,153,358
Exelixis, Inc.(b)	106,785	4,716,693
Gilead Sciences, Inc.	400,063	50,343,928
Total		84,292,805
Health Care Equipment & Supplies 3.0%
Abbott Laboratories	730,987	94,224,224
Cooper Cos, Inc. (The)(b)	308,336	24,028,624
IDEXX Laboratories, Inc.(b)	1,652	1,243,758
Lantheus Holdings, Inc.(b)	4,949	291,348
Masimo Corp.(b)	23,060	3,284,436
Medtronic PLC	394,555	41,558,478
Solventum Corp.(b)	58,007	4,945,677
Total		169,576,545
Health Care Providers & Services 1.7%
Centene Corp.(b)	175,382	6,899,528
Corvel Corp.(b)	6,046	442,446
HCA Healthcare, Inc.	50,898	25,870,944
Labcorp Holdings, Inc.	131,945	35,464,177
UnitedHealth Group, Inc.	60,041	19,799,721
Universal Health Services, Inc., Class B	22,129	5,391,288
Total		93,868,104
Life Sciences Tools & Services 0.8%
Danaher Corp.	37,796	8,571,377
Thermo Fisher Scientific, Inc.	57,392	33,908,915
Total		42,480,292
Common Stocks (continued)
Issuer	Shares	Value ($)
Pharmaceuticals 4.0%
AstraZeneca PLC, ADR	112,608	10,441,014
Bristol-Myers Squibb Co.	222,666	10,955,167
Jazz Pharmaceuticals PLC(b)	27,488	4,852,457
Johnson & Johnson	279,385	57,810,344
Merck & Co., Inc.	527,512	55,299,083
Pfizer, Inc.	1,153,681	29,695,749
Viatris, Inc.	425,798	4,551,781
Zoetis, Inc.	364,336	46,700,588
Total		220,306,183
Total Health Care		610,523,929
Industrials 15.4%
Aerospace & Defense 1.3%
BWX Technologies, Inc.	36,418	6,514,452
General Dynamics Corp.	62,835	21,466,321
L3Harris Technologies, Inc.	106,449	29,666,272
Northrop Grumman Corp.	27,475	15,722,569
Total		73,369,614
Air Freight & Logistics 1.0%
Expeditors International of Washington, Inc.	56,560	8,308,664
FedEx Corp.	129,812	35,786,572
United Parcel Service, Inc., Class B	98,190	9,405,620
Total		53,500,856
Building Products 0.9%
Advanced Drainage Systems, Inc.	33,549	5,112,197
AO Smith Corp.	39,273	2,591,232
Armstrong World Industries, Inc.	22,013	4,176,747
Builders FirstSource, Inc.(b)	126,708	14,220,439
Lennox International, Inc.	10,657	5,316,457
Owens Corning	34,783	3,938,827
Trane Technologies PLC	38,637	16,284,723
Total		51,640,622
Commercial Services & Supplies 1.4%
Waste Management, Inc.	356,919	77,761,943
Construction & Engineering 0.8%
Arcosa, Inc.	165	17,579
Comfort Systems U.S.A., Inc.	14,642	14,304,356
Dycom Industries, Inc.(b)	13,785	4,983,691
The accompanying Notes to Financial Statements are an integral part of this statement.
6
Multi-Manager Value Strategies Fund  | 2025

Portfolio of Investments (continued)
November 30, 2025 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
EMCOR Group, Inc.	20,987	12,908,474
IES Holdings, Inc.(b)	5,599	2,343,573
Primoris Services Corp.	35,331	4,471,491
Valmont Industries, Inc.	9,802	4,047,932
Total		43,077,096
Electrical Equipment 0.9%
Acuity, Inc.	34	12,458
Eaton Corp. PLC	20,705	7,161,653
Emerson Electric Co.	62,543	8,341,985
Nextpower, Inc., Class A(b)	86,665	7,940,247
Regal Rexnord Corp.	191,812	28,002,634
Total		51,458,977
Ground Transportation 2.9%
CSX Corp.	929,590	32,870,302
JB Hunt Transport Services, Inc.	24,658	4,289,506
Lyft, Inc., Class A(b)	227,340	4,780,960
Norfolk Southern Corp.	64,456	18,826,953
Old Dominion Freight Line, Inc.	14,253	1,928,288
Ryder System, Inc.	20,215	3,501,440
U-Haul Holding Co.(b)	2,418	127,308
U-Haul Holding Co.	40,740	1,960,001
Union Pacific Corp.	386,815	89,675,322
Total		157,960,080
Industrial Conglomerates 0.3%
Honeywell International, Inc.	76,510	14,704,457
Machinery 3.5%
Caterpillar, Inc.	75,909	43,705,366
CNH Industrial NV	61,126	576,418
Cummins, Inc.	42,913	21,369,816
Deere & Co.	122,934	57,101,614
Dover Corp.	71,750	13,293,840
Illinois Tool Works, Inc.	57,962	14,448,767
Lincoln Electric Holdings, Inc.	12,112	2,899,976
Mueller Industries, Inc.	40,393	4,437,979
Parker-Hannifin Corp.	40,162	34,607,595
Toro Co. (The)	45,977	3,206,436
Total		195,647,807
Common Stocks (continued)
Issuer	Shares	Value ($)
Passenger Airlines 0.6%
Alaska Air Group, Inc.(b)	64,405	2,760,398
Delta Air Lines, Inc.	233,791	14,986,003
United Airlines Holdings, Inc.(b)	135,958	13,862,278
Total		31,608,679
Professional Services 0.7%
Amentum Holdings, Inc.(b)	760	21,759
Automatic Data Processing, Inc.	72,385	18,479,890
SS&C Technologies Holdings, Inc.	260,823	22,415,129
Total		40,916,778
Trading Companies & Distributors 1.1%
Air Lease Corp.	29,162	1,864,327
Ferguson Enterprises, Inc.	108,708	27,358,543
FTAI Aviation Ltd.	4,713	816,480
GATX Corp.	15,153	2,423,419
United Rentals, Inc.	15,294	12,467,363
W.W. Grainger, Inc.	13,464	12,772,354
Total		57,702,486
Total Industrials		849,349,395
Information Technology 12.4%
Communications Equipment 0.7%
Cisco Systems, Inc.	439,490	33,814,361
InterDigital, Inc.	10,828	3,873,717
Ubiquiti, Inc.	1,434	836,151
Total		38,524,229
Electronic Equipment, Instruments & Components 0.8%
Arrow Electronics, Inc.(b)	14,942	1,613,885
Avnet, Inc.	268	12,733
Flex Ltd.(b)	193,466	11,435,775
IPG Photonics Corp.(b)	223	17,760
Jabil, Inc.	49,323	10,392,849
TE Connectivity PLC	80,044	18,101,951
Total		41,574,953
The accompanying Notes to Financial Statements are an integral part of this statement.
Multi-Manager Value Strategies Fund  | 2025
7

Portfolio of Investments (continued)
November 30, 2025 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
IT Services 1.6%
Accenture PLC, Class A	172,773	43,193,250
International Business Machines Corp.	108,715	33,547,275
Kyndryl Holdings, Inc.(b)	120,469	3,111,714
Wix.com Ltd.(b)	118,831	11,373,315
Total		91,225,554
Semiconductors & Semiconductor Equipment 5.7%
Amkor Technology, Inc.	67,032	2,439,294
Analog Devices, Inc.	126,144	33,471,049
Applied Materials, Inc.	88,062	22,213,639
Broadcom, Inc.	98,182	39,563,419
KLA Corp.	19,173	22,537,286
Lam Research Corp.	385,186	60,089,016
Micron Technology, Inc.	190,727	45,103,121
NVIDIA Corp.	30,725	5,438,325
ON Semiconductor Corp.(b)	131,346	6,598,823
QUALCOMM, Inc.	44,319	7,449,581
Skyworks Solutions, Inc.	19,624	1,294,203
Teradyne, Inc.	9,997	1,818,354
Texas Instruments, Inc.	416,236	70,040,032
Total		318,056,142
Software 2.2%
Adobe, Inc.(b)	104,577	33,478,235
Fortinet, Inc.(b)	14,187	1,150,991
Microsoft Corp.	95,353	46,914,630
Pegasystems, Inc.	50,809	2,782,809
Salesforce, Inc.	155,011	35,736,236
Total		120,062,901
Technology Hardware, Storage & Peripherals 1.4%
Apple, Inc.	268,055	74,747,137
Super Micro Computer, Inc.(b)	27,420	928,167
Total		75,675,304
Total Information Technology		685,119,083
Common Stocks (continued)
Issuer	Shares	Value ($)
Materials 3.3%
Chemicals 0.5%
CF Industries Holdings, Inc.	72,062	5,671,280
Linde PLC	40,071	16,441,933
LyondellBasell Industries NV, Class A	86,065	4,216,324
NewMarket Corp.	4,604	3,515,292
Total		29,844,829
Construction Materials 0.7%
Eagle Materials, Inc.	16,226	3,630,080
Martin Marietta Materials, Inc.	51,499	32,096,237
Total		35,726,317
Containers & Packaging 0.8%
Avery Dennison Corp.	44,748	7,713,213
Graphic Packaging Holding Co.	115,396	1,867,107
International Paper Co.	554,712	21,900,030
Packaging Corp. of America	71,886	14,669,776
Sonoco Products Co.	212	8,940
Total		46,159,066
Metals & Mining 1.2%
Commercial Metals Co.	58,155	3,709,126
Freeport-McMoRan, Inc.	386,509	16,612,157
Newmont Corp.	183,789	16,675,176
Nucor Corp.	192,536	30,707,566
Total		67,704,025
Paper & Forest Products 0.1%
Louisiana-Pacific Corp.	27,914	2,289,227
Total Materials		181,723,464
Real Estate 1.8%
Health Care REITs 0.1%
Welltower, Inc.	30,018	6,250,348
Industrial REITs 0.2%
Prologis, Inc.	61,736	7,934,928
Real Estate Management & Development 0.0%
Opendoor Technologies, Inc.(b)	266,752	2,053,991
Residential REITs 0.1%
AvalonBay Communities, Inc.	34,764	6,324,962
Specialized REITs 1.4%
The accompanying Notes to Financial Statements are an integral part of this statement.
8
Multi-Manager Value Strategies Fund  | 2025

Portfolio of Investments (continued)
November 30, 2025 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Extra Space Storage, Inc.	235,254	31,328,775
Public Storage	21,710	5,960,263
SBA Communications Corp.	210,362	40,867,026
Total		78,156,064
Total Real Estate		100,720,293
Utilities 2.0%
Electric Utilities 1.1%
American Electric Power Co., Inc.	104,787	12,969,487
Entergy Corp.	201,926	19,691,824
NextEra Energy, Inc.	100,829	8,700,534
Southern Co. (The)	202,161	18,420,910
Total		59,782,755
Independent Power and Renewable Electricity Producers 0.2%
Talen Energy Corp.(b)	27,269	10,751,349
Multi-Utilities 0.7%
Ameren Corp.	83,290	8,857,891
CMS Energy Corp.	91,169	6,877,789
DTE Energy Co.	40,141	5,500,521
Public Service Enterprise Group, Inc.	86,480	7,222,810
WEC Energy Group, Inc.	85,084	9,535,364
Total		37,994,375
Total Utilities		108,528,479
Total Common Stocks (Cost $4,530,042,214)		5,439,851,324

Rights 0.0%

Communication Services 0.0%
Diversified Telecommunication Services 0.0%
GCI Liberty, Inc.(b)	160	992
Total Communication Services		992
Total Rights (Cost $—)		992

Warrants 0.0%
Issuer	Shares	Value ($)
Real Estate 0.0%
Real Estate Management & Development 0.0%
Opendoor Technologies, Inc.(b) 11/20/2026	8,891	16,982
Opendoor Technologies, Inc.(b) 11/20/2026	5,423	6,507
Opendoor Technologies, Inc.(b) 11/20/2026	2,893	2,815
Total		26,304
Total Real Estate		26,304
Total Warrants (Cost $—)		26,304

Money Market Funds 1.6%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 4.061%(d),(e)	89,512,414	89,485,561
Total Money Market Funds (Cost $89,484,529)		89,485,561
Total Investments in Securities (Cost: $4,619,526,743)		5,529,364,181
Other Assets & Liabilities, Net		7,449,444
Net Assets		5,536,813,625
Notes to Portfolio of Investments
(a)
Represents fair value as determined in good faith under procedures approved by the Board of Trustees. At November 30, 2025, the total value of these securities amounted to $0, which represents less than 0.01% of total net assets.

(b)	Non-income producing investment.
(c)	Valuation based on significant unobservable inputs.
(d)	The rate shown is the seven-day current annualized yield at November 30, 2025.
The accompanying Notes to Financial Statements are an integral part of this statement.
Multi-Manager Value Strategies Fund  | 2025
9

Portfolio of Investments (continued)
November 30, 2025 (Unaudited)
Notes to Portfolio of Investments (continued)
(e)
Under the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended November 30, 2025 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Realized gain (loss)($)	Dividends($)	End of period shares
Columbia Short-Term Cash Fund, 4.061%
	74,578,452	465,380,346	(450,473,316)	79	89,485,561	(3,377)	1,807,264	89,512,414
Abbreviation Legend
ADR	American Depositary Receipt
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
■
 Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date.  Valuation adjustments are not applied to Level 1 investments.
■
 Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
■
 Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Investments falling into the Level 3 category, if any, are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
The Fund’s Board of Trustees (the Board) has designated the Investment Manager, through its Valuation Committee (the Committee), as valuation designee, responsible for determining the fair value of the assets of the Fund for which market quotations are not readily available using valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. Representatives of Columbia Management Investment Advisers, LLC report to the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
The accompanying Notes to Financial Statements are an integral part of this statement.
10
Multi-Manager Value Strategies Fund  | 2025

Portfolio of Investments (continued)
November 30, 2025 (Unaudited)
Fair value measurements   (continued)
The following table is a summary of the inputs used to value the Fund’s investments at November 30, 2025:
	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Investments in Securities
Common Stocks
Communication Services	372,746,332	—	0 *	372,746,332
Consumer Discretionary	554,385,596	—	—	554,385,596
Consumer Staples	420,904,912	—	—	420,904,912
Energy	416,697,939	—	—	416,697,939
Financials	1,139,151,902	—	—	1,139,151,902
Health Care	610,523,929	—	—	610,523,929
Industrials	849,349,395	—	—	849,349,395
Information Technology	685,119,083	—	—	685,119,083
Materials	181,723,464	—	—	181,723,464
Real Estate	100,720,293	—	—	100,720,293
Utilities	108,528,479	—	—	108,528,479
Total Common Stocks	5,439,851,324	—	0 *	5,439,851,324
Rights
Communication Services	992	—	—	992
Total Rights	992	—	—	992
Warrants
Real Estate	26,304	—	—	26,304
Total Warrants	26,304	—	—	26,304
Money Market Funds	89,485,561	—	—	89,485,561
Total Investments in Securities	5,529,364,181	—	0 *	5,529,364,181

*	Rounds to zero.
See the Portfolio of Investments for all investment classifications not indicated in the table.
The Fund does not hold any significant investments (greater than one percent of net assets) categorized as Level 3.
The accompanying Notes to Financial Statements are an integral part of this statement.
Multi-Manager Value Strategies Fund  | 2025
11

Statement of Assets and Liabilities
November 30, 2025 (Unaudited)

Assets
Investments in securities, at value
Unaffiliated issuers (cost $4,530,042,214)	$5,439,878,620
Affiliated issuers (cost $89,484,529)	89,485,561
Receivable for:
Investments sold	1,272
Capital shares sold	2,428,345
Dividends	8,027,187
Foreign tax reclaims	14,208
Prepaid expenses	17,297
Total assets	5,539,852,490
Liabilities
Payable for:
Capital shares redeemed	2,168,707
Management services fees	177,545
Transfer agent fees	373,684
Compensation of chief compliance officer	441
Compensation of board members	6,639
Other expenses	30,313
Deferred compensation of board members	281,536
Total liabilities	3,038,865
Net assets applicable to outstanding capital stock	$5,536,813,625
Represented by
Paid in capital	3,889,816,264
Total distributable earnings (loss)	1,646,997,361
Total - representing net assets applicable to outstanding capital stock	$5,536,813,625
Institutional Class
Net assets	$5,536,813,625
Shares outstanding	321,727,043
Net asset value per share	$17.21
The accompanying Notes to Financial Statements are an integral part of this statement.
12
Multi-Manager Value Strategies Fund  | 2025

Statement of Operations
Six Months Ended November 30, 2025 (Unaudited)

Net investment income
Income:
Dividends — unaffiliated issuers	$50,242,066
Dividends — affiliated issuers	1,807,264
Total income	52,049,330
Expenses:
Management services fees	15,820,914
Transfer agent fees
Institutional Class	2,183,706
Custodian fees	18,278
Printing and postage fees	153,378
Registration fees	55,902
Accounting services fees	16,211
Legal fees	48,859
Interest on interfund lending	53
Compensation of chief compliance officer	441
Compensation of board members	31,983
Deferred compensation of board members	58,987
Other	36,751
Total expenses	18,425,463
Net investment income	33,623,867
Realized and unrealized gain (loss) — net
Net realized gain (loss) on:
Investments — unaffiliated issuers	219,604,842
Investments — affiliated issuers	(3,377)
Net realized gain	219,601,465
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated issuers	244,054,956
Investments — affiliated issuers	79
Net change in unrealized appreciation (depreciation)	244,055,035
Net realized and unrealized gain	463,656,500
Net increase in net assets resulting from operations	$497,280,367
The accompanying Notes to Financial Statements are an integral part of this statement.
Multi-Manager Value Strategies Fund  | 2025
13

Statement of Changes in Net Assets

	Six Months Ended November 30, 2025 (Unaudited)	Year Ended May 31, 2025
Operations
Net investment income	$33,623,867	$79,493,334
Net realized gain	219,601,465	750,063,913
Net change in unrealized appreciation (depreciation)	244,055,035	(484,889,578)
Net increase in net assets resulting from operations	497,280,367	344,667,669
Distributions to shareholders
Net investment income and net realized gains
Institutional Class	(35,603,400)	(416,033,452)
Total distributions to shareholders	(35,603,400)	(416,033,452)
Increase (decrease) in net assets from capital stock activity	92,777,999	(240,665,763)
Total increase (decrease) in net assets	554,454,966	(312,031,546)
Net assets at beginning of period	4,982,358,659	5,294,390,205
Net assets at end of period	$5,536,813,625	$4,982,358,659

	Six Months Ended		Year Ended
	November 30, 2025 (Unaudited)		May 31, 2025
	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity
Institutional Class
Shares sold	38,396,518	636,122,752	66,303,574	1,061,893,202
Distributions reinvested	2,188,377	35,603,400	25,595,683	416,033,452
Shares redeemed	(34,868,302)	(578,948,153)	(104,425,464)	(1,718,592,417)
Net increase (decrease)	5,716,593	92,777,999	(12,526,207)	(240,665,763)

Total net increase (decrease)	5,716,593	92,777,999	(12,526,207)	(240,665,763)
The accompanying Notes to Financial Statements are an integral part of this statement.
14
Multi-Manager Value Strategies Fund  | 2025

Financial Highlights
The following table is intended to help you understand the Fund’s financial performance. Certain information reflects financial results for a single share of a class held for the periods shown. Per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total return assumes reinvestment of all dividends and distributions, if any. Total return does not reflect payment of sales charges, if any. Total return and portfolio turnover are not annualized for periods of less than one year. The ratios of expenses and net investment income are annualized for periods of less than one year. The portfolio turnover rate is calculated without regard to purchase and sales transactions of short-term instruments and certain derivatives, if any. If such transactions were included, the Fund’s portfolio turnover rate may be higher. A zero balance may reflect an amount rounding to less than $0.01 or 0.01%.
Institutional Class	Six Months Ended November 30, 2025 (Unaudited)	Year Ended May 31,
		2025	2024	2023	2022	2021
Per share data
Net asset value, beginning of period	$15.77	$16.12	$13.95	$16.52	$17.67	$12.48
Income (loss) from investment operations:
Net investment income	0.10	0.25	0.26	0.25	0.23	0.21
Net realized and unrealized gain (loss)	1.45	0.81	2.89	(1.12)	0.02 (a)	5.34
Total from investment operations	1.55	1.06	3.15	(0.87)	0.25	5.55
Distributions to shareholders
Distributions from net investment income	(0.11)	(0.26)	(0.25)	(0.25)	(0.22)	(0.21)
Distributions from net realized gains	—	(1.15)	(0.73)	(1.45)	(1.18)	(0.15)
Total distributions to shareholders	(0.11)	(1.41)	(0.98)	(1.70)	(1.40)	(0.36)
Net asset value, end of period	$17.21	$15.77	$16.12	$13.95	$16.52	$17.67
Total return	9.87%	6.41%	23.45%	(5.54%)	1.22%	45.16%
Ratios to average net assets
Total gross expenses(b)	0.69%(c)	0.69%	0.70%	0.72%(c)	0.69%(c)	0.71%(c)
Total net expenses(b),(d)	0.69%(c)	0.69%	0.69%	0.72%(c)	0.69%(c)	0.71%(c)
Net investment income	1.25%	1.56%	1.69%	1.69%	1.31%	1.41%
Supplemental data
Net assets, end of period (in thousands)	$5,536,814	$4,982,359	$5,294,390	$4,171,477	$4,589,195	$5,055,717
Portfolio turnover	17%	49%	20%	23%	22%	29%

Notes to Financial Highlights
(a)
Calculation of the net gain (loss) per share (both realized and unrealized) does not correlate to the aggregate realized and unrealized gain (loss) presented in the Statement of Operations due to timing of Fund shares sold and redeemed in relation to fluctuations in the market value of the portfolio. For a new share class, the difference may be due to the timing of the commencement of operations for the share class.

(b)
In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund’s reported expense ratios.

(c)	Ratios include interfund lending expense which is less than 0.01%.
(d)	Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.
The accompanying Notes to Financial Statements are an integral part of this statement.
Multi-Manager Value Strategies Fund  | 2025
15

Notes to Financial Statements
November 30, 2025 (Unaudited)
Note 1. Organization
Multi-Manager Value Strategies Fund (the Fund), a series of Columbia Funds Series Trust II (the Trust), is a diversified fund. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.
Fund shares
The Trust may issue an unlimited number of shares (without par value). The Fund is offered only through certain wrap fee programs sponsored and/or managed by Ameriprise Financial, Inc. (Ameriprise Financial) or its affiliates. The Fund offers the share class listed in the Statement of Assets and Liabilities which is not subject to any front-end sales charge or contingent deferred sales charge.
Note 2. Summary of significant accounting policies
Basis of preparation
The Fund is an investment company that applies the accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services - Investment Companies (ASC 946). The financial statements are prepared in accordance with U.S. generally accepted accounting principles (GAAP), which requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.
Segment reporting
The intent of FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures is to enable investors to better understand an entity’s overall performance and to assess its potential future cash flows through improved segment disclosures. The chief operating decision maker (CODM) for the Fund is Columbia Management Investment Advisers, LLC through its Investment Oversight Committee and Global Executive Group, which are responsible for assessing performance and making decisions about resource allocation. The CODM has determined that the Fund has a single operating segment because the CODM monitors the operating results of the Fund as a whole and the Fund’s long-term strategic asset allocation is pre-determined in accordance with the terms of its prospectus, based on a defined investment strategy which is executed by the Fund’s portfolio managers as a team. The financial information provided to and reviewed by the CODM is consistent with that presented within the Fund’s financial statements.
Security valuation
Equity securities listed on an exchange are valued at the closing price or last trade price on their primary exchange at the close of business of the New York Stock Exchange. Securities with a closing price not readily available or not listed on any exchange are valued at the mean between the closing bid and ask prices. Listed preferred stocks convertible into common stocks are valued using an evaluated price from a pricing service.
Foreign equity securities are valued based on the closing price or last trade price on their primary exchange at the close of business of the New York Stock Exchange. If any foreign equity security closing prices are not readily available, the securities are valued at the mean of the latest quoted bid and ask prices on such exchanges or markets. Foreign currency exchange rates are determined at the scheduled closing time of the New York Stock Exchange. Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange; therefore, the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. In those situations, foreign securities will be fair valued pursuant to a policy approved by the Board of Trustees. Under the policy, the Fund may utilize a third-party pricing service to determine these fair values. The third-party pricing service takes into account multiple factors, including relevant general and sector indices, currency
16
Multi-Manager Value Strategies Fund  | 2025

Notes to Financial Statements (continued)
November 30, 2025 (Unaudited)
fluctuations, depositary receipts, and futures, as applicable, to determine a good faith estimate that reasonably reflects the current market conditions as of the close of the New York Stock Exchange. The fair value of a security is likely to be different from the quoted or published price, if available.
Investments in open-end investment companies (other than exchange-traded funds (ETFs)), are valued at the latest net asset value reported by those companies as of the valuation time.
Investments for which market quotations are not readily available, or that have quotations which management believes are not reflective of market value or reliable, are valued at fair value as determined in good faith under procedures approved by the Board of Trustees. If a security or class of securities (such as foreign securities) is valued at fair value, such value is likely to be different from the quoted or published price for the security, if available.
The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine fair value.
GAAP requires disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category. This information is disclosed following the Fund’s Portfolio of Investments.
Security transactions
Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.
Income recognition
Corporate actions and dividend income are generally recorded net of any non-reclaimable tax withholdings, on the ex-dividend date or upon receipt of an ex-dividend notification in the case of certain foreign securities.
The Fund may receive distributions from holdings in equity securities, business development companies (BDCs), exchange-traded funds (ETFs), limited partnerships (LPs), other regulated investment companies (RICs), and real estate investment trusts (REITs), which report information as to the tax character of their distributions annually. These distributions are allocated to dividend income, capital gain and return of capital based on actual information reported. Return of capital is recorded as a reduction of the cost basis of securities held. If the Fund no longer owns the applicable securities, return of capital is recorded as a realized gain. With respect to REITs, to the extent actual information has not yet been reported, estimates for return of capital are made by Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial). The Investment Manager’s estimates are subsequently adjusted when the actual character of the distributions is disclosed by the REITs, which could result in a proportionate change in return of capital to shareholders.
Awards from class action litigation are recorded as a reduction of cost basis if the Fund still owns the applicable securities on the payment date. If the Fund no longer owns the applicable securities on the payment date, the proceeds are recorded as realized gains.
Expenses
General expenses of the Trust are allocated to the Fund and other funds of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the Fund are charged to the Fund. Expenses directly attributable to a specific class of shares are charged to that share class.
Determination of class net asset value
All income, expenses (other than class-specific expenses, which are charged to that share class, as shown in the Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of the Fund on a daily basis, based on the relative net assets of each class, for purposes of determining the net asset value of each class.
Multi-Manager Value Strategies Fund  | 2025
17

Notes to Financial Statements (continued)
November 30, 2025 (Unaudited)
Federal income tax status
The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of its investment company taxable income and net capital gain, if any, for its tax year, and as such will not be subject to federal income taxes. In addition, the Fund intends to distribute in each calendar year substantially all of its ordinary income, capital gain net income and certain other amounts, if any, such that the Fund should not be subject to federal excise tax. Therefore, no federal income or excise tax provision is recorded.
Foreign taxes
The Fund may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries, as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.
Realized gains in certain countries may be subject to foreign taxes at the Fund level, based on statutory rates. The Fund accrues for such foreign taxes on realized and unrealized gains at the appropriate rate for each jurisdiction, as applicable. The amount, if any, is disclosed as a liability in the Statement of Assets and Liabilities.
Distributions to shareholders
Distributions from net investment income, if any, are declared and paid each calendar quarter. Net realized capital gains, if any, are distributed at least annually. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.
Guarantees and indemnifications
Under the Trust’s organizational documents and, in some cases, by contract, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust or its funds. In addition, certain of the Fund’s contracts with its service providers contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined, and the Fund has no historical basis for predicting the likelihood of any such claims.
Recent accounting pronouncements and regulatory updates
Accounting Standards Update 2023-09 Income Taxes (Topic 740)
In December 2023, the FASB issued Accounting Standards Update No. 2023-09 Income Taxes (Topic 740) Improvements to Income Tax Disclosures. The amendments were issued to enhance the transparency and decision usefulness of income tax disclosures primarily related to rate reconciliation and income taxes paid information. The amendments are effective for annual periods beginning after December 15, 2024, with early adoption permitted. Management expects that the adoption of the amendments will not have a material impact on its financial statements.
Note 3. Fees and other transactions with affiliates
Management services fees
The Fund has entered into a Management Agreement with Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial). Under the Management Agreement, the Investment Manager provides the Fund with investment research and advice and is responsible for administrative and accounting services. The Investment Manager is responsible for the ultimate oversight of investments made by the Fund. The Fund’s subadvisers (see Subadvisory agreements below) have the primary responsibility for the day-to-day portfolio management of their portion of the Fund. The management services fee is an annual fee that is equal to a percentage of the Fund’s daily net assets that declines from 0.72% to 0.52% as the Fund’s net assets increase. The annualized effective management services fee rate for the six months ended November 30, 2025 was 0.59% of the Fund’s average daily net assets.
18
Multi-Manager Value Strategies Fund  | 2025

Notes to Financial Statements (continued)
November 30, 2025 (Unaudited)
Subadvisory agreements
The Investment Manager has entered into Subadvisory Agreements with American Century Investment Management, Inc and Diamond Hill Capital Management Inc., each of which subadvises a portion of the assets of the Fund. New investments in the Fund, net of redemptions, are allocated in accordance with the Investment Manager’s determination. Each subadviser’s proportionate share of investments in the Fund will vary due to market fluctuations. The Investment Manager compensates each subadviser to manage the investment of the Fund’s assets.
Compensation of Board members
Members of the Board of Trustees who are not officers or employees of the Investment Manager or Ameriprise Financial are compensated for their services to the Fund as disclosed in the Statement of Operations. Under a Deferred Compensation Plan (the Deferred Plan), these members of the Board of Trustees may elect to defer payment of up to 100% of their compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of certain funds managed by the Investment Manager. The Fund’s liability for these amounts is adjusted for market value changes and remains in the Fund until distributed in accordance with the Deferred Plan. All amounts payable under the Deferred Plan constitute a general unsecured obligation of the Fund. The expense for the Deferred Plan, which includes Trustees’ fees deferred during the current period as well as any gains or losses on the Trustees’ deferred compensation balances as a result of market fluctuations, is included in "Deferred compensation of board members" in the Statement of Operations.
Compensation of Chief Compliance Officer
The Board of Trustees has appointed a Chief Compliance Officer for the Fund in accordance with federal securities regulations. As disclosed in the Statement of Operations, a portion of the Chief Compliance Officer’s total compensation is allocated to the Fund, along with other allocations to affiliated registered investment companies managed by the Investment Manager and its affiliates, based on relative net assets.
Transfer agency fees
Under a Transfer and Dividend Disbursing Agent Agreement, Columbia Management Investment Services Corp. (the Transfer Agent), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, is responsible for providing transfer agency services to the Fund. The Transfer Agent has contracted with SS&C GIDS, Inc. (SS&C GIDS) to serve as sub-transfer agent. The Transfer Agent pays the fees of SS&C GIDS for services as sub-transfer agent and SS&C GIDS is not entitled to reimbursement for such fees from the Fund (with the exception of out-of-pocket fees).
The Fund pays the Transfer Agent a monthly transfer agency fee based on the number or the average value of accounts, depending on the type of account. In addition, the Fund pays the Transfer Agent a fee for shareholder services based on the number of accounts or on a percentage of the average aggregate value of the Fund’s shares maintained in omnibus accounts up to the lesser of the amount charged by the financial intermediary or a cap established by the Board of Trustees from time to time.
The Transfer Agent also receives compensation from the Fund for various shareholder services and reimbursements for certain out-of-pocket fees.
For the six months ended November 30, 2025, the Fund’s annualized effective transfer agency fee rate as a percentage of average daily net assets was as follows:
Effective rate (%)
Institutional Class	0.08
Distribution and service fees
The Fund has an agreement with Columbia Management Investment Distributors, Inc. (the Distributor), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, for distribution and shareholder services. The Fund does not pay the Distributor a fee for the distribution services it provides to the Fund.
Multi-Manager Value Strategies Fund  | 2025
19

Notes to Financial Statements (continued)
November 30, 2025 (Unaudited)
Expenses waived/reimbursed by the Investment Manager and its affiliates
The Investment Manager and certain of its affiliates have contractually agreed to waive fees and/or reimburse expenses (excluding certain fees and expenses described below) for the period(s) disclosed below, unless sooner terminated at the sole discretion of the Board of Trustees, so that the Fund’s net operating expenses, after giving effect to fees waived/expenses reimbursed and any balance credits and/or overdraft charges from the Fund’s custodian, do not exceed the following annual rate(s) as a percentage of the classes’ average daily net assets:
Fee rate(s) contractual through September 30, 2026 (%)
Institutional Class	0.69
Under the agreement governing these fee waivers and/or expense reimbursement arrangements, the following fees and expenses are excluded from the waiver/reimbursement commitment, and therefore will be paid by the Fund, if applicable: taxes (including foreign transaction taxes), expenses associated with investments in affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange-traded funds), transaction costs and brokerage commissions, costs related to any securities lending program, dividend expenses associated with securities sold short, inverse floater program fees and expenses, transaction charges and interest on borrowed money, interest, costs associated with shareholder meetings, infrequent and/or unusual expenses and any other expenses the exclusion of which is specifically approved by the Board of Trustees. This agreement may be modified or amended only with approval from the Investment Manager, certain of its affiliates and the Fund. Any fees waived and/or expenses reimbursed under the expense reimbursement arrangements described above are not recoverable by the Investment Manager or its affiliates in future periods.
Note 4. Federal tax information
The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP because of temporary or permanent book to tax differences.
At November 30, 2025, the approximate cost of all investments for federal income tax purposes and the aggregate gross approximate unrealized appreciation and depreciation based on that cost was:
Federal tax cost ($)	Gross unrealized appreciation ($)	Gross unrealized (depreciation) ($)	Net unrealized appreciation ($)
4,619,527,000	1,083,084,000	(173,247,000)	909,837,000
Tax cost of investments and unrealized appreciation/(depreciation) may also include timing differences that do not constitute adjustments to tax basis.
Management of the Fund has concluded that there are no significant uncertain tax positions in the Fund that would require recognition in the financial statements. However, management’s conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). Generally, the Fund’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.
Note 5. Portfolio information
The cost of purchases and proceeds from sales of securities, excluding short-term investments and derivatives, if any, aggregated to $995,492,127 and $918,747,616, respectively, for the six months ended November 30, 2025. The amount of purchase and sale activity impacts the portfolio turnover rate reported in the Financial Highlights.
Note 6. Affiliated money market fund
The Fund invests in Columbia Short-Term Cash Fund, an affiliated money market fund established for the exclusive use by the Fund and other affiliated funds (the Affiliated MMF). The income earned by the Fund from such investments is included as Dividends - affiliated issuers in the Statement of Operations. As an investing fund, the Fund indirectly bears its
20
Multi-Manager Value Strategies Fund  | 2025

Notes to Financial Statements (continued)
November 30, 2025 (Unaudited)
proportionate share of the expenses of the Affiliated MMF. The Affiliated MMF prices its shares with a floating net asset value. The Securities and Exchange Commission has adopted amendments to money market fund rules requiring institutional prime money market funds like the Affiliated MMF to be subject to a discretionary liquidity fee of up to 2% if the imposition of such a fee is determined to be in the best interest of the Affiliated MMF and to a mandatory liquidity fee if daily net redemptions exceed 5% of net assets.
Note 7. Interfund lending
Pursuant to an exemptive order granted by the Securities and Exchange Commission, the Fund participates in a program (the Interfund Program) allowing each participating Columbia Fund (each, a Participating Fund) to lend money directly to and, except for closed-end funds and money market funds, borrow money directly from other Participating Funds for temporary purposes. The amounts eligible for borrowing and lending under the Interfund Program are subject to certain restrictions.
Interfund loans are subject to the risk that the borrowing fund could be unable to repay the loan when due, and a delay in repayment to the lending fund could result in lost opportunities and/or additional lending costs. The exemptive order is subject to conditions intended to mitigate conflicts of interest arising from the Investment Manager’s relationship with each Participating Fund.
The Fund’s activity in the Interfund Program during the six months ended November 30, 2025 was as follows:
Borrower or lender	Average loan balance ($)	Weighted average interest rate (%)	Number of days with outstanding loans
Borrower	(400,000)	4.77	1
Interest expense incurred by the Fund is recorded as Interest on interfund lending in the Statement of Operations. The Fund had no outstanding interfund loans at November 30, 2025.
Note 8. Line of credit
The Fund has access to a revolving credit facility with a syndicate of banks led by JPMorgan Chase Bank, N.A., Citibank, N.A. and Wells Fargo Bank, N.A. whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. Pursuant to an October 23, 2025 amendment and restatement, the credit facility, which is an agreement between the Fund and certain other funds managed by the Investment Manager or an affiliated investment manager, severally and not jointly, permits aggregate borrowings up to $750 million. Interest is currently charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the federal funds effective rate, (ii) the secured overnight financing rate plus 0.10% and (iii) the overnight bank funding rate, plus 1.00% in each case. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. The Fund also pays a commitment fee equal to its pro rata share of the unused amount of the credit facility at a rate of 0.15% per annum. The commitment fee is included in other expenses in the Statement of Operations. This agreement expires annually in October unless extended or renewed. Prior to the October 23, 2025 amendment and restatement, the Fund had access to a revolving credit facility with a syndicate of banks led by JPMorgan Chase Bank, N.A., Citibank, N.A. and Wells Fargo Bank, N.A. which permitted collective borrowings up to $900 million. Interest was charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the federal funds effective rate, (ii) the secured overnight financing rate plus 0.10% and (iii) the overnight bank funding rate, plus 1.00% in each case.
The Fund had no borrowings during the six months ended November 30, 2025.
Note 9. Risks and uncertainties
An investment in the Fund involves risks, including market risk and concentration risk, among others. The value of the Fund’s holdings and the Fund’s net asset value may go down. These declines may be due to factors affecting a particular issuer, or the result of, among other things, political, regulatory, market, economic or social developments affecting the relevant market(s) more generally.
Multi-Manager Value Strategies Fund  | 2025
21

Notes to Financial Statements (continued)
November 30, 2025 (Unaudited)
Global economies and financial markets are increasingly interconnected, and conditions and events in one country, region or financial market may adversely impact issuers in a different country, region or financial market. These risks may be magnified if certain events or developments adversely interrupt the global supply chain; in these and other circumstances, such risks might affect companies worldwide. As a result, local, regional or global events such as terrorism, war, other conflicts, natural disasters, disease/virus outbreaks and epidemics or other public health issues, recessions, depressions or other events – or the potential for such events – could have a significant negative impact on global economic and market conditions.
To the extent that the Fund concentrates its investment in particular issuers, countries, geographic regions, industries or sectors, the Fund may be subject to greater risks of adverse developments in such areas of focus than a fund that invests in a wider variety of issuers, countries, geographic regions, industries, sectors or investments.
Additional risk factors of the Fund are described more fully in the Fund’s Prospectus and Statement of Additional Information.
Shareholder concentration risk
At November 30, 2025, affiliated shareholders of record owned 100.0% of the outstanding shares of the Fund in one or more accounts. Fund shares sold to or redeemed by concentrated accounts may have a significant effect on the operations of the Fund. In the case of a large redemption, the Fund may be forced to sell investments at inopportune times, including its liquid positions, which may result in Fund losses and the Fund holding a higher percentage of less liquid positions. Large redemptions could result in decreased economies of scale and increased operating expenses for non-redeeming Fund shareholders.
Note 10. Subsequent events
Management has evaluated the events and transactions that have occurred through the date the financial statements were issued and noted no items requiring adjustment of the financial statements or additional disclosure.
Note 11. Information regarding pending and settled legal proceedings
Ameriprise Financial and certain of its affiliates are involved, in the normal course of business, in legal proceedings that include regulatory inquiries, arbitration and litigation (including class actions) concerning matters arising in connection with the conduct of their activities as part of a diversified financial services firm. Ameriprise Financial believes that the Fund is not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund. Ameriprise Financial is required to make quarterly (10-Q), annual (10-K) and, as necessary, 8-K filings with the Securities and Exchange Commission (SEC) on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.
There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased Fund redemptions, reduced sale of Fund shares or other adverse consequences to the Fund. Further, although we believe proceedings are not likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund, these proceedings are subject to uncertainties and, as such, it is inherently difficult to determine whether any loss is probable or even reasonably possible, or to reasonably estimate the amount of any loss that may result from such matters. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief, and may lead to further claims, examinations, adverse publicity or reputational damage, each of which could have a material adverse effect on the consolidated financial condition or results of operations or financial condition of Ameriprise Financial or one or more of its affiliates that provide services to the Fund.
22
Multi-Manager Value Strategies Fund  | 2025

 Approval of Management and Subadvisory
Agreements
(Unaudited)
Columbia Management Investment Advisers, LLC (the Investment Manager, and together with its domestic and global affiliates, Columbia Threadneedle Investments), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial), serves as the investment manager to Multi Manager Value Strategies Fund (the Fund).  Under a management agreement (the Management Agreement), the Investment Manager provides investment advice and other services to the Fund and other funds distributed by Columbia Management Investment Distributors, Inc. (collectively, the Funds). In addition, under the subadvisory agreements (the Subadvisory Agreements) between the Investment Manager and each of American Century Investment Management, Inc. and Diamond Hill Capital Management, Inc. (collectively, the Subadvisers), the Subadvisers provide portfolio management and related services for the Fund.
On an annual basis, the Fund’s Board of Trustees (the Board), including the independent Board members (the Independent Trustees), considers renewal of the Management Agreement and the Subadvisory Agreements (together, the Advisory Agreements).  The Investment Manager prepared detailed reports for the Board and its Contracts Committee (including its Contracts Subcommittee) in March, April and June 2025, including reports providing the results of analyses performed by a third-party data provider, Broadridge Financial Solutions, Inc. (Broadridge), and comprehensive responses by the Investment Manager to written requests for information by independent legal counsel to the Independent Trustees (Independent Legal Counsel), to assist the Board in making this determination.  In addition, throughout the year, the Board (or its committees or subcommittees) regularly meets with portfolio management teams and senior management personnel and reviews information prepared by the Investment Manager addressing the services the Investment Manager provides and Fund performance.  The Board also accords appropriate weight to the work, deliberations and conclusions of the various committees (including their subcommittees), such as the Contracts Committee, the Investment Review Committee, the Audit Committee and the Compliance Committee in determining whether to continue the Advisory Agreements.
The Board, at its June 26, 2025 Board meeting (the June Meeting), considered the renewal of each of the Advisory Agreements for additional one-year terms.  At the June Meeting, Independent Legal Counsel reviewed with the Independent Trustees various factors relevant to the Board’s consideration of advisory and subadvisory agreements and the Board’s legal responsibilities related to such consideration.  The Independent Trustees considered such information as they, their legal counsel or the Investment Manager believed reasonably necessary to evaluate and to approve the continuation of each of the Advisory Agreements. Among other things, the information and factors considered included the following:
•
Information on the investment performance of the Fund relative to the performance of a group of mutual funds determined to be comparable to the Fund by Broadridge, as well as performance relative to one or more benchmarks;
•
Information on the Fund’s management fees and total expenses, including information comparing the Fund’s expenses to those of a group of comparable mutual funds, as determined by Broadridge;
•
The Investment Manager’s agreement to contractually limit or cap total operating expenses for the Fund so that total operating expenses (excluding certain fees and expenses, such as transaction costs and certain other investment related expenses, interest, taxes, acquired fund fees and expenses and infrequent and/or unusual expenses) would not exceed a specified annual rate, as a percentage of the Fund’s net assets;
•
Terms of the Advisory Agreements;
•
Subadvisory fees payable by the Investment Manager under the Subadvisory Agreements;
•
Descriptions of other agreements and arrangements with affiliates of the Investment Manager relating to the operations of the Fund, including agreements with respect to the provision of transfer agency and shareholder services to the Fund;
•
Descriptions of various services performed by the Investment Manager and the Subadvisers under the Advisory Agreements, including portfolio management and portfolio trading practices;
•
Information regarding any recently negotiated management fees of similarly-managed portfolios of other institutional clients of the Investment Manager;
Multi-Manager Value Strategies Fund  | 2025
23

Approval of Management and Subadvisory
Agreements (continued)
(Unaudited)
•
Information regarding the resources of the Investment Manager and Subadvisers, including information regarding senior management, portfolio managers and other personnel;
•
Information regarding the capabilities of the Investment Manager with respect to compliance monitoring services;
•
The profitability to the Investment Manager and its affiliates from their relationships with the Fund; and
•
Report provided by the Board’s independent fee consultant, JDL Consultants, LLC (JDL).
Following an analysis and discussion of the foregoing, and the factors identified below, the Board, including all of the Independent Trustees, approved the renewal of each of the Advisory Agreements.
Nature, extent and quality of services provided by the Investment Manager and the Subadvisers
The Board analyzed various reports and presentations it had received detailing the services performed by the Investment Manager and the Subadvisers, as well as their history, expertise, resources and relative capabilities, and the qualifications of their personnel.
The Board specifically considered the many developments during recent years concerning the services provided by the Investment Manager, including, in particular, detailed information regarding the process employed for selecting and overseeing affiliated and unaffiliated subadvisers.  With respect to the Investment Manager, the Board also noted the organization and depth of the equity and credit research departments. The Board further observed the enhancements to the investment risk management department’s processes, systems and oversight over the past several years.  The Board also took into account the broad scope of services provided by the Investment Manager to each subadvised Fund, including, among other services, investment, risk and compliance oversight.  The Board also took into account the information it received concerning the Investment Manager’s ability to attract and retain key portfolio management personnel and that it has sufficient resources to provide competitive and adequate compensation to investment personnel.
In connection with the Board’s evaluation of the overall package of services provided by the Investment Manager, the Board also considered the nature, quality and range of administrative services provided to the Fund by the Investment Manager, as well as the achievements in 2024 in the performance of administrative services, and noted the various enhancements anticipated for 2025.  In evaluating the quality of services provided under the Advisory Agreements, the Board also took into account the organization and strength of the Fund’s and its service providers’ compliance programs.  The Board also reviewed the financial condition of the Investment Manager and its affiliates and each entity’s ability to carry out its responsibilities under the Management Agreement and the Fund’s other service agreements.
In addition, the Board discussed the acceptability of the terms of the Management Agreement (including the relatively broad scope of services required to be performed by the Investment Manager in addition to monitoring each Subadviser), noting that no changes were proposed from the forms of agreements previously approved. The Board also noted the wide array of legal and compliance services provided to the Fund under the Management Agreement.
The Board considered each Subadviser’s organizational strength and resources, portfolio management team depth and capabilities and investment process.  The Board also considered each Subadviser’s capability and wherewithal to carry out its responsibilities under the applicable Subadvisory Agreement.  In addition, the Board discussed the acceptability of the terms of the Subadvisory Agreements, including the scope of services required to be performed.  The Board noted that the terms of the Subadvisory Agreements are generally consistent with the terms of other subadvisory agreements for subadvisers who manage other funds managed by the Investment Manager.  It was observed that no changes were recommended to the Subadvisory Agreements. The Board took into account the Investment Manager’s representation that each Subadviser was in a position to provide quality services to the Fund. In this regard, the Board further observed the various services provided by the Investment Manager’s subadvisory oversight team.
24
Multi-Manager Value Strategies Fund  | 2025

Approval of Management and Subadvisory
Agreements (continued)
(Unaudited)
After reviewing these and related factors (including investment performance as discussed below), the Board concluded, within the context of their overall conclusions, that the nature, extent and quality of the services provided to the Fund under the Advisory Agreements supported the continuation of the Management Agreement and each of the Subadvisory Agreements.
Investment performance
The Board carefully reviewed the investment performance of the Fund, including detailed reports providing the results of analyses performed by each of the Investment Manager, Broadridge and JDL collectively showing, for various periods (including since manager inception): (i) the performance of the Fund, (ii) the Fund’s performance relative to peers and benchmarks and (iii) the net assets of the Fund. The Board observed the Fund’s underperformance for certain periods, noting that appropriate steps (such as a change to the Fund’s management team) had been taken or were contemplated to help improve the Fund’s performance.
Additionally, the Board reviewed the performance of each of the Subadvisers and the Investment Manager’s process for monitoring such Subadvisers’ performance.  The Board considered, in particular, management’s rationale for recommending the continued retention of each Subadviser and management’s representations that the Investment Manager’s profitability is not the key factor driving their recommendation to select, renew or terminate  a Subadviser.
The Board also reviewed a description of the third-party data provider’s methodology for identifying the Fund’s peer groups for purposes of performance and expense comparisons.
The Board also considered the Investment Manager’s and Subadvisers’ performance and reputation generally, the Investment Manager’s evaluation of the contribution of each Subadviser to the Fund’s investment mandate and the Investment Manager’s willingness to take steps intended to improve performance.  After reviewing these and related factors, the Board concluded, within the context of their overall conclusions, that the performance of the Fund, the Investment Manager and the Subadvisers, in light of other considerations, supported the continuation of the Management Agreement and each of the Subadvisory Agreements.
Comparative fees, costs of services provided and the profits realized by the Investment Manager and its affiliates from their relationships with the Fund
The Board reviewed comparative fees and the costs of services provided under each of the Advisory Agreements.  The Board members considered detailed comparative information set forth in an annual report on fees and expenses, including, among other things, data (based on analyses conducted by Broadridge and JDL) showing a comparison of the Fund’s expenses with median expenses paid by funds in its comparative peer universe, as well as data showing the Fund’s contribution to the Investment Manager’s profitability.
The Board considered the reports of JDL, which assisted in the Board’s analysis of the Funds’ performance and expenses and the reasonableness of the Funds’ fee rates.  The Board accorded particular weight to the notion that a primary objective of the level of fees is to achieve a rational pricing model applied consistently across the various product lines in the Fund family, while assuring that the overall fees for each Fund (with certain exceptions) are generally in line with the current “pricing philosophy” such that Fund total expense ratios, in general, approximate or are lower than the median expense ratios of funds in the same Lipper comparison universe. The Board took into account that the Fund’s total expense ratio (after considering proposed expense caps/waivers) was below the peer universe’s median expense ratio shown in the reports.
Additionally, the Board reviewed the level of subadvisory fees paid to each Subadviser, noting that the fees are paid by the Investment Manager and do not impact the fees paid by the Fund.  The Board also reviewed advisory fee rates charged by other comparable mutual funds employing each Subadviser to provide comparable subadvisory services.  After reviewing these and related factors, the Board concluded, within the context of their overall conclusions, that the levels of management fees, subadvisory fees and expenses of the Fund, in light of other considerations, supported the continuation of the Management Agreement and each of the Subadvisory Agreements.
Multi-Manager Value Strategies Fund  | 2025
25

Approval of Management and Subadvisory
Agreements (continued)
(Unaudited)
The Board also considered the profitability of the Investment Manager and its affiliates in connection with the Investment Manager providing management services to the Fund.  Because the Subadvisory Agreements were negotiated at arm’s length by the Investment Manager, which is responsible for payments to the Subadvisers thereunder, the Board did not consider the profitability to each Subadviser from its relationship with the Fund.  With respect to the profitability of the Investment Manager and its affiliates, the Independent Trustees referred to information discussing the profitability to the Investment Manager and Ameriprise Financial from managing, operating and distributing the Funds. The Board considered that the profitability generated by the Investment Manager in 2024 had increased from 2023 levels due to a variety of factors, including the increased assets under management of the Funds. It also took into account the indirect economic benefits flowing to the Investment Manager or its affiliates in connection with managing or distributing the Funds, such as the enhanced ability to offer various other financial products to Ameriprise Financial customers, soft dollar benefits and overall reputational advantages. The Board noted that the fees paid by the Fund should permit the Investment Manager to offer competitive compensation to its personnel, make necessary investments in its business and earn an appropriate profit.  After reviewing these and related factors, the Board concluded, within the context of their overall conclusions, that the costs of services provided and the profitability to the Investment Manager and its affiliates from their relationships with the Fund supported the continuation of the Management Agreement and each of the Subadvisory Agreements.
Economies of scale
The Board considered the potential existence of economies of scale in the provision by the Investment Manager of services to the Fund, and whether those economies of scale were shared with the Fund through breakpoints in investment management fees or other means, such as expense limitation arrangements and additional investments by the Investment Manager in investment, trading, compliance and other resources.  The Board considered the economies of scale that might be realized as the Fund’s net asset level grows and took note of the extent to which Fund shareholders might also benefit from such growth.  In this regard, the Board took into account that management fees decline as Fund assets exceed various breakpoints, all of which have not been surpassed. The Board observed that the Management Agreement thus provides for breakpoints in the management fee rate schedule that allow opportunities for shareholders to realize lower fees as Fund assets grow and that there are additional opportunities through other means for sharing economies of scale with shareholders.  The Board also noted that the breakpoints in the Subadvisory Agreements did not occur at the same levels as the breakpoints in the Management Agreement.  In this regard, the Board noted the potential challenges of seeking to tailor the Management Agreement breakpoints to those of a subadvisory agreement in this context.
Conclusion
The Board reviewed all of the above considerations in reaching its decision to approve the continuation of the Management Agreement and each of the Subadvisory Agreements.  In reaching its conclusions, no single factor was determinative.
On June 26, 2025, the Board, including all of the Independent Trustees, determined that fees payable under each of the Advisory Agreements were fair and reasonable in light of the extent and quality of services provided and approved the renewal of each of the Advisory Agreements.
26
Multi-Manager Value Strategies Fund  | 2025

[THIS PAGE INTENTIONALLY LEFT BLANK]

Multi-Manager Value Strategies Fund
P.O. Box 219104
Kansas City, MO 64121-9104

Please read and consider the investment objectives, risks, charges and expenses for any fund carefully before investing. For a prospectus and summary prospectus, which contains this and other important information about the Fund, go to
columbiathreadneedleus.com/investor/. The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.
Columbia Threadneedle Investments® (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved.
© 2025 Columbia Management Investment Advisers, LLC.
columbiathreadneedleus.com/investor/
SAR116_05_T01_(01/26)

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Not applicable.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

The fees and expenses of the independent trustees are included in “Compensation of board members” and “Deferred compensation of board members” on each Fund’s Statement of Operations as part of the Registrant’s financial statements filed under Item 7 of this Form N-CSR. Additionally, the compensation paid by the Trust to the Chief Compliance Officer is included in “Compensation of chief compliance officer” on each Fund’s Statement of Operations as part of the Registrant’s financial statements filed under Item 7 of this Form N-CSR.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Statement regarding basis for approval of Investment Advisory Contract is included in Item 7 of this Form N-CSR.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders.

There were no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of directors implemented since the registrant last provided disclosure as to such procedures in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K or Item 15 of Form N-CSR.

Item 16. Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer, based on their evaluation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing of this report, have concluded that such controls and procedures are effective and adequately designed to ensure that information required to be disclosed by the registrant in Form N-CSR is accumulated and communicated to the registrant’s management, including the principal executive officer and principal financial officer, or persons performing similar functions, as appropriate to allow timely decisions regarding required disclosure.

(b) There was no change in the registrant’s internal control over financial reporting that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation.

Not applicable.

Item 19. Exhibits.

(a)(1) Code of ethics required to be disclosed under Item 2 of Form N-CSR: Not applicable for semiannual reports.

(a)(2) Not applicable.

(a)(3) Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.

(a)(4) Not applicable.

(a)(5) Not applicable.

(b) Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Columbia Funds Series Trust II

By:	/s/ Michael G. Clarke
Name:	Michael G. Clarke
Title:	President and Principal Executive Officer

Date:	January 22, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Michael G. Clarke
Name:	Michael G. Clarke
Title:	President and Principal Executive Officer

Date:	January 22, 2026

By:	/s/ Charles H. Chiesa
Name:	Charles H. Chiesa

Title:	Treasurer, Chief Financial Officer, Chief Accounting Officer and Principal Financial Officer

Date:	January 22, 2026